             As filed with the Securities and Exchange Commission
                              on January 30, 2002
                     Registration No. 333-74295; 811-09253

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549
                      ----------------------------------
                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           _____
Pre-Effective Amendment No. ___                                   _____
Post-Effective Amendment No. 31                                     X
                                                                  -----

                                      And

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   _____

Amendment No. 32                                                    X
                                                                  -----
                           ________________________

                            WELLS FARGO FUNDS TRUST
              (Exact Name of Registrant as specified in Charter)
                               525 Market Street
                            San Francisco, CA 94105
         (Address of Principal Executive Offices, including Zip Code)

                          __________________________

      Registrant's Telephone Number, including Area Code: (800) 643-9691
                               C. David Messman
                       Wells Fargo Funds Management, LLC
                         525 Market Street, 12th Floor
                            San Francisco, CA 94163
                    (Name and Address of Agent for Service)
                                With a copy to:
                            Robert M. Kurucza, Esq.
                            Marco E. Adelfio, Esq.
                            Morrison & Foerster LLP
                         2000 Pennsylvania Ave., N.W.
                            Washington, D.C. 20006

It is proposed that this filing will become effective (check appropriate box):

___  Immediately upon filing pursuant to Rule 485(b), or

 X   on February 1, 2002 pursuant to Rule 485(b)
---

___  60 days after filing pursuant to Rule 485(a)(1), or

___  on _________ pursuant to Rule 485(a)(1)

___  75 days after filing pursuant to Rule 485(a)(2), or

___  on ___________ pursuant to Rule 485(a)(2)

If appropriate, check the following box:

___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                            WELLS FARGO FUNDS TRUST
                            -----------------------
                             Cross Reference Sheet
                             ---------------------


Form N-1A Item Number
---------------------

Part A          Prospectus Captions
------          -------------------

1               Front and Back Cover Pages
2               Objectives
                Principal Strategies
                Important Risks
3               Summary of Expenses
                Example of Expenses
4               Objectives
                Principal Strategies
                Important Risks
                See Individual Fund Summaries
                Additional Strategies and General Investment Risks
5               Not applicable
6               Organization and Management of the Funds
7               Your Account
                How to Buy Shares
                How to Sell Shares
                Exchanges/How to Exchange Shares
                Dividends and Distributions
                Taxes
8               Distribution Plan
                Exchanges/How to Exchange Shares
9               See Individual Fund Summaries

Part B          Statement of Additional Information Captions
------          --------------------------------------------

10              Cover Page and Table of Contents
11              Historical Fund Information
                Cover Page
12              Investment Restrictions
                Additional Investment Policies
                Risk Factors
13              Management
14              Capital Stock
15              Management
16              Portfolio Transactions
17              Capital Stock
18              Determination of Net Asset Value
                Additional Purchase and Redemption Information
19              Federal Income Taxes
20              Management
21              Performance Calculations
22              Financial Information

Part C          Other Information
------          -----------------

23-30 Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of this Document.

                               EXPLANATORY NOTE
                               ----------------

     This Post-Effective Amendment No. 31 is being filed to add to the Registration Statement of Wells Fargo Funds Trust (the "Trust"), the audited financial statements and certain related financial information for the fiscal year ended September 30, 2001 for the Equity Funds and the Allocation Funds of the Trust, and to make certain other non-material changes to the Registration Statement.

     This Post-Effective Amendment does not affect the Registration Statement for any of the Trust's other funds.

                                                              [WELLS FARGO LOGO]
WELLS FARGO ALLOCATION FUNDS

                                                                      ----------
                                                                      PROSPECTUS
                                                                      ----------

                                                   Asset Allocation Fund

                                                   Growth Balanced Fund

                                                   Index Allocation Fund

                                                   Class A, Class B, and Class C


                                                       February 1, 2002

Please read this Prospectus and keep it for future reference. It is designed to provide you with important information and to help you decide if a Fund's goals match your own.

These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission ("SEC"), nor has the SEC passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by Wells Fargo Bank, N.A. ("Wells Fargo Bank") or any of its affiliates. Fund shares are NOT insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation ("FDIC") or any other governmental agency. AN INVESTMENT IN A FUND INVOLVES CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

Table of Contents                                                                      Allocation Funds
---------------------------------------------------------------------------------------------------------
Overview                             Objectives and Principal Strategies                                4
                                     Summary of Important Risks                                         6
Important summary information        Performance History                                                8
about the Funds.                     Summary of Expenses                                               12
                                     Key Information                                                   16

---------------------------------------------------------------------------------------------------------
The Funds                            Asset Allocation Fund                                             18
                                     Growth Balanced Fund                                              24
Important information about          Index Allocation Fund                                             30
the individual Funds.                Additional Strategies and General
                                     Investment Risks                                                  36
                                     Organization and Management
                                       of the Funds                                                    41

---------------------------------------------------------------------------------------------------------
Your Investment                      A Choice of Share Classes                                         46
                                     Reductions and Waivers of Sales Charges                           49
How to open an account and           Exchanges                                                         52
how to buy, sell and exchange        Your Account                                                      53
Fund shares.                           How to Buy Shares                                               53
                                       How to Sell Shares                                              57

---------------------------------------------------------------------------------------------------------
Reference                            Additional Services and
                                       Other Information                                               59
Additional information and           Table of Predecessors                                             61
term definitions.                    Description of Core Portfolios                                    62
                                     Portfolio Managers                                                66
                                     Glossary                                                          69


Allocation Funds Overview
--------------------------------------------------------------------------------
See the individual Fund descriptions in this Prospectus for further details. Words appearing in italicized print and highlighted in color are defined in the glossary.

----------------------------------------------------------------------------------------------------------------
FUND                                    OBJECTIVE
-----------------------------------------------------------------------------------------------------------------
     Asset Allocation Fund              Seeks long-term total return, consistent with reasonable risk.

     Growth Balanced Fund               Seeks a combination of current income and capital appreciation by diversifying investments in stocks and bonds.

     Index Allocation Fund              Seeks to earn a high level of total return, consistent with the assumption of reasonable risk.

4    Allocation Funds Prospectus

--------------------------------------------------------------------------------
PRINCIPAL STRATEGIES
--------------------------------------------------------------------------------

We do not select individual securities for investment, rather, we buy substantially all of the securities of various indexes to replicate the total return of such indexes. We use an asset allocation model to allocate and reallocate assets among common stocks (Standard & Poor's 500 Composite Stock Index ("S&P 500 Index")), U.S. Treasury bonds (Lehman Brothers 20+ Treasury Index) and money market instruments. We manage the allocation of investments in the Fund's portfolio assuming a "normal" allocation of 60% stocks and 40% bonds. This is not a "target" allocation, but rather a measure of the level of risk tolerance of the Fund. We invest in asset classes that we believe are undervalued in order to achieve better long-term, risk-adjusted returns.

The Fund is a gateway fund that invests in fixed-income and equity core portfolios in varying proportions, with an emphasis on equity portfolios. The Fund's "neutral" target allocation is 65% equity securities and 35% fixed-income securities, and it uses a "multi-style" approach designed to minimize the risk of investing in a single investment style. The equity portion of the Fund uses 5 different equity styles, and the fixed-income portion of the Fund uses 3 different fixed-income styles.

We do not select individual securities for investment, rather, we buy substantially all of the securities of various indexes to replicate the total return of such indexes. We use an asset allocation model to allocate and reallocate assets among common stocks (S&P 500 Index), U.S. Treasury bonds (Lehman Brothers 20+ Treasury Index) and money market instruments, assuming a "normal" allocation of 100% stocks. This is not a "target" allocation, but rather a measure of the level of risk tolerance of the Fund. We invest in asset classes that we believe are undervalued in order to achieve better long-term, risk-adjusted returns.

                                                  Allocation Funds Prospectus  5

Summary of Important Risks
--------------------------------------------------------------------------------
This section summarizes important risks that relate to an investment in the Funds. All are important to your investment choice. Additional information about these and other risks is included in:

 .  the individual Fund Descriptions later in this Prospectus;
 .  the "Additional Strategies and General Investment Risks" section beginning on page 36; and
 .  the Funds' Statement of Additional Information.

An investment in a Fund is not a deposit of Wells Fargo Bank or any of its affiliates and is not insured or guaranteed by the FDIC or any other government agency. It is possible to lose money by investing in a Fund.

--------------------------------------------------------------------------------
COMMON RISKS FOR THE FUNDS
--------------------------------------------------------------------------------
Equity Securities
Each Fund invests in equity securities, which are subject to equity market risk. This is the risk that stock prices will fluctuate and can decline and reduce the value of a Fund's portfolio. Certain types of stocks and certain individual stocks selected for a Fund's portfolio may underperform or decline in value more than the overall market. Growth style stocks are selected in part based on their prospects for future earnings, which may not be realized. There is no guarantee that stocks selected as "undervalued" using a value style approach will perform as expected. Securities of small or medium-sized companies tend to be more volatile and less liquid than those of large companies.

Foreign Investments
The Funds make foreign investments, which are subject to additional risks, including potentially less liquidity and greater price volatility. These additional risks include those related to adverse political, regulatory, market or economic developments, and foreign markets can and often do perform differently from U.S. markets. Emerging market securities typically present even greater exposure to these same risks and can present additional risks (such as those related to social unrest or political upheaval) that can make them extremely volatile. Additionally, foreign companies may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing their earnings potential, and dispositions of foreign securities and dividends and interest payable on those securities may be subject to high levels of foreign taxation. Foreign investments may be made directly through securities purchased in foreign markets, or through investments in American Depository Receipts ("ADRs") and other similar investments. Direct investment in foreign securities involves exposure to additional risks, including those related to fluctuations in foreign currency exchange rates, withholding and other taxes, trade settlement, custodial, and other operational risks, and the less stringent investor protection and disclosure standards of some foreign markets. ADRs (receipts evidencing ownership of foreign stock deposited in a domestic bank or trust company) reduce some of the risks of foreign investing, because a large, liquid market generally exists and U.S. trading and settlement practices reduce currency, custodial and other operational risks. Similar investments (European and Global Depository Receipts) are receipts for stock deposited in foreign banks and trust companies, trade across foreign and domestic markets, and can involve greater risks than ADRs.

Debt Securities
The Funds invest in debt securities, such as notes and bonds, which are subject to credit risk and interest rate risk. Credit risk is the possibility that an issuer of an instrument will be unable to make interest payments or repay principal. Changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that interest rates may increase, which will reduce the resale value of instruments in a Fund's portfolio, including U.S. Government obligations. Debt securities with longer maturities are generally more sensitive to interest rate changes than those with shorter maturities. Changes in market interest rates do not affect the rate payable on debt instruments held in a Fund, unless the instrument has adjustable or variable rate features, which can reduce interest rate risk. Changes in market interest rates may also have the effect of extending or shortening the duration of certain types of instruments, such as asset-backed securities, thereby affecting their value and the return on your investment.

6  Allocation Funds Prospectus

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FUND                     SPECIFIC RISKS
--------------------------------------------------------------------------------

                         The Funds are subject to the "Equity Securities" and
                         "Debt Securities" risks described under "Common Risks
                         for the Funds" on page 6. Fund assets that track the
Asset Allocation and     performance of an index do so whether the index rises
Index Allocation Funds   or falls. We use investment models that seek
                         undervalued asset classes. There is no guarantee that the asset allocation models will make accurate determinations or that an asset class we believe is undervalued will perform as expected.

                         The Fund is primarily subject to the "Equity
Growth Balanced Fund     Securities" and "Debt Securities" risks described under
                         "Common Risks for the Funds" on page 6.

                                                  Allocation Funds Prospectus  7

Performance History
--------------------------------------------------------------------------------

The following information shows you how each Fund has performed and illustrates the variability of a Fund's returns over time. Each Fund's average annual returns for one-, five- and ten-year periods (or inception, as applicable) are compared to the performance of an appropriate broad-based index (or indexes)."Since Inception" information shown for a broad-based index reflects the published return closest to the Fund's inception date.

Please remember that past performance is no guarantee of future results.

Asset Allocation Fund Class A Calendar Year Returns*

  [GRAPH]

'92        7.00%
'93       14.94%
'94       (2.82)%
'95       29.18%
'96       11.65%
'97       22.01%
'98       25.58%
'99        9.49%
'00        0.99%
'01       (7.19)%

Best Qtr.: Q4 '98 . 16.09%         Worst Qtr.: Q1 '01 . (8.90)%

* Returns do not reflect sales charges. If they did, returns would be lower.

Average annual total return/1/
for the period ended 12/31/01              1 year       5 years      10 years

Class A (Incept. 11/13/86)                (12.54)%        8.18%         9.83%

Class B (Incept. 1/1/95)/2/               (12.14)%        8.46%         9.86%

Class C (Incept. 4/1/98)/2/                (8.67)%        8.71%         9.86%

S&P 500 Index/3/                          (11.88)%       10.70%        12.93%

LB 20+ Treasury Index/4/                    3.63%         8.49%         8.66%

/1/  Returns reflect applicable sales charges.
/2/ Performance shown for periods prior to the inception of this Class reflects the performance of the Class A shares adjusted to reflect this Class's fees and expenses.
/3/  S&P 500 is a registered trademark of Standard & Poor's.
/4/  Lehman Brothers 20+ Treasury Index.

8  Allocation Funds Prospectus

Growth Balanced Fund Class A Shares Calendar Year Returns*/2/

[GRAPH]

'92        5.58%
'93       10.26%
'94        0.16%
'95       23.29%
'96       14.21%
'97       20.78%
'98       22.37%
'99       12.12%
'00        7.59%
'01       (3.15)%

Best Qtr.: Q4 '98 . 16.79%              Worst Qtr.: Q3 '01 . (9.15)%

*  Returns do not reflect sales charges. If they did, returns would be lower.

Average annual total return/1/
for the period ended 12/31/01              1 year       5 years      10 years

 Class A (Incept. 10/14/98)/2/             (8.72)%       10.23%        10.29%

 Class B (Incept. 10/1/98)/2/              (8.48)%       10.46%        10.13%

 Class C (Incept. 10/1/98)/2/              (4.80)%       10.77%        10.15%

 S&P 500 Index/3/                         (11.88)%       10.70%        12.93%

 LB Aggregate Bond Index/4/                 8.44%         7.43%         7.23%

/1/  Returns reflect applicable sales charges.
/2/ Performance shown for periods prior to inception reflects performance of the Institutional Class shares, adjusted to reflect the fees and expenses of this Class. For periods prior to November 11, 1994, performance shown reflects the performance of the predecessor collective investment fund, adjusted to reflect the fees and expenses of this Class. The collective investment fund was not a registered mutual fund and was not subject to certain investment limitations and other restrictions which, if applicable, may have adversely affected performance.
/3/  S&P 500 is a registered trademark of Standard & Poor's.
/4/  Lehman Brothers Aggregate Bond Index.

                                                  Allocation Funds Prospectus  9

Performance History
--------------------------------------------------------------------------------

Index Allocation Fund Class A Shares Calendar Year Returns*/2/

  [GRAPH]

'92        7.44%
'93       12.54%
'94       (0.68)%
'95       34.71%
'96       17.04%
'97       25.18%
'98       26.56%
'99       19.56%
'00       (9.45)%
'01      (13.00)%

Best Qtr.: Q4 '98 . 20.85%              Worst Qtr.: Q3 '01 . (14.97)%

*  Returns do not reflect sales charges. If they did, returns would be lower.

Average annual total return/1/
for the period ended 12/31/01                1 year       5 years      10 years

Class A (Incept. 4/7/88)/2/                 (18.02)%        7.06%        10.29%

Class B (Incept. 12/15/97)/3/               (17.81)%        7.17%        10.18%

Class C (Incept. 7/1/93)/3/                 (14.49)%        7.49%        10.19%

S&P 500 Index/4/                            (11.88)%       10.70%        12.93%

LB 20+ Treasury Index/5/                      3.63%         8.49%         8.66%

/1/  Returns reflect applicable sales charges.
/2/ Performance shown for the Class A shares for the periods prior to December 15, 1997 reflects performance of the Class A shares of the Overland Express Index Allocation Fund.
/3/ Performance shown for the Class B and Class C shares prior to December 15, 1997 reflects the performance of the Class D shares of the Overland Fund adjusted to reflect the Class B and Class C fees and expenses, respectively. For the periods prior to July 1, 1993, the Class B and Class C share performance reflects the performance of the Class A shares of the Overland Fund adjusted to reflect the Class B and Class C fees and expenses, respectively.
/4/  S&P 500 is a registered trademark of Standard & Poor's.
/5/  Lehman Brothers 20+ Treasury Index.

10  Allocation Funds Prospectus

                                              This page intentionally left blank
--------------------------------------------------------------------------------

Allocation Funds
--------------------------------------------------------------------------------

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in a Fund. These tables do not reflect charges that may be imposed in connection with an account through which you hold Fund shares. A broker/dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service, or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here. Expenses include core and gateway fees, where applicable.

--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------

                                                                                           All Funds
                                                                           ----------------------------------------
                                                                                CLASS A       CLASS B       CLASS C
-------------------------------------------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases
(as a percentage of offering price)                                              5.75%        None          None

Maximum deferred sales charge (load) (as a percentage of the lower
of the Net Asset Value ("NAV") at purchase or the NAV at redemption)             None/1/      5.00%         1.00%
-------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
                                                                                 Asset Allocation
                                                                                       Fund
                                                             ------------------------------------------------------
                                                                   CLASS A             CLASS B              CLASS C
-------------------------------------------------------------------------------------------------------------------
Management Fees                                                      0.80%               0.80%                0.80%
Distribution (12b-1) Fees                                            0.00%               0.75%                0.75%
Other Expenses/2/                                                    0.55%               0.53%                0.49%
-------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                 1.35%               2.08%                2.04%
-------------------------------------------------------------------------------------------------------------------
Fee Waivers                                                          0.20%               0.18%                0.14%
-------------------------------------------------------------------------------------------------------------------
NET EXPENSES/3/                                                      1.15%               1.90%                1.90%
-------------------------------------------------------------------------------------------------------------------

/1/ Class A shares that are purchased at NAV in amounts of $1,000,000 or more may be assessed a 1.00% CDSC if they are redeemed within one year from the date of purchase. See "A Choice of Share Classes" for further information. All other Class A shares will not have a CDSC.
/2/ Other expenses may include expenses payable to affiliates of Wells Fargo
    Bank. Other expenses for the Asset Allocation Fund have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
/3/ The adviser has committed through January 31, 2003 to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown.
/4/ Expenses for the Growth Balanced Fund include expenses allocated from the core portfolios in which the Fund invests.

12   Allocation Funds Prospectus

                                                             Summary of Expenses
--------------------------------------------------------------------------------

            Growth Balanced                          Index Allocation
                Fund/4/                                    Fund
--------------------------------------------------------------------------------
CLASS A        CLASS B       CLASS C       CLASS A       CLASS B        CLASS C
--------------------------------------------------------------------------------
   0.84%         0.84%         0.84%         0.80%         0.80%          0.80%
   0.00%         0.75%         0.75%         0.00%         0.75%          0.75%
   0.46%         0.57%         0.47%         0.50%         0.60%          0.50%
--------------------------------------------------------------------------------
   1.30%         2.16%         2.06%         1.30%         2.15%          2.05%
--------------------------------------------------------------------------------
   0.15%         0.26%         0.16%         0.00%         0.10%          0.00%
--------------------------------------------------------------------------------
   1.15%         1.90%         1.90%         1.30%         2.05%          2.05%
--------------------------------------------------------------------------------

                                               Allocation Funds Prospectus    13

Allocation Funds
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EXAMPLE OF EXPENSES
--------------------------------------------------------------------------------
These examples are intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. The examples assume a fixed rate of return and that fund operating expenses remain the same. Your actual costs may be higher or lower than those shown.

You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you redeem your shares at the end of each period:

--------------------------------------------------------------------------------
                                                   Asset Allocation
                                                        Fund
                                        ----------------------------------------
                                          CLASS A        CLASS B       CLASS C
--------------------------------------------------------------------------------
   1 YEAR                                  $  685         $  693        $  293
   3 YEARS                                 $  959         $  934        $  626
   5 YEARS                                 $1,254         $1,302        $1,085
  10 YEARS                                 $2,089         $2,121        $2,358
--------------------------------------------------------------------------------

You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you do NOT redeem your shares at the end of each period:

--------------------------------------------------------------------------------
                                                   Asset Allocation
                                                        Fund
                                        ----------------------------------------
                                          CLASS A        CLASS B       CLASS C
--------------------------------------------------------------------------------
   1 YEAR                                  $  685         $  193        $  193
   3 YEARS                                 $  959         $  634        $  626
   5 YEARS                                 $1,254         $1,102        $1,085
  10 YEARS                                 $2,089         $2,121        $2,358
--------------------------------------------------------------------------------

14    Allocation Funds Prospectus

                                                             Summary of Expenses
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
           Growth Balanced                            Index Allocation
                Fund                                         Fund
--------------------------------------------------------------------------------
 CLASS A        CLASS B       CLASS C       CLASS A       CLASS B       CLASS C
--------------------------------------------------------------------------------
  $  685         $  693        $  293        $  700        $  708        $  308
  $  949         $  951        $  630        $  963        $  963        $  643
  $1,233         $1,336        $1,094        $1,247        $1,345        $1,103
  $2,040         $2,151        $2,377        $2,053        $2,157        $2,379
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
           Growth Balanced                            Index Allocation
                Fund                                         Fund
--------------------------------------------------------------------------------
 CLASS A        CLASS B       CLASS C       CLASS A       CLASS B       CLASS C
--------------------------------------------------------------------------------
  $  685         $  193        $  193        $  700        $  208        $  208
  $  949         $  651        $  630        $  963        $  663        $  643
  $1,233         $1,136        $1,094        $1,247        $1,145        $1,103
  $2,040         $2,151        $2,377        $2,053        $2,157        $2,379
--------------------------------------------------------------------------------

                                               Allocation Funds Prospectus    15

Key Information
--------------------------------------------------------------------------------

In this Prospectus,"we" generally refers to Wells Fargo Funds Trust (the "Trust"), or Wells Fargo Funds Management, LLC ("Funds Management"), the Funds' investment adviser. "We" may also refer to the Funds' other service providers."You" refers to the shareholder or potential investor.

--------------------------------------------------------------------------------
Core/Gateway Structure
The Growth Balanced Fund is a "gateway" fund in a "core and gateway" structure. In this structure, a gateway fund invests substantially all of its assets in one or more core portfolios of Wells Fargo Core Trust or other stand-alone funds of Wells Fargo Funds whose objectives and investment strategies are consistent with the gateway fund's investment objective. Through this structure, gateway funds can enhance their investment opportunities and reduce their expenses by sharing the costs and benefits of a larger pool of assets. Core portfolios offer their shares to multiple gateway funds and other core portfolios rather than directly to the public. Certain administrative and other fees and expenses are charged to both the gateway fund and the core portfolio(s). The services provided and fees charged to a gateway fund are in addition to and not duplicative of the services provided and fees charged to the core portfolio(s). Fees relating to investments in other stand-alone funds are waived to the extent that they are duplicative, or would exceed certain defined terms. References to the investment activities of a gateway fund are intended to refer to the investment activities of the core portfolio(s) in which it invests.

--------------------------------------------------------------------------------
Important information you should look for as you decide to invest in a Fund:
The summary information on the previous pages is designed to provide you with an overview of each Fund. The sections that follow provide more detailed information about the investments and management of each Fund.

--------------------------------------------------------------------------------
Investment Objective and Investment Strategies
The investment objective of each Fund in this Prospectus is non-fundamental, that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for each Fund tells you:

 .  what the Fund is trying to achieve;
 . how we intend to invest your money; and . what makes the Fund different from the other Funds offered in this
   Prospectus.

--------------------------------------------------------------------------------
Permitted Investments
A summary of the Fund's key permitted investments and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis. Percentages of the "Fund's assets" are measured as percentages of net assets plus borrowings for investment purposes.

--------------------------------------------------------------------------------
Important Risk Factors
Describes the key risk factors for the Fund, and includes risks described in the "Summary of Important Risks" and "Additional Strategies and General Investment Risks" sections.

Words appearing in italicized print and highlighted in color are defined in the Glossary.

16  Allocation Funds Prospectus

                                              This page intentionally left blank
--------------------------------------------------------------------------------

Asset Allocation Fund
--------------------------------------------------------------------------------

Investment Objective
The Asset Allocation Fund seeks long-term total return, consistent with reasonable risk.

--------------------------------------------------------------------------------
Investment Strategies
We use an asset allocation model to allocate and reallocate assets among common stocks, U.S. Treasury Bonds and money market instruments. This strategy is based on the premise that asset classes are at times undervalued or overvalued in comparison to one another and that investing in undervalued asset classes offers better long-term, risk-adjusted returns.

--------------------------------------------------------------------------------
Permitted Investments
The asset classes we invest in are:

 .    Stock Investments--We invest this portion of the Fund in common stocks to replicate the S&P 500 Index. We do not individually select common stocks on the basis of traditional investment analysis. Instead, we invest in each company comprising the S&P 500 Index in proportion to its weighting in the S&P 500 Index in an effort to match the total return of the S&P 500 Index as closely as possible;
 .    Bond Investments--We invest this portion of the Fund in U.S. Treasury Bonds to replicate the Lehman Brothers 20+ Treasury Index. Bonds in this Index have remaining maturities of twenty years or more; and
 .    Money Market Investments--We invest this portion of the Fund in high-
     quality money market instruments, including U.S. Government obligations, obligations of foreign and domestic banks, short-term corporate debt instruments and repurchase agreements.

In addition, under normal circumstances, we may invest:

 .    In call and put options on stock indexes, stock index futures, options on stock index futures, and interest rate futures contracts as a substitute for a comparable market position in stocks or bonds; and
 .    Up to 25% of total assets in foreign investments qualifying as money market investments.

We manage the allocation of investments in the Fund assuming a "normal" allocation of 60% stocks and 40% bonds. This is not a "target" allocation, but rather a measure of the level of risk tolerance for the Fund.

We are not required to keep a minimum investment in any of the three asset classes described above, nor are we prohibited from investing substantially all of our assets in a single class. The allocation may shift at any time.

18  Allocation Funds Prospectus

--------------------------------------------------------------------------------

     Important Risk Factors

     The Fund is primarily subject to the "Equity Securities" and "Debt Securities" risks described under "Common Risks for the Funds" on page 6.

     We use an asset allocation model that seeks undervalued asset classes. There is no guarantee that the asset allocation model will make accurate determinations or that an asset class we believe is undervalued will perform as expected.

     You should consider these risks, along with the "Additional Strategies and General Investment Risks" section beginning on page 36. These considerations are all important to your investment choice.

                                                  Allocation Funds Prospectus 19

Asset Allocation Fund
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years (or since inception, if shorter). Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.

------------------------------------------------------------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
------------------------------------------------------------------------------------------------------------------------------------
                                                                  CLASS A SHARES--COMMENCED
                                                                  ON NOVEMBER 13, 1986
                                                                  ------------------------------------------------------------------
                                                                  Sept. 30,       Sept. 30,        Sept. 30,        Feb. 28,
For the period ended:                                               2001            2000            1999/1/          1999/2/
                                                                  ------------------------------------------------------------------
Net asset value, beginning of period                               $  24.36      $     25.84      $     25.65      $     24.99
Income from investment operations:
 Net investment income (loss)                                          0.36             0.55             0.36             0.38
 Net realized and unrealized gain (loss)
  on investments                                                      (3.87)            2.21             0.19             2.92
Total from investment operations                                      (3.51)            2.76             0.55             3.30
Less distributions:
 Dividends from net investment income                                 (0.36)           (0.55)           (0.36)           (0.33)
 Distributions from net realized gain                                 (1.77)           (3.69)            0.00            (2.31)
Total from distributions                                              (2.13)           (4.24)           (0.36)           (2.64)
Net asset value, end of period                                     $  18.72      $     24.36      $     25.84      $     25.65
Total return/5/                                                      (15.52)%          11.96%            2.10%           13.69%
Ratios/supplemental data:
 Net assets, end of period (000s)                                  $989,513      $ 1,266,358      $ 1,310,935      $ 1,362,966
Ratios to average net assets (annualized):
 Ratio of expenses to average net assets                               0.99%            0.99%            0.95%            0.92%
 Ratio of net investment income (loss) to
  average net assets                                                   1.71%            2.20%            2.08%            1.65%
Portfolio turnover                                                       54%              37%              29%              31%
Ratio of expenses to average net assets prior to
 waived fees and reimbursed expenses (annualized)/6/                   1.20%            1.18%            0.96%             N/A
------------------------------------------------------------------------------------------------------------------------------------

/1/  The Fund changed its fiscal year-end from February 28 to September 30.
/2/  The Fund changed its fiscal year-end from March 31 to February 28.
/3/  The Fund changed its fiscal year-end from September 30 to March 31.
/4/ This ratio includes activity of the Master Portfolio prior to December 15, 1997.
/5/ Total returns do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns for periods of less than one year are not annualized.
/6/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

20  Allocation Funds Prospectus

                                                            Financial Highlights
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                          CLASS B SHARES--COMMENCED
                                          ON JANUARY 1, 1995
----------------------------------------------------------------------------------------------------------------------
   March 31,         March 31,            Sept. 30,    Sept. 30,   Sept. 30,   Feb. 28,      March 31,       March 31,
      1998           1997/3/                2001         2000      1999/1/     1999/2/         1998          1997/3/
-------------------------------------------------------------------------------------------------------------------------
  $    20.30        $    21.24            $  14.78     $  15.63    $  15.55    $  15.16      $  12.29        $  12.84
        0.69              0.41                0.13         0.22        0.18        0.13          0.29            0.19
        6.37              0.65               (2.35)        1.35        0.08        1.77          3.89            0.41
        7.06              1.06               (2.22)        1.57        0.26        1.90          4.18            0.60
       (0.69)            (0.41)              (0.13)       (0.19)      (0.18)      (0.11)        (0.29)          (0.19)
       (1.68)            (1.59)              (1.07)       (2.23)       0.00       (1.40)        (1.02)          (0.96)
       (2.37)            (2.00)              (1.20)       (2.42)      (0.18)      (1.51)        (1.31)          (1.15)
  $    24.99        $    20.30            $  11.36     $  14.78    $  15.63    $  15.55      $  15.16        $  12.29
       36.08%             4.94%             (16.18)%      11.21%       1.68%      12.98%        35.16%           4.62%
  $1,305,848        $1,041,622            $479,035     $577,526    $491,284    $402,991      $267,060        $ 89,252
        0.95%/4/          0.92%/4/            1.74%        1.74%       1.63%       1.62%         1.60%/4/        1.53%/4/
        2.99%/4/          3.91%/4/            0.96%        1.45%       1.42%       0.91%         2.15%/4/        3.30%/4/
          51%/4/             5%/4/              54%          37%         29%         31%           51%/4/           5%/4/
        N/A                N/A                1.93%        1.97%       1.68%       1.63%         N/A             1.58%/4/
-------------------------------------------------------------------------------------------------------------------------

                                                  Allocation Funds Prospectus 21

Asset Allocation Fund
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years (or since inception, if shorter). Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.

----------------------------------------------------------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
----------------------------------------------------------------------------------------------------------------------------------
                                                                           CLASS C SHARES--COMMENCED
                                                                           ON APRIL 1,        1998
                                                                          --------------------------------------------------------
                                                                           Sept. 30,          Sept. 30,    Sept. 30,      Feb. 28,
For the period ended:                                                        2001               2000        1999/1/        1999
                                                                          --------------------------------------------------------
Net asset value, beginning of period                                       $  14.82             15.68       $ 15.59       $ 15.16

Income from investment operations:
 Net investment income (loss)                                                  0.13              0.21          0.18          0.08
 Net realized and unrealized gain (loss)
  on investments                                                              (2.35)             1.36          0.09          1.82

Total from investment operations                                              (2.22)             1.57          0.27          1.90

Less distributions:
 Dividends from net investment income                                         (0.13)            (0.19)        (0.18)        (0.07)
 Distributions from net realized gain                                         (1.08)            (2.24)         0.00         (1.40)

Total from distributions                                                      (1.21)            (2.43)        (0.18)        (1.47)

Net asset value, end of period                                             $  11.39             14.82       $ 15.68       $ 15.59

Total return/2/                                                              (16.16)%           11.17%         1.69%        12.97%

Ratios/supplemental data:
 Net assets, end of period (000s)                                          $ 31,536            32,911       $20,218       $10,076

Ratios to average net assets (annualized):
 Ratio of expenses to average net assets                                       1.74%             1.74%         1.64%         1.64%
 Ratio of net investment income (loss) to
  average net assets                                                           0.96%             1.42%         1.46%         0.69%

Portfolio turnover                                                               54%               37%           29%           31%

Ratio of expenses to average net assets prior to
 waived fees and reimbursed expenses (annualized)/3/                           1.89%             1.91%         1.70%         1.85%
----------------------------------------------------------------------------------------------------------------------------------


/1/ The Fund changed its fiscal year-end from February 28 to September 30.
/2/ Total returns do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns for periods of less than one year are not annualized.
/3/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

22  Allocation Funds Prospectus

                                              This page intentionally left blank
--------------------------------------------------------------------------------

Growth Balanced Fund
--------------------------------------------------------------------------------

     Investment Objective
     The Growth Balanced Fund seeks to provide a combination of current income and capital appreciation by diversifying investments in stocks and bonds.

     ---------------------------------------------------------------------------
     Investment Strategies
     The Fund is a gateway fund that invests in fixed-income and equity core portfolios in varying proportions, with an emphasis on equity portfolios. The Fund's "neutral" target allocation is 65% equity securities and 35% fixed-income securities, and it uses a "multi-style" approach designed to minimize the risk of investing in a single investment style. "Style" means either an approach to selecting investments, or a type of investment. We currently invest in 14 core portfolios.

     We attempt to enhance the returns of the Fund by using an asset allocation model that employs various analytical techniques, including quantitative techniques, valuation formulas and optimization procedures, to assess the relative attractiveness of equity and fixed-income investments and to recommend changes in the Fund's target allocations. We do not anticipate making a substantial number of target allocation changes. We use futures contracts to implement target allocation changes determined by the model, rather than physically reallocating assets among investment styles.

     ---------------------------------------------------------------------------
     Permitted Investments
     We invest the equity portion of the portfolio in 5 different equity investment styles. The blending of multiple equity investment styles is intended to reduce the risk associated with the use of a single style, which may move in and out of favor during the course of a market cycle. We invest the fixed-income portion of the portfolio in 3 different fixed-income investment styles. The blending of multiple fixed-income investment styles is intended to reduce the price and return volatility of, and provide more consistent returns within, the fixed-income portion of the Fund's investments.

     The percentage of Fund assets that we invest in different core portfolios may temporarily deviate from the Fund's target allocations due to changes in market values. The adviser rebalances the Fund when the Fund's actual allocations deviate by a specified percentage from the target allocations. Under normal circumstances, we invest at least 25% of our total assets in fixed-income securities. When market conditions are not "normal," as determined by the model, the Fund's asset allocation may be as low as 20% in fixed-income securities, and these conditions may last for extended periods of time.

     We may invest in more or fewer core portfolios, in other Wells Fargo Funds, or directly in a portfolio of securities.

     ---------------------------------------------------------------------------
     Target Allocations
                           Neutral Target Allocations  Target Allocation Ranges
     Equity Styles                    65%                     50-80%
     Fixed-Income Styles              35%                     20-50%

24    Allocation Funds Prospectus

-------------------------------------------------------------------------------

Portfolio Allocation
The Fund's "neutral" portfolio allocations are as follows:

                                                         Allocation

Investment Style/Portfolios                                  65%
Diversified Equity Style
      Index Portfolio                                             16.25%
      Equity Income Portfolio                                     16.25%
      Large Company Style                                         16.25%
           Large Cap Appreciation Portfolio                              1.625%
           Large Company Growth Portfolio                                 13.0%
           Disciplined Growth Portfolio                                  1.625%
      Small Cap Style                                               6.5%
           Small Cap Index Portfolio                                     1.625%
           Small Company Growth Portfolio                                1.625%
           Small Company Value Portfolio                                 1.625%
           Small Cap Value Portfolio                                     1.625%
      International Style                                          9.75%
           International Portfolio                                       4.875%
           International Equity Portfolio                                4.875%
Diversified Bond Style                                       35%
      Managed Fixed Income Portfolio                               17.5%
      Strategic Value Bond Portfolio                               5.85%
      Tactical Maturity Bond Portfolio                            11.65%
TOTAL FUND ASSETS                                           100%

--------------------------------------------------------------------------------
Portfolio Management

Please see the "Description of Core Portfolios" section on page 62 for the objective and principal strategies of each portfolio, and the "Portfolio Managers" section on page 66 for the professional summaries for these managers.

Core Portfolio                   Sub-Adviser         Portfolio Manager(s)
Tactical Maturity Bond           Peregrine           William D. Giese, CFA and
                                                     Patricia Burns, CFA
Strategic Value Bond             Galliard            Richard Merriam, CFA,
                                                     and John Huber
Managed Fixed Income             Galliard            Richard Merriam, CFA,
                                                     and Ajay Mirza, CFA
                                                     Laurie R. White
Equity Income                    WCM                 David L. Roberts, CFA and
                                                     Gary J. Dunn, CFA
Large Cap Appreciation           Cadence             David B. Breed, CFA and
                                                     Wayne A. Wicker, CFA
Large Company Growth             Peregrine           John S. Dale, CFA and
                                                     Gary E. Nussbaum, CFA
Disciplined Growth               Smith               Stephen S. Smith, CFA
Small Cap Index                  WCM                 David D. Sylvester and
                                                     Laurie R. White
Small Company Growth             Peregrine           Robert B. Mersky, CFA and
                                                     Paul E. von Kuster, CFA
Small Company Value              Peregrine           Tasso H. Coin, Jr., CFA and
                                                     Douglas G. Pugh, CFA
Small Cap Value                  Smith               Stephen S. Smith, CFA
International                    Schroder            Michael Perelstein
International Equity             WCM                 Cynthia Tusan, CFA and
                                                     Sabrina Yih, CFA

                                               Allocation Funds Prospectus    25

Growth Balanced Fund
--------------------------------------------------------------------------------

Important Risk Factors
The Fund is primarily subject to the "Equity Securities" and "Debt Securities" risks described under "Common Risks for the Funds" on page 6. The Fund also invests in small company and foreign securities which are subject to additional risks, including less liquidity and greater price volatility.

You should consider these risks, along with the "Additional Strategies and General Investment Risks" section beginning on page 36. These considerations are all important to your investment choice.

26    Allocation Funds Prospectus

                                              This page intentionally left blank
--------------------------------------------------------------------------------

Growth Balanced Fund
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years (or since inception, if shorter). Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which along with its report and the Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.

--------------------------------------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
--------------------------------------------------------------------------------------------------------------
                                                           CLASS A SHARES--COMMENCED
                                                           ON OCTOBER 14, 1998
                                                           ---------------------------------------------------
                                                           Sept. 30,      Sept. 30,     Sept 30,       May 31,
For the period ended:                                         2001           2000       1999/1/         1999
                                                           ---------------------------------------------------
Net asset value, beginning of period                        $ 34.96        $ 32.69       $32.78        $28.09

Income from investment operations:
 Net investment income (loss)                                  0.59           0.62         0.16          0.63
 Net realized and unrealized gain (loss)
   on investments                                             (3.72)          4.05        (0.25)         5.67

Total from investment operations                              (3.13)          4.67        (0.09)         6.30

Less distributions:
 Dividends from net investment income                         (0.62)         (0.59)        0.00         (0.58)
 Distributions from net realized gain                         (2.03)         (1.81)        0.00         (1.03)

Total from distributions                                      (2.65)         (2.40)        0.00         (1.61)

Net asset value, end of period                              $ 29.18        $ 34.96       $32.69        $32.78

Total return/4/                                               (9.78)%        14.86%       (0.27)%       22.83%

Ratios/supplemental data:
 Net assets, end of period (000s)                           $25,049        $17,976       $6,552        $3,667

Ratios to average net assets (annualized):
 Ratio of expenses to average net assets/2/                    1.15%          1.15%        1.15%         1.15%
 Ratio of net investment income (loss) to
   average net assets                                          1.93%          2.05%        1.83%         1.92%

Portfolio turnover/3/                                            60%            56%          11%           49%

Ratio of expenses to average net assets
 prior to waived fees and reimbursed
 expenses (annualized)/2/,/5/                                  1.30%          1.37%        1.67%         1.88%
--------------------------------------------------------------------------------------------------------------

/1/ The Fund changed its fiscal year-end from May 31 to September 30.
/2/ Includes expenses allocated from the Portfolio(s) in which the Fund invests. /3/ Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund's investment percentage in the respective Portfolio by the corresponding Portfolio's portfolio turnover rate.
/4/ Total returns do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns for periods of less than one year are not annualized.
/5/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

28   Allocation Funds Prospectus

                                                            Financial Highlights
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
  CLASS B SHARES--COMMENCED                         CLASS C SHARES--COMMENCED
  ON OCTOBER 1, 1998                                ON OCTOBER 1, 1998
---------------------------------------------------------------------------------------------------
  Sept. 30,    Sept. 30,    Sept. 30,    May 31,    Sept. 30,    Sept. 30,    Sept. 30,    May 31,
    2001         2000        1999/1/      1999         2001          2000      1999/1/      1999
---------------------------------------------------------------------------------------------------
   $ 32.50      $ 30.59      $ 30.59     $26.96      $ 32.50       $30.65      $30.79      $26.96

      0.39         0.42         0.10       0.56         0.39         0.48        0.07        0.65

     (3.50)        3.71        (0.27)      4.82        (3.50)        3.66       (0.21)       4.79

     (3.11)        4.13        (0.17)      5.38        (3.11)        4.14       (0.14)       5.44

     (0.44)       (0.41)        0.00      (0.55)       (0.45)       (0.48)       0.00       (0.58)
     (2.03)       (1.81)        0.00      (1.03)       (2.03)       (1.81)       0.00       (1.03)

     (2.47)       (2.22)        0.00      (1.58)       (2.48)       (2.29)       0.00       (1.61)

   $ 26.92      $ 32.50      $ 30.59     $30.76      $ 26.91       $32.50      $30.65      $30.79

    (10.45)%      14.04%       (0.55)%    20.36%      (10.46)%      14.06%      (0.45)%     20.59%

   $48,487      $20,198      $11,967     $8,978      $11,265       $6,564      $2,153      $1,236

      1.90%        1.90%        1.90%      1.75%        1.90%        1.90%       1.68%       1.68%

      1.16%        1.28%        1.08%      1.34%        1.18%        1.31%       1.30%       1.45%

        60%          56%          11%        49%          60%          56%         11%         49%


      2.16%        2.15%        2.31%      2.43%        2.06%        2.12%       2.46%       4.43%
---------------------------------------------------------------------------------------------------

                                                Allocation Funds Prospectus   29

Index Allocation Fund
--------------------------------------------------------------------------------

Investment Objective
The Index Allocation Fund seeks to earn a high level of total return, consistent with the assumption of reasonable risk.

--------------------------------------------------------------------------------

Investment Strategies
We use an asset allocation model to allocate and reallocate assets among common stocks, U.S. Treasury bonds and money market instruments as represented by the various indexes described below. This strategy is based on the premise that asset classes are at times undervalued or overvalued in comparison to one another and that investing in undervalued asset classes offers better long-term, risk-adjusted returns.

--------------------------------------------------------------------------------

Permitted Investments
We invest in the following asset classes:

  . Stock Investments--We invest this portion of the Fund in common stocks to replicate the S&P 500 Index. We do not individually select common stocks on the basis of traditional investment analysis. Instead, we invest in each company comprising the S&P 500 Index in proportion to its weighting in the S&P 500 Index in an effort to match the total return of the S&P 500 Index as closely as possible.
  . Bond Investments--We invest this portion of the Fund in U.S. Treasury bonds to replicate the Lehman Brothers 20+ Treasury Index. Bonds in this index will have maturities of 20 years or more; and
  . Money Market Investments--We invest this portion of the Fund in high-quality money market instruments, including U.S. Government obligations, obligations of foreign and domestic banks, short-term corporate debt instruments and repurchase agreements.

In addition, under normal circumstances, we invest:

  . at least 80% of the Fund's assets in securities representative of the S&P 500 Index, Lehman Brothers 20+ Treasury Index or a combination of both;
  . in call and put options on stock indexes, stock index futures, options on stock index futures and interest rate futures contracts as a substitute for a comparable market position in stocks or bonds; and
  . up to 25% of total assets in foreign investments qualifying as money market investments.

We manage the allocation of investments in the Fund's portfolio based on the assumption that the Fund's "normal" allocation is 100% stocks and no bonds. This is not a "target" allocation but rather a measure of the level of risk tolerance for the Fund.

We are not required to keep a minimum investment in any of the three asset classes, nor are we prohibited from investing substantially all of our assets in a single class. The asset allocation may shift at any time.

30    Allocation Funds Prospectus

-------------------------------------------------------------------------------

     Important Risk Factors
     The Fund is subject to the "Equity Securities" and "Debt Securities" risks described under "Common Risks for the Funds" on page 6.

     Fund assets that track the performance of an index do so whether the index rises or falls.

     We use an asset allocation model that seeks undervalued asset classes. There is no guarantee that the asset allocation model will make accurate determinations or that an asset class we believe is undervalued will perform as expected.

     You should consider these risks along with the "Additional Strategies and General Investment Risks" section beginning on page 36. These considerations are all important to your investment choice.

                                                Allocation Funds Prospectus   31

Index Allocation Fund
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years (or since inception, if shorter). Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.

-----------------------------------------------------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
-----------------------------------------------------------------------------------------------------------------------------
                                                          CLASS A SHARES--COMMENCED
                                                          ON APRIL 7, 1988
                                                          -------------------------------------------------------------------
                                                          Sept. 30,      Sept. 30,      Sept. 30,      Feb. 28,      March 31,
For the period ended:                                       2001           2000          1999/1/       1999/2/        1998/3/
                                                          -------------------------------------------------------------------
Net asset value, beginning of period                      $ 21.50        $ 19.72        $ 19.04        $ 17.55       $ 15.51

Income from investment operations:
 Net investment income (loss)                                0.01           0.01           0.02           0.03          0.01
 Net realized and unrealized gain (loss)
  on investments                                            (5.41)          2.48           0.68           2.14          2.04

Total from investment operations                            (5.40)          2.49           0.70           2.17          2.05

Less distributions:
 Dividends from net investment income                        0.00           0.00          (0.02)         (0.03)        (0.01)
 Distributions from net realized gain                       (2.07)         (0.71)          0.00          (0.65)         0.00

Total from distributions                                    (2.07)         (0.71)         (0.02)         (0.68)        (0.01)

Net asset value, end of period                            $ 14.03        $ 21.50        $ 19.72        $ 19.04       $ 17.55

Total return/4/                                            (27.42)%        12.63%          3.68%         12.60%        13.23%

Ratios/supplemental data:
 Net assets, end of period (000s)                         $57,833        $89,608        $94,676        $92,655       $92,733

Ratios to average net assets (annualized):
 Ratio of expenses to average net assets                     1.30%          1.30%          1.26%          1.29%         1.31%
 Ratio of net investment income (loss) to
  average net assets                                         0.01%         (0.01)%         0.15%          0.19%         0.30%

Portfolio turnover                                              4%             7%             3%            12%            0%

Ratio of expenses to average net assets
 prior to waived fees and reimbursed
 expenses (annualized)/5/                                    1.30%          1.32%          1.26%           N/A          1.32%
-----------------------------------------------------------------------------------------------------------------------------

/1/ The Fund changed its fiscal year-end from February 28 to September 30.
/2/ The Fund changed its fiscal year-end from March 31 to February 28.
/3/ The Fund changed its fiscal year-end from December 31 to March 31.
/4/ Total returns do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns for periods of less than one year are not annualized.
/5/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.


32   Allocation Funds Prospectus

                                                            Financial Highlights
--------------------------------------------------------------------------------

                          CLASS B SHARES--COMMENCED                                               CLASS C SHARES--COMMENCED
                          ON DECEMBER 15, 1997                                                     ON JULY 1, 1993
----------------------------------------------------------------------------------------------------------------------------
  Dec. 31,    Dec. 31,    Sept. 30,    Sept. 30,    Sept. 30,    Feb. 28,    March 31,    Dec. 31,   Sept. 30,    Sept. 30,
    1997        1996         2001         2000        1999/1/     1999/2/     1998/3/       1997        2001        2000
----------------------------------------------------------------------------------------------------------------------------
  $ 13.99     $ 13.76     $  26.30     $ 24.30      $ 23.55      $ 21.81     $ 19.31      $ 18.99    $  26.31     $ 24.32

     0.28        0.29        (0.16)      (0.15)       (0.05)       (0.07)      (0.01)        0.00       (0.21)      (0.22)

     3.23        2.02        (6.58)       3.02         0.80         2.61        2.51         0.32       (6.53)       3.08

     3.51        2.31        (6.74)       2.87         0.75         2.54        2.50         0.32       (6.74)       2.86

    (0.28)      (0.29)        0.00        0.00         0.00         0.00        0.00         0.00        0.00        0.00
    (1.71)      (1.79)       (2.53)      (0.87)        0.00        (0.80)       0.00         0.00       (2.53)      (0.87)

    (1.99)      (2.08)       (2.53)      (0.87)        0.00        (0.80)       0.00         0.00       (2.53)      (0.87)

  $ 15.51     $ 13.99     $  17.03     $ 26.30      $ 24.30      $ 23.55     $ 21.81      $ 19.31    $  17.04     $ 26.31

    25.18%      17.04%      (27.98)%     11.81%        3.18%       11.88%      12.95%        1.69%     (27.97)%     11.76%

  $80,512     $60,353     $ 19,755     $29,726      $19,431      $12,568     $ 3,322      $   356    $ 44,621     $77,008

     1.26%       1.31%        2.05%       2.05%        2.03%        2.04%       2.06%        2.05%       2.05%       2.05%

     1.82%       2.06%       (0.74)%     (0.78)%      (0.61)%      (0.57)%     (0.43)%      (0.17)%     (0.74)%     (0.76)%

       80%         67%           4%          7%           3%          12%          0%          80%          4%          7%


     1.29%       1.44%        2.15%       2.18%        2.07%        2.26%       4.03%       15.17%       2.05%       2.13%
----------------------------------------------------------------------------------------------------------------------------

                                                Allocation Funds Prospectus   33

Index Allocation Fund
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years (or since inception, if shorter). Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.

--------------------------------------------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
--------------------------------------------------------------------------------------------------------------------
                                                    CLASS C SHARES--CONTINUED
                                                    ----------------------------------------------------------------
                                                    Sept. 30,     Feb. 28,     March 31,      Dec. 31,      Dec. 31,
For the period ended:                                1999/1/      1999/2/       1998/3/         1997          1996
                                                    ----------------------------------------------------------------
Net asset value, beginning of period                $ 23.56       $ 21.82       $ 19.32       $ 17.42       $ 17.10

Income from investment operations:
 Net investment income (loss)                         (0.07)        (0.10)        (0.02)         0.20          0.22
 Net realized and unrealized gain (loss)
  on investments                                       0.83          2.64          2.52          4.00          2.54

Total from investment operations                       0.76          2.54          2.50          4.20          2.76

Less distributions:
 Dividends from net investment income                  0.00          0.00          0.00         (0.20)        (0.22)
 Distributions from net realized gain                  0.00         (0.80)         0.00         (2.10)        (2.22)

Total from distributions                               0.00         (0.80)         0.00         (2.30)        (2.44)

Net asset value, end of period                      $ 24.32       $ 23.56       $ 21.82       $ 19.32       $ 17.42

Total return/4/                                        3.23%        11.88%        13.00%        24.07%        16.37%

Ratios/supplemental data:
 Net assets, end of period (000s)                   $77,530       $67,364       $56,164       $46,084       $24,655

Ratios to average net assets (annualized):
 Ratio of expenses to average net assets               2.01%         2.05%         2.05%         2.02%         2.05%
 Ratio of net investment income (loss) to
  average net assets                                  (0.60)%       (0.56)%       (0.44)%        1.00%         1.35%

Portfolio turnover                                        3%           12%            0%           80%           67%

Ratio of expenses to average net assets
 prior to waived fees and reimbursed
 expenses (annualized)/5/                              2.02%         2.06%         2.09%         2.05%         2.20%

--------------------------------------------------------------------------------------------------------------------

/1/ The Fund changed its fiscal year-end from February 28 to September 30.
/2/ The Fund changed its fiscal year-end from March 31 to February 28.
/3/ The Fund changed its fiscal year-end from December 31 to March 31.
/4/ Total returns do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns for periods of less than one year are not annualized.
/5/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

34   Allocation Funds Prospectus

                                              This page intentionally left blank
--------------------------------------------------------------------------------

Additional Strategies and General Investment Risks
--------------------------------------------------------------------------------


Investment practices and risk levels are carefully monitored. Every attempt is made to ensure that the risk exposure for each Fund remains within the parameters of its objective and strategies.

We may temporarily hold assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments, to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interest of shareholders to do so. During these periods, a Fund may not achieve its objective.

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. You should carefully consider the risks common to investing in all mutual funds, including the Wells Fargo Funds. Certain common risks are identified in the "Summary of Important Risks" section on page 6. Other risks of mutual fund investing include the following:

 . Unlike bank deposits, such as CDs or savings accounts, mutual funds are not insured by the FDIC.

 .  We cannot guarantee that a Fund will meet its investment objective.

 . We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" any investment loss you may suffer, nor can anyone we contract with to provide services, such as selling agents or investment advisers, offer or promise to make good any such losses.

 . Share prices--and therefore the value of your investment--will increase and decrease with changes in the value of the underlying securities and other investments. This is referred to as price volatility.

 . An investment in a single Fund, by itself, does not constitute a complete investment plan.

 . The Growth Balanced Fund is subject to leverage risk, which is the risk that some relatively smaller transactions may multiply smaller market movements into larger changes in the Fund's NAV. This risk may occur when the Fund makes investments in derivatives, such as options or futures contracts.

 . The Funds that invest in smaller companies, foreign companies (including investments made through ADRs and similar investments), and in emerging markets are subject to additional risks, including less liquidity and greater price volatility. A Fund's investment in foreign and emerging markets may also be subject to special risks associated with international trade, including currency, political, regulatory and diplomatic risk.

 . The Funds may also use various derivative instruments, such as options or futures contracts. The term "derivatives" covers a broad range of investments, but in general it refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. Some derivatives may be more sensitive to interest rate changes or market moves, and some may be susceptible to changes in yields or values due to their structure or contract terms.

 . The Funds may invest a portion of their assets in U.S. Government obligations, such as securities issued or guaranteed by the Government National Mortgage Association ("GNMAs"), the Federal National Mortgage Association ("FNMAs") and the Federal Home Loan Mortgage Corporation ("FHLMCs"). These are mortgage-backed securities representing partial ownership of a pool of residential mortgage loans. Mortgage-backed securities are subject to prepayment and extension risk, which can alter the duration of the securities and also reduce the rate of

36  Allocation Funds Prospectus

--------------------------------------------------------------------------------

   return on the portfolio. It is important to recognize that the U.S. Government does not guarantee the market value or current yield of U.S. Government obligations. Not all U.S. Government obligations are backed by the full faith and credit of the U.S. Government and the U.S. Government's guarantee does not extend to the Funds themselves.

What follows is a general list of the types of risks (some of which have been previously described) that may apply to a given Fund and a table showing some of the additional investment practices that each Fund may use and the key risks associated with them. Additional information about these practices is available in the Statement of Additional Information.

Counter-Party Risk--The risk that the other party in a repurchase agreement or other transaction will not fulfill its contract obligation.

Credit Risk--The risk that the issuer of a debt security will be unable to make interest payments or repay principal on schedule. If an issuer does default, the affected security could lose all of its value, or be renegotiated at a lower interest rate or principal amount. Affected securities might also lose liquidity. Credit risk also includes the risk that a party in a transaction may not be able to complete the transaction as agreed.

Currency Risk--The risk that a change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of an investment made in a security denominated in that foreign currency.

Emerging Market Risk--The additional risks associated with emerging markets, as defined in the glossary, including that they may be more sensitive to certain economic changes. For example, emerging market countries are often dependent on international trade and are therefore often vulnerable to recessions in other countries. They may have obsolete financial systems, have volatile currencies and may be more sensitive than more mature markets to a variety of economic factors. Emerging market securities may also be less liquid than securities of more developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Investment Risk--The additional risks associated with foreign investments, including that they may be subject to potentially less liquidity and greater price volatility. These additional risks include those related to adverse political, regulatory, market or economic developments, and foreign markets can and often do perform differently from U.S. markets. Emerging market securities typically present even greater exposure to these same risks and can present additional risks (such as those related to social unrest or political upheaval) that can make them extremely volatile. Additionally, foreign companies may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing their earnings potential, and dispositions of foreign securities and dividends and interest payable on those securities may be subject to high levels of foreign taxation. Direct investment in foreign securities involves exposure to fluctuations in foreign currency exchange rates, withholding and other taxes, trade settlement, custodial, and other operational risks, and the less stringent investor protection and disclosure standards of some foreign markets. ADRs reduce some of the risks of foreign investing, because a large, liquid market generally exists and U.S. trading and settlement practices reduce currency, custodial and other operational risks.

Interest Rate Risk--The risk that changes in interest rates can reduce the value of an existing security. Generally, when interest rates increase, the value of a debt security decreases. The effect is usually more pronounced for securities with longer dates to maturity.

Leverage Risk--The risk that an investment practice, such as lending portfolio securities or engaging in forward commitment or when-issued securities transactions, may increase a Fund's exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

                                                  Allocation Funds Prospectus 37

Additional Strategies and General Investment Risks
--------------------------------------------------------------------------------

Liquidity Risk--The risk that a security cannot be sold at the time desired, or cannot be sold without adversely affecting the price.

Market Risk--The risk that the value of a stock, bond or other security will be reduced by market activity. This is a basic risk associated with all securities.

Prepayment/Extension Risk--The risk that prepayment rates on mortgage loans or other receivables will be higher or lower than expected, which can alter the duration of a mortgage-backed security, increase interest rate risk and reduce rates of return.

Regulatory Risk--The risk that changes in government regulations will adversely affect the value of a security. Also the risk that an insufficiently regulated market might permit inappropriate practices that adversely affect an investment.

Small Company Investment Risk--The risk that investments in smaller companies may be more volatile and harder to sell than investments in larger companies. Smaller companies may have higher failure rates and generally have lower trading volumes than larger companies. Short-term changes in the demand for the securities of small companies may have a disproportionate effect on their market price, tending to make prices of those securities fall more dramatically in response to selling pressure.

In addition to the general risks discussed above and under "Summary of Important Risks," you should carefully consider and evaluate any special risks that may apply to investing in a particular Fund. See the "Important Risk Factors"
section in the summary for each Fund. You should also see the Statement of Additional Information for additional information about the investment practices and risks particular to each Fund.

38  Allocation Funds Prospectus

-------------------------------------------------------------------------------

Investment Practice/Risk
The following table lists certain regular investment practices of the Funds, including some not disclosed in the Investment Objective and Investment Strategies sections of the Prospectus. The risks indicated after the description of the practice are NOT the only potential risks associated with that practice, but are among the more prominent. Market risk is assumed for each Fund. See the Statement of Additional Information for more information on these practices.

Remember, each Fund is designed to meet different investment needs and objectives.


                                                                                                  ASSET    GROWTH     INDEX
                                                                                               ALLOCATION BALANCED  ALLOCATION
-----------------------------------------------------------------------------------------------------------------------------------

INVESTMENT PRACTICE                                                PRINCIPAL RISKS
-----------------------------------------------------------------------------------------------------------------------------------
 Borrowing Policies
 The ability to borrow money for temporary                         Leverage Risk                     x         x          x
 purposes (e.g. to meet shareholder redemptions).

 Emerging Markets
 Securities of companies based in countries                        Emerging Market, Foreign
 considered developing or to have "emerging"                       Investment, Regulatory,                     x
 stock markets. Generally these securities have                    Liquidity and Currency Risk
 the same type of risks as foreign securities,
 but to a higher degree.

 Floating and Variable Rate Debt                                   Interest Rate
 Instruments with interest rates that are adjusted                 and Credit Risk                   x         x          x
 either on a schedule or when an index or benchmark changes.

 Foreign Securities
 Equity securities issued by a non-U.S. company, which             Foreign Investment,
 may be in the form of an ADR or similar investment, or            Regulatory, Liquidity             x         x          x
 debt securities of a non-U.S. company or foreign government.      and Currency Risk

 Forward Commitment, When-Issued and Delayed
 Delivery Transactions                                             Interest Rate,
 Securities bought or sold for delivery at a later date            Leverage Risk, and                x         x          x
 or bought or sold for a fixed price at a fixed date.              Credit Risk

 Illiquid Securities
 A security which may not be sold or disposed of in the            Liquidity Risk                    x         x          x
 ordinary course of business within seven days at the value
 determined by the Fund. Limited to 15% of net assets.

 Loans of Portfolio Securities
 The practice of loaning securities to brokers, dealers and        Credit, Counter-Party
 financial institutions to increase returns on those               and Leverage Risk                 x         x          x
 securities. Loans may be made up to 1940 Act limits
 (currently one-third of total assets, including the value
 of the collateral received).

                                                  Allocation Funds Prospectus 39

Additional Strategies and General Investment Risks
--------------------------------------------------------------------------------

                                                                                        ASSET      GROWTH    INDEX
                                                                                      ALLOCATION  BALANCED  ALLOCATION
----------------------------------------------------------------------------------------------------------------------
INVESTMENT PRACTICE                                           PRINCIPAL RISKS
---------------------------------------------------------------------------------------------------------------------
Mortgage- and Asset-Backed Securities
Securities consisting of undivided fractional                 Interest Rate, Credit,         x         x           x
interests in pools of consumer loans, such as                 and Prepayment/
mortgage loans, car loans, credit card debt or                Extension Risk
receivables held in trust.

Options
The right or obligation to receive or deliver                 Credit and
a security or cash payment depending on the                   Liquidity Risk                 x         x           x
security's price or the performance of an index
or benchmark. Types of options used may include:
options on securities, options on a stock index,
stock index futures and options on stock index
futures to protect liquidity and portfolio value.

Other Mutual Funds
Investments by the Fund in shares of other mutual                                            x         x           x
funds, Market Risk which will cause Fund shareholders
to bear a pro rata portion of the other fund's
expenses,in addition to the expenses paid by the Fund.

Privately Issued Securities
Securities that are not publicly traded but which may         Liquidity Risk
or may not be resold in accordance with Rule 144A under                                      x         x           x
the Securities Act of 1933.

Repurchase Agreements
A transaction in which the seller of a security               Credit and                     x         x           x
agrees to  Credit and buy back a security at an               Counter-Party Risk
agreed upon time and price, usually with interest.

Small Company Securities
Investments in small companies, which may be less             Small Company Investment,
liquid and more volatile than investments                     Market and Liquidity Risk.               x
in larger companies.

Stripped Obligations
Securities that give ownership to either future               Interest Rate Risk
payments of interest or a future payment of                                                            x
principal, but not both. These securities tend
to have greater interest rate sensitivity than
conventional debt.

40    Allocation Funds Prospectus

Organization and Management of the Funds
--------------------------------------------------------------------------------

A number of different entities provide services to the Funds. This section shows how the Funds are organized, lists the entities that perform different services, and explains how these service providers are compensated. Further information is available in the Statement of Additional Information for the Funds.


About Wells Fargo Funds Trust
The Trust was organized as a Delaware business trust on March 10, 1999. The Board of Trustees of the Trust supervises each Fund's activities, monitors its contractual arrangements with various service providers and decides upon matters of general policy.

The Trust was created to succeed to the assets and operations of the various mutual funds in the Stagecoach Family of Funds and the Norwest Advantage Family of Funds. The holding company of Wells Fargo Bank, the investment adviser to the Stagecoach Family of Funds, and the holding company of Norwest Investment Management, Inc. ("NIM"), the investment adviser to the Norwest Advantage Family of Funds, merged in November 1998. Each of the Funds described in this Prospectus has succeeded to the assets and operations of one or more corresponding Funds of Stagecoach or Norwest Advantage Funds. The performance and financial statement history of each Fund's designated predecessor Fund has been assumed by the Trust. The succession transactions were approved by the shareholders of the Stagecoach and Norwest Advantage Funds. The Table on page 61 identifies the Stagecoach or Norwest Advantage Fund predecessors to the Funds.

The Board of Trustees of the Trust supervises the Funds' activities and approves the selection of various companies hired to manage the Funds' operation. The major service providers are described in the diagram below. Except for the advisers, which generally may be changed only with shareholder approval, if the Board believes that it is in the best interests of the shareholders it may change service providers.

--------------------------------------------------------------------------------------------
                             BOARD OF TRUSTEES
--------------------------------------------------------------------------------------------
                          Supervises the Funds' activities
--------------------------------------------------------------------------------------------
         INVESTMENT ADVISER                               CUSTODIANS
--------------------------------------------------------------------------------------------
 Wells Fargo Funds Management, LLC           Wells Fargo Bank Minnesota, N.A.
 525 Market St., San Francisco, CA           6th & Marquette, Minneapolis, MN
 Manages the Funds' investment activities    (Growth Balanced Fund)

                                             Barclays Global Investors, N.A.
                                             45 Fremont St., San Francisco, CA

                                             (Asset Allocation and Index Allocation Funds)
                                             Provides safekeeping for the Funds' assets
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
                          INVESTMENT SUB-ADVISER(S)
--------------------------------------------------------------------------------------------
                                Varies by Fund
                 See Individual Fund Descriptions for Details
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
                                                                     SHAREHOLDER
                                         TRANSFER                     SERVICING
     ADMINISTRATOR                        AGENT                         AGENTS
--------------------------------------------------------------------------------------------
     Wells Fargo Funds             Boston Financial Data            Various Agents
     Management, LLC               Services, Inc.
     525 Market St.                Two Heritage Dr.
     San Francisco, CA             Quincy, MA

     Manages the                   Maintains records                Provide
     Funds' business               of shares and                    services to
     activities                    supervises the payment           customers
                                   of dividends
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
                  FINANCIAL SERVICES FIRMS AND SELLING AGENTS
--------------------------------------------------------------------------------------------
        Advise current and prospective shareholders on Fund investments
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
                                 SHAREHOLDERS
--------------------------------------------------------------------------------------------

                                                Allocation Funds Prospectus   41

Organization and Management of the Funds
--------------------------------------------------------------------------------

The Investment Adviser
Funds Management serves as the investment adviser for each of the Funds. Funds Management, an indirect wholly-owned subsidiary of Wells Fargo & Company, was created to succeed to the mutual fund advisory responsibilities of Wells Fargo Bank. Funds Management is an affiliate of Wells Fargo Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. The Funds' adviser is responsible for developing the investment policies and guidelines for the Funds, and for supervising the sub-advisers who are responsible for the day-to-day portfolio management of the Funds. As of September 30, 2001, Funds Management and its affiliates managed over $155 billion in assets. For providing these services, Funds Management is entitled to receive fees as described in the "Summary of Expenses" section at the front of this Prospectus.

The Growth Balanced Fund is a gateway fund that invests in various core portfolios. Funds Management is entitled to receive an annual investment advisory fee of 0.25% of the Fund's average daily net assets for providing advisory services to the Fund, including the determination of the asset allocations of the Fund's investments in various core portfolios. Funds Management also acts as the adviser to, and is entitled to receive a fee from, the core portfolios. The total amount of investment advisory fees paid to Funds Management as a result of the Fund's investments varies depending on the Fund's allocation of assets among the various core portfolios.

Dormant Investment Advisory Arrangements
Under the investment advisory contract for the Funds, Funds Management acts as investment adviser for gateway fund assets redeemed from a core portfolio and invested directly in a portfolio of securities. Funds Management does not receive any compensation under this arrangement as long as a gateway fund invests substantially all of its assets in one or more core portfolios. If a gateway fund redeems assets from a core portfolio and invests them directly, Funds Management receives an investment advisory fee from the gateway fund for the management of those assets.

Each gateway fund has a similar "dormant" sub-advisory arrangement with some or all of the sub-advisers that advise the core portfolio(s) in which a gateway fund invests. Under these arrangements, if a gateway fund redeems assets from a core portfolio and invests them directly using the sub-adviser, the sub-adviser would receive a sub-advisory fee from Funds Management at the same rate the sub-adviser received from the core portfolio for investing the portion of the Fund's assets formerly invested in the core portfolio.

The Sub-Advisers
Barclays Global Fund Advisers ("BGFA"), a wholly-owned subsidiary of Barclays Global Investors, N.A. ("BGI") and an indirect subsidiary of Barclays Bank PLC located at 45 Fremont Street, San Francisco, CA 94105, is the sub-adviser for the Asset Allocation and Index Allocation Funds. In this capacity, it is responsible for the model that is used to manage the investment portfolio and the selection of securities for the portfolio. BGFA provides advisory services for company retirement plans, charitable organizations and high net-worth individuals. As of September 30, 2001, BGI managed or provided investment advice for assets aggregating in excess of $703 billion.

At its November 6, 2001 Meeting, the Board of Trustees approved a new sub-advisory arrangement with Wells Capital Management Incorporated ("WCM"), which is subject to shareholder approval, for the BGFA sub-advised Funds. Funds Management remains as the Funds' investment adviser. The new sub-advisory arrangement contemplates sub-advisory fees of 0.15% of the first $1 billion in assets, and 0.10% of all assets over $1 billion, the same as those currently payable by Funds Management to BGFA, except that the current breakpoint is $900 million. Funds Management will be solely responsible for paying the sub-advisory fees to WCM. A special meeting of shareholders of each Fund will be held in March 2002 to seek approval of these arrangements.

42  Allocation Funds Prospectus

--------------------------------------------------------------------------------

Wells Capital Management Incorporated ("WCM"), an affiliate of Funds Management located at 525 Market Street, San Francisco, CA 94163, is the sub-adviser for the Growth Balanced Fund, and in this capacity is responsible for the day-to-day investment management activities of the Fund. WCM also is the sub-adviser for the Index, Equity Income, Small Cap Index and International Equity Portfolios in which the Growth Balanced Fund invests. WCM provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies, and high net-worth individuals. As of September 30, 2001, WCM managed assets aggregating in excess of $99 billion.

Cadence Capital Management ("Cadence"), a wholly-owned subsidiary of Allianz A.G. located at 265 Franklin Street, Boston, Massachusetts 02110, is the investment sub-adviser for the Large Cap Appreciation Portfolio. In this capacity, it is responsible for the day-to-day investment management of the portfolio. Cadence is a registered investment adviser that provides investment management services to pension plans, endowments, mutual funds, and individual investors. As of September 30, 2001, Cadence managed approximately $5.1 billion in assets.

Galliard Capital Management ("Galliard"), located at LaSalle Plaza, 800 LaSalle Avenue, Suite 2060, Minneapolis, Minnesota 55479, is the investment sub-adviser for the Strategic Value Bond and Managed Fixed Income Portfolios in which the Growth Balanced Fund invests. In this capacity, it is responsible for the day-to-day investment management of the portfolio. Galliard provides investment advisory services to bank and thrift institutions, pension and profit sharing plans, trusts and charitable organizations and corporate and other business entities. As of September 30, 2001, Galliard managed approximately $8.7 billion in assets.

Peregrine Capital Management ("Peregrine"), a wholly-owned subsidiary of Wells Fargo Bank, Minnesota, N.A. located at LaSalle Plaza, 800 LaSalle Avenue, Suite 1850, Minneapolis, Minnesota 55402, is the investment sub-adviser for the Large Company Growth, Small Company Growth, Small Company Value and Tactical Maturity Bond Portfolios in which the Growth Balanced Fund invests. In this capacity, it is responsible for the day-to-day investment management of the portfolio. Peregrine provides investment advisory services to corporate and public pension plans, profit sharing plans, savings investment plans, 401(k) plans, foundation and endowments. As of September 30, 2001, Peregrine managed approximately $9.1 billion in assets.

Schroder Investment Management ("Schroder"), located at 787 7th Avenue, New York, NY 10019, is the investment sub-adviser for the International Core Portfolio in which the Growth Balanced Fund invests. In this capacity, it is responsible for the day-to-day investment management of the portfolio. Schroder provides investment management services to company retirement plans, foundations, endowments, trust companies and high net-worth individuals. As of September 30, 2001, Schroder managed $34 billion in assets.

Smith Asset Management Group ("Smith Group"), located at 200 Crescent Court, Suite 850, Dallas, Texas 75201, is the investment sub-adviser for the Disciplined Growth and Small Cap Value Portfolios in which the Growth Balanced Fund invests. In this capacity, it is responsible for the day-to-day investment management of the portfolio. Smith Group provides investment management services to company retirement plans, foundations, endowments, trust companies, and high net-worth individuals using a disciplined equity style. As of September 30, 2001, the Smith Group managed over $1.2 billion in assets.

The sub-advisers are compensated for their services by Funds Management from the fees Funds Management receives for its services as adviser.

                                                  Allocation Funds Prospectus 43

Organization and Management of the Funds
--------------------------------------------------------------------------------

The Administrator
Funds Management provides the Funds with administrative services, including general supervision of each Fund's operation, coordination of the other services provided to each Fund, compilation of information for reports to the SEC and the state securities commissions, preparation of proxy statements and shareholder reports, and general supervision of data compilation in connection with preparing periodic reports to the Trust's Trustees and officers. Funds Management also furnishes office space and certain facilities to conduct each Fund's business. For providing these services, Funds Management is entitled to receive an annual fee of 0.15% of the average daily net assets of each Fund.

Shareholder Servicing Plan
We have a shareholder servicing plan for each Fund class. We have agreements with various shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services. For these services, each Fund pays an annual fee of 0.25% of its average daily assets.

The Transfer Agent
Boston Financial Data Services, Inc. ("BFDS") provides transfer agency and dividend disbursing services to the Funds. For providing these services, BFDS receives an annual fee and certain transaction-related fees, and is reimbursed for out-of-pocket expenses incurred on behalf of the Funds.

44  Allocation Funds Prospectus

                                              This page intentionally left blank
--------------------------------------------------------------------------------

A Choice of Share Classes
--------------------------------------------------------------------------------

After choosing a Fund, your next most important choice is which share class to buy. The following classes of shares are available through this
Prospectus:

 .   Class A Shares--with a front-end sales charge, volume reductions and lower ongoing expenses than Class B and Class C shares.
 .   Class B Shares--with a contingent deferred sales charge ("CDSC")
    payable upon redemption that diminishes over time, and higher ongoing expenses than Class A shares.
 .   Class C Shares--with a 1.00% CDSC on redemptions made within one year of purchase, and higher on-going expenses than Class A shares.

The choice among share classes is largely a matter of preference. You should consider, among other things, the different fees and sales loads assessed on each share class and the length of time you anticipate holding your investment. If you prefer to pay sales charges up front, wish to avoid higher ongoing expenses, or, more importantly, you think you may qualify for volume discounts based on the amount of your investment, then Class A shares may be the choice for you.

You may prefer instead to see "every dollar working" from the moment you invest. If so, then consider Class B or Class C shares. Please note that Class B shares convert to Class A shares after seven years to avoid the higher ongoing expenses assessed against Class B shares.

Class C shares are similar to Class B shares, with some important differences. Unlike Class B shares, Class C shares do not convert to Class A shares. The higher ongoing expenses will be assessed as long as you hold the shares. The choice between Class B and Class C shares depends on how long you intend to hold Fund shares before redeeming them.

Orders for Class B shares of $250,000 or more either will be treated as orders for Class A shares or will be refused. For Class C shares, orders of $1,000,000 or more, including orders which because of a right of accumulation or letter of intent would qualify for the purchase of Class A shares without an initial sales charge, also either will be treated as orders for Class A shares or will be refused.

Please see the expenses listed for each Fund and the following sales charge schedules before making your decision. You should also review the "Reductions and Waivers of Sales Charges" section of the Prospectus. You may wish to discuss this choice with your financial consultant.


Class A Share Sales Charge Schedule

If you choose to buy Class A shares, you will pay the Public Offering Price ("POP") which is the NAV plus the applicable sales charge. Since sales charges are reduced for Class A share purchases above certain dollar amounts, known as "breakpoint levels," the POP is lower for these purchases.

46  Allocation Funds Prospectus

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CLASS A SHARES HAVE THE FOLLOWING SALES CHARGE SCHEDULE:
--------------------------------------------------------------------------------

                                AMOUNT OF              FRONT-END SALES              FRONT-END SALES
                                 PURCHASE               CHARGE AS % OF               CHARGE AS % OF
                                                    PUBLIC OFFERING PRICE         NET AMOUNT INVESTED
Less than $                        50,000                      5.75%                      6.10%
$50,000 to                       $ 99,999                      4.75%                      4.99%
$100,000 to                      $249,999                      3.75%                      3.90%
$250,000 to                      $499,999                      2.75%                      2.83%
$500,000 to                      $999,999                      2.00%                      2.04%
$1,000,000 and over/1/                                         0.00%                      0.00%

/1/ We will assess Class A share purchases of $1,000,000 or more a 1.00% CDSC if they are redeemed within one year from the date of purchase, unless the dealer of record waived its commission with a Fund's approval. CDSCs are based on the lower of the NAV on the date of purchase or the date of redemption.

Class B Share CDSC Schedule

If you choose Class B shares, you buy them at NAV and agree that if you redeem your shares within six years of the purchase date, you will pay a CDSC based on how long you have held your shares. Certain exceptions apply (see "Class B and Class C Share CDSC Waivers" and "Waivers for Certain Parties"). The CDSC
schedule is as follows:

--------------------------------------------------------------------------------
CLASS B SHARES HAVE THE FOLLOWING CDSC SCHEDULE:
--------------------------------------------------------------------------------

REDEMPTION WITHIN   1 YEAR    2 YEARS    3 YEARS    4 YEARS    5 YEARS    6 YEARS    7 YEARS    8 YEARS
CDSC                 5.00%     4.00%      3.00%      3.00%       2.00%      1.00%      0.00%    A shares

The CDSC percentage you pay is applied to the lower of the NAV of the shares on the date of the original purchase, or the NAV of the shares on the date of redemption.

We always process partial redemptions so that the least expensive shares are redeemed first in order to reduce your CDSC. After shares are held for six years, the CDSC expires. After shares are held for seven years, the Class B shares are converted to Class A shares to reduce your future ongoing expenses.

Class B shares received in the reorganization of the Stagecoach Funds in exchange for Stagecoach Fund shares purchased after July 17, 1999 are also subject to the above CDSC schedule.

Class B shares received in the reorganization of the Norwest Advantage Funds in exchange for Norwest Advantage Fund shares purchased after May 18, 1999 are also subject to the above CDSC schedule.

                                                  Allocation Funds Prospectus 47

A Choice of Share Classes
--------------------------------------------------------------------------------

Class B shares received in the reorganization of the Stagecoach Funds in exchange for Stagecoach Fund shares purchased prior to July 17, 1999, but after March 3, 1997, are subject to the following CDSC schedule, and such shares convert to Class A shares automatically after six years:

---------------------------------------------------------------------------
CLASS B SHARES RECEIVED IN EXCHANGE FOR STAGECOACH FUND SHARES PURCHASED AFTER MARCH 3, 1997, BUT BEFORE JULY 17, 1999 HAVE THE FOLLOWING CDSC
SCHEDULE:
---------------------------------------------------------------------------

     REDEMPTION WITHIN        1 YEAR     2  YEARS     3 YEARS     4 YEARS     5 YEARS    6  YEARS     7 YEARS
     CDSC                      5.00%        4.00%      3.00%       3.00%       2.00%      1.00%       A shares

Class B shares received in the reorganization of the Stagecoach Funds in exchange for Stagecoach Fund shares that were purchased prior to March 3, 1997 are subject to a CDSC if they are redeemed within four years of the original purchase. The CDSC schedule for these shares is below:

------------------------------------------------------------------------
CLASS B SHARES RECEIVED IN EXCHANGE FOR STAGECOACH FUND SHARES PURCHASED PRIOR TO MARCH 3, 1997 HAVE THE FOLLOWING CDSC SCHEDULE:
-------------------------------------------------------------------------

     REDEMPTION WITHIN        1 YEAR    2  YEARS     3 YEARS     4 YEARS     5 YEARS     6 YEARS    7 YEARS
     CDSC                      3.00%      2.00%        1.00%      1.00%       0.00%       0.00%     A shares

Class B shares received in the reorganization of the Norwest Advantage Funds in exchange for Norwest Advantage Fund shares purchased prior to May 18, 1999 are subject to the following CDSC schedule on the exchanged shares, and such shares convert to Class A shares automatically after seven years:

---------------------------------------------------------------------
CLASS B SHARES RECEIVED IN EXCHANGE FOR NORWEST ADVANTAGE FUND SHARES PURCHASED PRIOR TO MAY 18, 1999 HAVE THE FOLLOWING CDSC SCHEDULE:
---------------------------------------------------------------------

     REDEMPTION WITHIN        1 YEAR    2 YEARS     3 YEARS     4 YEARS     5 YEARS     6 YEARS    7 YEARS     8 YEARS
     CDSC                      4.00%     3.00%       3.00%       2.00%       2.00%       1.00%      0.00%      A shares

If you exchange the Class B shares received in the reorganization for Class B shares of another Fund, you will retain the CDSC schedules of your exchanged shares. Additional shares purchased will age at the currently effective higher CDSC schedule first shown above.


Class C Share CDSC Schedule

If you choose Class C shares, you buy them at NAV and agree that if you redeem your shares within one year of the purchase date, you will pay a CDSC of 1.00%.

The CDSC percentage you pay is applied to the lower of the NAV on the date of the original purchase, or the NAV on the date of redemption. The distributor pays sales commissions of up to 1.00% of the purchase price of Class C shares to selling agents at the time of the sale, and up to 1.00% annually thereafter.

We always process partial redemptions so that the least expensive shares are redeemed first in order to reduce your CDSC. Class C shares do not convert to Class A shares, and therefore continue to pay the higher ongoing expenses.

48  Allocation Funds Prospectus

Reductions and Waivers of Sales Charges
--------------------------------------------------------------------------------

Generally, we offer more sales charge reductions for Class A shares than for Class B and Class C shares, particularly if you intend to invest greater amounts. You should consider whether you are eligible for any of the potential reductions when you are deciding which share class to buy.


Class A Share Reductions

 . You pay no sales charges on Fund shares you buy with reinvested distributions.

 . You pay a lower sales charge if you are investing an amount over a breakpoint level. See the "Class A Share Sales Charge Schedule" above.

 . By signing a Letter of Intent ("LOI"), you pay a lower sales charge now in exchange for promising to invest an amount over a specified breakpoint within the next 13 months. We will hold in escrow shares equal to approximately 5% of the amount you intend to buy. If you do not invest the amount specified in the LOI before the expiration date, we will redeem enough escrowed shares to pay the difference between the reduced sales load you paid and the sales load you should have paid. Otherwise, we will release the escrowed shares when you have invested the agreed amount.

 . Rights of Accumulation ("ROA") allow you to combine the amount you are investing and the total value of Class A, Class B, and Class C shares of any Wells Fargo Fund already owned (excluding Class A shares acquired at NAV) to reach breakpoint levels and to qualify for sales load discounts on subsequent purchases of Class A shares.

 . You pay no sales charges on Fund shares you purchase with the proceeds of a redemption of either Class A shares or Class B shares within 120 days of the date of the redemption.

 . You may reinvest into a Wells Fargo Fund with no sales charge a required distribution from a pension, retirement, benefits or similar plan for which Wells Fargo Bank acts as trustee provided the distribution occurred within the 30 days prior to your reinvestment.

If you believe you are eligible for any of these reductions, it is up to you to ask the selling agent or the shareholder servicing agent for the reduction and to provide appropriate proof of eligibility.

You, or your fiduciary or trustee, also may tell us to extend volume discounts, including the reductions offered for rights of accumulation and letters of intent, to include purchases made by:

 . a family unit, including children under the age of twenty-one or single trust estate;

 .  a trustee or fiduciary purchasing for a single fiduciary relationship;
   or

 . the members of a "qualified group" which consists of a "company" (as defined in the 1940 Act, as amended), and related parties of such a "company," which has been in existence for at least six months and which has a primary purpose other than acquiring Fund shares at a discount.


                  How a Letter of Intent Can Save You Money!

If you plan to invest, for example, $100,000 in a Wells Fargo Fund in installments over the next year, by signing a letter of intent you would pay only 3.75% sales load on the entire purchase. Otherwise, you might pay 5.75% on the first $49,999, then 4.75% on the next $50,000!

                                                  Allocation Funds Prospectus 49

Reductions and Waivers of Sales Charges
--------------------------------------------------------------------------------

Class B and Class C Share CDSC Waivers

 .  You pay no CDSC on Funds shares you purchase with reinvested distributions.

 . We waive the CDSC for all redemptions made because of scheduled (Rule 72T withdrawal schedule) or mandatory (withdrawals made after age 70 1/2 according to IRS guidelines) distributions for certain retirement plans. (See your retirement plan disclosure for details.)

 . We waive the CDSC for redemptions made in the event of the shareholder's death or for a disability suffered after purchasing shares. ("Disability" is defined by the Internal Revenue Code of 1986.)

 . We waive the CDSC for redemptions made at the direction of Funds Management in order, for example, to complete a merger.

 .  We waive the Class B share CDSC for withdrawals made by former Norwest
   Advantage Funds shareholders in certain qualified accounts up to certain limits. (See the Statement of Additional Information for further details.)

 .  We waive the Class C share CDSC for certain types of accounts.

For Class B shares purchased after May 18, 1999 for former Norwest Advantage Funds shareholders, after July 17, 1999 for former Stagecoach Funds shareholders, and for all other shareholders, no CDSC is imposed on withdrawals that meet of all the following circumstances:

 .  withdrawals are made by participating in the Systematic Withdrawal Program;

 . withdrawals may not exceed 10% of your fund assets (including "free shares") annually based on your anniversary date in the Systematic Withdrawal Program; and

 .  you participate in the dividend and capital gain reinvestment program.

Waivers for Certain Parties

If you are eligible for certain waivers, we will sell you Class A shares so you can avoid higher ongoing expenses. The following people can buy Class A shares at NAV:

 .  Current and retired employees, directors/trustees and officers of:

     .  Wells Fargo Funds (including any predecessor funds);

     .  Wells Fargo & Company and its affiliates;

     .  and the family members of any of the above.

 .  Current employees of:

     .  Stephens Inc. and its affiliates;

     .  broker-dealers who act as selling agents;

     . and immediate family members (spouse, sibling, parent, or child) of any of the above.

Contact your selling agent for further information.

You also may buy Class A Fund shares at NAV if they are to be included in certain retirement, benefits, pension, trust or investment "wrap accounts" with whom Wells Fargo Funds has reached an agreement, or through an omnibus account maintained with a Fund by a broker-dealer.

50  Allocation Funds Prospectus

--------------------------------------------------------------------------------
We reserve the right to enter into agreements that reduce or eliminate sales charges for groups or classes of shareholders, or for Fund shares included in other investment plans such as "wrap accounts." If you own Fund shares as part of another account or package, such as an IRA or a sweep account, you must read the directions for that account. These directions may supersede the terms and conditions discussed here.


Distribution Plan

We have adopted a Distribution Plan ("Plan") pursuant to Rule 12b-1 of the 1940 Act for the Class B and Class C shares of the Funds. The Plan authorizes the payment of all or part of the cost of preparing and distributing Prospectuses and distribution-related services, including ongoing compensation to selling agents. The Plan also provides that, if and to the extent any shareholder servicing payments are recharacterized as payments for distribution-related services, they are approved and payable under the Plan. For these services, the Class B and Class C shares of the Funds pay 0.75% of their average daily net assets on an annual basis.

These fees are paid out of the Funds' assets on an ongoing basis. Over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                                                  Allocation Funds Prospectus 51

Exchanges
--------------------------------------------------------------------------------

Exchanges between Wells Fargo Funds involve two transactions: a sale of shares of one Fund and the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

 .  You should carefully read the prospectus for the Fund into which you wish to exchange.
 . Every exchange involves selling Fund shares that may produce a capital gain or loss for tax purposes.

 . If you are making an initial investment into a new Fund through an exchange, you must exchange at least the minimum first purchase amount for the new Fund, unless your balance has fallen below that amount due to market conditions.

 . Any exchange between Funds you already own must meet the minimum redemption and subsequent purchase amounts for the Funds involved.

 . Class B and Class C share exchanges will not trigger the CDSC. The new shares will continue to age according to their original schedule while in the new Fund and will be charged the CDSC applicable to the original shares upon redemption. Exchanges into Money Market Fund Class B shares are subject to certain restrictions in addition to those described above.

 . Exchanges may be made between like share classes. Class C shares of non-money market Funds may be exchanged for Class A shares of money market Funds. Such exchanged Class C shares may only be re-exchanged for Class C shares of non-money market Funds. The aging schedule of the originally purchased shares transfers to the exchanged shares for the purpose of applying any CDSC upon redemption.

 . In order to discourage excessive exchange activity that could result in additional expenses and lower returns for the Funds, the Funds may restrict or refuse exchanges from market timers. You may be considered a market timer if you completed more than one exchange within a 3-month period, or seem to be following a timing pattern.

Generally, we will notify you at least 60 days in advance of any changes in the exchange rules.

Contact your account representative for further details.

52  Allocation Funds Prospectus

Your Account                                                   How to Buy Shares
--------------------------------------------------------------------------------

This section tells you how Fund shares are priced, how to open an account and how to buy, sell or exchange Fund shares once your account is open.

Pricing Fund Shares

 .    As with all mutual fund investments, the price you pay to purchase shares or the price you receive when you redeem shares is not determined until after a request has been received in proper form. The price of Fund shares is based on a Fund's NAV. The price at which a purchase or redemption of Fund shares is effected is based on the next calculation of NAV after the order is placed.

 .    Each Fund's investments are generally valued at current market prices.
     Securities are generally valued based on the last sale price during the regular trading session if the security trades on an exchange ("closing price"), and if there is no sale, based on latest quoted bid prices. Securities that are not traded primarily on an exchange generally are valued using latest quoted bid prices obtained by an independent pricing service. We may be required to depart from these general valuation methods and use fair value pricing methods to determine the values of certain investments if we believe that the latest closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value when the Fund calculates its NAV. The closing price or the latest quoted bid price of a security may not reflect its current value if, among other things, a significant event occurs after the closing price or quoted bid price but before a Fund calculates its NAV that materially affects the value of the security. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price. See the Statement of Additional Information for further disclosure.

 .    We determine the NAV of each class of the Funds' shares each business day as of the close of regular trading on the New York Stock Exchange ("NYSE"), which is usually 4:00 p.m. (ET). We determine the NAV by subtracting each Fund class's liabilities from its total assets, and then dividing the result by the total number of outstanding shares of that class. See the Statement of Additional Information for further disclosure.

 .    We process requests to buy or sell shares of the Funds each business day as of the close of regular trading on the NYSE, which is usually 4:00 p.m.
     (ET). If the NYSE closes early, the Funds will close early and will value their shares at such earlier time under these circumstances. Requests we receive in proper form before this time are processed the same day.
     Requests we receive after the cutoff time are processed the next business day.

 .    The Funds are open for business on each day the NYSE is open for business.
     NYSE holidays include New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. When any holiday falls on a weekend, the NYSE typically is closed on the weekday immediately before or after such holiday.

You Can Buy Fund Shares

 .    By opening an account directly with the Fund (simply complete and return a
     Wells Fargo Funds Application with proper payment);

 .    Through a brokerage account with an approved selling agent; or

 .    Through certain retirement, benefit and pension plans, or through certain packaged investment products (please see the providers of the plan for instructions).

In addition to payments received from the Funds, selling or servicing agents may receive significant additional payments directly from the Adviser, the Distributor or their affiliates in connection with the sale of Fund shares.

                                                  Allocation Funds Prospectus 53

Your Account
--------------------------------------------------------------------------------

Minimum Investments

 .  $1,000 per Fund minimum initial investment; or

 .  $100 per Fund if you use the Systematic Purchase Program; and

 .  $100 per Fund for all investments after your initial investment.

We may waive the minimum initial investment amount for purchases made through certain retirement, benefit and pension plans, through certain packaged investment products, or for certain classes of shareholders as permitted by the SEC. Check the specific disclosure statements and Applications for the program through which you intend to invest.

Small Account Redemptions

 .    We reserve the right to redeem certain accounts that fall below the minimum initial investment amount as the result of shareholder redemptions (as opposed to market movement). We will notify you approximately 60 days prior to such redemption, and we will provide you with the opportunity to make additional investments that will bring your account above the minimum investment amount. Account redemptions are net of any applicable CDSC. Please consult your selling agent for further details.

The following section explains how you can buy shares directly from Wells Fargo Funds. For Funds held through brokerage and other types of accounts, please consult your selling agent.

BY MAIL

IF YOU ARE BUYING SHARES FOR THE FIRST TIME:

 .    Complete a Wells Fargo Funds Application. Be sure to indicate the Fund name and the share class into which you intend to invest (If no choice is indicated, Class A shares will be designated). Your account will be credited on the business day that the transfer agent receives your application in proper order. Failure to complete an Application properly may result in a delay in processing your request.

 .    Enclose a check for at least $1,000 made out in the full name and share class of the Fund. For example,"Wells Fargo Growth Balanced Fund, Class B." Please note that checks made payable to any other entity other than the full Fund name or "Wells Fargo Funds" will be returned to you. . All purchases must be made with U.S. dollars and all checks must be drawn on U.S. banks.

 .    You may start your account with $100 if you elect the Systematic Purchase
     Program option on the Application.

 .    Mail to: Wells Fargo Funds              Overnight Mail Only: Wells Fargo Funds
              P.O. Box 8266                                       Attn: CCSU-Boston Financial
              Boston, MA 02266-8266                               66 Brooks Drive
                                                                  Braintree, MA 02184

54    Allocation Funds Prospectus

                                                          How to Buy Shares
--------------------------------------------------------------------------------


    ----------------------------------------------------------------------------
     IF YOU ARE BUYING ADDITIONAL SHARES:
    ----------------------------------------------------------------------------
     . Make a check payable to the full name and share class of your Fund for at least $100. Be sure to write your account number on the check as well.

     .  Enclose the payment stub/card from your statement if available.

     .  Mail to: Wells Fargo Funds
                 P.O. Box 8266
                 Boston, MA 02266-8266

    ----------------------------------------------------------------------------
     BY WIRE
    ----------------------------------------------------------------------------
     IF YOU ARE BUYING SHARES FOR THE FIRST TIME:
    ----------------------------------------------------------------------------
     . You must first call investor Service at 1-800-222-8222, option 0, to notify them of an incoming wire your account number on the check as well

     . If you do not currently have an account, complete a Wells Fargo Funds Application. You must wire at least $1,000. Be sure to indicate the fund name and the share class into which you intend to invest.

     .  All purchases must be made with U.S. dollars.

     . Mail the completed Application. Your account will be credited on the business day that the transfer agent receives your application in proper order

      .  Overnight Application to:  Wells Fargo Funds
                                    ATTN: CCSU-Boston Financial
                                    66 Brooks Drive
                                    Braintree, MA 02184

      .  Wire money to:             State Street Bank & Trust                 Attention:
                                    Boston, MA                                Wells Fargo Funds (Name
                                                                              of Fund, Account Number,
                                    Bank Routing Number:                      and Share Class)
                                    ABA 011 000028

                                                                              Account Name:
                                    Wire Purchase Account Number:             (Registration Name
                                    9905-437-1                                Indicated on Application)

    ----------------------------------------------------------------------------
     IF YOU ARE BUYING ADDITIONAL SHARES:
    ----------------------------------------------------------------------------
     . Instruct your wiring bank to transmit at least $100 according to the instructions given below. Be sure to have the wiring bank include your current account number and the name your account is registered in.

      .  Wire money to:  State Street Bank & Trust              Attention:
                         Boston, MA                             Wells Fargo Funds (Name
                                                                of Fund, Account Number,
                         Bank Routing Number:                   and Share Class)
                         ABA 011 000028
                                                                Account Name:
                         Wire Purchase Account Number:          (Registration Name
                         9905-437-1                             Indicated on Account)


                                                  Allocation Funds Prospectus 55

Your Account                                                How to Buy Shares
--------------------------------------------------------------------------------


    ----------------------------------------------------------------------------
     BY PHONE
    ----------------------------------------------------------------------------
     IF YOU ARE BUYING SHARES FOR THE FIRST TIME:
    ----------------------------------------------------------------------------
     You can only make your first purchase of a Fund by phone if you already have an existing Wells Fargo Funds Account.

     . Call Investor Services at 1-800-222-8222, option 0 for an Investor Service Representative or option 2 to use our Automated Voice Response service to either:

        .  transfer at least $1,000 from a linked settlement account, or

        . exchange at least $1,000 worth of shares from an existing Wells Fargo Funds Account.

    ----------------------------------------------------------------------------
     IF YOU ARE BUYING ADDITIONAL SHARES:
    ----------------------------------------------------------------------------
     . Call Investor Services at 1-800-222-8222, option 0 for an Investor Service Representative or option 2 to use our Automated Voice Response service to either:

        .  transfer at least $100 from a linked settlement account, or

        . exchange at least $100 worth of shares from an existing Wells Fargo Funds Account.

56  Allocation Funds Prospectus

                                                              How to Sell Shares
--------------------------------------------------------------------------------


 The following section explains how you can sell shares held directly through an account with Wells Fargo Funds by mail or telephone. For Fund shares held through brokerage or other types of accounts, please consult your selling agent.

----------------------------------------------------------------------------
 BY MAIL
----------------------------------------------------------------------------
 . Write a "Letter of Instruction" stating your name, your account number, the Fund you wish to redeem and the dollar amount ($100 or more) of the redemption you wish to receive (or write "Full Redemption").

 . Make sure all the account owners sign the request exactly as their names appear on the account application.

 . You may request that redemption proceeds be sent to you by check, by ACH transfer into a bank account, or by wire. Please call Investor Services regarding requirements for linking bank accounts or for wiring funds. We reserve the right to charge a fee for wiring funds although it is not currently our practice to do so.

 . Signature Guarantees are required for mailed redemption requests over $50,000, or if the address on your account was changed within the last 30 days. You can get a signature guarantee at financial institutions such as a bank or brokerage house. We do not accept notarized signatures.

 .  Mail to:         Wells Fargo Funds
                     P.O. Box 8266
                     Boston, MA 02266-8266

----------------------------------------------------------------------------
 BY PHONE
----------------------------------------------------------------------------
 . Call Investor Services at 1-800-222-8222, option 0 for an Investor Services Representative or option 2 to use our Automated Voice Response service to request a redemption of at least $100. Be prepared to provide your account number and Taxpayer Identification Number.

 . Unless you have instructed us otherwise, only one account owner needs to call in redemption requests.

 . You may request that redemption proceeds be sent to you by check, by transfer into an ACH-linked bank account, or by wire. Please call Investor Services regarding requirements for linking bank accounts or for wiring funds. We reserve the right to charge a fee for wiring funds although it is not currently our practice to do so.

 . Telephone privileges are automatically made available to you unless you specifically decline them on your Application or subsequently in writing.

 . Telephone privileges allow us to accept transaction instructions by anyone representing themselves as the shareholder and who provides reasonable confirmation of their identity, such as providing the Taxpayer Identification Number on the account. We will not be liable for any losses incurred if we follow telephone instructions we reasonably believe to be genuine.

 . We will not mail the proceeds of a telephone redemption request if the address on your account was changed in the last 30 days.

                                                  Allocation Funds Prospectus 57

Your Account                                                 How to Sell Shares
--------------------------------------------------------------------------------


----------------------------------------------------------------------------
 GENERAL NOTES FOR SELLING SHARES
----------------------------------------------------------------------------
 . We will process requests to sell shares at the first NAV calculated after a request in proper form is received. Requests received before the cutoff time are processed on the same business day.
 .  Your redemptions are net of any applicable CDSC.
 . If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that supersede the directions in this Prospectus.
 . We reserve the right to delay payment of a redemption so that we may be reasonably certain that investments made by check, through ACH or Systematic Purchase Program have been collected. Payments of redemptions also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.
 . Generally, we pay redemption requests in cash, unless the redemption request is for more than the lesser of $250,000 or 1% of the net assets of the Fund by a single shareholder over a ninety-day period. If a request for a redemption is over these limits, it may be to the detriment of existing shareholders to pay such redemption in cash. Therefore, we may pay all or part of the redemption in securities of equal value.

58  Allocation Funds Prospectus

Additional Services and Other Information
--------------------------------------------------------------------------------


Automatic Programs
These programs help you conveniently purchase and/or redeem shares each month. Once you select a Program, tell us the day of the month you would like the transaction to occur. If you do not specify a date, we will process the transaction on or about the 25th day of the month. Systematic withdrawals may only be processed on or about the 25th of the month. Call Investor Services at 1-800-222-8222, option 0 for more information.

 . Systematic Purchase Program--With this program, you can regularly purchase shares of a Wells Fargo Fund with money automatically transferred from a linked bank account. Simply select the Fund and class you would like to purchase and specify an amount of at least $100.

 . Systematic Exchange Program--With this program, you can regularly exchange shares of a Wells Fargo Fund you own for shares of another Wells Fargo Fund. The exchange amount must be at least $100. See the "Exchanges" section of this Prospectus for the conditions that apply to your shares. This feature may not be available for certain types of accounts.

 . Systematic Withdrawal Program--With this program, you can regularly redeem shares and receive the proceeds by check or by transfer to a linked bank account. Simply specify an amount of at least $100. To participate in this program, you:

   .  must have a Fund account valued at $10,000 or more;

   .  must have your distributions reinvested; and

   .  may not simultaneously participate in the Systematic Purchase
      Program.

It generally takes about ten days to establish a Program once we have received your instructions. It generally takes about five days to change or cancel participation in a Program. We may automatically cancel your program if the linked bank account you specified is closed, or for other reasons.


Income and Gain Distributions
The Asset Allocation and Index Allocation Funds in this Prospectus pay any distributions of net investment income quarterly and capital gain distributions at least annually. The Growth Balanced Fund pays any distributions of net investment income and capital gain at least annually.

We offer the following distribution options:
 . Automatic Reinvestment Option--Lets you buy new shares of the same class of the Fund that generated the distributions. The new shares are purchased at NAV generally on the day the income is paid. This option is automatically assigned to your account unless you specify another option.

 . Check Payment Option--Allows you to receive checks for distributions mailed to your address of record or to another name and address which you have specified in written, signature guaranteed instructions. If checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible.

 . Bank Account Payment Option--Allows you to receive distributions directly in a checking or savings account through ACH. The bank account must be linked to your Wells Fargo Fund account. In order to establish a new linked bank account, you must send a written signature guaranteed instruction along with a copy of a voided check or deposit slip. Any distribution returned to us due to an invalid banking instruction will be sent to your address of record by check at the earliest date possible, and future distributions will be automatically re-invested.

                                                  Allocation Funds Prospectus 59

Additional Services and Other Information
--------------------------------------------------------------------------------


 . Directed Distribution Purchase Option--Lets you buy shares of a different Wells Fargo Fund of the same share class. The new shares are purchased at NAV generally on the day the income is paid. In order to establish this option, you need to identify the Fund and account the distributions are coming from, and the Fund and account to which the distributions are being directed. You must meet any required minimum purchases in both Funds prior to establishing this option.

Remember, distributions have the effect of reducing the NAV per share by the amount distributed.


Taxes
The following discussion regarding federal income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important income tax considerations affecting the Funds and you as a shareholder. It is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for further federal income tax considerations.

As required by the Internal Revenue Code, we will pass on to you substantially all of a Fund's net investment income and realized capital gains. Distributions of a Fund's ordinary income, net short-term capital gain and income from certain other sources will be taxable to you as ordinary income. Distributions of a Fund's net long-term capital gain will be taxable to you as long-term capital gain. Corporate shareholders may be able to deduct a portion of distributions when determining their taxable income.

Distributions from a Fund normally will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. At the end of each year, we will notify you of the federal income tax status of your distributions for the year.

If you buy shares of a Fund shortly before it makes a taxable distribution, your distribution will, in effect, be a taxable return of part of your investment. Similarly, if you buy shares of a Fund when it holds appreciated securities, you will receive a taxable return of part of your investment if and when the Fund sells the appreciated securities and realizes the gain. The Funds have built up, or have the potential to build up, high levels of unrealized appreciation.

Your redemptions (including redemptions in-kind) and exchanges of Fund shares ordinarily will result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Such capital gain or loss will be long-term capital gain or loss if you have held your redeemed or exchanged Fund shares for more than one year at the time of redemption or exchange. In certain instances, losses realized on the redemption or exchange of Fund shares may be disallowed.

Foreign residents may be subject to different tax treatment, including withholding taxes. In certain circumstances, U.S. residents may be subject to back-up withholding.

60  Allocation Funds Prospectus

Table of Predecessors
-------------------------------------------------------------------------------

The Funds described in this Prospectus were created as part of the reorganization of the Stagecoach Family of Funds, advised by Wells Fargo Bank, and the Norwest Advantage Family of Funds, advised by NIM, into a single mutual fund complex. The reorganization followed the merger of the advisers' parent companies.

Each Fund listed below is an accounting survivor of a former Stagecoach Funds, Inc. or Norwest Advantage Funds fund, as indicated in the Table of Predecessors below. The performance histories and financial highlights of each Fund include the performance histories and financial highlights of the predecessor fund.

   Wells Fargo Funds Trust          Predecessor Fund
   Asset Allocation Fund            Stagecoach Asset Allocation Fund
   Growth Balanced Fund             Norwest Advantage Growth Balanced Fund
   Index Allocation Fund            Stagecoach Index Allocation Fund

                                                  Allocation Funds Prospectus 61

Description of Core Portfolios
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
PORTFOLIO                     OBJECTIVE
---------------------------------------------------------------------------------------------------------
Disciplined Growth Portfolio  The Portfolio seeks capital appreciation by investing in common stocks of larger companies.

Equity Income Portfolio       The Portfolio seeks to provide long-term capital appreciation consistent with above-average dividend income.

Index Portfolio               The Portfolio seeks to replicate the return of the S&P 500 Index with minimum tracking error and to minimize transaction costs.

International Portfolio       The Portfolio seeks to provide long-term capital appreciation by investing directly or indirectly in high-quality companies based outside the
                              United States.

International Equity          The Portfolio seeks total return, with an emphasis on capital appreciation
Portfolio                     over the long term, by investing in equity securities of companies located or operating in developed non-U.S. countries and in emerging markets of the world.

Large Cap Appreciation        The Portfolio seeks long-term capital appreciation.
Portfolio

Large Company Growth          The Portfolio seeks to provide long-term capital appreciation by investing
Portfolio                     primarily in large, high-quality domestic companies that the adviser believes have superior growth potential.

Managed Fixed Income          The Portfolio seeks consistent fixed-income returns by investing primarily
Portfolio                     in investment grade intermediate-term securities.

Small Cap Index Portfolio     The Portfolio seeks to replicate the total return of the S&P Small Cap 600
                              Index with minimum tracking error and to minimize transaction costs.

Small Cap Value Portfolio     The Portfolio seeks capital appreciation by investing in common stocks of smaller companies.

Small Company Growth          The Portfolio seeks to provide long-term capital appreciation by investing
Portfolio                     in smaller domestic companies.

62    Allocation Funds Prospectus

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PRINCIPAL STRATEGIES
--------------------------------------------------------------------------------
The Portfolio invests primarily in the common stocks of companies that, in the view of the adviser, possess above-average potential for growth. We invest in a portfolio of securities with an average market capitalization greater than $5 billion.

The Portfolio invests primarily in the common stock of large, high-quality domestic companies that have above-average return potential based on current market valuations and above-average dividend income. We invest principally in securities of companies with market capitalizations of $3 billion or more.

Under normal circumstances, the Portfolio holds stocks representing 100% of the capitalization-weighted market values of the S&P 500 Index.

The Portfolio invests primarily in securities of companies in developed international and emerging market countries that we believe are both politically and economically stable. The Portfolio may invest more than 25% of its total assets in investments in a particular country, region, or type of investment.

The Portfolio invests primarily in securities of companies in developed international and emerging market countries that we believe are both politically and economically stable. The Portfolio may invest more than 25% of its total assets in investments in a particular country, region, or type of investment. We apply a fundamentals-driven, value-oriented analysis to identify companies with above-average potential for long-term growth and total return capabilities.

In making investment decisions for the Portfolio, we consider the 1,000 largest publicly traded companies in the U.S., screening the stocks in this universe for a series of growth and value criteria. We invest principally in securities of companies with market capitalizations of $3 billion or more.

The Portfolio invests primarily in large companies that have superior growth potential. We invest principally in securities of companies with market capitalizations of $3 billion or more.

The Portfolio invests in a diversified blend of fixed- and variable-rate U.S. dollar-denominated, fixed-income securities of a broad spectrum of U.S. and foreign issuers including U.S. Government securities, and the debt securities of financial institutions, corporations and others.

Under normal circumstances, the Portfolio will hold stocks representing 100% of the capitalization-weighted market value of the S&P 600 Small Cap Index.

The Portfolio invests primarily in companies that the adviser believes to be undervalued and likely to report a level of corporate earnings exceeding the level expected by investors. We invest principally in securities of companies with market capitalizations equal to or lower than the company with the largest market capitalization in the Russell 2000 Index, a small-capitalization range that is expected to change frequently.

The Portfolio invests primarily in the common stock of small domestic companies that are either growing rapidly or completing a period of significant change. We invest principally in securities of companies with market capitalizations of $ 3billion or less.

                                                  Allocation Funds Prospectus 63

Description of Core Portfolios
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FUND                        OBJECTIVE
--------------------------------------------------------------------------------
Small Company Value         The Portfolio seeks to provide long-term capital
Portfolio                   appreciation by investing principally in smaller
                            companies whose market capitalization is less than
                            the largest stock in the Russell 2000 Index, a
                            small-capitalization range that is expected to
                            change frequently.

Strategic Value Bond        The Portfolio seeks total return by investing
Portfolio                   primarily in income-producing securities.

Tactical Maturity           The Portfolio seeks positive total return each
Bond Portfolio              calendar year regardless of general bond market
                            performance by investing in a portfolio of high
                            quality U.S. Government securities and corporate
                            fixed-income securities.

64  Allocation Funds Prospectus

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PRINCIPAL STRATEGIES
--------------------------------------------------------------------------------
In making investment decisions for the Portfolio, we focus on securities that are conservatively valued in the marketplace relative to the stock of comparable companies, determined by price/earnings ratios, cash flows, or other measures. We invest principally in securities of companies with market capitalizations equal to or lower than the company with the largest market capitalization in the Russell 2000 Index, a small-capitalization range that is expected to change frequently.

The Portfolio invests in a broad range of debt securities in order to create a strategically diversified portfolio of fixed-income investments. These investments include corporate bonds, mortgage- and other asset-backed securities, U.S. Government securities, preferred stock, convertible bonds, and foreign bonds.

The Portfolio's assets are divided into two components,"short" bonds with maturities (or average life) of two years or less, and "long" bonds with maturities of 25 years or more. The Portfolio invests in U.S. Government securities and corporate fixed-income investments rated within 1 of the 2 highest long-term rating categories, or that are unrated and determined by the adviser to be of comparable quality. The Portfolio's assets are divided into two components, short bonds with maturities of 2 years or less and long bonds with maturities of 25 years or more. During periods of falling prices, long bonds are sold to protect capital and limit losses. Conversely, when bond prices rise, long bonds are purchased. The dollar-weighted average maturity of the fund may vary between 1 and 30 years.

                                                  Allocation Funds Prospectus 65

Portfolio Managers
--------------------------------------------------------------------------------

David B. Breed, CFA
Growth Balanced Fund since 2001
Managing Director, Chief Executive Officer, Chief Investment Officer and founding partner of Cadence. He has managed separate equity accounts and has led the team of equity portfolio managers and analysts there since 1988. He earned his BA in Finance from the University of Massachusetts, and his MBA in Finance from the Wharton School of Business.

Patricia Burns, CFA
Growth Balanced Fund and its predecessor since 1998
Ms. Burns joined Peregrine over ten years ago and is a Senior Vice President and Portfolio Manager for taxable fixed-income portfolios. She has been associated with Norwest Bank and its affiliates since 1983. Ms. Burns earned her BA in Child Psychology/Sociology and her MBA from the University of Minnesota.

Tasso H. Coin, Jr., CFA
Growth Balanced Fund and its predecessor since 1995
Mr. Coin joined Peregrine in 1995 as a Senior Vice President. His responsibilities include overseeing the Small Company Value Portfolio. Prior to 1995, Mr. Coin was a research officer at Lord Asset Management. Mr. Coin earned his BA in Economics from Loyola University of Chicago.

John S. Dale, CFA
Growth Balanced Fund and its predecessor since 1989
Mr. Dale joined Peregrine in 1988 as a Senior Vice President and has managed large company growth portfolios since 1983, currently totaling assets in excess of $3 billion. Prior to joining Peregrine, Mr. Dale had been associated with Norwest Bank and its affiliates since 1968. Mr. Dale earned his BA in Marketing from the University of Minnesota.

Gary J. Dunn, CFA
Growth Balanced Fund and its predecessor since 1989
Mr. Dunn joined WCM in 1998 as Principal for its Equity Income Team. WCM and NIM combined investment advisory services under the WCM name in 1999. Mr. Dunn formerly was the Director of Institutional Investments of NIM. He has been associated with Norwest Bank or its affiliates as a Financial Analyst and Portfolio Manager since 1979. Mr. Dunn earned his BA in Economics from Carroll College.

William D. Giese, CFA
Growth Balanced Fund and its predecessor since 1994
Mr. Giese joined Peregrine more than 10 years ago as a Senior Vice President and Portfolio Manager. His responsibilities include overseeing the Tactical Maturity Bond Portfolio. Mr. Giese has more than 20 years of experience in fixed-income securities management. Mr. Giese earned his BS in Civil Engineering from the Illinois Institute of Technology and his MBA from the University of Michigan.

John Huber, CFA
Growth Balanced Fund and its predecessor since 1998
Mr. Huber joined Galliard at the firm's inception in 1995 as a Portfolio Manager. Currently, Mr. Huber is highly involved with portfolio management, strategy, issue selection and trading. Mr. Huber oversees the Stable Income Portfolio and the Strategic Value Bond Portfolio and specializes in corporate and taxable municipal securities. Prior to joining Galliard, Mr. Huber was an Assistant Portfolio Manager with NIM. In addition, he previously served as a Senior Analyst in Norwest Bank's Capital Market Credit Group. Mr. Huber earned his BA in Communications from the University of Iowa and his MBA from the University of Minnesota.

Richard Merriam, CFA
Growth Balanced Fund and its predecessor since 1997
Mr. Merriam joined Galliard at the firm's inception in 1995. Currently, Mr. Merriam is a Managing Partner at Galliard. He is responsible for investment process and strategy. Mr. Merriam oversees the Strategic Value Bond Portfolio and Managed Fixed-Income Portfolios. Prior to joining Galliard, Mr. Merriam was Chief Investment Officer for Insight Management. Mr. Merriam earned his BA in Economics and English from the University of Michigan and his MBA from the University of Minnesota.


66  Allocation Funds Prospectus

--------------------------------------------------------------------------------

Robert B. Mersky, CFA
Growth Balanced Fund and its predecessor since 1989
Mr. Mersky is founder, President and a Portfolio Manager at Peregrine. In 1984, Mr. Mersky and five other Senior Portfolio Managers founded Peregrine. Mr. Mersky is responsible for Peregrine's Small Cap Equity style and oversees the Small Company Growth Portfolio. Mr. Mersky has actively managed small cap stocks since 1973. Prior to joining Peregrine, Mr. Mersky had been associated with Norwest Bank since 1968; and his responsibilities included Senior Research Analyst, Portfolio Manager, Director of Research and Chief Investment Officer. Mr. Mersky earned his BS in Accounting from the University of Minnesota.

Ajay Mirza, CFA
Growth Balanced Fund and its predecessor since 1998
Mr. Mirza joined Galliard at the firm's inception in 1995 as a Portfolio Manager and Mortgage Specialist. Mr. Mirza oversees the Managed Income Fund Portfolio and specializes in asset- and mortgage-backed securities. Prior to joining Galliard, Mr. Mirza was a research analyst at Insight Investment Management and at Lehman Brothers. Mr. Mirza earned his BE in Instrumentation from the Birla Institute of Technology (India), his MA in Economics from Tulane University, and his MBA from the University of Minnesota.

Gary E. Nussbaum, CFA
Growth Balanced Fund and its predecessor since 1990
Mr. Nussbaum joined Peregrine in 1990 as a Vice President and Portfolio Manager where he has managed large company growth portfolios, currently totaling assets in excess of $3 billion. Mr. Nussbaum earned his BA in Finance and his MBA from the University of Wisconsin.

Michael Perelstein
Growth Balanced Fund and its predecessor since 1997
Mr. Perelstein joined Schroder in 1997 as a Senior Vice President. Since 1999 he has served as Schroder's Senior Investment Officer. Mr. Perelstein currently manages international portfolios and has more than 24 years of investment experience that includes more than 17 years specializing in overseas investing. Prior to 1997, Mr. Perelstein was a Director and a Managing Director at MacKay-Shields. Mr. Perelstein earned his BA in Economics from Brandeis University and his MBA from the University of Chicago. As of September 30, 2001, Schroder had over $10 billion in EAFE (Europe, Asia, Far East) assets under management.

Douglas G. Pugh, CFA
Growth Balanced Fund and its predecessor since 1997
Mr. Pugh joined Peregrine in 1997 as a Senior Vice President. Mr. Pugh currently co-manages the Small Company Value Portfolio. Prior to 1997, Mr. Pugh was a Senior Equity Analyst and Portfolio Manager for Advantus Capital Management, an investment adviser firm. Mr. Pugh earned his BS in Finance and Business Administration from Drake University and his MBA from the University of Minnesota.

David L. Roberts, CFA
Growth Balanced Fund and its predecessor since 1989
Mr. Roberts joined WCM in 1998 as the Equity Income Managing Director and simultaneously held this position at NIM until WCM and NIM combined investment advisory services under the WCM name in 1999. Mr. Roberts joined Norwest Corporation in 1972 as a Securities Analyst. He became Assistant Vice President Portfolio Manager in 1980 and was promoted to Vice President in 1982. He earned his BA in Mathematics from Carroll College.

Stephen S. Smith, CFA
Growth Balanced Fund and its predecessor since 1997
Mr. Smith is Principal and Chief Executive Officer of the Smith Group. Mr. Smith manages the Disciplined Growth Portfolio and Small Cap Value Portfolio. Prior to 1995, Mr. Smith previously served as Senior Portfolio Manager with NationsBank. Mr. Smith earned his BS in Industrial Engineering and his MBA from the University of Alabama.

                                                  Allocation Funds Prospectus 67

Portfolio Managers
--------------------------------------------------------------------------------


David D. Sylvester
Growth Balanced Fund and its predecessor since 1996
Mr. Sylvester has been with Wells Fargo & Company and its predecessors in an investment management capacity for over 22 years. Mr. Sylvester joined WCM in 1998 as an Executive Vice President. He simultaneously held the position of Managing Director for Reserve Asset Management at Norwest Investment Management ("NIM") (since 1997) until WCM and NIM combined investment advisory services under the WCM name in 1999. Mr. Sylvester has over 25 years of investment experience. He specializes in the management of structured portfolios, including indexed portfolios and overlay programs. Mr. Sylvester attended the University of Detroit--Mercy.

Cynthia A. Tusan, CFA
Growth Balanced Fund since 2001
Ms.Tusan joined WCM in 1996 from Wells Fargo Bank, N.A., where she managed individual and institutional investment management and trust accounts since 1989. She earned her BA in economics from Bryn Mawr College and her MBA from the Anderson School of Management at the University of California.

Paul E. von Kuster, CFA
Growth Balanced Fund and its predecessor since 1989
Mr. von Kuster joined Peregrine in 1984 as a Senior Vice President and Portfolio Manager. He currently co-manages the Small Company Growth Portfolio. Mr. von Kuster earned his BA in Philosophy from Princeton University.

Laurie R. White
Growth Balanced Fund and its predecessor since 1996
Ms. White has been with Wells Fargo & Company and its predecessors in an investment management capacity for over 10 years. Ms. White joined WCM in 1998 as a Managing Director and simultaneously was a Director for Reserve Asset Management at NIM (since 1997) until WCM and NIM combined investment management services under the WCM name in 1999. Ms. White has over 14 years of investment management experience and currently specializes in managing indexed portfolios and overlay strategies for institutional investors. Ms. White earned her BA in Political Science from Carleton College and her MBA from the University of Minnesota.

Wayne A. Wicker, CFA
Growth Balanced Fund since 2001
Mr. Wicker joined Cadence in 1988 and serves as a Senior Portfolio Manager. Prior to joining Cadence, Mr. Wicker was Director of Investment Strategy at Howard Hughes Medical Institute, Manager and then Director of Employee Benefits at Dayton Hudson Corporation and a Financial Analyst at IDS Financial Services (now American Express Financial Advisors). He has 21 years of investment experience. Mr. Wicker earned his BA in Business Administration and his BA in Communications from the University of Washington. He earned his MBA in Finance from Michigan State University in 1984.

Sabrina Yih
Growth Balanced Fund since 2001
Ms. Yih joined WCM from the Columbia International Stock Fund, where she was a portfolio manager since December 1997. Over this period, her experience was focused on investing in Europe and Asia (exJapan), two of the International Equity Fund's largest regions. For eight years prior to that time, she was a portfolio manager for the Delphi International Fund for high net worth individuals. Ms. Yih received her BA in Economics from Mount Holyoke College, magna cum laude, in 1982, and her MBA from the J.L. Kellogg Graduate School of Management at Northwestern University in 1984. She is a Chartered Financial Analyst, a member of the Association of Investment Management and Research (AIMR), and a member of the International Society of Financial Analysts.

68  Allocation Funds Prospectus

Glossary
--------------------------------------------------------------------------------


We provide the following definitions to assist you in reading this Prospectus. For a more complete understanding of these terms you should consult your investment professional.

ACH
Refers to the "Automated Clearing House" system maintained by the Federal Reserve Bank, which banks use to process checks, transfer funds and perform other tasks.

American Depositary Receipts ("ADRs")
Receipts for non-U.S. company stocks. The stocks underlying ADRs are typically held in bank vaults. The ADR's owner is entitled to any capital gains or dividends. ADRs are one way of owning an equity interest in foreign companies. Similar investments include European Depositary Receipts and Global Depositary Receipts.

Asset-Backed Securities
Securities consisting of an undivided fractional interest in pools of consumer loans, such as car loans or credit card debt, or receivables held in trust.

Business Day
Any day the New York Stock Exchange is open is a business day for the Funds.

Capital Appreciation, Capital Growth
An increase in the value of a security. See also "total return."

Capitalization
When referring to the size of a company, capitalization means the total number of a company's outstanding shares of stock multiplied by the price per share. This is one accepted method of measuring a company's size and is sometimes referred to as "market capitalization."

Current Income
Earnings in the form of dividends or interest as opposed to capital growth. See also "total return."

Debt Securities
Generally, a promise to pay interest and repay principal by a company sold as a security. The owner of the security is entitled to receive any such payments. Examples include bonds and mortgage- and other asset-backed securities and can include securities in which the right to receive interest and principal repayment has been sold separately.

Derivatives
Securities whose values are derived in part from the value of another security or index. An example is a stock option.

Distributions
Dividends and/or capital gains paid by a Fund on its shares.

Diversified
A diversified fund, as defined by the 1940 Act, is one that invests in cash, Government securities, other investment companies and no more than 5% of its total assets in a single issuer. These policies must apply to 75% of the Funds' total assets. Non-diversified funds are not required to comply with these investment policies.

Duration
A measure of a security's or portfolio's sensitivity to changes in interest rates. Duration is usually expressed in years, with longer durations typically more sensitive to interest rate changes than shorter durations.

                                                  Allocation Funds Prospectus 69

Glossary
--------------------------------------------------------------------------------

Emerging Markets
Markets associated with a country that is considered by international financial organizations, such as the International Finance Corporation and the International Bank for Reconstruction and Development, and the international financial community to have an "emerging" stock market. Such markets may be under-capitalized, have less-developed legal and financial systems or may have less stable currencies than markets in the developed world.

FDIC
The Federal Deposit Insurance Corporation. This is the company that provides federally sponsored insurance covering bank deposits such as savings accounts and CDs. Mutual funds are not FDIC insured.

Gateway Fund
A Fund that invests its assets in one or more core portfolios or other Funds of Wells Fargo Funds, instead of directly in securities, to achieve its investment objective. Gateway funds investing in the same core portfolio or Fund can enhance their investment opportunities and reduce their expense ratios through sharing the costs and benefits of a larger pool of assets.

Illiquid Security
A security which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value determined by the Fund.

Liquidity
The ability to readily sell a security at a fair price.

Money Market Instruments
High-quality short-term instruments meeting the requirements of Rule 2a-7 of the Investment Company Act of 1940, such as bankers' acceptances, commercial paper, repurchase agreements and government obligations. In a money market fund, average portfolio maturity does not exceed 90 days, and all investments have maturities of 397 days or less at the time of purchase.

Net Asset Value ("NAV")
The value of a single fund share. It is determined by adding together all of a Fund's assets, subtracting accrued expenses and other liabilities, then dividing by the total number of shares.

Options
An option is the right to buy or sell a security based on an agreed upon price at a specified time. For example, an option may give the holder of a stock the right to sell the stock to another party, allowing the seller to profit if the price has fallen below the agreed price. Options may also be based on the movement of an index such as the S&P 500 Index.

Public Offering Price ("POP")
The NAV with the sales load added.

Repurchase Agreement
An agreement between a buyer and seller of a security in which the seller agrees to repurchase the security at an agreed upon price and time.

Russell 1000 Index
An index comprised of the 1000 largest firms listed on the Russell 3000 Index. The Russell 3000 Index is a listing of 3000 corporations by the Frank Russell Company that is intended to be representative of the U.S. economy. The Russell 1000 is considered to be a mid-to-large cap index.

Russell 2000 Index
An index comprised of the 2000 smallest firms listed on the Russell 3000 Index. The Russell 3000 Index is a listing of 3000 corporations by the Frank Russell Company that is intended to be representative of the U.S. economy. The Russell 2000 is considered a "small cap" index.


70  Allocation Funds Prospectus

--------------------------------------------------------------------------------

Selling Agent
A person who has an agreement with the Funds' distributors that allows them to sell a Fund's shares.

Shareholder Servicing Agent
Anyone appointed by the Fund to maintain shareholder accounts and records, assist and provide information to shareholders or perform similar functions.

Signature Guarantee
A guarantee given by a financial institution that has verified the identity of the maker of the signature.

S&P, S&P 500 Index
Standard and Poor's, a nationally recognized statistical ratings organization. S&P also publishes various indexes or lists of companies representative of sectors of the U.S. economy.

Statement of Additional Information
A document that supplements the disclosure made in the Prospectus.

Taxpayer Identification Number
Usually the social security number for an individual or the Employer Identification Number for a corporation.

Total Return
The annual return on an investment, including any appreciation or decline in share value. Total return calculations assume reinvestment of all dividends and capital gains, reflect fee waivers and exclude sales loads.

Undervalued
Describes a stock that is believed to be worth more than its current price.

U.S. Government Obligations
Obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

                                                  Allocation Funds Prospectus 71

YOU MAY WISH TO REVIEW THE FOLLOWING DOCUMENTS:

STATEMENT OF ADDITIONAL INFORMATION
supplements the disclosures made by this Prospectus. The Statement of Additional Information has been filed with the SEC and is incorporated by reference into this Prospectus and is legally part of this Prospectus.

ANNUAL/SEMI-ANNUAL REPORTS
provide certain financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance, over the reporting period.

THESE DOCUMENTS ARE AVAILABLE FREE OF CHARGE:
Call: 1-800-222-8222

Write to:
Wells Fargo Funds
P.O. Box 8266
Boston, MA 02266-8266; or

Visit the SEC's website at http://www.sec.gov

REQUEST COPIES FOR A FEE BY WRITING TO:
SEC Public Reference Room
Washington, DC 20549-6009; or
by electronic request at publicinfo@sec.gov
Call: 1-800-SEC-0330 for details

ADDITIONAL SERVICES QUESTIONS CAN BE ANSWERED BY CALLING YOUR INVESTMENT PROFESSIONAL

P001 (2/02)                                                     [LOGO]
ICA Reg.                                               Printed on Recycled Paper
No. 811-09253

             -----------------------------------------------------
             NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
             -----------------------------------------------------

                                                              [WELLS FARGO LOGO]

WELLS FARGO ALLOCATION FUNDS
                                                                      ----------
                                                                      PROSPECTUS
                                                                      ----------

                                  Asset Allocation Fund

                                  Growth Balanced Fund

                                  Moderate Balanced Fund

                                  Strategic Growth Allocation Fund
                                  (formerly the Aggressive Balanced-Equity Fund)

                                  Strategic Income Fund


                                                       February 1, 2002

Please read this Prospectus and keep it for future reference. It is designed to provide you with important information and to help you decide if a Fund's goals match your own.

These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission ("SEC"), nor has the SEC passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by Wells Fargo Bank, N.A. ("Wells Fargo Bank") or any of its affiliates. Fund shares are NOT insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation ("FDIC") or any other governmental agency. AN INVESTMENT IN A FUND INVOLVES CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

INSTITUTIONAL

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

Table of Contents                                                           Allocation Funds
--------------------------------------------------------------------------------------------
Overview                            Objectives and Principal Strategies                   4
                                    Summary of Important Risks                            6
Important summary information       Performance History                                   8
about the Funds.                    Summary of Expenses                                  14
                                    Key Information                                      16

-------------------------------------------------------------------------------------------
The Funds                           Asset Allocation Fund                                18
                                    Growth Balanced Fund                                 20
Important information about         Moderate Balanced Fund                               26
the individual Funds.               Strategic Growth Allocation Fund
                                      (formerly the Aggressive Balanced-Equity Fund)     32
                                    Strategic Income Fund                                36
                                    Additional Strategies and General
                                      Investment Risks                                   42
                                    Organization and Management of the Funds             47

-------------------------------------------------------------------------------------------
Your Investment                     Your Account                                         51
                                      How to Buy Shares                                  52
How to open an account and            How to Sell Shares                                 53
how to buy, sell and exchange         Exchanges                                          54
Fund shares.

-------------------------------------------------------------------------------------------
Reference                           Other Information                                    55
                                    Table of Predecessors                                56
Additional information and term     Description of Core Portfolios                       58
definitions.                        Portfolio Managers                                   62
                                    Glossary                                             67


Allocation Funds Overview
--------------------------------------------------------------------------------
See the individual Fund descriptions in this Prospectus for further details.

Words appearing in italicized print and highlighted in color are defined in the glossary.

-------------------------------------------------------------------------------------------------------
FUND                            OBJECTIVE
-------------------------------------------------------------------------------------------------------
Asset Allocation Fund           Seeks long-term total return, consistent with reasonable risk.

Growth Balanced Fund            Seeks a combination of current income and capital appreciation by diversifying investments in stocks and bonds.

Moderate Balanced Fund          Seeks a combination of current income and capital appreciation by diversifying investments in stocks, bonds and other fixed-income investments.

Strategic Growth Allocation     Seeks capital appreciation with a secondary emphasis on current income.
Fund (formerly the
Aggressive Balanced-
Equity Fund)

Strategic Income Fund           Seeks a combination of current income and capital appreciation by diversifying investments in bonds, other fixed-income investments and stocks.


4  Allocation Funds Prospectus

--------------------------------------------------------------------------------
PRINCIPAL STRATEGIES
--------------------------------------------------------------------------------

We do not select individual securities for investment, rather, we buy substantially all of the securities of various indexes to replicate the total return of such indexes. We use an asset allocation model to allocate and reallocate assets among common stocks (Standard & Poor's 500 Composite Stock Index (the "S&P 500 Index")), U.S. Treasury bonds (Lehman Brothers 20+ Treasury Index) and money market instruments. We manage the allocation of investments in the Fund's portfolio assuming a "normal" allocation of 60% stocks and 40% bonds. This is not a "target" allocation, but rather a measure of the level of risk tolerance of the Fund. We invest in asset classes that we believe are undervalued in order to achieve better long-term, risk-adjusted returns.

The Fund is a gateway fund that invests in fixed-income and equity core portfolios in varying proportions, with an emphasis on equity portfolios. The Fund's "neutral" target allocation is 65% equity securities and 35% fixed-income securities, and it uses a "multi-style" approach designed to minimize the risk of investing in a single investment style. The equity portion of the Fund uses 5 different equity styles, and the fixed-income portion of the Fund uses 3 different fixed-income styles.

The Fund is a gateway fund that invests in fixed-income and equity core portfolios in varying proportions, with an emphasis on fixed-income portfolios. The Fund's "neutral" target allocation is 60% fixed-income securities and 40% equity securities, and it uses a "multi-style" approach designed to minimize the risk of investing in a single investment style. The equity portion of the Fund's portfolio uses 5 different equity styles, and the fixed-income portion of the Fund's portfolio uses 4 different fixed-income styles.

The Fund is a gateway fund that is designed for investors seeking to invest in equity securities with limited exposure to fixed-income securities. The Fund's "neutral" target allocation is 80% equity securities and 20% fixed-income securities, and it uses a "multi-style" approach designed to minimize the risk of investing in a single investment style. The equity portion of the Fund's portfolio uses 5 different equity investment styles, and the fixed-income portion of the Fund's portfolio uses 3 different fixed-income investment styles.

The Fund is a gateway fund that is designed for investors seeking to invest in fixed-income securities with limited exposure to equity securities. The Fund's "neutral" target allocation is 80% fixed-income securities and 20% equity securities, and it uses a "multi-style" approach designed to minimize the risk of investing in a single investment style. The equity portion of the Fund's portfolio uses 5 different equity investment styles, and the fixed-income portion of the Fund's portfolio uses 4 different fixed-income investment styles.

                                                  Allocation Funds Prospectus  5

Summary of Important Risks
--------------------------------------------------------------------------------
This section summarizes important risks that relate to an investment in the Funds. All are important to your investment choice. Additional information about these and other risks is included in:

 .  the individual Fund Descriptions later in this Prospectus;
 .  the "Additional Strategies and General Investment Risks" section beginning on page 42; and
 .  the Funds' Statement of Additional Information.

An investment in a Fund is not a deposit of Wells Fargo Bank or any of its affiliates and is not insured or guaranteed by the FDIC or any other government agency. It is possible to lose money by investing in a Fund.

--------------------------------------------------------------------------------
COMMON RISKS FOR THE FUNDS
--------------------------------------------------------------------------------
Equity Securities
The Funds invest in equity securities, which are subject to equity market risk. This is the risk that stock prices will fluctuate and can decline and reduce the value of a Fund's portfolio. Certain types of stocks and certain individual stocks selected for a Fund's portfolio may underperform or decline in value more than the overall market. Growth style stocks are selected in part based on their prospects for future earnings, which may not be realized. There is no guarantee that stocks selected as "undervalued" using a value style approach will perform as expected. Securities of small or medium-sized companies tend to be more volatile and less liquid than those of large companies.

Foreign Investments
The Funds make foreign investments, which are subject to additional risks, including potentially less liquidity and greater price volatility. These additional risks include those related to adverse political, regulatory, market or economic developments, and foreign markets can and often do perform differently from U.S. markets. Emerging market securities typically present even greater exposure to these same risks and can present additional risks (such as those related to social unrest or political upheaval) that can make them extremely volatile. Additionally, foreign companies may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing their earnings potential, and dispositions of foreign securities and dividends and interest payable on those securities may be subject to high levels of foreign taxation. Foreign investments may be made directly through securities purchased in foreign markets, or through investments in American Depository Receipts ("ADRs") and other similar investments. Direct investment in foreign securities involves exposure to additional risks, including those related to fluctuations in foreign currency exchange rates, withholding and other taxes, trade settlement, custodial, and other operational risks, and the less stringent investor protection and disclosure standards of some foreign markets. ADRs (receipts evidencing ownership of foreign stock deposited in a domestic bank or trust company) reduce some of the risks of foreign investing, because a large, liquid market generally exists and U.S. trading and settlement practices reduce currency, custodial and other operational risks. Similar investments (European and Global Depository Receipts) are receipts for stock deposited in foreign banks and trust companies, trade across foreign and domestic markets, and can involve greater risks than ADRs.

Debt Securities
The Funds invest in debt securities, such as notes and bonds, which are subject to credit risk and interest rate risk. Credit risk is the possibility that an issuer of an instrument will be unable to make interest payments or repay principal. Changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that interest rates may increase, which will reduce the resale value of instruments in a Fund's portfolio, including U.S. Government obligations. Debt securities with longer maturities are generally more sensitive to interest rate changes

6  Allocation Funds Prospectus

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON RISKS FOR THE FUNDS
--------------------------------------------------------------------------------
Debt Securities (cont'd)
than those with shorter maturities. Changes in market interest rates do not affect the rate payable on debt instruments held in a Fund, unless the instrument has adjustable or variable rate features, which can reduce interest rate risk. Changes in market interest rates may also have the effect of extending or shortening the duration of certain types of instruments, such as asset-backed securities, thereby affecting their value and the return on your investment.

--------------------------------------------------------------------------------------------------
FUND                        SPECIFIC RISKS
--------------------------------------------------------------------------------------------------
Asset Allocation Fund       The Fund is subject to the "Equity Securities" and "Debt Securities"
                            risks described under "Common Risks for the Funds" on page 6.
                            We use an investment model that seeks undervalued asset classes.
                            There is no guarantee that the asset allocation model will make accurate determinations or that an asset class we believe is undervalued will perform as expected.

                            The Funds are primarily subject to the "Equity Securities" and
Growth Balanced Fund and    "Debt Securities" risks described under "Common Risks for the
Moderate Balanced Fund      Funds" on page 6.

Strategic Growth            The Fund is primarily subject to the "Equity Securities" risks
Allocation Fund             described under "Common Risks for the Funds" on page 6.

Strategic Income Fund       The Fund is primarily subject to the "Debt Securities" risks described under "Common Risks for the Funds" on page 6.


                                                  Allocation Funds Prospectus  7

Performance History
--------------------------------------------------------------------------------

The following information shows you how each Fund has performed and illustrates the variability of a Fund's returns over time. Each Fund's average annual returns for one-, five- and ten-year periods (or inception, as applicable) are compared to the performance of an appropriate broad-based index (or indexes)."Since Inception" information shown for a broad-based index reflects the published return closest to the Fund's inception date.

Please remember that past performance is no guarantee of future results.

Asset Allocation Fund Institutional Class Calendar Year Returns/1/

   [GRAPH]

'92       7.00%
'93      14.94%
'94      (2.82)%
'95      29.18%
'96      11.65%
'97      22.01%
'98      25.58%
'99       9.49%
'00       0.98%
'01      (7.20)%

Best Qtr.: Q4 '98 . 16.09%  Worst Qtr.: Q1 '01 . (8.90)%


Average annual total return
for the period ended 12/31/01                  1 year     5 years    10 years
Institutional Class (Incept. 11/8/99)/1/        (7.20)%      9.47%      10.48%

S&P 500 Index/2/                               (11.88)%     10.70%      12.93%

LB 20+ Treasury Index/3/                         8.44%       7.43%       7.23%

/1/ Performance shown for periods prior to the inception of this Class reflects the performance of the Class A shares.
/2/  S&P 500 is a registered trademark of Standard & Poor's.
/3/  Lehman Brothers 20+ Treasury Index.

8  Allocation Funds Prospectus

--------------------------------------------------------------------------------
Growth Balanced Fund Institutional Class Calendar Year Returns/1/

[GRAPH]

'92     5.58%
'93    10.26%
'94    (0.14)%
'95    23.25%
'96    14.25%
'97    20.77%
'98    22.45%
'99    12.38%
'00     7.82%
'01    (2.94)%

Best Qtr.: Q4 '98 . 16.86%  Worst Qtr.: Q3 '01 . (9.08)%

Average annual total return
for the period ended 12/31/01                   1 year     5 years    10 years
Institutional Class (Incept. 11/11/94)/1/        (2.94)%     11.70%      11.03%
S&P 500 Index/2/                                (11.88)%     10.70%      12.93%

LB Aggregate Bond Index/3/                        8.44%       7.43%       7.23%

/1/ Performance shown for periods prior to November 11, 1994 reflects the performance of the predecessor collective investment fund, adjusted to reflect the fees and expenses of the Institutional Class. The collective investment fund was not a registered mutual fund and was not subject to certain investment limitations and other restrictions which, if applicable, may have adversely affected performance.
/2/  S&P 500 is a registered trademark of Standard & Poor's.
/3/  Lehman Brothers Aggregate Bond Index.

                                                  Allocation Funds Prospectus  9

Performance History
--------------------------------------------------------------------------------

Moderate Balanced Fund Institutional Class Calendar Year Returns/1/

[GRAPH]

'92     6.03%
'93     8.86%
'94     0.42%
'95    18.36%
'96    10.11%
'97    16.00%
'98    16.74%
'99     8.03%
'00     9.52%
'01     0.71%

Best Qtr.: Q4 '98 . 10.19%  Worst Qtr.: Q3 '01 . (4.62)%

Average annual total return
for the period ended 12/31/01                     1 year    5 years    10 years

Institutional Class (Incept. 11/11/94)/1/           0.71%     10.04%       9.32%

S&P 500 Index/2/                                  (11.88)%    10.70%      12.93%

LB Aggregate Bond Index/3/                          8.44%      7.43%       7.23%

/1/ Performance shown for periods prior to November 11, 1994 reflects the performance of the predecessor collective investment fund, adjusted to reflect the fees and expenses of the Institutional Class. The collective investment fund was not a registered mutual fund and was not subject to certain investment limitations and other restrictions which, if applicable, may have adversely affected performance.
/2/  S&P 500 is a registered trademark of Standard & Poor's.
/3/  Lehman Brothers Aggregate Bond Index.

10  Allocation Funds Prospectus

-------------------------------------------------------------------------------
Strategic Growth Allocation Fund Institutional Class Calendar Year Returns

  [GRAPH]

'98     24.21 %
'99     15.59 %
'00      5.07 %
'01     (5.84)%

Best Qtr.: Q4 '98 . 20.01%  Worst Qtr.: Q3 '01 . (11.81)%

Average annual total return                                         Since
for the period ended 12/31/01                     1 year          Inception
Institutional Class (Incept. 12/02/97)             (5.84)%          9.02%

S&P 500 Index/1/                                  (11.88)%          5.99%

LB Aggregate Bond Index/2/                          8.44 %          7.00%

/1/  S&P 500 is a registered trademark of Standard & Poor's.
/2/  Lehman Brothers Aggregate Bond Index.

                                                 Allocation Funds Prospectus  11

Performance History
-------------------------------------------------------------------------------

Strategic Income Fund Institutional Class Calendar Year Returns/1/

   [GRAPH]

'92     6.05%
'93     7.77%
'94     0.49%
'95    15.11%
'96     7.99%
'97    13.23%
'98    12.44%
'99     4.44%
'00    10.22%
'01     3.29%

Best Qtr.: Q2 '97 . 6.21%  Worst Qtr.: Q1 '94 . (1.41)%

Average annual total return
for the period ended 12/31/01                  1 year     5 years    10 years
Institutional Class (Incept. 11/11/94)/1/        3.29 %      8.64%       8.01%

S&P 500 Index/2/                               (11.88)%     10.70%      12.93%

LB Aggregate Bond Index/3/                       8.44 %      7.43%       7.23%

/1/ Performance shown for periods prior to November 11, 1994 reflects the performance of the predecessor collective investment fund, adjusted to reflect the fees and expenses of the Institutional Class. The collective investment fund was not a registered mutual fund and was not subject to certain investment limitations and other restrictions which, if applicable, may have adversely affected performance.
/2/  S&P 500 is a registered trademark of Standard & Poor's.
/3/  Lehman Brothers Aggregate Bond Index.

12  Allocation Funds Prospectus

                                              This page intentionally left blank
--------------------------------------------------------------------------------

Allocation Funds
--------------------------------------------------------------------------------

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in a Fund. These tables do not reflect charges that may be imposed in connection with an account through which you hold Fund shares. A broker/dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service, or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here. Expenses include core and gateway fees, where applicable.

---------------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                    All Funds
---------------------------------------------------------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases (as a percentage of
offering price)                                                                                      None

Maximum deferred sales charge (load) (as a percentage of the lower of the Net
Asset Value ("NAV") at purchase or the NAV at redemption)                                            None
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)/1/
---------------------------------------------------------------------------------------------------------------------------------
                                                                         Asset Allocation       Growth Balanced
                                                                               Fund                   Fund
---------------------------------------------------------------------------------------------------------------------------------
Management Fees                                                               0.80%                   0.84%
Distribution (12b-1) Fees                                                     0.00%                   0.00%
Other Expenses/2/                                                             0.42%                   0.13%
---------------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                          1.22%                   0.97%
---------------------------------------------------------------------------------------------------------------------------------
Fee Waivers                                                                   0.27%                   0.04%
---------------------------------------------------------------------------------------------------------------------------------
NET EXPENSES/3/                                                               0.95%                   0.93%
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                                                           Moderate Balanced           Strategic Growth          Strategic Income
                                                                 Fund                  Allocation Fund                Fund
---------------------------------------------------------------------------------------------------------------------------------
Management Fees                                                  0.80%                        0.86%                   0.78%
Distribution (12b-1) Fees                                        0.00%                        0.00%                   0.00%
Other Expenses/2/                                                0.13%                        0.17%                   0.12%
---------------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                             0.93%                        1.03%                   0.90%
---------------------------------------------------------------------------------------------------------------------------------
Fee Waivers                                                      0.05%                        0.03%                   0.10%
---------------------------------------------------------------------------------------------------------------------------------
NET EXPENSES/3/                                                  0.88%                        1.00%                   0.80%
---------------------------------------------------------------------------------------------------------------------------------

/1/ Expenses for gateway funds include expenses allocated from the core portfolios in which each such Fund invests.
/2/ Other expenses may include expenses payable to affiliates of Wells Fargo Bank, N.A. Other expenses for the Asset Allocation Fund have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
/3/ The adviser has committed through January 31, 2003 to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown.

14  Allocation Funds Prospectus

                                                             Summary of Expenses
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EXAMPLE OF EXPENSES
--------------------------------------------------------------------------------
These examples are intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. The examples assume a fixed rate of return and that fund operating expenses remain the same. Your actual costs may be higher or lower than those shown.

You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you redeem your shares at the end of each period:

-------------------------------------------------------------------------------------------------
                                                Asset Allocation          Growth Balanced
                                                     Fund                       Fund
-------------------------------------------------------------------------------------------------
  1 YEAR                                              $   97                 $   95
  3 YEARS                                             $  360                 $  305
  5 YEARS                                             $  644                 $  532
 10 YEARS                                             $1,453                 $1,186
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
                     Moderate Balanced           Strategic Growth           Strategic Income
                          Fund                   Allocation Fund                 Fund
-------------------------------------------------------------------------------------------------
  1  YEAR                $   90                       $  102                   $   82
  3  YEARS               $  291                       $  325                   $  277
  5  YEARS               $  510                       $  566                   $  489
 10  YEARS               $1,138                       $1,257                   $1,099
-------------------------------------------------------------------------------------------------

                                                 Allocation Funds Prospectus  15

Key Information
--------------------------------------------------------------------------------
In this Prospectus,"we" generally refers to Wells Fargo Funds Trust (the "Trust") or Wells Fargo Funds Management, LLC ("Funds Management"), the Funds' investment adviser. "We" may also refer to the Funds' other service providers. "You" refers to the shareholder or potential investor.

--------------------------------------------------------------------------------
Core and Gateway Structure
Some of the Funds in this Prospectus are "gateway" funds in a "core and gateway" structure. In this structure, a gateway fund invests substantially all of its assets in one or more core portfolios of Wells Fargo Core Trust or other stand-alone funds of Wells Fargo Funds whose objectives and investment strategies are consistent with the gateway fund's investment objective. Through this structure, gateway funds can enhance their investment opportunities and reduce their expenses by sharing the costs and benefits of a larger pool of assets. Core portfolios offer their shares to multiple gateway funds and other core portfolios rather than directly to the public. Certain administrative and other fees and expenses are charged to both the gateway fund and the core portfolio(s). The services provided and fees charged to a gateway fund are in addition to and not duplicative of the services provided and fees charged to the core portfolio(s). Fees relating to investments in other stand-alone funds are waived to the extent that they are duplicative, or would exceed certain defined limits. References to the investment activities of a gateway fund are intended to refer to the investment activities of the core portfolio(s) in which it invests.

--------------------------------------------------------------------------------
Important information you should look for as you decide to invest in a Fund:
The summary information on the previous pages is designed to provide you with an overview of each Fund. The sections that follow provide more detailed information about the investments and management of each Fund.

--------------------------------------------------------------------------------
Investment Objective and Investment Strategies
The investment objective of each Fund in this Prospectus is non-fundamental, that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for each Fund tells you:

 .  what the Fund is trying to achieve;
 . how we intend to invest your money; and . what makes the Fund different from the other Funds offered in this
   Prospectus.

--------------------------------------------------------------------------------
Permitted Investments
A summary of the Fund's key permitted investments and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis. Percentages of the "Fund's assets" are measured as percentages of net assets plus borrowings for investment purposes.

--------------------------------------------------------------------------------
Important Risk Factors
Describes the key risk factors for the Fund, and includes risks described in the "Summary of Important Risks" and "Additional Strategies and General Investment Risks" sections.

Words appearing in italicized print and highlighted are defined in the Glossary.

16  Allocation Funds Prospectus

                                              This page intentionally left blank
--------------------------------------------------------------------------------

Asset Allocation Fund
--------------------------------------------------------------------------------

Investment Objective
The Asset Allocation Fund seeks long-term total return, consistent with reasonable risk.

--------------------------------------------------------------------------------

Investment Strategies
We use an asset allocation model to allocate and reallocate assets among common stocks, U.S. Treasury Bonds and money market instruments. This strategy is based on the premise that asset classes are at times undervalued or overvalued in comparison to one another and that investing in undervalued asset classes offers better long-term, risk-adjusted returns.

--------------------------------------------------------------------------------

Permitted Investments
The asset classes we invest in are:

 . Stock Investments--We invest this portion of the Fund in common stocks to replicate the S&P 500 Index. We do not individually select common stocks on the basis of traditional investment analysis. Instead, we invest in each company comprising the S&P 500 Index in proportion to its weighting in the S&P 500 Index in an effort to match the total return of the S&P 500 Index as closely as possible;
 . Bond Investments--We invest this portion of the Fund in U.S. Treasury Bonds to replicate the Lehman Brothers 20+ Treasury Index. Bonds in this Index have remaining maturities of twenty years or more; and
 . Money Market Investments--We invest this portion of the Fund in high-quality money market instruments, including U.S. Government obligations, obligations of foreign and domestic banks, short-term corporate debt instruments and repurchase agreements.

In addition, under normal circumstances, we may invest:

 . In call and put options on stock indexes, stock index futures, options on stock index futures, and interest rate futures contracts as a substitute for a comparable market position in stocks or bonds; and
 . Up to 25% of total assets in foreign investments qualifying as money market investments.

We manage the allocation of investments in the Fund's portfolio assuming a "normal" allocation of 60% stocks and 40% bonds. This is not a "target" allocation, but rather a measure of the level of risk tolerance for the Fund.

We are not required to keep a minimum investment in any of the three asset classes described above, nor are we prohibited from investing substantially all of our assets in a single class. The allocation may shift at any time.

--------------------------------------------------------------------------------

Important Risk Factors
The Fund is subject to the "Equity Securities" and "Debt Securities" risks described under "Common Risks for the Funds" on page 6.

We use an asset allocation model that seeks undervalued asset classes. There is no guarantee that the asset allocation model will make accurate determinations or that an asset class we believe is undervalued will perform as expected. Fund assets that track the performance of an index do so whether the index rises or falls.

You should consider these risks, along with the "Additional Strategies and General Investment Risks" section beginning on page 42.These considerations are all important to your investment choice.

18  Allocation Funds Prospectus

                                                            Financial Highlights
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years (or since inception, if shorter). Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.

----------------------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
----------------------------------------------------------------------------------------------
                                                               INSTITUTIONAL CLASS SHARES--
                                                               COMMENCED ON NOVEMBER 8, 1999
                                                               -------------------------------
                                                                   Sept. 30,         Sept. 30,
For the period ended:                                                2001             2000
                                                               -------------------------------
Net asset value, beginning of period                                $ 24.37           $ 23.18

Income from investment operations:
  Net investment income (loss)                                         0.46              0.50
  Net realized and unrealized gain (loss)
    on investments                                                    (3.98)             1.15

Total from investment operations                                      (3.52)             1.65

Less distributions:
  Dividends from net investment income                                (0.36)            (0.46)
  Distributions from net realized gain                                (1.77)             0.00

Total from distributions                                              (2.13)            (0.46)

Net asset value, end of period                                      $ 18.72           $ 24.37

Total return/1/                                                      (15.57)%            7.14%

Ratios/supplemental data:
  Net assets, end of period (000s)                                  $17,515           $20,822

Ratios to average net assets (annualized):
  Ratio of expenses to average net assets                              1.00%             0.99%
  Ratio of net investment income (loss) to
    average net assets                                                 1.70%             2.21%

Portfolio turnover                                                       54%               37%

Ratio of expenses to average net assets prior to
  waived fees and reimbursed expenses (annualized)/2/                  1.12%             1.03%
----------------------------------------------------------------------------------------------

/1/ Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns for periods of less than one year are not annualized.
/2/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

                                                 Allocation Funds Prospectus  19

Growth Balanced Fund
--------------------------------------------------------------------------------

Investment Objective
The Growth Balanced Fund seeks to provide a combination of current income and capital appreciation by diversifying investments in stocks and bonds.

--------------------------------------------------------------------------------

Investment Strategies
The Fund is a gateway fund that invests in fixed-income and equity core portfolios in varying proportions, with an emphasis on equity portfolios. The Fund's "neutral" target allocation is 65% equity securities and 35% fixed-income securities, and it uses a "multi-style" approach designed to minimize the risk of investing in a single investment style."Style" means either an approach to selecting investments, or a type of investment. We currently invest in 14 core portfolios.

We attempt to enhance the returns of the Fund by using an asset allocation model that employs various analytical techniques, including quantitative techniques, valuation formulas and optimization procedures, to assess the relative attractiveness of equity and fixed-income investments and to recommend changes in the Fund's target allocations. We do not anticipate making a substantial number of target allocation changes. We use futures contracts to implement target allocation changes determined by the model, rather than physically reallocating assets among investment styles.

--------------------------------------------------------------------------------

Permitted Investments
We invest the equity portion of the portfolio in 5 different equity investment styles. The blending of multiple equity investment styles is intended to reduce the risk associated with the use of a single style, which may move in and out of favor during the course of a market cycle. We invest the fixed-income portion of the portfolio in 3 different fixed-income investment styles. The blending of multiple fixed-income investment styles is intended to reduce the price and return volatility of, and provide more consistent returns within, the fixed-income portion of the Fund's investments.

The percentage of Fund assets that we invest in different core portfolios may temporarily deviate from the Fund's target allocations due to changes in market values. The adviser rebalances the Fund when the Fund's actual allocations deviate by a specified percentage from the target allocations. Under normal circumstances, we invest at least 25% of our total assets in fixed-income securities. When market conditions are not "normal", as determined by the model, the Fund's asset allocation may be as low as 20% in fixed-income securities, and these conditions may last for extended periods of time.

We may invest in more or fewer core portfolios, in other Wells Fargo Funds, or directly in a portfolio of securities.

--------------------------------------------------------------------------------

Target Allocations

                          Neutral Target Allocation     Target Allocation Ranges
Equity Styles                        65%                         50-80%

Fixed-Income Styles                  35%                         20-50%

20  Allocation Funds Prospectus

--------------------------------------------------------------------------------

Portfolio Allocation
The Fund's "neutral" portfolio allocations are as follows:

Investment Style/Portfolios                        Allocation
Diversified Equity Style                           65%
    Index Portfolio                                      16.25%
    Equity Income Portfolio                              16.25%
    Large Company Style                                  16.25%
        Large Cap Appreciation Portfolio                          1.625%
        Large Company Growth Portfolio                             13.0%
        Disciplined Growth Portfolio                              1.625%
    Small Cap Style                                        6.5%
        Small Cap Index Portfolio                                 1.625%
        Small Company Growth Portfolio                            1.625%
        Small Company Value Portfolio                             1.625%
        Small Cap Value Portfolio                                 1.625%
    International Style                                   9.75%
        International Portfolio                                   4.875%
        International Equity Portfolio                            4.875%
Diversified Bond Style                             35%
    Managed Fixed Income Portfolio                        17.5%
    Strategic Value Bond Portfolio                        5.85%
    Tactical Maturity Bond Portfolio                     11.65%
TOTAL FUND ASSETS                                 100%

--------------------------------------------------------------------------------

Portfolio Management
Please see the "Description of Core Portfolios" section on page 58 for the objective and principal strategies of each portfolio, and the "Portfolio Managers" section on page 62 for the professional summaries for these managers.

Core Portfolio                          Sub-Adviser            Portfolio Manager(s)
Tactical Maturity Bond                  Peregrine              William D. Giese, CFA and
                                                               Patricia Burns, CFA
Strategic Value Bond                    Galliard               Richard Merriam, CFA and
                                                               John Huber, CFA
Managed Fixed Income                    Galliard               Richard Merriam, CFA and
                                                               Ajay Mirza, CFA
Index                                   WCM                    David D. Sylvester and
                                                               Laurie R. White
Equity Income                           WCM                    David L. Roberts, CFA and
                                                               Gary J. Dunn, CFA
Large Cap Appreciation                  Cadence                David B. Breed, CFA and
                                                               Wayne A. Wicker, CFA
Large Company Growth                    Peregrine              John S. Dale, CFA and
                                                               Gary E. Nussbaum, CFA
Disciplined Growth                      Smith                  Stephen S. Smith, CFA
Small Cap Index                         WCM                    David D. Sylvester and
                                                               Laurie R. White
Small Company Growth                    Peregrine              Robert B. Mersky, CFA and
                                                               Paul E. von Kuster, CFA
Small Company Value                     Peregrine              Tasso H. Coin, Jr., CFA and
                                                               Douglas G. Pugh, CFA
Small Cap Value                         Smith                  Stephen S. Smith, CFA
International                           Schroder               Michael Perelstein
International Equity                    WCM                    Cynthia Tusan, CFA and
                                                               Sabrina Yih, CFA

                                                 Allocation Funds Prospectus  21

Growth Balanced Fund
--------------------------------------------------------------------------------

Important Risk Factors
The Fund is primarily subject to the "Equity Securities" and "Debt Securities" risks described under "Common Risks for the Funds" on page 6. The Fund also invests in small company and foreign securities which are subject to additional risks, including less liquidity and greater price volatility.

You should consider these risks, along with the "Additional Strategies and General Investment Risks" section beginning on page 42. These considerations are all important to your investment choice.

22  Allocation Funds Prospectus

                                              This page intentionally left blank
--------------------------------------------------------------------------------

Growth Balanced Fund
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years (or since inception, if shorter). Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.

------------------------------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
------------------------------------------------------------------------------------------------------
                                                                      INSTITUTIONAL CLASS SHARES--
                                                                      COMMENCED ON NOVEMBER 11, 1994
                                                                      --------------------------------
                                                                         Sept. 30,          Sept. 30
For the period ended:                                                      2001               2000
                                                                      --------------------------------
Net asset value, beginning of period                                  $    32.91           $    30.86

Income from investment operations:
  Net investment income (loss)                                              0.57                 0.69
  Net realized and unrealized gain (loss) on investments                   (3.43)                3.79

Total from investment operations                                           (2.86)                4.48

Less distributions:
  Dividends from net investment income                                     (0.69)               (0.62)
  Distributions from net realized gain                                     (2.03)               (1.81)

Total from distributions                                                   (2.72)               (2.43)

Net asset value, end of period                                        $    27.33           $    32.91

Total return/4/                                                            (9.59)%              15.14%

Ratios/supplemental data:
  Net assets, end of period (000s)                                    $1,164,850           $1,065,362

Ratios to average net assets (annualized):
  Ratio of expenses to average net assets/2/                                0.93%                0.93%
  Ratio of net investment income (loss) to
    average net assets                                                      2.16%                2.23%

Portfolio turnover/3/                                                         60%                  56%

Ratio of expenses to average net assets prior to
  waived fees and reimbursed expenses (annualized)/2/, /5/                  0.97%                1.01%
------------------------------------------------------------------------------------------------------

/1/  The Fund changed its fiscal year-end from May 31 to September 30.
/2/ Includes expenses allocated from the Portfolio(s) in which the Fund invests.
/3/ Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund's investment percentage in the respective Portfolio by the corresponding Portfolio's portfolio turnover rate.
/4/ Total returns do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns for periods of less than one year are not annualized.
/5/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

24  Allocation Funds Prospectus

                                                            Financial Highlights
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
      Sept. 30             May 31,             May 31,             May 31,
       1999/1/              1999                1998                1997
--------------------------------------------------------------------------------
      $  30.93            $  28.06            $  24.77            $  22.83

          0.19                0.60                0.58                0.62

         (0.26)               3.88                4.52                2.86

         (0.07)               4.48                5.10                3.48

          0.00               (0.58)              (0.60)              (0.63)
          0.00               (1.03)              (1.21)              (0.91)

          0.00               (1.61)              (1.81)              (1.54)

      $  30.86            $  30.93            $  28.06            $  24.77

         (0.23)%             16.38%              21.40%              15.81%

      $905,789            $850,503            $665,758            $503,382

          0.93%               0.93%               0.93%               0.94%

          2.05%               2.16%               2.38%               2.47%

            11%                 49%                 46%                 24%

          1.14%               1.13%               1.09%               1.16%
--------------------------------------------------------------------------------

                                                 Allocation Funds Prospectus  25

Moderate Balanced Fund
--------------------------------------------------------------------------------

Investment Objective
The Moderate Balanced Fund seeks to provide a combination of current income and capital appreciation by diversifying investments in stocks, bonds and other fixed-income securities.
--------------------------------------------------------------------------------

Investment Strategies
The Fund is a gateway fund that invests in fixed-income and equity core portfolios in varying proportions, with an emphasis on fixed-income portfolios. The Fund's "neutral" target allocation is 60% fixed-income securities and 40% equity securities, and it uses a "multi-style" approach designed to minimize the risk of investing in a single investment style. "Style" means either an approach to selecting investments, or a type of investment. We currently invest in 15 core portfolios.

We attempt to enhance the returns of the Fund by using an asset allocation model that employs various analytical techniques, including quantitative techniques, valuation formulas and optimization procedures, to assess the relative attractiveness of equity and fixed-income investments and to recommend changes in the Fund's target allocations. We do not anticipate making a substantial number of target allocation changes. We use futures contracts to implement target allocation changes determined by the model, rather than physically reallocating assets among investment styles.

--------------------------------------------------------------------------------

Permitted Investments
The equity portion of the Fund's portfolio uses 5 different equity investment styles. The blending of multiple equity investment styles is intended to reduce the risk associated with the use of a single style, which may move in and out of favor during the course of a market cycle. The fixed-income portion of the Fund's portfolio uses 4 different fixed-income investment styles. The blending of multiple fixed-income investment styles is intended to reduce the price and return volatility of, and provide more consistent returns within, the fixed-income portion of the Fund.

The percentage of Fund assets that we invest in different styles may temporarily deviate from the Fund's target allocations due to changes in market values. The adviser rebalances the Fund when the Fund's actual allocations deviate by a specified percentage from the target allocations. Under normal circumstances, we invest at least 25% of our total assets in fixed-income securities.

We may invest in more or fewer core portfolios, in other Wells Fargo Funds, or directly in a portfolio of securities.

--------------------------------------------------------------------------------

Target Allocations

                          Neutral Target Allocation     Target Allocation Ranges
Equity Styles                        40%                         30-50%
Fixed-Income Styles                  60%                         50-70%

26  Allocation Funds Prospectus

--------------------------------------------------------------------------------

Portfolio Allocation

The Fund's "neutral" portfolio allocations are as follows:

Investment Style/Portfolios                         Allocation
Diversified Bond Style                              60%
   Tactical Maturity Bond Portfolio                       15.0%
   Strategic Value Bond Portfolio                          7.5%
   Managed Fixed Income Portfolio                         22.5%
   Stable Income Portfolio                                15.0%

Diversified Equity Style                            40%
   Index Portfolio                                          10%
   Equity Income Portfolio                                  10%
   Large Company Style                                      10%
      Large Cap Appreciation Portfolio                              1%
      Large Company Growth Portfolio                                8%
      Disciplined Growth Portfolio                                  1%
   Small Cap Style                                            4%
      Small Cap Index Portfolio                                     1%
      Small Company Growth Portfolio                                1%
      Small Company Value Portfolio                                 1%
      Small Cap Value Portfolio                                     1%
   International Style                                        6%
      International Portfolio                                     3.0%
      International Equity Portfolio                              3.0%
TOTAL FUND ASSETS                                  100%

                                                 Allocation Funds Prospectus  27

Moderate Balanced Fund
--------------------------------------------------------------------------------

Portfolio Management
Please see the "Description of Core Portfolios" section on page 58 for the objective and principal strategies of these portfolios, and the "Portfolio Managers" section on page 62 for the professional summaries for these managers.

Core                          Sub-Adviser           Portfolio Manager(s)
Tactical Maturity Bond        Peregrine             William D. Giese, CFA and
                                                    Patricia Burns, CFA

Strategic Value Bond          Galliard              Richard Merriam, CFA and
                                                    John Huber, CFA

Managed Fixed Income          Galliard              Richard Merriam, CFA and
                                                    Ajay Mirza, CFA

Stable Income                 Galliard              John Huber, CFA

Index                         WCM                   David D. Sylvester and
                                                    Laurie R. White

Equity Income                 WCM                   David L. Roberts, CFA and
                                                    Gary J. Dunn, CFA

Large Cap Appreciation        Cadence               David B. Breed, CFA and
                                                    Wayne A.Wicker, CFA

Large Company Growth          Peregrine             John S. Dale, CFA and
                                                    Gary E. Nussbaum, CFA

Disciplined Growth            Smith                 Stephen S. Smith, CFA

Small Cap Index               WCM                   David D. Sylvester and
                                                    Laurie R. White

Small Company Growth          Peregrine             Robert B. Mersky, CFA and
                                                    Paul E. von Kuster, CFA

Small Company Value           Peregrine             Tasso H. Coin, Jr., CFA and
                                                    Douglas G. Pugh, CFA

Small Cap Value               Smith                 Stephen S. Smith, CFA

International                 Schroder              Michael Perelstein

International Equity          WCM                   Cynthia Tusan, CFA and
                                                    Sabrina Yih, CFA

--------------------------------------------------------------------------------

Important Risk Factors
The Fund is primarily subject to the "Equity Securities" and "Debt Securities" risks described under "Common Risks for the Funds" on page 6.

You should consider these risks, along with the "Additional Strategies and General Investment Risks" section beginning on page 42. These considerations are all important to your investment choice.

28  Allocation Funds Prospectus

                                              This page intentionally left blank
--------------------------------------------------------------------------------

Moderate Balanced Fund
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years (or since inception, if shorter). Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.

-----------------------------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
-----------------------------------------------------------------------------------------------------
                                                                    INSTITUTIONAL CLASS SHARES--
                                                                    COMMENCED ON NOVEMBER 11, 1994
                                                                    ---------------------------------
                                                                      Sept. 30,           Sept. 30,
For the period ended:                                                   2001                2000
                                                                    ---------------------------------
Net asset value, beginning of period                                $  24.83              $  24.18

Income from investment operations:
  Net investment income (loss)                                          0.76                  0.94
  Net realized and unrealized gain (loss)
    on investments                                                     (1.17)                 1.79

Total from investment operations                                       (0.41)                 2.73

Less distributions:
  Dividends from net investment income                                 (0.87)                (0.83)
  Distributions from net realized gain                                 (1.26)                (1.25)

Total from distributions                                               (2.13)                (2.08)

Net asset value, end of period                                      $  22.29              $  24.83

Total return/4/                                                        (1.98)%               11.98%

Ratios/supplemental data:
  Net assets, end of period (000s)                                  $519,931              $524,214

Ratios to average net assets (annualized):
  Ratio of expenses to average net assets/2/                            0.88%                 0.88%
  Ratio of net investment income (loss) to
    average net assets                                                  3.37%                 3.58%

Portfolio turnover                                                        69%/3/                58%/3/

Ratio of expenses to average net assets
  prior to waived fees and reimbursed
  expenses (annualized)/2/, /5/                                         0.93%                 0.96%
-----------------------------------------------------------------------------------------------------

/1/  The Fund changed its fiscal year-end from May 31 to September 30.
/2/ Includes expenses allocated from the Portfolio(s) in which the Fund invests.
/3/ Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund's investment percentage in the respective Portfolio by the corresponding Portfolio's portfolio turnover rate.
/4/ Total returns do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns for periods of less than one year are not annualized.
/5/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

30  Allocation Funds Prospectus

                                                        Financial Highlights
----------------------------------------------------------------------------

----------------------------------------------------------------------------
   Sept. 30,           May 31,            May 31,            May 31,
    1999/1/             1999               1998               1997
----------------------------------------------------------------------------
 $  24.14            $  22.98           $  21.59           $  20.27

     0.26                0.75               0.80               0.77

    (0.22)               1.94               2.72               1.60

     0.04                2.69               3.52               2.37

     0.00               (0.75)             (0.86)             (0.76)
     0.00               (0.78)             (1.27)             (0.29)

     0.00               (1.53)             (2.13)             (1.05)

 $  24.18            $  24.14           $  22.98           $  21.59

     0.17%              12.02%             17.04%             12.04%

 $546,570            $527,693           $464,384           $418,680

     0.88%               0.88%              0.88%              0.88%

     3.37%               3.26%              3.57%              3.70%

       11%/3/              53%/3/             54%/3/             45%

     1.09%               1.09%              1.05%              1.04%
----------------------------------------------------------------------------

                                                 Allocation Funds Prospectus  31

Strategic Growth Allocation Fund
--------------------------------------------------------------------------------

Investment Objective
The Strategic Growth Allocation Fund seeks to provide capital appreciation with a secondary emphasis on current income.

--------------------------------------------------------------------------------

Investment Strategies
The Fund is a gateway fund that is designed for investors seeking to invest in equity securities with limited exposure to fixed-income securities. The Fund's "neutral" target allocation is 80% equity securities and 20% fixed-income securities, and it uses a "multi-style" approach designed to minimize the risk of investing in a single investment style."Style" means either an approach to selecting investments, or a type of investment. We currently invest in 14 core portfolios.

We attempt to enhance the returns of the Fund by using an asset allocation model that employs various analytical techniques, including quantitative techniques, valuation formulas and optimization procedures, to assess the relative attractiveness of equity and fixed-income investments and to recommend changes in the Fund's target allocations. We do not anticipate making a substantial number of target allocation changes. We use futures contracts to implement target allocation changes determined by the model, rather than physically reallocating assets among investment styles.

--------------------------------------------------------------------------------

Permitted Investments
The equity portion of the Fund's portfolio uses 5 different equity investment styles. The blending of multiple equity investment styles is intended to reduce the risk associated with the use of a single style, which may move in and out of favor during the course of a market cycle. The fixed-income portion of the Fund's portfolio uses 4 different fixed-income investment styles. The blending of multiple fixed-income investment styles is intended to reduce the price and return volatility of, and provide more consistent returns within, the fixed-income portion of the Fund.

The percentage of the Fund's assets that we invest in different styles may temporarily deviate from the Fund's target allocations due to changes in market values. The adviser rebalances the Fund when the Fund's actual allocations deviate by a specified percentage from the target allocations.

We may invest in more or fewer core portfolios, in other Wells Fargo Funds, or directly in a portfolio of securities.

--------------------------------------------------------------------------------

Target Allocations

                          Neutral Target Allocation    Target Allocation Ranges
Equity Styles                       80%                         65-95%
Fixed-Income Styles                 20%                          5-35%

32  Allocation Funds Prospectus

--------------------------------------------------------------------------------

Portfolio Allocation
The Fund's "neutral" portfolio allocations are as follows:

Investment Style/Portfolios                           Allocation
Diversified Equity Style                                80%
   Index Portfolio                                                   20%
   Equity Income Portfolio                                           20%
   Large Company Style                                               20%
      Large Cap Appreciation Portfolio                                           2%
      Large Company Growth Portfolio                                            16%
      Disciplined Growth Portfolio                                               2%
   Small Cap Style                                                    8%
      Small Cap Index Portfolio                                                  2%
      Small Company Growth Portfolio                                             2%
      Small Company Value Portfolio                                              2%
      Small Cap Value Portfolio                                                  2%
   International Style                                               12%
      International Portfolio                                                  6.0%
      International Equity Portfolio                                           6.0%
Diversified Bond Style                                  20%
   Managed Fixed-Income Portfolio                                  10.0%
   Strategic Value Bond Portfolio                                  3.33%
   Tactical Maturity Bond Portfolio                                6.67%
TOTAL FUND ASSETS                                      100%

                                                 Allocation Funds Prospectus  33

Strategic Growth Allocation Fund
--------------------------------------------------------------------------------

Portfolio Management
Please see the "Description of Core Portfolios" section on page 58 for the objective and principal strategies for each portfolio, and the "Portfolio Managers" section on page 62 for the professional summaries for these managers.

Core                              Sub-Adviser            Portfolio Manager(s)
Index                             WCM                    David D. Sylvester and
                                                         Laurie R. White

Equity Income                     WCM                    David L. Roberts, CFA and
                                                         Gary J. Dunn, CFA

Large Cap Appreciation            Cadence                David B. Breed, CFA and
                                                         Wayne A. Wicker, CFA

Large Company Growth              Peregrine              John S. Dale, CFA and
                                                         Gary E. Nussbaum, CFA

Disciplined Growth                Smith                  Stephen S. Smith, CFA

Small Cap Index                   WCM                    David D. Sylvester and
                                                         Laurie R. White

Small Company Growth              Peregrine              Robert B. Mersky, CFA and
                                                         Paul E. von Kuster, CFA

Small Company Value               Peregrine              Tasso H. Coin, Jr., CFA and
                                                         Douglas G. Pugh, CFA

Small Cap Value                   Smith                  Stephen S. Smith, CFA

International                     Schroder               Michael Perelstein

International Equity              WCM                    Cynthia Tusan, CFA and
                                                         Sabrina Yih, CFA

Managed Fixed-Income              Galliard               Richard Merriam, CFA and
                                                         Ajay Mirza, CFA

Strategic Value Bond              Galliard               Richard Merriam, CFA and
                                                         John Huber, CFA

Tactical Maturity Bond            Peregrine              William D. Giese, CFA and
                                                         Patricia Burns, CFA

--------------------------------------------------------------------------------

Important Risk Factors
The Fund is primarily subject to the "Equity Securities" risks described under "Common Risks for the Funds" on page 6. The Fund also invests in small company and foreign securities which are subject to additional risks, including less liquidity and greater price volatility.

You should consider these risks, along with the "Additional Strategies and General Investment Risks" section beginning on page 42. These considerations are all important to your investment choice.

34  Allocation Funds Prospectus

                                                            Financial Highlights
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years (or since inception, if shorter). Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.

-----------------------------------------------------------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
-----------------------------------------------------------------------------------------------------------------------------------
                                                          INSTITUTIONAL CLASS SHARES--
                                                          COMMENCED ON DECEMBER 2, 1997
                                                          -------------------------------------------------------------------------
For the period ended:                                        Sept. 30,       Sept. 30,      Sept. 30,      May 31,       May 31,
                                                               2001            2000          1999/1/        1999          1998
                                                          -------------------------------------------------------------------------
Net asset value, beginning of period                           $  14.78         $ 12.89       $ 12.93       $ 11.04       $10.00

Income from investment operations:
    Net investment income (loss)                                   0.17            0.18          0.02          0.15         0.06
    Net realized and unrealized gain (loss)
     on investments                                               (2.29)           1.85         (0.06)         1.83         0.99

Total from investment operations                                  (2.12)        $  2.03         (0.04)         1.98         1.05

Less distributions:
    Dividends from net investment income                          (0.17)          (0.12)         0.00         (0.09)       (0.01)
    Distributions from net realized gain                          (0.47)          (0.02)         0.00          0.00         0.00

Total from distributions                                          (0.64)          (0.14)         0.00         (0.09)       (0.01)

Net asset value, end of period                                 $  12.02         $ 14.78       $ 12.89       $ 12.93       $11.04

Total return/4/                                                  (14.97)%         15.82%        (0.31)%       17.98%       10.55%

Ratios/supplemental data:
    Net assets, end of period (000s)                           $ 82,908         $90,334       $65,011       $31,975       $8,872

Ratios to average net assets (annualized):
    Ratio of expenses to average net assets/2/                     1.00%           1.00%         1.00%         1.00%        1.00%
    Ratio of net investment income (loss) to
     average net assets                                            1.37%           1.40%         1.36%         1.34%        1.58%

Portfolio turnover/3/                                                49%             48%           12%           43%          36%

Ratio of expenses to average net assets
  prior to waived fees and reimbursed
  expenses (annualized)/2/, /5/                                    1.03%           1.17%         1.24%         1.36%        2.29%
-----------------------------------------------------------------------------------------------------------------------------------

/1/  The Fund changed its fiscal year-end from May 31 to September 30.
/2/ Includes expenses allocated from the Portfolio(s) in which the Fund invests.
/3/ Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund's investment percentage in the respective Portfolio by the corresponding Portfolio's portfolio turnover rate.
/4/ Total returns do not include any sales charges, and would have been lower had certain gross expenses not been waived or reimbursed during the periods shown. Total returns for periods of less than one year are not annualized.
/5/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

                                                 Allocation Funds Prospectus  35

Strategic Income Fund
-------------------------------------------------------------------------------

Investment Objective
The Fund's investment objective is to provide a combination of current income and capital appreciation by diversifying investments in bonds, other fixed-income investments, and stocks.

-------------------------------------------------------------------------------

Investment Strategies
The Fund is a gateway fund that is designed for investors seeking to invest in fixed-income securities with limited exposure to equity securities. The Fund's "neutral" target allocation is 80% fixed-income securities and 20% equity securities, and it uses a "multi-style" approach designed to minimize the risk of investing in a single investment style."Style" means either an approach to selecting investments, or a type of investment. We currently invest in 15 core portfolios.

We attempt to enhance the returns of the Fund by using an asset allocation model that employs various analytical techniques, including quantitative techniques, valuation formulas and optimization procedures, to assess the relative attractiveness of equity and fixed-income investments and to recommend changes in the Fund's target allocations. We do not anticipate making a substantial number of target allocation changes. We use futures contracts to implement target allocation changes determined by the model, rather than physically reallocating assets among investment styles.

-------------------------------------------------------------------------------

Permitted Investments
The fixed-income portion of the Fund's portfolio uses 4 different fixed-income investment styles. The blending of multiple fixed-income investment styles is intended to reduce the price and return volatility of, and provide more consistent returns within, the fixed-income portion of the Fund's investments. The equity portion of the Fund's portfolio uses 5 different equity investment styles. The blending of multiple equity investment styles is intended to reduce the risk associated with the use of a single style, which may move in and out of favor during the course of a market cycle. Under normal circumstances, we invest at least 80% of the Fund's assets in income-producing securities.

The percentage of the Fund's assets that we invest in different styles may temporarily deviate from the Fund's target allocations due to changes in market values. The adviser rebalances the Fund when the Fund's actual allocations deviate by a specified percentage from the target allocations.

We may invest in more or fewer core portfolios, in other Wells Fargo Funds, or directly in a portfolio of securities.

-------------------------------------------------------------------------------

Target Allocations

                       Neutral Target Allocation    Target Allocation Ranges
Equity Styles                     20%                       15-25%
Fixed-Income Styles               80%                       75-85%

36  Allocation Funds Prospectus

-------------------------------------------------------------------------------

Portfolio Allocation
The Fund's "neutral" portfolio allocations are as follows:

Investment Style/Portfolios                    Allocation
Diversified Bond Style                         80%
  Tactical Maturity Bond Portfolio                  18.32%
  Strategic Value Bond Portfolio                     9.18%
  Managed Fixed Income Portfolio                     27.5%
  Stable Income Portfolio                            25.0%
Diversified Equity Style                       20%
  Index Portfolio                                       5%
  Equity Income Portfolio                               5%
Large Company Style                                     5%
  Large Cap Appreciation Portfolio                          0.50%
  Large Company Growth Portfolio                               4%
  Disciplined Growth Portfolio                              0.50%
Small Cap Style                                         2%
  Small Cap Index Portfolio                                  0.5%
  Small Company Growth Portfolio                             0.5%
  Small Company Value Portfolio                              0.5%
  Small Cap Value Portfolio                                  0.5%
International Style                                     3%
  International Portfolio                                   1.50%
  International Equity Portfolio                            1.50%
TOTAL FUND ASSETS                             100%

                                                 Allocation Funds Prospectus  37

Strategic Income Fund
--------------------------------------------------------------------------------

Portfolio Management
Please see the "Description of Core Portfolios" section on page 58 for the objective and principal strategies for each Fund, and the "Portfolio Managers" section on page 62 for the professional summaries for these managers.

Core Portfolio                        Sub-Adviser        Portfolio Manager(s)
Tactical Maturity Bond                Peregrine          William D. Giese, CFA and
                                                         Patricia Burns, CFA

Strategic Value Bond                  Galliard           Richard Merriam, CFA and
                                                         John Huber, CFA

Managed Fixed Income                  Galliard           Richard Merriam, CFA and
                                                         Ajay Mirza, CFA

Stable Income                         Galliard           John Huber, CFA

Index                                 WCM                David D. Sylvester and
                                                         Laurie R. White

Equity Income                         WCM                David L. Roberts, CFA and
                                                         Gary J. Dunn, CFA

Large Cap Appreciation                Cadence            David B. Breed, CFA and
                                                         Wayne A. Wicker, CFA

Large Company Growth                  Peregrine          John S. Dale, CFA and
                                                         Gary E. Nussbaum, CFA

Disciplined Growth                    Smith              Stephen S. Smith, CFA

Small Cap Index                       WCM                David D. Sylvester and
                                                         Laurie R. White

Small Company Growth                  Peregrine          Robert B. Mersky, CFA and
                                                         Paul E. von Kuster, CFA

Small Company Value                   Peregrine          Tasso H. Coin, Jr., CFA and
                                                         Douglas G. Pugh, CFA

Small Cap Value                       Smith              Stephen S. Smith, CFA

International                         Schroder           Michael Perelstein

International Equity                  WCM                Cynthia Tusan, CFA and
                                                         Sabrina Yih, CFA
--------------------------------------------------------------------------------

Important Risk Factors
The Fund is primarily subject to the "Debt Securities" risks described under "Common Risks for the Funds" on page 6.

The Strategic Value Bond Portfolio in which the Fund invests may invest in debt securities that are in low or below investment-grade categories, or are unrated or in default at the time of purchase. Such debt securities have a much greater risk of default (or in the case of bonds currently in default, of not returning principal) and are more volatile than higher-rated securities of similar maturity. The value of such debt securities will be affected by overall economic conditions, interest rates, and the creditworthiness of the individual issuers. Additionally, these lower-rated debt securities may be less liquid and more difficult to value than higher-rated securities.

You should consider these risks, along with the "Additional Strategies and General Investment Risks" beginning on page 42. These considerations are all important to your investment choice.

38  Allocation Funds Prospectus

                                              This page intentionally left blank
--------------------------------------------------------------------------------

Strategic Income Fund
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years (or since inception, if shorter). Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.

--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
--------------------------------------------------------------------------------
                                                  INSTITUTIONAL CLASS SHARES--
                                                  COMMENCED ON NOVEMBER 11, 1994
                                                  ------------------------------
                                                  Sept. 30,        Sept. 30,
For the period ended:                               2001             2000
                                                  ------------------------------
Net asset value, beginning of period               $  20.44          $  20.06

Income from investment operations:
  Net investment income (loss)                         0.84              0.95
  Net realized and unrealized gain (loss)
    on investments                                    (0.06)             0.86

Total from investment operations                       0.78              1.81

Less distributions:
  Dividends from net investment income                (0.93)            (0.88)
  Distributions from net realized gain                (0.37)            (0.55)

Total from distributions                              (1.30)            (1.43)

Net asset value, end of period                     $  19.92          $  20.44

Total return/4/                                        3.89%             9.52%

Ratios/supplemental data:
  Net assets, end of period (000s)                 $301,041          $268,386

Ratios to average net assets (annualized):
  Ratio of expenses to average net assets/2/           0.80%             0.80%
  Ratio of net investment income (loss) to
    average net assets                                 4.34%             4.69%

Portfolio turnover                                       77%/3/             62%/3/

Ratio of expenses to average net assets
  prior to waived fees and reimbursed
  expenses (annualized)/2/, /5/                        0.90%             0.94%
-----------------------------------------------------------------------------------

/1/  The Fund changed its fiscal year-end from May 31 to September 30.
/2/ Includes expenses allocated from the Portfolio(s) in which the Fund invests.
/3/ Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund's investment percentage in the respective Portfolio by the corresponding Portfolio's portfolio turnover rate.
/4/ Total returns do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns for periods of less than one year are not annualized.
/5/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

40  Allocation Funds Prospectus

                                                            Financial Highlights
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Sept. 30,               May 31,                May 31,                  May 31,
   1999/1/                1999                   1998                     1997
--------------------------------------------------------------------------------
$  19.98                $  19.56               $  18.47                $  18.12

    0.29                    0.82                   0.79                    0.97
   (0.21)                   0.81                   1.75                    0.71

    0.08                    1.63                   2.54                    1.68

    0.00                   (0.84)                 (0.86)                  (0.95)
    0.00                   (0.37)                 (0.59)                  (0.38)

    0.00                   (1.21)                 (1.45)                  (1.33)

$  20.06                $  19.98               $  19.56                $  18.47

    0.40%                   8.45%                 14.13%                   9.58%

$267,158                $263,328               $235,254                $128,777

    0.80%                   0.80%                  0.80%                   0.81%

    4.32%                   4.22%                  4.47%                   4.38%

      11%/3/                  54%/3/                 58%/3/                  72%

    1.05%                   1.04%                  1.03%                   0.98%
--------------------------------------------------------------------------------

                                                 Allocation Funds Prospectus  41

Additional Strategies and General Investment Risks
--------------------------------------------------------------------------------

Investment practices and risk levels are carefully monitored. Every attempt is made to ensure that the risk exposure for each Fund remains within the parameters of its objective and strategies.

We may temporarily hold assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments, to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interest of shareholders to do so. During these periods, a Fund may not achieve its objective.

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. You should carefully consider the risks common to investing in all mutual funds, including the Wells Fargo Funds. Certain common risks are identified in the "Summary of Important Risks" section on page 6. Other risks of mutual fund investing include the following:

 .  Unlike bank deposits, such as CDs or savings accounts, mutual funds are not insured by the FDIC.
 .  We cannot guarantee that a Fund will meet its investment objectives.
 . We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" any investment loss you may suffer, nor can anyone we contract with to provide services, such as investment advisers, offer or promise to make good any such losses.
 . Share prices--and therefore the value of your investment--will increase and decrease with changes in the value of the underlying securities and other investments. This is referred to as price volatility.
 .  An investment in a single Fund, by itself, does not constitute a complete investment plan.
 . The "Strategic" and "Balanced" Funds are subject to leverage risk, which is the risk that some relatively smaller transactions may multiply smaller market movements into larger changes in a Fund's net asset value ("NAV").
   This risk may occur when a Fund makes investments in derivatives, such as options or futures contracts.
 . The Funds that invest in smaller companies, foreign companies (including investments made through ADRs and similar investments), and in emerging markets are subject to additional risks, including less liquidity and greater price volatility. A Fund's investment in foreign and emerging markets may also be subject to special risks associated with international trade, including currency, political, regulatory and diplomatic risk.
 . The Funds may also use various derivative instruments, such as options or futures contracts. The term "derivatives" covers a broad range of investments, but in general it refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. Some derivatives may be more sensitive to interest rate changes or market moves, and some may be susceptible to changes in yields or values due to their structure or contract terms.
 . The Funds may invest a portion of their assets in U.S. Government obligations, such as securities issued or guaranteed by the Government National Mortgage Association ("GNMAs"), the Federal National Mortgage Association ("FNMAs") and the Federal Home Loan Mortgage Corporation ("FHLMCs"). Each are mortgage-backed securities representing partial ownership of a pool of residential mortgage loans. A "pool" or group of such mortgages is assembled and, after being approved by the issuing or guaranteeing entity, is offered to investors through securities dealers. Mortgage-backed securities are subject to prepayment and extension risk, which can alter the maturity of the securities and also reduce the rate of return on the portfolio. It is important to recognize that the U.S.
   Government does not guarantee the market value or

42  Allocation Funds Prospectus

--------------------------------------------------------------------------------

   current yield of U.S. Government obligations. Not all U.S. Government obligations are backed by the full faith and credit of the U.S. Government and the U.S. Government's guarantee does not extend to the Funds themselves.

What follows is a general list of the types of risks (some of which are described previously) that may apply to a given Fund and a table showing some of the additional investment practices that each Fund may use and the key risks associated with them. Additional information about these practices is available in the Statement of Additional Information.

Counter-Party Risk--The risk that the other party in a repurchase agreement or other transaction will not fulfill its contract obligation.

Credit Risk--The risk that the issuer of a debt security will be unable to make interest payments or repay principal on schedule. If an issuer does default, the affected security could lose all of its value, or be renegotiated at a lower interest rate or principal amount. Affected securities might also lose liquidity. Credit risk also includes the risk that a party in a transaction may not be able to complete the transaction as agreed.

Currency Risk--The risk that a change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of an investment made in a security denominated in that foreign currency.

Emerging Market Risk--The additional risks associated with emerging markets, as defined in the glossary, including that they may be more sensitive to certain economic changes. For example, emerging market countries are often dependent on international trade and are therefore often vulnerable to recessions in other countries. They may have obsolete financial systems, have volatile currencies and may be more sensitive than more mature markets to a variety of economic factors. Emerging market securities may also be less liquid than securities of more developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Investment Risk--The additional risks associated with foreign investments, including that they may be subject to potentially less liquidity and greater price volatility. These additional risks include those related to adverse political, regulatory, market or economic developments, and foreign markets can and often do perform differently from U.S. markets. Emerging market securities typically present even greater exposure to these same risks and can present additional risks (such as those related to social unrest or political upheaval) that can make them extremely volatile. Additionally, foreign companies may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing their earnings potential, and dispositions of foreign securities and dividends and interest payable on those securities may be subject to high levels of foreign taxation. Direct investment in foreign securities involves exposure to fluctuations in foreign currency exchange rates, withholding and other taxes, trade settlement, custodial, and other operational risks, and the less stringent investor protection and disclosure standards of some foreign markets. ADRs reduce some of the risks of foreign investing, because a large, liquid market generally exists and U.S. trading and settlement practices reduce currency, custodial and other operational risks.

Interest Rate Risk--The risk that changes in interest rates can reduce the value of an existing security. Generally, when interest rates increase, the value of a debt security decreases. The effect is usually more pronounced for securities with longer dates to maturity.

Leverage Risk--The risk that an investment practice, such as lending portfolio securities or engaging in forward commitment or when-issued securities transactions, may increase a Fund's exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

                                                 Allocation Funds Prospectus  43

Additional Strategies and General Investment Risks
--------------------------------------------------------------------------------

Liquidity Risk--The risk that a security cannot be sold at the time desired, or cannot be sold without adversely affecting the price.

Market Risk--The risk that the value of a stock, bond or other security will be reduced by market activity. This is a basic risk associated with all securities.

Prepayment/Extension Risk--The risk that prepayment rates on mortgage loans or other receivables will be higher or lower than expected which can alter the duration of a mortgage-backed security, increase interest risk and reduce rates of return.

Regulatory Risk--The risk that changes in government regulations will adversely affect the value of a security. Also the risk that an insufficiently regulated market might permit inappropriate practices that adversely effect an investment.

Small Company Investment Risk--The risk that investments in smaller companies may be more volatile and harder to sell than investments in larger companies. Smaller companies may have higher failure rates and generally have lower trading volumes than larger companies. Short-term changes in the demand for the securities of small companies may have a disproportionate effect on their market price, tending to make prices of these securities fall more dramatically in response to selling pressure.

In addition to the general risks discussed above and under "Summary of Important Risks," you should carefully consider and evaluate any special risks that may apply to investing in a particular Fund. See the "Important Risk Factors"
section in the summary for each Fund. You should also see the Statement of Additional Information for additional information about the investment practices and risks particular to each Fund.

44  Allocation Funds Prospectus

--------------------------------------------------------------------------------

Investment Practice/Risk
The following table lists certain regular investment practices of the Funds, including some not disclosed in the Investment Objective and Investment Strategies sections of the Prospectus. The risks indicated after the description of the practice are NOT the only potential risks associated with that practice, but are among the more prominent. Market risk is assumed for each Fund. See the Statement of Additional Information for more information on these practices.

Remember, each Fund is designed to meet different investment needs and objectives.

                                                                                                                STRATEGIC
                                                                                ASSET      GROWTH    MODERATE     GROWTH   STRATEGIC
                                                                             ALLOCATION   BALANCED   BALANCED   ALLOCATION   INCOME
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT PRACTICE                              PRINCIPAL RISKS
------------------------------------------------------------------------------------------------------------------------------------
Borrowing Policies
The ability to borrow money for temporary        Leverage Risk                    X           X         X            X         X
purposes (e.g. to meet shareholder
redemptions).

Emerging Markets
Securities of companies based in countries       Emerging Market,                             X         X            X         X
considered developing or to have "emerging"      Foreign Investment,
stock markets. Generally, these securities       Regulatory, Liquidity
have the same type of risks as foreign           and Currency Risk
securities, but to a higher degree.

Floating and Variable Rate Debt
Instruments with interest rates that are         Interest Rate and                X           X         X            X         X
adjusted either on a schedule or when an         Credit Risk
index or benchmark changes.

Foreign Securities
Equity securities issued by a non-U.S.           Foreign Investment,              X           X         X            X         X
company, which  may be in the form of an ADR     Regulatory, Liquidity
or similar investment, or debt securities of     and Currency Risk
a non-U.S. company or foreign government

Forward Commitment, When-Issued and
Delayed Delivery Transactions
Securities bought or sold for delivery at a      Interest Rate,                   X           X         X            X         X
later date or bought or sold for a fixed         Leverage, and
price at a fixed date.                           Credit Risk

High Yield Securities
Debt securities of lower quality that produce    Interest Rate and                                                             X
generally higher rates of return. These          Credit Risk
securities, sometimes referred to as "junk
bonds," tend to be more sensitive to economic
conditions, more volatile, and less liquid,
and are subject to greater risk of default.

Illiquid Securities
A security which may not be sold or disposed     Liquidity Risk                   X           X         X            X         X
of in the ordinary course of business within
seven days at the value determined by the
Fund. Limited to 15% of net assets.

                                                 Allocation Funds Prospectus  45

Additional Strategies and General Investment Risks
--------------------------------------------------------------------------------

                                                                                                                STRATEGIC
                                                                                ASSET      GROWTH    MODERATE     GROWTH   STRATEGIC
                                                                             ALLOCATION   BALANCED   BALANCED   ALLOCATION   INCOME
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT PRACTICE                              PRINCIPAL RISKS
------------------------------------------------------------------------------------------------------------------------------------
Loan Participations
Debt obligations that represent a portion of     Credit Risk                                                                   X
a larger loan made by a bank. Generally sold
without guarantee or recourse, some
participations sell at a discount because of
the borrower's credit problems.

Loans of Portfolio Securities
The practice of loaning securities to brokers,   Credit, Counter-Party            X           X          X          X          X
dealers and financial institutions to increase   and Leverage Risk
return on those securities. Loans may be made
up to 1940 Act limits (currently one-third of
total assets, including the value of
collateral received).

Mortgage- and Asset-Backed Securities
Securities consisting of undivided fractional    Interest Rate, Credit            X           X          X          X          X
interests in pools of consumer loans, such as    and Prepayment Risk
mortgage loans, car loans, credit card debt
or receivables held in trust.

Options
The right or obligation to receive or deliver    Credit and                       X           X          X          X          X
a security or cash payment depending on the      Liquidity Risk
security's price or the performance of an
index or benchmark. Types of options used may
include: options on securities, options on a
stock index, stock index futures and options
on stock index futures to protect liquidity
and portfolio value.

Other Mutual Funds
Investments by the Fund in shares of other       Market Risk                      X           X          X          X          X
mutual funds, which will cause Fund
shareholders to bear a pro rata portion of
the other fund's expenses, in addition to
the expenses paid by the Fund.

Privately Issued Securities
Securities that are not publicly traded but      Liquidity Risk                   X           X          X          X          X
which may or may not be resold in accordance
with Rule 144A of the Securities Act of 1933.

Repurchase Agreements
A transaction in which the seller of a           Credit and                       X           X          X          X          X
security agrees to buy back a security at an     Counter-Party Risk
agreed upon time and price, usually with
interest.

Small Company Securities
Investments in small companies, which may be     Small Company Investment,                    X                     X
less liquid and more volatile than               Market and Liquidity Risk
investments in larger companies.

Stripped Obligations
Securities that give ownership to either         Interest Rate Risk                           X                                X
future payments of interest or a future
payment of principal, but not both. These
securities tend to have greater interest
rate sensitivity than conventional debt.

46  Allocation Funds Prospectus

Organization and Management of the Funds
--------------------------------------------------------------------------------

A number of different entities provide services to the Funds. This section shows how the Funds are organized, lists the entities that perform different services, and explains how their service providers are compensated. Further information is available in the Statement of Additional Information for the Funds.

About Wells Fargo Funds Trust
The Trust was organized as a Delaware business trust on March 10, 1999. The Board of Trustees of the Trust supervises each Fund's activities, monitors its contractual arrangements with various service providers and decides upon matters of general policy.

The Trust was created to succeed to the assets and operations of the various mutual funds in the Stagecoach Family of Funds and the Norwest Advantage Family of Funds. The holding company of Wells Fargo Bank, the investment adviser to the Stagecoach Family of Funds, and the holding company of Norwest Investment Management, Inc. ("NIM"), the investment adviser to the Norwest Advantage Family of Funds, merged in November 1998. Each of the Funds described in this Prospectus has succeeded to the assets and operations of one or more corresponding Funds of Stagecoach or Norwest Advantage Funds. The performance and financial statement history of each Fund's designated predecessor Fund has been assumed by the Trust. The succession transactions were approved by the shareholders of the Stagecoach and Norwest Advantage Funds. The Table on page 56 identifies the Stagecoach or Norwest Advantage Fund predecessors to the Funds.

The Board of Trustees of the Trust supervises the Funds' activities and approves the selection of various companies hired to manage the Funds' operation. The major service providers are described in the diagram below. Except for the advisers, which generally may be changed only with shareholder approval, if the Board believes that it is in the best interests of the shareholders it may change service providers.

--------------------------------------------------------------------------------------------------------------
                                             BOARD OF TRUSTEES
--------------------------------------------------------------------------------------------------------------
                                    Supervises the Funds' activities
--------------------------------------------------------------------------------------------------------------
         INVESTMENT ADVISER                                                     CUSTODIANS
--------------------------------------------------------------------------------------------------------------
Wells Fargo Funds Management, LLC                                Wells Fargo Bank Minnesota, N.A.
525 Market St., San Francisco, CA                                6th & Marquette, Minneapolis, MN
Manages the Funds' investment activities                         (Aggressive Balanced-Equity,Growth Balanced,
                                                                 Moderate Balanced and Strategic Income Funds)
                                                                 Barclays Global Investors, N.A.
                                                                 45 Fremont St., San Francisco, CA
                                                                 (Asset Allocation Fund)
                                                                 Provides safekeeping for the Funds' assets
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                      INVESTMENT SUB-ADVISER(S)
--------------------------------------------------------------------------------------------------------------
                                          Varies by Fund
                           See Individual Fund Descriptions for Details
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                                                                 SHAREHOLDER
                                          TRANSFER                               SERVICING
ADMINISTRATOR                              AGENT                                  AGENTS
--------------------------------------------------------------------------------------------------------------
Wells Fargo Funds                     Boston Financial Data                   Various Agents
Management, LLC                       Services, Inc.
525 Market St.                        Two Heritage Dr.
San Francisco, CA                     Quincy, MA

Manages the                           Maintains records                       Provide
Funds' business                       of shares and                           services to
activities                            supervises the payment                  customers
                                      of dividends
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                   FINANCIAL SERVICES FIRMS AND SELLING AGENTS
--------------------------------------------------------------------------------------------------------------
                         Advise current and prospective shareholders on Fund investments
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                                  SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------

                                                 Allocation Funds Prospectus  47

Organization and Management of the Funds
--------------------------------------------------------------------------------

The Investment Adviser
Funds Management serves as the investment adviser for each of the Funds. Funds Management, an indirect wholly-owned subsidiary of Wells Fargo & Company, was created to succeed to the mutual fund advisory responsibilities of Wells Fargo Bank and is an affiliate of Wells Fargo Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. The Funds' adviser is responsible for developing the investment policies and guidelines for the Funds, and for supervising the sub-advisers who are responsible for the day-to-day portfolio management of the Funds. As of September 30, 2001, subsidiaries of Wells Fargo & Co. managed over $155 billion in assets. For providing these services, Funds Management is entitled to receive fees as described in the "Summary of Expenses" section at the front of this Prospectus.

The Strategic Growth Allocation, Growth Balanced, Moderate Balanced and Strategic Income Funds are gateway funds that invest in various core portfolios. Funds Management is entitled to receive an investment advisory fee of 0.25% on an annual basis of each Fund's average daily net assets for providing advisory services to each Fund, including the determination of the asset allocations of each Fund's investments in the various core portfolios. Funds Management also acts as the adviser to, and is entitled to receive a fee from, the core portfolios. The total amount of investment advisory fees paid to Funds Management as a result of a Fund's investments varies depending on the Fund's allocation of assets among the various core portfolios.

Dormant Investment Advisory Arrangements
Under the investment advisory contract for the Funds, Funds Management acts as investment adviser for gateway fund assets redeemed from a core portfolio and invested directly in a portfolio of securities. Funds Management does not receive any compensation under this arrangement as long as a gateway fund invests substantially all of its assets in one or more core portfolios. If a gateway fund redeems assets from a core portfolio and invests them directly, Funds Management receives an investment advisory fee from the gateway fund for the management of those assets.

Each gateway fund has a similar "dormant" sub-advisory arrangement with some or all of the sub-advisers that advise the core portfolio(s) in which a gateway fund invests. Under these arrangements, if a gateway fund redeems assets from a core portfolio and invests them directly using the sub-adviser, the sub-adviser would receive a sub-advisory fee from Funds Management at the same rate the sub-adviser received from the core portfolio for investing the portion of the Fund's assets formerly invested in the core portfolio.

The Sub-Advisers
Barclays Global Fund Advisers ("BGFA"), a wholly-owned subsidiary of Barclays Global Investors, N.A. ("BGI") and an indirect subsidiary of Barclays Bank PLC located at 45 Fremont Street, San Francisco, CA 94105, is the sub-adviser for the Asset Allocation Fund. In this capacity, it is responsible for the model that is used to manage the investment portfolio and the selection of securities for the portfolio. BGFA provides advisory services for company retirement plans, charitable organizations and high net-worth individuals. As of September 30, 2001, BGI managed or provided investment advice for assets aggregating in excess of $703 billion.

At its November 6, 2001 Meeting, the Board of Trustees approved a new investment sub-advisory arrangement with Wells Capital Management Incorporated ("WCM"), which is subject to shareholder approval, for the Asset Allocation Fund. Funds Management remains as the Fund's investment advisor. The new sub-advisory arrangement contemplates sub-advisory fees of 0.15% of the first $1 billion in assets, and 0.10% of all assets over $1 billion, the same as those currently payable by Funds Management to BGFA, except that the current breakpoint is $900 million. Funds Management will be solely responsible for paying the sub-advisory fee to WCM. A special meeting of shareholders of the Fund will be held in March 2002 to seek approval of these arrangements.

48  Allocation Funds Prospectus

--------------------------------------------------------------------------------

Wells Capital Management Incorporated ("WCM"), an affiliate of Funds Management located at 525 Market Street, San Francisco, CA 94163, is the sub-adviser for all the Funds, except the Asset Allocation Fund, and in this capacity is responsible for the day-to-day investment management activities of these Funds. WCM also sub-advises the Index, Equity Income, Small Cap Index and International Equity Portfolios in which these Funds invest a portion of their assets. WCM provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies, and high net-worth individuals. As of September 30, 2001, WCM managed assets aggregating in excess of $99 billion.

Cadence Capital Management ("Cadence"), a wholly-owned subsidiary of Allianz A.G. located at 265 Franklin Street, Boston, Massachusetts 02110, is the investment sub-adviser for the Large Cap Appreciation Portfolio. In this capacity, it is responsible for the day-to-day investment management of the portfolio. Cadence is a registered investment adviser that provides investment management services to pension plans, endowments, mutual funds and individual investors. As of September 30, 2001, Cadence managed approximately $5.1 billion in assets.

Galliard Capital Management ("Galliard"), located at LaSalle Plaza, 800 LaSalle Avenue, Suite 2060, Minneapolis, Minnesota 55479, is the investment sub-adviser for the Stable Income, Strategic Value Bond and Managed Fixed Income Portfolios. In this capacity, it is responsible for the day-to-day investment management of these portfolios. Galliard provides investment advisory services to bank and thrift institutions, pension and profit sharing plans, trusts and charitable organizations and corporate and other business entities. As of September 30, 2001, Galliard managed approximately $8.7 billion in assets.

Peregrine Capital Management ("Peregrine"), a wholly-owned subsidiary of Wells Fargo Bank, Minnesota, N.A. located at LaSalle Plaza, 800 LaSalle Avenue, Suite 1850, Minneapolis, Minnesota 55402, is the investment sub-adviser for the Large Company Growth, Small Company Growth, Small Company Value and Tactical Maturity Bond Portfolios. In this capacity, it is responsible for the day-to-day investment management of these portfolios. Peregrine provides investment advisory services to corporate and public pension plans, profit sharing plans, savings investment plans, 401(k) plans foundations and endowments. As of September 30, 2001, Peregrine managed approximately $9.1 billion in assets.

Schroder Investment Management ("Schroder"), located at 787 7th Avenue, New York, NY 10019, is the investment sub-adviser for the International Core Portfolio. In this capacity, it is responsible for the day-to-day investment management of the portfolio. Schroder provides investment management services to company retirement plans, foundations, endowments, trust companies and high net-worth individuals. As of September 30, 2001, Schroder managed $34 billion in assets.

Smith Asset Management Group ("Smith Group"), located at 200 Crescent Court, Suite 850, Dallas, Texas 75201, is the investment sub-adviser for the Disciplined Growth and Small Cap Value Portfolios. In this capacity, it is responsible for the day-to-day investment management of these portfolios. Smith Group provides investment management services to company retirement plans, foundations, endowments, trust companies, and high net-worth individuals using a disciplined equity style. As of September 30, 2001, the Smith Group managed over $1.2 billion in assets.

The sub-advisers are compensated for their services by Funds Management from the fees Funds Management receives for its services as adviser.

                                                 Allocation Funds Prospectus  49

Organization and Management of the Funds
--------------------------------------------------------------------------------

The Administrator
Funds Management provides the Funds with administrative services, including general supervision of each Fund's operation, coordination of the other services provided to each Fund, compilation of information for reports to the SEC and the state securities commissions, preparation of proxy statements and shareholder reports, and general supervision of data compilation in connection with preparing periodic reports to the Trust's Trustees and officers. Funds Management also furnishes office space and certain facilities to conduct each Fund's business. For providing these services, Funds Management is entitled to receive an annual fee of 0.15% of each Fund's average daily net assets of each Fund.

Shareholder Servicing Plan
We have a shareholder servicing plan for the Institutional Class shares of the Asset Allocation Fund. We have agreements with various shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services. For these services, the Institutional Class pays an annual fee of 0.10% of its average daily net assets.

The Transfer Agent
Boston Financial Data Services, Inc. ("BFDS") provides transfer agency and dividend disbursing services to the Funds. For providing these services, BFDS receives an annual fee and certain transaction-related fees, and is reimbursed for out-of-pocket expenses incurred on behalf of the Funds.

50  Allocation Funds Prospectus

Your Account
--------------------------------------------------------------------------------

This section tells you how Fund shares are priced, how to open an account and how to buy, sell or exchange Fund shares once your account is open.

Pricing Fund Shares

 . As with all mutual fund investments, the price you pay to purchase shares or the price you receive when you redeem shares is not determined until after a request has been received in proper form. The price of Fund shares is based on a Fund's NAV. The price at which a purchase or redemption of Fund shares is effected is based on the next calculation of NAV after the order is placed.
 .  Each Fund's investments are generally valued at current market prices.
   Securities are generally valued based on the last sale price during the regular trading session if the securities trades on an exchange ("closing price"), and if there is no sale, based on latest quoted bid prices. Securities that are not traded primarily on an exchange generally are valued using latest quoted bid prices obtained by an independent pricing service. We may be required to depart from these general valuation methods and use fair value pricing methods to determine the values of certain investments if we believe that the latest closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value when the Fund calculates its NAV. The closing price or the latest quoted bid price of a security may not reflect its current value if, among other things, a significant event occurs after the closing price or quoted bid price but before a Fund calculates its NAV that materially affects the value of the security. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price. See the Statement of Additional Information for further disclosure.
 . We determine the NAV of each Funds' shares each business day as of the close of regular trading on the New York Stock Exchange ("NYSE"), which is usually 4:00 p.m.(ET). We determine the NAV by subtracting each Fund class's liabilities from its total assets, and then dividing the result by the total number of outstanding shares of that class. See the Statement of Additional Information for further disclosure.
 . We process requests to buy or sell shares of the Funds each business day as of the close of regular trading on the NYSE, which is usually 4:00 p.m. (ET). If the NYSE closes early, the Funds will close early and will value their shares at such earlier time under these circumstances. Requests we receive in proper form before this time are processed the same day. Requests we receive after the cutoff are processed the next business day.
 .  The Funds are open for business on each day the NYSE is open for business.
   NYSE holidays include New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. When any holiday falls on a weekend, the NYSE typically is closed on the weekday immediately before or after such holiday.

Minimum Investments
Institutions are required to make a minimum initial investment of $2,000,000 per Fund. There are no minimum subsequent investment requirements so long as your Institution maintains account balances at or above the minimum initial investment amount.

                                                 Allocation Funds Prospectus  51

Your Account                                                   How to Buy Shares
--------------------------------------------------------------------------------

Typically, Institutional Class shares are bought and held on your behalf by the Institution through which you are investing. Investors interested in purchasing Institutional Class shares of the Funds should contact an account representative at their Institution and should understand the following:

 .  Share purchases are made through a Customer Account at an Institution in accordance with the terms of the Customer Account involved;
 . Institutions are usually the holders of record of Institutional Class shares held through Customer Accounts and maintain records reflecting their customers' beneficial ownership of the shares;
 . Institutions are responsible for transmitting their customers' purchase and redemption orders to the Funds and for delivering required payment on a timely basis;
 . Institutions are responsible for delivering shareholder communications and voting information from the Funds, and for transmitting shareholder voting instructions to the Funds; and
 . Institutions may charge their customers account fees and may receive significant fees from us with respect to investments their customers have made with the Funds.
 . All purchases must be made with U.S. dollars and all checks must be drawn on U.S. banks.

52  Allocation Funds Prospectus

                                                              How to Sell Shares
--------------------------------------------------------------------------------

Institutional Class shares must be redeemed in accordance with the account agreement governing your Customer Account at the Institution. Please read the Customer Account agreement with your Institution for rules governing selling shares.

--------------------------------------------------------------------------------
GENERAL NOTES FOR SELLING SHARES
--------------------------------------------------------------------------------
 . We will process requests to sell shares at the first NAV calculated after a request in proper form is received. Requests received before the cutoff time are processed on the same business day.
 .  Redemption proceeds are usually wired to the redeeming Institution the following business day.
 . If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that supersede the directions in this Prospectus.
 . We reserve the right to delay payment of a redemption so that we may be reasonably certain that investments made by check or through ACH have been collected. Payments of redemptions also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.
 . Generally, we pay redemption requests in cash, unless the redemption request is for more than the lesser of $250,000 or 1% of the net assets of the Fund by a single shareholder over a ninety-day period. If a request for a redemption is over these limits, it may be to the detriment of existing shareholders to pay such redemption in cash. Therefore, we may pay all or part of the redemption in securities of equal value.

                                                 Allocation Funds Prospectus  53

Your Account                                                          Exchanges
--------------------------------------------------------------------------------

Exchanges between Wells Fargo Funds involve two transactions: a sale of shares of one Fund and the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

 .  You should carefully read the prospectus for the Fund into which you wish to exchange.
 .  You may make exchanges only between like share classes of non-money market
   Funds and the Service Class shares of money market Funds.
 . In order to discourage excessive exchange activity that could result in additional expenses and lower returns for the Funds, the Funds may restrict or refuse exchanges from market timers. You may be considered a market timer if you complete more than one exchange within a 3-month period, or seem to be following a timing pattern.

Generally, we will notify you at least 60 days in advance of any changes in the exchange rules.

Contact your account representative for further details.

54  Allocation Funds Prospectus

Other Information
--------------------------------------------------------------------------------

Income and Gain Distributions
The Growth Balanced, Moderate Balanced, Strategic Growth Allocation and Strategic Income Funds pay any distributions of net investment income and capital gain distributions at least annually. The Asset Allocation Fund pays any distributions of net investment income quarterly and capital gains, if any, at least annually. Contact your Institution for distribution options.

Taxes
The following discussion regarding federal income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important income tax considerations affecting the Funds and you as a shareholder. It is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for further income tax considerations.

As required by the Internal Revenue Code, we will pass on to you substantially all of a Fund's net investment income and realized capital gains. Distributions of a Fund's ordinary income, net short-term capital gain and income from certain other sources will be taxable to you as ordinary income. Distributions of a Fund's net long-term capital gain, if any, will be taxable to you as long-term capital gain. Corporate shareholders may be able to deduct a portion of distributions when determining their taxable income.

Distributions from a Fund normally will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. At the end of each year, we will notify you of the federal income tax status of your distributions for the year.

If you buy shares of a Fund shortly before it makes a taxable distribution, your distribution will, in effect, be a taxable return of part of your investment. Similarly, if you buy shares of a Fund when it holds appreciated securities, you will receive a taxable return of part of your investment if and when the Fund sells the appreciated securities and realizes the gain. The Funds have built up, or have the potential to build up, high levels of unrealized appreciation.

Your redemptions (including redemptions in-kind) and exchanges of Fund shares will ordinarily result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Such capital gain or loss will be long-term capital gain or loss if you have held your redeemed or exchanged Fund shares for more than one year at the time of redemption or exchange. In certain instances, losses realized on the redemption or exchange of Fund shares may be disallowed.

Foreign residents may be subject to different tax treatment, including withholding taxes. In certain circumstances, U.S. residents may be subject to back-up withholding.

                                                 Allocation Funds Prospectus  55

Table of Predecessors
--------------------------------------------------------------------------------

The Funds described in this Prospectus were created as part of the reorganization of the Stagecoach Family of Funds, advised by Wells Fargo Bank, and the Norwest Advantage Family of Funds, advised by NIM, into a single mutual fund complex. The reorganization followed the merger of the advisers' parent companies.

Each Fund listed below is an accounting survivor of a former Stagecoach Funds, Inc. or Norwest Advantage Funds fund, as indicated in the Table of Predecessors below. The performance histories and financial highlights of each Fund include the performance histories and financial highlights of the predecessor fund.

Wells Fargo Funds Trust                   Predecessor Fund

Asset Allocation Fund                     Stagecoach Asset Allocation Fund
Growth Balanced Fund                      Norwest Advantage Growth Balanced Fund
Moderate Balanced Fund                    Norwest Advantage Moderate Balanced Fund
Strategic Growth Allocation Fund          Norwest Advantage Aggressive Balanced-Equity Fund
Strategic Income Fund                     Norwest Advantage Strategic Income Fund

56  Allocation Funds Prospectus

                                              This page intentionally left blank
--------------------------------------------------------------------------------

Description of Core Portfolios
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
PORTFOLIO                     OBJECTIVE
----------------------------------------------------------------------------------------------------------------
Disciplined Growth Portfolio  The Portfolio seeks capital appreciation by investing in common stocks of larger companies.

Equity Income Portfolio       The Portfolio seeks to provide long-term capital appreciation consistent with above-average dividend income.

Index Portfolio               The Portfolio seeks to replicate the return of the S&P 500 Index with minimum tracking error and to minimize transaction costs.

International Portfolio       The Portfolio seeks to provide long-term capital appreciation by investing directly or indirectly in high-quality companies based outside the
                              United States.

International Equity          The Portfolio seeks total return, with an emphasis on capital appreciation, over
Portfolio                     the long-term by investing in equity securities of companies located or operating in developed non-U.S. countries and in emerging markets of the world.

Large Cap Appreciation        The Portfolio seeks long-term capital appreciation.
Portfolio

Large Company Growth          The Portfolio seeks to provide long-term capital appreciation by
Portfolio                     investing primarily in large, high-quality domestic companies that the adviser believes have superior growth potential.

Managed Fixed Income          The Portfolio seeks consistent fixed-income returns by investing primarily in
Portfolio                     investment grade intermediate-term securities.

Small Cap Index Portfolio     The Portfolio seeks to replicate the total return of the S&P Small Cap 600
                              Index with minimum tracking error and to minimize transaction costs.

Small Cap Value Portfolio     The Portfolio seeks capital appreciation by investing in common stocks of smaller companies.

Small Company Growth          The Portfolio seeks to provide long-term capital appreciation by
Portfolio                     investing in smaller domestic companies.

Small Company Value           The Portfolio seeks to provide long-term capital appreciation by investing
Portfolio                     primarily in common stocks of smaller companies whose market capitalization is less than the largest stock in the Russell 2000 Index, which, as of December 31,
                              2001 was $2.97 billion, but is expected to change frequently.

58  Allocation Funds Prospectus

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PRINCIPAL STRATEGIES
--------------------------------------------------------------------------------
The Portfolio invests primarily in the common stocks of companies that, in the view of the adviser, possess above-average potential for growth. We invest in a portfolio of securities with an average market capitalization greater than $5 billion.

The Portfolio invests primarily in the common stock of large, high-quality domestic companies that have above-average return potential based on current market valuations and above-average dividend income. We invest principally in securities of companies with market capitalizations of $3 billion or more.

Under normal circumstances, the Portfolio holds stocks representing 100% of the capitalization-weighted market values of the S&P 500 Index.

The Portfolio invests primarily in securities of companies in developed international and emerging market countries that we believe are both politically and economically stable. The Portfolio may invest more than 25% of its total assets in investments in a particular country, region, or type of investment.

The portfolio invests primarily in securities of companies in developed international and emerging market countries that we believe are both politically and economically stable. The portfolio may invest more than 25% of its total assets in investments in a particular country, region or type of investment. We apply a fundamentals-driven, value-oriented analysis to identify companies with above-average potential for long-term growth and total return capabilities.

In making investment decisions for the Portfolio, we consider the 1,000 largest publicly traded companies in the U.S., screening the stocks in this universe for a series of growth and value criteria. We invest principally in securities of companies with market capitalizations of $3 billion or more.

The Portfolio invests primarily in large companies that have superior growth potential. We invest principally in securities of companies with market capitalizations of $3 billion or more.

The Portfolio invests in a diversified portfolio of fixed- and variable-rate U.S. dollar-denominated, fixed-income securities of a broad spectrum of U.S. and foreign issuers including U.S. Government securities and the debt securities of financial institutions, corporations and others.

Under normal circumstances, the Portfolio will hold stocks representing 100% of the capitalization-weighted market value of the S&P 600 Small Cap Index.

The Portfolio invests primarily in common stocks of companies the adviser believes to be undervalued and likely to report a level of corporate earnings exceeding the level expected by investors. We invest principally in securities of companies with market capitalizations equal to or lower than the company with the largest market capitalization in the Russell 2000 Index, a small-capitalization range that is expected to change frequently.

The Portfolio invests primarily in the common stock of small domestic companies that are either growing rapidly or completing a period of significant change. We invest principally in securities of companies with market capitalizations of $3 billion or more.

In making investment decisions for the Portfolio, we focus on securities that are conservatively valued in the marketplace relative to the stock of comparable companies, determined by price/earnings ratios, or other measures. We invest principally in securities of companies with market capitalizations equal to or lower than the company with the largest market capitalization in the Russell 2000 Index, a small-capitalization range that is expected to change frequently.

                                                 Allocation Funds Prospectus  59

Description of Core Portfolios
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
PORTFOLIO                    OBJECTIVE
---------------------------------------------------------------------------------------------------------
Stable Income Portfolio      The Portfolio seeks stability of principal while providing lower volatility total return.

Strategic Value Bond         The Portfolio seeks total return by investing primarily in income-producing
Portfolio                    securities.

Tactical Maturity Bond       The Portfolio seeks positive total return each calendar year regardless of
Portfolio                    general bond market performance by investing in a portfolio of high quality
                             U.S. Government securities and corporate fixed-income securities.

60  Allocation Funds Prospectus

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PRINCIPAL STRATEGIES
--------------------------------------------------------------------------------
The Portfolio invests in short-term investment-grade securities which include mortgage-backed securities and U.S. Government obligations. We invest in fixed and variable rate U.S. dollar-denominated fixed-income securities of U.S. and foreign issuers, including U.S. Government obligations and the debt securities of financial institutions, corporations, and others.

The Portfolio invests in a broad range of debt securities in order to create a strategically diversified portfolio of fixed-income investments. These investments include corporate bonds, mortgage- and other asset-backed securities, U.S. Government securities, preferred stock, convertible bonds, and foreign bonds.

The Portfolio invests in U.S. Government securities and corporate fixed-income investments ruled within 1 of the 2 highest long-term rating categories, or that are unrated and determined by the adviser to be of comparable quality. The Portfolio's assets are divided into two components, short bonds with maturities of 2 years or less and long bonds with maturities of 25 years or more. During periods of falling prices, long bonds are sold to protect capital and limit losses. Conversely, when bond prices rise, long bonds are purchased. The dollar-weighted average maturity of the fund may vary between 1 and 30 years.

                                                 Allocation Funds Prospectus  61

Portfolio Managers
--------------------------------------------------------------------------------

David B. Breed, CFA
Growth Balanced Fund since 2001
Moderate Balanced Fund since 2001
Strategic Growth Allocation Fund since 2001
Strategic Income Fund since 2001
Managing Director, Chief Executive Officer, Chief Investment Officer and founding partner of Cadence. He has managed separate equity accounts and has led the team of equity portfolio managers and analysts there since 1988. He earned his BA in Finance from the University of Massachusetts, and his MBA in Finance from the Wharton School of Business.

Patricia Burns, CFA
Strategic Growth Allocation Fund and its predecessor since 1998
Growth Balanced Fund and its predecessor since 1998
Moderate Balanced Fund and its predecessor since 1998
Strategic Income Fund and its predecessor since 1998
Ms. Burns joined Peregrine over ten years ago and is a Senior Vice President and Portfolio Manager for taxable fixed-income portfolios. She has been associated with Norwest Bank and its affiliates since 1983. Ms. Burns earned her BA in Child Psychology/Sociology and her MBA from the University of Minnesota.

Tasso H. Coin, Jr. CFA
Strategic Growth Allocation Fund and its predecessor since 1997
Growth Balanced Fund and its predecessor since 1995
Moderate Balanced Fund and its predecessor since 1995
Strategic Income Fund and its predecessor since 1995
Mr. Coin joined Peregrine in 1995 as a Senior Vice President. His responsibilities include overseeing the Small Company Value Portfolio. Prior to 1995, Mr. Coin was a research officer at Lord Asset Management. Mr. Coin earned his BA in Economics from Loyola University of Chicago.

John S. Dale, CFA
Strategic Growth Allocation Fund and its predecessor since 1997
Growth Balanced Fund and its predecessor since 1989
Moderate Balanced Fund and its predecessor since 1989
Strategic Income Fund and its predecessor since 1989
Mr. Dale joined Peregrine in 1988 as a Senior Vice President and has managed large company growth portfolios since 1983, currently totaling assets in excess of $3 billion. Prior to joining Peregrine, Mr. Dale had been associated with Norwest Bank and its affiliates since 1968. Mr. Dale earned his BA in Marketing from the University of Minnesota.

Gary J. Dunn, CFA
Strategic Growth Allocation Fund and its predecessor since 1997
Growth Balanced Fund and its predecessor since 1989
Moderate Balanced Fund and its predecessor since 1989
Strategic Income Fund and its predecessor since 1989
Mr. Dunn joined WCM in 1998 as Principal for its Equity Income Team. WCM and NIM combined investment advisory services under the WCM name in 1999. Mr. Dunn formerly was the Director of Institutional Investments of NIM. He has been associated with Norwest or its affiliates as a Financial Analyst and Portfolio Manager since 1979. Mr. Dunn earned his BA in Economics from Carroll College.

William D. Giese, CFA
Strategic Growth Allocation Fund and its predecessor since 1997
Growth Balanced Fund and its predecessor since 1994
Moderate Balanced Fund and its predecessor since 1994
Strategic Income Fund and its predecessor since 1994

62  Allocation Funds Prospectus

--------------------------------------------------------------------------------

Mr. Giese joined Peregrine more than 10 years ago as a Senior Vice President and Portfolio Manager. His responsibilities include overseeing the Tactical Maturity Bond Portfolio. Mr. Giese has more than 20 years of experience in fixed-income securities management. Mr. Giese earned his BS in Civil Engineering from the Illinois Institute of Technology and his MBA from the University of Michigan.

John Huber, CFA
Strategic Growth Allocation Fund and its predecessor since 1998
Growth Balanced Fund and its predecessor since 1998
Moderate Balanced Fund and its predecessor since 1998
Strategic Income Fund and its predecessor since 1998
Mr. Huber joined Galliard at the firm's inception in 1995 as a Portfolio Manager. Currently, Mr. Huber is highly involved with portfolio management, strategy, issue selection and trading. Mr. Huber oversees the Stable Income Portfolio and the Strategic Value Bond Portfolio and specializes in corporate and taxable municipal securities. Prior to joining Galliard, Mr. Huber was an Assistant Portfolio Manager with NIM. In addition, he previously served as a Senior Analyst in Norwest Bank's Capital Market Credit Group. Mr. Huber earned his BA in Communications from the University of Iowa and his MBA from the University of Minnesota.

Richard Merriam, CFA
Strategic Growth Allocation Fund and its predecessor since 1997
Growth Balanced Fund and its predecessor since 1997
Moderate Balanced Fund and its predecessor since 1997
Strategic Income Fund and its predecessor since 1997
Mr. Merriam joined Galliard at the firm's inception in 1995. Currently, Mr. Merriam is a Managing Partner at Galliard. He is responsible for investment process and strategy. Mr. Merriam oversees the Strategic Value Bond Portfolio and Managed Fixed-Income Portfolios. Prior to joining Galliard, Mr. Merriam was Chief Investment Officer for Insight Management. Mr. Merriam earned his BA in Economics and English from the University of Michigan and his MBA from the University of Minnesota.

Robert B. Mersky, CFA
Strategic Growth Allocation Fund and its predecessor since 1997
Growth Balanced Fund and its predecessor since 1989
Moderate Balanced Fund and its predecessor since 1989
Strategic Income Fund and its predecessor since 1989
Mr. Mersky is founder, President and a Portfolio Manager at Peregrine. In 1984, Mr. Mersky and five other Senior Portfolio Managers founded Peregrine. Mr. Mersky is responsible for Peregrine's Small Cap Equity style and oversees the Small Company Growth Portfolio. Mr. Mersky has actively managed small cap stocks since 1973. Prior to joining Peregrine, Mr. Mersky had been associated with Norwest Bank since 1968; and his responsibilities included Senior Research Analyst, Portfolio Manager, Director of Research and Chief Investment Officer. Mr. Mersky earned his BS in Accounting from the University of Minnesota.

Ajay Mirza, CFA
Strategic Growth Allocation Fund and its predecessor since 1998
Growth Balanced Fund and its predecessor since 1998
Moderate Balanced Fund and its predecessor since 1998
Strategic Income Fund and its predecessor since 1998
Mr. Mirza joined Galliard at the firm's inception in 1995 as a Portfolio Manager and Mortgage Specialist. Mr. Mirza oversees the Managed Income Fund Portfolio and specializes in mortgage-and asset-backed securities. Prior to joining Galliard, Mr. Mirza was a research analyst at Insight Investment Management and at Lehman Brothers. Mr. Mirza earned his BE in Instrumentation from the Birla Institute of Technology (India), his MA in Economics from Tulane University, and his MBA from the University of Minnesota.

                                                 Allocation Funds Prospectus  63

Portfolio Managers
--------------------------------------------------------------------------------

Gary E. Nussbaum, CFA
Strategic Growth Allocation Fund and its predecessor since 1997
Growth Balanced Fund and its predecessor since 1990
Moderate Balanced Fund and its predecessor since 1990
Strategic Income Fund and its predecessor since 1990
Mr. Nussbaum joined Peregrine in 1990 as a Vice President and Portfolio Manager where he has managed large company growth portfolios, currently totaling assets in excess of $3 billion. Mr. Nussbaum earned his BA in Finance and his MBA from the University of Wisconsin.

Michael Perelstein
Strategic Growth Allocation Fund and its predecessor since 1997
Growth Balanced Fund and its predecessor since 1997
Moderate Balanced Fund and its predecessor since 1997
Strategic Income Fund and its predecessor since 1997
Mr. Perelstein joined Schroder in 1997 as a Senior Vice President. Since 1999 he has served as Schroder's Senior Investment Officer. Mr. Perelstein currently manages international portfolios and has more than 24 years of investment experience that includes 17 years specializing in overseas investing. Prior to 1997, Mr. Perelstein was a Director and a Managing Director at MacKay-Shields. Mr. Perelstein earned his BA in Economics from Brandeis University and his MBA from the University of Chicago.

Douglas G. Pugh, CFA
Strategic Growth Allocation Fund and its predecessor since 1997
Growth Balanced Fund and its predecessor since 1997
Moderate Balanced Fund and its predecessor since 1997
Strategic Income Fund and its predecessor since 1997
Mr. Pugh joined Peregrine in 1997 as a Senior Vice President. Mr. Pugh currently co-manages the Small Company Value Portfolio. Prior to 1997, Mr. Pugh was a Senior Equity Analyst and Portfolio Manager for Advantus Capital Management, an investment adviser firm. Mr. Pugh earned his BS in Finance and Business Administration from Drake University and his MBA from the University of Minnesota.

David L. Roberts, CFA
Strategic Growth Allocation Fund and its predecessor since 1997
Growth Balanced Fund and its predecessor since 1989
Moderate Balanced Fund and its predecessor since 1989
Strategic Income Fund and its predecessor since 1989
Mr. Roberts joined WCM in 1998 as the Equity Income Managing Director and simultaneously held this position at NIM until WCM and NIM combined investment advisory services under the WCM name in 1999. Mr. Roberts joined Norwest Corporation in 1972 as a Securities Analyst. He became Assistant Vice President Portfolio Manager in 1980 and was promoted to Vice President in 1982. He earned his BA in Mathematics from Carroll College.

Stephen S. Smith, CFA
Strategic Growth Allocation Fund and its predecessor since 1997
Growth Balanced Fund and its predecessor since 1997
Moderate Balanced Fund and its predecessor since 1997
Strategic Income Fund and its predecessor since 1997
Mr. Smith is Principal and Chief Executive Officer of the Smith Group. Mr. Smith manages the Disciplined Growth Portfolio and Small Cap Value Portfolio. Prior to 1995, Mr. Smith previously served as Senior Portfolio Manager with NationsBank. Mr. Smith earned his BS in Industrial Engineering and his MBA from the University of Alabama.

64  Allocation Funds Prospectus

--------------------------------------------------------------------------------

David D. Sylvester
Strategic Growth Allocation Fund and its predecessor since 1997
Growth Balanced Fund and its predecessor since 1996
Moderate Balanced Fund and its predecessor since 1996
Strategic Income Fund and its predecessor since 1996
Mr. Sylvester has been with Wells Fargo & Company and its predecessors in an investment management capacity for over 22 years. Mr. Sylvester joined WCM in 1998 as the firm's Executive Vice President. He simultaneously held the position of Managing Director for Reserve Asset Management at NIM (since 1997) until WCM and NIM combined investment advisory services under the WCM name in 1999. Mr. Sylvester has over 25 years of investment experience. He specializes in portfolio and securities analysis, fixed-income trading and the ability to add stability and safety through maximizing fund diversification. He also manages structured and derivative securities, and institutional and personal trust assets. Mr. Sylvester attended the University of Detroit-Mercy.

Cynthia A. Tusan, CFA
Growth Balanced Fund since 2001
Moderate Balanced Fund since 2001
Strategic Growth Allocation Fund since 2001
Strategic Income Fund since 2001
Ms. Tusan joined WCM in 1996 from Wells Fargo Bank, N.A., where she managed individual and institutional investment management and trust accounts since 1989. She earned her BA in economics from Bryn Mawr College and her MBA from the Anderson School of Management at the University of California.

Paul E. von Kuster, CFA
Strategic Growth Allocation Fund and its predecessor since 1997
Growth Balanced Fund and its predecessor since 1989
Moderate Balanced Fund and its predecessor since 1989
Strategic Income Fund and its predecessor since 1989
Mr. von Kuster joined Peregrine in 1984 as a Senior Vice President and Portfolio Manager. He currently co-manages the Small Company Growth Portfolio. Mr. von Kuster earned his BA in Philosophy from Princeton University.

Laurie R. White
Strategic Growth Allocation Fund and its predecessor since 1998
Growth Balanced Fund and its predecessor since 1996
Moderate Balanced Fund and its predecessor since 1996
Strategic Income Fund and its predecessor since 1996
Ms. White has been with Wells Fargo & Company and its predecessors in an investment management capacity for over 10 years. Ms. White joined WCM in 1998 as a Managing Director and simultaneously was a Director for Reserves Asset Management at NIM (since 1977) until WCM and NIM combined investment advisory services under the WCM name in 1999. Ms. White has over 14 years of investment management experience and currently specializes in managing indexed portfolios and overlay strategies for institutional investors. Ms. White earned her BA in Political Science from Carleton College and her MBA from the University of Minnesota.

Wayne A. Wicker, CFA
Growth Balanced Fund since 2001
Moderate Balanced Fund since 2001
Strategic Growth Allocation Fund since 2001
Strategic Income Fund since 2001
Mr. Wicker Joined Cadence in 1988 and serves as a Senior Portfolio Manager and research generalist. Prior to joining Cadence, Mr. Wicker was Director of Investment Strategy at Howard Hughes Medical Institute, Manager and then Director of Employee Benefits at Dayton Hudson

                                                 Allocation Funds Prospectus  65

Portfolio Managers
--------------------------------------------------------------------------------

Corporation and a Financial Analyst at IDF Financial Services (now American Express Financial Advisors). He has 21 years of investment experience. Mr. Wicker earned his BA in Business Administration and a BA in Communications from the University of Washington. He earned his MBA in Finance from Michigan State University in 1984.

Sabrina Yih
Growth Balanced Fund since 2001
Moderate Balanced Fund since 2001
Strategic Growth Allocation Fund since 2001
Strategic Income Fund since 2001
Ms. Yih joined WCM from the Columbia International Stock Fund, where she was a portfolio manager since December 1997. Over this period, her experience was focused on investing in Europe and Asia (exJapan), two of the International Equity Fund's largest regions. For eight years prior to that time, she was a portfolio manager for the Delphi International Fund for high net worth individuals. Ms. Yih received her BA in Economics from Mount Holyoke College, magna cum laude, in 1982, and her MBA from the J.L. Kellogg Graduate School of Management at Northwestern University in 1984. She is a Chartered Financial Analyst, a member of the Association of Investment Management and Research
(AIMR), and a member of the international Society of Financial Analysts.

66  Allocation Funds Prospectus

Glossary
--------------------------------------------------------------------------------

We provide the following definitions to assist you in reading this Prospectus. For a more complete understanding of these terms you should consult your investment professional.

ACH
Refers to the "Automated Clearing House" system maintained by the Federal Reserve Bank which banks use to process checks, transfer funds and perform other tasks.

American Depositary Receipts ("ADRs")
Receipts for non-U.S. company stocks. The stocks underlying ADRs are typically held in bank vaults. The ADR's owner is entitled to any capital gains or dividends. ADRs are one way of owning an equity interest in foreign companies. Similar investments include European Depositary Receipts and Global Depositary Receipts.

Asset-Backed Securities
Securities consisting of an undivided fractional interest in pools of consumer loans, such as car loans or credit card debt, or receivables held in trust.

Business Day
Any day the New York Stock Exchange is open is a business day for the Funds.

Below Investment-Grade
Securities rated BB or lower by S&P or Ba or lower by Moody's Investor Services, or that may be unrated securities or securities considered to be "high risk".

Capital Appreciation
An increase in the value of a security. See also "total return."

Capitalization
When referring to the size of a company, capitalization means the total number of a company's outstanding shares of stock multiplied by the price per share. This is one accepted method of measuring a company's size and is sometimes referred to as "market capitalization."

Current Income
Earnings in the form of dividends or interest as opposed to capital growth. See also "total return."

Debt Securities
Generally, a promise to pay interest and repay principal by a company sold as a security. The owner of the security is entitled to receive any such payments. Examples include bonds and mortgage- and other asset-backed securities and can include securities in which the right to receive interest and principal repayment has been sold separately.

Derivatives
Securities whose values are derived in part from the value of another security or index. An example is a stock option.

Distributions
Dividends and/or capital gains paid by a Fund on its shares.

Diversified
A diversified fund, as defined by the 1940 Act, is one that invests in cash, Government securities, other investment companies and no more than 5% of its total assets in a single issuer. These policies must apply to 75% of the Funds' total assets. Non-diversified funds are not required to comply with these investment policies.

                                                 Allocation Funds Prospectus  67

Glossary
--------------------------------------------------------------------------------

Duration
A measure of a security's or portfolio's sensitivity to changes in interest rates. Duration is usually expressed in years, with longer durations typically more sensitive to interest rate changes than shorter durations.

Emerging Markets
Markets associated with a country that is considered by international financial organizations, such as the International Finance Corporation and the International Bank for Reconstruction and Development, and the international financial community to have an "emerging" stock market. Such markets may be under-capitalized, have less-developed legal and financial systems or may have less stable currencies than markets in the developed world.

FDIC
The Federal Deposit Insurance Corporation. This is the company that provides federally sponsored insurance covering bank deposits such as savings accounts and CDs. Mutual funds are not FDIC insured.

Gateway Fund
A Fund that invests its assets in one or more core portfolios or other Funds of Wells Fargo Funds, instead of directly in securities, to achieve its investment objective. Gateway Funds investing in the same core portfolio or Fund can enhance their investment opportunities and reduce their expense ratios through sharing the costs and benefits of a larger pool of assets.

Illiquid Security
A security which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value determined by the Fund.

Institution
Banks, pension funds, insurance companies, trusts or other similar entities. Institutions usually aggregate transactions with the Funds on behalf of groups of investors.

Liquidity
The ability to readily sell a security at a fair price.

Money Market Instruments
High-quality short-term instruments meeting the requirements of Rule 2a-7 of the Investment Company Act of 1940, such as bankers' acceptances, commercial paper, repurchase agreements and government obligations. In a money market fund, average portfolio maturity does not exceed 90 days, and all investments have maturities of 397 days or less at the time of purchase.

Net Asset Value ("NAV")
The value of a single fund share. It is determined by adding together all of a Fund's assets, subtracting accrued expenses and other liabilities, then dividing by the total number of shares.

Options
An option is the right to buy or sell a security based on an agreed upon price at a specified time. For example, an option may give the holder of a stock the right to sell the stock to another party, allowing the seller to profit if the price has fallen below the agreed price. Options may also be based on the movement of an index such as the S&P 500 Index.

Repurchase Agreement
An agreement between a buyer and seller of a security in which the seller agrees to repurchase the security at an agreed upon price and time.

68  Allocation Funds Prospectus

--------------------------------------------------------------------------------

Russell 1000 Index
An index comprised of the 1000 largest firms listed on the Russell 3000 Index. The Russell 3000 Index is a listing of 3000 corporations by the Frank Russell Company that is intended to be representative of the U.S. economy. The Russell 1000 is considered a mid-to-large cap index.

Russell 2000 Index
An index comprised of the 2000 smallest firms listed on the Russell 3000 Index. The Russell 3000 Index is a listing of 3000 corporations by the Frank Russell Company that is intended to be representative of the U.S. economy. The Russell 2000 is considered a "small cap" index.

S&P, S&P 500 Index
Standard and Poor's, a nationally recognized statistical ratings organization. S&P also publishes various indexes or lists of companies representative of sectors of the U.S. economy.

Statement of Additional Information
A document that supplements the disclosure made in the Prospectus.

Total Return
The annual return on an investment, including any appreciation or decline in share value. Total return calculations assume reinvestment of all dividends and capital gains, reflect fee waivers and exclude sales loads.

Undervalued
Describes a stock that is believed to be worth more than its current price.

U.S. Government Obligations
Obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

                                                 Allocation Funds Prospectus  69

YOU MAY WISH TO REVIEW THE FOLLOWING DOCUMENTS:

STATEMENT OF ADDITIONAL INFORMATION
supplements the disclosures made by this Prospectus. The Statement of Additional Information has been filed with the SEC and is incorporated by reference into this Prospectus and is legally part of this Prospectus.

ANNUAL/SEMI-ANNUAL REPORTS
provide certain financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance, over the reporting period.

THESE DOCUMENTS ARE AVAILABLE FREE OF CHARGE:
Call: 1-800-222-8222

Write to:
Wells Fargo Funds
P.O. Box 8266
Boston, MA 02266-8266; or

Visit the SEC's website at http://www.sec.gov

REQUEST COPIES FOR A FEE BY WRITING TO:
SEC Public Reference Room
Washington, DC 20549-6009; or
by electronic request at publicinfo@sec.gov
Call: 1-800-SEC-0330 for details

ADDITIONAL SERVICES QUESTIONS CAN BE
ANSWERED BY CALLING YOUR INVESTMENT
PROFESSIONAL

P002 (2/02)                                                    [LOGO]
ICA Reg.                                               Printed on Recycled Paper
No. 811-09253

             -----------------------------------------------------
             NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
             -----------------------------------------------------

                                                              [WELLS FARGO LOGO]

WELLS FARGO STOCK FUNDS
                                                                      ----------
                                                                      PROSPECTUS
                                                                      ----------

Diversified Equity Fund             Large Cap Appreciation Fund

Equity Income Fund                  Large Company Growth Fund

Equity Index Fund                   Mid Cap Growth Fund

Equity Value Fund                   Small Cap Growth Fund

Growth Fund                         Small Company Value Fund

Growth Equity Fund                  Specialized Health Sciences Fund

International Equity Fund           Specialized Technology Fund

                                    Class A, Class B, Class C

                                                February 1, 2002

Please read this Prospectus and keep it for future reference. It is designed to provide you with important information and to help you decide if a Fund's goals match your own.

These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission ("SEC"), nor has the SEC passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by Wells Fargo Bank, N.A. ("Wells Fargo Bank") or any of its affiliates. Fund shares are NOT insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation ("FDIC") or any other governmental agency. AN INVESTMENT IN A FUND INVOLVES CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

Table of Contents                                                                Stock Funds
--------------------------------------------------------------------------------------------
Overview                            Objectives and Principal Strategies                    4
                                    Summary of Important Risks                             8
Important summary information       Performance History                                   12
about the Funds.                    Summary of Expenses                                   24
                                    Key Information                                       31

--------------------------------------------------------------------------------------------
The Funds                           Diversified Equity Fund                               32
                                    Equity Income Fund                                    37
Important information about         Equity Index Fund                                     41
the individual Funds.               Equity Value Fund                                     44
                                    Growth Fund                                           49
                                    Growth Equity Fund                                    52
                                    International Equity Fund                             58
                                    Large Cap Appreciation Fund                           62
                                    Large Company Growth Fund                             65
                                    Mid Cap Growth Fund                                   68
                                    Small Cap Growth Fund                                 70
                                    Small Company Value Fund                              75
                                    Specialized Health Sciences Fund                      76
                                    Specialized Technology Fund                           80
                                    Additional Strategies and
                                      General Investment Risks                            84
                                    Organization and Management of the Funds              89

--------------------------------------------------------------------------------------------
Your Investment                     A Choice of Share Classes                             93
                                    Reductions and Waivers of Sales Charges               96
How to open an account and          Exchanges                                             99
how to buy, sell and exchange       Your Account                                         100
Fund shares.                          How to Buy Shares                                  102
                                      How to Sell Shares                                 105

--------------------------------------------------------------------------------------------
Reference                           Additional Services and Other Information            108
                                    Table of Predecessors                                110
Additional information and term     Description of Core Portfolios                       112
definitions.                        Portfolio Managers                                   114
                                    Glossary                                             119

Stock Funds Overview
--------------------------------------------------------------------------------
See the individual Fund descriptions in this Prospectus for further details. Words appearing in italicized print and highlighted in color are defined in the Glossary.

--------------------------------------------------------------------------------
FUND                        OBJECTIVE
--------------------------------------------------------------------------------

Diversified Equity Fund     Seeks long-term capital appreciation with moderate
                            annual return volatility.

Equity Income Fund          Seeks long-term capital appreciation and above-
                            average dividend income.

Equity Index Fund           Seeks to approximate the total rate of return of
                            substantially all common stocks comprising the S&P
                            500 Index.

Equity Value Fund           Seeks long-term capital appreciation.

Growth Fund                 Seeks long-term capital appreciation.

Growth Equity Fund          Seeks long-term capital appreciation with moderate
                            annual return volatility.

International Equity Fund   Seeks total returns with an emphasis on long-term
                            capital appreciation.

Large Cap Appreciation      Seeks long-term capital appreciation.
Fund

Large Company               Seeks long-term capital appreciation.
Growth Fund

Mid Cap Growth Fund         Seeks long-term capital appreciation.

4  Stock Funds Prospectus

--------------------------------------------------------------------------------
PRINCIPAL STRATEGIES
--------------------------------------------------------------------------------

The Fund is a gateway fund that invests in five different equity investment styles--index, equity income, large company, small cap, and international--to minimize the volatility and risk of investing in a single equity investment style. We currently invest in 11 core portfolios.

The Fund is a gateway fund that invests in the common stocks of large U.S. companies with strong return potential and above-average dividend income. We invest principally in securities of companies with market capitalizations of $3 billion or more.

We invest in common stocks to replicate the Standard & Poor's 500 Composite Stock Index (S&P 500 Index), before fees and expenses. We invest in each company comprising the S&P 500 Index in proportion to its weighting in the S&P 500 Index. Regardless of market conditions, we attempt to achieve at least a 95% correlation between the performance of the S&P 500 Index and the Fund's investment results, before expenses.

We invest in equity securities that we believe are undervalued in relation to the overall stock markets, or in relation to other quantitative and qualitative measures. We invest principally in securities of companies with market capitalizations of $3 billion or more.

We emphasize investment in companies that have a strong earnings growth trend and above-average prospects for future growth. We invest principally in securities of U.S. and foreign companies with market capitalizations of $3 billion or more.

The Fund is a gateway fund that invests in three different equity investment styles--large company, small cap, and international--to minimize the volatility and risk of investing in a single equity investment style. We currently invest in 7 core portfolios and one Wells Fargo Fund.

We invest principally in equity securities of companies based in developed foreign countries and emerging markets. We apply a fundamentals-driven, value-oriented analysis to identify companies with above-average potential for long-term growth and total return capabilities.

The Fund is a gateway fund that invests in the common stocks of large U.S. companies selected based on a series of growth and value criteria. We invest principally in securities of U.S. companies with market capitalizations of $3 billion or more.

The Fund is a gateway fund that invests in the common stocks of large U.S. companies that have superior growth potential. We invest principally in securities of companies with market capitalizations of $3 billion or more.

We invest in common stocks of U.S. and foreign medium-sized companies that we believe have superior growth potential. We consider "mid cap" companies to be those whose market capitalizations are within the range of the Russell Midcap(R) Growth Index.

                                                       Stock Funds Prospectus  5

--------------------------------------------------------------------------------

See the individual Fund descriptions in this Prospectus for further details. Words appearing in italicized print and highlighted in color are defined in the Glossary.


--------------------------------------------------------------------------------
FUND                                    OBJECTIVE
--------------------------------------------------------------------------------
Small Cap Growth Fund                   Seeks long-term capital appreciation.

Small Company Value Fund                Seeks long-term capital appreciation.

Specialized Health Sciences             Seeks long-term capital appreciation.
Fund

Specialized Technology                  Seeks long-term capital appreciation.
Fund

6  Stock Funds Prospectus

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PRINCIPAL STRATEGIES
--------------------------------------------------------------------------------

In selecting portfolio investments, we focus on companies that we believe have above-average growth potential, or that may be involved in new or innovative products, services and processes. We invest principally in securities of companies with market capitalizations equal to or lower than the company with the largest market capitalization in the Russell 2000 Index, a small capitalization range that is expected to change frequently.

The Fund is a gateway fund that invests in small U.S. companies selected based on a value-oriented analysis. We use a proprietary, quantitative screening process to emphasize companies exhibiting traditional value characteristics and to rank stocks within each sector based on this criteria. We invest principally in securities of companies with market capitalizations equal to or lower than the company with the largest market capitalization in the Russell 2000 Index, a small-capitalization range that is expected to change frequently.

We invest principally in equity securities of health sciences companies based in at least three countries, including the United States. We define health sciences companies as those with revenues primarily generated by health care, medicine, and life sciences products and services. This would include pharmaceutical, biochemical, biotechnology, health care facilities, health care service and medical device companies. We currently expect the majority of the Fund's foreign investments to be in companies organized or headquartered in countries of Western Europe and Japan. We concentrate the Fund's investments in the health sciences sector, and because we retain the flexibility to invest in a relatively small number of stocks, the Fund also is considered to be non-diversified.

We invest principally in equity securities of technology companies worldwide. We define technology companies as those with revenues primarily generated by technology products and services, such as computer, software, communications equipment and services, semi-conductor, healthcare, biotechnology and defense and aerospace. We concentrate the Fund's investments in the technology sector, and because we retain the flexibility to invest in a relatively small number of stocks, the Fund also is considered to be non-diversified.

                                                       Stock Funds Prospectus  7

Summary of Important Risks
--------------------------------------------------------------------------------

This section summarizes important risks that relate to an investment in the Funds. All are important to your investment choice. Additional information about these and other risks is included in:

 .  the individual Fund Descriptions later in this Prospectus;
 .  the "Additional Strategies and General Investment Risks" section beginning on page 84; and
 .  the Funds' Statement of Additional Information.

An investment in a Fund is not a deposit of Wells Fargo Bank or any of its affiliates and is not insured or guaranteed by the FDIC or any other government agency. It is possible to lose money by investing in a Fund.

--------------------------------------------------------------------------------
COMMON RISKS FOR THE FUNDS
--------------------------------------------------------------------------------

Equity Securities
The Funds invest in equity securities, which are subject to equity market risk. This is the risk that stock prices will fluctuate and can decline and reduce the value of a Fund's portfolio. Certain types of stocks and certain individual stocks selected for a Fund's portfolio may underperform or decline in value more than the overall market. Growth style stocks are selected in part based on their prospects for future earnings, which may not be realized. There is no guarantee that stocks selected as "undervalued" using a value style approach will perform as expected.

Small Company Securities
Certain Funds invest in small company securities. Stocks of small companies tend to be more volatile and less liquid than larger company stocks. These companies may have no or relatively short operating histories, or are newly public companies. Some of these companies have aggressive capital structures, including high debt levels, or are involved in rapidly growing or changing industries and/or new technologies.

Foreign Investments
Certain Funds make foreign investments which are subject to additional risks, including potentially less liquidity and greater price volatility. These additional risks include those related to adverse political, regulatory, market or economic developments, and foreign markets can and often do perform differently from U.S. markets. Emerging market securities typically present even greater exposure to these same risks and can present additional risks (such as those related to social unrest or political upheaval) that can make them extremely volatile. Additionally, foreign companies may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing their earnings potential, and dispositions of foreign securities and dividends and interest payable on those securities may be subject to high levels of foreign taxation. Foreign investments may be made directly through securities purchased in foreign markets, or through investments in American Depositary Receipts ("ADRs") and other similar investments. Direct investment in foreign securities involves exposure to additional risks, including those related to fluctuations in foreign currency exchange rates, withholding and other taxes, trade settlement, custodial, and other operational risks, and the less stringent investor protection and disclosure standards of some foreign markets. ADRs (receipts evidencing ownership of foreign stock deposited in a domestic bank or trust company) reduce some of the risks of foreign investing, because a large, liquid market generally exists and U.S. trading and settlement practices reduce currency, custodial and other operational risks. Similar investments (European and Global Depositary Receipts) are receipts for stock deposited in foreign banks and trust companies, trade across foreign and domestic markets, and can involve greater risks than ADRs.

8  Stock Funds Prospectus

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FUND                          SPECIFIC RISKS
--------------------------------------------------------------------------------

Diversified Equity Fund       The Fund is primarily subject to the risks
                              described under "Common Risks for the Funds" on page 8. Stocks selected for their dividend income may be more sensitive to interest rate changes than other stocks. Fund assets that track the performance of an index do so whether the index rises or falls. Stocks of small and medium-sized companies purchased for the Fund may be more volatile and less liquid than those of large companies.

Equity Income Fund            The Fund is primarily subject to the "Equity
                              Securities" risks described under "Common Risks for the Funds" on page 8. Stocks selected for their dividend yields may be more sensitive to interest rate changes than other stocks.

Equity Index Fund             The Fund is primarily subject to the "Equity
                              Securities" risks described under "Common Risks for the Funds" on page 8. We attempt to match as closely as possible the performance of the S&P 500
                              Index. Funds that track the performance of an index do so whether the index rises or falls.

Equity Value Fund             The Fund is primarily subject to the "Equity
                              Securities" and "Foreign Investments" risks described under "Common Risks for the Funds" on page 8.

Growth Fund                   The Fund is primarily subject to the "Equity
                              Securities" and "Foreign Investments" risks described under "Common Risks for the Funds" on page 8.

Growth Equity Fund            The Fund is primarily subject to the risks
                              described under "Common Risks for the Funds" on page 8. Fund assets that track the performance of an index do so whether the index rises or falls.
                              Stocks of small and medium-sized companies purchased for the Fund may be more volatile and less liquid than those of large company stocks.

International Equity Fund     The Fund is primarily subject to the "Equity
                              Securities" and "Foreign Investments" risks described under "Common Risks for the Funds" on page 8.

Large Cap Appreciation Fund   The Fund is primarily subject to the "Equity
                              Securities" risks described under "Common Risks for the Funds" on page 8.

Large Company Growth Fund     The Fund is primarily subject to the "Equity
                              Securities" risks described under "Common Risks for the Funds" on page 8.

Mid Cap Growth Fund           The Fund is primarily subject to the "Equity
                              Securities" risks described under "Common Risks for the Funds" on page 8. Stocks of medium-sized companies maybe more volatile and less liquid, in part because or economic events, than the stocks of larger, more established companies. Our active trading investment strategy results in a higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.


                                                       Stock Funds Prospectus  9

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FUND                          SPECIFIC RISKS
--------------------------------------------------------------------------------

Small Cap Growth Fund         The Fund is primarily subject to the risks
                              described under "Common Risks for the Funds" on page 8. Our active trading investment strategy results in a higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.

Small Company Value Fund      The Funds are primarily subject to the "Equity
                              Securities" and "Small Company Securities" risks described under "Common Risks for the Funds" on page 8.

Specialized Health Sciences   The Funds are primarily subject to the risks
Fund and Specialized          described under "Common Risks for the Funds" on
Technology Fund               page 8. The Funds are considered to be non-
                              diversified because they invest a relatively high percentage of their assets in a limited number of issuers. The Funds also concentrate their investments in stocks of particular sectors of the economy. Non-diversified and concentrated funds are more susceptible to financial, market or economic events affecting the particular issuers and industry sectors in which they invest. For the Specialized Technology Fund, our active trading investment strategy results in a higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.

10  Stock Funds Prospectus

                                              This page intentionally left blank
--------------------------------------------------------------------------------

                                                      Stock Funds Prospectus  11

Performance History
--------------------------------------------------------------------------------

The following information shows you how each Fund has performed and illustrates the variability of a Fund's returns over time. Each Fund's average annual returns for one-, five- and ten-year periods (or inception, as applicable) are compared to the performance of an appropriate broad-based index. "Since Inception" information shown for a broad-based index reflects the published return closest to the Fund's inception date.

Please remember that past performance is no guarantee of future results.

The Large Cap Appreciation Fund and the Specialized Health Sciences Fund each have been in operation for less than a calendar year, and therefore performance information is not reported for these Funds. The performance information shown for the Small Company Value Fund reflects the performance of the Small Company Value Core Portfolio in which the Fund invests.


Diversified Equity Fund Class A Calendar Year Returns/2/*

  [GRAPH]

'92      4.74%
'93     12.14%
'94      0.83%
'95     30.94%
'96     20.47%
'97     25.68%
'98     22.35%
'99     20.44%
'00     (1.89)%
'01    (12.68)%

Best Qtr.: Q4 '98 . 19.88%               Worst Qtr.: Q3 '01 . (14.62)%

* Returns do not reflect sales charges. If they did, returns would be lower.

Average annual total return/1/
for the period ended 12/31/01            1 year       5 years      10 years

Class A (Incept. 5/2/96)/2/              (17.70)%        8.38%        10.82%

Class B (Incept. 5/6/96)/2/              (17.61)%        8.57%        10.65%

Class C (Incept. 10/1/98)/2/             (14.17)%        8.92%        10.68%

S&P 500 Index/3/                         (11.88)%       10.70%        12.93%

/1/  Returns reflect applicable sales charges.
/2/ Performance shown for periods prior to inception reflects performance of the Institutional Class shares adjusted to reflect the fees and expenses of this Class. For periods prior to November 11, 1994, performance shown reflects the performance of the predecessor collective investment fund, adjusted to reflect the fees and expenses of this Class. The collective investment fund was not a registered mutual fund and was not subject to certain investment limitations and other restrictions which, if applicable, may have adversely affected performance.
/3/  S&P 500 is a registered trademark of Standard and Poor's.


12  Stock Funds Prospectus

--------------------------------------------------------------------------------
Equity Income Fund Class A Calendar Year Returns/2/*

  [GRAPH]

'92      5.51%
'93      7.63%
'94      4.64%
'95     38.43%
'96     20.25%
'97     28.07%
'98     17.82%
'99      8.27%
'00      1.64%
'01     (5.67)%

Best Qtr.: Q4 '98 . 15.68%               Worst Qtr.: Q3 '98 . (10.37)%

* Returns do not reflect sales charges. If they did, returns would be lower.

Average annual total return/1/
for the period ended 12/31/01            1 year       5 years      10 years

Class A (Incept. 5/2/96)/2/              (11.10)%        8.10%        11.31%

Class B (Incept. 5/2/96)/2/              (10.94)%        8.28%        11.14%

Class C (Incept. 10/1/98)/2/              (7.32)%        8.54%        11.13%

S & P 500 Index/3/                       (11.88)%       10.70%        12.93%

Russell 1000 Value Index                  (5.59)%       11.13%        14.13%

/1/  Returns reflect applicable sales charges.
/2/ Performance shown for periods prior to inception reflects performance of the Institutional Class shares adjusted to reflect the fees and expenses of this Class. For periods prior to November 11, 1994, performance shown reflects the performance of the predecessor collective investment fund, adjusted to reflect the fees and expenses of this Class. The collective investment fund was not a registered mutual fund and was not subject to certain investment limitations and other restrictions which, if applicable, may have adversely affected performance.
/3/  S&P 500 is a registered trademark of Standard & Poor's.

                                                      Stock Funds Prospectus  13

Performance History
--------------------------------------------------------------------------------

Equity Index Fund Class A Calendar Year Returns/1/*

  [GRAPH]

'92     6.59%
'93     8.91%
'94     0.42%
'95    35.99%
'96    21.66%
'97    31.89%
'98    27.67%
'99    20.12%
'00    (9.71)%
'01   (12.38)%

Best Qtr.: Q4 '98 . 21.00%               Worst Qtr.: Q3 '01 . (14.83)%

* Returns do not reflect sales charges. If they did, returns would be lower.

Average annual total return/2/
for the period ended 12/31/01            1 year       5 years      10 years

Class A (Incept. 1/25/84)/1/             (17.41)%        8.57%        11.27%

Class B (Incept. 2/17/98)/3/             (16.93)%        8.77%        11.23%

S&P 500 Index/4/                         (11.88)%       10.70%        12.93%

/1/ Performance shown for periods prior to December 15, 1997 reflects performance of the Stagecoach Corporate Stock Fund, a predecessor portfolio with the same investment objective and policies as the Fund.
/2/  Returns reflect applicable sales charges.
/3/ Performance shown for periods prior to the inception of this Class reflects the performance of the Class A shares adjusted to reflect this Class's fees and expenses.
/4/  S&P 500 is a registered trademark of Standard and Poor's.

14  Stock Funds Prospectus

--------------------------------------------------------------------------------

Equity Value Fund Class A Calendar Year Returns/1/*

  [GRAPH]

'92     10.54%
'93     25.82%
'94     (1.71)%
'95     24.20%
'96     26.46%
'97     27.32%
'98      6.68%
'99     (2.17)%
'00      3.32%
'01     (3.70)%

Best Qtr.: Q2 '97 . 15.19%               Worst Qtr.: Q3 '98 . (14.62)%

* Returns do not reflect sales charges. If they did, returns would be lower.

Average annual total return/1/,/2/
for the period ended 12/31/01            1 year       5 years      10 years

Class A (Incept. 7/2/90)                  (9.23)%        4.50%        10.32%

Class B (Incept. 9/6/96)                  (8.72)%        4.77%        10.25%

Class C (Incept. 4/1/98)                  (5.38)%        4.97%        10.24%

S&P 500 Index/3/                         (11.88)%       10.70%        12.93%

Russell 1000 Value Index                  (5.59)%       11.13%        14.13%

/1/ Performance shown for the Class A shares for periods prior to September 6, 1996, reflects the performance of the Investor Shares of the Pacifica Equity Value Fund, a predecessor portfolio with the same investment objective and policies. Performance shown for the Class B shares for periods prior to its inception reflect the performance of the Investor Shares adjusted to reflect this Class's fees and expenses. Performance shown for the Class C shares for periods prior to its inception reflects the performance of the Class B shares adjusted for this Class's fees and expenses.
/2/  Returns reflect applicable sales charges.
/3/  S&P 500 is a registered trademark of Standard and Poor's.

                                                      Stock Funds Prospectus  15

Performance History
--------------------------------------------------------------------------------

Growth Fund Class A Calendar Year Returns/1/*

  [GRAPH]

'92     13.44%
'93      8.44%
'94     (0.29)%
'95     28.90%
'96     21.72%
'97     19.05%
'98     29.16%
'99     21.09%
'00    (13.86)%
'01    (18.88)%

Best Qtr.: Q4 '98 . 23.40%               Worst Qtr.: Q3 '01 . (17.30)%

* Returns do not reflect sales charges. If they did, returns would be lower.

Average annual total return/1/
for the period ended 12/31/01            1 year       5 years      10 years

Class A (Incept. 8/2/90)                 (23.55)%        4.17%         8.98%

Class B (Incept. 1/1/95)/2/              (23.57)%        4.45%         8.91%

S&P 500 Index/3/                         (11.88)%       10.70%        12.93%

/1/  Returns reflect applicable sales charges.
/2/ Performance shown for periods prior to the inception of this Class reflects the performance of the Class A shares adjusted to reflect this Class's fees and expenses.
/3/  S&P 500 is a registered trademark of Standard and Poor's.

16  Stock Funds Prospectus

--------------------------------------------------------------------------------

Growth Equity Fund Class A Calendar Year Returns/2/*

  [GRAPH]

'92      5.06%
'93     19.75%
'94     (1.38)%
'95     24.87%
'96     18.78%
'97     20.09%
'98     16.50%
'99     25.66%
'00     (0.31)%
'01    (14.45)%

Best Qtr.: Q4 '99 . 19.99%               Worst Qtr.: Q3 '01 . (18.09)%

* Returns do not reflect sales charges. If they did, returns would be lower.

Average annual total return/1/
for the period ended 12/31/01            1 year       5 years      10 years

Class A (Incept. 5/2/96)/2/              (19.37)%        7.16%        10.03%

Class B (Incept. 5/6/96)/2/              (19.15)%        7.38%         9.86%

Class C (Incept. 10/1/98)/2/             (15.86)%        7.80%         9.95%

S&P 500 Index/3/                         (11.88)%       10.70%        12.93%

/1/  Returns reflect applicable sales charges.
/2/ Performance shown for periods prior to inception reflects performance of the Institutional Class shares adjusted to reflect the fees and expenses of this Class. For periods prior to November 11, 1994, performance shown reflects the performance of the predecessor collective investment fund, adjusted to reflect the fees and expenses of this Class. The collective investment fund was not a registered mutual fund and was not subject to certain investment limitations and other restrictions which, if applicable, may have adversely affected performance.
/3/  S&P 500 is a registered trademark of Standard and Poor's.

                                                      Stock Funds Prospectus  17

Performance History
--------------------------------------------------------------------------------

International Equity Fund Class A Calendar Year Returns*

  [GRAPH]

'98     16.03%
'99     51.16%
'00    (13.20)%
'01    (18.37)%

Best Qtr.: Q4 '99 . 33.55%               Worst Qtr.: Q3 '98 . (17.89)%

* Returns do not reflect sales charges. If they did, returns would be lower.

Average annual total return/1/                               Since
for the period ended 12/31/01                 1 year       Inception

Class A (Incept. 9/24/97)                     (23.08)%          2.97%

Class B (Incept. 9/24/97)                     (22.98)%          3.26%

Class C (Incept. 4/1/98)/2/                   (19.76)%          3.66%

MSCI/EAFE Index/3/                            (21.44)%        (1.28)%

/1/  Returns reflect applicable sales charges.
/2/ Performance shown for periods prior to the inception of this Class reflects the performance of the Class B shares adjusted to reflect this Class's fees and expenses.
/3/  Morgan Stanley Capital International/Europe, Australasia, and Far East
     Index.

18  Stock Funds Prospectus

--------------------------------------------------------------------------------

Large Company Growth Fund Class A Calendar Year Returns/2/*

  [GRAPH]

'92      1.85%
'93     (0.36)%
'94     (1.07)%
'95     29.24%
'96     25.11%
'97     33.35%
'98     47.97%
'99     32.96%
'00     (3.81)%
'01    (21.78)%

Best Qtr.: Q4 '98 . 31.61%               Worst Qtr.: Q1 '01 . (22.88)%

* Returns do not reflect sales charges. If they did, returns would be lower.

Average annual total return/1/
for the period ended 12/31/01            1 year       5 years      10 years

Class A (Incept. 10/1/98)/2/             (26.27)%       13.22%        11.69%

Class B (Incept. 10/1/98)/2/             (26.10)%       13.64%        11.59%

Class C (Incept. 11/8/99)/2/             (22.99)%       13.87%        11.59%

S&P 500 Index/3/                         (11.88)%       10.70%        12.93%

/1/  Returns reflect applicable sales charges.
/2/ Performance shown for periods prior to inception reflects performance of the Institutional Class shares adjusted to reflect the fees and expenses of this Class. For periods prior to November 11, 1994, performance shown reflects the performance of the predecessor collective investment fund, adjusted to reflect the fees and expenses of this Class. The collective investment fund was not a registered mutual fund and was not subject to certain investment limitations and other restrictions which, if applicable, may have adversely affected performance.
/3/  S&P 500 is a registered trademark of Standard and Poor's.

                                                      Stock Funds Prospectus  19

Performance History
--------------------------------------------------------------------------------

Mid Cap Growth Fund Class A Calendar Year Returns*

  [GRAPH]

'01     (27.02)%

Best Qtr.: Q4 '01 . 34.16%               Worst Qtr.: Q1 '01 . (33.50)%

* Returns do not reflect sales charges. If they did, returns would be lower.

Average annual total return/1/                               Since
for the period ended 12/31/01                 1 year       Inception

Class A (Incept. 10/16/00)                    (31.21)%       (37.87)%

Class B (Incept. 10/16/00)                    (31.28)%       (37.44)%

Russell Midcap(R) Index                        (5.62)%        (6.54)%

/1/  Returns reflect applicable sales charges.

20  Stock Funds Prospectus

--------------------------------------------------------------------------------

Small Cap Growth Fund Class A Calendar Year Returns/2/*

  [GRAPH]
'95     69.10%
'96     20.89%
'97     11.09%
'98     (5.97)%
'99    118.70%
'00    (23.35)%
'01    (24.69)%

Best Qtr.: Q4 '99 . 63.42%               Worst Qtr.: Q1 '01 . (31.56)%

* Returns do not reflect sales charges. If they did, returns would be lower.

Average annual total return/1/                                       Since
for the period ended 12/31/01            1 year       5 years      Inception

Class A (Incept. 9/16/96)/2/             (29.04)%        4.44%         14.76%

Class B (Incept. 9/16/96)/3/             (29.02)%        4.69%         14.93%

Class C (Incept. 12/15/97)/3/            (26.01)%        4.92%         14.92%

Russell 2000 Index                         2.49%         7.52%          8.19%

/1/  Returns reflect applicable sales charges.
/2/ Performance shown for the Class A shares for periods prior to September 16, 1996 reflects performance of the shares of the Small Capitalization Growth Fund for BRP Employment Retirement Plans (an unregistered bank collective investment fund), a predecessor portfolio which incepted on November 1, 1994, with the same investment objective and policies as the Stagecoach Small Cap Fund. The collective investment fund was not a registered mutual fund and was not subject to certain investment limitations, and other restrictions which, if applicable, may have adversely affected performance.
/3/ Performance shown for periods prior to the inception of this Class reflects the performance of the Class A shares adjusted to reflect this Class's fees and expenses.

                                                      Stock Funds Prospectus  21

Performance History
--------------------------------------------------------------------------------

As discussed in the Key Information section of this prospectus, the Small Company Value Fund is a Gateway fund in a "Core and Gateway" structure. The performance information shown below represents the performance of the core portfolio in which the Fund invests, which has a substantially identical investment objective and investment strategy. Please remember that prior performance is no guarantee of future results.


Small Company Value Fund Class A Calendar Year Returns/1/*

  [GRAPH]

'98     (9.39)%
'99      0.45%
'00     26.53%
'01     12.92%

Best Qtr.: Q2 '99 . 17.12%               Worst Qtr.: Q3 '98 . (19.31)%

* Returns do not reflect sales charges. If they did, returns would be lower.

Average annual total return/1/                                      Since
for the period ended 12/31/01            1 year      3 years      Inception/2/

Class A (Incept. 1/31/02)/1/               6.43%       10.59%          9.76%

Class B (Incept. 1/31/02)/1/               7.09%       11.16%         10.05%

Russell 2000 Index                         2.49%        6.42%          6.94%

/1/ Performance shown for periods prior to inception of this Class reflects performance of the Small Company Value Core Portfolio adjusted to reflect the fees and expenses of this Class.
/2/  The Small Company Value Core Portfolio incepted on June 1, 1997.

22  Stock Funds Prospectus

--------------------------------------------------------------------------------
Specialized Technology Fund Class A Calendar Year Returns*

  [GRAPH]

'01     (38.36)%

Best Qtr.: Q4 '01 . 39.40%        Worst Qtr.: Q1 '01 . (32.80)%


* Returns do not reflect sales charges. If they did, returns would be lower.


Average annual total return/1/
for the period ended 12/31/01                                  Since
                                                1 year       Inception

Class A (Incept. 9/18/00)                      (41.93)%       (51.29)%

Class B (Incept. 9/18/00)                      (41.83)%       (50.96)%

Class C (Incept. 9/18/00)                      (39.38)%       (49.37)%

S&P 500 Index                                  (11.88)%       (15.32)%

/1/ Returns reflect applicable sales charges.

                                                      Stock Funds Prospectus  23

Stock Funds
--------------------------------------------------------------------------------
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in a Fund. These tables do not reflect charges that may be imposed in connection with an account through which you hold Fund shares. A broker/dealer or financial institution maintaining the account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here. Expenses include core and gateway fees, where applicable.

--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
                                                                                   All Funds
                                                                       ---------------------------------
                                                                       CLASS A     CLASS B      CLASS C
--------------------------------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases
(as a percentage of offering price)                                       5.75%      None        None

Maximum deferred sales charge (load) (as a percentage of the lower of
the Net Asset Value ("NAV") at purchase or the NAV at redemption)          None/1/   5.00%       1.00%
--------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)/2/
---------------------------------------------------------------------------------------------------------
                                                         Diversified                   Equity
                                                         Equity Fund                 Income Fund
----------------------------------------------------------------------------------------------------------
                                                 CLASS A   CLASS B   CLASS C   CLASS A    CLASS B  CLASS C
-----------------------------------------------------------------------------------------------------------
Management Fees                                   0.89%     0.89%     0.89%     0.75%      0.75%    0.75%
Distribution (12b-1) Fees                         0.00%     0.75%     0.75%     0.00%      0.75%    0.75%
Other Expenses/3/                                 0.72%     0.77%     0.37%     0.76%      0.70%    0.52%
-----------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES              1.61%     2.41%     2.01%     1.51%      2.20%    2.02%
-----------------------------------------------------------------------------------------------------------
Fee Waivers                                       0.36%     0.41%     0.01%     0.41%      0.35%    0.17%
-----------------------------------------------------------------------------------------------------------
NET EXPENSES/4/                                   1.25%     2.00%     2.00%     1.10%      1.85%    1.85%
-----------------------------------------------------------------------------------------------------------
                                                        Growth Equity                  International
                                                             Fund                       Equity Fund
-----------------------------------------------------------------------------------------------------------
                                                  CLASS A   CLASS B   CLASS C   CLASS A   CLASS B   CLASS C
-----------------------------------------------------------------------------------------------------------
Management Fees                                      1.09%     1.09%    1.09%    1.00%    1.00%     1.00%
Distribution (12b-1) Fees                            0.00%     0.75%    0.75%    0.00%    0.75%     0.75%
Other Expenses/3/                                    0.84%     0.81%    0.48%    0.81%    0.95%     0.75%
-----------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                 1.93%     2.65%    2.32%    1.81%    2.70%     2.50%
-----------------------------------------------------------------------------------------------------------
Fee Waivers                                          0.43%     0.40%    0.07%    0.06%    0.20%     0.00%
-----------------------------------------------------------------------------------------------------------
NET EXPENSES/4/                                      1.50%     2.25%    2.25%    1.75%    2.50%     2.50%
-----------------------------------------------------------------------------------------------------------

/1/ Class A shares that are purchased at NAV in amounts of $1,000,000 or more may be assessed a 1.00% CDSC if they are redeemed within one year from the date of purchase. See "A Choice of Share Classes" for further information. All other Class A shares will not have a CDSC.
/2/ Expenses for gateway funds include expenses allocated from the core portfolio(s) in which each such Fund invests.
/3/ Other expenses may include expenses payable to affiliates of Wells Fargo
    Bank, N.A. Other expenses for the Large Cap Appreciation Fund have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.


24  Stock Funds Prospectus

                                                             Summary of Expenses
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    Equity Index                  Equity Value                    Growth
        Fund                          Fund                         Fund
--------------------------------------------------------------------------------
  CLASS A   CLASS B        CLASS A  CLASS B  CLASS C        CLASS A   CLASS B
--------------------------------------------------------------------------------
   0.25%     0.25%          0.75%    0.75%    0.75%          0.75%     0.75%
   0.00%     0.75%          0.00%    0.75%    0.75%          0.00%     0.75%
   0.63%     0.63%          0.95%    0.92%    1.20%          0.78%     0.73%
--------------------------------------------------------------------------------
   0.88%     1.63%          1.70%    2.42%    2.70%          1.53%     2.23%
--------------------------------------------------------------------------------
   0.21%     0.22%          0.52%    0.49%    0.77%          0.41%     0.36%
--------------------------------------------------------------------------------
   0.67%     1.41%          1.18%    1.93%    1.93%          1.12%     1.87%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
         Large Cap                Large Company                 Mid Cap
     Appreciation Fund             Growth Fund                Growth Fund
--------------------------------------------------------------------------------
 CLASS A  CLASS B  CLASS C  CLASS A  CLASS B  CLASS C  CLASS A  CLASS B CLASS C
--------------------------------------------------------------------------------
  0.70%    0.70%    0.70%    0.75%    0.75%    0.75%    0.75%    0.75%   0.75%
  0.00%    0.75%    0.75%    0.00%    0.75%    0.75%    0.00%    0.75%   0.75%
  0.58%    0.58%    0.58%    0.61%    0.69%    0.65%    1.72%    1.67%   2.27%
--------------------------------------------------------------------------------
  1.28%    2.03%    2.03%    1.36%    2.19%    2.15%    2.47%    3.17%   3.77%
--------------------------------------------------------------------------------
  0.08%    0.08%    0.08%    0.16%    0.44%    0.40%    1.07%    1.02%   1.62%
--------------------------------------------------------------------------------
  1.20%    1.95%    1.95%    1.20%    1.75%    1.75%    1.40%    2.15%   2.15%
--------------------------------------------------------------------------------
/4/ The adviser has committed through January 31, 2003 to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown.

                                                      Stock Funds Prospectus  25

Stock Funds
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)/1/
----------------------------------------------------------------------------------------------
                                                        Small Cap              Small Company
                                                       Growth Fund               Value Fund
                                               -----------------------------------------------
                                               CLASS A   CLASS B   CLASS C   CLASS A   CLASS B
----------------------------------------------------------------------------------------------
Management Fees                                 0.90%     0.90%     0.90%     0.90%     0.90%
Distribution (12b-1) Fees                       0.00%     0.75%     0.75%     0.00%     0.75%
Other Expenses/2/                               0.71%     0.67%     0.53%     0.58%     0.58%
----------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES            1.61%     2.32%     2.18%     1.48%     2.23%
----------------------------------------------------------------------------------------------
Fee Waivers                                     0.21%     0.17%     0.03%     0.08%     0.08%
----------------------------------------------------------------------------------------------
NET EXPENSES/3/                                 1.40%     2.15%     2.15%     1.40%     2.15%
----------------------------------------------------------------------------------------------

/1/ Expenses for gateway funds include expenses allocated from the core portfolio(s) in which each such Fund invests.
/2/ Other expenses may include expenses payable to affiliates of Wells Fargo
    Bank, N.A. Other expenses for the Small Company Value Fund are based on estimated amounts for the current fiscal year.
/3/ The adviser has committed through January 31, 2003 to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown.

26  Stock Funds Prospectus

                                                             Summary of Expenses
--------------------------------------------------------------------------------

         Specialized Health                            Specialized
            Sciences Fund                            Technology Fund
--------------------------------------------------------------------------------
  CLASS A      CLASS B       CLASS C       CLASS A       CLASS B       CLASS C
--------------------------------------------------------------------------------
   0.95%        0.95%         0.95%         1.05%         1.05%         1.05%
   0.00%        0.75%         0.75%         0.00%         0.75%         0.75%
   1.71%        1.76%         2.29%         0.95%         0.92%         0.86%
--------------------------------------------------------------------------------
   2.66%        3.46%         3.99%         2.00%         2.72%         2.66%
--------------------------------------------------------------------------------
   1.01%        1.06%         1.59%         0.25%         0.22%         0.16%
--------------------------------------------------------------------------------
   1.65%        2.40%         2.40%         1.75%         2.50%         2.50%
--------------------------------------------------------------------------------

                                                      Stock Funds Prospectus  27

Stock Funds
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EXAMPLE OF EXPENSES
--------------------------------------------------------------------------------

These examples are intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. The examples assume a fixed rate of return and that fund operating expenses remain the same. Your actual costs may be higher or lower than those shown.

You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you redeem your shares at the end of each period:

--------------------------------------------------------------------------------
                         Diversified Equity               Equity Income
                                Fund                          Fund
                    ---------------------------   ------------------------------
                    CLASS A   CLASS B   CLASS C   CLASS A   CLASS B    CLASS C
--------------------------------------------------------------------------------
   1 YEAR           $  695     $  703    $  303    $  681    $  688     $  288
   3 YEARS          $1,021     $1,012    $  630    $  987    $  955     $  617
   5 YEARS          $1,369     $1,449    $1,082    $1,315    $1,348     $1,072
  10 YEARS          $2,348     $2,423    $2,337    $2,240    $2,250     $2,334
--------------------------------------------------------------------------------
                           Growth Equity                  International
                               Fund                        Equity Fund
                    ---------------------------   ------------------------------
                    CLASS A   CLASS B   CLASS C   CLASS A   CLASS B    CLASS C
--------------------------------------------------------------------------------
   1 YEAR           $  719     $  728    $  328    $  743    $  753     $  353
   3 YEARS          $1,107     $1,086    $  718    $1,106    $1,119     $  779
   5 YEARS          $1,519     $1,569    $1,234    $1,493    $1,612     $1,331
  10 YEARS          $2,666     $2,697    $2,651    $2,575    $2,701     $2,836
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you do NOT redeem your shares at the end of each period:
--------------------------------------------------------------------------------
                         Diversified Equity              Equity Income
                               Fund                          Fund
                    ---------------------------   ------------------------------
                    CLASS A   CLASS B   CLASS C   CLASS A   CLASS B    CLASS C
--------------------------------------------------------------------------------
   1 YEAR           $  695     $  203    $  203    $  681    $  188     $  188
   3 YEARS          $1,021     $  712    $  680    $  987    $  655     $  617
   5 YEARS          $1,369     $1,249    $1,082    $1,315    $1,148     $1,072
  10 YEARS          $2,348     $2,413    $2,337    $2,240    $2,250     $2,334
--------------------------------------------------------------------------------
                           Growth Equity                     International
                               Fund                           Equity Fund
                    ---------------------------   ------------------------------
                    CLASS A   CLASS B   CLASS C   CLASS A    CLASS B   CLASS C
--------------------------------------------------------------------------------
   1 YEAR           $  719     $  228    $  228    $  743    $  253     $  253
   3 YEARS          $1,107     $  786    $  718    $1,106    $  819     $  779
   5 YEARS          $1,519     $1,369    $1,234    $1,493    $1,412     $1,331
  10 YEARS          $2,666     $2,697    $2,651    $2,575    $2,701     $2,836
--------------------------------------------------------------------------------

28  Stock Funds Prospectus

                                                             Summary of Expenses
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
           Equity Index                             Equity Value                                 Growth
               Fund                                     Fund                                      Fund
------------------------------------------------------------------------------------------------------------------------
      CLASS A        CLASS B           CLASS A        CLASS B        CLASS C             CLASS A        CLASS B
------------------------------------------------------------------------------------------------------------------------
       $  640         $  644            $  688         $  696         $  296              $  683         $  690
       $  820         $  793            $1,032         $1,008         $  765              $  993         $  963
       $1,015         $1,066            $1,399         $1,446         $1,361              $1,325         $1,362
       $1,579         $1,619            $2,427         $2,456         $2,975              $2,261         $2,277
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
         Large Cap                    Large Company                    Mid Cap                        Small Cap
    Appreciation Fund                  Growth Fund                   Growth Fund                     Growth Fund
------------------------------------------------------------------------------------------------------------------------
CLASS A   CLASS B   CLASS C    CLASS A   CLASS B   CLASS C    CLASS A   CLASS B   CLASS C    CLASS A   CLASS B   CLASS C
------------------------------------------------------------------------------------------------------------------------
 $  690    $  698    $  298     $  690    $  678    $  278     $  709    $  718    $  318     $  709    $  718    $  318
 $  950    $  929    $  629     $  966    $  943    $  635     $1,204    $1,182    $1,003     $1,034    $1,008    $  679
 $1,230    $1,286    $1,086     $1,262    $1,334    $1,118     $1,724    $1,771    $1,808     $1,382    $1,425    $1,167
 $2,025    $2,069    $2,352     $2,103    $2,179    $2,451     $3,143    $3,167    $3,907     $2,360    $2,382    $2,511
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
           Equity Index                             Equity Value                                 Growth
               Fund                                     Fund                                      Fund
------------------------------------------------------------------------------------------------------------------------
      CLASS A        CLASS B           CLASS A        CLASS B        CLASS C             CLASS A        CLASS B
------------------------------------------------------------------------------------------------------------------------
       $  640         $  144            $  688         $  196         $  196              $  683         $  190
       $  820         $  493            $1,032         $  708         $  765              $  993         $  663
       $1,015         $  866            $1,399         $1,246         $1,361              $1,325         $1,162
       $1,579         $1,619            $2,427         $2,456         $2,975              $2,261         $2,277
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
         Large Cap                    Large Company                    Mid Cap                        Small Cap
    Appreciation Fund                  Growth Fund                   Growth Fund                     Growth Fund
------------------------------------------------------------------------------------------------------------------------
CLASS A   CLASS B   CLASS C    CLASS A   CLASS B   CLASS C    CLASS A   CLASS B   CLASS C    CLASS A   CLASS B   CLASS C
------------------------------------------------------------------------------------------------------------------------
 $  690    $  198    $  198     $  690    $  178    $  178     $  709    $  218    $  218     $  709    $  218    $  218
 $  950    $  629    $  629     $  966    $  643    $  635     $1,204    $  882    $1,003     $1,034    $  708    $  679
 $1,230    $1,086    $1,086     $1,262    $1,134    $1,118     $1,724    $1,571    $1,808     $1,382    $1,225    $1,167
 $2,025    $2,069    $2,352     $2,103    $2,179    $2,451     $3,143    $3,167    $3,907     $2,360    $2,382    $2,511
------------------------------------------------------------------------------------------------------------------------

                                                      Stock Funds Prospectus  29

Stock Funds                                                  Summary of Expenses
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EXAMPLE OF EXPENSES
--------------------------------------------------------------------------------
These examples are intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. The examples assume a fixed rate of return and that fund operating expenses remain the same. Your actual costs may be higher or lower than those shown.

You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you redeem your shares at the end of each period:

--------------------------------------------------------------------------------------------
                 Small Company           Specialized Health               Specialized
                   Value Fund               Sciences Fund               Technology Fund
               -----------------------------------------------------------------------------
               CLASS A  CLASS B      CLASS A  CLASS B  CLASS C     CLASS A  CLASS B  CLASS C
--------------------------------------------------------------------------------------------
   1 YEAR       $  709   $  718       $  733   $  743   $  343      $  743   $  753   $  353
   3 YEARS      $1,009   $  990       $1,264   $1,264   $1,070      $1,144   $1,124   $  811
   5 YEARS      $1,329   $1,388       $1,819   $1,907   $1,914      $1,569   $1,620   $1,396
  10 YEARS      $2,235   $2,280       $3,326   $3,403   $4,099      $2,750   $2,781   $2,981
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you do NOT redeem your shares at the end of each period:
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
                 Small Company           Specialized Health               Specialized
                   Value Fund               Sciences Fund               Technology Fund
               -----------------------------------------------------------------------------
               CLASS A  CLASS B      CLASS A  CLASS B  CLASS C     CLASS A  CLASS B  CLASS C
--------------------------------------------------------------------------------------------
   1 YEAR       $  709   $  218       $  733   $  243   $  243      $  743   $  253   $  253
   3 YEARS      $1,009   $  690       $1,264   $  964   $1,070      $1,144   $  824   $  811
   5 YEARS      $1,329   $1,188       $1,819   $1,707   $1,914      $1,569   $1,420   $1,396
  10 YEARS      $2,235   $2,280       $3,326   $3,403   $4,099      $2,750   $2,781   $2,981
--------------------------------------------------------------------------------------------

30  Stock Funds Prospectus

Key Information
--------------------------------------------------------------------------------

In this Prospectus,"we" generally refers to Wells Fargo Funds Trust (the "Trust"), or Wells Fargo Funds Management, LLC ("Funds Management"), the Funds' investment adviser. "We" may also refer to the Funds' other service providers. "You" refers to the shareholder or potential investor.

--------------------------------------------------------------------------------
Core/Gateway Structure
Some of the Funds in this Prospectus are "gateway" funds in a "core and gateway" structure. In this structure, a gateway fund invests substantially all of its assets in one or more core portfolios of Wells Fargo Core Trust or other stand-alone funds of Wells Fargo Funds whose objectives and investment strategies are consistent with the gateway fund's investment objective. Through this structure gateway funds can enhance their investment opportunities and reduce their expenses by sharing the costs and benefits of a larger pool of assets. Core portfolios offer their shares to multiple gateway funds and other core portfolios rather than directly to the public. Certain administrative and other fees and expenses are charged to both the gateway fund and the core portfolio(s).The services provided and fees charged to a gateway fund are in addition to and not duplicative of the services provided and fees charged to the core portfolios. Fees relating to investments in other stand-alone funds are waived to the extent that they are duplicative, or would exceed certain defined limits. References to the investment activities of a gateway fund are intended to refer to the investment activities of the core portfolio(s) in which it invests.

--------------------------------------------------------------------------------
Important information you should look for as you decide to invest in a Fund:
The summary information on the previous pages is designed to provide you with an overview of each Fund. The sections that follow provide more detailed information about the investment activities and management of each Fund.

--------------------------------------------------------------------------------
Investment Objective and Investment Strategies
The investment objective of each Fund in this Prospectus is non-fundamental, that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for each Fund tells you:

 .  what the Fund is trying to achieve;
 . how we intend to invest your money; and . what makes the Fund different from the other Funds offered in this
   Prospectus.

--------------------------------------------------------------------------------
Permitted Investments
A summary of the Fund's key permitted investments and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis. Percentages of the "Fund's assets" are measured as percentages of net assets plus borrowings for investment purposes.

--------------------------------------------------------------------------------
Important Risk Factors
Describes the key risk factors for the Fund, and includes risks described in the "Summary of Important Risks" and "Additional Strategies and General Investment Risks" sections.

Words appearing in italicized print and highlighted in color are defined in the Glossary.

                                                      Stock Funds Prospectus  31

Diversified Equity Fund
--------------------------------------------------------------------------------

Investment Objective
The Diversified Equity Fund seeks long-term capital appreciation with moderate annual return volatility by diversifying its investments among different equity investment styles.

--------------------------------------------------------------------------------

Investment Strategies
The Fund is a gateway fund that invests in a "multi-style" equity investment approach designed to minimize the volatility and risk of investing in a single equity investment style. "Style" means either an approach to selecting investments, or a type of investment that is selected for a Fund. We currently invest in 11 core portfolios. We may make changes in the asset allocation at any time in response to market and other conditions. We also may invest in more or fewer core portfolios and other Wells Fargo Funds, or invest directly in a portfolio of securities.

--------------------------------------------------------------------------------

Permitted Investments
Under normal circumstances, we invest at least 80% of the Fund's assets in equity securities, using a combination of 5 different equity investment styles-- index, equity income, large company, small cap, and international--for the Fund's investments. We allocate the assets dedicated to large company investments to 3 Portfolios, the assets allocated to small cap investments to 4 Portfolios and the assets allocated to international investments to 2 Portfolios.

--------------------------------------------------------------------------------

Portfolio Allocation
Under normal circumstances, the core portfolio allocations for the Fund are as follows:

Investment Style/Portfolios                Allocation

Index Portfolio                            25%
Equity Income Portfolio                    25%
Large Company Style                        25%
   Large Cap Appreciation Portfolio              2.5%
   Large Company Growth Portfolio                 20%
   Disciplined Growth Portfolio                  2.5%
Small Cap Style                            10%
   Small Cap Index Portfolio                     2.5%
   Small Company Growth Portfolio                2.5%
   Small Company Value Portfolio                 2.5%
   Small Cap Value Portfolio                     2.5%
International Style                        15%
   International Portfolio                      7.50%
   International Equity Portfolio               7.50%
TOTAL FUND ASSETS                         100%

32  Stock Funds Prospectus

--------------------------------------------------------------------------------

Portfolio Management
Please see the "Description of Core Portfolios" section on page 112 for the objective and principal strategies of each portfolio, and the "Portfolio Managers" section on page 114 for the professional summaries for these managers.

Core Portfolio                Sub-Adviser      Portfolio Manager(s)

Index                         WCM              David D. Sylvester and
                                               Laurie R. White

Equity Income                 WCM              David L. Roberts, CFA and
                                               Gary J. Dunn, CFA

Large Cap Appreciation        Cadence          David B. Breed, CFA and
                                               Wayne A. Wicker, CFA

Large Company Growth          Peregrine        John S. Dale, CFA and
                                               Gary E. Nussbaum, CFA

Disciplined Growth            Smith            Stephen S. Smith, CFA

Small Cap Index               WCM              David D. Sylvester and
                                               Laurie R. White

Small Company Growth          Peregrine        Robert B. Mersky, CFA and
                                               Paul E. von Kuster, CFA

Small Company Value           Peregrine        Tasso H. Coin, Jr., CFA and
                                               Douglas G. Pugh, CFA

Small Cap Value               Smith            Stephen S. Smith, CFA

International                 Schroder         Michael Perelstein

International Equity          WCM              Cynthia Tusan, CFA and
                                               Sabrina Yih, CFA

--------------------------------------------------------------------------------
Important Risk Factors
The Fund is primarily subject to the risks described under "Common Risks for the Funds" on page 8. Stocks selected for their dividend income may be more sensitive to interest rate changes than other stocks. Stocks of small and medium-sized companies purchased for this Fund may be more volatile and less liquid than those of large company stocks. Fund assets that track the performance of an index do so whether the index rises or falls.

You should consider these risks, along with the "Additional Strategies and General Investment Risks" section beginning on page 84. These considerations are all important to your investment choice.

                                                      Stock Funds Prospectus  33

Diversified Equity Fund
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years (or since inception, if shorter). Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.

--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
--------------------------------------------------------------------------------

                                                        CLASS A SHARES--COMMENCED
                                                        ON MAY 2, 1996
                                                        -------------------------------------------------------
                                                        Sept. 30,   Sept. 30,   Sept. 30,    May 31,    May 31,
   For the period ended:                                   2001        2000        1999/1/    1999       1998
                                                        -------------------------------------------------------
   Net asset value, beginning of period                 $  52.73     $ 48.01     $ 48.25    $ 43.06    $ 36.51

   Income from investment operations:
     Net investment income (loss)                           0.09        0.16        0.07       0.08       0.16
     Net realized and unrealized gain (loss)
        on investments                                    (11.70)       7.39       (0.31)      6.29       8.99

   Total from investment operations                       (11.61)       7.55       (0.24)      6.37       9.15

   Less distributions:
     Dividends from net investment income                  (0.17)      (0.16)       0.00      (0.20)     (0.27)
     Distributions from net realized gain                  (4.62)      (2.67)       0.00      (0.98)     (2.33)

   Total from distributions                                (4.79)      (2.83)       0.00      (1.18)     (2.60)

   Net asset value, end of period                       $  36.33     $ 52.73     $ 48.01    $ 48.25    $ 43.60

   Total return/5/                                        (24.07)%      15.99%     (0.50)%     15.08%     26.08%

   Ratios/supplemental data:
     Net assets, end of period (000s)                   $ 74,038     $95,646     $70,624    $69,768    $56,350

   Ratios to average net assets (annualized):
     Ratio of expenses to average net assets/2/             1.15%       1.00%       1.00%      1.00%      1.00%
     Ratio of net investment income (loss) to
        average net assets                                  0.23%       0.31%       0.45%      0.47%      0.60%

   Portfolio turnover                                         34%/3/      38%/3/      13%/3/     35%/3/     23%/3/

   Ratio of expenses to average net assets
      prior to waived fees and reimbursed
      expenses(annualized)/2/,/4/                           1.61%       1.51%       1.20%      1.22%      1.20%
---------------------------------------------------------------------------------------------------------------

/1/ The Fund changed its fiscal year-end from May 31 to September 30.
/2/ Includes expenses allocated from the Portfolio(s) in which the Fund invests. /3/ Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund's investment percentage in the respective Portfolio by the corresponding Portfolio's portfolio turnover rate.
/4/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
/5/ Total returns do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns for less than one year are not annualized.

34  Stock Funds Prospectus

                                                            Financial Highlights
--------------------------------------------------------------------------------

             CLASS B SHARES--COMMENCED
             ON MAY 6, 1996
--------------------------------------------------------------------------------
  May 31,    Sept. 30,   Sept. 30,   Sept. 30,    May 31,    May 31,    May 31,
   1997        2001        2000        1999/1/     1999       1998       1997
--------------------------------------------------------------------------------
  $ 30.56    $  51.70    $  47.33    $  47.69    $  42.69    $ 36.31    $ 30.54


     0.20       (0.17)      (0.18)      (0.04)      (0.11)     (0.06)      0.03

     6.10      (11.50)       7.22       (0.32)       6.09       8.85       6.00

     6.30      (11.67)       7.04       (0.36)       5.98       8.79       6.03


    (0.16)       0.00        0.00        0.00        0.00      (0.08)     (0.07)
    (0.19)      (4.62)      (2.67)       0.00       (0.98)     (2.33)     (0.19)

    (0.35)      (4.62)      (2.67)       0.00       (0.98)     (2.41)     (0.26)

  $ 36.51    $  35.41    $  51.70    $  47.33    $  47.69    $ 42.69    $ 36.31

    20.75%     (24.65)%     15.10%      (0.75)%     14.24%     25.13%     19.86%


  $25,271    $111,956    $143,472    $113,874    $111,106    $81,548    $33,870


     1.02%       1.90%       1.75%       1.75%       1.75%      1.75%      1.76%

     0.81%      (0.52)%     (0.44)%     (0.30)%     (0.28)%    (0.15)%     0.09%

       48%         34%/3/      38%/3/      13%/3/      35%/3/     23%/3/     48%



     1.40%       2.41%       2.28%       2.20%       2.22%      2.19%      2.41%
--------------------------------------------------------------------------------

                                                      Stock Funds Prospectus  35

Diversified Equity Fund                                     Financial Highlights
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years (or since inception, if shorter). Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.

--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
--------------------------------------------------------------------------------

                                                            CLASS C SHARES--COMMENCED
                                                            ON OCTOBER 1, 1998
                                                            --------------------------------------------------
                                                            Sept. 30,     Sept. 30,     Sept. 30,      May 31,
For the period ended:                                         2001          2000          1999/1/       1999
                                                            --------------------------------------------------
Net asset value, beginning of period                        $  52.36       $ 47.90       $ 48.26       $ 38.71

Income from investment operations:
 Net investment income (loss)                                  (0.16)        (0.07)         0.08          0.08
 Net realized and unrealized gain (loss)
  on investments                                              (11.67)         7.20         (0.44)         1.65

Total from investment operations                              (11.83)         7.13         (0.36)        10.73

Less distributions:
 Dividends from net investment income                          (0.00)         0.00          0.00         (0.20)
 Distributions from net realized gain                          (4.62)        (2.67)         0.00         (0.98)

Total from distributions                                       (4.62)        (2.67)         0.00         (1.18)

Net asset value, end of period                              $  35.91       $ 52.36       $ 47.90       $ 48.26

Total return/5/                                               (24.64)%       15.11%        (0.75)%       28.02%

Ratios/supplemental data:
 Net assets, end of period (000s)                           $  7,693       $ 8,526       $ 2,018       $   542

Ratios to average net assets (annualized):
 Ratio of expenses to average net assets/2/                     1.90%         1.75%         1.75%         1.75%
 Ratio of net investment income (loss) to
  average net assets                                           (0.52)%       (0.40)%       (0.28)%       (0.28)%

Portfolio turnover/3/                                             34%           38%           13%           35%

Ratio of expenses to average net assets
 prior to waived fees and reimbursed
 expenses(annualized)/2/,/4/                                    2.01%         2.95%         2.63%         5.15%

/1/ The Fund changed its fiscal year-end from May 31 to September 30.
/2/ Includes expenses allocated from the Portfolio(s) in which the Fund invests. /3/ Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund's investment percentage in the respective Portfolio by the corresponding Portfolio's portfolio turnover rate.
/4/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
/5/ Total returns do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns for periods of less than one year are not annualized.

36  Stock Funds Prospectus

Equity Income Fund
--------------------------------------------------------------------------------

Portfolio Managers: David L. Roberts, CFA; Gary J. Dunn, CFA

--------------------------------------------------------------------------------

Investment Objective
The Equity Income Fund seeks long-term capital appreciation and above-average dividend income.

--------------------------------------------------------------------------------

Investment Strategies
The Fund is a gateway fund that invests its assets in a core portfolio with a substantially similar investment objective and investment strategies. We invest primarily in common stocks of large U.S. companies with strong return potential based on current market valuations. We emphasize investment primarily in securities of companies with above-average dividend income. We use various valuation measures when selecting securities for the portfolio, including above-average dividend yields and below industry average price-to-earnings, price-to-book and price-to-sales ratios. We focus our investment strategy on large-capitalization stocks.

--------------------------------------------------------------------------------

Permitted Investments
Under normal circumstances, we invest:

 .  at least 80% of the Fund's assets in income-producing equity securities;
   and
 . at least 80% of the Fund's assets in securities of companies with market capitalizations of $3 billion or more.

We may invest in preferred stocks, convertible debt securities, and securities of foreign companies. We will normally limit our investment in a single issuer to 10% or less of total assets. We may invest in additional core portfolios and other Wells Fargo Funds, or invest directly in a portfolio of securities.

--------------------------------------------------------------------------------

Important Risk Factors
The Fund is primarily subject to the "Equity Securities" risks described under "Common Risks for the Funds" on page 8. Stocks selected for their dividend yields may be more sensitive to interest rate changes than other stocks.

You should consider these risks, along with the "Additional Strategies and General Investment Risks" section beginning on page 84. These considerations are all important to your investment choice.

                                                      Stock Funds Prospectus  37

Equity Income Fund
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years (or since inception, if shorter). Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.

-------------------------------------------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
-------------------------------------------------------------------------------------------------------------------
                                                 CLASS A SHARES--COMMENCED
                                                 ON MAY 2, 1996
                                                 ------------------------------------------------------------------
                                                 Sept. 30,      Sept. 30,      Sept. 30,       May 31,      May 31,
For the period ended:                              2001           2000           1999/1/        1999         1998
                                                 ------------------------------------------------------------------
Net asset value, beginning of period             $  41.28       $  44.20       $  46.36       $  41.19      $ 33.16

Income from investment operations:
  Net investment income (loss)                       0.36           0.44           0.17           0.51         0.52
  Net realized and unrealized gain (loss)
     on investments                                 (4.05)          0.10          (2.09)          5.45         8.77

Total from investment operations                    (3.69)          0.54          (1.92)          5.96         9.29

Less distributions:
  Dividends from net investment income              (0.36)         (0.42)         (0.24)         (0.53)       (0.54)
  Distributions from net realized gain               0.00          (3.04)          0.00          (0.26)       (0.72)

Total from distributions                            (0.36)         (3.46)         (0.24)         (0.79)       (1.26)

Net asset value, end of period                   $  37.23       $  41.28       $  44.20       $  46.36      $ 41.19

Total return/5/                                     (8.97)%         1.17%         (4.16)%        14.74%       28.64%

Ratios/supplemental data:
  Net assets, end of period (000s)               $165,304       $196,314       $109,081       $105,162      $75,144

Ratios to average net assets (annualized):
  Ratio of expenses to average net assets            1.10%/2/       1.10%/2/       0.85%/2/       0.85%/2/     0.85%/2/
  Ratio of net investment income (loss) to
    average net assets                               0.86%          1.07%          1.12%          1.23%        1.44%

Portfolio turnover                                      3%/3/          9%/3/          5%/3/          3%/3/        3%/3/

Ratio of expenses to average net assets
   prior to waived fees and reimbursed
   expenses(annualized)/4/                           1.51%/2/       1.28%/2/       0.90%/2/       0.93%/2/     0.91%/2/

/1/ The Fund changed its fiscal year-end from May 31 to September 30.
/2/ Includes expenses allocated from the Portfolio(s) in which the Fund invests. /3/ Portfolio turnover rate represents the activity from the Fund's investment in a single Portfolio.
/4/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
/5/ Total returns do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns for periods of less than one year are not annualized.

38  Stock Funds Prospectus

                                                            Financial Highlights
--------------------------------------------------------------------------------

                CLASS B SHARES--COMMENCED
                ON MAY 2, 1996
--------------------------------------------------------------------------------------------
    May 31,     Sept. 30,     Sept. 30,     Sept. 30,      May 31,      May 31,      May 31,
     1997         2001          2000          1999/1/       1999         1998         1997
--------------------------------------------------------------------------------------------
   $ 27.56      $  41.22      $  44.17      $  46.27      $  41.12      $ 33.09      $ 27.54


      0.57          0.05          0.11          0.05          0.19         0.24         0.36

      5.54         (4.03)         0.11         (2.08)         5.45         8.75         5.52

      6.11         (3.98)         0.22         (2.03)         5.64         8.99         5.88


     (0.51)        (0.06)        (0.13)        (0.07)        (0.23)       (0.24)       (0.33)
      0.00          0.00         (3.04)         0.00         (0.26)       (0.72)        0.00

     (0.51)        (0.06)        (3.17)        (0.07)        (0.49)       (0.96)       (0.33)

   $ 33.16      $  37.18      $  41.22      $  44.17      $  46.27      $ 41.12      $ 33.09

     22.40%        (9.67)%        0.41%        (4.40)%       13.90%       27.67%       21.48%


   $43,708      $134,403      $152,682      $118,792      $106,688      $67,685      $33,626


      0.85%         1.85%/2/      1.85%/2/      1.60%/2/      1.60%/2/     1.60%/2/     1.59%

      1.95%         0.12%         0.28%         0.37%         0.48%        0.69%        1.24%

         5%            3%/3/         9%/3/         5%/3/         3%/3/        3%/3/        5%



      0.93%         2.20%/2/      2.03%/2/      1.90%/2/      1.94%/2/     1.91%/2/     1.96%
--------------------------------------------------------------------------------------------

                                                      Stock Funds Prospectus  39

Equity Income Fund                                          Financial Highlights
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years (or since inception, if shorter). Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.

----------------------------------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
----------------------------------------------------------------------------------------------------------
                                                      CLASS C SHARES--COMMENCED
                                                      ON OCTOBER 1, 1998
                                                      ----------------------------------------------------
                                                      Sept. 30,       Sept. 30,     Sept. 30,      May 31,
For the period ended:                                    2001           2000          1999/1/       1999
                                                      ----------------------------------------------------
Net asset value, beginning of period                   $ 42.32         $45.30        $ 47.49       $37.26

Income from investment operations:
  Net investment income (loss)                            0.05           0.19           0.08         0.47
  Net realized and unrealized gain (loss)
     on investments                                      (4.14)          0.03          (2.17)       10.39

Total from investment operations                         (4.09)          0.22          (2.09)       10.86

Less distributions:
  Dividends from net investment income                   (0.05)         (0.16)         (0.10)       (0.48)
  Distributions from net realized gain                    0.00          (3.04)          0.00        (0.15)

Total from distributions                                 (0.05)         (3.20)         (0.10)       (0.63)

Net asset value, end of period                         $ 38.18         $42.32        $ 45.30       $47.49

Total return/5/                                          (9.66)%         0.41%         (4.41)%      28.55%

Ratios/supplemental data:
  Net assets, end of period (000s)                     $ 7,508         $7,115        $ 2,124       $1,106

Ratios to average net assets (annualized):
  Ratio of expenses to average net assets/2/              1.85%          1.85%          1.60%        1.60%
  Ratio of net investment income (loss) to
     average net assets                                   0.14%          0.29%          0.42%        0.48%

Portfolio turnover/3/                                        3%             9%             5%           3%

Ratio of expenses to average net assets
   prior to waived fees and reimbursed
   expenses(annualized)/2/,/4/                            2.02%          1.96%          2.37%        4.37%
----------------------------------------------------------------------------------------------------------

/1/ The Fund changed its fiscal year-end from May 31 to September 30.
/2/ Includes expenses allocated from the Portfolio(s) in which the Fund invests. /3/ Portfolio turnover rate represents the activity from the Fund's investment in a single Portfolio.
/4/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
/5/ Total returns do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns for periods of less than one year are not annualized.

40  Stock Funds Prospectus

Equity Index Fund
--------------------------------------------------------------------------------

Portfolio Managers: David D. Sylvester; Laurie R. White

--------------------------------------------------------------------------------

Investment Objective
The Equity Index Fund seeks to approximate to the extent practicable the total rate of return of substantially all common stocks composing the S&P 500 Index before fees and expenses.

--------------------------------------------------------------------------------

Investment Strategies
We invest in common stocks to replicate the S&P 500 Index. We do not individually select common stocks based on the basis of traditional investment analysis. Instead, we invest in each company comprising the S&P 500 Index in proportion to its weighting in the S&P 500 Index. We attempt to achieve at least a 95% correlation between the performance of the S&P 500 Index and our investment results, before expenses. This correlation is sought regardless of market conditions.

A precise duplication of the performance of the S&P 500 Index would mean that the NAV of Fund shares, including dividends and capital gains would increase or decrease in exact proportion to changes in the S&P 500 Index. Such a 100% correlation is not feasible. We continuously monitor the performance and composition of the S&P 500 Index and adjust the Fund's portfolio as necessary to reflect any changes to the S&P 500 Index and to maintain a 95% or better performance correlation before fees and expenses.

--------------------------------------------------------------------------------

Permitted Investments
Under normal circumstances, we invest:

 . at least 80% of the Fund's assets in a diversified portfolio of equity securities designed to replicate the holdings and weightings of the stocks listed in the S&P 500 Index;
 .  in stock index futures and options on stock indexes as a substitute for comparable position in the underlying securities; and . in interest-rate futures contracts, options or interest-rate swaps and index swaps.

--------------------------------------------------------------------------------

Important Risk Factors
The Fund is primarily subject to the "Equity Securities" risks described under "Common Risks for the Funds" on page 8. We attempt to match as closely as possible the performance of the S&P 500 Index. Funds that track the performance of an index do so whether the index rises or falls. Our ability to track the performance of the S&P 500 Index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

You should consider these risks, along with the "Additional Strategies and General Investment Risks" section beginning on page 84. These considerations are all important to your investment choice.

                                                      Stock Funds Prospectus  41

Equity Index Fund
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years (or since inception, if shorter). Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.

---------------------------------------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
---------------------------------------------------------------------------------------------------------------
                                                          CLASS A SHARES--COMMENCED
                                                          ON JANUARY 25, 1984
                                                          -----------------------------------------------------
                                                          Sept. 30,     Sept. 30,      Sept. 30,      Sept. 30,
For the period ended:                                       2001          2000           1999           1998/1/
                                                          -----------------------------------------------------
Net asset value, beginning of period                      $  84.54      $  78.14       $  64.93       $  70.32

Income from investment operations:
  Net investment income (loss)                                0.43          0.33           0.53           0.33
  Net realized and unrealized gain (loss)
     on investments                                         (21.00)         9.36          16.54          (5.39)

Total from investment operations                            (20.57)         9.69          17.07          (5.06)

Less distributions:
  Dividends from net investment income                       (0.35)        (0.10)         (0.53)         (0.33)
  Distributions from net realized gain                       (9.42)        (3.19)         (3.33)          0.00

Total from distributions                                     (9.77)        (3.29)         (3.86)         (0.33)

Net asset value, end of period                            $  54.20      $  84.54       $  78.14       $  64.93

Total return/4/                                             (27.03)%       12.43%         26.82%         (7.22%)

Ratios/supplemental data:
  Net assets, end of period (000s)                        $382,462      $596,083       $611,111       $518,778

Ratios to average net assets (annualized):
  Ratio of expenses to average net assets                     0.67%         0.71%          0.71%          0.71%
  Ratio of net investment income (loss) to
     average net assets                                       0.67%         0.54%          0.68%          0.94%

Portfolio turnover                                               4%            8%             6%             6%

Ratio of expenses to average net assets prior to
   waived fees and reimbursed expenses (annualized)/5/        0.88%         0.85%          0.80%          0.77%
---------------------------------------------------------------------------------------------------------------

/1/ The Fund changed its fiscal year-end from March 31 to September 30.
/2/ The Fund changed its fiscal year-end from September 30 to March 31.
/3/ Reflects activity of the Master Portfolio prior to December 15, 1997.
/4/ Total returns do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns for periods of less than one year are not annualized.
/5/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

42  Stock Funds Prospectus

                                                            Financial Highlights
--------------------------------------------------------------------------------

                                CLASS B SHARES--COMMENCED
                                ON FEBRUARY 17, 1998
---------------------------------------------------------------------------------------------------
  March 31,      March 31,      Sept. 30,      Sept. 30,     Sept. 30,     Sept. 30,      March 31,
    1998           1997/2/         2001           2000          1999          1998/1/       1998
---------------------------------------------------------------------------------------------------
  $  49.60       $  46.24        $ 84.06        $ 78.19       $ 65.03       $ 70.41        $65.18


      0.48           0.25          (0.02)         (0.16)        (0.03)         0.04         (0.01)

     22.31           4.61         (20.91)          9.22         16.52         (5.38)         5.24

     22.79           4.86         (20.93)          9.06         16.49         (5.34)         5.23


     (0.48)         (0.25)          0.00           0.00          0.00         (0.04)         0.00
     (1.59)         (1.25)         (9.35)         (3.19)        (3.33)         0.00          0.00

     (2.07)         (1.50)         (9.35)         (3.19)        (3.33)        (0.04)         0.00

  $  70.32       $  49.60        $ 53.78        $ 84.06       $ 78.19       $ 65.03        $70.41

     46.48%         10.63%        (27.57)%        11.58%        25.86%        (7.59)%        8.02%


  $578,882       $406,739        $71,450        $96,378       $66,931       $17,499        $3,811


      0.89%/3/       0.97%/3/       1.41%          1.46%         1.45%         1.45%         1.45%

      0.80%/3/       1.02%/3/      (0.07)%        (0.21)%       (0.06)%        0.14%        (0.19)%

         4%/3/          2%/3/          4%             8%            6%            6%            4%


      0.95%/3/       1.07%/3/       1.63%          1.72%         1.61%         1.58%         1.64%
---------------------------------------------------------------------------------------------------

                                                      Stock Funds Prospectus  43

Equity Value Fund
--------------------------------------------------------------------------------

Portfolio Managers: Allan White; Gregg Giboney, CFA

--------------------------------------------------------------------------------

Investment Objective
The Equity Value Fund seeks long-term capital appreciation.

--------------------------------------------------------------------------------

Investment Strategies
We seek long-term capital appreciation by investing in a diversified portfolio composed primarily of equity securities we find to have positive appreciation potential and trade at low valuations, as measured against the stock market, a company's industry group, and/or a company's own price history. In selecting stocks, we analyze various qualitative and quantitative indicators, including price-to-book value, price-to-earning and price-to-cash flow ratios, and historic dividend yields. We focus our investment strategy on large-capitalization stocks.

--------------------------------------------------------------------------------

Permitted Investments
Under normal circumstances, we invest:

 .  at least 80% of the Fund's assets in equity securities;
 .  at least 80% of the Fund's assets in securities of companies with market capitalizations of $3 billion or more; and . up to 25% of total assets in foreign companies through ADRs and similar investments.

We may also invest in convertible debt securities with the same characteristics as common stocks, as well as in preferred stocks and warrants.

--------------------------------------------------------------------------------

Important Risk Factors
The Fund is primarily subject to the "Equity Securities" and "Foreign Investments" risks described under "Common Risks for the Funds" on page 8.

You should consider these risks, along with the "Additional Strategies and General Investment Risks" section beginning on page 84. These considerations are all important to your investment choice.

44  Stock Funds Prospectus

                                              This page intentionally left blank
--------------------------------------------------------------------------------

Equity Value Fund
-------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years (or since inception, if shorter). Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.


-----------------------------------------------------------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
-----------------------------------------------------------------------------------------------------------------------------------
                                                                CLASS A SHARES--COMMENCED
                                                                ON JULY 2, 1990
                                                                -------------------------------------------------------------------
                                                                Sept. 30,       Sept. 30,     Sept. 30,     Sept. 30,     March 31,
For the period ended:                                             2001            2000          1999         1998/1/        1998
                                                                -------------------------------------------------------------------
Net asset value, beginning of period                            $  13.52       $ 14.25       $ 14.93      $  18.15       $ 14.43

Income from investment operations:
   Net investment income (loss)                                     0.03          0.05          0.14          0.09          0.17
   Net realized and unrealized gain (loss)
     on investments                                                (1.93)         1.52          0.58         (3.22)         5.58

Total from investment operations                                   (1.90)         1.57          0.72         (3.13)         5.75
Less distributions:
   Dividends from net investment income                             0.00         (0.03)        (0.14)        (0.09)        (0.17)
   Distributions from net realized gain                            (1.83)        (2.27)        (1.26)         0.00         (1.86)

Total from distributions                                           (1.83)        (2.30)        (1.40)        (0.09)        (2.03)

Net asset value, end of period                                  $   9.79       $ 13.52       $ 14.25      $  14.93       $ 18.15

Total return/3/                                                   (16.07)%       12.12%         4.34%       (17.27)%       41.76%

Ratios/supplemental data:
   Net assets, end of period (000s)                             $ 18,430       $24,605       $31,764      $ 43,679       $52,392

Ratios to average net assets (annualized):
   Ratio of expenses to average net assets                          1.18%         1.18%         1.17%         1.09%         1.07%
   Ratio of net investment income (loss) to
     average net assets                                             0.23%         0.32%         0.85%         1.06%         1.03%

Portfolio turnover                                                   103%          117%           72%           23%           50%

Ratio of expenses to average net assets
  prior to waived fees and reimbursed
  expenses (annualized)/4/                                          1.70%         1.54%         1.26%         1.09%         1.16%
---------------------------------------------------------------------------------------------------------------------------------

/1/  The Fund changed its fiscal year-end from March 31 to September 30.
/2/  The Fund changed its fiscal year-end from September 30 to March 31.
/3/ Total returns do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns for periods of less than one year are not annualized.
/4/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

46  Stock Funds Prospectus

                                                          Financial Highlights
------------------------------------------------------------------------------

               CLASS B SHARES--COMMENCED
               ON SEPTEMBER 6, 1996
------------------------------------------------------------------------------------
 March 31,   Sept. 30,    Sept. 30,   Sept. 30,   Sept. 30,   March 31,    March 31,
  1997/2/      2001         2000        1999       1998/1/      1998        1997/2/
------------------------------------------------------------------------------------
 $ 12.66      $ 11.02     $ 11.68     $ 12.23     $ 14.86     $ 11.81      $10.34


    0.08        (0.05)      (0.03)       0.02        0.02        0.05        0.01

    1.89        (1.56)       1.23        0.48       (2.63)       4.57        1.57

    1.97        (1.61)       1.20        0.50       (2.61)       4.62        1.58


   (0.08)        0.00        0.00       (0.02)      (0.02)      (0.05)      (0.01)
   (0.12)       (1.49)      (1.86)      (1.03)       0.00       (1.52)      (0.10)

   (0.20)       (1.49)      (1.86)      (1.05)      (0.02)      (1.57)      (0.11)

 $ 14.43      $  7.92     $ 11.02     $ 11.68     $ 12.23     $ 14.86      $11.81

   15.63%      (16.70)%      1.28%       3.68%     (17.54)%     40.87%      15.31%


 $20,798      $34,704     $45,636     $58,490     $73,343     $72,428      $2,542


    1.05%        1.93%       1.93%       1.83%       1.81%       1.76%       1.70%

    1.14%       (0.52)%     (0.42)%      0.18%       0.36%       0.42%       0.34%

      45%         103%        117%         72%         23%         50%         45%



    1.12%        2.42%       2.34%       2.02%       1.81%       1.83%       2.19%
-----------------------------------------------------------------------------------

                                                     Stock Funds Prospectus  47

Equity Value Fund                                          Financial Highlights
-------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years (or since inception, if shorter). Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.


------------------------------------------------------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
------------------------------------------------------------------------------------------------------------------------------
                                                                     CLASS C SHARES--COMMENCED
                                                                     ON APRIL 1, 1998
                                                                     ---------------------------------------------------------
                                                                       Sept. 30,       Sept. 30,      Sept. 30,      Sept. 30,
For the period ended:                                                    2001            2000           1999          1998/1/
                                                                     ---------------------------------------------------------
Net asset value, beginning of period                                   $ 11.01         $11.68          $12.23        $ 14.86

Income from investment operations:
   Net investment income (loss)                                          (0.02)          (0.04)          0.02           0.02
   Net realized and unrealized gain (loss)
     on investments                                                      (1.58)           1.23           0.48          (2.63)

Total from investment operations                                         (1.60)           1.19           0.50          (2.61)

Less distributions:
   Dividends from net investment income                                   0.00            0.00          (0.02)         (0.02)
   Distributions from net realized gain                                  (1.49)          (1.86)         (1.04)          0.00

Total from distributions                                                 (1.49)          (1.86)         (1.06)         (0.02)

Net asset value, end of period                                         $  7.92          $11.01         $11.67        $ 12.23

Total return/2/                                                         (16.62)%         11.18%          3.69%        (17.57)%

Ratios/supplemental data:
   Net assets, end of period (000s)                                    $   700          $  560         $  873        $ 1,239

Ratios to average net assets (annualized):
   Ratio of expenses to average net assets                                1.93%           1.93%          1.83%          1.83%
   Ratio of net investment income (loss) to
     average net assets                                                  (0.51)%         (0.40)%         0.18%          0.41%

Portfolio turnover                                                         103%            117%            72%            23%

Ratio of expenses to average net assets
  prior to waived fees and reimbursed
  expenses (annualized)/3/                                                2.70%           2.22%          2.32%          2.84%
------------------------------------------------------------------------------------------------------------------------------

/1/  The Fund changed its fiscal year-end from March 31 to September 30.
/2/ Total returns do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns for periods of less than one year are not annualized.
/3/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

48  Stock Funds Prospectus

Growth Fund
--------------------------------------------------------------------------------

Portfolio Manager: Deborah Meacock, CFA

--------------------------------------------------------------------------------

Investment Objective
The Growth Fund seeks long-term capital appreciation.

--------------------------------------------------------------------------------

Investment Strategies
We seek long-term capital appreciation by investing primarily in common stocks and other equity securities and we look for companies that have a strong earnings growth trend that we believe have above-average prospects for future growth. We focus our investment strategy on mid- to large-capitalization stocks.

--------------------------------------------------------------------------------

Permitted Investments
Under normal circumstances, we invest:

 .  at least 65% of total assets in equity securities, including common and preferred stocks, and securities convertible into common stocks;
 .  at least 80% of the Fund's assets in securities of companies with market capitalizations of $3 billion or more; and . up to 25% of total assets in foreign companies through ADRs and similar investments.

--------------------------------------------------------------------------------

Important Risk Factors
The Fund is primarily subject to the "Equity Securities" and "Foreign Investments" risks described under "Common Risks for the Funds" on page 8.

You should consider these risks, along with the "Additional Strategies and General Investment Risks" section beginning on page 84. These considerations are all important to your investment choice.

                                                      Stock Funds Prospectus  49

Growth Fund
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years (or since inception, if shorter). Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.

---------------------------------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
---------------------------------------------------------------------------------------------------------
                                            CLASS A SHARES--COMMENCED
                                            ON AUGUST 2, 1990
                                            -------------------------------------------------------------
                                            Sept. 30,    Sept. 30,    Sept. 30,    Sept. 31,    March 31,
For the period ended:                         2001         2000         1999        1998/1/      1998
                                            -------------------------------------------------------------
Net asset value, beginning of period         $  22.82    $  22.85     $  20.48     $  22.09     $  19.20

Income from investment operations:
 Net investment income (loss)                   (0.02)      (0.05)        0.01         0.05         0.11
 Net realized and unrealized gain (loss)
    on investments                              (7.01)       3.07         5.65        (1.61)        6.18

Total from investment operations                (7.03)       3.02         5.66        (1.56)        6.29

Less distributions:
 Dividends from net investment income            0.00        0.00        (0.01)       (0.05)       (0.11)
 Distributions from net realized gain           (4.13)      (3.05)       (3.28)        0.00        (3.29)

Total from distributions                        (4.13)      (3.05)       (3.29)       (0.05)       (3.40)

Net asset value, end of period               $  11.66    $  22.82     $  22.85     $  20.48     $  22.09

Total return/3/                                (36.26)%     14.40%       29.54%      (7.08)%       34.65%

Ratios/supplemental data:
 Net assets, end of period (000s)            $174,828    $311,038     $315,134     $305,309     $365,405

Ratios to average net assets (annualized):
 Ratio of expenses to average net assets         1.12%       1.12%        1.10%        1.08%        1.12%
 Ratio of net investment income (loss) to
  average net assets                            (0.12)%     (0.22)%       0.05%        0.42%        0.53%

Portfolio turnover                                  80%         51%         38%          18%         137%

Ratio of expenses to average net assets
 prior to waived fees and reimbursed
 expenses (annualized)/4/                         1.53%       1.42%       1.13%        1.08%        1.13%
----------------------------------------------------------------------------------------------------------

/1/  The Fund changed its fiscal year-end from March 31 to September 30.
/2/  The Fund changed its fiscal year-end from September 30 to March 31.
/3/ Total returns do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns for periods of less than one year are not annualized.
/4/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

50  Stock Funds Prospectus

                                                            Financial Highlights
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
               CLASS B SHARES--COMMENCED
               ON JANUARY 1, 1995
--------------------------------------------------------------------------------
   March 31,   Sept. 30,  Sept. 30,  Sept. 30,  Sept. 30,  March 31,  March 31,
    1997/2/     2001        2000      1999       1998/1/      1998       1997/2/
--------------------------------------------------------------------------------
   $  17.91    $ 15.96     $ 16.11    $ 14.53    $ 15.70   $ 13.64     $ 12.74


       0.06      (0.09)      (0.14)     (0.09)     (0.02)    (0.01)       0.00

       1.34      (4.88)       2.14       4.00      (1.15)     4.38        0.94

       1.40      (4.97)       2.00       3.91      (1.17)     4.37        0.94


      (0.06)      0.00        0.00       0.00       0.00      0.00        0.00
      (0.05)     (2.89)      (2.15)     (2.33)      0.00     (2.31)      (0.04)

      (0.11)     (2.89)      (2.15)     (2.33)      0.00     (2.31)      (0.04)

   $  19.20    $  8.10     $ 15.96    $ 16.11    $ 14.53   $ 15.70     $ 13.64

       7.86%    (36.69)%     13.48%     28.68%     (7.45)%   33.83%       7.36%

   $283,468    $36,453     $69,433    $60,909    $48,772   $52,901     $23,010


       1.14%      1.87%       1.87%      1.79%      1.79%     1.79%       1.86%

       0.65%     (0.87)%     (0.96)%    (0.64)%    (0.29)%   (0.15)%     (0.06)%

         40%        80%         51%        38%        18%      137%         40%



       N/A        2.23%       2.22%      1.86%      1.79%     1.80%       1.89%
--------------------------------------------------------------------------------

                                                      Stock Funds Prospectus  51

Growth Equity Fund
--------------------------------------------------------------------------------

Investment Objective
The Growth Equity Fund seeks a high level of long-term capital appreciation with moderate annual return volatility by diversifying its investments among different equity investment styles.

--------------------------------------------------------------------------------

Investment Strategies
The Fund is a gateway fund that invests in a "multi-style" approach designed to reduce the volatility and risk of investing in a single equity style."Style" means either an approach to selecting investments or a type of investment that is selected for a Fund. We currently invest in 7 core portfolios and one Wells Fargo Fund. We may make changes in the asset allocation at any time in response to market and other conditions. We also may invest in more or fewer core portfolios and other Wells Fargo Funds, or invest directly in a portfolio of securities.

--------------------------------------------------------------------------------

Permitted Investments
Under normal circumstances, we invest at least 80% of the Fund's assets in equity securities, selected across a combination of 3 different equity investment styles--large company, small cap, and international. We allocate the assets dedicated to small cap investments to 4 Portfolios, and the assets dedicated to large company and international investments each to 2 Portfolios.

--------------------------------------------------------------------------------

Portfolio Allocation
Under normal circumstances, the core portfolio allocations for the Fund are as follows:

Investment Style/Portfolios              Allocation

Large Company Style                      35%
   Large Company Growth Portfolio               31%
   OTC Growth Fund                               4%
Small Cap Style                          35%
   Small Cap Index Portfolio                  8.75%
   Small Company Growth Portfolio             8.75%
   Small Company Value Portfolio              8.75%
   Small Cap Value Portfolio                  8.75%
International Style                      30%
   International Portfolio                      15%
   International Equity Portfolio               15%
TOTAL FUND ASSETS                       100%

52  Stock Funds Prospectus

--------------------------------------------------------------------------------

Portfolio Management
Please see the "Description of Core Portfolios" section on page 112 for the objective and principal strategies of each portfolio, and the "Portfolio Managers" section on page 114 for the professional summaries for these managers.

Core Portfolio                Sub-Adviser        Portfolio Manager(s)

Large Company Growth          Peregrine          John S. Dale, CFA and
                                                 Gary E. Nussbaum, CFA

Small Cap Index               WCM                David D. Sylvester and
                                                 Laurie R. White

Small Company Growth          Peregrine          Robert B. Mersky, CFA and
                                                 Paul E. von Kuster, CFA

Small Company Value           Peregrine          Tasso H. Coin, Jr., CFA and
                                                 Douglas G. Pugh, CFA

Small Cap Value               Smith              Stephen S. Smith, CFA

International                 Schroder           Michael Perelstein

International Equity          WCM                Cynthia Tusan, CFA and
                                                 Sabrina Yih, CFA

--------------------------------------------------------------------------------

Important Risk Factors
This Fund is primarily subject to the risks described under the Common Risks of the Fund on page 8. Fund assets that track the performance of an index do so whether the index rises or falls. Stocks of small and medium-sized companies purchased for the Fund may be more volatile and less liquid than those of large company stocks.

You should consider these risks, along with the "Additional Strategies and General Investment Risks" section beginning on page 84. These considerations are all important to your investment choice.

                                                      Stock Funds Prospectus  53

Growth Equity Fund
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years (or since inception, if shorter). Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.

-----------------------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
-----------------------------------------------------------------------------------------------
                                            CLASS A SHARES--COMMENCED
                                            ON MAY 2, 1996
                                            ---------------------------------------------------
                                            Sept. 30,  Sept. 30,  Sept. 30,   May 31,   May 31,
For the period ended:                         2001       2000      1999/1/     1999      1998
                                            ---------------------------------------------------
Net asset value, beginning of period        $  39.89   $ 36.83    $ 36.17    $ 35.73    $ 32.49

Income from investment operations:
 Net investment income (loss)                  (0.07)    (0.21)     (0.01)     (0.02)     (0.06)
 Net realized and unrealized gain
  on investments                               (9.86)     8.90       0.67       2.56       6.88

Total from investment operations               (9.93)     8.69       0.66       2.54       6.82

Less distributions:
 Dividends from net investment income           0.00      0.00       0.00      (0.03)     (0.04)
 Distributions from net realized gain          (6.09)    (5.63)      0.00      (2.07)     (3.54)

Total from distributions                       (6.09)    (5.63)      0.00      (2.10)     (3.58)

Net asset value, end of period              $  23.87   $ 39.89    $ 36.83    $ 36.17    $ 35.73

Total return/5/                               (28.93)%   25.01%      1.82%      7.57%     22.55%

Ratios/supplemental data:
 Net assets, end of period (000s)           $ 12,473   $17,726    $23,750    $17,335    $21,567

Ratios to average net assets (annualized):
 Ratio of expenses to average net assets/2/     1.50%     1.50%      1.25%      1.25%      1.25%
 Ratio of net investment income (loss) to
  average net assets                           (0.31)%   (0.48)%    (0.01)%    (0.08)%    (0.11)%

Portfolio turnover                                75%/3/    78%/3/     22%/3/     73%/3/     47%/3/

Ratio of expenses to average net assets
 prior to waived fees and reimbursed
 expenses (annualized)/2/,/4/                   1.93%     1.72%      1.45%      1.44%      1.42%

/1/  The Fund changed its fiscal year-end from May 31 to September 30.
/2/ Includes expenses allocated from the Portfolio(s) in which the Fund invests.
/3/ Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund's investment percentage in the respective Portfolio by the corresponding Portfolio's portfolio turnover rate.
/4/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
/5/ Total returns do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns for periods of less than one year are not annualized.

54  Stock Funds Prospectus

                                                            Financial Highlights
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
            CLASS B SHARES--COMMENCED
            ON MAY 6, 1996
--------------------------------------------------------------------------------
   May 31,  Sept. 30,   Sept. 30,   Sept. 30,    May 31,    May 31,     May 31,
    1997      2001        2000       1999/1/      1999       1998        1997
--------------------------------------------------------------------------------
  $ 29.08    $ 38.48     $ 35.93     $ 35.39     $ 35.23    $ 32.28     $29.07


    (0.02)     (0.19)      (0.35)      (0.10)      (0.25)     (0.23)     (0.13)

     4.06      (9.51)       8.53        0.64        2.48       6.72       3.93

     4.04      (9.70)       8.18        0.54        2.23       6.49       3.80


    (0.04)      0.00        0.00        0.00        0.00       0.00       0.00
    (0.59)     (6.09)      (5.63)       0.00       (2.07)     (3.54)     (0.59)

    (0.63)     (6.09)      (5.63)       0.00       (2.07)     (3.54)     (0.59)

  $ 32.49    $ 22.69     $ 38.48     $ 35.93     $ 35.39    $ 35.23     $32.28

    14.11%    (29.46)%     24.11%       1.53%       6.78%     21.63%     13.28%


  $14,146    $17,319     $25,124     $19,211     $18,976    $16,615     $8,713


     1.30%      2.25%       2.25%       2.00%       2.00%      2.00%      2.04%

    (0.12)%    (1.06)%     (1.20)%     (0.76)%     (0.83)%    (0.85)%    (0.82)%

        9%        75%/3/      78%/3/      22%/3/      73%/3/     47%/3/      9%



     1.95%      2.65%       2.58%       2.45%       2.45%      2.45%      3.02%
--------------------------------------------------------------------------------

                                                      Stock Funds Prospectus  55

Growth Equity Fund                                          Financial Highlights
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years (or since inception, if shorter). Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.

---------------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
---------------------------------------------------------------------------------------
                                             CLASS C SHARES--COMMENCED
                                             ON OCTOBER 1, 1998
                                             ------------------------------------------
                                             Sept. 30,  Sept. 30,  Sept. 30,    May 31,
For the period ended:                          2001       2000      1999/1/      1999
                                             ------------------------------------------
Net asset value, beginning of period          $ 39.61    $36.84     $36.29      $30.66

Income from investment operations:
 Net investment income (loss)                   (0.22)    (0.15)      0.02       (0.13)
 Net realized and unrealized gain
  on investments                                (9.81)     8.55       0.53        7.86

Total from investment operations               (10.03)     8.40       0.55        7.73

Less distributions:
 Dividends from net investment income            0.00      0.00       0.00       (0.03)
 Distributions from net realized gain           (6.09)    (5.63)      0.00       (2.07)

Total from distributions                        (6.09)    (5.63)      0.00       (2.10)

Net asset value, end of period                $ 23.49    $39.61     $36.84      $36.29

Total return/5/                                (29.46)%   24.11%      1.52%      25.73%

Ratios/supplemental data:
 Net assets, end of period (000s)             $ 1,799    $2,240     $  320      $   60

Ratios to average net assets (annualized):
 Ratio of expenses to average net assets/2/      2.25%     2.25%      2.00%       2.01%
 Ratio of net investment income (loss) to
  average net assets                            (1.06)%   (1.16)%    (0.87)%     (0.87)%

Portfolio turnover/3/                              75%       78%        22%         73%

Ratio of expenses to average net assets
 prior to waived fees and reimbursed
 expenses (annualized)/2/,/4/                    2.32%     2.75%      6.22%      21.40%
---------------------------------------------------------------------------------------

/1/  The Fund changed its fiscal year-end from May 31 to September 30.
/2/ Includes expenses allocated from the Portfolio(s) in which the Fund invests.
/3/ Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund's investment percentage in the respective Portfolio by the corresponding Portfolio's portfolio turnover rate.
/4/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
/5/ Total returns do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns for periods of less than one year are not annualized.

56  Stock Funds Prospectus

                                              This page intentionally left blank
--------------------------------------------------------------------------------

International Equity Fund
--------------------------------------------------------------------------------

Portfolio Managers: Cynthia A. Tusan, CFA; Sabrina Yih, CFA

--------------------------------------------------------------------------------

Investment Objective
The International Equity Fund seeks total return, with an emphasis on capital appreciation, over the long term, by investing primarily securities of non-U.S. companies.

--------------------------------------------------------------------------------

Investment Strategies
We invest principally in equity securities of companies based in developed foreign countries and emerging markets.

We apply a fundamentals-driven, value-oriented analysis to identify companies that we believe have above-average potential for long-term growth and total return capabilities. The financial data we examine includes both the company's historical performance results and its projected future earnings. Among other key criteria we consider are a company's local, regional or global franchise; history of effective management demonstrated by expanding revenues and earnings growth; prudent financial and accounting policies and ability to take advantage of a changing business environment.

--------------------------------------------------------------------------------

Permitted Investments
Under normal circumstances, we invest:

 .  at least 80% of the Fund's assets in equity securities;
 .  at least 80% of total assets in equity securities of companies based outside the U.S.;
 .  in a minimum of five countries exclusive of the U.S.;
 .  up to 50% of total assets in any one country;
 .  up to 25% of total assets in emerging markets;
 . in issuers with an average market capitalization of $10 billion or more, although we may invest in equity securities of issuers with market capitalizations as low as $250 million; and
 . in equity securities including common stocks and preferred stocks, and in warrants, convertible debt securities, ADRs (and similar investments) and shares of other mutual funds.

We expect that the securities we hold will be traded on a stock exchange or other market in the country in which the issuer is based, but they also may be traded in other countries, including the U.S.

Although it is not our intention to do so, we reserve the right to hedge the portfolio's foreign currency exposure by purchasing or selling foreign currency futures and foreign currency forward contracts.

58  Stock Funds Prospectus

--------------------------------------------------------------------------------

Important Risk Factors
The Fund is primarily subject to the "Equity Securities" and "Foreign Investments" risks described under "Common Risks for the Funds" on page 8.

You should consider these risks, along with the "Additional Strategies and General Investment Risks" section beginning on page 84. These considerations are all important to your investment choice.

                                                      Stock Funds Prospectus  59

International Equity Fund
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years (or since inception, if shorter). Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.

-------------------------------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
-------------------------------------------------------------------------------------------------------
                                                 CLASS A SHARES--COMMENCED
                                                 ON SEPTEMBER 24, 1997
                                                 ------------------------------------------------------
                                                 Sept. 30,  Sept. 30,  Sept. 30,  Sept. 30,   March 31,
 For the period ended:                              2001       2000      1999      1998/1/      1998
                                                 ------------------------------------------------------
Net asset value, beginning of period              $ 15.24    $ 12.70   $  9.36     $ 11.05     $ 10.00

Income from investment operations:
  Net investment income (loss)                       0.01       0.11     (0.02)       0.00        0.02
  Net realized and unrealized gain (loss) on
    investments                                     (4.44)      2.64      3.36       (1.69)       1.03

Total from investment operations                    (4.43)      2.75      3.34       (1.69)       1.05

Less distributions:
  Dividends from net investment income               0.00      (0.13)     0.00        0.00        0.00
  Distributions from net realized gain              (0.31)     (0.08)     0.00        0.00        0.00

Total from distributions                            (0.31)     (0.21)     0.00        0.00        0.00

Net asset value, end of period                    $ 10.50    $ 15.24   $ 12.70     $  9.36     $ 11.05

Total return/2/                                    (29.59)%    21.65%    35.68%     (15.29)%     10.52%

Ratios/supplemental data:
  Net assets, end of period (000s)                $30,727    $43,659   $35,779     $23,857     $26,770

Ratios to average net assets (annualized):
  Ratio of expenses to average net assets            1.75%      1.75%     1.75%       1.75%       1.75%
  Ratio of net investment income (loss) to
    average net assets                               0.05%     (0.31)%   (0.17)%      0.10%       0.35%

Portfolio turnover                                     36%        26%       41%         21%         12%

Ratio of expenses to average net assets prior
  to waived fees and reimbursed expenses
  (annualized)/3/                                    1.81%      2.00%     2.10%       2.06%       2.20%
-------------------------------------------------------------------------------------------------------

/1/  The Fund changed its fiscal year-end from March 31 to September 30.
/2/ Total returns do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns for periods of less than one year are not annualized.
/3/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

60  Stock Funds Prospectus

                                                            Financial Highlights
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
CLASS B SHARES--COMMENCED                               CLASS C SHARES--COMMENCED
ON SEPTEMBER 24, 1997                                   ON APRIL 1, 1998
--------------------------------------------------------------------------------------------------
Sept. 30,  Sept. 30,  Sept. 30,  Sept. 30,   March 31,  Sept. 30,  Sept. 30,  Sept. 30,  Sept. 30,
  2001       2000       1999       1998/1/     1998        2001     2000        1999       1998/1/
--------------------------------------------------------------------------------------------------
$ 14.99    $ 12.54    $  9.30    $ 11.01     $ 10.00     $ 14.98    $12.54     $ 9.30     $ 11.01

  (0.11)      0.06      (0.10)     (0.03)      (0.01)      (0.07)     0.07      (0.04)      (0.03)

  (4.32)      2.54       3.34      (1.68)       1.02       (4.36)     2.54       3.28       (1.68)

  (4.43)      2.60       3.24      (1.71)       1.01       (4.43)     2.61       3.24       (1.71)

   0.00      (0.07)      0.00       0.00        0.00        0.00     (0.09)      0.00        0.00
  (0.31)     (0.08)      0.00       0.00        0.00       (0.31)    (0.08)      0.00        0.00

  (0.31)     (0.15)      0.00       0.00        0.00       (0.31)    (0.17)      0.00        0.00

$ 10.25    $ 14.99    $ 12.54    $  9.30     $ 11.01     $ 10.24    $14.98     $12.54     $  9.30

 (30.12)%    20.65%     34.84%    (15.53)%      10.10%    (30.14)%   20.72%     34.84%     (15.53)%

$41,122    $63,019    $37,911    $30,070     $33,003     $ 2,704    $2,857     $  673     $   297

   2.50%      2.50%      2.40%      2.40%       2.40%       2.50%     2.50%      2.37%       2.40%

  (0.72)%    (1.01)%    (0.81)%    (0.56)%     (0.31)%     (0.69)%   (0.86)%    (0.78)%     (1.15)%

     36%        26%        41%        21%         12%         36%       26%        41%         21%

   2.70%      2.95%      2.79%      2.70%       2.84%       2.50%     3.02%      2.72%       2.66%
--------------------------------------------------------------------------------------------------

                                                      Stock Funds Prospectus  61

Large Cap Appreciation Fund
--------------------------------------------------------------------------------

Portfolio Managers: David Breed, CFA; Wayne Wicker, CFA

--------------------------------------------------------------------------------

Investment Objective
The Large Cap Appreciation Fund seeks long-term capital appreciation.

--------------------------------------------------------------------------------

Investment Strategies
The Fund is a gateway fund that invests its assets in a core portfolio with a substantially similar investment objective and investment strategies. We focus our investment strategy on large-capitalization stocks.

In making investment decisions for the Fund, we consider the 1,000 largest publicly traded companies in the U.S. We screen the stocks in this universe for a series of growth criteria, such as dividend growth, earnings growth, relative growth of earnings over time (earnings momentum) and the company's history of meeting earnings targets (earnings surprise). Stocks are also evaluated based on certain value criteria, such as price-to-earnings, price-to-book and price-to-cash flow ratios. The top 10% of the stocks in the screened universe are then subjected to an in-depth analysis of each company's current business and future prospects. In selecting portfolio holdings, we rigorously analyze company fundamentals, such as management strength, competitive industry position, business prospects, and evidence of sustainable business momentum, including improving revenue and margin trends, cash flows and profitability.

We rescreen the universe frequently in an effort to consistently achieve a favorable balance of growth and value characteristics for the Fund. We consider selling stocks of companies with poor price performance relative to peers, earnings disappointment, or deteriorating business fundamentals. As a risk control measure, our allocation to a particular stock may also be reduced if its weighting in the portfolio exceeds 2%. The result is a portfolio that is well diversified and comprised of holdings across a broad range of sectors.

Under normal circumstances, we invest at least 80% of the Fund's assets in securities of companies with market capitalizations of $3 billion or more. We may invest in additional core portfolios and other Wells Fargo Funds, or invest directly in a portfolio of securities.

--------------------------------------------------------------------------------

Important Risk Factors
The Fund is primarily subject to the "Equity Securities" risks described under "Common Risks for the Funds" on page 8.

You should consider these risks, along with the "Additional Strategies and General Investment Risks" section beginning on page 84. These considerations are all important to your investment choice.

62  Stock Funds Prospectus

Sub-Advisor's Prior Performance History
--------------------------------------------------------------------------------

Cadence Capital Management ("Cadence"), a wholly owned subsidiary of Allianz A.G., is the sub-advisor for the portfolio in which the Fund invests. As the sub-advisor, Cadence is responsible for the day-to-day investment management activities of the portfolio. The performance information shown below represents a composite of the prior performance of a registered mutual fund and of discretionary accounts managed by Cadence with substantially similar investment objectives and strategies as the Fund. The accounts are not registered mutual funds and were not subject to certain investment limitations and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results of the composite. The information presented below is net of actual fees charged to the accounts and the mutual fund, which differ from those charged by the Fund. The composite performance does not represent the historical performance of the Fund and should not be interpreted as indicative of the future performance of the Fund.

Calendar Year Returns

    [GRAPH]

'92      6.93%
'93     17.57%
'94     (4.41)%
'95     37.55%
'96     27.74%
'97     34.45%
'98     17.51%
'99     22.16%
'00     14.56%
'01    (18.10)%

Best Qtr.: Q1 '91 . 23.75%               Worst Qtr.: Q1 '01 . (14.62)%

Average annual total return
for the period ended 12/31/01            1 year    3 years   5 years   10 years

Sub-advisor's Composite Performance      (18.10)%    5.11%    13.20%     15.04%

S&P 500 Index/1/                         (11.88)%   (1.03)%   10.70%     12.93%

/1/  S&P 500 is a registered trademark of Standard & Poor's.

                                                      Stock Funds Prospectus  63

Large Cap Appreciation Fund                                 Financial Highlights
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years (or since inception, if shorter). Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.

------------------------------------------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
------------------------------------------------------------------------------------------------------------------
                                                CLASS A SHARES--        CLASS B SHARES--        CLASS C SHARES--
                                                COMMENCED               COMMENCED               COMMENCED
                                                ON AUGUST 31, 2001      ON AUGUST 31, 2001      ON AUGUST 31, 2001
                                                ------------------------------------------------------------------
                                                    Sept. 30,               Sept. 30,               Sept. 30,
For the period ended:                                 2001                    2001                    2001
                                                ------------------------------------------------------------------
Net asset value, beginning of period                 $10.00                  $10.00                  $10.00

Income from investment operations:
 Net investment income (loss)                          0.00                    0.00                    0.00
 Net realized and unrealized gain (loss)
   on investments                                     (0.47)                  (0.48)                  (0.47)

Total from investment operations                      (0.47)                  (0.48)                  (0.47)

Less distributions:
 Dividends from net investment income                  0.00                    0.00                    0.00
 Distributions from net realized gain                  0.00                    0.00                    0.00

Total from distributions                               0.00                    0.00                    0.00

Net asset value, end of period                       $ 9.53                  $ 9.52                  $ 9.52

Total return/1/                                       (4.70)%                 (4.80)%                 (4.70)%

Ratios/supplemental data:
 Net assets, end of period (000s)                    $   41                  $   91                  $   26

Ratios to average net assets (annualized):
 Ratio of expenses to average net assets/2/            0.95%                   1.78%                   1.83%
 Ratio of net investment income (loss)
   to average net assets                               1.17%                  (0.24)%                  0.00%

Portfolio turnover                                       10%                     10%                     10%

Ratio of expenses to average net assets
 prior to waived fees and reimbursed
 expenses (annualized)/2/                              1.24%                   1.78%                   1.83%
------------------------------------------------------------------------------------------------------------------

/1/ Total returns do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns for periods of less than one year are not annualized.
/2/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

64  Stock Funds Prospectus

Large Company Growth Fund
--------------------------------------------------------------------------------

Portfolio Managers: John S. Dale, CFA; Gary E. Nussbaum,CFA

--------------------------------------------------------------------------------

Investment Objective
The Large Company Growth Fund seeks long-term capital appreciation by investing primarily in large, high-quality domestic companies that we believe have superior growth potential.

--------------------------------------------------------------------------------

Investment Strategies
The Fund is a gateway fund that invests substantially all of its assets in a core portfolio with a substantially similar investment objective and investment strategies.

In selecting securities for the Fund, we seek issuers whose stocks we believe are attractively valued, with fundamental characteristics above the market average and that support earnings growth capability. We may invest in the securities of companies whose growth potential we believe is generally unrecognized or misperceived by the market. We focus our investment strategy on large-capitalization stocks.

--------------------------------------------------------------------------------

Permitted Investments
Under normal circumstances, we invest:

 .  at least 80% of the Fund's assets in securities of companies with market capitalizations of $3 billion or more; and . up to 20% of total assets in securities of foreign companies.

We will not invest more than 10% of the Fund's total assets in the securities of a single issuer. We may invest in additional core portfolios and other Wells Fargo Funds, or invest directly in a portfolio of securities.

--------------------------------------------------------------------------------

Important Risk Factors
The Fund is primarily subject to the "Equity Securities" and "Foreign Investments" risks described under "Common Risks for the Funds" on page 8.

You should consider these risks, along with the "Additional Strategies and General Investment Risks" section beginning on page 84. These considerations are all important to your investment choice.

                                                      Stock Funds Prospectus  65

Large Company Growth Fund
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years (or since inception, if shorter). Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.

--------------------------------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
--------------------------------------------------------------------------------------------------------
                                                               CLASS A SHARES--COMMENCED
                                                               ON OCTOBER 1, 1998
                                                               -----------------------------------------
                                                                Sept. 30,       Sept. 30,      Sept. 30,
For the period ended:                                            2001            2000          19991/1/
                                                              ------------------------------------------
Net asset value, beginning of period                          $  75.03        $  57.96        $  58.09

Income from investment operations:
 Net investment income (loss)                                    (0.37)          (0.49)          (0.12)
 Net realized and unrealized gain (loss)
   on investments                                               (29.21)          19.16           (0.01)

Total from investment operations                                (29.58)          18.67           (0.13)

Less distributions:
 Dividends from net investment income                             0.00            0.00            0.00
 Distributions from net realized gain                            (0.84)          (1.60)           0.00
 Distributions in excess of realized gains                       (0.04)           0.00            0.00

Total from distributions                                         (0.88)          (1.60)           0.00

Net asset value, end of period                                $  44.57        $  75.03        $  57.96

Total return/5/                                                 (39.85)%          32.50%         (0.22)%

Ratios/supplemental data:
 Net assets, end of period (000s)                             $202,514        $303,948        $188,890

Ratios to average net assets (annualized):
 Ratio of expenses to average net assets/2/                       1.20%           1.20%           1.20%
 Ratio of net investment income (loss)
   to average net assets                                         (0.71)%         (0.73)%         (0.58)%

Portfolio turnover/3/                                               13%              9%              5%

Ratio of expenses to average net assets prior to
 waived fees and reimbursed expenses (annualized)/2/,/4/          1.36%           1.31%           1.40%

/1/  The Fund changed its fiscal year-end from May 31 to September 30.
/2/ Includes expenses allocated from the Portfolio in which the Fund invests. /3/ Portfolio turnover rate represents the activity from the Fund's investment in a single Portfolio.
/4/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
/5/ Total returns do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns for periods of less than one year are not annualized.

66  Stock Funds Prospectus

                                                           Financial Highlights
-------------------------------------------------------------------------------

                  CLASS B SHARES--COMMENCED                                 CLASS C SHARES--COMMENCED
                  ON OCTOBER 1, 1998                                        ON NOVEMBER 8, 1999
-----------------------------------------------------------------------------------------------------
   May 31,        Sept. 30,      Sept. 30,     Sept. 30,       May 31,      Sept. 30,     Sept. 30,
    1999            2001           2000         1999/1/         1999          2001          2000
-----------------------------------------------------------------------------------------------------
  $  38.48       $  69.77       $  54.29       $  54.50       $  39.80       $ 69.85       $ 59.32

     (0.16)         (0.62)         (0.72)         (0.19)         (0.17)        (0.43)        (0.40)


     20.82         (27.09)         17.80          (0.02)         15.92        (27.32)        12.53

     20.66         (27.71)         17.08          (0.21)         15.75        (27.75)        12.13

      0.00           0.00           0.00           0.00           0.00          0.00          0.00
     (1.05)         (0.84)         (1.60)          0.00          (1.05)        (0.84)        (1.60)
      0.00          (0.04)          0.00           0.00           0.00         (0.04)         0.00

     (1.05)         (0.88)         (1.60)          0.00          (1.05)        (0.88)        (1.60)

  $  58.09       $  41.18       $  69.77       $  54.29       $  54.50       $ 41.22       $ 69.85

     54.16%        (40.18)%        31.75%         (0.39)%        40.01%       (40.19)%       20.72%

  $191,233       $307,706       $461,918       $201,351       $156,870       $27,189       $25,463

      1.20%          1.75%          1.75%          1.75%          1.76%         1.75%         1.75%

     (0.68)%        (1.26)%        (1.28)%        (1.13)%        (1.22)%       (1.26)%       (1.29)%

        28%            13%             9%             5%            28%           13%            9%

      1.35%          2.19%          2.15%          2.05%          2.15%         2.15%         2.16%
-----------------------------------------------------------------------------------------------------

                                                      Stock Funds Prospectus  67

Mid Cap Growth Fund
--------------------------------------------------------------------------------

Portfolio Managers: Thomas Zeifang, CFA; Christopher Greene

--------------------------------------------------------------------------------

Investment Objective
The Mid Cap Growth Fund seeks long-term capital appreciation.

--------------------------------------------------------------------------------

Investment Strategies
We actively manage a diversified portfolio of common stocks issued by U.S. and foreign companies whose market capitalizations fall within the range of the Russell Midcap(R) Growth Index. As of December 31, 2001, the range was $230 million to $15.7 billion, but it is expected to change frequently. We select stocks that we believe have strong earnings growth potential. We diversify the portfolio across economic sectors.

We focus on mid cap companies that we expect will have above average prospects for capital appreciation.

--------------------------------------------------------------------------------

Permitted Investments
Under normal circumstances, we invest:

 .  at least 80% of the Fund's assets in mid cap securities;
 .  at least 65% of total assets in growth-oriented common stocks;
 .  in at least 50 common stock issues spread across multiple industry groups and sectors of the economy;
 .  up to 25% of total assets in initial public offerings or recent start-ups and newer issues; and
 . up to 25% of total assets in foreign companies through ADRs and similar investments.

--------------------------------------------------------------------------------

Important Risk Factors and Other Considerations
The Fund is primarily subject to the "Equity Securities" risks described under "Common Risks for the Funds" on page 8. Stocks of medium-sized companies may be more volatile and less liquid, in part because the issuers may be more vulnerable to adverse business or economic events, than the stocks of larger, more established companies. In particular, medium-sized companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Some of the medium-sized companies in which we invest may have more aggressive capital structures, including higher debt levels, or are involved in rapidly growing or changing industries, and/or new technologies.

Our active trading investment strategy results in a higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.

At the discretion of the Board of Trustees, the Fund may become a gateway fund in a "core and Gateway" structure. Although shareholder approval is not required to make this change, we will notify you if the Board elects this structure. See the "Core/Gateway Structure" description on the "Key Information" page for further information.

Along with the information above, please review the "Additional Strategies and General Investment Risks" section beginning on page 84. These considerations are all important to your investment choice.

68  Stock Funds Prospectus

Mid Cap Growth Fund                                         Financial Highlights
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years (or since inception, if shorter). Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.

---------------------------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
---------------------------------------------------------------------------------------------------
                                            CLASS A SHARES--   CLASS B SHARES--    CLASS C SHARES--
                                            COMMENCED ON       COMMENCED ON        COMMENCED ON
                                            OCTOBER 16, 2000   OCTOBER 16, 2000    OCTOBER 16, 2000
                                            -------------------------------------------------------
                                                Sept. 30,          Sept. 30,           Sept. 30,
For the period ended:                             2001               2001                2001
                                            -------------------------------------------------------
Net asset value, beginning of period            $ 10.00            $ 10.00             $ 10.00

Income from investment operations:
  Net investment income (loss)                     0.04              (0.08)              (0.06)
  Net realized and unrealized gain (loss)
     on investments                               (5.51)             (5.50)              (5.52)

Total from investment operations                  (5.55)             (5.58)              (5.58)

Less distributions:
  Dividends from net investment income             0.00               0.00                0.00
  Distributions from net realized gain             0.00               0.00                0.00

Total from distributions                           0.00               0.00                0.00

Net asset value, end of period                  $  4.45            $  4.42             $  4.42

Total return/1/                                  (55.50)%           (55.80)%            (55.80)%

Ratios/supplemental data:
  Net assets, end of period (000s)              $ 3,912            $ 4,481             $   605

Ratios to average net assets (annualized):
  Ratio of expenses to average net assets          1.40%              2.15%               2.15%
  Ratio of net investment income (loss) to
     to average net assets                        (0.92)%            (1.68)%             (1.68)%

Portfolio turnover                                  285%               285%                285%

Ratio of expenses to average net assets
   prior to waived fees and reimbursed
   expenses (annualized)/2/                        2.47%               3.17%              3.77%
---------------------------------------------------------------------------------------------------

/1/ Total returns do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns for periods of less than one year are not annualized.
/2/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

                                                      Stock Funds Prospectus  69

Small Cap Growth Fund
--------------------------------------------------------------------------------

Portfolio Managers: Thomas Zeifang, CFA; Christopher Greene

--------------------------------------------------------------------------------

Investment Objective
The Small Cap Growth Fund seeks long-term capital appreciation.

--------------------------------------------------------------------------------

Investment Strategies
We actively manage a diversified portfolio of in the common stocks of U.S. and foreign companies we believe have above-average growth potential, or that may be involved in new or innovative products, services and processes. We focus our investment strategy on large-capitalization stocks.

--------------------------------------------------------------------------------

Permitted Investments
Under normal circumstances, we invest:

 . at least 80% of the Fund's assets in securities of companies with market capitalizations equal to or lower than the company with the largest market capitalization in the Russell 2000 Index, a small-capitalization range that is expected to change frequently;
 .  at least 65% of total assets in an actively managed, broadly diversified portfolio of growth-oriented common stocks;
 .  in at least 20 common stock issues spread across multiple industry groups and sectors of the economy;
 .  up to 40% of total assets in initial public offerings or recent start-ups and newer issues; and
 . up to 25% of total assets in foreign companies through ADRs and similar investments.

--------------------------------------------------------------------------------

Important Risk Factors
The Fund is primarily subject to the "Equity Securities" and "Small Company Securities" risks described under "Common Risks for the Funds" on page 8. Our active trading investment strategy results in a higher-than-average portfolio turnover ratio and increased trading exposure, and may generate higher short-term capital gains.

You should consider these risks, along with the "Additional Strategies and General Investment Risks" section beginning on page 84. These considerations are all important to your investment choice.

70  Stock Funds Prospectus

                                              This page intentionally left blank
--------------------------------------------------------------------------------

Small Cap Growth Fund
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years (or since inception, if shorter). Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.

--------------------------------------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
--------------------------------------------------------------------------------------------------------------
                                                          CLASS A SHARES--COMMENCED
                                                          ON SEPTEMBER 16, 1996
                                                          ----------------------------------------------------
                                                          Sept. 30,       Sept. 30,     Sept. 30,    Sept. 30,
For the period ended:                                       2001            2000          1999         1998/1/
                                                          ----------------------------------------------------
Net asset value, beginning of period                      $  43.48        $  26.23       $ 17.86      $ 25.62

Income from investment operations:
  Net investment income (loss)                               (0.17)          (0.08)        (0.18)       (0.09)
  Net realized and unrealized gain
     (loss) on investments                                  (22.23)          19.88          9.99        (7.67)

Total from investment operations                            (22.40)          19.80          9.81        (7.76)

Less distributions:
  Dividends from net investment income                        0.00            0.00          0.00         0.00
  Distributions from net realized gain                       (7.85)          (2.55)        (1.44)        0.00

Total from distributions                                     (7.85)          (2.55)        (1.44)        0.00

Net asset value, end of period                            $  13.23        $  43.48       $ 26.23      $ 17.86

Total return/4/                                             (59.99)%         81.03%        58.81%      (30.29)%

Ratios/supplemental data:
  Net assets, end of period (000s)                        $101,201        $203,164       $16,662      $10,899

Ratios to average net assets (annualized):
  Ratio of expenses to average net assets                     1.36%           1.29%         1.35%        1.36%
  Ratio of net investment income (loss) to
     average net assets                                      (0.86)%         (0.78)%       (0.92)%      (0.82)%

Portfolio turnover                                             250%            263%          249%         110%

Ratio of expenses to average net assets prior to
   waived fees and reimbursed expenses (annualized)/5/        1.61%           1.86%         1.53%        1.49%
--------------------------------------------------------------------------------------------------------------

/1/ The Fund changed its fiscal year-end from March 31 to September 30.
/2/ The Fund changed its fiscal year-end from September 30 to March 31.
/3/ Ratio includes activity of the master portfolio prior to December 15, 1997. /4/ Total returns do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns for periods of less than one year are not annualized.
/5/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

72  Stock Funds Prospectus

                                                            Financial Highlights
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
                               CLASS B SHARES--COMMENCED
                               ON SEPTEMBER 16, 1996
----------------------------------------------------------------------------------------------------------------
    March 31,     March 31,    Sept. 30,     Sept. 30,     Sept. 30,    Sept. 30,     March 31,     March 31,
      1998          1997/2/       2001         2000           1999         1998/1/       1998          1997/2/
----------------------------------------------------------------------------------------------------------------
    $ 18.98       $ 22.45       $ 42.33      $  25.72       $ 17.64      $ 25.38       $ 18.93       $ 22.46


      (0.06)        (0.01)        (0.26)        (0.14)        (0.36)       (0.18)        (0.11)        (0.04)

       8.76         (3.46)       (21.66)        19.25          9.86        (7.56)         8.61         (3.49)

       8.70         (3.47)       (21.92)        19.11          9.50        (7.74)         8.50         (3.53)


       0.00          0.00          0.00          0.00          0.00         0.00          0.00          0.00
      (2.06)         0.00         (7.63)        (2.50)        (1.42)        0.00         (2.05)         0.00

      (2.06)         0.00         (7.63)        (2.50)        (1.42)        0.00         (2.05)         0.00

    $ 25.62       $ 18.98       $ 12.78      $  42.33       $ 25.72      $ 17.64       $ 25.38       $ 18.93

      47.03%       (15.46)%      (60.30)%       79.74%        57.66%      (30.50)%       46.02%       (15.72)%


    $15,611       $ 3,107       $44,832      $116,520       $18,718      $13,071       $15,320       $ 1,905


       1.22%/3/      1.10%/3/      2.10%         2.04%         2.09%        2.11%         1.92%/3/      1.75%/3/

      (0.43)%/3/    (0.23)%/3/    (1.60)%       (1.53)%       (1.67)%      (1.56)%       (1.13)%/3/    (0.85)%/3/

        291%/3/        69%/3/       250%          263%          249%         110%          291%/3/        69%/3/


       1.57%/3/      2.80%/3/      2.32%         2.72%         2.29%        2.13%         2.21%/3/      3.55%/3/
----------------------------------------------------------------------------------------------------------------

                                                      Stock Funds Prospectus  73

Small Cap Growth Fund                                       Financial Highlights
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years (or since inception, if shorter). Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.

-----------------------------------------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
-----------------------------------------------------------------------------------------------------------------
                                                  CLASS C SHARES--COMMENCED
                                                  ON DECEMBER 15, 1997
                                                  ---------------------------------------------------------------
                                                  Sept. 30,     Sept. 30,     Sept. 30,   Sept. 30,     March 31,
For the period ended:                                2001          2000         1999         1998/1/      1998
                                                  ---------------------------------------------------------------
Net asset value, beginning of period               $ 42.31       $ 25.71       $17.63      $ 25.38       $21.77

Income from investment operations:
  Net investment income (loss)                       (0.27)        (0.08)       (0.39)       (0.18)       (0.08)
  Net realized and unrealized gain
     (loss) on investments                          (21.64)        19.18         9.89        (7.57)        3.69

Total from investment operations                    (21.91)        19.10         9.50        (7.75)        3.61

Less distributions:
  Dividends from net investment income                0.00          0.00         0.00         0.00         0.00
  Distributions from net realized gain               (7.63)        (2.50)       (1.42)        0.00         0.00

Total from distributions                             (7.63)        (2.50)       (1.42)        0.00         0.00

Net asset value, end of period                     $ 12.77       $ 42.31       $25.71      $ 17.63       $25.38

Total return/2/                                     (60.31)%       79.72%       57.69%      (30.54)%      16.58%

Ratios/supplemental data:
  Net assets, end of period (000s)                 $10,856       $28,018       $1,711      $ 1,426       $2,495

Ratios to average net assets (annualized):
  Ratio of expenses to average net assets             2.10%         2.04%        2.10%        2.11%        2.10%
  Ratio of net investment income (loss) to
     average net assets                              (1.60)%       (1.53)%      (1.68)%      (1.56)%      (1.17)%

Portfolio turnover                                     250%          263%         249%         110%         291%

Ratio of expenses to average net assets
   prior to waived fees and reimbursed
   expenses (annualized)/3/                           2.18%         2.44%        2.68%        2.71%        2.66%
-----------------------------------------------------------------------------------------------------------------

/1/ The Fund changed its fiscal year-end from March 31 to September 30.
/2/ Total returns do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns for periods of less than one year are not annualized.
/3/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

74  Stock Funds Prospectus

Small Company Value Fund
--------------------------------------------------------------------------------

Portfolio Managers: Tasso H. Coin, Jr., CFA; Douglas G. Pugh, CFA

--------------------------------------------------------------------------------

Investment Objective
The Small Company Value Fund seeks to provide long-term capital appreciation.

--------------------------------------------------------------------------------

Investment Strategies
The Fund is a gateway fund that invests its assets in a core portfolio with a substantially similar investment objective and investment strategies. We focus the Fund's investment strategy on small-capitalization stocks.

In making investment decisions for the Fund, we identify the least expensive small cap stocks across different sectors. To narrow the universe of possible candidates, we use a proprietary, quantitative screening process to emphasize companies exhibiting traditional value characteristics and to rank stocks within each sector based on this criteria. The valuation analysis allows us to focus our fundamental research efforts on the stocks that we believe are the most undervalued relative to their respective small cap peer group. We analyze each company's fundamental operating characteristics (such as: price/earnings ratios, cash flows, company operations including company prospects and profitability) to identify those companies that are the most promising within their peer group based on factors that have historically determined subsequent outperformance for a given sector. Fundamental research is primarily conducted through financial statement analysis and meetings with company management, however, third-party research is also used for due diligence purposes. The portfolio seeks capital appreciation through stock selection, while minimizing volatility by maintaining broad exposure to the sectors represented by the Russell 2000 Value Index.

Under normal circumstances, we invest at least 80% of the Fund's assets in securities of companies with market capitalizations equal to or lower than the company with the largest market capitalization in the Russell 2000 Index, a small-capitalization range that is expected to change frequently. We may invest in additional core portfolios, in other Wells Fargo Funds, or directly in a portfolio of securities.

--------------------------------------------------------------------------------

Important Risk Factors and Other Considerations
The Fund is primarily subject to the "Equity Securities" and "Small Company Securities" risks described under "Common Risks for the Funds" on page 8.

You should consider these risks, along with the "Additional Strategies and General Investment Risks" section beginning on page 84. These considerations are all important to your investment choice.

                                                      Stock Funds Prospectus  75

Specialized Health Sciences Fund
--------------------------------------------------------------------------------

Portfolio Managers: Michael Dauchot, M.D. is the lead portfolio manager and is supported by Dresdner RCM Global Investors LLC's Health Care Team.

--------------------------------------------------------------------------------

Investment Objective
The Specialized Health Sciences Fund seeks long-term capital appreciation.

--------------------------------------------------------------------------------

Investment Strategies
We seek long-term capital appreciation by investing principally in equity securities of U.S. and foreign health sciences companies. We invest in equity securities of health sciences companies based in at least three countries, including the U. S. We define health sciences companies as those with revenues primarily generated by health care, medicine and life sciences products and services. This would include pharmaceutical, biochemical, biotechnology, health care facilities, health care service and medical device companies. We currently expect the majority of the Fund's foreign investments to be in companies organized or headquartered in countries of Western Europe and Japan. The Fund concentrates its investments in the health sciences sector, and because we retain the flexibility to invest in a relatively small number of stocks, the Fund also is considered to be non-diversified.

We evaluate the fundamental value and prospects for growth of individual companies and focus on health care companies that we expect will have higher than average rates of growth and strong potential for capital appreciation. We develop forecasts of economic growth, inflation, and interest rates that we use to identify regions and individual countries that are likely to offer the best investment opportunities.

--------------------------------------------------------------------------------

Permitted Investments
Under normal circumstances, we invest:

 .  at least 80% of the Fund's assets in securities of health sciences companies;
 .  up to 30% of total assets in foreign investments;
 .  up to 15% of total assets in equity securities of issuers with market capitalizations below $100 million at the time of purchase; and . principally in equity securities including common stocks, and preferred stocks, and in warrants, convertible debt securities, ADRs (and similar investments), shares of other mutual funds, and regular shares of foreign companies traded and settled on U.S. exchanges and over-the-counter markets.

76  Stock Funds Prospectus

--------------------------------------------------------------------------------

Important Risk Factors
The Fund is primarily subject to the risks described under "Common Risks for the Funds" on page 8. The Fund concentrates its investments in the health sciences sector, typically pharmaceutical, research and development, biotechnology, health care and health maintenance organizations, and health care-related products and services companies. Because of its focus in the health sciences sector, it will be more susceptible than funds that do not concentrate their investments to market and other conditions affecting a single group of industries. The health sciences sector is rapidly changing and may be impacted by such factors as government regulation, uncertain demand and the risk that products may become obsolete. Such changes may negatively affect the performance of Fund investments. Non-diversified funds are more susceptible to financial, market or economic events affecting the particular issuers in which they invest.

You should consider these risks, along with the "Additional Strategies and General Investment Risks" section beginning on page 84. These considerations are all important to your investment choice.

                                                      Stock Funds Prospectus  77

Sub-Adviser's Prior Performance History
--------------------------------------------------------------------------------

The performance information shown below represents performance of the Class N shares of the Dresdner RCM Global Health Care Fund, an open-end management investment company with an investment objective and investment strategies that are substantially identical to those of the Fund. The Wells Fargo Fund is expected to be managed using a substantially similar investment approach. The information presented below is net of actual fees charged to that fund. Please remember that prior performance is no guarantee of future results.

Class N Calendar Year Returns/1/

    [GRAPH]

'97     30.00%
'98     25.57%
'99     28.74%
'00     73.37%
'01    (13.80)%

Average annual total return                                             Since
for the period ended 12/31/01                           1 year        Inception

Global Health Care Fund Class N/2/ (Incept. 12/31/96)  (13.80)%         25.72%

S&P 500 Index/3/                                       (11.88)%         10.70%

/1/ Past performance assumes reinvestment of all distributions at net assets value.
/2/ The Wells Fargo Specialized Health Sciences Fund charges certain other fees not applicable to the Class N shares of the Dresdner RCM Global Health Care Fund shown above. If the fee and expense structure applicable to the Specialized Health Sciences Fund had been used, performance shown would be lower.
/3/ S&P Index is a registered trademark of Standard and Poor's.

78  Stock Funds Prospectus

Specialized Health Sciences Fund                            Financial Highlights
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years (or since inception, if shorter). Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.

--------------------------------------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
--------------------------------------------------------------------------------------------------------------
                                                CLASS A SHARES--       CLASS B SHARES--       CLASS C SHARES--
                                                COMMENCED              COMMENCED              COMMENCED
                                                ON APRIL 2, 2001       ON APRIL 2, 2001       ON APRIL 2, 2001
                                                --------------------------------------------------------------
                                                    Sept. 30,              Sept. 30,              Sept. 30,
For the period ended:                                 2001                   2001                   2001
                                                --------------------------------------------------------------
Net asset value, beginning of period                 $ 10.00                $ 10.00                $ 10.00

Income from investment operations:
  Net investment income (loss)                         (0.03)                 (0.06)                 (0.06)
  Net realized and unrealized gain (loss)
     on investments                                    (0.27)                 (0.28)                 (0.28)

Total from investment operations                       (0.30)                 (0.34)                 (0.34)

Less distributions:
  Dividends from net investment income                  0.00                   0.00                   0.00
  Distributions from net realized gain                  0.00                   0.00                   0.00

Total from distributions                                0.00                   0.00                   0.00

Net asset value, end of period                       $  9.70                $  9.66                $  9.66

Total return/1/                                        (3.00)%                (3.40)%                (3.40)%

Ratios/supplemental data:
  Net assets, end of period (000s)                   $12,331                $16,320                $ 2,277

Ratios to average net assets (annualized):
  Ratio of expenses to average net assets               1.65%                  2.40%                  2.40%
  Ratio of net investment income (loss)
     to average net assets                             (0.95)%                (1.67)%                (1.71)%

Portfolio turnover                                        48%                    48%                    48%

Ratio of expenses to average net assets prior
   to waived fees and reimbursed expenses
   (annualized)/2/                                      2.66%                  3.46%                  3.40%
--------------------------------------------------------------------------------------------------------------

/1/ Total returns do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns for periods of less than one year are not annualized.
/2/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

                                                      Stock Funds Prospectus  79

Specialized Technology Fund
--------------------------------------------------------------------------------

Portfolio Managers: Huachen Chen, CFA; Walter C. Price, Jr., CFA

--------------------------------------------------------------------------------

Investment Objective
The Specialized Technology Fund seeks long-term capital appreciation by investing in domestic and foreign equity securities of technology companies.

--------------------------------------------------------------------------------

Investment Strategies
We invest principally in equity securities of technology companies worldwide. We define technology companies as those with revenues primarily generated by technology products and services, such as computer, software, communications equipment and services, semi-conductor, healthcare, biotechnology and defense and aerospace. We concentrate the Fund's investments in the technology sector, and because we retain the flexibility to invest in a relatively small number of stocks, the Fund is also considered to be non-diversified.

We evaluate the fundamental value and prospects for growth of individual companies and focus on technology companies that we expect will have higher than average rates of growth and strong potential for capital appreciation. We develop forecasts of economic growth, inflation, and interest rates that we use to identify regions and individual countries that are likely to offer the best investment opportunities.

--------------------------------------------------------------------------------

Permitted Investments
Under normal circumstances, we invest:

 .  at least 80% of the Fund's assets in securities of technology companies.
 .  up to 50% of total assets in foreign securities;
 .  up to 25% of total assets in any one foreign country, although investments in Japan may exceed this limitation;
 . primarily in issuers with an average market capitalization of $500 million or more, although we may invest up to 15% of total assets in equity securities of issuers with market capitalizations below $100 million; and
 . principally in equity securities including common stocks, and preferred stocks, and in warrants, convertible debt securities, ADRs (and similar investments), shares of other mutual funds, and regular shares of foreign companies traded and settled on U.S. exchanges and over-the-counter markets.

We may hedge the portfolio's foreign currency exposure by purchasing or selling foreign currency futures and foreign currency forward contracts.

80  Stock Funds Prospectus

--------------------------------------------------------------------------------

Important Risk Factors
The Fund is primarily subject to the risks described under "Common Risks for the Funds" on page 8. The Fund concentrates its investments in securities of technology and technology-related companies. Because we focus the Fund's investments in technology companies, the Fund will be more susceptible than funds that do not concentrate their investments to market and other conditions affecting technology companies. The technology sector is rapidly changing and may be impacted by such factors as government regulation, uncertain demand and the risk that products may become obsolete. Such changes may negatively affect the performance of Fund investments. In the past, technology common stocks have experienced extreme price and volume fluctuations that have often been unrelated to the operating performance of such companies, and a portfolio invested in these securities has a higher degree of risk associated with it than more broadly invested equity funds. Non-diversified funds are more susceptible to financial, market or economic events affecting the particular issuers and industry sectors in which it invests. Significant losses may result from lack of depth of management, inability to generate funds necessary for growth or potential development, and competition from larger or more established companies. Smaller or newer companies may have more limited trading markets, and may be subject to wide price fluctuations.

Our active trading investment strategy results in a higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.

You should consider these risks, along with the "Additional Strategies and General Investment Risks" section beginning on page 84. These considerations are all important to your investment choice.

                                                      Stock Funds Prospectus  81

Specialized Technology Fund
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years (or since inception, if shorter). Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.


----------------------------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
----------------------------------------------------------------------------------------------------
                                                                         CLASS A SHARES--COMMENCED
                                                                         ON SEPTEMBER 18, 2000
                                                                         ---------------------------
                                                                            Sept. 30,      Sept. 30,
For the period ended:                                                         2001           2000
                                                                         ---------------------------
Net asset value, beginning of period                                      $ 10.11          $ 10.00

Income from investment operations:
   Net investment income (loss)                                             (0.02)            0.00
   Net realized and unrealized gain (loss) on investments                   (7.07)            0.11

Total from investment operations                                            (7.09)            0.11

Less distributions:
   Dividends from net investment income                                      0.00             0.00
   Distributions from net realized gain                                      0.00             0.00

Total from distributions                                                     0.00             0.00

Net asset value, end of period                                            $  3.02          $ 10.11

Total return/1/                                                            (70.13)%           1.10%

Ratios/supplemental data:
   Net assets, end of period (000s)                                       $22,946          $42,626

Ratios to average net assets (annualized):
   Ratio of expenses to average net assets                                   1.75%            1.75%
   Ratio of net investment income (loss) to
     average net assets                                                     (0.47)%          (0.13)%

Portfolio turnover                                                            773%               7%

Ratio of expenses to average net assets prior to
  waived fees and reimbursed expenses (annualized)/2/
                                                                             2.00%            2.02%
---------------------------------------------------------------------------------------------------

/1/ Total returns do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns for periods of less than one year are not annualized.

/2/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

82  Stock Funds Prospectus

                                                  Financial Highlights
-----------------------------------------------------------------------

CLASS B SHARES--COMMENCED                 CLASS C SHARES--COMMENCED
ON SEPTEMBER 18, 2000                     ON SEPTEMBER 18, 2000
-----------------------------------------------------------------------
Sept. 30,            Sept. 30,            Sept. 30,          Sept. 30,
   2001                2000                 2001                2000
-----------------------------------------------------------------------
$ 10.11              $ 10.00              $ 10.11              $ 10.00

  (0.06)                0.00                (0.06)                0.00

  (7.05)                0.11                (7.05)                0.11

  (7.11)                0.11                (7.11)                0.11

   0.00                 0.00                 0.00                 0.00
   0.00                 0.00                 0.00                 0.00

   0.00                 0.00                 0.00                 0.00

$  3.00              $ 10.11              $  3.00              $ 10.11

 (70.33)%               1.10%              (70.33)%               1.10%

$34,218              $52,958              $ 7,320              $14,176

   2.50%                2.50%                2.50%                2.50%

  (1.24)%              (0.88)%              (1.22)%              (0.90)%

    773%                   7%                 773%                   7%

   2.72%                2.77%                2.66%                2.77%
-----------------------------------------------------------------------

                                                      Stock Funds Prospectus  83

Additional Strategies and General Investment Risks
--------------------------------------------------------------------------------

Investment practices and risk levels are carefully monitored. Every attempt is made to ensure that the risk exposure for each Fund remains within the parameters of its objective and strategies.

We may temporarily hold assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments, to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interest of shareholders to do so. During these periods, a Fund may not achieve its objective.

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. You should carefully consider the risks common to investing in all mutual funds, including the Wells Fargo Funds. Certain common risks are identified in the "Summary of Important Risks" section on page 8. Other risks of mutual fund investing include the following:

 .  Unlike bank deposits, such as CDs or savings accounts, mutual funds are not insured by the FDIC.
 .  We cannot guarantee that a Fund will meet its investment objective.
 . We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" any investment loss you may suffer, nor can anyone we contract with to provide services, such as selling agents or investment advisers, offer or promise to make good any such losses.
 . Share prices--and therefore the value of your investment--will increase and decrease with changes in the value of the underlying securities and other investments. This is referred to as price volatility.
 .  An investment in a single Fund, by itself, does not constitute a complete investment plan.
 .  Certain Funds, such as the Mid Cap Growth Fund, Small Cap Growth Fund, and
   Specialized Technology Fund, employ an active trading investment strategy that results in a higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.
 . The Funds that invest in smaller companies, foreign companies (including investments made through ADRs and similar investments) and in emerging markets are subject to additional risks, including less liquidity and greater price volatility. A Fund's investment in foreign and emerging markets may also be subject to special risks associated with international trade, including currency, political, regulatory and diplomatic risk.
 . Certain Funds may also use various derivative instruments, such as options or futures contracts. The term "derivatives" covers a broad range of investments, but in general it refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. Some derivatives may be more sensitive to interest rate changes or market moves, and some may be susceptible to changes in yields or values due to their structure or contract terms.

84  Stock Funds Prospectus

--------------------------------------------------------------------------------

What follows is a general list of the types of risks (some of which are described previously) that may apply to a given Fund and a table showing some of the additional investment practices that each Fund may use and the key risks associated with them. Additional information about these practices is available in the Statement of Additional Information.

Concentration Risk--The risk that investing portfolio assets in a single industry or industries exposes the portfolio to greater loss from adverse changes affecting the industry.

Counter-Party Risk--The risk that the other party in a repurchase agreement or other transaction will not fulfill its contract obligation.

Currency Risk--The risk that a change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of an investment made in a security denominated in that foreign currency.

Emerging Market Risk--The additional risks associated with emerging markets, as defined in the glossary, including that they may be more sensitive to certain economic changes. For example, emerging market countries are often dependent on international trade and are therefore often vulnerable to recessions in other countries. They may have obsolete financial systems, have volatile currencies and may be more sensitive than more mature markets to a variety of economic factors. Emerging market securities may also be less liquid than securities of more developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Investment Risk--The additional risks associated with foreign investments, including that they may be subject to potentially less liquidity and greater price volatility. These additional risks include those related to adverse political, regulatory, market or economic developments, and foreign markets can and often do perform differently from U.S. markets. Emerging market securities typically present even greater exposure to these same risks and can present additional risks (such as those related to social unrest or political upheaval) that can make them extremely volatile. Additionally, foreign companies may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing their earnings potential, and dispositions of foreign securities and dividends and interest payable on those securities may be subject to high levels of foreign taxation. Direct investment in foreign securities involves exposure to fluctuations in foreign currency exchange rates, withholding and other taxes, trade settlement, custodial, and other operational risks, and the less stringent investor protection and disclosure standards of some foreign markets. ADRs reduce some of the risks of foreign investing, because a large, liquid market generally exists and U.S. trading and settlement practices reduce currency, custodial and other operational risks.

Leverage Risk--The risk that an investment practice, such as lending portfolio securities or engaging in forward commitment or when-issued securities transactions, may increase a Fund's exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

Liquidity Risk--The risk that a security cannot be sold at the time desired, or cannot be sold without adversely affecting the price.

Market Risk--The risk that the value of a stock, bond or other security will be reduced by market activity. This is a basic risk associated with all securities.

Non-Diversification Risk--The risk that, because the percentage of a non-diversified fund's assets that may be invested in the securities of a single issuer is not limited by the Investment Company Act of 1940 (the "1940 Act"), greater investment in a single issuer makes a fund more susceptible to financial, economic or market events impacting the issuer. (A "diversified" investment company is required by the 1940 Act generally, with respect to 75% of its total assets, to invest not more than 5% of such assets in the securities of a single issuer).

                                                      Stock Funds Prospectus  85

Additional Strategies and General Investment Risks
--------------------------------------------------------------------------------

Regulatory Risk--The risk that changes in government regulations will adversely affect the value of a security. Also the risk that an insufficiently regulated market might permit inappropriate practices that adversely affect an investment.

Small Company Investment Risk--The risk that investments in smaller companies may be more volatile and harder to sell than investments in larger companies. Smaller companies may have higher failure rates and generally have lower trading volumes than larger companies. Short-term changes in the demand for the securities of small companies may have a disproportionate effect on their market price, tending to make prices of these securities fall more dramatically in response to selling pressure.

In addition to the general risks discussed above and under "Summary of Important Risks," you should carefully consider and evaluate any special risks that may apply to investing in a particular Fund. See the "Important Risk Factors"
section in the summary for each Fund. You should also see the Statement of Additional Information for additional information about the investment practices and risks particular to each Fund.

86  Stock Funds Prospectus

--------------------------------------------------------------------------------

Investment Practice/Risk
The following table lists certain regular investment practices of the Funds, including some not disclosed in the Investment Objective and Investment Strategies sections of the Prospectus. The risks indicated after the description of the practice are NOT the only potential risks associated with that practice, but are among the more prominent. Market risk is assumed for each Fund. See the Statement of Additional Information for more information on these practices.

Remember, each Fund is designed to meet different investment needs and objectives.


                                                                DIVERSIFIED  EQUITY  EQUITY  EQUITY          GROWTH  INTERNATIONAL
                                                                EQUITY       INCOME  INDEX   VALUE   GROWTH  EQUITY  EQUITY
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT PRACTICE                        PRINCIPAL RISKS
----------------------------------------------------------------------------------------------------------------------------------
Borrowing Policies
The ability to borrow money for            Leverage Risk            X           X      X        X       X       X          X
temporary purposes (e.g. to meet
shareholder redemptions).

Emerging Markets
Securities of companies based in           Emerging Market,                                     X               X          X
countries considered developing or to      Foreign Investment,
have "emerging" stock markets.             Regulatory, Liquidity
Generally, these securities have the       and Currency Risk
same type of risks as foreign
securities, but to a higher degree.

Foreign Securities
Equity securities issued by a non-U.S.     Foreign Investment,      X           X      X        X       X       X          X
company, which may be in the form of an    Regulatory, Liquidity
ADR or similar investment, or debt         and Currency Risk
securities of a non-U.S. company or
foreign government.

Illiquid Securities
A security which may not be sold or        Liquidity Risk           X           X               X       X       X          X
disposed of in the ordinary course of
business within seven days at the value
determined by the Fund. Limited to
15% of net assets.

Loans of Portfolio Securities
The practice of loaning securities to      Counter-Party            X           X      X        X       X       X          X
brokers, dealers and financial             and Leverage
institutions to increase return on         Risk
those securities. Loans may be made up
to 1940 Act limits (currently one-third
of total assets, including the value of
the collateral received).

Options
The right or obligation to receive or      Liquidity Risk           X           X      X        X       X
deliver a security or cash payment
depending on the security's price or
the performance of an index or benchmark.
Types of options used may include:
options on securities, options on a
stock index, stock index futures and
options on stock index futures to
protect liquidity and portfolio value.

                                                                               LARGE   MID    SMALL  SMALL
                                                                  LARGE CAP    COMPANY CAP    CAP    COMPANY SPECIALIZED SPECIALIZED
                                                                  APPRECIATION GROWTH  GROWTH GROWTH VALUE   HEALTH      TECHNOLOGY
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT PRACTICE                        PRINCIPAL RISKS
------------------------------------------------------------------------------------------------------------------------------------
Borrowing Policies
The ability to borrow money for            Leverage Risk                X          X      X       X      X         X          X
temporary purposes (e.g. to meet
shareholder redemptions).

Emerging Markets
Securities of companies based in           Emerging Market,                                       X
countries considered developing or to      Foreign Investment,
have "emerging" stock markets.             Regulatory, Liquidity
Generally, these securities have the       and Currency Risk
same type of risks as foreign
securities, but to a higher degree.

Foreign Securities
Equity securities issued by a non-U.S.     Foreign Investment,                     X      X       X                X          X
company, which may be in the form of an    Regulatory, Liquidity
ADR or similar investment, or debt         and Currency Risk
securities of a non-U.S. company or
foreign government.

Illiquid Securities
A security which may not be sold or        Liquidity Risk               X          X      X       X      X         X          X
disposed of in the ordinary course of
business within seven days at the value
determined by the Fund. Limited to
15% of net assets.

Loans of Portfolio Securities
The practice of loaning securities to      Counter-Party                X          X      X       X      X         X          X
brokers, dealers and financial             and Leverage
institutions to increase return on         Risk
those securities. Loans may be made up
to 1940 Act limits (currently one-third
of total assets, including the value of
the collateral received).

Options
The right or obligation to receive or      Liquidity Risk                                 X       X                X          X
deliver a security or cash payment
depending on the security's price or
the performance of an index or benchmark.
Types of options used may include:
options on securities, options on a
stock index, stock index futures and
options on stock index futures to
protect liquidity and portfolio value.


                                                      Stock Funds Prospectus  87

Additional Strategies and General Investment Risks
--------------------------------------------------------------------------------

                                                                DIVERSIFIED  EQUITY  EQUITY  EQUITY          GROWTH  INTERNATIONAL
                                                                EQUITY       INCOME  INDEX   VALUE   GROWTH  EQUITY  EQUITY
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT PRACTICE                        PRINCIPAL RISKS
----------------------------------------------------------------------------------------------------------------------------------

Other Mutual Funds
Investments by the Fund in shares of      Market Risk               X           X      X        X       X       X          X
other mutual funds, which will cause
Fund shareholders to bear a pro rata
portion of the other fund's expenses,
in addition to the expenses paid by
the Fund.

Privately Issued Securities
Securities that are not publicly          Liquidity Risk            X           X      X        X       X       X          X
traded but which may or may not be
resold in accordance with Rule 144A
under the Securities Act of 1933.

Repurchase Agreements
A transaction in which the seller of      Counter-Party Risk        X           X      X        X       X       X          X
a security agrees to buy back a
security at an agreed upon time and
price, usually with interest.

Small Company Securities
Investments in small companies, which     Small Company             X                           X               X          X
may be less liquid and more volatile      Investment, Market
than investments in larger companies.     and Liquidity Risk

                                                                               LARGE   MID    SMALL  SMALL
                                                                  LARGE CAP    COMPANY CAP    CAP    COMPANY SPECIALIZED SPECIALIZED
                                                                  APPRECIATION GROWTH  GROWTH GROWTH VALUE   HEALTH      TECHNOLOGY
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT PRACTICE                        PRINCIPAL RISKS
------------------------------------------------------------------------------------------------------------------------------------

Other Mutual Funds
Investments by the Fund in shares of      Market Risk               X           X      X        X       X       X          X
other mutual funds, which will cause
Fund shareholders to bear a pro rata
portion of the other fund's expenses,
in addition to the expenses paid by
the Fund.

Privately Issued Securities
Securities that are not publicly          Liquidity Risk            X           X      X        X       X       X          X
traded but which may or may not be
resold in accordance with Rule 144A
under the Securities Act of 1933.

Repurchase Agreements
A transaction in which the seller of      Counter-Party Risk        X           X      X        X       X       X          X
a security agrees to buy back a
security at an agreed upon time and
price, usually with interest.

Small Company Securities
Investments in small companies, which     Small Company                                         X       X       X          X
may be less liquid and more volatile      Investment, Market
than investments in larger companies.     and Liquidity Risk

88  Stock Funds Prospectus

Organization and Management of the Funds
--------------------------------------------------------------------------------


A number of different entities provide services to the Funds. This section shows how the Funds are organized, lists the entities that perform different services, and explains how these service providers are compensated. Further information is available in the Statement of Additional Information for the Funds.

About Wells Fargo Funds Trust
The Trust was organized as a Delaware business trust on March 10, 1999. The Board of Trustees of the Trust supervises each Fund's activities, monitors its contractual arrangements with various service providers and decides upon matters of general policy.

The Trust was created to succeed to the assets and operations of the various mutual funds in the Stagecoach Family of Funds and the Norwest Advantage Family of Funds. The holding company of Wells Fargo Bank, the investment adviser to the Stagecoach Family of Funds, and the holding company of Norwest Investment Management, Inc. ("NIM"), the investment adviser to the Norwest Advantage Family of Funds, merged in November 1998. Each of the Funds described in this Prospectus has succeeded to the assets and operations of one or more corresponding Funds of Stagecoach or Norwest Advantage Funds. The performance and financial statement history of each Fund's designated predecessor Fund has been assumed by the Trust. The succession transactions were approved by the shareholders of the Stagecoach and Norwest Advantage Funds. The Table on page 110 identifies the Stagecoach or Norwest Advantage Fund predecessors to the Funds.

The Board of Trustees of the Trust supervises the Funds' activities and approves the selection of various companies hired to manage the Funds' operation. The major service providers are described in the diagram below. Except for the advisers, which generally may be changed only with shareholder approval, if the Board believes that it is in the best interests of the shareholders, it may change service providers.

------------------------------------------------------------------------------------------------------------------------------------
                                                         BOARD OF TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                                                 Supervises the Funds' activities
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                        INVESTMENT ADVISER                                                 CUSTODIAN
------------------------------------------------------------------------------------------------------------------------------------
             Wells Fargo Funds Management, LLC                             Wells Fargo Bank Minnesota, N.A.
             525 Market St.                                                6th St. & Marquette
             San Francisco, CA                                             Minneapolis, MN

             Manages the Funds' investment activities                      Provides safekeeping for the Funds' assets
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                     INVESTMENT SUB-ADVISER(S)
------------------------------------------------------------------------------------------------------------------------------------
                                                          Varies by Fund
                                           See Individual Fund Descriptions for Details
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                        SHAREHOLDER
                                                              TRANSFER                                   SERVICING
               ADMINISTRATOR                                    AGENT                                      AGENTS
------------------------------------------------------------------------------------------------------------------------------------
   Wells Fargo Funds Management, LLC              Boston Financial Data Services, Inc.                 Various Agents
   525 Market St.                                 Two Heritage Dr.
   San Francisco, CA                              Quincy, MA

   Manages the Funds' business activities         Maintains records of shares and                      Provide services
                                                  supervises the paying of dividends                   to customers
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                            FINANCIAL SERVICES FIRMS AND SELLING AGENTS
------------------------------------------------------------------------------------------------------------------------------------
                                  Advise current and prospective shareholders on Fund investments
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                           SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------------

                                                      Stock Funds Prospectus  89

Organization and Management of the Funds
--------------------------------------------------------------------------------

The Investment Adviser
Funds Management serves as the investment adviser for each of the Funds.
Funds Management, an indirect wholly owned subsidiary of Wells Fargo &
Company, was created to succeed to the mutual fund advisory responsibilities of Wells Fargo Bank and is an affiliate of Wells Fargo Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. The Funds' adviser is responsible for developing the investment policies and guidelines for the Funds, and for supervising the sub-advisers who are responsible for the day-to-day portfolio management of the Funds. As of September 30, 2001, Funds Management and its affiliates managed over $155 billion in assets. For providing these services, Funds Management is entitled to receive fees as described in the "Summary of Expenses" section at the front of this Prospectus.

The Diversified Equity and Growth Equity Funds are gateway funds that invest in various core portfolios. Funds Management is entitled to receive an annual investment advisory fee of 0.25% of each Fund's average daily net assets for providing services to each Fund, including the determination of the asset allocations of each Fund's investments in the various core portfolios. Funds Management also acts as the adviser to, and is entitled to receive a fee from, each core portfolio. The total amount of investment advisory fees paid to Funds Management as a result of a Fund's investments varies depending on the Fund's allocation of assets among the various core portfolios.

Dormant Investment Advisory Arrangements
Under the investment advisory contract for the Funds, Funds Management acts as investment adviser for gateway fund assets redeemed from a core portfolio and invested directly in a portfolio of securities. Funds Management does not receive any compensation under this agreement as long as a gateway fund invests substantially all of its assets in one or more core portfolios. If a gateway fund redeems assets from a core portfolio and invests them directly, Funds Management receives an investment advisory fee from the gateway fund for the management of those assets.

Each gateway fund has a similar "dormant" sub-advisory arrangement with some or all of the sub-advisers that advise the core portfolio(s) in which a gateway fund invests. Under these arrangements, if a gateway fund redeems assets from a core portfolio and invests them directly using the sub-adviser, the sub-adviser would receive a sub-advisory fee from Funds Management at the same rate the sub-adviser received from the core portfolio for investing the portion of the Fund's assets formerly invested in the core portfolio.

The Sub-Advisers
Wells Capital Management Incorporated ("WCM"), an affiliate of Funds Management located at 525 Market Street, San Francisco, CA 94163, is the sub-adviser for the Equity Index, Equity Value, Growth, International Equity, Mid Cap Growth and Small Cap Growth Funds, and in this capacity is responsible for the day-to-day investment management activities of the Funds. WCM provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies, and high net-worth individuals. As of September 30, 2001, WCM managed assets aggregating in excess of $99 billion.

Dresdner RCM Global Investors LLC ("Dresdner"), wholly owned by Dresdner RCM Global Investors US Holdings LLC ("US Holdings"), is located at 4 Embarcadero Center, San Francisco, CA 94111. US Holdings is a registered investment adviser and is wholly owned by Dresdner Bank AG, a subsidiary of Allianz AG. Dresdner is the sub-adviser for the Specialized Health Sciences and Specialized Technology Funds, and is responsible for the day-to-day investment management activities of the Funds. As of September 30, 2001, Dresdner and its affiliates managed over $37 billion in assets.

90  Stock Funds Prospectus

--------------------------------------------------------------------------------

Golden Capital Management, LLC ("Golden"), located at Two Resource Square, 10926 David Taylor Drive, Suite 180, Charlotte, NC 28262, is the investment sub-adviser for the OTC Growth Fund, and is responsible for the day-to-day investment management activities of the Fund. Golden provides equity investment management services for institutions and high net worth individuals. As of September 30, 2001, Golden managed over $426 million in assets.

Cadence Capital Management ("Cadence"), Peregrine Capital Management, Inc. ("Peregrine"), Smith Asset Management Group, LP ("Smith Group"), Schroder Investment Management North America Inc. ("Schroder") and WCM are each investment sub-advisers to certain Funds and to certain core portfolios in which the gateway funds invest and in this capacity are each responsible for the day-to-day investment management activities of the Funds and core portfolios.

Cadence, a wholly owned subsidiary of Allianz A.G. located at 265 Franklin Street, Boston, MA 02110, is the investment sub-adviser for the Large Cap Appreciation Portfolio. Cadence is a registered investment adviser that provides investment management services to pension plans, endowments, mutual funds and individual investors. As of September 30, 2001, Cadence managed approximately $5.1 billion in assets.

Peregrine, a wholly owned subsidiary of Wells Fargo Bank Minnesota, N.A. located at LaSalle Plaza, 800 LaSalle Avenue, Suite 1850, Minneapolis, MN 55402, is the investment sub-adviser for the Large Company Growth, Small Company Growth and Small Company Value Portfolios. Peregrine provides investment advisory services to corporate and public pension plans, profit sharing plans, savings investment plans, 401(k) plans, foundations and endowments. As of September 30, 2001, Peregrine managed approximately $9.1 billion in assets.

Schroder, located at 787 7th Avenue, New York, NY 10019, is the investment sub-adviser for the International Core Portfolio and the Small Cap Opportunities Fund. Schroder provides investment management services to company retirement plans, foundations, endowments, trust companies and high net-worth individuals. As of June 30, 2001, Schroder managed $34 billion in assets.

Smith Group, located at 200 Crescent Court, Suite 850, Dallas, TX 75201, is the investment sub-adviser for the Disciplined Growth and Small Cap Value Portfolios. Smith Group provides investment management services to company retirement plans, foundations, endowments, trust companies, and high net-worth individuals using a disciplined equity style. As of September 30, 2001, the Smith Group managed over $1.2 billion in assets.

WCM is the sub-adviser for the Equity Income, Index, International Equity and Small Cap Index Portfolios.

The sub-advisers are compensated for their services by Funds Management from the fees Funds Management receives for its services as adviser.

The Administrator
Funds Management provides the Funds with administrative services, including general supervision of each Fund's operation, coordination of the other services provided to each Fund, compilation of information for reports to the SEC and the state securities commissions, preparation of proxy statements and shareholder reports, and general supervision of data compilation in connection with preparing periodic reports to the Trust's Trustees and officers. Funds Management also furnishes office space and certain facilities to conduct each Fund's business. For providing these services, Funds Management is entitled to receive an annual fee of 0.15% of the average daily net assets of each Fund.

                                                      Stock Funds Prospectus  91

Organization and Management of the Funds
--------------------------------------------------------------------------------

Shareholder Servicing Plan
We have a shareholder servicing plan for each Fund. We have agreements with various shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services. For these services, each Fund pays an annual fee of 0.25% of its average daily net assets.

The Transfer Agent
Boston Financial Data Services, Inc. ("BFDS") provides transfer agency and dividend disbursing services to the Funds. For providing these services, BFDS receives an annual fee and certain transaction-related fees, and is reimbursed for out-of-pocket expenses incurred on behalf of the Funds.

92  Stock Funds Prospectus

A Choice of Share Classes
--------------------------------------------------------------------------------

After choosing a Fund, your next most important choice is which share class to buy. The following classes of shares are available through this Prospectus:

 .  Class A Shares--with a front-end sales charge, volume reductions and lower ongoing expenses than Class B and Class C shares.
 . Class B Shares--with a contingent deferred sales charge ("CDSC") payable upon redemption that diminishes over time, and higher ongoing expenses than Class A shares.
 . Class C Shares--with a 1.00% CDSC on redemptions made within one year of purchase, and higher ongoing expenses than Class A shares.

The choice among share classes is largely a matter of preference. You should consider, among other things, the different fees and sales loads assessed on each share class and the length of time you anticipate holding your investment. If you prefer to pay sales charges up front, wish to avoid higher ongoing expenses, or, more importantly, you think you may qualify for volume discounts based on the amount of your investment, then Class A shares may be the choice for you.

You may prefer instead to see "every dollar working" from the moment you invest. If so, then consider Class B or Class C shares. Please note that Class B shares convert to Class A shares after seven years to avoid the higher ongoing expenses assessed against Class B shares.

Class C shares are available for the Diversified Equity, Equity Income, Equity Value, Growth Equity, International Equity, Large Cap Appreciation, Large Company Growth, Mid Cap Growth, Small Cap Growth, Specialized Health Sciences and Specialized Technology Funds. They are similar to Class B shares, with some important differences. Unlike Class B shares, Class C shares do not convert to Class A shares. The higher ongoing expenses will be assessed as long as you hold the shares. The choice between Class B and Class C shares depends on how long you intend to hold Fund shares before redeeming them.

Orders for Class B shares of $250,000 or more either will be treated as orders for Class A shares or will be refused. For Class C shares, orders of $1,000,000 or more, including orders which because of a right of accumulation or letter of intent would qualify for the purchase of Class A shares without an initial sales charge, also either will be treated as orders for Class A shares or will be refused.

Please see the expenses listed for each Fund and the following sales charge schedules before making your decision. You should also review the "Reductions and Waivers of Sales Charges" section of the Prospectus. You may wish to discuss this choice with your financial consultant.

Class A Share Sales Charge Schedule
If you choose to buy Class A shares, you will pay the Public Offering Price ("POP") which is the NAV plus the applicable sales charge. Since sales charges are reduced for Class A share purchases above certain dollar amounts, known as "breakpoint levels," the POP is lower for these purchases.

                                                      Stock Funds Prospectus  93

A Choice of Share Classes
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CLASS A SHARES HAVE THE FOLLOWING SALES CHARGE SCHEDULE:
--------------------------------------------------------------------------------
                                      FRONT-END SALES            FRONT-END SALES
                                        CHARGE AS %                CHARGE AS %
        AMOUNT                           OF PUBLIC                OF NET AMOUNT
     OF PURCHASE                       OFFERING PRICE                INVESTED
Less than $50,000                          5.75%                      6.10%

$50,000 to $99,999                         4.75%                      4.99%

$100,000 to $249,999                       3.75%                      3.90%

$250,000 to $499,999                       2.75%                      2.83%

$500,000 to $999,999                       2.00%                      2.04%

$1,000,000 and over/1/                     0.00%                      0.00%

/1/ We will assess Class A share purchases of $1,000,000 or more a 1.00% CDSC if they are redeemed within one year from the date of purchase, unless the dealer of record waived its commission with a Fund's approval. CDSCs are based on the lower of the NAV on the date of purchase or the date of redemption.

Class B Share CDSC Schedule
If you choose Class B shares, you buy them at NAV and agree that if you redeem your shares within six years of the purchase date, you will pay a CDSC based on how long you have held your shares. Certain exceptions apply (see "Class B and Class C Share CDSC Waivers" and "Waivers for Certain Parties"). The CDSC
schedule is as follows:

-----------------------------------------------------------------------------------------
CLASS B SHARES HAVE THE FOLLOWING CDSC SCHEDULE:
-----------------------------------------------------------------------------------------
REDEMPTION WITHIN  1 YEAR  2 YEARS  3 YEARS  4 YEARS  5 YEARS  6 YEARS  7 YEARS  8 YEARS
CDSC                5.00%   4.00%    3.00%    3.00%    2.00%    1.00%    0.00%   A shares

The CDSC percentage you pay is applied to the lower of the NAV of the shares on the date of the original purchase, or the NAV of the shares on the date of redemption.

We always process partial redemptions so that the least expensive shares are redeemed first in order to reduce your CDSC. After shares are held for six years, the CDSC expires. After shares are held for seven years, the Class B shares are converted to Class A shares to reduce your future ongoing expenses.

Class B shares received in the reorganization of the Stagecoach Funds in exchange for Stagecoach Fund shares purchased after July 17, 1999 are also subject to the above CDSC schedule.

Class B shares received in the reorganization of the Norwest Advantage Funds in exchange for Norwest Advantage Fund shares purchased after May 18, 1999 are also subject to the above CDSC schedule.

94  Stock Funds Prospectus

--------------------------------------------------------------------------------

Class B shares received in the reorganization of the Stagecoach Funds in exchange for Stagecoach Fund shares purchased prior to July 17, 1999, but after March 3, 1997 are subject to the following CDSC schedule, and such shares convert to Class A shares automatically after six years:

--------------------------------------------------------------------------------
CLASS B SHARES RECEIVED IN EXCHANGE FOR STAGECOACH FUND SHARES PURCHASED AFTER
MARCH 3, 1997, BUT BEFORE JULY 17, 1999 HAVE THE FOLLOWING CDSC SCHEDULE:
--------------------------------------------------------------------------------
REDEMPTION WITHIN  1 YEAR  2 YEARS  3 YEARS  4 YEARS  5 YEARS  6 YEARS  7 YEARS
CDSC                5.00%   4.00%    3.00%    3.00%    2.00%    1.00%   A shares

Class B shares received in the reorganization of the Stagecoach Funds in exchange for Stagecoach Fund shares purchased prior to March 3, 1997 are subject to a CDSC if they are redeemed within four years of the original purchase. The CDSC schedule for these shares is below:

--------------------------------------------------------------------------------
CLASS B SHARES RECEIVED IN EXCHANGE FOR STAGECOACH FUND SHARES PURCHASED PRIOR
TO MARCH 3, 1997 HAVE THE FOLLOWING CDSC SCHEDULE:
--------------------------------------------------------------------------------
REDEMPTION WITHIN  1 YEAR  2 YEARS  3 YEARS  4 YEARS  5 YEARS  6 YEARS  7 YEARS
CDSC                3.00%   2.00%    1.00%    1.00%    0.00%    0.00%   A shares

Class B shares received in the reorganization of the Norwest Advantage Funds in exchange for Norwest Advantage Fund shares purchased prior to May 18, 1999 are subject to the following CDSC schedule on the exchanged shares, and such shares convert to Class A shares automatically after seven years:

-----------------------------------------------------------------------------------------
CLASS B SHARES RECEIVED IN EXCHANGE FOR NORWEST ADVANTAGE FUND SHARES PURCHASED PRIOR
TO MAY 18, 1999 HAVE THE FOLLOWING CDSC SCHEDULE:
-----------------------------------------------------------------------------------------
REDEMPTION WITHIN  1 YEAR  2 YEARS  3 YEARS  4 YEARS  5 YEARS  6 YEARS  7 YEARS  8 YEARS
CDSC                4.00%   3.00%    3.00%    2.00%    2.00%    1.00%    0.00%   A shares

If you exchange the Class B shares received in the reorganization for Class B shares of another Fund, you will retain the CDSC schedules of your exchanged shares. Additional shares purchased will age at the currently effective higher CDSC schedule first shown above.

Class C Share CDSC Schedule
If you choose Class C shares, you buy them at NAV and agree that if you redeem your shares within one year of the purchase date, you will pay a CDSC of 1.00%.

The CDSC percentage you pay is applied to the lower of the NAV on the date of the original purchase, or the NAV on the date of redemption. The distributor pays sales commissions of up to 1.00% of the purchase price of Class C shares to selling agents at the time of the sale, and up to 1.00% annually thereafter.

We always process partial redemptions so that the least expensive shares are redeemed first in order to reduce your CDSC. Class C shares do not convert to Class A shares, and therefore continue to pay the higher ongoing expenses.

                                                      Stock Funds Prospectus  95

Reductions and Waivers of Sales Charges
--------------------------------------------------------------------------------

Generally, we offer more sales charge reductions for Class A shares than for Class B and Class C shares, particularly if you intend to invest greater amounts. You should consider whether you are eligible for any of the potential reductions when you are deciding which share class to buy.

Class A Share Reductions
 .  You pay no sales charges on Fund shares you buy with reinvested distributions.
 .  You pay a lower sales charge if you are investing an amount over a breakpoint level. See the "Class A Share Sales Charge Schedule" above.
 . By signing a Letter of Intent ("LOI"), you pay a lower sales charge now in exchange for promising to invest an amount over a specified breakpoint within the next 13 months. We will hold in escrow shares equal to approximately 5% of the amount you intend to buy. If you do not invest the amount specified in the LOI before the expiration date, we will redeem enough escrowed shares to pay the difference between the reduced sales load you paid and the sales load you should have paid. Otherwise, we will release the escrowed shares when you have invested the agreed amount.
 . Rights of Accumulation ("ROA") allow you to combine the amount you are investing and the total value of Class A, Class B and Class C shares of any Wells Fargo Fund already owned (excluding Class A shares acquired at NAV) to reach breakpoint levels and to qualify for sales load discounts on subsequent purchases of Class A shares.
 . You pay no sales charges on Fund shares you purchase with the proceeds of a redemption of either Class A or Class B shares within 120 days of the date of redemption.
 . You may reinvest into a Wells Fargo Fund with no sales charge a required distribution from a pension, retirement, benefits or similar plan for which Wells Fargo Bank acts as trustee provided the distribution occurred within the 30 days prior to your reinvestment.

If you believe you are eligible for any of these reductions, it is up to you to ask the selling agent or the shareholder servicing agent for the reduction and to provide appropriate proof of eligibility.

You, or your fiduciary or trustee, also may tell us to extend volume discounts, including the reductions offered for rights of accumulation and letters of intent, to include purchases made by:

 .  a family unit, including children under the age of twenty-one or single trust estate;
 . a trustee or fiduciary purchasing for a single fiduciary relationship; or . the members of a "qualified group" which consists of a "company" (as defined in the 1940 Act, as amended), and related parties of such a "company," which has been in existence for at least six months and which has a primary purpose other than acquiring Fund shares at a discount.

--------------------------------------------------------------------------------
                  How a Letter of Intent Can Save You Money!

If you plan to invest, for example, $100,000 in a Wells Fargo Fund in installments over the next year, by signing a letter of intent you would pay only 3.75% sales load on the entire purchase. Otherwise, you might pay 5.75% on the first $49,999, then 4.75% on the next $50,000!
--------------------------------------------------------------------------------

96  Stock Funds Prospectus

--------------------------------------------------------------------------------

Class B and Class C Share CDSC Waivers
 . You pay no CDSC on Fund shares you purchase with reinvested distributions. . We waive the CDSC for all redemptions made because of scheduled (Rule 72T withdrawal schedule) or mandatory (withdrawals made after age 70 1/2 according to IRS guidelines) distributions for certain retirement plans. (See your retirement plan disclosure for details.)
 . We waive the CDSC for redemptions made in the event of the shareholder's death or for a disability suffered after purchasing shares. ("Disability" is defined by the Internal Revenue Code of 1986.)
 .  We waive the CDSC for redemptions made at the direction of Funds Management in order to, for example, complete a merger.
 .  We waive the Class B share CDSC for withdrawals made by former Norwest
   Advantage Funds shareholders in certain qualified accounts up to certain limits. (See the Statement of Additional Information for further details.)
 .  We waive the Class C share CDSC for certain types of accounts.

For Class B shares purchased after May 18, 1999 for former Norwest Advantage Funds shareholders, after July 17, 1999 for former Stagecoach Funds shareholders, and for all other shareholders, no CDSC is imposed on withdrawals that meet all of the following circumstances:

 . withdrawals are made by participating in the Systematic Withdrawal Program; . withdrawals may not exceed 10% of your fund assets (including "free shares") annually based on your anniversary date in the Systematic Withdrawal Program; and
 .  you participate in the dividend and capital gain reinvestment program.

Waivers for Certain Parties
If you are eligible for certain waivers, we will sell you Class A shares so you can avoid higher ongoing expenses. The following people can buy Class A shares at NAV:

 .  Current and retired employees, directors/trustees and officers of:
   .  Wells Fargo Funds (including any predecessor funds);
   .  Wells Fargo & Company and its affiliates;
   .  and the family members of any of the above.
 .  Current employees of:
   .  Stephens Inc. and its affiliates;
   .  broker-dealers who act as selling agents;
   . and immediate family members (spouse, sibling, parent or child) of any of the above. Contact your selling agent for further information.

You also may buy Class A Fund shares at NAV if they are to be included in certain retirement, benefits, pension or investment "wrap accounts" with whom Wells Fargo Funds has reached an agreement, or through an omnibus account maintained with a Fund by a broker-dealer.

We reserve the right to enter into agreements that reduce or eliminate sales charges for groups or classes of shareholders, or for Fund shares included in other investment plans such as "wrap accounts." If you own Fund shares as part of another account or package such as an IRA or a sweep account, you must read the directions for that account. These directions may supersede the terms conditions discussed here.

                                                      Stock Funds Prospectus  97

Reductions and Waivers of Sales Charges
--------------------------------------------------------------------------------

Distribution Plan
We have adopted a Distribution Plan ("Plan") pursuant to Rule 12b-1 of the 1940 Act for the Class B and Class C shares of the Funds. The Plan authorizes the payment of all or part of the cost of preparing and distributing prospectuses and distribution-related services including ongoing compensation to selling agents. The Plan also provides that, if and to the extent any shareholder servicing payments are recharacterized as payments for distribution-related services, they are approved and payable under the Plan. The fees paid under this Plan are as follows:

FUND                                         CLASS B      CLASS C
--------------------------------------------------------------------------------
Diversified Equity                            0.75%        0.75%

Equity Income                                 0.75%        0.75%

Equity Index                                  0.75%         N/A

Equity Value                                  0.75%        0.75%

Growth Fund                                   0.75%         N/A

Growth Equity                                 0.75%        0.75%

International Equity                          0.75%        0.75%

Large Cap Appreciation                        0.75%        0.75%

Large Company Growth                          0.75%        0.75%

Mid Cap Growth                                0.75%        0.75%

Small Cap Growth                              0.75%        0.75%

Small Company Value                           0.75%         N/A

Specialized Health Sciences                   0.75%        0.75%

Specialized Technology                        0.75%        0.75%

These fees are paid out of the Funds' assets on an ongoing basis. Over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

98  Stock Funds Prospectus

Exchanges
--------------------------------------------------------------------------------

Exchanges between Wells Fargo Funds involve two transactions: a sale of shares of one Fund and the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

 .  You should carefully read the prospectus for the Fund into which you wish to exchange.
 .  Every exchange involves selling Fund shares that may produce a capital gain or loss for tax purposes.
 . If you are making an initial investment into a new Fund through an exchange, you must exchange at least the minimum first purchase amount for the new Fund, unless your balance has fallen below that amount due to market conditions.
 .  Any exchange between Funds you already own must meet the minimum redemption and subsequent purchase amounts for the Funds involved.
 . Exchanges may be made between like share classes. Class C shares of non-money market Funds may be exchanged for Class A shares of money market Funds. Such exchanged Class C shares may only be re-exchanged for Class C shares of non-money market Funds. Class B and Class C share exchanges will not trigger the CDSC. The new shares will continue to age according to their original schedule while in the new Fund and will be charged the CDSC applicable to the original shares upon redemption. Exchanges of Class B shares into Money Market Fund Class B shares are subject to certain restrictions in addition to those described above.
 . In order to discourage excessive exchange activity that could result in additional expenses and lower returns for the Funds, the Funds may restrict or refuse exchanges from market timers. You may be considered a market timer if you completed more than one exchange within a 3-month period, or seem to be following a timing pattern.

Generally, we will notify you at least 60 days in advance of any changes in the exchange rules.

Contact your account representative for further details.

                                                      Stock Funds Prospectus  99

Your Account
--------------------------------------------------------------------------------

This section tells you how Fund shares are priced, how to open an account and how to buy, sell or exchange Fund shares once your account is open.

Pricing Fund Shares
 . As with all mutual fund investments, the price you pay to purchase shares or the price you receive when you redeem shares is not determined until after a request has been received in proper form. The price of Fund shares is based on a Fund's NAV. The price at which a purchase or redemption of Fund shares is effected is based on the next calculation of NAV after the order is placed.
 .  Each Fund's investments are generally valued at current market prices.
   Securities are generally valued based on the last sale price during the regular trading session if the security trades on an exchange ("closing price"), and if there is no sale, based on latest quoted bid prices. Securities that are not traded primarily on an exchange generally are valued using latest quoted bid prices obtained by an independent pricing service. We may be required to depart from these general valuation methods and use fair value pricing methods to determine the values of certain investments if we believe that the latest closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value when the Fund calculates its NAV. The closing price or the latest quoted bid price of a security may not reflect its current value if, among other things, a significant event occurs after the closing price or quoted bid price but before a Fund calculates its NAV that materially affects the value of the security. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price. See the Statement of Additional Information for further disclosure.
 . We determine the NAV of each class of the Funds' shares each business day as of the close of regular trading on the New York Stock Exchange ("NYSE") which is usually 4:00 p.m. (ET). We determine the NAV by subtracting each Fund class's liabilities from its total assets, and then dividing the result by the total number of outstanding shares of that class. See the Statement of Additional Information for further disclosure.
 . We process requests to buy or sell shares of the Funds each business day as of the close of regular trading on the NYSE, which is usually 4:00 p.m.
   (ET). If the NYSE closes early, the Funds will close early and will value their shares at such earlier time under these circumstances. Requests we receive in proper form before this time are processed the same day.
   Requests we receive after the cutoff time are processed the next business day.
 .  The Funds are open for business on each day the NYSE is open for business.
   NYSE holidays include New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. When any holiday falls on a weekend, the NYSE typically is closed on the weekday immediately before or after such holiday.

You Can Buy Fund Shares
 .  By opening an account directly with the Fund (simply complete and return a
   Wells Fargo Funds Application with proper payment);
 . Through a brokerage account with an approved selling agent; or . Through certain retirement, benefit and pension plans, or through certain packaged investment products (please see the providers of the plan for instructions).

In addition to payments received from the Funds, selling or servicing agents may receive significant additional payments directly from the Adviser, the Distributor, or their affiliates in connection with the sale of Fund shares.

100  Stock Funds Prospectus

--------------------------------------------------------------------------------

Minimum Investments
 . $1,000 per Fund minimum initial investment; or . $100 per Fund if you use the Systematic Purchase Program; and . $100 per Fund for all investments after your initial investment.

We may waive the minimum initial investment amount for purchases made through certain retirement, benefit and pension plans, through certain packaged investment products, or for certain classes of shareholders as permitted by the SEC. Check the specific disclosure statements and Applications for the program through which you intend to invest.

Small Account Redemptions
We reserve the right to redeem certain accounts that fall below the minimum initial investment amount as the result of shareholder redemptions (as opposed to market movement). We will notify you approximately 60 days prior to such redemption, and we will provide you with the opportunity to make additional investments that will bring your account above the minimum investment amount. Account redemptions are net of any applicable CDSC. Please contact your selling agent for further details.

                                                     Stock Funds Prospectus  101

Your Account
--------------------------------------------------------------------------------

The following section explains how you can buy shares directly from Wells Fargo Funds. For Funds held through brokerage and other types of accounts, please consult your selling agent.

--------------------------------------------------------------------------------
BY MAIL
--------------------------------------------------------------------------------
IF YOU ARE BUYING SHARES FOR THE FIRST TIME:
--------------------------------------------------------------------------------
 .  Complete a Wells Fargo Funds Application. Be sure to indicate the Fund name and the share class into which you intend to invest (if no choice is indicated, Class A shares will be designated). Your account will be credited on the business day that the transfer agent receives your application in proper order. Failure to complete an Application properly may result in a delay in processing your request.
 .  Enclose a check for at least $1,000 made out in the full name and share class of the Fund. For example, "Wells Fargo Growth Equity Fund, Class B." Please note that checks made payable to any entity other than the full Fund name or "Wells Fargo Funds" will be returned to you.
 .  All purchases must be made with U.S. dollars and all checks must be drawn on U.S. banks.
 .  You may start your account with $100 if you elect the Systematic Purchase
   Program option on the Application.
 .  Mail to: Wells Fargo Funds   Overnight Mail Only: Wells Fargo Funds
            P.O. Box 8266                            ATTN: CCSU-Boston Financial
            Boston, MA 02266-8266                    66 Brooks Drive
                                                     Braintree, MA 02184

--------------------------------------------------------------------------------
IF YOU ARE BUYING ADDITIONAL SHARES:
--------------------------------------------------------------------------------
 .  Make a check payable to the full name and share class of your Fund for at least $100. Be sure to write your account number on the check as well.
 .  Enclose the payment stub/card from your statement if available.
 .  Mail to: Wells Fargo Funds
            P.O. Box 8266
            Boston, MA 02266-8266

102  Stock Funds Prospectus

                                                               How to Buy Shares
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
BY WIRE
--------------------------------------------------------------------------------
IF YOU ARE BUYING SHARES FOR THE FIRST TIME:
--------------------------------------------------------------------------------
 .  You must first call Investor Services at 1-800-222-8222, option 0, to notify them of an incoming wire trade.
 .  If you do not currently have an account, complete a Wells Fargo Funds
   Application. You must wire at least $1,000. Be sure to indicate the Fund name and the share class into which you intend to invest.
 .  All purchases must be made with U.S. dollars.
 . Mail the completed Application. Your account will be credited on the business day that the transfer agent receives your application in proper order.

 .  Overnight Application to:   Wells Fargo Funds
                               ATTN: CCSU-Boston Financial
                               66 Brooks Drive
                               Braintree, MA 02184

 .  Wire money to:              State Street Bank & Trust         Attention:
                               Boston, MA                        Wells Fargo Funds (Name
                                                                 of Fund, Account Number,
                               Bank Routing Number:              and Share Class)
                               ABA 011 000028

                               Wire Purchase Account Number:     Account Name:
                               9905-437-1                        (Registration Name
                                                                 Indicated on Application)

--------------------------------------------------------------------------------
    IF YOU ARE BUYING ADDITIONAL SHARES:
--------------------------------------------------------------------------------
 . Instruct your wiring bank to transmit at least $100 according to the instructions given below. Be sure to have the wiring bank include your current account number and the name your account is registered in.

 .  Wire money to:             State Street Bank & Trust         Attention:
                               Boston, MA                        Wells Fargo Funds
                                                                 (Name of Fund, Account Number,
                               Bank Routing Number:              and Share Class)
                               ABA 011 000028

                               Wire Purchase Account Number:     Account Name:
                               9905-437-1                        (Registration Name
                                                                 Indicated on Account)




                                                     Stock Funds Prospectus  103

Your Account                                                   How to Buy Shares
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
BY PHONE
--------------------------------------------------------------------------------
IF YOU ARE BUYING SHARES FOR THE FIRST TIME:
--------------------------------------------------------------------------------
 . You can only make your first purchase of a Fund by phone if you already have an existing Wells Fargo Funds Account.

Call Investor Services at 1-800-222-8222, option 0 for an Investor Services Representative or option 2 to use our Automated Voice Response service to either:
 . transfer at least $1,000 from a linked settlement account, or . exchange at least $1,000 worth of shares from an existing Wells Fargo Funds
   Account.

--------------------------------------------------------------------------------
IF YOU ARE BUYING ADDITIONAL SHARES:
--------------------------------------------------------------------------------
 .  Call Investor Services at 1-800-222-8222, option 0 for an Investor Services
   Representative or option 2 to use our Automated Voice Response service to either:
   . transfer at least $100 from a linked settlement account, or . exchange at least $100 worth of shares from an existing Wells Fargo Funds
     Account.

104  Stock Funds Prospectus

                                                              How to Sell Shares
--------------------------------------------------------------------------------

The following section explains how you can sell shares held directly through an account with Wells Fargo Funds by mail or telephone. For Fund shares held through brokerage or other types of accounts, please consult your selling agent.

--------------------------------------------------------------------------------
BY MAIL
--------------------------------------------------------------------------------
 .  Write a "Letter of Instruction" stating your name, your account number, the
   Fund you wish to redeem and the dollar amount ($100 or more) of the redemption you wish to receive (or write "Full Redemption").
 .  Make sure all the account owners sign the request exactly as their names appear on the account application.
 .  You may request that redemption proceeds be sent to you by check, by ACH transfer into a bank account, or by wire. Please call Investor Services regarding requirements for linking bank accounts or for wiring funds. We reserve the right to charge a fee for wiring funds although it is not currently our practice to do so.
 .  Signature Guarantees are required for mailed redemption requests over
   $50,000, or if the address on your account was changed within the last 30 days. You can get a signature guarantee at financial institutions such as a bank or brokerage house. We do not accept notarized signatures.
 .  Mail to:      Wells Fargo Funds
                 P.O. Box 8266
                 Boston, MA 02266-8266

--------------------------------------------------------------------------------
BY PHONE
--------------------------------------------------------------------------------
 .  Call Investor Services at 1-800-222-8222, option 0 for an Investor Services
   Representative or option 2 to use our Automated Voice Response Service to request a redemption of at least $100. Be prepared to provide your account number and Taxpayer Identification Number.
 .  Unless you have instructed us otherwise, only one account owner needs to call in redemption requests.
 . You may request that redemption proceeds be sent to you by check, by transfer into an ACH-linked bank account, or by wire. Please call Investor Services regarding requirements for linking bank accounts or for wiring funds. We reserve the right to charge a fee for wiring funds although it is not currently our practice to do so.
 .  Telephone privileges are automatically made available to you unless you specifically decline them on your Application or subsequently in writing.
 . Telephone privileges allow us to accept transaction instructions by anyone representing themselves as the shareholder and who provides reasonable confirmation of their identity, such as providing the Taxpayer
   Identification Number on the account. We will not be liable for any losses incurred if we follow telephone instructions we reasonably believe to be genuine.
 . We will not mail the proceeds of a telephone redemption request if the address on your account was changed in the last 30 days.

                                                     Stock Funds Prospectus  105

Your Account                                                  How to Sell Shares
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
GENERAL NOTES FOR SELLING SHARES
--------------------------------------------------------------------------------
 . We will process requests to sell shares at the first NAV calculated after a request in proper form is received. Requests received before the cutoff time are processed on the same business day.
 .  Your redemptions are net of any applicable CDSC.
 . If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that supersede the directions in this Prospectus.
 . We reserve the right to delay payment of a redemption so that we may be reasonably certain that investments made by check, through ACH or Systematic Purchase Program have been collected. Payments of redemptions also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.
 . Generally, we pay redemption requests in cash, unless the redemption request is for more than the lesser of $250,000 or 1% of the net assets of the Fund by a single shareholder over any ninety-day period. If a request for a redemption is over these limits, it may be to the detriment of existing shareholders to pay such redemption in cash. Therefore, we may pay all or part of the redemption in securities of equal value.

106  Stock Funds Prospectus

                                              This page intentionally left blank
--------------------------------------------------------------------------------

Additional Services and Other Information
--------------------------------------------------------------------------------

Automatic Programs
These programs help you conveniently purchase and/or redeem shares each month. Once you select a Program, tell us the day of the month you would like the transaction to occur. If you do not specify a date, we will process the transaction on or about the 25th day of the month. Systematic Withdrawals may only be processed on or about the 25th day of the month. Call Investor Services at 1-800-222-8222, option 0 for more information.

 . Systematic Purchase Program--With this program, you can regularly purchase shares of a Wells Fargo Fund with money automatically transferred from a linked bank account. Simply select the Fund and class you would like to purchase and specify an amount of at least $100.
 . Systematic Exchange Program--With this program, you can regularly exchange shares of a Wells Fargo Fund you own for shares of another Wells Fargo Fund. The exchange amount must be at least $100. See the "Exchanges" section of this Prospectus for the conditions that apply to your shares. This feature may not be available for certain types of accounts.
 . Systematic Withdrawal Program--With this program, you can regularly redeem shares and receive the proceeds by check or by transfer to a linked bank account. Simply specify an amount of at least $100. To participate in this program, you:
   .  must have a Fund account valued at $10,000 or more;
   . must have your distributions reinvested; and . may not simultaneously participate in the Systematic Purchase Program.

It generally takes about ten days to establish a Program once we have received your instructions. It generally takes about five days to change or cancel participation in a Program. We may automatically cancel your program if the linked bank account you specified is closed, or for other reasons.

Income and Gain Distributions
The Equity Income and Equity Value Funds in this Prospectus pay distributions of net investment income and capital gain, if any, at least quarterly, all other Funds in this Prospectus pay any such distributions at least annually.

We offer the following distribution options:

 . Automatic Reinvestment Option--Lets you buy new shares of the same class of the Fund that generated the distributions. The new shares are purchased at NAV generally on the day the income is paid. This option is automatically assigned to your account unless you specify another option.
 . Check Payment Option--Allows you to receive checks for distributions mailed to your address of record or to another name and address which you have specified in written, signature guaranteed instructions. If checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible.
 . Bank Account Payment Option--Allows you to receive distributions directly in a checking or savings account through ACH. The bank account must be linked to your Wells Fargo Fund account. In order to establish a new linked bank account, you must send a written signature guaranteed instruction along with a copy of a voided check or deposit slip. Any distribution returned to us due to an invalid banking instruction will be sent to your address of record by check at the earliest date possible, and future distributions will be automatically re-invested.

108  Stock Funds Prospectus

--------------------------------------------------------------------------------

 .  Directed Distribution Purchase Option--Lets you buy shares of a different
   Wells Fargo Fund of the same share class. The new shares are purchased at NAV generally on the day the income is paid. In order to establish this option, you need to identify the Fund and account the distributions are coming from, and the Fund and account to which the distributions are being directed. You must meet any required minimum purchases in both Funds prior to establishing this option.

Remember, distributions have the effect of reducing the NAV per share by the amount distributed.

Taxes
The following discussion regarding federal income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important income tax considerations affecting the Funds and you as a shareholder. It is not intended as a substitute for careful tax planning. You should consult your tax advisor about your specific tax situation. Please see the Statement of Additional Information for further federal income tax considerations.

As required by the Internal Revenue Code, we will pass on to you substantially all of a Fund's net investment income and realized capital gains. Distributions of a Fund's ordinary income, net short-term capital gain and income from certain other sources will be taxable to you as ordinary income. Distributions of a Fund's net long-term capital gain will be taxable to you as long-term capital gain. Corporate shareholders may be able to deduct a portion of distributions when determining their taxable income.

Distributions from a Fund normally will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. At the end of each year, we will notify you of the federal income tax status of your distributions for the year.

If more than 50% of a Fund's total assets at the close of its taxable year consists of securities of non-U.S. companies, the Fund can file an election with the IRS which requires you to include a pro rata-portion amount of the Fund's foreign withholding taxes in your gross income, and treat such amount as foreign taxes paid by you. In general, you can either deduct such amount in computing your taxable income or claim such amount as a foreign tax credit against your federal income tax liability. We expect that the International Fund and International Equity Fund will be eligible for and will make this election. No other fund will be eligible for the election.

If you buy shares of a Fund shortly before it makes a distribution, your distribution will, in effect, be a taxable return of part of your investment. Similarly, if you buy shares of a Fund when it holds appreciated securities, you will receive a taxable return of part of your investment if and when the Fund sells the appreciated securities and realizes the gain. The Funds have built up, or have the potential to build up, high levels of unrealized appreciation.

Your redemptions (including redemptions in-kind) and exchanges of Fund shares ordinarily will result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Such capital gain or loss will be long-term capital gain or loss if you have held your redeemed or exchanged Fund shares for more than one year at the time of redemption or exchange. In certain circumstances, losses realized on the redemption or exchange of Fund shares may be disallowed.

Foreign residents may be subject to different tax treatment, including withholding taxes. In certain circumstances, U.S. residents may be subject to back-up withholding.

                                                     Stock Funds Prospectus  109

Table of Predecessors
--------------------------------------------------------------------------------

The Funds described in this Prospectus, except for the Large Cap Appreciation, Mid Cap Growth, Small Company Value, Specialized Health Sciences, and Specialized Technology Funds, were created as part of the reorganization of the Stagecoach Family of Funds, advised by Wells Fargo Bank and the Norwest Advantage Family of Funds, advised by NIM, into a single mutual fund complex. The reorganization followed the merger of the advisers' parent companies.

Each Fund listed below is an accounting survivor of a former Stagecoach Funds, Inc. or Norwest Advantage Funds fund, as indicated in the Table of Predecessors below. The performance histories and financial highlights of each Fund include the performance histories and financial highlights of the predecessor fund.

Wells Fargo Funds Trust             Predecessor Fund
--------------------------------------------------------------------------------
Diversified Equity Fund             Norwest Advantage Diversified Equity Fund
Equity Income Fund                  Norwest Advantage Income Equity Fund
Equity Index Fund                   Stagecoach Equity Index Fund
Equity Value Fund                   Stagecoach Equity Value Fund
Growth Fund                         Stagecoach Growth Fund
Growth Equity Fund                  Norwest Advantage Growth Equity Fund
International Equity Fund           Stagecoach International Equity Fund
Large Company Growth Fund           Norwest Advantage Large Company Growth Fund
Small Cap Growth Fund               Stagecoach Small Cap Fund

110  Stock Funds Prospectus

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--------------------------------------------------------------------------------

Description of Core Portfolios
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
PORTFOLIO                      OBJECTIVE
------------------------------------------------------------------------------------------------------------
Disciplined Growth Portfolio   The Portfolio seeks capital appreciation by investing in common stocks of larger companies.

Equity Income Portfolio        The Portfolio seeks to provide long-term capital appreciation consistent with above-average dividend income.

Index Portfolio                The Portfolio seeks to replicate the return of the S&P 500 Index with minimum tracking error and to minimize transaction costs.

International Equity           The Portfolio seeks total return, with an emphasis on capital appreciation
Portfolio                      over the long term, by investing in equity securities of companies located or operating in developed non-U.S. countries and in emerging markets of the world.

International Portfolio        The Portfolio seeks to provide long-term capital appreciation by investing directly or indirectly in high-quality companies based outside the United States.

Large Cap Appreciation         The Portfolio seeks long-term capital appreciation.
Portfolio

Large Company Growth           The Portfolio seeks to provide long-term capital appreciation by investing
Portfolio                      primarily in large, high-quality domestic companies that the adviser believes have superior growth potential.

Small Cap Index Portfolio      The Portfolio seeks to replicate the total return of the S&P Small Cap 600
                               Index with minimum tracking error and to minimize transaction costs.

Small Cap Value Portfolio      The Portfolio seeks capital appreciation by investing in common stocks of smaller companies.

Small Company Growth           The Portfolio seeks to provide long-term capital appreciation by investing
Portfolio                      in smaller domestic companies.

Small Company Value            The Portfolio seeks to provide long-term capital appreciation by investing
Portfolio                      primarily in smaller companies whose market capitalization is less than the largest stock in the Russell 2000 Index, which, as of December 31, 2001 was
                               $2.97 billion, but is expected to change frequently.

112  Stock Funds Prospectus

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PRINCIPAL STRATEGIES
--------------------------------------------------------------------------------
The Portfolio invests primarily in the common stocks of companies that, in the view of the adviser, possess above average potential for growth. We invest in a portfolio of securities with an average market capitalization greater than $5 billion.

The Portfolio invests primarily in the common stocks of large, high-quality domestic companies that have above-average return potential based on current market valuations and above average dividend income. We invest principally in securities of companies with market capitalizations of $3 billion or more.

Under normal circumstances, the Portfolio holds stocks representing 100% of the capitalization-weighted market values of the S&P 500 Index.

The Portfolio invests primarily in securities of companies in developed international and emerging market countries that we believe are both politically and economically stable. The Portfolio may invest more than 25% of its total assets in investments in a particular country, region, or type of investment. We apply a fundamentals-driven, value-oriented analysis to identify companies with above-average potential for long-term growth and total return capabilities.

The Portfolio invests primarily in securities of companies in developed international and emerging market countries that we believe are both politically and economically stable. The Portfolio may invest more than 25% of its total assets in investments in a particular country, region, or type of investment.

In making investment decisions for the Portfolio, we consider the 1,000 largest publicly traded companies in the U.S., screening the stocks in this universe for a series of growth and value criteria. We invest principally in securities of companies with market capitalizations of $3 billion or more.

The Portfolio invests primarily in large companies that have superior growth potential. We invest principally in securities of companies with market capitalizations of $3 billion or more.

Under normal circumstances, the Portfolio will hold stocks representing 100% of the capitalization-weighted market value of the S&P 600 Small Cap Index.

The Portfolio invests primarily in common stocks of companies that the adviser believes to be undervalued and likely to report a level of corporate earnings exceeding the level expected by investors. We invest principally in securities of companies with market capitalizations equal to or lower than the company with the largest market capitalization in the Russell 2000 Index, a small-capitalization range that is expected to change frequently.

The Portfolio invests primarily in the common stocks of small domestic companies that are either growing rapidly or completing a period of significant change. We invest principally in securities of companies with market capitalizations of $3 billion or less.

In making investment decisions for the Portfolio, we focus on securities that are conservatively valued in the marketplace relative to the stock of comparable companies, determined by price/earnings ratios, cash flows, or other measures. We invest principally in securities of companies with market capitalizations equal to or lower than the company with the largest market capitalization in the Russell 2000 Index, a small-capitalization range that is expected to change frequently.

                                                     Stock Funds Prospectus  113

Portfolio Managers
--------------------------------------------------------------------------------

David B. Breed, CFA
Diversified Equity Fund since 2001
Large Cap Appreciation Fund since 2001
Managing Director, Chief Executive Officer, Chief Investment Officer and founding partner of Cadence. He has managed separate equity accounts and has led the team of portfolio managers and analysts there since 1988. He earned his BA in Finance from the University of Massachusetts, and his MBA in Finance from the Wharton School of Business.

Huachen Chen, CFA
Specialized Technology Fund since 2000
Mr. Chen joined Dresdner RCM Global Investors as a securities analyst in 1985 and became a principal with the firm in 1994. He is co-manager for the day-to-day management of the Specialized Technology Fund and is responsible for fundamental security analysis for the wireless, hardware and international technology areas. He earned his BS from Cornell University in Electrical Engineering and his MS in Materials Science and Engineering from Northwestern University.

Tasso H. Coin, Jr., CFA
Diversified Equity Fund and its predecessor since 1995
Growth Equity Fund and its predecessor since 1995
Small Company Value Fund since 2001
Mr. Coin joined Peregrine in 1995 as a Senior Vice President. His responsibilities include overseeing the Small Company Value Portfolio. Prior to 1995, Mr. Coin was a research officer at Lord Asset Management. Mr. Coin earned his BA in Economics from Loyola University of Chicago.

John S. Dale, CFA
Diversified Equity Fund and its predecessor since 1988
Growth Equity Fund and its predecessor since 1989
Large Company Growth Fund and its predecessor since 1983
Mr. Dale joined Peregrine in 1988 as a Senior Vice President and has managed large company growth portfolios since 1983, currently totaling assets in excess of $3 billion. Prior to joining Peregrine, Mr. Dale had been associated with Norwest Bank and its affiliates since 1968. Mr. Dale earned his BA in Marketing from the University of Minnesota.

Michael Dauchot, M.D.
Specialized Health Sciences Fund since 2001
Dr. Dauchot is a Director of Dresdner RCM Global Investors, with which he has been associated since 1999. From 1996-1999, he served as an equity junior analyst in the field of medical technology for Robertson Stephens & Co. From 1991-1995 he served as a physician in the Immediate Care Facility at Hammond Clinic in Munster, Indiana. He earned his BA in Chemistry from Case Western Reserve University, Phi Beta Kappa and Magna Cum Laude, his M.D. from the University of Cincinnati College of Medicine, and his MBA from the J.L. Kellogg School of Management at Northwestern University.

Gary J. Dunn, CFA
Diversified Equity Fund and its predecessor since 1989
Equity Income Fund and its predecessor since 1989
Mr. Dunn joined WCM in 1998 as Principal for its Equity Income Team. WCM and NIM combined investment advisory services under the WCM name in 1999. Mr. Dunn formerly was the Director of Institutional Investments of NIM. He had been associated with Norwest Bank or its affiliates as a Financial Analyst and Portfolio Manager since 1979. Mr. Dunn earned his BA in Economics from Carroll College.

114  Stock Funds Prospectus

--------------------------------------------------------------------------------

Gregg Giboney, CFA
Equity Value Fund and its predecessor since 1997
Mr. Giboney joined WCM in 1996 as a member of the Value Equity Team providing security analysis and portfolio management. Mr. Giboney was with First Interstate Capital Management prior to 1996 in various capacities, including fixed-income trading, derivative management, equity analysis, stable value asset management and as a Portfolio Manager for personal, institutional and trust accounts. Mr. Giboney earned his BS in Accounting and Finance from Washington State University and his MBA from the University of Portland.

Christopher F. Greene
Mid Cap Growth Fund since 2000
Small Cap Growth Fund and its predecessor since 1999
Mr. Greene joined WCM in 1997 as Portfolio Manager and Analyst for the firm's Small Cap Equity Team. He is responsible for fundamental security analysis of small and mid cap growth securities. Before joining WCM, he worked at Hambrecht & Quist, an investment banking firm, as an Analyst in the corporate finance department from 1993 to 1996. Mr. Greene earned his BA in Economics from Claremont McKenna College.

Deborah Meacock, CFA
Growth Fund since 2001
Ms. Meacock has been a portfolio manager with Wells Capital Management Incorporated ("WCM") and Wells Fargo Bank Minnesota, N.A. (and its predecessor) for more than ten years. She is a Managing Director of separate account portfolio management, leading a team of portfolio managers in managing assets in a growth equity style for institutions, non-profit organizations and planned giving programs. Ms. Meacock received her undergraduate degree in Education/French from Oxford University, England, in 1976.

Robert B. Mersky, CFA
Diversified Equity Fund and its predecessor since 1988
Growth Equity Fund and its predecessor since 1989
Mr. Mersky is founder, President and a Portfolio Manager at Peregrine. In 1984, Mr. Mersky and five other Senior Portfolio Managers founded Peregrine. Mr. Mersky is responsible for Peregrine's Small Cap Equity style and oversees the Small Company Growth Portfolio. Mr. Mersky has actively managed small cap stocks since 1973. Prior to joining Peregrine, Mr. Mersky had been associated with Norwest Bank since 1968; and his responsibilities included Senior Research Analyst, Portfolio Manager, Director of Research and Chief Investment Officer. Mr. Mersky earned his BS in Accounting from the University of Minnesota.

Gary E. Nussbaum, CFA
Diversified Equity Fund and its predecessor since 1990
Growth Equity Fund and its predecessor since 1990
Large Company Growth Fund and its predecessor since 1990
Mr. Nussbaum joined Peregrine in 1990 as a Vice President and Portfolio Manager where he has managed large company growth portfolios, currently totaling assets in excess of $3 billion. Mr. Nussbaum earned his BBA in Finance and his MBA from the University of Wisconsin.

                                                     Stock Funds Prospectus  115

Portfolio Managers
--------------------------------------------------------------------------------

Michael Perelstein
Diversified Equity Fund and its predecessor since 1997
Growth Equity Fund and its predecessor since 1997
Mr. Perelstein joined Schroder in 1997. Since 1999 he has served as Schroder's Senior Investment Officer. Mr. Perelstein currently manages international portfolios and has more than 24 years of investment experience that includes more than 17 years specializing in overseas investing. Prior to 1997, Mr. Perelstein was a Director and a Managing Director at MacKay-Shields. Mr. Perelstein earned his BA in Economics from Brandeis University and his MBA from the University of Chicago. As of September 30, 2001 Schroder had over $10 billion in EAFE (Europe, Asia, Far East) assets under management.

Walter C. Price, Jr., CFA
Specialized Technology Fund since 2000
Mr. Price joined Dresdner RCM Global Investors in 1974 as a senior securities analyst and became a principal with the firm in 1978. He is co-manager for the day-to-day management of the Specialized Technology Fund and is responsible for fundamental security analysis in the software/services and internet areas. Mr. Price earned his BS with Honors in Electrical Engineering from M.I.T. and his BS and MS in management from the Sloan School at M.I.T. He is a past president of the M.I.T. Club of Northern California and is currently a Director. He also heads the Educational Council for M.I.T. in the Bay Area. Mr. Price is a past Chairman of the AIMR Committee on Corporate Reporting for the computer and electronics industries.

Douglas G. Pugh, CFA
Diversified Equity Fund and its predecessor since 1997
Growth Equity Fund and its predecessor since 1997
Small Company Value Fund since 2001
Mr. Pugh joined Peregrine in 1997 as a Senior Vice President. Mr. Pugh currently co-manages the Small Company Value Portfolio. Prior to 1997, Mr. Pugh was a Senior Equity Analyst and Portfolio Manager for Advantus Capital Management, an investment advisor firm. Mr. Pugh earned his BS in Finance and Business Administration from Drake University and his MBA from the University of Minnesota.

David L. Roberts, CFA
Diversified Equity Fund and its predecessor since 1989
Equity Income Fund and its predecessor since 1989
Mr. Roberts joined WCM in 1998 as the Equity Income Managing Director and simultaneously held this position at NIM until WCM and NIM combined investment advisory services under the WCM name in 1999. Mr. Roberts joined Norwest Corporation in 1972 as a Securities Analyst. He became Assistant Vice President Portfolio Manager in 1980 and was promoted to Vice President in 1982. He earned his BA in Mathematics from Carroll College.

Stephen S. Smith, CFA
Diversified Equity Fund and its predecessor since 1997
Growth Equity Fund and its predecessor since 1997
Mr. Smith is Principal and Chief Executive Officer of the Smith Group. Mr. Smith manages the Disciplined Growth Portfolio and Small Cap Value Portfolio. Prior to 1995, Mr. Smith previously served as Senior Portfolio Manager with Nations Bank. Mr. Smith earned his BS in Industrial Engineering and his MBA from the University of Alabama.

116  Stock Funds Prospectus

--------------------------------------------------------------------------------

David D. Sylvester
Diversified Equity Fund and its predecessor since 1996
Equity Index Fund and its predecessor since 1999
Growth Equity Fund and its predecessor since 1998
Mr. Sylvester has been with Wells Fargo & Company and its predecessors in an investment management capacity for over 22 years. Mr. Sylvester joined Wells Capital Management Incorporated ("WCM") in 1998 as an Executive Vice President. He simultaneously held the position of Managing Director for Reserve Asset Management at Norwest Investment Management ("NIM") (since 1997) until WCM and NIM combined investment advisory services under the WCM name in 1999. Mr. Sylvester has over 25 years of investment experience. He specializes in the management of structured portfolios, including indexed portfolios and overlay programs. Mr. Sylvester attended the University of Detroit--Mercy.

Cynthia A. Tusan, CFA
Diversified Equity Fund since 2001
Growth Equity Fund since 2001
International Equity Fund since 2001
Ms.Tusan joined WCM in 1996 from Wells Fargo Bank, N.A., where she managed individual and institutional investment management and trust accounts since 1989. She earned her BA in economics from Bryn Mawr College and her MBA from the Anderson School of Management at the University of California.

Paul E. von Kuster, CFA
Diversified Equity Fund and its predecessor since 1988
Growth Equity Fund and its predecessor since 1989
Mr. von Kuster joined Peregrine in 1984 as a Senior Vice President and Portfolio Manager. He currently co-manages the Small Company Growth Portfolio. Mr. von Kuster earned his BA in Philosophy from Princeton University.

Allan D. White
Equity Value Fund since January 2000
Mr. White joined WCM as Managing Director of the Value Equity Strategy Team in January 2000. He is responsible for the day-to-day management of the Fund, and for the co-direction of the stock selection process for the Team. Prior to joining WCM, Mr. White was a Principal at Olympic Capital Management, Inc. since 1993, and in his role as senior portfolio manager he was responsible for all portfolio investment decisions. From 1981 to 1993, Mr. White was a Vice President and senior portfolio manager at Robert E. Torry & Co., Inc. He has managed value equity portfolios for over 11 years.

                                                     Stock Funds Prospectus  117

Portfolio Managers
--------------------------------------------------------------------------------

Laurie R. White
Diversified Equity Fund and its predecessor since 1996
Equity Index Fund and its predecessor since 1999
Growth Equity Fund and its predecessor since 1998
Ms. White has been with Wells Fargo & Company and its predecessors in an investment management capacity for over 10 years. Ms. White joined WCM in 1998 as a Managing Director and simultaneously was a Director for Reserve Asset Management at NIM (since 1997) until WCM and NIM combined investment management services under the WCM name in 1999. Ms. White has over 14 years of investment management experience and currently specializes in managing indexed portfolios and overlay strategies for institutional investors. Ms. White earned her BA in Political Science from Carleton College and her MBA from the University of Minnesota.

Wayne A. Wicker, CFA
Diversified Equity Fund since 2001
Large Cap Appreciation Fund since 2001
Mr. Wicker joined Cadence in 1988 and serves as a Senior Portfolio Manager. Prior to joining Cadence, Mr. Wicker was Director of Investment Strategy at Howard Hughes Medical Institute, Manager and then Director of Employee Benefits at Dayton Hudson Corporation and a Financial Analyst at IDS Financial Services (now American Express Financial Advisors). He has 21 years of investment experience. Mr. Wicker earned his BA in Business Administration and a BA in Communications from the University of Washington. He earned his MBA in Finance from Michigan State University in 1984.

Sabrina Yih
Diversified Equity Fund since 2001
Growth Equity Fund since 2001
International Equity Fund since 2001
Ms. Yih joined WCM from the Columbia International Stock Fund, where she was a portfolio manager since December 1997. Over this period, her experience was focused on investing in Europe and Asia (exJapan), two of the International Equity Fund's largest regions. For eight years prior to that time, she was a portfolio manager for the Delphi International Fund for high net worth individuals. Ms. Yih received her BA in Economics from Mount Holyoke College, magna cum laude, in 1982, and her MBA from the J.L. Kellogg Graduate School of Management at Northwestern University in 1984. She is a Chartered Financial Analyst, a member of the Association of Investment Management and Research
(AIMR), and a member of the International Society of Financial Analysts.

Thomas Zeifang, CFA
Mid Cap Growth Fund since 2000
Small Cap Growth Fund and its predecessor since 1999
Mr. Zeifang joined WCM in 1997 as a Portfolio Manager and currently is a Managing Director of the Small Cap and Mid Cap Equity Teams. As strategy leader, he is responsible for fundamental security analysis. Prior to WCM, he was a Small Cap Equity Portfolio Manager from 1995 to 1997 at Wells Fargo Bank. Prior to 1995, he was a Financial Analyst at Fleet Investment Advisors. Mr. Zeifang earned his BS in Business Administration from St. Bonaventure University and his MBA from the University of Rochester.

118  Stock Funds Prospectus

Glossary
--------------------------------------------------------------------------------

We provide the following definitions to assist you in reading this Prospectus. For a more complete understanding of these terms you should consult your investment professional.

ACH
Refers to the "Automated Clearing House" system maintained by the Federal Reserve Bank, which banks use to process checks, transfer funds and perform other tasks.

American Depository Receipts ("ADRs")
Receipts for non-U.S. company stocks. The stocks underlying ADRs are typically held in bank vaults. The ADR's owner is entitled to any capital gains or dividends. ADRs are one way of owning an equity interest in foreign companies. Similar investments include European Depository Receipts and Global Depository Receipts.

Business Day
Any day the New York Stock Exchange is open is a business day for the Funds.

Capital Appreciation, Capital Growth
An increase in the value of a security. See also "total return."

Capitalization
When referring to the size of a company, capitalization means the total number of a company's outstanding shares of stock multiplied by the price per share. This is one accepted method of measuring a company's size and is sometimes referred to as "market capitalization."

Convertible Debt Securities
Bonds or notes that are exchangeable for equity securities at a set price on a set date or at the election of the holder.

Debt Securities
Generally, a promise to pay interest and repay principal by a company sold as a security. The owner of the security is entitled to receive any such payments. Examples include bonds and mortgage- and other asset-backed securities and can include securities in which the right to receive interest and principal repayment has been sold separately.

Derivatives
Securities whose values are derived in part from the value of another security or index. An example is a stock option.

Distributions
Dividends and/or capital gains paid by a Fund on its shares.

Diversified
A diversified fund, as defined by the 1940 Act, is one that invests in cash, Government securities, other investment companies and no more than 5% of its total assets in a single issuer. These policies must apply to 75% of the Funds' total assets. Non-diversified funds are not required to comply with these investment policies.

Emerging Markets
Markets associated with a country that is considered by international financial organizations, such as the International Finance Corporation and the International Bank for Reconstruction and Development, and the international financial community to have an "emerging" stock market. Such markets may be under-capitalized, have less-developed legal and financial systems or may have less stable currencies than markets in the developed world.


                                                     Stock Funds Prospectus  119

Glossary
--------------------------------------------------------------------------------

FDIC
The Federal Deposit Insurance Corporation. This is the company that provides federally sponsored insurance covering bank deposits, such as savings accounts and CDs. Mutual funds are not FDIC insured.

Gateway Fund
A Fund that invests its assets in one or more core portfolios or other Funds of Wells Fargo Funds, instead of directly in securities, to achieve its investment objective. Gateway funds investing in the same core portfolio or Fund can enhance their investment opportunities and reduce their expense ratios through sharing the costs and benefits of a larger pool of assets.

Hedge
Strategy used to offset investment risk. A perfect hedge is one eliminating the possibility of future gain or loss.

Illiquid Security
A security which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value determined by the Fund.

Initial Public Offering
The first time a company's stock is offered for sale to the public.

Liquidity
The ability to readily sell a security at a fair price.

Money Market Instruments
High-quality short-term instruments meeting the requirements of Rule 2a-7 under the Investment Company Act of 1940, such as bankers' acceptances, commercial paper, repurchase agreements and government obligations. In a money market fund, average portfolio maturity does not exceed 90 days, and all investments have maturities of 397 days or less at the time of purchase.

Net Asset Value ("NAV")
The value of a single fund share. It is determined by adding together all of a Fund's assets, subtracting accrued expenses and other liabilities, then dividing by the total number of shares.

Options
An option is the right to buy or sell a security based on an agreed upon price at a specified time. For example, an option may give the holder of a stock the right to sell the stock to another party, allowing the seller to profit if the price has fallen below the agreed price. Options may also be based on the movement of an index such as the S&P 500 Index.

Public Offering Price ("POP")
The NAV with the sales load added.

Repurchase Agreement
An agreement between a buyer and seller of a security in which the seller agrees to repurchase the security at an agreed upon price and time.

Russell 1000 Index
An index comprised of 1000 largest firms listed on the Russell 3000 Index. The Russell 3000 Index is a listing of 3000 corporations by the Frank Russell Company that is intended to be representative of the U.S. economy. The Russell 1000 is considered a mid- to large-cap index.

Russell 2000 Index
An index comprised of the 2000 smallest firms listed on the Russell 3000 Index. The Russell 3000 Index is a listing of 3000 corporations by the Frank Russell Company that is intended to be representative of the U.S. economy. The Russell 2000 is considered a small cap index.

120  Stock Funds Prospectus

--------------------------------------------------------------------------------

Russell Midcap(R) Growth Index
An index that measures the performance of those Russell Midcap(R) Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell Midcap(R) Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 24% of the total market capitalization of the Russell 1000 Index.

Selling Agent
A person who has an agreement with the Funds' distributors that allows them to sell a Fund's shares.

Shareholder Servicing Agent
Anyone appointed by the Fund to maintain shareholder accounts and records, assist and provide information to shareholders or perform similar functions.

Signature Guarantee
A guarantee given by a financial institution that has verified the identity of the maker of the signature.

S&P, S&P 500 Index
Standard & Poor's, a nationally recognized statistical ratings organization. S&P also publishes various indexes or lists of companies representative of sectors of the U.S. economy.

Statement of Additional Information
A document that supplements the disclosure made in the Prospectus.

Taxpayer Identification Number
Usually the social security number for an individual or the Employer Identification Number for a corporation.

Total Return
The annual return on an investment, including any appreciation or decline in share value. Total return calculations assume reinvestment of all dividends and capital gains, reflect fee waivers and exclude sales loads.

Turnover Ratio
The percentage of the securities held in a Fund's portfolio, other than short-term securities, that were bought or sold within a year.

Undervalued
Describes a stock that is believed to be worth more than its current price.

U.S. Government Obligations
Obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

Value Strategy
A strategy of investing which tries to identify and buy undervalued stocks under the assumption that the stock will eventually rise to its "fair market" value.

Warrants
The right to buy a stock at a set price for a set time.

                                                     Stock Funds Prospectus  121

YOU MAY WISH TO REVIEW THE FOLLOWING DOCUMENTS:

STATEMENT OF ADDITIONAL INFORMATION
supplements the disclosures made by this Prospectus. The Statement of Additional Information has been filed with the SEC and is incorporated by reference into this Prospectus and is legally part of this Prospectus.

ANNUAL/SEMI-ANNUAL REPORTS
provide certain financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance, over the reporting period.

THESE DOCUMENTS ARE AVAILABLE FREE OF CHARGE:
Call: 1-800-222-8222

Write to:
Wells Fargo Funds
P.O. Box 8266
Boston, MA 02266-8266; or

Visit the SEC's website at http://www.sec.gov

REQUEST COPIES FOR A FEE BY WRITING TO:
SEC Public Reference Room
Washington, DC 20549-6009; or
by electronic request at publicinfo@sec.gov
Call: 1-800-SEC-0330 for details

ADDITIONAL SERVICES QUESTIONS CAN BE
ANSWERED BY CALLING YOUR INVESTMENT
PROFESSIONAL

P003 (2/02)                                                     [LOGO]
ICA Reg.                                               Printed on Recycled Paper
No. 811-09253

             -----------------------------------------------------
             NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
             -----------------------------------------------------

                                                              [WELLS FARGO LOGO]

WELLS FARGO STOCK FUNDS
                                                                      ----------
                                                                      PROSPECTUS
                                                                      ----------

Diversified Equity Fund              International Equity Fund

Diversified Small Cap Fund           Large Cap Appreciation Fund

Equity Income Fund                   Large Company Growth Fund

Equity Value Fund                    Small Cap Growth Fund

Growth Fund                          Small Cap Opportunities Fund

Growth Equity Fund                   Small Company Growth Fund

Index Fund                           Small Company Value Fund

                                                                February 1, 2002

Please read this Prospectus and keep it for future reference. It is designed to provide you with important information and to help you decide if a Fund's goals match your own.

These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission ("SEC"), nor has the SEC passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by Wells Fargo Bank, N.A. ("Wells Fargo Bank") or any of its affiliates. Fund shares are NOT insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation ("FDIC") or any other governmental agency. AN INVESTMENT IN A FUND INVOLVES CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

INSTITUTIONAL

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

Table of Contents                                                                             Stock Funds
---------------------------------------------------------------------------------------------------------
Overview                                   Objectives and Principal Strategies                          4
                                           Summary of Important Risks                                   8
Important summary information              Performance History                                         12
about the Funds.                           Summary of Expenses                                         26
                                           Key Information                                             29

---------------------------------------------------------------------------------------------------------
The Funds                                  Diversified Equity Fund                                     30
                                           Diversified Small Cap Fund                                  34
Important information about                Equity Income Fund                                          38
the individual Funds.                      Equity Value Fund                                           42
                                           Growth Fund                                                 46
                                           Growth Equity Fund                                          50
                                           Index Fund                                                  54
                                           International Equity Fund                                   58
                                           Large Cap Appreciation Fund                                 62
                                           Large Company Growth Fund                                   66
                                           Small Cap Growth Fund                                       70
                                           Small Cap Opportunities Fund                                74
                                           Small Company Growth Fund                                   78
                                           Small Company Value Fund                                    82
                                           Additional Strategies and
                                             General Investment Risks                                  84
                                           Organization and Management
                                             of the Funds                                              88

---------------------------------------------------------------------------------------------------------
Your Investment                            Your Account                                                91
                                             How to Buy Shares                                         92
How to open an account and                   How to Sell Shares                                        93
how to buy, sell and exchange                Exchanges                                                 94
Fund shares.

---------------------------------------------------------------------------------------------------------
Reference                                  Other Information                                           95
                                           Table of Predecessors                                       96
Additional information and term            Description of Core Portfolios                              98
definitions.                               Portfolio Managers                                         100
                                           Glossary                                                   105

Stock Funds Overview
--------------------------------------------------------------------------------
See the individual Fund descriptions in this Prospectus for further details. Words appearing in italicized print and highlighted in color are defined in the glossary.

-------------------------------------------------------------------------------------------------
FUND                             OBJECTIVE
-------------------------------------------------------------------------------------------------
Diversified Equity Fund          Seeks long-term capital appreciation with moderate annual return volatility.

Diversified Small Cap Fund       Seeks long-term capital appreciation with moderate annual return volatility.

Equity Income Fund               Seeks long-term capital appreciation and above-average dividend income.

Equity Value Fund                Seeks long-term capital appreciation.

Growth Fund                      Seeks long-term capital appreciation.

Growth Equity Fund               Seeks long-term capital appreciation with moderate annual return volatility.

Index Fund                       Seeks to replicate the return of the S&P 500 Index.

International Equity Fund        Seeks total return with an emphasis on long-term capital appreciation.

Large Cap Appreciation           Seeks long-term capital appreciation.
Fund

4  Stock Funds Prospectus

-------------------------------------------------------------------------------
PRINCIPAL STRATEGIES
-------------------------------------------------------------------------------

The Fund is a gateway fund that invests in five different equity investment styles--index, equity income, large company, small cap and international--to minimize the volatility and risk of investing in a single equity investment style. We currently invest in 11 core portfolios.

The Fund is a gateway fund that invests in several different small capitalization equity styles in order to reduce the risk of price and return volatility associated with reliance on a single equity investment style. We invest principally in securities of companies with market capitalizations equal to or lower than the company with the largest market capitalization in the Russell 2000 Index, a small-capitalization range that is expected to change frequently. We currently invest in 4 core portfolios.

The Fund is a gateway fund that invests principally in the common stocks of large U.S. companies with strong return potential and above-average dividend income. We invest principally in securities of companies with market capitalizations of $3 billion or more.

We invest primarily in equity securities that we believe are undervalued in relation to the overall stock market or in relation to other quantitative and qualitative measures. We invest principally in securities of companies with market capitalizations of $3 billion or more.

We emphasize investment in companies that have a strong earnings growth trend and above-average prospects for future growth. We invest principally in securities of U.S. and foreign companies with market capitalizations of $3 billion or more.

The Fund is a gateway fund that invests in three different equity investment styles--large company, small cap, and international--to minimize the volatility and risk of investing in a single equity investment style. We currently invest in 7 core portfolios and one Wells Fargo Fund.

We invest in common stocks to replicate the total rate of return of the Standard & Poor's 500 Composite Stock Index (the "S&P 500 Index"), before fees and expenses. We invest in each company comprising the S&P 500 Index in proportion to its weighting in the S&P 500 Index. Regardless of market conditions, we attempt to achieve at least a 95% correlation between the performance of the S&P 500 Index and the Fund's investment results, before fees and expenses.

We invest principally in equity securities of companies based in developed foreign countries and emerging markets. We apply a fundamentals-driven, value-oriented analysis to identify companies with above-average potential for long-term growth and total return capabilities.

The Fund is a gateway fund that invests in the common stocks of large U.S. companies selected based on a series of growth and value criteria. We invest principally in securities of companies with market capitalizations of $3 billion or more.

                                                       Stock Funds Prospectus  5

Stock Funds Overview
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FUND                                   OBJECTIVE
--------------------------------------------------------------------------------
Large Company Growth                   Seeks long-term capital appreciation.
Fund

Small Cap Growth Fund                  Seeks long-term capital appreciation.

Small Cap Opportunities                Seeks long-term capital appreciation.
Fund

Small Company Growth                   Seeks long-term capital appreciation.
Fund

Small Company Value Fund               Seeks long-term capital appreciation.

6  Stock Funds Prospectus

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
PRINCIPAL STRATEGIES
--------------------------------------------------------------------------------

The Fund is a gateway fund that invests in the common stocks of large U.S. companies that the adviser believes have superior growth potential. We invest principally in securities of companies with market capitalizations of $3 billion or more.

In selecting portfolio investments, we focus on companies that we believe have above-average growth potential, or that may be involved in new or innovative products, services and processes. We invest principally in securities of companies with market capitalizations equal to or lower than the company with the largest market capitalization in the Russell 2000 Index, a small capitalization range that is expected to change frequently.

We buy stocks of companies that we believe can generate above-average earnings growth and sell at favorable prices in relation to book values and earnings. We invest principally in securities of companies with market capitalizations of $3 billion or less.

We invest primarily in the common stocks of small companies that are either growing rapidly or completing a period of significant change. We invest principally in securities of companies with market capitalizations of $3 billion or less.

The Fund is a gateway fund that invests in small U.S. companies selected based on a value-oriented analysis. We use a proprietary, quantitative screening process to emphasize companies exhibiting traditional value characteristics and to rank stocks within each sector based on this criteria. We invest principally in securities of companies with market capitalizations equal to or lower than the company with the largest market capitalization in the Russell 2000 Index, a small capitalization range that is expected to change frequently.

                                                       Stock Funds Prospectus  7

Summary of Important Risks
--------------------------------------------------------------------------------

This section summarizes important risks that relate to an investment in the Funds. All are important to your investment choice. Additional information about these and other risks is included in:

 .  the individual Fund Descriptions later in this Prospectus;
 .  the "Additional Strategies and General Investment Risks" section beginning on page 84; and
 .  the Funds' Statement of Additional Information.

An investment in a Fund is not a deposit of Wells Fargo Bank or any of its affiliates and is not insured or guaranteed by the FDIC or any other government agency. It is possible to lose money by investing in a Fund.

--------------------------------------------------------------------------------
COMMON RISKS FOR THE FUNDS
--------------------------------------------------------------------------------

Equity Securities
The Funds invest in equity securities, which are subject to equity market risk. This is the risk that stock prices will fluctuate and can decline and reduce the value of a Fund's portfolio. Certain types of stocks and certain individual stocks selected for a Fund's portfolio may underperform or decline in value more than the overall market. Growth style stocks are selected in part based on their prospects for future earnings, which may not be realized. There is no guarantee that stocks selected as "undervalued" using a value style approach will perform as expected.

Small Company Securities
Certain Funds invest in small company securities. Stocks of small companies tend to be more volatile and less liquid than larger company stocks. These companies may have no or relatively short operating histories, or are newly public companies. Some of these companies have aggressive capital structures, including high debt levels, or are involved in rapidly growing or changing industries and/or new technologies.

Foreign Investments
Certain Funds make foreign investments, which are subject to additional risks, including potentially less liquidity and greater price volatility. These additional risks include those related to adverse political, regulatory, market or economic developments, and foreign markets can and often do perform differently from U.S. markets. Emerging market securities typically present even greater exposure to these same risks and can present additional risks (such as those related to social unrest or political upheaval) that can make them extremely volatile. Additionally, foreign companies may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing their earnings potential, and dispositions of foreign securities and dividends and interest payable on those securities may be subject to high levels of foreign taxation. Foreign investments may be made directly through securities purchased in foreign markets, or through investments in American Depositary Receipts ("ADRs") and other similar investments. Direct investment in foreign securities involves exposure to additional risks, including those related to fluctuations in foreign currency exchange rates, withholding and other taxes, trade settlement, custodial, and other operational risks, and the less stringent investor protection and disclosure standards of some foreign markets. ADRs (receipts evidencing ownership of foreign stock deposited in a domestic bank or trust company) reduce some of the risks of foreign investing, because a large, liquid market generally exists and U.S. trading and settlement practices reduce currency, custodial and other operational risks. Similar investments (European and Global Depositary Receipts) are receipts for stock deposited in foreign banks and trust companies, trade across foreign and domestic markets, and can involve greater risks than ADRs.

8  Stock Funds Prospectus

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FUND                         SPECIFIC RISKS
--------------------------------------------------------------------------------

Diversified Equity Fund      The Fund is primarily subject to the risks
                             described under "Common Risks for the Funds" on page 8. Stocks selected for their dividend income may be more sensitive to interest rate changes than other stocks. Fund assets that track the performance of an index do so whether the index rises or falls.

Diversified Small Cap Fund   The Fund is primarily subject to the "Equity
                             Securities" and "Small Company Securities" risks described under "Common Risks for the Funds" on page 8. Fund assets that track the performance of an index do so whether the index rises or falls.

Equity Income Fund           The Fund is primarily subject to the "Equity
                             Securities" risks described under "Common Risks for the Funds" on page 8. Stocks selected for their dividend yields may be more sensitive to interest rate changes than other stocks.

Equity Value Fund            The Fund is primarily subject to the "Equity
                             Securities" and "Foreign Investments" risks described under "Common Risks for the Funds" on page 8.

Growth Fund                  The Fund is primarily subject to the "Equity
                             Securities" and "Foreign Investments" risks described under "Common Risks for the Funds" on page 8.

Growth Equity Fund           The Fund is primarily subject to the risks
                             described under "Common Risks for the Funds" on page 8. Fund assets that track the performance of an index do so whether the index rises or falls.

Index Fund                   The Fund is primarily subject to the "Equity
                             Securities" risks described under "Common Risks for the Funds" on page 8. Funds that track the performance of an index do so whether the index rises or falls.

International Equity Fund    The Fund is primarily subject to the "Equity
                             Securities" and "Foreign Investments" risks described under "Common Risks for the Funds" on page 8.

Large Cap Appreciation Fund  The Fund is primarily subject to the "Equity
                             Securities" risks described under "Common Risks for the Funds" on page 8.

Large Company Growth Fund    The Fund is primarily subject to the "Equity
                             Securities" and "Foreign Investments" risks described under "Common Risks for the Funds" on page 8.


                                                       Stock Funds Prospectus  9

Summary of Important Risks
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FUND                          SPECIFIC RISKS
--------------------------------------------------------------------------------

Small Cap Growth Fund         The Fund is primarily subject to the risks
                              described under "Common Risks for the Funds" on page 8. Our active trading investment strategy results in a may generate higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.

Small Cap Opportunities       The Fund is primarily subject to the "Equity
Fund                          Securities" and "Small Company Securities" risks
                              described under "Common Risks for the Funds" on page 8.

Small Company Growth Fund     The Fund is primarily subject to the "Equity
                              Securities" and "Small Company Securities" risks described under "Common Risks for the Funds" on page 8.

Small Company Value Fund      The Fund is primarily subject to the "Equity
                              Securities" and "Small Company Securities" risks described under "Common Risks for the Funds" on page 8.

10  Stock Funds Prospectus

                                              This page intentionally left blank
--------------------------------------------------------------------------------

Performance History
--------------------------------------------------------------------------------

The following information shows you how each Fund has performed and illustrates the variability of a Fund's returns over time. Each Fund's average annual returns for one-, five- and ten-year periods (or inception, as applicable) are compared to the performance of an appropriate broad-based index."Since Inception" information shown for a broad-based index reflects the published return closest to the Fund's inception date.

Please remember that past performance is no guarantee of future results.

The Large Cap Appreciation Fund has been in operation for less than a calendar year, and therefore performance information is not shown for this Fund. The performance information shown for the Small Company Value Fund reflects the performance of the Small Company Value Core Portfolio in which the Fund invests.

Diversified Equity Fund Institutional Class Calendar Year Returns/1/

  [GRAPH]

'92      4.74
'93     12.14
'94      0.83
'95     30.94
'96     20.43
'97     25.72
'98     22.35
'99     20.45
'00     (1.91)
'01    (12.46)

Best Qtr.: Q4 '98 . 19.88%               Worst Qtr.: Q3 '01 . (14.56)%

Average annual total return
for the period ended 12/31/01                1 year      5 years      10 years

Institutional Class (Incept. 11/11/94)/1/  (12.46)%        9.73%        11.50%

S&P 500 Index/2/                           (11.88)%       10.70%        12.93%

/1/ Performance shown for periods prior to November 11, 1994 reflects the performance of the predecessor collective investment fund, adjusted to reflect the fees and expenses of the Institutional Class. The collective investment fund was not a registered mutual fund and was not subject to certain investment limitations and other restrictions which, if applicable, may have adversely affected performance.
/2/  S&P 500 is a registered trademark of Standard & Poor's.

12  Stock Funds Prospectus

--------------------------------------------------------------------------------

Diversified Small Cap Fund Institutional Class Calendar Year Returns

  [GRAPH]

'98     (8.60)%
'99      9.85%
'00     11.74%
'01      2.08%

Best Qtr.: Q4 '01 . 17.09%               Worst Qtr.: Q3 '98 . (23.73)%


Average annual total return                           Since
for the period ended 12/31/01            1 year     Inception

Institutional Class (Incept. 12/31/97)    2.08%         3.45%

Russell 2000 Index                        2.49%         4.10%

                                                      Stock Funds Prospectus  13

Performance History
--------------------------------------------------------------------------------

Equity Income Fund Institutional Class Calendar Year Returns/1/

  [GRAPH]

'92      5.51%
'93      7.63%
'94      4.64%
'95     38.43%
'96     20.25%
'97     28.04%
'98     17.85%
'99      8.28%
'00      1.90%
'01     (5.45)%

Best Qtr.: Q4 '98 . 15.68%               Worst Qtr.: Q3 '98 . (10.35)%

Average annual total return
for the period ended 12/31/01               1 year      5 years      10 years

Institutional Class (Incept. 11/11/94)/1/  (5.45)%        9.50%        12.03%

S&P 500 Index/2/                          (11.88)%       10.70%        12.93%

Russell 1000 Value Index                   (5.59)%       11.13%        14.13%

/1/ Performance shown for periods prior to November 11, 1994 reflects the performance of the predecessor collective investment fund, adjusted to reflect the fees and expenses of the Institutional Class. The collective investment fund was not a registered mutual fund and was not subject to certain investment limitations and other restrictions which, if applicable, may have adversely affected performance.
/2/  S&P 500 is a registered trademark of Standard & Poor's.

14  Stock Funds Prospectus

--------------------------------------------------------------------------------

Equity Value Fund Institutional Class Calendar Year Returns/1/

  [GRAPH]

'92     10.54%
'93     25.82%
'94     (1.71)%
'95     24.37%
'96     26.69%
'97     27.46%
'98      6.84%
'99     (2.04)%
'00      3.39%
'01     (3.57)%

Best Qtr.: Q2 '97 . 15.24%               Worst Qtr.: Q3 '98 . (14.59)%

Average annual total return
for the period ended 12/31/01               1 year       5 years      10 years

Institutional Class (Incept.10/1/95)/1/    (3.57)%         5.88%        11.11%

S&P 500 Index/2/                          (11.88)%        10.70%        12.93%

Russell 1000 Value Index                   (5.59)%        11.13%        14.13%

/1/ Performance shown for periods prior to the inception of the Institutional Class shares reflects the performance of the Class A shares, which incepted on July 2, 1990. Performance shown for periods prior to September 6, 1996, reflects the performance of the Investor Shares of the Pacifica Equity Value Fund, a predecessor portfolio with the same investment objective and policies.
/2/  S&P 500 is a registered trademark of Standard & Poor's.

                                                      Stock Funds Prospectus  15

Performance History
--------------------------------------------------------------------------------

Growth Fund Institutional Class Calendar Year Returns/1/

  [GRAPH]

'92     13.44%
'93      8.44%
'94     (0.29)%
'95     28.90%
'96     21.48%
'97     19.31%
'98     29.24%
'99     21.27%
'00    (13.75)%
'01    (18.80)%

Best Qtr.: Q4 '98 . 23.42%               Worst Qtr.: Q3 '01 . (17.26)%


Average annual total return
for the period ended 12/31/01              1 year       5 years      10 years

Institutional Class (9/6/96)             (18.80)%         5.54%         9.66%

S&P 500 Index/2/                         (11.88)%        10.70%        12.93%

/1/ Performance shown for periods prior to the inception of the Institutional Class shares reflects the performance of the Class A shares, which incepted on August 2, 1990.
/2/  S&P 500 is a registered trademark of Standard & Poor's.

16  Stock Funds Prospectus

--------------------------------------------------------------------------------

Growth Equity Fund Institutional Class Calendar Year Returns/1/

  [GRAPH]

'92      5.06%
'93     19.75%
'94     (1.38)%
'95     24.87%
'96     18.78%
'97     20.09%
'98     16.50%
'99     25.72%
'00     (0.07)%
'01    (14.19)%

Best Qtr.: Q4 '99 . 20.08%               Worst Qtr.: Q3 '01 . (18.03)%

Average annual total return
for the period ended 12/31/01                 1 year      5 years      10 years

Institutional Class (Incept. 11/11/94)/1/   (14.19)%        8.57%        10.75%

S&P 500 Index/2/                            (11.88)%       10.70%        12.93%

/1/ Performance shown for periods prior to November 11, 1994 reflects the performance of the predecessor collective investment fund, adjusted to reflect the fees and expenses of the Institutional Class. The collective investment fund was not a registered mutual fund and was not subject to certain investment limitations and other restrictions which, if applicable, may have adversely affected performance.
/2/  S&P 500 is a registered trademark of Standard & Poor's.

                                                      Stock Funds Prospectus  17

Performance History
--------------------------------------------------------------------------------

Index Fund Institutional Class Calendar Year Returns/1/

  [GRAPH]

'92      7.77%
'93      8.95%
'94      1.11%
'95     36.00%
'96     22.26%
'97     33.18%
'98     28.33%
'99     20.59%
'00     (9.20)%
'01    (11.93)%

Best Qtr.: Q4 '98 . 21.32%               Worst Qtr.: Q3 '01 . (14.70)%

Average annual total return
for the period ended 12/31/01                 1 year      5 years      10 years

Institutional Class (Incept. 11/11/94)/1/   (11.93)%       10.51%        12.52%

S&P 500 Index/2/                            (11.88)%       10.70%        12.93%

/1/ Performance shown for periods prior to November 11, 1994 reflects the performance of the predecessor collective investment fund, adjusted to reflect the fees and expenses of the Institutional Class. The collective investment fund was not a registered mutual fund and was not subject to certain investment limitations and other restrictions which, if applicable, may have adversely affected performance.
/2/  S&P 500 is a registered trademark of Standard & Poor's.

18  Stock Funds Prospectus

--------------------------------------------------------------------------------

International Equity Fund Institutional Class Calendar Year Returns/1/

  [GRAPH]

'98     16.03%
'99     51.50%
'00    (12.99)%
'01    (18.16)%

Best Qtr.: Q4 '99 . 33.85%               Worst Qtr.: Q3 '98 . (17.89)%

Average annual total return
for the period ended 12/31/01                  1 year        Inception/1/

Institutional Class (Incept. 11/8/99)/1/     (18.16)%            4.58%

MSCI/EAFE Index/2/                           (21.44)%          (11.88)%

/1/ Performance shown for periods prior to the inception of the Institutional Class shares reflects the performance of the Class A shares which incepted on September 24, 1997.
/2/  Morgan Stanley Capital International/Europe, Australasia, and Far East
     Index.

                                                      Stock Funds Prospectus  19

Performance History
--------------------------------------------------------------------------------

Large Company Growth Fund Institutional Class Calendar Year Returns/1/

  [GRAPH]

'92      1.85%
'93     (0.36)%
'94     (1.07)%
'95     29.24%
'96     25.11%
'97     33.35%
'98     48.01%
'99     33.21%
'00     (3.62)%
'01    (21.58)%

Best Qtr.: Q4 '98 . 31.64%               Worst Qtr.: Q1 '01 . (22.83)%

Average annual total return
for the period ended 12/31/01                  1 year      5 years      10 years

Institutional Class (Incept. 11/11/94)/1/    (21.58)%       14.72%        12.43%

S&P 500 Index/2/                             (11.88)%       10.70%        12.93%

/1/ Performance shown for periods prior to November 11, 1994 reflects the performance of the predecessor collective investment fund, adjusted to reflect the fees and expenses of the Institutional Class. The collective investment fund was not a registered mutual fund and was not subject to certain investment limitations and other restrictions which, if applicable, may have adversely affected performance.
/2/  S&P 500 is a registered trademark of Standard & Poor's.

20  Stock Funds Prospectus

--------------------------------------------------------------------------------

Small Cap Growth Fund Institutional Class Calendar Year Returns/1/

  [GRAPH]

'95     69.60%
'96     23.45%
'97     11.57%
'98     (5.39)%
'99    120.19%
'00    (23.32)%
'01    (24.56)%

Best Qtr.: Q4 '99 . 63.61%               Worst Qtr.: Q1 '01 . (31.52)%

Average annual total return
for the period ended 12/31/01                1 year      5 years    Inception/2/

Institutional Class (Incept. 9/16/96)/1/   (24.56)%        6.10%       16.42%

Russell 2000 Index                           2.49%         7.52%        8.19%

/1/ Performance shown for periods prior to September 16, 1996 reflects the performance of the shares of the Small Capitalization Growth Fund for BRP Employment Retirement Plans, a predecessor collective investment fund with the same investment objective and policies as the Stagecoach Small Cap Fund, adjusted to reflect the fees and expenses of the Institutional Class. The collective investment fund was not a registered mutual fund and was not subject to certain investment limitations and other restrictions which, if applicable, may have adversely affected performance.
/2/  The predecessor collective investment fund incepted on November 1, 1994.

                                                      Stock Funds Prospectus  21

Performance History
--------------------------------------------------------------------------------

Small Cap Opportunities Fund Institutional Class Calendar Year Returns/1/

  [GRAPH]

'94      4.45%
'95     49.08%
'96     22.63%
'97     27.42%
'98     (9.36)%
'99     13.82%
'00     30.91%
'01     12.94%

Best Qtr.: Q2 '97 . 18.65%               Worst Qtr.: Q3 '98 . (23.27)%

Average annual total return                                            Since
for the period ended 12/31/01                1 year     5 years     Inception/2/

Institutional Class (Incept. 8/15/96)/1/     12.94%      14.21%        18.45%

Russell 2000 Index                            2.49%       7.52%         8.84%

/1/ Performance shown for periods prior to the inception of this Class reflects the performance of a predecessor class of shares that was substantially similar to this Class of shares and has been adjusted to reflect the expenses of this Class.
/2/  The predecessor class of shares incepted on August 1, 1993.

22  Stock Funds Prospectus

--------------------------------------------------------------------------------

Small Company Growth Fund Institutional Class Calendar Year Returns/1/

  [GRAPH]

'92     17.02%
'93     22.14%
'94     (3.44)%
'95     39.48%
'96     19.82%
'97     22.16%
'98     (9.11)%
'99     19.11%
'00      2.34%
'01      0.62%

Best Qtr.: Q4 '92 . 22.93%               Worst Qtr.: Q3 '98 . (24.63)%

Average annual total return
for the period ended 12/31/01               1 year      5 years      10 years

Institutional Class (Incept. 11/11/94)/1/    0.62%        6.38%        12.13%

Russell 2000 Index                           2.49%        7.52%        11.51%

/1/ Performance shown for periods prior to November 11, 1994 reflects the performance of the predecessor collective investment fund, adjusted to reflect the fees and expenses of the Institutional Class. The collective investment fund was not a registered mutual fund and was not subject to certain investment limitations and other restrictions which, if applicable, may have adversely affected performance.

                                                      Stock Funds Prospectus  23

Performance History
--------------------------------------------------------------------------------

Small Company Value Fund Class I Calendar Year Returns/1/

  [GRAPH]

'98     (9.25)%
'99      0.60%
'00     26.71%
'01     13.09%

Best Qtr.: Q2 '99 . 17.16%               Worst Qtr.: Q3 '98 . (19.28)%

Average annual total return/1/                                        Since
for the period ended 12/31/01             1 year      3 years      Inception/2/

Class I (Incept. 1/31/02)                 13.09%       12.97%         11.35%

Russell 2000 Index                         2.49%        6.42%          6.94%

/1/ Performance shown for periods prior to inception of this Class reflects performance of the Small Company Value Core Portfolio adjusted to reflect the fees and expenses of this Class.
/2/  The Small Company Value Core Portfolio incepted on June 1, 1997.

24  Stock Funds Prospectus

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--------------------------------------------------------------------------------

Stock Funds
--------------------------------------------------------------------------------

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in a Fund. These tables do not reflect charges that may be imposed in connection with an account through which you hold Fund shares. A broker/dealer or financial institution maintaining the account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------
                                                                       All Funds
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases (as a percentage
of offering price)                                                       None

Maximum deferred sales charge (load) (as a percentage of the lower of
the Net Asset Value ("NAV") at purchase or the NAV at redemption)        None
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)/1/
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                               Diversified        Diversified
                                               Equity Fund      Small Cap Fund
--------------------------------------------------------------------------------
Management Fees                                   0.89%              0.99%
Distribution (12b-1) Fees                         0.00%              0.00%
Other Expenses/2/                                 0.18%              0.29%
--------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES              1.07%              1.28%
--------------------------------------------------------------------------------
Fee Waivers                                       0.07%              0.08%
--------------------------------------------------------------------------------
NET EXPENSES/3/                                   1.00%              1.20%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                             International         Large Cap
                                              Equity Fund      Appreciation Fund
--------------------------------------------------------------------------------
Management Fees                                   1.00%              0.70%
Distribution (12b-1) Fees                         0.00%              0.00%
Other Expenses/2/                                 0.53%              0.28%
--------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES              1.53%              0.98%
--------------------------------------------------------------------------------
Fee Waivers                                       0.03%              0.03%
--------------------------------------------------------------------------------
NET EXPENSES/3/                                   1.50%              0.95%
--------------------------------------------------------------------------------
/1/ Expenses for gateway funds include expenses allocated from the core portfolio(s) in which each such Fund invests.
/2/ Other expenses may include expenses payable to affiliates of Wells Fargo Bank, N.A. Other expenses for the Large Cap Appreciation Fund have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses. Other expenses for the Small Company Value Fund are based on estimated amounts for the current fiscal year.
/3/ The adviser has committed through January 30, 2003 to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown.
/4/ Net expenses shown are lower than the contractual capped operating expense ratio. The contractual capped operating expense ratio for the Large Company Growth Fund is 1.00%, and for the Small Company Growth Fund is 1.25%.

26  Stock Funds Prospectus

                                                             Summary of Expenses
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
     Equity            Equity         Growth         Growth            Index
   Income Fund      Value Fund         Fund        Equity Fund         Fund
--------------------------------------------------------------------------------
      0.75%             0.75%          0.75%          1.09%            0.15%
      0.00%             0.00%          0.00%          0.00%            0.00%
      0.10%             0.27%          0.28%          0.20%            0.15%
--------------------------------------------------------------------------------
      0.85%             1.02%          1.03%          1.29%            0.30%
--------------------------------------------------------------------------------
      0.00%             0.02%          0.03%          0.04%            0.05%
--------------------------------------------------------------------------------
      0.85%             1.00%          1.00%          1.25%            0.25%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  Large Company       Small Cap      Small Cap    Small Company    Small Company
   Growth Fund/4/    Growth Fund   Opportunities   Growth Fund/4/   Value Fund
--------------------------------------------------------------------------------
      0.75%             0.90%          0.90%          0.90%            0.90%
      0.00%             0.00%          0.00%          0.00%            0.00%
      0.22%             0.37%          0.43%          0.31%            0.38%
--------------------------------------------------------------------------------
      0.97%             1.27%          1.33%          1.21%            1.28%
--------------------------------------------------------------------------------
      0.00%             0.07%          0.08%          0.00%            0.03%
--------------------------------------------------------------------------------
      0.97%             1.20%          1.25%          1.21%            1.25%
--------------------------------------------------------------------------------

                                                      Stock Funds Prospectus  27

Stock Funds                                                  Summary of Expenses
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EXAMPLE OF EXPENSES
--------------------------------------------------------------------------------

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume a fixed rate of return and that fund operating expenses remain the same. Your actual costs may be higher or lower than those shown.

You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you redeem your shares at the end of each period:

--------------------------------------------------------------------------------
                            Diversified
             Diversified     Small Cap     Equity        Equity        Growth
             Equity Fund        Fund    Income Fund    Value Fund       Fund
             -------------------------------------------------------------------
 1 YEAR        $  102         $  122        $   87        $  102       $  102
 3 YEARS       $  333         $  398        $  271        $  323       $  325
 5 YEARS       $  583         $  695        $  471        $  561       $  566
10 YEARS       $1,299         $1,538        $1,049        $1,246       $1,257
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                         Large Cap      Large
               Growth         Index      International Appreciation    Company
             Equity Fund      Fund        Equity Fund      Fund      Growth Fund
             -------------------------------------------------------------------
 1 YEAR        $  127         $ 26          $  153        $   97       $   99
 3 YEARS       $  405         $ 91          $  480        $  309       $  309
 5 YEARS       $  704         $164          $  831        $  539       $  536
10 YEARS       $1,553         $376          $1,821        $1,199       $1,190
--------------------------------------------------------------------------------

-------------------------------------------------------------------
             Small Cap      Small Cap       Small          Small
              Growth      Opportunities    Company        Company
               Fund           Fund       Growth Fund    Value Fund
             ------------------------------------------------------
 1 YEAR        $  122         $  127        $  123        $  127
 3 YEARS       $  396         $  414        $  384        $  403
 5 YEARS       $  690         $  721        $  665        $  699
10 YEARS       $1,528         $1,594        $1,466        $1,543
-------------------------------------------------------------------

28  Stock Funds Prospectus

Key Information
--------------------------------------------------------------------------------

In this Prospectus,"we" generally refers to Wells Fargo Funds Trust (the "Trust"), or Wells Fargo Funds Management, LLC ("Funds Management"), the Funds' investment adviser. "We" may also refer to the Funds' other service providers. "You" refers to the shareholder or potential investor.

--------------------------------------------------------------------------------

Core and Gateway Structure
Some of the Funds in this Prospectus are "gateway" funds in a "core and gateway" structure. In this structure, a gateway fund invests substantially all of its assets in one or more core portfolios of Wells Fargo Core Trust or other stand-alone funds of Wells Fargo Funds whose objectives and investment strategies are consistent with the gateway fund's investment objective. Through this structure gateway funds can enhance their investment opportunities and reduce their expenses by sharing the costs and benefits of a larger pool of assets. Core portfolios offer their shares to multiple gateway funds and other core portfolios rather than directly to the public. Certain administrative and other fees and expenses are charged to both the gateway fund and the core portfolio(s). The services provided and fees charged to a gateway fund are in addition to and not duplicative of the services provided and fees charged to the core portfolios. Fees relating to investments in other stand-alone funds are waived to the extent that they are duplicative, or would exceed certain defined limits. References to the investment activities of a gateway fund are intended to refer to the investment activities of the core portfolio(s) in which it invests.

--------------------------------------------------------------------------------

Important information you should look for as you decide to invest in a Fund:
The summary information on the previous pages is designed to provide you with an overview of each Fund. The sections that follow provide more detailed information about the investments and management of each Fund.

--------------------------------------------------------------------------------

Investment Objective and Investment Strategies
The investment objective of each Fund in this Prospectus is non-fundamental, that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for each Fund tells you:

 .  what the Fund is trying to achieve;
 . how we intend to invest your money; and . what makes the Fund different from the other Funds offered in this
   Prospectus.

--------------------------------------------------------------------------------

Permitted Investments
A summary of the Fund's key permitted investments and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis. Percentages of the "Fund's assets" are measured as percentages of net assets plus borrowings for investment purposes.

--------------------------------------------------------------------------------

Important Risk Factors
Describes the key risk factors for the Fund, and includes risks described in the "Summary of Important Risks" and "Additional Strategies and General Investment Risks" sections.

Words appearing in italicized print and highlighted in color are defined in the Glossary.

                                                      Stock Funds Prospectus  29

Diversified Equity Fund
--------------------------------------------------------------------------------

Investment Objective
The Diversified Equity Fund seeks long-term capital appreciation with moderate annual return volatility by diversifying its investments among different equity investment styles.

--------------------------------------------------------------------------------

Investment Strategies
The Fund is a gateway fund that invests in a "multi-style" equity investment approach designed to minimize the volatility and risk of investing in a single equity investment style. "Style" means either an approach to selecting investments, or a type of investment that is selected for a Fund. We currently invest in 11 core portfolios. We may make changes in the asset allocation at any time in response to market and other conditions. We may invest in more or fewer core portfolios, in other Wells Fargo Funds, or directly in a portfolio of securities.

--------------------------------------------------------------------------------

Permitted Investments
Under normal circumstances, we invest at least 80% of the Fund's assets in equity securities, using a combination of 5 different equity investment styles-- index, equity income, large company, small cap, and international--for the Fund's investments. We allocate the assets dedicated to large company investments to 3 Portfolios, the assets allocated to small cap investments to 4 Portfolios and the assets allocated to international investments to 2 Portfolios.

--------------------------------------------------------------------------------

Portfolio Allocation
Under normal circumstances, the core portfolio allocations for the Fund are as follows:

Investment Style/Portfolios             Allocation

Index Portfolio                         25%

Equity Income Portfolio                 25%

Large Company Style                     25%
   Large Cap Appreciation                     2.5%
   Large Company Growth Portfolio              20%
   Disciplined Growth Portfolio               2.5%

Small Cap Style                         10%
   Small Cap Index Portfolio                  2.5%
   Small Company Growth Portfolio             2.5%
   Small Company Value Portfolio              2.5%
   Small Cap Value Portfolio                  2.5%

International Style                     15%
   International Portfolio                   7.50%
   International Equity Portfolio            7.50%

TOTAL FUND ASSETS                      100%

30  Stock Funds Prospectus

--------------------------------------------------------------------------------

Portfolio Management
Please see the "Description of Core Portfolios" section on page 98 for the objective and principal strategies of each portfolio, and the "Portfolio Managers" section on page 100 for the professional summaries for these managers.

Core Portfolio                   Sub-Adviser      Portfolio Manager(s)

Index                            WCM              David D. Sylvester and
                                                  Laurie R. White

Equity Income                    WCM              David L. Roberts, CFA and
                                                  Gary J. Dunn, CFA

Large Cap Appreciation           Cadence          David B. Breed, CFA and
                                                  Wayne A. Wicker, CFA

Large Company Growth             Peregrine        John S. Dale, CFA and
                                                  Gary E. Nussbaum, CFA

Disciplined Growth               Smith            Stephen S. Smith, CFA

Small Cap Index                  WCM              David D. Sylvester and
                                                  Laurie R. White

Small Company Growth             Peregrine        Robert B. Mersky, CFA and
                                                  Paul E. von Kuster, CFA

Small Company Value              Peregrine        Tasso H. Coin, Jr., CFA and
                                                  Douglas G. Pugh, CFA

Small Cap Value                  Smith            Stephen S. Smith, CFA

International                    Schroder         Michael Perelstein

International Equity             WCM              Cynthia Tusan, CFA and
                                                  Sabrina Yih, CFA

--------------------------------------------------------------------------------

Important Risk Factors
The Fund is primarily subject to the risks described under "Common Risks for the Funds" on page 8. Stocks selected for their dividend income may be more sensitive to interest rate charges than other stocks. Fund assets that track the performance of an index do so whether the index rises or falls.

You should consider these risks, along with the "Additional Strategies and General Investment Risks" section beginning on page 84. These considerations are all important to your investment choice.

                                                      Stock Funds Prospectus  31

Diversified Equity Fund
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years (or since inception, if shorter). Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.

-------------------------------------------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
-------------------------------------------------------------------------------------------------------------------
                                                                             INSTITUTIONAL CLASS SHARES--COMMENCED
                                                                             ON NOVEMBER 11, 1994
                                                                            ---------------------------------------
                                                                                 Sept. 30,         Sept. 30,
For the period ended:                                                               2001              2000
                                                                            ---------------------------------------
Net asset value, beginning of period                                           $    52.72        $    48.00

Income from investment operations:
  Net investment income (loss)                                                       0.15              0.18
  Net realized and unrealized gain (loss) on investments                           (11.70)             7.37

Total from investment operations                                                   (11.55)             7.55

Less distributions:
  Dividends from net investment income                                              (0.17)            (0.16)
  Distributions from net realized gain                                              (4.62)            (2.67)

Total from distributions                                                            (4.79)            (2.83)

Net asset value, end of period                                                 $    36.38        $    52.72

Total return/3/                                                                    (23.95)%           15.99%

Ratios/supplemental data:
  Net assets, end of period (000s)                                             $1,398,810        $1,938,206

Ratios to average net assets (annualized):
  Ratio of expenses to average net assets/2/                                         1.00%             1.00%
  Ratio of net investment income (loss) to average net assets                        0.38%             0.31%

Portfolio turnover                                                                     34%/4/            38%/4/

Ratio of expenses to average net assets prior to waived fees and
  reimbursed expenses (annualized)/2/, /5/                                           1.07%             1.10%
-------------------------------------------------------------------------------------------------------------------

/1/ The Fund changed its fiscal year-end from May 31 to September 30.
/2/ Includes expenses allocated from the Portfolio(s) in which the Fund invests. /3/ Total returns do not include any sales charges, and would have been lower had certain gross expenses not been waived or reimbursed during the periods shown. Total returns for periods of less than one year are not annualized.
/4/ Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund's investment percentage in the respective Portfolio by the corresponding Portfolio's portfolio turnover rate.
/5/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

32  Stock Funds Prospectus

                                                            Financial Highlights
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
      Sept. 30,             May 31,            May 31,             May 31,
       1999/1/               1999               1998                1997
--------------------------------------------------------------------------------

    $    48.25          $    43.06         $    36.50          $    30.55

          0.04                0.22               0.22                0.25
         (0.29)               6.15               8.94                6.05

         (0.25)               6.37               9.16                6.30

          0.00               (0.20)             (0.27)              (0.16)
          0.00               (0.98)             (2.33)              (0.19)

          0.00               (1.18)             (2.60)              (0.35)

    $    48.00          $    48.25         $    43.06          $    36.50

         (0.52)%             15.08%             26.12%              20.76%

    $1,902,474          $1,629,191         $1,520,343          $1,212,565

          1.00%               1.00%              1.00%               1.02%
          0.44%               0.47%              0.60%               0.79%

            13%/4/              35%/4/             23%/4/              48%

          1.18%               1.17%              1.13%               1.31%

                                                      Stock Funds Prospectus  33

Diversified Small Cap Fund
--------------------------------------------------------------------------------

Investment Objective
The Diversified Small Cap Fund seeks long-term capital appreciation with moderate annual return volatility by diversifying its investments across different small capitalization equity investment styles.

--------------------------------------------------------------------------------

Investment Strategies
The Fund is a gateway fund that invests in a "multi-style" approach designed to minimize the volatility and risk of investing in small capitalization equity securities."Style" means either an approach to selecting investments, or a type of investment that is selected for a portfolio.

We use several different small-capitalization equity styles in order to reduce the risk of price and return volatility associated with reliance on a single investment style. We currently invest in 4 core portfolios.

--------------------------------------------------------------------------------

Permitted Investments
Under normal circumstances, we invest at least 80% of the Fund's assets in securities of companies with market capitalizations equal to or lower than the company with the largest market capitalization in the Russell 2000 Index, a small-capitalization range that is expected to change frequently. We may make changes in the asset allocation at any time in response to market and other conditions. We may invest in more or fewer core portfolios, in other Wells Fargo Funds, or directly in a portfolio of securities.

--------------------------------------------------------------------------------

Portfolio Allocation
Under normal circumstances, the core portfolio allocations for the Fund are as follows:

Investment Style/Portfolios                            Allocation
Small Cap Index Portfolio                               25%
Small Company Growth Portfolio                          25%
Small Company Value Portfolio                           25%
Small Cap Value Portfolio                               25%
TOTAL FUND ASSETS                                      100%

34  Stock Funds Prospectus

--------------------------------------------------------------------------------

Portfolio Management
Please see the "Description of Core Portfolios" section on page 98 for the objective and principal strategies of each portfolio, and the "Portfolio Managers" section on page 100 for the professional summaries for these managers.

Core Portfolio                              Sub-Adviser                            Portfolio Manager(s)
Small Cap Index                             WCM                                    David D. Sylvester and
                                                                                   Laurie R. White

Small Company Growth                        Peregrine                              Robert B. Mersky, CFA and
                                                                                   Paul E. von Kuster, CFA

Small Company Value                         Peregrine                              Tasso H. Coin, Jr., CFA and
                                                                                   Douglas G. Pugh, CFA

Small Cap Value                             Smith                                  Stephen S. Smith, CFA
------------------------------------------------------------------------------------------------------------------

Important Risk Factors
This Fund is primarily subject to the "Equity Securities" and "Small Company Securities" risks described under "Common Risks for the Funds" on page 8. Fund assets that track the performance of an index do so whether the index rises or falls.

You should consider these risks, along with the "Additional Strategies and General Investment Risks" section beginning on page 84. These considerations are all important to your investment choice.

                                                      Stock Funds Prospectus  35

Diversified Small Cap Fund                                  Financial Highlights
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years (or since inception, if shorter). Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.

--------------------------------------------------------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
--------------------------------------------------------------------------------------------------------------------------------
                                                              INSTITUTIONAL CLASS SHARES--
                                                              COMMENCED ON DECEMBER 31, 1997
                                                              ------------------------------------------------------------------
                                                              Sept. 30,      Sept. 30,      Sept 30,       May 31,       May 31,
For the period ended:                                            2001          2000           1999/1/       1999          1998
                                                              ------------------------------------------------------------------
Net asset value, beginning of period                           $  11.18       $   9.02       $  8.99      $  10.52      $ 10.00

Income from investment operations:
  Net investment income (loss)                                     0.01           0.00         (0.01)         0.00         0.00
  Net realized and unrealized gain (loss)
    on investments                                                (1.34)          2.16          0.04         (1.53)        0.52

Total from investment operations                                  (1.33)          2.16          0.03         (1.53)        0.52

Less distributions:
  Dividends from net investment income                            (0.01)          0.00          0.00          0.00         0.00
  Distributions from net realized gain                            (0.66)          0.00          0.00          0.00         0.00

Total from distributions                                          (0.67)          0.00          0.00          0.00         0.00

Net asset value, end of period                                 $   9.18       $  11.18       $  9.02      $   8.99      $ 10.52

Total return/4/                                                  (12.52)%        23.95%         0.33%       (14.54)%       5.20%

Ratios/supplemental data:
  Net assets, end of period (000s)                             $138,795       $115,700       $67,459      $ 60,261      $12,551

Ratios to average net assets (annualized):
  Ratio of expenses to average net assets/2/                       1.20%          1.20%         1.20%         1.20%        1.21%
  Ratio of net investment income (loss) to average
    net assets                                                     0.13%          0.05%        (0.18)%       (0.05)%       0.25%

Portfolio turnover/3/                                               113%           121%           39%          112%          93%

Ratio of expenses to average net assets prior to
  waived fees and reimbursed expenses (annualized)/2/, /5/         1.28%          1.39%         1.59%         1.65%        2.65%
--------------------------------------------------------------------------------------------------------------------------------

/1/  The Fund changed its fiscal year-end from May 31 to September 30.
/2/ Includes expenses allocated from the Portfolio(s) in which the Fund invests.
/3/ Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund's investment percentage in the respective Portfolio by the corresponding Portfolio's portfolio turnover rate.
/4/ Total returns do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns for periods of less than one year are not annualized.
/5/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.


36  Stock Funds Prospectus

                                              This page intentionally left blank
--------------------------------------------------------------------------------

Equity Income Fund
--------------------------------------------------------------------------------

Portfolio Managers: David L. Roberts, CFA; Gary J. Dunn, CFA

--------------------------------------------------------------------------------

Investment Objective
The Equity Income Fund seeks long-term capital appreciation and above-average dividend income.

--------------------------------------------------------------------------------

Investment Strategies
The Fund is a gateway fund that invests its assets in a core portfolio with a substantially similar investment objective and investment strategies. We invest primarily in the common stocks of large U.S. companies with strong return potential based on current market valuations. We emphasize investment primarily in securities of companies with above-average dividend income. We use various valuation measures when selecting securities for the portfolio, including above-average dividend yields and below industry average price-to-earnings, price-to-book and price-to-sales ratios. We focus our investment strategy on large-capitalization stocks.

--------------------------------------------------------------------------------

Permitted Investments
Under normal circumstances, we invest:

 .  at least 80% of the Fund's assets in income-producing equity securities;
   and
 . at least 80% of the Fund's assets in securities of companies with market capitalizations of $3 billion or more.

We may invest in preferred stocks, convertible debt securities, and securities of foreign companies. We will normally limit our investment in a single issuer to 10% or less of our total assets. We may invest in additional core portfolios, in other Wells Fargo Funds, or directly in a portfolio of securities.

--------------------------------------------------------------------------------

Important Risk Factors
The Fund is primarily subject to the "Equity Securities" risks described under "Common Risks for the Funds" on page 8. Stocks selected for their dividend yields may be more sensitive to interest rate changes than other stocks.

You should consider these risks, along with the "Additional Strategies and General Investment Risks" section beginning on page 84. These considerations are all important to your investment choice.

38  Stock Funds Prospectus

                                              This page intentionally left blank
--------------------------------------------------------------------------------

Equity Income Fund
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years (or since inception, if shorter). Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.

--------------------------------------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
--------------------------------------------------------------------------------------------------------------
                                                                    INSTITUTIONAL CLASS SHARES--COMMENCED
                                                                    ON NOVEMBER 11, 1994
                                                                    ------------------------------------------
                                                                            Sept. 30,             Sept. 30,
For the period ended:                                                         2001                  2000
                                                                    ------------------------------------------
Net asset value, beginning of period                                         $    41.27         $    44.19

Income from investment operations:
  Net investment income (loss)                                                     0.46               0.52
  Net realized and unrealized gain (loss) on investments                          (4.05)              0.12

Total from investment operations                                                  (3.59)              0.64

Less distributions:
  Dividends from net investment income                                            (0.47)             (0.52)
  Distributions from net realized gain                                            (0.00)             (3.04)

Total from distributions                                                          (0.47)             (3.56)

Net asset value, end of period                                               $    37.21         $    41.27

Total return/3/                                                                   (8.75)%             1.39%

Ratios/supplemental data:
  Net assets, end of period (000s)                                           $1,163,331         $1,403,624

Ratios to average net assets (annualized):
  Ratio of expenses to average net assets                                          0.85%/2/           0.85%/2/
  Ratio of net investment income (loss) to average net assets                      1.11%              1.21%

Portfolio turnover                                                                    3%/4/              9%/4/

Ratio of expenses to average net assets prior to waived fees
  and reimbursed expenses (annualized)/5/                                          0.85%/2/           0.87%/2/
--------------------------------------------------------------------------------------------------------------

/1/  The Fund changed its fiscal year-end from May 31 to September 30.
/2/ Includes expenses allocated from the Portfolio(s) in which the Fund invests.
/3/ Total returns do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns for periods of less than one year are not annualized.
/4/ Portfolio turnover rate represents the activity from the Fund's investment in a single Portfolio.
/5/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

40  Stock Funds Prospectus

                                                                    Financial Highlights
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
      Sept. 30,                May 31,                May 31,               May 31,
       1999/1/                  1999                   1998                  1997
----------------------------------------------------------------------------------------
   $    46.35               $    41.18              $    33.16           $   27.56

         0.18                     0.51                    0.52                0.56
        (2.10)                    5.45                    8.76                5.55

        (1.92)                    5.96                    9.28                6.11

        (0.24)                   (0.53)                  (0.54)              (0.51)
         0.00                    (0.26)                  (0.72)               0.00

        (0.24)                   (0.79)                  (1.26)              (0.51)

   $    44.19               $    46.35              $    41.18           $   33.16

        (4.16)%                  14.75%                  28.61%              22.40%

   $1,471,410               $1,519,541              $1,214,385           $ 425,197

         0.85%/2/                 0.85%/2/                0.85%/2/            0.85%
         1.11%                    1.23%                   1.43%               1.97%

            5%/4/                    3%/4/                   3%/4/               5%

         0.88%/2/                 0.89%/2/                0.86%/2/            0.90%
---------------------------------------------------------------------------------------

                                                      Stock Funds Prospectus  41

Equity Value Fund
--------------------------------------------------------------------------------

Portfolio Managers: Allan White; Gregg Giboney, CFA

--------------------------------------------------------------------------------

Investment Objective
The Equity Value Fund seeks to provide long-term capital appreciation.

--------------------------------------------------------------------------------

Investment Strategies
We seek long-term capital appreciation by investing in a diversified portfolio composed primarily of equity securities we find to have positive appreciation potential and trade at low valuations, as measured against the stock market, a company's industry group, and/or a company's own price history. In selecting stocks, we analyze various qualitative and quantitative indicators, including price-to-book value, price-to-earnings and price-to-cash flow ratios, and historic dividend yields. We focus our investment strategy on large-capitalization stocks.

--------------------------------------------------------------------------------

Permitted Investments
Under normal circumstances, we invest:

 .  at least 80% of the Fund's assets in equity securities;
 .  at least 80% of the Fund's assets in securities of companies with market capitalizations of $3 billion or more; and . up to 25% of total assets in foreign companies through ADRs and similar investments.

We may invest in convertible debt securities with the same characteristics as common stocks, and in preferred stocks and warrants.

--------------------------------------------------------------------------------

Important Risk Factors
The Fund is primarily subject to the "Equity Securities" and "Foreign Investments" risks described under "Common Risks for the Funds" on page 8.

You should consider these risks, along with the "Additional Strategies and General Investment Risks" section beginning on page 84. These considerations are all important to your investment choice.

42  Stock Funds Prospectus

                                              This page intentionally left blank
--------------------------------------------------------------------------------

Equity Value Fund
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years (or since inception, if shorter). Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.

--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
--------------------------------------------------------------------------------

                                                                     INSTITUTIONAL CLASS SHARES--COMMENCED
                                                                     ON OCTOBER 1, 1995
                                                                     -------------------------------------
                                                                       Sept. 30,          Sept. 30,
                                                                          2001              2000
                                                                     -------------------------------------
For the period ended:

Net asset value, beginning of period                                   $  13.51            $ 14.25
Income from investment operations:
  Net investment income (loss)                                             0.04               0.07
  Net realized and unrealized gain (loss)
    on investments                                                        (1.92)              1.50

Total from investment operations                                          (1.88)              1.57

Less distributions:
  Dividends from net investment income                                     0.00              (0.04)
  Distributions from net realized gain                                    (1.83)             (2.27)

Total from distributions                                                  (1.83)             (2.31)

Net asset value, end of period                                         $   9.80           $  13.51

Total return/3/                                                          (15.92)%            12.18%

Ratios/supplemental data:
  Net assets, end of period (000s)                                     $ 51,002           $ 69,880

Ratios to average net assets (annualized):
  Ratio of expenses to average net assets                                  1.00%              1.00%
  Ratio of net investment income (loss) to average
    net assets                                                             0.42%              0.51%

Portfolio turnover                                                          103%               117%

Ratio of expenses to average net assets prior to
  waived fees and reimbursed expenses (annualized)/4/                      1.02%              1.05%
----------------------------------------------------------------------------------------------------------

/1/  The Fund changed its fiscal year-end from March 31 to September 30.
/2/  The Fund changed its fiscal year-end from September 30 to March 31.
/3/ Total returns do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns for periods of less than one year are not annualized.
/4/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

44  Stock Funds Prospectus

                                                            Financial Highlights
--------------------------------------------------------------------------------
 Sept. 30,            Sept. 31,             Mar. 31,             Mar. 31,
   1999                1998/1/                1998               1997/2/
--------------------------------------------------------------------------------

$  14.92               $  18.15             $  14.43             $  12.65


    0.15                   0.10                 0.20                 0.09


    0.59                  (3.23)                5.58                 1.89

    0.74                  (3.13)                5.78                 1.98


   (0.15)                 (0.10)               (0.20)               (0.08)
   (1.26)                  0.00                (1.86)               (0.12)

   (1.41)                 (0.10)               (2.06)               (0.20)

$  14.25               $  14.92             $  18.15             $  14.43

    4.51%                (17.26)%              42.02%               15.73%


$123,197               $166,616             $228,452             $193,161


    1.06%                  0.97%                0.95%                0.95%


    0.96%                  1.17%                1.18%                1.25%

      72%                    23%                  50%                  45%


    1.08%                  0.97%                0.98%                0.99%

                                                      Stock Funds Prospectus  45

Growth Fund
--------------------------------------------------------------------------------

Portfolio Manager: Deborah Meacock, CFA

--------------------------------------------------------------------------------

Investment Objective
The Growth Fund seeks long-term capital appreciation.

--------------------------------------------------------------------------------

Investment Strategies
We seek long-term capital appreciation by investing primarily in common stocks and other equity securities and we look for companies that have a strong earnings growth trend that we believe have above-average prospects for future growth. We focus our investment strategy on large-capitalization stocks.

--------------------------------------------------------------------------------

Permitted Investments
Under normal circumstances, we invest:

 .  at least 65% of total assets in equity securities, including common and preferred stocks, and securities convertible into common stocks;
 .  at least 80% of the Fund's assets in securities of companies with market capitalizations of $3 billion or more; and . up to 25% of total assets in foreign companies through ADRs and similar investments.

--------------------------------------------------------------------------------

Important Risk Factors
The Fund is primarily subject to the "Equity Securities" and "Foreign Investments" risks described under "Common Risks for the Funds" on page 8.

You should consider these risks, along with the "Additional Strategies and General Investment Risks" section beginning on page 84. These considerations are all important to your investment choice.

46  Stock Funds Prospectus

                                              This page intentionally left blank
--------------------------------------------------------------------------------

Growth Fund
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years (or since inception, if shorter). Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.

-------------------------------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
-------------------------------------------------------------------------------------------------------
                                                                  INSTITUTIONAL CLASS SHARES--COMMENCED
                                                                  ON SEPTEMBER 6, 1996
                                                                  -------------------------------------
                                                                      Sept. 30,              Sept. 30,
                                                                        2001                   2000
                                                                  -------------------------------------
For the period ended:

Net asset value, beginning of period                                  $  26.80                $ 26.80
Income from investment operations:
  Net investment income (loss)                                           (0.06)                 (0.02)
  Net realized and unrealized gain (loss)
     on investments                                                      (8.18)                  3.59
Total from investment operations                                         (8.24)                  3.57
Less distributions:
  Dividends from net investment income                                    0.00                   0.00
  Dividends from net realized gain                                       (4.85)                 (3.57)
Total from distributions                                                 (4.85)                 (3.57)
Net asset value, end of period                                        $  13.71                $ 26.80
Total return/3/                                                         (36.19)%                14.55%
Ratios/supplemental data:
  Net assets, end of period (000s)                                    $156,641                $52,561
Ratios to average net assets (annualized):
  Ratio of expenses to average net assets                                 1.00%                  1.00%
  Ratio of net investment income (loss) to average
     net assets                                                           0.06%                 (0.05)%
Portfolio turnover                                                          80%                    51%
Ratio of expenses to average net assets prior to
   waived fees and reimbursed expenses (annualized)/4/                    1.03%                  1.02%
-------------------------------------------------------------------------------------------------------

/1/  The Fund changed its fiscal year-end from March 31 to September 30.
/2/  The Fund changed its fiscal year-end from September 30 to March 31.
/3/ Total returns do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns for periods of less than one year are not annualized.
/4/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

48  Stock Funds Prospectus

                                                            Financial Highlights
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
         Sept. 30,        Sept. 31,         Mar. 31,         Mar. 31,
           1999            1998/1/            1998             1997/2/
--------------------------------------------------------------------------------
          $ 24.01          $ 25.91          $ 22.52          $ 21.01

             0.03             0.07             0.17             0.09

             6.64            (1.90)            7.25             1.57

             6.67            (1.83)            7.42             1.66

            (0.03)           (0.07)           (0.17)           (0.09)

            (3.85)            0.00            (3.86)           (0.06)

            (3.88)           (0.07)           (4.03)           (0.15)

          $ 26.80          $ 24.01          $ 25.91          $ 22.52

            29.69%           (7.10)%          34.86%            7.92%

          $17,588          $14,355          $18,180          $19,719

             1.00%            1.02%            0.99%            1.01%

             0.15%            0.48%            0.65%            0.78%

               38%              18%             137%              40%

             1.02%            1.04%             N/A              N/A
--------------------------------------------------------------------------------

                                                      Stock Funds Prospectus  49

Growth Equity Fund
--------------------------------------------------------------------------------

Investment Objective
The Growth Equity Fund seeks a high level of long-term capital appreciation with moderate annual return volatility by diversifying its investments among different equity investment styles.

--------------------------------------------------------------------------------

Investment Strategies
The Fund is a gateway fund that invests in a "multi-style" approach designed to reduce the volatility and risk of investing in a single equity style."Style" means either an approach to selecting investments or a type of investment that is selected for a Fund. We currently invest in 7 core portfolios and one Wells Fargo Fund. We may make changes in the asset allocation at any time in response to market and other conditions. We may invest in more or fewer core portfolios, in other Wells Fargo Funds, or directly in a portfolio of securities.

--------------------------------------------------------------------------------

Permitted Investments
Under normal circumstances, we invest at least 80% of the Fund's assets in equity securities, selected across a combination of 3 different equity investment styles--large company, small cap, and international. We allocate the assets dedicated to small cap investments to 4 Portfolios and the assets dedicated to large company and international investments each to 2 Portfolios.

--------------------------------------------------------------------------------

Portfolio Allocation
Under normal circumstances, the core portfolio/fund allocations for the Fund are as follows:

Investment Style/Portfolios                    Allocation

Large Company Style                            35%
   Large Company Growth Portfolio                        31%
   OTC Growth Fund                                        4%
Small Cap Style                                35%
   Small Cap Index Portfolio                           8.75%
   Small Company Growth Portfolio                      8.75%
   Small Company Value Portfolio                       8.75%
   Small Cap Value Portfolio                           8.75%
International Style                            30%
   International Portfolio                               15%
   International Equity Portfolio                        15%
TOTAL FUND ASSETS                             100%

50  Stock Funds Prospectus

--------------------------------------------------------------------------------

Portfolio Management
Please see the "Description of Core Portfolios" section on page 98 for the objective and principal strategies of each portfolio, and the "Portfolio Managers" section on page 100 for the professional summaries for these managers.

Core Portfolio                Sub-Adviser           Portfolio Manager(s)

Large Company Growth          Peregrine             John S. Dale, CFA and
                                                    Gary E. Nussbaum, CFA

Small Cap Index               WCM                   David D. Sylvester and
                                                    Laurie R. White

Small Company Growth          Peregrine             Robert B. Mersky, CFA and
                                                    Paul E. von Kuster, CFA

Small Company Value           Peregrine             Tasso H. Coin, Jr., CFA and
                                                    Douglas G. Pugh, CFA

Small Cap Value               Smith                 Stephen S. Smith, CFA

International                 Schroder              Michael Perelstein

International Equity          WCM                   Cynthia Tusan, CFA and
                                                    Sabrina Yih, CFA

--------------------------------------------------------------------------------

Important Risk Factors
This Fund is primarily subject to the risks described under the "Common Risks for the Funds" on page 8. Stocks of small- and medium-sized companies purchased for the Fund may be more volatile and less liquid than those of large companies. Fund assets that track the performance of an index do so whether the index rises or falls.

You should consider these risks, along with the "Additional Strategies and General Investment Risks" section beginning on page 84. These considerations are all important to your investment choice.

                                                      Stock Funds Prospectus  51

Growth Equity Fund
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years (or since inception, if shorter). Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.

-------------------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
-------------------------------------------------------------------------------------------
                                                     INSTITUTIONAL CLASS SHARES--COMMENCED
                                                     ON NOVEMBER 11, 1994
                                                     --------------------------------------
                                                     Sept. 30,                   Sept. 30,
For the period ended:                                  2001                        2000
                                                     --------------------------------------
Net asset value, beginning of period                 $  39.98                    $  36.82

Income from investment operations:
  Net investment income (loss)                          (0.02)                      (0.09)
  Net realized and unrealized gain (loss)
    on investments                                      (9.87)                       8.88

Total from investment operations                        (9.89)                       8.79

Less distributions:
  Dividends from net investment income                   0.00                        0.00
  Distributions from net realized gain                  (6.09)                      (5.63)

Total from distributions                                (6.09)                      (5.63)

Net asset value, end of period                       $  24.00                    $  39.98

Total return/4/                                        (28.74)%                     25.32%

Ratios/supplemental data:
  Net assets, end of period (000s)                   $476,031                    $751,174

Ratios to average net assets (annualized):
  Ratio of expenses to average net assets/2/             1.25%                       1.25%
  Ratio of net investment income (loss)
    to average net assets                               (0.06)%                     (0.23)%

Portfolio turnover                                         75%/3/                      78%/3/

Ratio of expenses to average net assets
  prior to waived fees and reimbursed
  expenses (annualized)/2/,/5/                           1.29%                       1.34%
-------------------------------------------------------------------------------------------

/1/  The Fund changed its fiscal year-end from May 31 to September 30.
/2/ Includes expenses allocated from the Portfolio(s) in which the Fund invests.
/3/ Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund's investment percentage in the respective Portfolio by the corresponding Portfolio's portfolio turnover rate.
/4/ Total returns do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns for periods of less than one year are not annualized.
/5/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

52  Stock Funds Prospectus

                                                            Financial Highlights
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
   Sept. 30,           May 31,              May 31,               May 31,
     1999/1/            1999                  1998                 1997
--------------------------------------------------------------------------------

   $  36.17           $  35.72            $    32.48             $  29.08


       0.01              (0.03)                (0.04)               (0.02)

       0.64               2.58                  6.86                 4.05

       0.65               2.55                  6.82                 4.03


       0.00              (0.03)                (0.04)               (0.04)
       0.00              (2.07)                (3.54)               (0.59)

       0.00              (2.10)                (3.58)               (0.63)

   $  36.82           $  36.17            $    35.72             $  32.48

       1.80%              7.60%                22.52%               14.11%


   $644,215           $920,586            $1,033,251             $895,420


       1.25%              1.25%                 1.25%                1.30%

       0.05%             (0.08)%               (0.11)%              (0.09)%

         22%/3/             73%/3/                47%/3/                9%



       1.40%              1.38%                 1.35%                1.84%
--------------------------------------------------------------------------------

                                                      Stock Funds Prospectus  53

Index Fund
--------------------------------------------------------------------------------

Portfolio Managers: David D. Sylvester; Laurie R. White

--------------------------------------------------------------------------------

Investment Objective
The Index Fund seeks to replicate the total rate of return of the S&P 500 Index, before fees and expenses.

--------------------------------------------------------------------------------

Investment Strategies
The Fund is a gateway fund that invests its assets in a core portfolio with a substantially similar investment objective and investment strategies. We invest in substantially all of the common stocks listed on the S&P 500 Index and attempt to achieve at least a 95% correlation between the performance of the S&P 500 Index and our investment results, before expenses. This correlation is sought regardless of market conditions.

A precise duplication of the performance of the S&P 500 Index would mean that the NAV of Fund shares, including dividends and capital gains, would increase or decrease in exact proportion to changes in the S&P 500 Index. Such a 100% correlation is not feasible. Our ability to track the performance of the S&P 500 Index may be affected by, among other things, transaction costs and shareholder purchases and redemptions. We continuously monitor the performance and composition of the S&P 500 Index and adjust the Fund's portfolio as necessary to reflect any changes to the S&P 500 Index and to maintain a 95% or better performance correlation before fees and expenses.

--------------------------------------------------------------------------------

Permitted Investments
Under normal circumstances, we invest:

 . at least 80% of the Fund's assets in a diversified portfolio of equity securities designed to replicate the holdings and weightings of the stocks listed in the S&P 500 Index;
 . in stock index futures and options on stock indexes as a substitute for comparable positions in the underlying securities; and . in interest rate futures contracts, options or interest rate swaps and index swaps.

--------------------------------------------------------------------------------

Important Risk Factors
The Fund is primarily subject to the "Equity Securities" risks described under "Common Risks for the Funds" on page 8. Funds that track the performance of an index do so whether the index rises or falls.

You should consider these risks, along with the "Additional Strategies and General Investment Risks" section beginning on page 84. These considerations are all important to your investment choice.

54  Stock Funds Prospectus

                                              This page intentionally left blank
--------------------------------------------------------------------------------

Index Fund
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years (or since inception, if shorter). Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.

------------------------------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
------------------------------------------------------------------------------------------------------
                                                                 INSTITUTIONAL CLASS SHARES--COMMENCED
                                                                 ON NOVEMBER 11, 1994
                                                                 -------------------------------------
                                                                 Sept. 30,                   Sept. 30,
For the period ended:                                              2001                        2000
                                                                 -------------------------------------
Net asset value, beginning of period                             $  59.73                    $  53.67

Income from investment operations:
  Net investment income (loss)                                       0.54                        0.59
  Net realized and unrealized gain
     (loss) on investments                                         (15.94)                       6.42

Total from investment operations                                   (15.40)                       7.01

Less distributions:
  Dividends from net investment income                              (0.60)                      (0.26)
  Distributions from net realized gain                              (1.73)                      (0.69)

Total from distributions                                            (2.33)                      (0.95)

Net asset value, end of period                                   $  42.00                    $  59.73

Total return/3/                                                    (26.63)%                     13.06%

Ratios/supplemental data:
  Net assets, end of period (000s)                               $733,380                    $982,975

Ratios to average net assets (annualized):
  Ratio of expenses to average net assets                            0.25%/2/                    0.25%/2/
  Ratio of net investment income (loss) to average
     net assets                                                      1.11%                       1.02%

Portfolio turnover                                                      2%/4/                       8%/4/

Ratio of expenses to average net assets prior to waived
   fees and reimbursed expenses (annualized)/5/                      0.30%/2/                    0.33%/2/
-------------------------------------------------------------------------------------------------------

/1/  The Fund changed its fiscal year-end from May 31 to September 30.
/2/ Includes expenses allocated from the Portfolio(s) in which the Fund invests.
/3/ Total returns do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns for periods of less than one year are not annualized.
/4/ Portfolio turnover rate represents the activity from the Fund's investment in a single Portfolio.
/5/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

56  Stock Funds Prospectus

                                                  Financial Highlights
------------------------------------------------------------------------------


-------------------------------------------------------------------------------
   Sept. 30,                May 31,               May 31,            May 31,
     1999/1/                 1999                  1998               1997
-------------------------------------------------------------------------------

 $  54.83              $    46.36               $  39.49           $  31.49
     0.24                    0.57                   0.58               0.49
    (0.77)                   8.87                  10.74               8.50
    (0.53)                   9.44                  11.32               8.99
    (0.36)                  (0.57)                 (0.65)             (0.48)
    (0.27)                  (0.40)                 (3.80)             (0.51)
    (0.63)                  (0.97)                 (4.45)             (0.99)
 $  53.67              $    54.83               $  46.36           $  39.49
    (1.00)%                 20.57%                 30.32%             29.02%
 $813,861              $1,154,289               $784,205           $513,134
     0.25%/2/                0.25%/2/               0.25%/2/           0.25%
     1.17%                   1.28%                  1.53%              2.10%
       11%/4/                   4%/4/                  7%/4/             24%
     0.55%/2/                0.55%/2/               0.58%/2/           0.56%
-------------------------------------------------------------------------------

                                                      Stock Funds Prospectus  57

International Equity Fund
--------------------------------------------------------------------------------

Portfolio Managers: Cynthia A. Tusan, CFA; Sabrina Yih, CFA

--------------------------------------------------------------------------------

Investment Objective
The International Equity Fund seeks total return, with an emphasis on capital appreciation, over the long term, by investing primarily in equity securities of non-U.S. companies.

--------------------------------------------------------------------------------

Investment Strategies
We invest principally in equity securities of companies based in developed foreign countries and emerging markets.

We apply a fundamentals-driven, value-oriented analysis to identify companies that we believe have above-average potential for long-term growth and total return capabilities. The financial data we examine includes both the company's historical performance results and its projected future earnings. Among other key criteria we consider are a company's local, regional or global franchise; history of effective management demonstrated by expanding revenues and earnings growth; prudent financial and accounting policies and ability to take advantage of a changing business environment.

--------------------------------------------------------------------------------

Permitted Investments
Under normal circumstances, we invest:

 .  at least 80% of the Fund's assets in equity securities;
 .  at least 80% of total assets in equity securities of companies based outside the U.S.;
 .  in a minimum of five countries exclusive of the U.S.;
 .  up to 50% of total assets in any one country;
 .  up to 25% of total assets in emerging markets;
 . in issuers with an average market capitalization of $10 billion or more, although we may invest in equity securities of issuers with market capitalizations as low as $250 million; and
 . in equity securities including common stocks and preferred stocks, and in warrants, convertible debt securities, ADRs (and similar investments) and shares of other mutual funds.

We expect that the securities we hold will be traded on a stock exchange or other market in the country in which the issuer is based, but they also may be traded in other countries, including the U.S.

Although it is not our intention to do so, we reserve the right to hedge the portfolio's foreign currency exposure by purchasing or selling foreign currency futures and foreign currency forward contracts.

58  Stock Funds Prospectus

-------------------------------------------------------------------------------

Important Risk Factors
The Fund is primarily subject to the "Equity Securities" and "Foreign Investments" risks described under "Common Risks for the Funds" on page 8.

You should consider these risks, along with the "Additional Strategies and General Investment Risks" section beginning on page 84. These considerations are all important to your investment choice.

                                                      Stock Funds Prospectus  59

International Equity Fund                                  Financial Highlights
-------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years (or since inception, if shorter). Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.

-----------------------------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
-----------------------------------------------------------------------------------------------------
                                                                     INSTITUTIONAL CLASS SHARES--
                                                                     COMMENCED ON NOVEMBER 8, 1999
                                                                     --------------------------------
                                                                         Sept. 30,        Sept. 30,
                                                                           2001             2000
                                                                     --------------------------------
  For the period ended:
  Net asset value, beginning of period                                   $   15.17         $  13.61

 Income from investment operations:
   Net investment income (loss)                                               0.01             0.12
   Net realized and unrealized gain (loss) on investments                    (4.40)            1.66

 Total from investment operations                                            (4.39)            1.78

 Less distributions:
   Dividends from net investment income                                       0.00            (0.14)
   Distributions from net realized gain                                      (0.31)           (0.08)

 Total from distributions                                                    (0.31)           (0.22)

 Net asset value, end of period                                           $  10.47         $  15.17

 Total return/1/                                                            (29.47)%          13.01%

 Ratios/supplemental data:
   Net assets, end of period (000s)                                       $108,796         $122,397

 Ratios to average net assets (annualized):
   Ratio of expenses to average net assets                                    1.50%            1.50%
   Ratio of net investment income (loss) to average net assets                0.31%            0.32%

 Portfolio turnover                                                             36%              26%

 Ratio of expenses to average net assets prior to waived fees
   and reimbursed expenses (annualized)/2/                                    1.53%            1.92%
------------------------------------------------------------------------------------------------------------

/1/ Total returns do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns for periods of less than one year are not annualized.
/2/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

60  Stock Funds Prospectus

                                              This page intentionally left blank
--------------------------------------------------------------------------------

Large Cap Appreciation Fund
--------------------------------------------------------------------------------

Portfolio Managers: David Breed, CFA; Wayne Wicker, CFA

--------------------------------------------------------------------------------
Investment Objective
The Large Cap Appreciation Fund seeks long-term capital appreciation.

--------------------------------------------------------------------------------
Investment Strategies
The Fund is a gateway fund that invests its assets in a core portfolio with a substantially similar investment objective and investment strategies. We focus our investment strategy on large-capitalization stocks.

In making investment decisions for the Fund, we consider the 1,000 largest publicly traded companies in the U.S. We screen the stocks in this universe for a series of growth criteria, such as dividend growth, earnings growth, relative growth of earnings over time (earnings momentum) and the company's history of meeting earnings targets (earnings surprise). Stocks are also evaluated based on certain value criteria, such as price-to-earnings, price-to-book and price-to-cash flow ratios. The top 10% of the stocks in the screened universe are then subjected to an in-depth analysis of each company's current business and future prospects. In selecting portfolio holdings, we rigorously analyze company fundamentals, such as management strength, competitive industry position, business prospects, and evidence of sustainable business momentum, including improving revenue and margin trends, cash flows and profitability.

We rescreen the universe frequently in an effort to consistently achieve a favorable balance of growth and value characteristics for the Fund. We consider selling stocks of companies with poor price performance relative to peers, earnings disappointment, or deteriorating business fundamentals. As a risk control measure, our allocation to a particular stock may also be reduced if its weighting in the portfolio exceeds 2%. The result is a portfolio that is well diversified and comprised of holdings across a broad range of sectors.

Under normal circumstances, we invest at least 80% of the Fund's assets in securities of companies with market capitalizations of $3 billion or more. We may invest in additional core portfolios, in other Wells Fargo Funds, or directly in a portfolio of securities.

--------------------------------------------------------------------------------
Important Risk Factors
The Fund is primarily subject to the "Equity Securities" risks described under "Common Risks for the Funds" on page 8.

You should consider these risks, along with the "Additional Strategies and General Investment Risks" section beginning on page 84. These considerations are all important to your investment choice.

62  Stock Funds Prospectus

Sub-Advisor's Prior Performance History
--------------------------------------------------------------------------------

Cadence Capital Management ("Cadence"), a wholly owned subsidiary of Allianz A.G., is the sub-advisor for the portfolio in which the Fund invests. As the sub-advisor, Cadence is responsible for the day-to-day investment management activities of the portfolio. The performance information shown below represents a composite of the prior performance of a registered mutual fund and of discretionary accounts managed by Cadence with substantially similar investment objectives and strategies as the Fund. The accounts are not registered mutual funds and were not subject to certain investment limitations and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results of the composite. The information presented below is net of actual fees charged to the accounts and the mutual fund, which differ from those charged by the Fund. The composite performance does not represent the historical performance of the Fund and should not be interpreted as indicative of the future performance of the Fund.


Calendar Year Returns

  [GRAPH]

'92     6.93%
'93    17.57%
'94    (4.41)%
'95    37.55%
'96    27.74%
'97    34.45%
'98    17.51%
'99    22.16%
'00    14.56%
'01   (18.10)%

Best Qtr.: Q1 '91 . 23.75%              Worst Qtr.: Q1 '01 . (14.62)%

Average annual total return
for the period ended 12/31/01                        1 year       3 Years      5 years      10 years
Sub-advisor's Composite Performance                  (18.10)%        5.11%       13.20%        15.04%
S&P 500 Index/1/                                     (11.88)%       (1.03)%      10.70%        12.93%

/1/  S&P 500 is a registered trademark of Standard & Poor's.

                                                       Stock Funds Prospectus 63

Large Cap Appreciation Fund                                 Financial Highlights
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years (or since inception, if shorter). Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.

--------------------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
--------------------------------------------------------------------------------------------
                                                            INSTITUTIONAL CLASS SHARES--
                                                            COMMENCED ON AUGUST 31, 2001
                                                            --------------------------------
                                                                         Sept. 30,
For the period ended:                                                      2001
                                                            --------------------------------
Net asset value, beginning of period                                        $10.00

Income from investment operations:
  Net investment income (loss)                                                0.01
  Net realized and unrealized gain (loss) on investments                     (0.48)

Total from investment operations                                             (0.47)

Less distributions:
  Dividends from net investment income                                        0.00
  Distributions from net realized gain                                        0.00

Total from distributions                                                      0.00

Net asset value, end of period                                              $ 9.53

Total return/1/                                                              (4.70)%

Ratios/supplemental data:
  Net assets, end of period (000s)                                          $10

Ratios to average net assets (annualized):
  Ratio of expenses to average net assets                                     0.95%
  Ratio of net investment income (loss) to average net assets                 0.00%

Portfolio turnover                                                              10%

Ratio of expenses to average net assets prior to waived fees
  and reimbursed expenses (annualized)/2/                                     0.98%
-----------------------------------------------------------------------------------

/1/ Total returns do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns for periods of less than one year are not annualized.
/2/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

64  Stock Funds Prospectus

                                              This page intentionally left blank
--------------------------------------------------------------------------------

Large Company Growth Fund
--------------------------------------------------------------------------------

Portfolio Managers:  John S. Dale, CFA; Gary E. Nussbaum, CFA

--------------------------------------------------------------------------------

Investment Objective
The Large Company Growth Fund seeks long-term capital appreciation by investing primarily in large, high-quality domestic companies that we believe have superior growth potential.

--------------------------------------------------------------------------------

Investment Strategies
The Fund is a gateway fund that invests substantially all of its assets in a core portfolio with a substantially similar investment objective and investment strategies.

In selecting securities for the Fund, we seek issuers whose stocks we believe are attractively valued, with fundamental characteristics above the market average and that support earnings growth capability. We may invest in the securities of companies whose growth potential we believe is generally unrecognized or misperceived by the market. We focus our investment strategy on large-capitalization stocks.

--------------------------------------------------------------------------------

Permitted Investments
Under normal circumstances, we invest:

 .  at least 80% of the Fund's assets in securities of companies with market capitalizations of $3 billion or more; and . up to 20% of total assets in securities of foreign companies.

We will not invest more than 10% of the Fund's total assets in the securities of a single issuer. We may invest in additional core portfolios, in other Wells Fargo Funds, or directly in a portfolio of securities.

--------------------------------------------------------------------------------

Important Risk Factors
The Fund is primarily subject to the "Equity Securities" and "Foreign Investments" risks described under "Common Risks for the Funds" on page 8.

You should consider these risks, along with the "Additional Strategies and General Investment Risks" section beginning on page 84. These considerations are all important to your investment choice.

66  Stock Funds Prospectus

                                              This page intentionally left blank
--------------------------------------------------------------------------------

Large Company Growth Fund
--------------------------------------------------------------------------------
This table is intended to help you understand the Fund's financial performance for the past 5 years (or since inception, if shorter). Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.

--------------------------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
--------------------------------------------------------------------------------------------------
                                                             INSTITUTIONAL CLASS SHARES--COMMENCED
                                                             ON NOVEMBER 11, 1994
                                                             -------------------------------------
                                                             Sept. 30,               Sept. 30,
For the period ended:                                           2001                    2000
                                                             -------------------------------------
Net asset value, beginning of period                         $    70.71          $    54.60

Income from investment operations:
 Net investment income (loss)                                     (0.24)              (0.30)
 Net realized and unrealized gain (loss) on investments          (27.53)              18.01

Total from investment operations                                 (27.77)              17.71

Less distributions:
 Dividends from net investment income                              0.00                0.00
 Distributions from net realized gain                             (0.84)              (1.60)
 Distributions in excess of realized gain                         (0.04)               0.00

Total from distributions                                          (0.88)              (1.60)

Net asset value, end of period                               $    42.06          $    70.71

Total return/4/                                                  (39.73)%             32.74%

Ratios/supplemental data:
 Net assets, end of period (000s)                            $1,066,607          $1,532,428

Ratios to average net assets (annualized):
 Ratio of expenses to average net assets                           0.97%/2/            1.00%/2/
 Ratio of net investment income (loss) to average
  net assets                                                      (0.48)%             (0.53)%

Portfolio turnover                                                   13%/3/               9%/3/

Ratio of expenses to average net assets prior to waived
 fees and reimbursed expenses (annualized)/5/                      0.97%/2/            1.02%/2/
-------------------------------------------------------------------------------------------------

/1/  The Fund changed its fiscal year-end from May 31 to September 30.
/2/ Includes expenses allocated from the Portfolio(s) in which the Fund invests.
/3/ Portfolio turnover rate represents the activity from the Fund's investment in a single Portfolio.
/4/ Total returns do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown.Total returns for periods of less than one year are not annualized.
/5/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.


68  Stock Funds Prospectus

                                                            Financial Highlights
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
   Sept. 30,              May 31,             May 31,             May 31,
    1999/1/               1999                1998                1997
--------------------------------------------------------------------------------

  $  54.67               $  39.94            $  32.63            $  26.97

     (0.07)                 (0.17)              (0.11)              (0.03)

      0.00                  15.95               10.20                5.91

     (0.07)                 15.78               10.09                5.88
      0.00                   0.00                0.00                0.00

      0.00                  (1.05)              (2.78)              (0.22)

      0.00                   0.00                0.00                0.00
      0.00                  (1.05)              (2.78)              (0.22)

  $  54.60               $  54.67            $  39.94            $  32.63

     (0.13)%                39.96%              32.29%              21.93%

  $801,943               $645,385            $232,499            $131,768

      1.00%/2/               1.00%/2/            1.00%/2/            0.99%

     (0.38)%                (0.49)%             (0.36)%             (0.18)%

         5%/3/                 28%/3/              13%/3/              24%

      1.04%/2/               1.09%/2/            1.03%/2/            1.09%
--------------------------------------------------------------------------------

                                                       Stock Funds Prospectus 69

Small Cap Growth Fund
--------------------------------------------------------------------------------

Portfolio Managers: Thomas Zeifang, CFA; Christopher Greene

--------------------------------------------------------------------------------

Investment Objective
The Small Cap Growth Fund seeks long-term capital appreciation.

--------------------------------------------------------------------------------

Investment Strategies
We actively manage a diversified portfolio of common stocks of U.S. and foreign companies we believe have above-average growth potential, or that may be involved in new or innovative products, services and processes. We focus our investment strategy on small-capitalization stocks.

--------------------------------------------------------------------------------

Permitted Investments
Under normal circumstances, we invest:

 . at least 80% of the Fund's assets in securities of companies with market capitalizations equal to or lower than the company with the largest market capitalization in the Russell 2000 Index, a small-capitalization range that is expected to change frequently;
 .  at least 65% of total assets in an actively managed, broadly diversified portfolio of growth-oriented common stocks;
 .  in at least 20 common stock issues spread across multiple industry groups and sectors of the economy;
 .  up to 40% of total assets in initial public offerings or recent start-ups and newer issues; and
 . up to 25% of total assets in foreign companies through ADRs and similar investments.

--------------------------------------------------------------------------------

Important Risk Factors
The Fund is primarily subject to the "Equity Securities" and "Small Company Securities" risks described under "Common Risks for the Funds" on page 8. Our active trading investment strategy results in a higher-than-average portfolio turnover ratio and increased trading exposure, and may generate higher short-term capital gains.

You should consider these risks, along with the "Additional Strategies and General Investment Risks" section beginning on page 84. These considerations are all important to your investment choice.

70  Stock Funds Prospectus

                                              This page intentionally left blank
--------------------------------------------------------------------------------

Small Cap Growth Fund
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years (or since inception, if shorter). Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.

----------------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
----------------------------------------------------------------------------------------
                                                   INSTITUTIONAL CLASS SHARES--COMMENCED
                                                   ON SEPTEMBER 16, 1996
                                                   -------------------------------------
                                                   Sept. 30,                   Sept. 30,
For the period ended:                                2001                        2000
                                                   -------------------------------------
Net asset value, beginning of period               $  44.27                    $  26.66

Income from investment operations:
  Net investment income (loss)                        (0.19)                      (0.13)
  Net realized and unrealized
    gain (loss) on investments                       (22.60)                      20.34

Total from investment operations                     (22.79)                      20.21

Less distributions:
  Dividends from net investment income                 0.00                        0.00
  Dividends from net realized gain                    (7.99)                      (2.60)

Total from distributions                              (7.99)                      (2.60)

Net asset value, end of period                     $  13.49                    $  44.27

Total return/4/                                      (59.93)%                     81.35%

Ratios/supplemental data:
  Net assets, end of period (000s)                 $ 96,626                    $186,315

Ratios to average net assets (annualized):
  Ratio of expenses to average net assets              1.20%                       1.20%
  Ratio of net investment income (loss)
    to average net assets                             (0.71)%                     (0.68)%

Portfolio turnover                                      250%                        263%

Ratio of expenses to average net
  assets prior to waived fees and                      1.27%                       1.43%
  reimbursed expenses (annualized)/5/
----------------------------------------------------------------------------------------

/1/  The Fund changed its fiscal year-end from March 31 to September 30.
/2/  The Fund changed its fiscal year-end from September 30 to March 31.
/3/ This ratio includes activity of the Master Portfolio prior to December 15, 1997.
/4/ Total returns do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns for periods of less than one year are not annualized.
/5/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

72  Stock Funds Prospectus

                                                            Financial Highlights
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
  Sept. 30,         Sept. 30,               Mar. 31,            Mar. 31,
    1999             1998/1/                  1998              1997/2/
--------------------------------------------------------------------------------

 $ 18.02              $ 25.77              $ 19.01              $ 22.45
   (0.28)               (0.02)                0.00                 0.02
   10.38                (7.73)                8.84                (3.46)
   10.10                (7.75)                8.84                (3.44)
    0.00                 0.00                (0.01)                0.00
   (1.46)                0.00                (2.07)                0.00
   (1.46)                0.00                (2.08)                0.00
 $ 26.66              $ 18.02              $ 25.77              $ 19.01
   59.98%              (30.07)%              47.70%              (15.32)%
 $22,023              $56,438              $78,856              $29,200
    0.76%                0.76%                0.75%/3/             0.75%/3/
   (0.38)%              (0.21)%               0.01%                0.16%
     249%                 110%                 291%/4/               69%/4/
    1.29%                1.21%                1.26%/3/             1.65%/3/
--------------------------------------------------------------------------------


                                                      Stock Funds Prospectus  73

Small Cap Opportunities Fund
--------------------------------------------------------------------------------

Portfolio Manager: Ira Unschuld

--------------------------------------------------------------------------------

Investment Objective
The Small Cap Opportunities Fund seeks long-term capital appreciation.

--------------------------------------------------------------------------------

Investment Strategies
We actively manage a diversified portfolio of securities of companies that we believe can generate above-average earnings growth and reasonable valuations relative to the company's historical position and competitive peer group. We focus the Fund's investment strategy on small-capitalization securities.

--------------------------------------------------------------------------------

Permitted Investments
Under normal circumstances, we invest at least 80% of the Fund's assets in securities of companies with market capitalizations of $3 billion or less. We invest primarily in small cap equity securities, including common stocks, securities convertible into common stocks, and, subject to special limitations, rights or warrants to subscribe for or purchase common stocks. We also may invest to a limited degree in non-convertible debt securities and preferred stocks.

We may use options and futures contracts to manage risk. We also may use options to enhance return.

--------------------------------------------------------------------------------

Important Risk Factors
The Fund is primarily subject to the "Equity Securities" and "Small Company Securities" risks described under "Common Risks for the Funds" on page 8.

You should consider these risks, along with the "Additional Strategies and General Investment Risks" section beginning on page 84. These considerations are all important to your investment choice.

74  Stock Funds Prospectus

                                              This page intentionally left blank
--------------------------------------------------------------------------------

Small Cap Opportunities Fund
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years (or since inception, if shorter). Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.

---------------------------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
---------------------------------------------------------------------------------------------------
                                                            INSTITUTIONAL CLASS SHARES--COMMENCED
                                                            ON AUGUST 15, 1996
                                                           ---------------------------------------
                                                                  Sept. 30,          Sept. 30,
 For the period ended:                                              2001               2000
                                                           ---------------------------------------
 Net asset value, beginning of period                            $  29.97            $  20.50

 Income from investment operations:
   Net investment income (loss)                                     (0.10)              (0.11)
   Net realized and unrealized gain (loss)
     on investments                                                 (0.91)               9.58

 Total from investment operations                                   (1.01)               9.47

 Less distributions:
   Dividends from net investment income                              0.00                0.00
   Distributions from net realized gain                             (2.47)               0.00

 Total from distributions                                           (2.47)               0.00

 Net asset value, end of period                                  $  26.49            $  29.97

 Total return/2/                                                    (3.46)%             46.20%

 Ratios/supplemental data:
   Net assets at end of period (000s)                            $283,154            $271,936

 Ratios to average net assets:
   Ratio of expenses to average net assets                           1.25%               1.25%
   Ratio of net investment income (loss)
     to average net assets                                          (0.37)%             (0.45)%

 Portfolio turnover                                                   117%                165%

 Ratio of expenses to average net assets
   prior to waived fees and reimbursed
   expenses (annualized)/5/                                          1.33%               1.28%
--------------------------------------------------------------------------------------------------

/1/  The Fund changed its fiscal year-end from May 31 to September 30.
/2/ Total returns do not include any sales charges, and would have been lower had certain gross expenses not been waived or reimbursed during the periods shown. Total returns for periods of less than one year are not annualized.
/3/ Includes expenses allocated from the Portfolio(s) in which the Fund invested.
/4/ Portfolio turnover rate represents the activity from the Fund's investment in a single Portfolio.
/5/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

76  Stock Funds Prospectus

                                                        Financial Highlights
----------------------------------------------------------------------------


----------------------------------------------------------------------------
    Sept. 30,           May 31,             May 31,               May 31,
     1999/1/             1999                1998                  1997
----------------------------------------------------------------------------

   $  20.51             $  23.61           $  19.84              $ 16.26

      (0.03)               (0.11)             (0.06)               (0.01)

       0.02                (2.97)              4.36                 3.60

      (0.01)               (3.08)              4.30                 3.59

       0.00                 0.00               0.00                 0.00

       0.00                (0.02)             (0.53)               (0.01)

       0.00                (0.02)             (0.53)               (0.01)

   $  20.50             $  20.51           $  23.61              $ 19.84

      (0.05)%             (13.02)%            21.95%               11.42%

   $195,283             $201,816           $284,828              $77,174

       1.25%                1.25%/3/           1.25%/3/             1.25%/3/

      (0.44)%              (0.47)%            (0.40)%              (0.16)%

         40%                 119%/4/             55%/4/               34%/4/

       1.29%                1.35%/3/           1.38%/3/             1.89%/3/
--------------------------------------------------------------------------------

                                                      Stock Funds Prospectus  77

Small Company Growth Fund
--------------------------------------------------------------------------------

Portfolio Managers: Robert B. Mersky, CFA; Paul E. von Kuster, CFA

--------------------------------------------------------------------------------

Investment Objective
The Small Company Growth Fund's investment objective is to provide long-term capital appreciation by investing in smaller domestic companies.

--------------------------------------------------------------------------------

Investment Strategies
The Fund is a gateway fund that invests its assets in a core portfolio with a substantially similar investment objective and investment strategies. In selecting securities for the Fund, we seek to identify companies that are rapidly growing (usually with relatively short operating histories) or that are emerging from a period of investor neglect by undergoing a dramatic change. These changes may involve a sharp increase in earnings, the hiring of new management or measures taken to close the gap between share price and takeover/asset value. We focus the Fund's investment strategy on small-capitalization stocks.

--------------------------------------------------------------------------------

Permitted Investments
Under normal circumstances, we invest:

 .  at least 80% of the Fund's assets in securities of companies with market capitalizations of $3 billion or less;
 .  up to 20% of the Fund's assets in securities of companies considered to be
   "mid-capitalization"; and
 .  up to 10% of total assets in securities of foreign companies.

We will not invest more than 10% of total assets in the securities of a single issuer. We may invest in additional core portfolios, in other Wells Fargo Funds, or directly in a portfolio of securities.

--------------------------------------------------------------------------------

Important Risk Factors
The Fund is primarily subject to the "Equity Securities" and "Small Company Securities" risks described under "Common Risks for the Funds" on page 8.

You should consider these risks, along with the "Additional Strategies and General Investment Risks" section beginning on page 84. These considerations are all important to your investment choice.

78  Stock Funds Prospectus

                                              This page intentionally left blank
--------------------------------------------------------------------------------

Small Company Growth Fund
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years (or since inception, if shorter). Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.

--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
--------------------------------------------------------------------------------

                                                        INSTITUTIONAL CLASS SHARES--COMMENCED
                                                        ON NOVEMBER 11, 1994
                                                        -------------------------------------
                                                           Sept. 30,          Sept. 30,
For the period ended:                                        2001               2000
                                                        -------------------------------------
Net asset value, beginning of period                       $  36.22           $  27.03

Income from investment operations:
 Net investment income (loss)                                 (0.10)             (0.22)
 Net realized and unrealized gain (loss) on
  investments                                                 (7.26)              9.41

Total from investment operations                              (7.36)              9.19

Less distributions:
 Dividends from net investment income                          0.00               0.00
 Distributions from net realized gain                         (7.13)              0.00

Total from distributions                                       0.00               0.00

Net asset value, end of period                             $  21.73           $  36.22

Total return/4/                                              (23.33)%            34.00%

Ratios/supplemental data:
 Net assets, end of period (000s)                          $431,695           $603,584

Ratios to average net assets (annualized):
 Ratio of expenses to average net assets                       1.21%/2/           1.25%/2/
 Ratio of net investment income (loss) to average
  net assets                                                  (0.44)%            (0.59)%

Portfolio turnover                                              206%/3/            203%/3/

Ratio of expenses to average net assets prior to
 waived fees and reimbursed expenses (annualized)/5/           1.21%/2/           1.27%/2/
---------------------------------------------------------------------------------------------

/1/  The Fund changed its fiscal year-end from May 31 to September 30.
/2/ Includes expenses allocated from the Portfolio(s) in which the Fund invests.
/3/ Portfolio turnover rate represents the activity from the Fund's investment in a single Portfolio.
/4/ Total returns do not include any sales charges, and would have been lower had certain gross expenses not been waived or reimbursed during the periods shown. Total returns for periods of less than one year are not annualized.
/5/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

80  Stock Funds Prospectus

                                                            Financial Highlights
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
       Sept. 30,           May 31,            May 31,            May 31,
         1999/1/            1999               1998               1997
--------------------------------------------------------------------------------

       $  27.44           $  33.69          $  31.08           $  33.00

          (0.05)             (0.15)            (0.23)             (0.18)
          (0.36)             (3.67)             6.88               1.83

          (0.41)             (3.82)             6.65               1.65

           0.00               0.00              0.00               0.00
           0.00              (2.43)            (4.04)             (3.57)

           0.00              (2.43)            (4.04)             (3.57)

       $  27.03           $  27.44          $  33.69           $  31.08

          (1.49)%           (10.72)%           22.38%              5.65%

       $515,292           $557,516          $748,269           $447,580

           1.25%/2/           1.25%/2/          1.25%/2/           1.24%

          (0.52)%            (0.52)%           (0.73)%            (0.71)%

             55%/3/            154%/3/           123%/3/            124%

           1.30%/2/           1.30%/2/          1.26%/2/           1.29%
--------------------------------------------------------------------------------

                                                      Stock Funds Prospectus  81

Small Company Value Fund
--------------------------------------------------------------------------------

Portfolio Managers: Tasso H. Coin, Jr., CFA; Douglas G. Pugh, CFA

--------------------------------------------------------------------------------
Investment Objective
The Small Company Value Fund seeks to provide long-term capital appreciation.

--------------------------------------------------------------------------------
Investment Strategies
The Fund is a gateway fund that invests its assets in a core portfolio with a substantially similar investment objective and investment strategies. We focus the Fund's investment strategy on small-capitalization stocks.

In making investment decisions for the Fund, we identify the least expensive small cap stocks across different sectors. To narrow the universe of possible candidates, we use a proprietary, quantitative screening process to emphasize companies exhibiting traditional value characteristics and to rank stocks within each sector based on this criteria. The valuation analysis allows us to focus our fundamental research efforts on the stocks that we believe are the most undervalued relative to their respective small cap peer group. We analyze each company's fundamental operating characteristics (such as: price/earnings ratios, cash flows, company operations including company prospects and profitability) to identify those companies that are the most promising within their peer group based on factors that have historically determined subsequent outperformance for a given sector. Fundamental research is primarily conducted through financial statement analysis and meetings with company management, however, third-party research is also used for due diligence purposes. The portfolio seeks capital appreciation through stock selection, while minimizing volatility by maintaining broad exposure to the sectors represented by the Russell 2000 Value Index.

Under normal circumstances, we invest at least 80% of the Fund's assets in securities of companies with market capitalizations equal to or lower than the company with the largest market capitalization in the Russell 2000 Index, a small-capitalization range that is expected to change frequently. We may invest in additional core portfolios, in other Wells Fargo Funds, or directly in a portfolio of securities.

--------------------------------------------------------------------------------
Important Risk Factors and Other Considerations
The Fund is primarily subject to the "Equity Securities" and "Small Company Securities" risks described under "Common Risks for the Funds" on page 8.

You should consider these risks, along with the "Additional Strategies and General Investment Risks" section beginning on page 84. These considerations are all important to your investment choice.

82  Stock Funds Prospectus

                                              This page intentionally left blank
--------------------------------------------------------------------------------

Additional Strategies and General Investment Risks
--------------------------------------------------------------------------------

Investment practices and risk levels are carefully monitored. Every attempt is made to ensure that the risk exposure for each Fund remains within the parameters of its objective and strategies.

We may temporarily hold assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments, to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interest of shareholders to do so. During these periods, a Fund may not achieve its objective.

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. You should carefully consider the risks common to investing in all mutual funds, including the Wells Fargo Funds. Certain common risks are identified in the "Summary of Important Risks" section on page 8. Other risks of mutual fund investing include the following:

 .  Unlike bank deposits, such as CDs or savings accounts, mutual funds are not insured by the FDIC.
 .  We cannot guarantee that a Fund will meet its investment objective.
 . We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" any investment loss you may suffer, nor can anyone we contract with to provide services, such as investment advisers, offer or promise to make good any such losses.
 . Share prices--and therefore the value of your investment--will increase and decrease with changes in the value of the underlying securities and other investments. This is referred to as price volatility.
 .  An investment in a single Fund, by itself, does not constitute a complete investment plan.
 . Certain Funds, such as the Small Cap Growth Fund, employ an active trading investment strategy that results in a higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.
 . The Funds that invest in smaller companies, foreign companies (including investments made through ADRs and similar investments), and in emerging markets are subject to additional risks, including less liquidity and greater price volatility. A Fund's investment in foreign and emerging markets may also be subject to special risks associated with international trade, including currency, political, regulatory and diplomatic risk.

 . Certain Funds may use various derivative investments, such as options or futures contracts. The term "derivatives" covers a broad range of investments, but in general it refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. Some derivatives may be more sensitive to interest rate changes or market moves, and some may be susceptible to changes in yields or values due to their structure or contract terms.

What follows is a general list of the types of risks (some of which are described previously) that may apply to a given Fund and a table showing some of the additional investment practices that each Fund may use and the key risks associated with them. Additional information about these practices is available in the Statement of Additional Information.

Counter-Party Risk--The risk that the other party in a repurchase agreement or other transaction will not fulfill its contract obligation.

Currency Risk--The risk that a change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of an investment made in a security denominated in that foreign currency.

84  Stock Funds Prospectus

--------------------------------------------------------------------------------

Emerging Market Risk--The risks that the emerging market, as defined in the glossary, may be more sensitive to certain economic changes. For example, emerging market countries are often dependent on international trade and are therefore often vulnerable to recessions in other countries. They may have obsolete financial systems, have volatile currencies and may be more sensitive than more mature markets to a variety of economic factors. Emerging market securities may also be less liquid than securities of more developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Investment Risk--The risk that foreign investments may be subject to potentially less liquidity and greater price volatility. These additional risks include those related to adverse political, regulatory, market or economic developments, and foreign markets can and often do perform differently from U.S. markets. Emerging market securities typically present even greater exposure to these same risks and can present additional risks (such as those related to social unrest or political upheaval) that can make them extremely volatile. Additionally, foreign companies may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing their earnings potential, and dispositions of foreign securities and dividends and interest payable on those securities may be subject to high levels of foreign taxation. Direct investment in foreign securities involves exposure to fluctuations in foreign currency exchange rates, withholding and other taxes, trade settlement, custodial, and other operational risks, and the less stringent investor protection and disclosure standards of some foreign markets. ADRs reduce some of the risks of foreign investing, because a large, liquid market generally exists and U.S. trading and settlement practices reduce currency, custodial and other operational risks.

Leverage Risk--The risk that an investment practice, such as lending portfolio securities or engaging in forward commitment or when-issued securities transactions, may increase a Fund's exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

Liquidity Risk--The risk that a security cannot be sold at the time desired, or cannot be sold without adversely affecting the price.

Market Risk--The risk that the value of a stock, bond or other security will be reduced by market activity. This is a basic risk associated with all securities.

Regulatory Risk--The risk that changes in government regulations will adversely affect the value of a security. Also the risk that an insufficiently regulated market might permit inappropriate practices that adversely affect an investment.

Small Company Investment Risk--The risk that investments in smaller companies may be more volatile and harder to sell than investments in larger companies. Smaller companies may have higher failure rates and generally have lower trading volumes than larger companies. Short-term changes in the demand for the securities of small companies may have a disproportionate effect on their market price, tending to make prices of these securities fall more dramatically in response to selling pressure.

In addition to the general risks discussed above and under "Summary of Important Risks," you should carefully consider and evaluate any special risks that may apply to investing in a particular Fund. See the "Important Risk Factors"
section in the summary for each Fund. You should also see the Statement of Additional Information for additional information about the investment practices and risks particular to each Fund.

                                                      Stock Funds Prospectus  85

Additional Strategies and General Investment Risks
--------------------------------------------------------------------------------

Investment Practice/Risk
The following table lists certain regular investment practices of the Funds, including some not disclosed in the Investment Objective and Investment Strategies sections of the Prospectus. The risks indicated after the description of the practice are NOT the only potential risks associated with that practice, but are among the more prominent. Market risk is assumed for each Fund. See the Statement of Additional Information for more information on these practices.

Remember, each Fund is designed to meet different investment needs and objectives.

                                                           DIVERSIFIED DIVERSIFIED EQUITY EQUITY        GROWTH       INTERNATIONAL
                                                           EQUITY      SMALL CAP   INCOME VALUE  GROWTH EQUITY INDEX EQUITY

-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT PRACTICE                  PRINCIPAL RISKS
-----------------------------------------------------------------------------------------------------------------------------------
Borrowing Policies
The ability to borrow money for      Leverage Risk            X             X         X     X      X      X      X        X
temporary  purposes (e.g. to meet
shareholder redemptions).

Emerging Markets
Securities of companies based in     Emerging Market,
countries  considered developing     Foreign Investment,                                    X             X               X
or to have "emerging" stock          Regulatory, Liquidity
markets. Generally, these            and Currency Risk
securities have the same type of
risks as foreign securities, but
to a higher degree.

Foreign Securities
Equity securities issued by a        Foreign Investment,
non-U.S. company which may be in     Regulatory, Liquidity
the form of an ADR or similar        and Currency Risk        X             X         X     X      X      X      X        X
investment, or debt securities of
Counter-Party and  a non-U.S.
company or foreign
government.

Illiquid Securities
A security which may not be sold     Liquidity Risk
or disposed of in the ordinary                                X             X         X     X      X      X               X
course of business within
seven days at the value determined
by the Fund. Limited to 15% of net
assets.

Loans of Portfolio Securities
The practice of loaning securities   Counter-Party and
to brokers, dealers and financial    Leverage Risk
institutions to increase returns                              X             X         X     X      X      X      X        X
on those securities. Loans may be
made up to 1940 Act limits
(currently one-third of total
assets, including the value of the
collateral received).

                                                                              LARGE    SMALL   SMALL          SMALL     SMALL
                                                              LARGE CAP       COMPANY  CAP     CAP            COMPANY   COMPANY
                                                              APPRECIATION    GROWTH   GROWTH  OPPORTUNITIES  GROWTH    VALUE

-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT PRACTICE                  PRINCIPAL RISKS
-----------------------------------------------------------------------------------------------------------------------------------
Borrowing Policies
The ability to borrow money for      Leverage Risk                 X              X       X           X          X          X
temporary  purposes (e.g. to meet
shareholder redemptions).

Emerging Markets
Securities of companies based in     Emerging Market,
countries  considered developing     Foreign Investment,                                  X           X         X
or to have "emerging" stock          Regulatory, Liquidity
markets. Generally, these            and Currency Risk
securities have the same type of
risks as foreign securities, but
to a higher degree.

Foreign Securities
Equity securities issued by a        Foreign Investment,
non-U.S. company which may be in     Regulatory, Liquidity
the form of an ADR or similar        and Currency Risk                            X       X           X          X
company or foreign
government.

Illiquid Securities
A security which may not be sold     Liquidity Risk
or disposed of in the ordinary                                     X              X       X           X          X          X
course of business within
seven days at the value determined
by the Fund. Limited to 15% of net
assets.

Loans of Portfolio Securities
The practice of loaning securities   Counter-Party and
to brokers, dealers and financial    Leverage Risk
institutions to increase returns                                   X              X       X           X          X          X
on those securities. Loans may be
made up to 1940 Act limits
(currently one-third of total
assets, including the value of the
collateral received).

86  Stock Funds Prospectus


------------------------------------------------------------------------------------------------------------------------------------
                                                             DIVERSIFIED DIVERSIFIED EQUITY EQUITY        GROWTH       INTERNATIONAL
                                                             EQUITY      SMALL CAP   INCOME VALUE  GROWTH EQUITY INDEX EQUITY
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT PRACTICE                      PRINCIPAL RISKS
------------------------------------------------------------------------------------------------------------------------------------
Options
The right or obligation to receive or    Liquidity Risk          X                     X     X       X             X
deliver a security or cash payment
depending on the security's price or
the performance of an index or
benchmark. Types of options used may
include: options on securities, options
on a stock index, stock index futures
and options on stock index futures to
protect liquidity and portfolio value.

Other Mutual Funds
Investments by the Fund in shares of     Market Risk             X          X          X     X       X       X     X       X
other mutual funds, which will cause
Fund shareholders to bear a pro rata
portion of the other fund's expenses,
in addition to the expenses paid by
the Funds.

Privately Issued Securities
Securities that are not publicly         Liquidity Risk          X          X          X     X       X       X     X       X
traded but which may or may not be
resold in accordance with Rule 144A
under the Securities Act of 1933.

Repurchase Agreements
A transaction in which the seller of a   Counter-Party           X          X          X     X       X       X     X       X
security agrees to buy back a security   Risk
at an agreed upon time and price,
usually with interest.

Small Company Securities
Investments in small companies, which    Small Company           X          X                X               X             X
may be less liquid and more volatile     Investment, Market
than investments in larger companies.    and Liquidity Risk

                                                                          LARGE   SMALL  SMALL         SMALL   SMALL
                                                             LARGE CAP    COMPANY CAP    CAP           COMPANY COMPANY
                                                             APPRECIATION GROWTH  GROWTH OPPORTUNITIES GROWTH  VALUE
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT PRACTICE                      PRINCIPAL RISKS
----------------------------------------------------------------------------------------------------------------------------------
Options
The right or obligation to receive or    Liquidity Risk                                       X
deliver a security or cash payment
depending on the security's price or
the performance of an index or
benchmark. Types of options used may
include: options on securities, options
on a stock index, stock index futures
and options on stock index futures to
protect liquidity and portfolio value.

Other Mutual Funds
Investments by the Fund in shares of     Market Risk             X          X       X         X           X       X
other mutual funds, which will cause
Fund shareholders to bear a pro rata
portion of the other fund's expenses,
in addition to the expenses paid by
the Funds.

Privately Issued Securities
Securities that are not publicly         Liquidity Risk          X          X       X         X                   X
traded but which may or may not be
resold in accordance with Rule 144A
under the Securities Act of 1933.

Repurchase Agreements
A transaction in which the seller of a   Counter-Party           X          X       X         X           X       X
security agrees to buy back a security   Risk
at an agreed upon time and price,
usually with interest.


Small Company Securities
Investments in small companies, which    Small Company                              X         X           X       X
may be less liquid and more volatile     Investment, Market
than investments in larger companies.    and Liquidity Risk

                                                      Stock Funds Prospectus  87

Organization and Management of the Funds
--------------------------------------------------------------------------------

A number of different entities provide services to the Funds. This section shows how the Funds are organized, lists the entities that perform different services, and explains how these service providers are compensated. Further information is available in the Statement of Additional Information for the Funds.

About Wells Fargo Funds Trust
The Trust was organized as a Delaware business trust on March 10, 1999. The Board of Trustees of the Trust supervises each Fund's activities, monitors its contractual arrangements with various service providers and decides upon matters of general policy.

The Trust was created to succeed to the assets and operations of the various mutual funds in the Stagecoach Family of Funds and the Norwest Advantage Family of Funds. The holding company of Wells Fargo Bank, the investment adviser to the Stagecoach Family of Funds, and the holding company of Norwest Investment Management, Inc. ("NIM"), the investment adviser to the Norwest Advantage Family of Funds, merged in November 1998. Most of the Funds described in this Prospectus have succeeded to the assets and operations of one or more corresponding Funds of Stagecoach or Norwest Advantage Funds. The performance and financial statement history of each such Fund's designated predecessor Fund has been assumed by the Trust. The succession transactions were approved by the shareholders of the Stagecoach and Norwest Advantage Funds. The Table on page 96 identifies the Stagecoach or Norwest Advantage Fund predecessors to the applicable Funds.

The Board of Trustees of the Trust supervises the Funds' activities and approves the selection of various companies hired to manage the Funds' operation. The major service providers are described in the diagram below. Except for the advisers, which generally may be changed only with shareholder approval, if the Board believes that it is in the best interests of the shareholders, it may change service providers.

---------------------------------------------------------------------------------------------
                                  BOARD OF TRUSTEES
---------------------------------------------------------------------------------------------
                          Supervises the Funds' activities
---------------------------------------------------------------------------------------------
         INVESTMENT ADVISER                                CUSTODIAN
---------------------------------------------------------------------------------------------
Wells Fargo Funds Management, LLC                 Wells Fargo Bank Minnesota, N.A.
525 Market St., San Francisco, CA                 6th & Marquette, Minneapolis, MN
Manages the Funds' investment activities          Provides safekeeping for the Funds' assets
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
                             INVESTMENT SUB-ADVISER(S)
---------------------------------------------------------------------------------------------
                                Varies by Fund
                  See Individual Fund Descriptions for Details
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
                                                                              SHAREHOLDER
                                          TRANSFER                             SERVICING
     ADMINISTRATOR                         AGENT                                AGENTS
---------------------------------------------------------------------------------------------
  Wells Fargo Funds                  Boston Financial Data                  Various Agents
  Management, LLC                    Services, Inc.
  525 Market St.                     Two Heritage Dr.
  San Francisco, CA                  Quincy, MA

  Manages the                        Maintains records                      Provide
  Funds' business                    of shares and                          services to
  activities                         supervises the payment                 customers
                                     of dividends
---------------------------------------------------------------------------------------------
                   FINANCIAL SERVICES FIRMS AND SELLING AGENTS
---------------------------------------------------------------------------------------------
         Advise current and prospective shareholders on Fund investments
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
                                  SHAREHOLDERS
---------------------------------------------------------------------------------------------

88  Stock Funds Prospectus

--------------------------------------------------------------------------------

The Investment Adviser
Funds Management serves as the investment adviser for each of the Funds. Funds Management, an indirect wholly-owned subsidiary of Wells Fargo & Company, was created to succeed to the mutual fund advisory responsibilities of Wells Fargo Bank and is an affiliate of Wells Fargo Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. The Funds' adviser is responsible for developing the investment policies and guidelines for the Funds, and for supervising the sub-advisers who are responsible for the day-to-day portfolio management of the Funds. As of September 30, 2001, Funds Management and its affiliates managed over $155 billion in assets. For providing these services, Funds Management is entitled to receive fees as described in the "Summary of Expenses" section at the front of this Prospectus.

The Diversified Equity, Diversified Small Cap and Growth Equity Funds are gateway funds that invest in various core portfolios. Funds Management is entitled to receive an annual investment advisory fee of 0.25% of each Fund's average daily net assets for providing advisory services to each Fund, including the determination of the asset allocations of each Fund's investments in various core portfolios. Funds Management also acts as the adviser to, and is entitled to receive a fee from, each core portfolio. The total amount of investment advisory fees paid to Funds Management as a result of a Fund's investments varies depending on the Fund's allocation of assets among the various core portfolios.

Dormant Investment Advisory Arrangements
Under the investment advisory contract for the Funds, Funds Management has been retained as an investment adviser for gateway fund assets redeemed from a core portfolio and invested directly in a portfolio of securities. Funds Management does not receive any compensation under this arrangement as long as a gateway fund invests substantially all of its assets in one or more core portfolios. If a gateway fund redeems assets from a core portfolio and invests them directly, Funds Management receives an investment advisory fee from the gateway fund for the management of those assets.

Each gateway fund has a similar "dormant" sub-advisory arrangement with some or all of the sub-advisers that advise the core portfolio(s) in which a gateway fund invests. Under these arrangements, if a gateway fund redeems assets from a core portfolio and invests them directly using the sub-adviser, the sub-adviser would receive a sub-advisory fee from Funds Management at the same rate the sub-adviser received from the core portfolio for investing the portion of the Fund's assets formerly invested in the core portfolio.

The Sub-Advisers
Wells Capital Management Incorporated ("WCM"), an affiliate of Funds Management located at 525 Market Street, San Francisco, CA 94163, is the sub-adviser for the Equity Value, Growth, Index, International Equity and Small Cap Growth Funds, and in this capacity is responsible for the day-to-day investment management activities of the Funds. WCM provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies, and high net-worth individuals. As of September 30, 2001, WCM managed assets aggregating in excess of $99 billion.

Cadence Capital Management ("Cadence"), Peregrine Capital Management, Inc. ("Peregrine"), Smith Asset Management Group, LP ("Smith Group"), Schroder Investment Management North America Inc. ("Schroder") and WCM are each investment sub-advisers to certain Funds, and to certain core portfolios in which the gateway funds invest. In this capacity each is responsible for the day-to-day investment management activities of the Funds and core portfolios.

                                                      Stock Funds Prospectus  89

Organization and Management of the Funds
--------------------------------------------------------------------------------

Golden Capital Management, LLC ("Golden"), located at Two Resource Square, 10926 David Taylor Drive, Suite 180, Charlotte, NC 28262, is the investment sub-adviser for the OTC Growth Fund, and is responsible for the day-to-day investment management activities of the Fund. Golden provides equity investment management services for institutions and high net worth individuals. As of September 30, 2001, Golden managed over $426 million in assets.

Cadence, a wholly-owned subsidiary of Allianz A.G. located at 265 Franklin Street, Boston, MA 02110, is the investment sub-adviser for the Large Cap Appreciation Portfolio. Cadence is a registered investment adviser that provides investment management services to pension plans, endowments, mutual funds and individual investors. As of September 30, 2001, Cadence managed approximately $5.1 billion in assets.

Peregrine, a wholly-owned subsidiary of Wells Fargo Bank Minnesota, N.A. located at LaSalle Plaza, 800 LaSalle Avenue, Suite 1850, Minneapolis, MN 55402, is the investment sub-adviser for the Large Company Growth, Small Company Growth and Small Company Value Portfolios. Peregrine provides investment advisory services to corporate and public pension plans, profit sharing plans, savings investment plans, 401(k) plans, foundations and endowments. As of September 30, 2001, Peregrine managed approximately $9.1 billion in assets.

Schroder, located at 787 7th Avenue, New York, NY 10019, is the investment sub-adviser for the International Core Portfolio and Small Cap Opportunities Fund. Schroder provides investment management services to company retirement plans, foundations, endowments, trust companies and high net-worth individuals. As of September 30, 2001, Schroder managed $34 billion in assets.

Smith Group, located at 200 Crescent Court, Suite 850, Dallas, TX 75201, is the investment sub-adviser for the Disciplined Growth and Small Cap Value Portfolios. Smith Group provides investment management services to company retirement plans, foundations, endowments, trust companies, and high net-worth individuals using a disciplined equity style. As of September 30, 2001, the Smith Group managed over $1.2 billion in assets.

WCM is the sub-adviser for the Equity Income, Index, International Equity and Small Cap Index Portfolios.

The sub-advisers are compensated for their services by Funds Management from the fees Funds Management receives for its services as adviser.

The Administrator
Funds Management provides the Funds with administrative services, including general supervision of each Fund's operation, coordination of the other services provided to each Fund, compilation of information for reports to the SEC and the state securities commissions, preparation of proxy statements and shareholder reports, and general supervision of data compilation in connection with preparing periodic reports to the Trust's Trustees and officers. Funds Management also furnishes office space and certain facilities to conduct each Fund's business. For providing these services, Funds Management is entitled to receive an annual fee of 0.15% of the average daily net assets of each Fund.

Shareholder Servicing Plan
We have a shareholder servicing plan for the Diversified Small Cap, Small Cap Growth, Small Cap Opportunities, Small Company Growth and Small Company Value Funds. We have agreements with various shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services. For these services, each of these Funds pays an annual fee of 0.10% of its average net assets.

The Transfer Agent
Boston Financial Data Services, Inc. ("BFDS") provides transfer agency and dividend disbursing services to the Funds. For providing these services, BFDS receives an annual fee and certain transaction-related fees, and is reimbursed for out-of-pocket expenses incurred on behalf of the Funds.

90  Stock Funds Prospectus

Your Account
--------------------------------------------------------------------------------

This section tells you how Fund shares are priced, how to open an account and how to buy, sell or exchange Fund shares once your account is open.

Pricing Fund Shares
 . As with all mutual fund investments, the price you pay to purchase shares or the price you receive when you redeem shares is not determined until after a request has been received in proper form. The price of Fund shares is based on a Fund's NAV. The price at which a purchase or redemption of Fund shares is effected is based on the next calculation of NAV after the order is placed.
 .  Each Fund's investments are generally valued at current market prices.
   Securities are generally valued based on the last sale price during the regular trading session if the security trades on an exchange ("closing price"), and if there is no sale, based on latest quoted bid prices. Securities that are not traded primarily on an exchange generally are valued using latest quoted bid prices obtained by an independent pricing service. We may be required to depart from these general valuation methods and use fair value pricing methods to determine the values of certain investments if we believe that the latest closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value when the Fund calculates its NAV. The closing price or the latest quoted bid price of a security may not reflect its current value if, among other things, a significant event occurs after the closing price or quoted bid price but before a Fund calculates its NAV that materially affects the value of the security. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price. See the Statement of Additional Information for further disclosure.
 . We determine the NAV of each class of the Funds' shares each business day as of the close of regular trading on the New York Stock Exchange ("NYSE"), which is usually 4:00 p.m. (ET). We determine the NAV by subtracting each Fund class's liabilities from its total assets, and then dividing the result by the total number of outstanding shares of that class. See the Statement of Additional Information for further disclosure.
 . We process requests to buy or sell shares of the Funds each business day as of the close of regular trading on the NYSE, which is usually 4:00 p.m. (ET). If the NYSE closes early, the Funds will close early and will value their shares at such earlier time under these circumstances. Any request we receive in proper form before this time is processed the same day. Requests we receive after the cutoff time are processed the next business day.
 .  The Funds are open for business on each day the NYSE is open for business.
   NYSE holidays include New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. When any holiday falls on a weekend, the NYSE typically is closed on the weekday immediately before or after such holiday.

Minimum Investments
Institutions are required to make a minimum initial investment of $2,000,000 per Fund. There are no minimum subsequent investment requirements so long as your Institution maintains account balances at or above the minimum initial investment amount.

                                                      Stock Funds Prospectus  91

Your Account                                                   How to Buy Shares
--------------------------------------------------------------------------------

Typically, Institutional Class shares are bought and held on your behalf by the Institution through which you are investing. Investors interested in purchasing Institutional Class shares of the Funds should contact an account representative at their Institution and should understand the following:

 .  Share purchases are made through a Customer Account at an Institution in accordance with the terms of the Customer Account involved;
 . Institutions are usually the holders of record of Institutional Class shares held through Customer Accounts and maintain records reflecting their customers' beneficial ownership of the shares;
 . Institutions are responsible for transmitting their customers' purchase and redemption orders to the Funds and for delivering required payment on a timely basis;
 . Institutions are responsible for delivering shareholder communications and voting information from the Funds, and for transmitting shareholder voting instructions to the Funds;
 . Institutions may charge their customers account fees and may receive significant fees from us with respect to investments their customers have made with the Funds; and
 . All purchases must be made with U.S. dollars and all checks must be drawn on U.S. banks.

92  Stock Funds Prospectus

                                                              How to Sell Shares
--------------------------------------------------------------------------------

Institutional Class shares must be redeemed in accordance with the account agreement governing your Customer Account at the Institution. Please read the Customer Account agreement with your Institution for rules governing selling shares.

--------------------------------------------------------------------------------
GENERAL NOTES FOR SELLING SHARES
--------------------------------------------------------------------------------
 . We will process requests to sell shares at the first NAV calculated after a request in proper form is received. Requests received before the cutoff time are processed on the same business day.
 .  Redemption proceeds are usually wired to the redeeming Institution the following business day.
 . If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that supersede the directions in this Prospectus.
 . We reserve the right to delay payment of a redemption so that we may be reasonably certain that investments made by check or through ACH have been collected. Payments of redemptions also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.
 . Generally, we pay redemption requests in cash, unless the redemption request is for more than the lesser of $250,000 or 1% of the net assets of the Fund by a single shareholder over a ninety-day period. If a request for a redemption is over these limits it may be to the detriment of existing shareholders to pay such redemption in cash. Therefore, we may pay all or part of the redemption in securities of equal value.

                                                      Stock Funds Prospectus  93

Your Account                                                           Exchanges
--------------------------------------------------------------------------------

Exchanges between Wells Fargo Funds involve two transactions: a sale of shares of one Fund and the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

 .  You should carefully read the prospectus for the Fund into which you wish to exchange.
 . In order to discourage excessive exchange activity that could result in additional expenses and lower returns for the Funds, the Funds may restrict or refuse exchanges from market timers. You may be considered a market timer if you completed more than one exchange within a 3-month period, or seem to be following a timing pattern.
 .  You may make exchanges only between like share classes of non-money market
   Funds and the Service Class shares of money market Funds.

Generally, we will notify you at least 60 days in advance of any changes in the exchange rules.

Contact your account representative for further details.

94  Stock Funds Prospectus

Other Information
--------------------------------------------------------------------------------

Income and Gain Distributions
The Equity Income and Equity Value Funds in this Prospectus pay distributions of net investment income and capital gain, if any, at least quarterly, all other Funds in this Prospectus pay any such distributions at least annually. Contact your Institution for distribution options.

Remember, distributions have the effect of reducing NAV per share by the amount distributed.

Taxes
The following discussion regarding federal income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important income tax considerations affecting the Funds and you as a shareholder. It is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for further federal income tax considerations.

As required by the Internal Revenue Code, we will pass on to you substantially all of a Fund's net investment income and realized capital gains. Distributions of a Fund's ordinary income, net short-term capital gain and income from certain other sources will be taxable to you as ordinary income. Distributions of a Fund's net long-term capital gain, if any, will be taxable to you as long-term capital gain. Corporate shareholders may be able to deduct a portion of distributions when determining their taxable income.

Distributions from a Fund normally will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. At the end of each year, we will notify you of the federal income tax status of your distributions for the year.

If more than 50% of a Fund's total assets at the close of its taxable year consist of securities of non-U.S. companies, the Fund can file an election with the IRS which requires you to include a pro rata-portion amount of the Fund's foreign withholding taxes in your gross income, and treat such amount as foreign taxes paid by you. In general, you can either deduct such taxes in computing your taxable income or claim such amount as a foreign tax credit against your federal income tax liability. We expect that the International Equity Fund will be eligible for and will make this election. No other Fund will be eligible for the election.

If you buy shares of a Fund shortly before it makes a distribution, your distribution will, in effect, be a taxable return of part of your investment. Similarly, if you buy shares of a Fund when it holds appreciated securities, you will receive a taxable return of part of your investment if and when the Fund sells the appreciated securities and realizes the gain. The Funds have built up, or have the potential to build up, high levels of unrealized appreciation.

Your redemptions (including redemptions in-kind) and exchanges of Fund shares ordinarily will result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Such capital gain or loss will be long-term capital gain or loss if you have held your redeemed or exchanged Fund shares for more than one year at the time of redemption or exchange. In certain instances, losses realized on the redemption or exchange of Funds shares may be disallowed.

Foreign residents may be subject to different tax treatment, including withholding taxes. In certain circumstances, U.S. residents may be subject to back-up withholding.

                                                      Stock Funds Prospectus  95

Table of Predecessors
--------------------------------------------------------------------------------

The Funds described in this Prospectus, except for the Large Cap Appreciation and Small Company Value Funds, were created as part of the reorganization of the Stagecoach Family of Funds, advised by Wells Fargo Bank, and the Norwest Advantage Family of Funds, advised by NIM, into a single mutual fund complex. The reorganization followed the merger of the advisers' parent companies.

Each Fund listed below is an accounting survivor of a former Stagecoach Funds, Inc., or Norwest Advantage Funds fund, as indicated in the Table of Predecessors below. The performance histories and financial highlights of each Fund include the performance histories and financial highlights of the predecessor fund.

Wells Fargo Funds Trust                 Predecessor Fund

Diversified Equity Fund                 Norwest Advantage Diversified Equity Fund
Diversified Small Cap Fund              Norwest Advantage Diversified Small Cap Fund
Equity Income Fund                      Norwest Advantage Income Equity Fund
Equity Value Fund                       Stagecoach Equity Value Fund
Growth Fund                             Stagecoach Growth Fund
Growth Equity Fund                      Norwest Advantage Growth Equity Fund
Index Fund                              Norwest Advantage Index Fund
International Equity Fund               Stagecoach International Equity Fund
Large Company Growth Fund               Norwest Advantage Large Company Growth Fund
Small Cap Growth Fund                   Stagecoach Small Cap Fund
Small Cap Opportunities Fund            Norwest Advantage Small Cap Opportunities Fund
Small Company Growth Fund               Norwest Advantage Small Company Growth Fund

96  Stock Funds Prospectus

                                              This page intentionally left blank
--------------------------------------------------------------------------------

Description of Core Portfolios
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
PORTFOLIO                       OBJECTIVE
-----------------------------------------------------------------------------------------------------------
Disciplined Growth Portfolio    The Portfolio seeks capital appreciation by investing in common stocks of larger companies.

Equity Income Portfolio         The Portfolio seeks to provide long-term capital appreciation consistent with above-average dividend income.

Index Portfolio                 The Portfolio seeks to replicate the return of the S&P 500 Index with minimum tracking error and to minimize transaction costs.

International Equity            The Portfolio seeks total return, with an emphasis on capital appreciation
Portfolio                       over the long term by investing in equity securities of companies located or operating in developed non-U.S. countries and in emerging markets of the world.

International Portfolio         The Portfolio seeks to provide long-term capital appreciation by investing directly or indirectly in high-quality companies based outside the United
                                States.

Large Cap Appreciation          The Portfolio seeks long-term capital appreciation.
Portfolio

Large Company Growth            The Portfolio seeks to provide long-term capital appreciation by investing
Portfolio                       primarily in large, high-quality domestic companies that the adviser believes have superior growth potential.

Small Cap Index Portfolio       The Portfolio seeks to replicate the total return of the S&P Small Cap 600
                                Index with minimum tracking error and to minimize transaction costs.

Small Cap Value Portfolio       The Portfolio seeks capital appreciation by investing in common stocks of smaller companies.

Small Company Growth            The Portfolio seeks to provide long-term capital appreciation by investing
Portfolio                       in smaller domestic companies.

Small Company Value             The Portfolio seeks to provide long-term capital appreciation by investing
Portfolio                       primarily in common stocks of smaller companies whose market capitalization is less than the largest stock in the Russell 2000 Index, which, as of
                                December 31, 2001 was $2.97 billion, but is expected to change frequently.

98  Stock Funds Prospectus

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
PRINCIPAL STRATEGIES
--------------------------------------------------------------------------------

The Portfolio invests primarily in the common stocks of companies that, in the view of adviser, possess above average potential for growth. We invest in a portfolio of securities with an average market capitalization greater than $5 billion.

The Portfolio invests primarily in the common stocks of large, high-quality domestic companies that have above-average return potential based on current market valuations and above-average dividend income. We invest principally in securities of companies with market capitalizations of $3 billion or more.

Under normal circumstances, the Portfolio holds stocks representing 100% of the capitalization-weighted market values of the S&P 500 Index.

The Portfolio invests primarily in securities of companies in developed international and emerging market countries that we believe are both politically and economically stable. The Portfolio may invest more than 25% of its total assets in investments in a particular country, region, or type of investment. We apply a fundamentals-driven, value-oriented analysis to identify companies with above-average potential for long-term growth and total return capabilities.

The Portfolio invests primarily in securities of companies in developed international and emerging market countries that we believe are both politically and economically stable. The Portfolio may invest more than 25% of its total assets in investments in a particular country, region, or type of investment.

In making investment decisions for the Portfolio, we consider the 1,000 largest publicly traded companies in the U.S., screening the stocks in this universe for a series of growth and value criteria. We invest principally in securities of companies with market capitalizations of $3 billion or more.

The Portfolio invests primarily in large companies that have superior growth potential. We invest principally in securities of companies with market capitalizations of $3 billion or more.

Under normal circumstances, the Portfolio will hold stocks representing 100% of the capitalization-weighted market value of the S&P 600 Small Cap Index.

The Portfolio invests primarily in common stocks of companies the adviser believes to be undervalued and likely to report a level of corporate earnings exceeding the level expected by investors. We invest principally in securities of companies with market capitalizations equal to or lower than the company with the largest market capitalization in the Russell 2000 Index, a small-capitalization range that is expected to change frequently.

The Portfolio invests primarily in the common stocks of small domestic companies that are either growing rapidly or completing a period of significant change. We invest principally in securities of companies with market capitalizations of $3 billion or less.

In making investment decisions for the Portfolio, we focus on securities that are conservatively valued in the marketplace relative to the stock of comparable companies, determined by price/earnings ratios, cash flows, or other measures. We invest principally in securities of companies with market capitalizations equal to or lower than the company with the largest market capitalization in the Russell 2000 Index, a small-capitalization range that is expected to change frequently.

                                                      Stock Funds Prospectus  99

Portfolio Managers
--------------------------------------------------------------------------------

David B. Breed, CFA
Diversified Equity Fund since 2001
Large Cap Appreciation Fund since 2001
Managing Director, Chief Executive Officer, Chief Investment Officer and founding partner of Cadence. He has managed separate equity accounts and has led the team of equity portfolio managers and analysts there since 1988. He earned his BA in Finance from the University of Massachusetts, and his MBA in Finance from the Wharton School of Business.

Tasso H. Coin, Jr., CFA
Diversified Equity Fund and its predecessor since 1995
Diversified Small Cap Fund and its predecessor since 1997
Growth Equity Fund and its predecessor since 1995
Small Company Value Fund since 2001
Mr. Coin joined Peregrine in 1995 as a Senior Vice President. His responsibilities include overseeing the Small Company Value Portfolio. Prior to 1995, Mr. Coin was a research officer at Lord Asset Management. Mr. Coin earned his BA in Economics from Loyola University of Chicago.

John S. Dale, CFA
Diversified Equity Fund and its predecessor since 1988
Growth Equity Fund and its predecessor since 1989
Large Company Growth Fund and its predecessor since 1983
Mr. Dale joined Peregrine in 1988 as a Senior Vice President and has managed large company growth portfolios since 1983, currently totaling assets in excess of $3 billion. Prior to joining Peregrine, Mr. Dale had been associated with Norwest Bank and its affiliates since 1968. Mr. Dale earned his BA in Marketing from the University of Minnesota.

Gary J. Dunn, CFA
Diversified Equity Fund and its predecessor since 1989
Equity Income Fund and its predecessor since 1989
Mr. Dunn joined WCM in 1998 as Principal for its Equity Income Team. WCM and NIM combined investment advisory services under the WCM name in 1999. Mr. Dunn formerly was the Director of Institutional Investments of NIM. He has been associated with Norwest Bank or its affiliates as a Financial Analyst and Portfolio Manager since 1979. Mr. Dunn earned his BA in Economics from Carroll College.

Gregg Giboney, CFA
Equity Value Fund and its predecessor since 1997
Mr. Giboney joined WCM in 1996 as a member of the Value Equity Team providing security analysis and portfolio management. Mr. Giboney was with First Interstate Capital Management prior to 1996 in various capacities, including fixed-income trading, derivative management, equity analysis, stable value asset management and as a Portfolio Manager for personal, institutional and trust accounts. Mr. Giboney earned his BS in Accounting and Finance from Washington State University and his MBA from the University of Portland.

Christopher F. Greene
Small Cap Growth Fund and its predecessor since 1999
Mr. Greene joined WCM in 1997 as Portfolio Manager and Analyst for the firm's Small Cap Equity Team. He is responsible for fundamental security analysis of small and mid cap growth securities. Before joining WCM, he worked at Hambrecht & Quist, an investment banking firm, as an Analyst in the corporate finance department from 1993 to 1996. Mr. Greene earned his BA in Economics from Claremont McKenna College.

100  Stock Funds Prospectus

--------------------------------------------------------------------------------

Deborah Meacock, CFA
Growth Fund since 2001
Ms. Meacock has been a portfolio manager with Wells Capital Management Incorporated ("WCM") and Wells Fargo Bank Minnesota, N.A. (and its predecessor) for more than ten years. She is a Managing Director of separate account portfolio management, leading a team of portfolio managers in managing assets in a growth equity style for institutions, non-profit organizations and planned giving programs. Ms. Meacock received her undergraduate degree in Education/French from Oxford University, England, in 1976.

Robert B. Mersky, CFA
Diversified Equity Fund and its predecessor since 1988
Diversified Small Cap Fund and its predecessor since 1997
Growth Equity Fund and its predecessor since 1989
Small Company Growth Fund and its predecessor since 1984
Mr. Mersky is founder, President and a Portfolio Manager at Peregrine. In 1984, Mr. Mersky and five other Senior Portfolio Managers founded Peregrine. Mr. Mersky is responsible for Peregrine's Small Cap Equity style and oversees the Small Company Growth Portfolio. Mr. Mersky had actively managed small cap stocks since 1973. Prior to joining Peregrine, Mr. Mersky had been associated with Norwest Bank since 1968; and his responsibilities included Senior Research Analyst, Portfolio Manager, Director of Research and Chief Investment Officer. Mr. Mersky earned his BS in Accounting from the University of Minnesota.

Gary E. Nussbaum, CFA
Diversified Equity Fund and its predecessor since 1990
Growth Equity Fund and its predecessor since 1990
Large Company Growth Fund and its predecessor since 1990
Mr. Nussbaum joined Peregrine in 1990 as a Vice President and Portfolio Manager where he has managed large company growth portfolios, currently totaling assets in excess of $3 billion. Mr. Nussbaum earned his BA in Finance and his MBA from the University of Wisconsin.

Michael Perelstein
Diversified Equity Fund and its predecessor since 1997
Growth Equity Fund and its predecessor since 1997
Mr. Perelstein joined Schroder in 1997. Since 1999 he has served as Schroder's Senior Investment Officer. Mr. Perelstein currently manages international portfolios and has more than 24 years of investment experience that includes more than 17 years specializing in overseas investing. Prior to 1997, Mr. Perelstein was a Director and a Managing Director at MacKay-Shields. Mr. Perelstein earned his BA in Economics from Brandeis University and his MBA from the University of Chicago. As of September 30, 2001, Schroder had over $10 billion in EAFE (Europe, Asia, Far East) assets under management.

Douglas G. Pugh, CFA
Diversified Equity Fund and its predecessor since 1997
Diversified Small Cap Fund and its predecessor since 1997
Growth Equity Fund and its predecessor since 1997
Mr. Pugh joined Peregrine in 1997 as a Senior Vice President. Mr. Pugh currently co-manages the Small Company Value Portfolio. Prior to 1997, Mr. Pugh was a Senior Equity Analyst and Portfolio Manager for Advantus Capital Management, an investment advisor firm. Mr. Pugh earned his BS in Finance and Business Administration from Drake University and his MBA from the University of Minnesota.

                                                     Stock Funds Prospectus  101

Portfolio Managers
--------------------------------------------------------------------------------

David L. Roberts, CFA
Diversified Equity Fund and its predecessor since 1989
Equity Income Fund and its predecessor since 1989
Mr. Roberts joined WCM in 1998 as the Equity Income Managing Director and simultaneously held this position at NIM until WCM and NIM combined investment advisory services under the WCM name in 1999. Mr. Roberts joined Norwest Corporation in 1972 as a Securities Analyst. He became Assistant Vice President Portfolio Manager in 1980 and was promoted to Vice President in 1982. He earned his BA in Mathematics from Carroll College.

Stephen S. Smith, CFA
Disciplined Growth Fund and its predecessor since 1997
Diversified Equity Fund and its predecessor since 1997
Diversified Small Cap Fund and its predecessor since 1997
Growth Equity Fund and its predecessor since 1997
Mr. Smith is Principal and Chief Executive Officer of the Smith Group. Mr. Smith manages the Disciplined Growth Portfolio and Small Cap Value Portfolio. Prior to 1995, Mr. Smith previously served as Senior Portfolio Manager with Nations Bank. Mr. Smith earned his BS in Industrial Engineering and his MBA from the University of Alabama.

David D. Sylvester
Diversified Equity Fund and its predecessor since 1996
Diversified Small Cap Fund and its predecessor since 1998
Growth Equity Fund and its predecessor since 1998
Index Fund and its predecessor since 1996
Mr. Sylvester has been with Wells Fargo & Company and its predecessors in an investment management capacity for over 22 years. Mr. Sylvester joined Wells Capital Management Incorporated ("WCM") in 1998 as an Executive Vice President. He simultaneously held the position of Managing Director for Reserve Asset Management at Norwest Investment Management ("NIM") (since 1997) until WCM and NIM combined investment advisory services under the WCM name in 1999. Mr. Sylvester has over 25 years of investment experience. He specializes in the management of structured portfolios, including indexed portfolios and overlay programs. Mr. Sylvester attended the University of Detroit--Mercy.

Cynthia A. Tusan, CFA
Diversified Equity Fund since 2001
Growth Equity Fund since 2001
International Equity Fund since 2001
Ms. Tusan joined WCM in 1996 from Wells Fargo Bank, N.A., where she managed individual and institutional investment management and trust accounts since 1989. She earned her BA in Economics from Bryn Mawr College and her MBA from the Anderson School of Management at the University of California.

Ira Unschuld
Small Cap Opportunities Fund and its predecessor since 1998
Mr. Unschuld joined Schroder in 1990 as an Associate. Since 1999 Mr. Unschuld has served as Senior Vice President. Mr. Unschuld is responsible for managing the U.S. small capitalization core products. He has more than 11 years of investment experience. Mr. Unschuld earned his BA in Economics from Brown University and his MBA from the Wharton School.

102  Stock Funds Prospectus

--------------------------------------------------------------------------------

Paul E. von Kuster, CFA
Diversified Equity Fund and its predecessor since 1988
Diversified Small Cap Fund and its predecessor since 1997
Growth Equity Fund and its predecessor since 1989
Small Company Growth Fund and its predecessor since 1984
Mr. von Kuster joined Peregrine in 1984 as a Senior Vice President and Portfolio Manager. He currently co-manages the Small Company Growth Portfolio. Mr. von Kuster earned his BA in Philosophy from Princeton University.

Allan D. White
Equity Value Fund since January 2000
Mr. White joined WCM as a Managing Director on the Value Equity Strategy Team in January 2000. He is responsible for the day-to-day management of the Fund, and for the co-direction of the stock selection process for the Team. Prior to joining WCM, Mr. White was a Principal at Olympic Capital Management, Inc. since 1993, and in his role as senior portfolio manager he was responsible for all portfolio investment decisions. From 1981 to 1993, Mr. White was a Vice President and senior portfolio manager at Robert E. Torry & Co., Inc. He has managed value equity portfolios for over 11 years.

Laurie R. White
Diversified Equity Fund and its predecessor since 1996
Diversified Small Cap Fund and its predecessor since 1998
Growth Equity Fund and its predecessor since 1998
Index Fund and its predecessor since 1996
Ms. White has been with Wells Fargo & Company and its predecessors in an investment management capacity for over 10 years. Ms. White joined WCM in 1998 as a Managing Director and simultaneously was a Director for Reserve Asset Management at NIM (since 1997) until WCM and NIM combined investment management services under the WCM name in 1999. Ms. White has over 14 years of investment management experience and currently specializes in managing indexed portfolios and overlay strategies for institutional investors. Ms. White earned her BA in Political Science from Carleton College and her MBA from the University of Minnesota.

Wayne A. Wicker, CFA
Diversified Equity Fund since 2001
Large Cap Appreciation Fund since 2001
Mr. Wicker joined Cadence in 1998 and serves as a Senior Portfolio Manager. Prior to joining Cadence, Mr. Wicker was Director of Investment Strategy at Howard Hushes Medical Institute, Manager and then Director of Employee Benefits at Dayton Hudson Corporation and a Financial Analyst at IDS Financial Services (now American Express Financial Advisors). He has 21 years of investment experience. Mr. Wicker earned his BA in Business Administration and his BA in Communications from the University of Washington. He earned his MBA in Finance from Michigan State University in 1984 and became a Chartered Financial Analyst
(CFA) in 1988.

Sabrina Yih
Diversified Equity Fund since 2001
Growth Equity Fund since 2001
International Equity Fund since 2001
Ms. Yih joined WCM from the Columbia International Stock Fund, where she was a Portfolio Manager since December 1997. Over this period, her experience was focused on investing in Europe and Asia (exJapan), two of the International Equity Fund's largest regions. For eight years prior to that time, she was a Portfolio Manager for the Delphi International Fund for high net-worth individuals. Ms. Yih received her BA in Economics from Mount Holyoke College, magna cum laude, in 1982, and her MBA from the J.L. Kellogg Graduate School of Management at Northwestern

                                                     Stock Funds Prospectus  103

Portfolio Managers
--------------------------------------------------------------------------------

University in 1984. She is a Chartered Financial Analyst, a member of the Association of Investment Management and Research (AIMR), and a member of the International Society of Financial Analysts.

Thomas Zeifang, CFA
Small Cap Growth Fund and its predecessor since 1999
Mr. Zeifang joined WCM in 1997 and as a Portfolio Manager and currently is a Managing Director of the Small Cap Equity Team. As strategy leader, he is responsible for fundamental security analysis. Prior to WCM, he was a small cap equity Portfolio Manager from 1995 to 1997 at Wells Fargo Bank. Prior to 1995, he was a Financial Analyst at Fleet Investment Advisors. Mr. Zeifang earned his BS in Business Administration from St. Bonaventure University and his MBA from the University of Rochester.

104  Stock Funds Prospectus

Glossary
--------------------------------------------------------------------------------

We provide the following definitions to assist you in reading this Prospectus. For a more complete understanding of these terms you should consult your investment professional.

ACH
Refers to the "Automated Clearing House" system maintained by the Federal Reserve Bank, which banks use to process checks, transfer funds and perform other tasks.

American Depository Receipts ("ADRs")
Receipts for non-U.S. company stocks. The stocks underlying ADRs are typically held in bank vaults. The ADR's owner is entitled to any capital gains or dividends. ADRs are one way of owning an equity interest in foreign companies. Similar investments include European Depository Receipts and Global Depository Receipts.

Business Day
Any day the New York Stock Exchange is open is a business day for the Funds.

Capital Appreciation, Capital Growth
An increase in the value of a security. See also "total return."

Capitalization
When referring to the size of a company, capitalization means the total number of a company's outstanding shares of stock multiplied by the price per share. This is one accepted method of measuring a company's size and is sometimes referred to as "market capitalization."

Convertible Debt Securities
Bonds or notes that are exchangeable for equity securities at a set price on a set date or at the election of the holder.

Debt Securities
Generally, a promise to pay interest and repay principal by a company sold as a security. The owner of the security is entitled to receive any such payments. Examples include bonds and mortgage- and other asset-backed securities and can include securities in which the right to receive interest and principal repayment has been sold separately.

Derivatives
Securities whose values are derived in part from the value of another security or index. An example is a stock option.

Distributions
Dividends and/or capital gains paid by a Fund on its shares.

Diversified
A diversified fund, as defined by the 1940 Act, is one that invests in cash, Government securities, other investment companies and no more than 5% of its total assets in a single issuer. These policies must apply to 75% of the Funds' total assets. Non-diversified funds are not required to comply with these investment policies.

Emerging Markets
Markets associated with a country that is considered by international financial organizations, such as the International Finance Corporation and the International Bank for Reconstruction and Development, and the international financial community to have an "emerging" stock market. Such markets may be under-capitalized, have less-developed legal and financial systems or may have less stable currencies than markets in the developed world.


                                                     Stock Funds Prospectus  105

Glossary
--------------------------------------------------------------------------------

FDIC
The Federal Deposit Insurance Corporation. This is the company that provides federally sponsored insurance covering bank deposits, such as savings accounts and CDs. Mutual funds are not FDIC insured.

Gateway Fund
A Fund that invests its assets in one or more core portfolios or other Funds of Wells Fargo Funds, instead of directly in securities to achieve its investment objective. Gateway funds investing in the same core portfolio or Fund can enhance their investment opportunities and reduce their expense ratios through sharing the costs and benefits of a larger pool of assets.

Hedge
Strategy used to offset investment risk. A perfect hedge is one eliminating the possibility of future gain or loss.

Institution
Banks, pension funds, insurance companies, trusts or other similar entities. Institutions usually aggregate transactions with the Funds on behalf of groups of investors.

Illiquid Security
A security which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value determined by the Fund.

Initial Public Offering
The first time a company's stock is offered for sale to the public.

Liquidity
The ability to readily sell a security at a fair price.

Money Market Instruments
High-quality short-term instruments meeting the requirements of Rule 2a-7 under the 1940 Act, such as bankers' acceptances, commercial paper, repurchase agreements and government obligations. In a money market fund, average portfolio maturity does not exceed 90 days, and all investments have maturities of 397 days or less at the time of purchase.

Net Asset Value ("NAV")
The value of a single fund share. It is determined by adding together all of a Fund's assets, subtracting accrued expenses and other liabilities, then dividing by the total number of shares.

Options
An option is the right to buy or sell a security based on an agreed upon price at a specified time. For example, an option may give the holder of a stock the right to sell the stock to another party, allowing the seller to profit if the price has fallen below the agreed price. Options may also be based on the movement of an index, such as the S&P 500 Index.

Price-to-Earnings Ratio
The ratio between a stock's price and its historical, current or anticipated earnings. Low ratios typically indicate a high yield. High ratios are characteristic of growth stocks which generally have low current yields.

Repurchase Agreement
An agreement between a buyer and seller of a security in which the seller agrees to repurchase the security at an agreed upon price and time.

106  Stock Funds Prospectus

--------------------------------------------------------------------------------

Russell 1000 Index
An index comprised of the 1000 largest firms listed on the Russell 3000 Index. The Russell 3000 Index is a listing of 3000 corporations by the Frank Russell Company that is intended to be representative of the U.S. economy. The Russell 1000 is considered a mid- to large-cap index.

Russell 2000 Index
An index comprised of the 2000 smallest firms listed on the Russell 3000 Index. The Russell 3000 Index is a listing of 3000 corporations by the Frank Russell Company that is intended to be representative of the U.S. economy. The Russell 2000 is considered a small cap index.

Shareholder Servicing Agent
Anyone appointed by the Fund to maintain shareholder accounts and records, assist and provide information to shareholders or perform similar functions.

S&P, S&P 500 Index
Standard and Poor's, a nationally recognized statistical ratings organization. S&P also publishes various indexes or lists of companies representative of sectors of the U.S. economy.

Statement of Additional Information
A document that supplements the disclosure made in the Prospectus.

Total Return
The annual return on an investment, including any appreciation or decline in share value. Total return calculations assume reinvestment of all dividends and capital gains, reflect fee waivers and exclude sales loads.

Turnover Ratio
The percentage of the securities held in a Fund's portfolio, other than short-term securities, that were bought or sold within a year.

Undervalued
Describes a stock that is believed to be worth more than its current price.

U.S. Government Obligations
Obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

Warrants
The right to buy a stock at a set price for a set time.

                                                     Stock Funds Prospectus  107

YOU MAY WISH TO REVIEW THE FOLLOWING DOCUMENTS:

STATEMENT OF ADDITIONAL INFORMATION
supplements the disclosures made by this Prospectus. The Statement of Additional Information has been filed with the SEC and is incorporated by reference into this Prospectus and is legally part of this Prospectus.

ANNUAL/SEMI-ANNUAL REPORTS
provide certain financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance, over the reporting period.

THESE DOCUMENTS ARE AVAILABLE FREE OF CHARGE:
Call: 1-800-222-8222

Write to:
Wells Fargo Funds
P.O. Box 8266
Boston, MA 02266-8266; or

Visit the SEC's website at http://www.sec.gov

REQUEST COPIES FOR A FEE BY WRITING TO:
SEC Public Reference Room
Washington, DC 20549-6009;
or by electronic request at publicinfo@sec.gov
Call: 1-800-SEC-0330 for details

ADDITIONAL SERVICES QUESTIONS CAN BE ANSWERED
BY CALLING YOUR INVESTMENT PROFESSIONAL

              -----------------------------------------------------
              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
              -----------------------------------------------------

P004 (2/02)                                                 [LOGO]
ICA Reg. No.                                       Printed on Recycled Paper
811-09253

                                                              [WELLS FARGO LOGO]

WELLS FARGO & COMPANY 401(k) PLAN FUNDS
                                                                      ----------
                                                                      PROSPECTUS
                                                                      ----------

                                     Strategic Income Fund

                                     Moderate Balanced Fund

                                     Growth Balanced Fund

                                     Strategic Growth Allocation Fund
                                     (formerly the Aggressive Balanced-Equity
                                     Fund)

                                     Diversified Equity Fund

                                     Large Company Growth Fund

                                     Diversified Small Cap Fund

                                                                February 1, 2002

Please read this Prospectus and keep it for future reference. It is designed to provide you with important information and to help you decide if a Fund's goals match your own.

These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission ("SEC"), nor has the SEC passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by Wells Fargo Bank, N.A. ("Wells Fargo Bank") or any of its affiliates. Fund shares are NOT insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation ("FDIC") or any other governmental agency. AN INVESTMENT IN A FUND INVOLVES CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

Institutional

                     [THIS PAGE INTENTIONALLY LEFT BLANK]


Table of Contents                                           Wells Fargo & Company 401(k) Plan Funds
---------------------------------------------------------------------------------------------------
Overview                                Objectives and Principal Strategies                       4
                                        Summary of Important Risks                                6
Important summary information           Performance History                                       8
about the Funds.                        Summary of Expenses                                      16
                                        Key Information                                          18

---------------------------------------------------------------------------------------------------
The Funds                               Strategic Income Fund                                    20
                                        Moderate Balanced Fund                                   26
Important information about             Growth Balanced Fund                                     32
the individual Funds.                   Strategic Growth Allocation Fund
                                         (formerly the Aggressive Balanced-Equity Fund)          38
                                        Diversified Equity Fund                                  42
                                        Large Company Growth Fund                                46
                                        Diversified Small Cap Fund                               50
                                        Additional Strategies and
                                         General Investment Risks                                53
                                        Organization and Management
                                         of the Funds                                            58

---------------------------------------------------------------------------------------------------
Your Investment                         Your Account                                             61
                                            How to Buy Shares                                    62
How to open an account and                  How to Sell Shares                                   63
how to buy, sell and exchange               Exchanges                                            64
Fund shares.

---------------------------------------------------------------------------------------------------
Reference                               Other Information                                        65
                                        Table of Predecessors                                    66
Additional information and              Description of Core Portfolios                           68
term definitions.                       Portfolio Managers                                       72
                                        Glossary                                                 77


Wells Fargo & Company 401(k) Plan Funds Overview
--------------------------------------------------------------------------------
See the individual Funds descriptions in this Prospectus for further details. Words appearing in italicized print and highlighted in color are defined in the glossary.

------------------------------------------------------------------------------------------------------
FUND                          OBJECTIVE
------------------------------------------------------------------------------------------------------
                              Seeks a combination of current income and capital appreciation by
Strategic Income Fund         diversifying investments in bonds, other fixed-income investments and stocks.

                              Seeks a combination of current income and capital appreciation by
Moderate Balanced Fund        diversifying investments in stocks, bonds and other fixed-income investments.

Growth Balanced Fund          Seeks a combination of current income and capital appreciation by diversifying investments in stocks and bonds.

Strategic Growth Allocation
Fund (formerly the            Seeks capital appreciation with a secondary emphasis on current income.
Aggressive Balanced-Equity
Fund)

Diversified Equity Fund       Seeks long-term capital appreciation with moderate annual return volatility.

Large Company Growth          Seeks long-term capital appreciation.
Fund


Diversified Small Cap Fund    Seeks long-term capital appreciation with moderate annual return volatility.

4  Wells Fargo & Company 401(k) Plan Funds Prospectus

--------------------------------------------------------------------------------
PRINCIPAL STRATEGIES
--------------------------------------------------------------------------------

The Fund is a gateway fund that is designed for investors seeking to invest in fixed-income securities with limited exposure to equity securities. The Fund's "neutral" target allocation is 80% fixed-income securities and 20% equity securities, and it uses a "multi-style" approach designed to minimize the risk of investing in a single investment style. The equity portion of the Fund's portfolio uses 5 different equity investment styles, and the fixed-income portion of the Fund's portfolio uses 4 different fixed-income investment styles.

The Fund is a gateway fund that invests in fixed-income and equity core portfolios in varying proportions, with an emphasis on fixed-income portfolios. The Fund's "neutral" target allocation is 60% fixed-income securities and 40% equity securities, and it uses a "multi-style" approach designed to minimize the risk of investing in a single investment style. The equity portion of the Fund's portfolio uses 5 different equity styles, and the fixed-income portion of the Fund's portfolio uses 4 different fixed-income styles.

The Fund is a gateway fund that invests in fixed-income and equity core portfolios in varying proportions, with an emphasis on equity portfolios. The Fund's "neutral" target allocation is 65% equity securities and 35% fixed income securities, and it uses "multi-style" approach designed to minimize the risk of investing in a single investment style. The equity portion of the Fund uses 5 different equity styles, and the fixed-income portion of the Fund uses 3 different fixed-income styles.

The Fund is a gateway fund that is designed for investors seeking to invest in equity securities with limited exposure to fixed-income securities. The Fund's "neutral" target allocation is 80% equity securities and 20% fixed-income securities, and it uses a "multi-style" approach designed to minimize the risk of investing in a single investment style. The equity portion of the Fund's portfolio uses 5 different equity investment styles, and the fixed-income portion of the Fund's portfolio uses 3 different fixed-income investment styles.

The Fund is a gateway fund that invests in five different equity investment styles--index, equity income, large company, small cap and international--to minimize the volatility and risk of investing in a single equity investment style. We currently invest in 11 core portfolios.

The Fund is a gateway fund that invests in the common stocks of large U.S. companies that the adviser believes have superior growth potential. We invest principally in securities of companies with market capitalizations of $3 billion or more.

The Fund is a gateway fund that invests in several different small capitalization equity styles in order to reduce the risk of price and return volatility associated with reliance on a single equity investment style. We invest principally in securities of companies with market capitalizations equal to or lower than the company with the largest market capitalization in the Russell 2000 Index, a small capitalization range that is expected to change frequently. The Fund currently invests in 4 core portfolios.

                           Wells Fargo & Company 401(k) Plan Funds Prospectus  5

Summary of Important Risks
--------------------------------------------------------------------------------

This section summarizes important risks that relate to an investment in the Funds. All are important to your investment choice. Additional information about these and other risks is included in:

 .  the individual Fund Descriptions later in this Prospectus;
 .  the "Additional Strategies and General Investment Risks" section beginning on page 53; and
 .  the Funds' Statement of Additional Information.

An investment in a Fund is not a deposit of Wells Fargo Bank or any of its affiliates and is not insured or guaranteed by the FDIC or any other government agency. It is possible to lose money by investing in a Fund.

--------------------------------------------------------------------------------
COMMON RISKS FOR THE FUNDS
--------------------------------------------------------------------------------

Equity Securities
The Funds invest in equity securities, which are subject to equity market risk. This is the risk that stock prices will fluctuate and can decline and reduce the value of a Fund's portfolio. Certain types of stock and certain individual stocks selected for a Fund's portfolio may underperform or decline in value more than the overall market. Growth style stocks are selected in part based on their prospects for future earnings, which may not be realized. There is no guarantee that stocks selected as "undervalued" using a value style approach will perform as expected.

Small Company Securities
Certain Funds invest in small company securities. Stocks of small companies tend to be more volatile and less liquid than larger company stocks. These companies may have no or relatively short operating histories, or are newly public companies. Some of these companies have aggressive capital structures, including high debt levels, or are involved in rapidly growing or changing industries and/or new technologies.

Foreign Investments
The Funds make foreign investments which are subject to additional risks, including potentially less liquidity and greater price volatility. These additional risks include those related to adverse political, regulatory, market or economic developments, and foreign markets can and often do perform differently from U.S. markets. Emerging market securities typically present even greater exposure to these same risks and can present additional risks (such as those related to social unrest or political upheaval) that can make them extremely volatile. Additionally, foreign companies may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing their earnings potential, and dispositions of foreign securities and dividends and interest payable on those securities may be subject to high levels of foreign taxation. Foreign investments may be made directly through securities purchased in foreign markets, or through investments in American Depositary Receipts ("ADRs") and other similar investments. Direct investment in foreign securities involves exposure to additional risks, including those related to fluctuations in foreign currency exchange rates, withholding and other taxes, trade settlement, custodial, and other operational risks, and the less stringent investor protection and disclosure standards of some foreign markets. ADRs (receipts evidencing ownership of foreign stock deposited in a domestic bank or trust company) reduce some of the risks of foreign investing, because a large, liquid market generally exists and U.S. trading and settlement practices reduce currency, custodial and other operational risks. Similar investments (European and Global Depositary Receipts) are receipts for stock deposited in foreign banks and trust companies, trade across foreign and domestic markets, and can involve greater risks than ADRs.

Debt Securities
The Funds may invest in debt securities, such as notes and bonds, which are subject to credit risk and interest rate risk. Credit risk is the possibility that an issuer of an instrument will be unable to make

6  Wells Fargo & Company 401(k) Plan Funds Prospectus

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON RISKS FOR THE FUNDS
--------------------------------------------------------------------------------

Debt Securities (cont'd)
interest payments or repay principal. Changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that interest rates may increase, which will reduce the resale value of instruments in a Fund's portfolio, including U.S. Government obligations. Debt securities with longer maturities are generally more sensitive to interest rate changes than those with shorter maturities. Changes in market interest rates do not affect the rate payable on debt instruments held in a Fund, unless the instrument has adjustable or variable rate features, which can reduce interest rate risk. Changes in market interest rates may also have the effect of extending or shortening the duration of certain types of instruments, such as asset-backed securities, thereby affecting their value and the return on your investment.

---------------------------------------------------------------------------------------------------
FUND                           SPECIFIC RISKS
---------------------------------------------------------------------------------------------------
Strategic Income Fund          The Fund is primarily subject to the "Debt Securities" risks described under "Common Risks for the Funds" on page 6.


Growth Balanced and            The Funds are subject to the "Equity Securities" and "Debt
Moderate Balanced Funds        Securities" risks described under "Common Risks for the Funds" on page 6.

Strategic Growth Allocation    The Fund is primarily subject to the "Equity Securities" risks
Fund                           described under "Common Risks for the Funds" on page 6.

                               The Fund is primarily subject to the "Equity Securities,""Small
                               Company Securities" and "Foreign Investments" risks described under "Common Risks for the Funds" on page 6. Stocks selected
Diversified Equity Fund        for their dividend income may be more sensitive to interest rate changes than other stocks. Fund assets that track the performance of an index do so whether the index rises or falls.

                               The Fund is primarily subject to the "Equity Securities" and
Large Company Growth Fund      "Foreign Investments" risks described under "Common Risks for the Funds" on page 6.

                               The Fund is primarily subject to the "Equity Securities" and "Small
Diversified Small Cap Fund     Company Securities" risks described under "Common Risks for the
                               Funds" on page 6. Fund assets that track the performance of an index do so whether the index rises or falls.

                           Wells Fargo & Company 401(k) Plan Funds Prospectus  7

Performance History
-------------------------------------------------------------------------------

The following information shows you how each Fund has performed and illustrates the variability of a Fund's returns over time. Each Fund's average annual returns for one-, five- and ten-year periods (or inception, as applicable) are compared to the performance of an appropriate broad-based index (or indexes). "Since Inception" information shown for a broad-based index reflects the published return closest to the Fund's inception date.

Please remember that past performance is no guarantee of future results.

Strategic Income Fund Institutional Class Calendar Year Returns/1/

  [GRAPH]

'92      6.05%
'93      7.77%
'94      0.49%
'95     15.11%
'96      7.99%
'97     13.23%
'98     12.44%
'99      4.44%
'00     10.22%
'01      3.29%

Best Qtr.: Q2 `97 . 6.21%     Worst Qtr.: Q1 `94 . (1.41)%

Average annual total return
for the period ended 12/31/01                     1 year      5 years      10 years

Institutional Class (Incept. 11/11/94)/1/           3.29%        8.64%       8.01%

S&P 500 Index/2/                                  (11.88)%      10.70%      12.93%

LB Aggregate Bond Index/3/                          8.44%        7.43%       7.23%

/1/ Performance shown for periods prior to November 11, 1994 reflects the performance of the predecessor collective investment fund, adjusted to reflect the fees and expenses of the Institutional Class. The collective investment fund was not a registered mutual fund and was not subject to certain investment limitations and other restrictions which, if applicable, may have adversely affected performance.
/2/  S&P 500 is a registered trademark of Standard & Poor's.
/3/  Lehman Brothers Aggregate Bond Index.

8  Wells Fargo & Company 401(k) Plan Funds Prospectus

-------------------------------------------------------------------------------

Moderate Balanced Fund Institutional Class Calendar Year Returns/1/

  [GRAPH]

'92      6.03%
'93      8.86%
'94      0.42%
'95     18.36%
'96     10.11%
'97     16.00%
'98     16.74%
'99      8.03%
'00      9.52%
'01      0.71%

Best Qtr.: Q4 `98 . 10.19%  Worst Qtr.: Q3 `01 . (4.62)%

Average annual total return
for the period ended 12/31/01                 1 year       5 years     10 years
Institutional Class (Incept. 11/11/94)/1/        0.71%      10.04%       9.32%

S&P 500 Index/2/                               (11.88)%     10.70%      12.93%

LB Aggregate Bond Index/3/                       8.44%       7.43%       7.23%

/1/ Performance shown for periods prior to November 11, 1994 reflects the performance of the predecessor collective investment fund, adjusted to reflect the fees and expenses of the Institutional Class. The collective investment fund was not a registered mutual fund and was not subject to certain investment limitations and other restrictions which, if applicable, may have adversely affected performance.
/2/  S&P 500 is a registered trademark of Standard & Poor's.
/3/  Lehman Brothers Aggregate Bond Index.

                           Wells Fargo & Company 401(k) Plan Funds Prospectus  9

Performance History
--------------------------------------------------------------------------------

Growth Balanced Fund Institutional Class Calendar Year Returns/1/

  [GRAPH]

'92      5.58%
'93     10.26%
'94     (0.14)%
'95     23.25%
'96     14.25%
'97     20.77%
'98     22.45%
'99     12.38%
'00      7.82%
'01     (2.94)%

Best Qtr.: Q4 `98 . 16.86%     Worst Qtr.: Q3 `01 . (9.08)%


Average annual total return
for the period ended 12/31/01                   1 year       5 years      10 years

Institutional Class (Incept. 11/11/94)/1/        (2.94)%      11.70%       11.03%

S&P 500 Index/2/                                (11.88)%      10.70%       12.93%

LB Aggregate Bond Index/3/                        8.44%        7.43%        7.23%

/1/ Performance shown for periods prior to November 11, 1994 reflects the performance of the predecessor collective investment fund, adjusted to reflect the fees and expenses of the Institutional Class. The collective investment fund was not a registered mutual fund and was not subject to certain investment limitations and other restrictions which, if applicable, may have adversely affected performance.
/2/  S&P 500 is a registered trademark of Standard & Poor's.
/3/  Lehman Brothers Aggregate Bond Index.

10  Wells Fargo & Company 401(k) Plan Funds Prospectus

-------------------------------------------------------------------------------

Strategic Growth Allocation Fund Institutional Class
Calendar Year Returns (%)

   [GRAPH]

'98     24.21%
'99     15.59%
'00      5.07%
'01     (5.84)%

Best Qtr.: Q4 `98 . 20.01%     Worst Qtr.: Q3 `01 . (11.81)%

Average annual total return                                           Since
for the period ended 12/31/01                         1 year        Inception
Institutional Class (Incept. 12/02/97)                (5.84)%          9.02%

S&P 500 Index/1/                                     (11.88)%          5.99%

LB Aggregate Bond Index/2/                             8.44%           7.00%

/1/  S&P 500 is a registered trademark of Standard & Poor's.
/2/  Lehman Brothers Aggregate Bond Index.

                          Wells Fargo & Company 401(k) Plan Funds Prospectus  11

Performance History
--------------------------------------------------------------------------------

Diversified Equity Fund Institutional Class Calendar Year Returns/1/

  [GRAPH]

'92      4.74%
'93     12.14%
'94      0.83%
'95     30.94%
'96     20.43%
'97     25.72%
'98     22.35%
'99     20.45%
'00     (1.91)%
'01    (12.46)%

Best Qtr.: Q4 `98 . 19.88%  Worst Qtr.: Q3 `01 . (14.56)%

Average annual total return
for the period ended 12/31/01              1 year        5 years       10 years
Institutional Class (Incept. 11/11/94)     (12.46)%        9.73%        11.50%

S&P 500 Index/2/                           (11.88)%       10.70%        12.93%

/1/ Performance shown for periods prior to November 11, 1994 reflects the performance of the predecessor collective investment fund, adjusted to reflect the fees and expenses of the Institutional Class. The collective investment fund was not a registered mutual fund and was not subject to certain investment limitations and other restrictions which, if applicable, may have adversely affected performance.
/2/  S&P 500 is a registered trademark of Standard & Poor's.

12  Wells Fargo & Company 401(k) Plan Funds Prospectus

-------------------------------------------------------------------------------

Large Company Growth Fund Institutional Class Calendar Year Returns/1/

   [GRAPH]

'92       1.85%
'93      (0.36)%
'94      (1.07)%
'95      29.24%
'96      25.11%
'97      33.35%
'98      48.01%
'99      33.21%
'00      (3.62)%
'01     (21.58)%

Best Qtr.: Q4 `98 . 31.64%  Worst Qtr.: Q1 `01 . (22.83)%

Average annual total return
for the period ended 12/31/01                1 year      5 years   10 years
Institutional Class (Incept. 11/11/94)/1/    (21.58)%     14.72%     12.43%

S&P 500 Index/2/                             (11.88)%     10.70%     12.93%

/1/ Performance shown for periods prior to November 11, 1994 reflects the performance of the predecessor collective investment fund, adjusted to reflect the fees and expenses of the Institutional Class. The collective investment fund was not a registered mutual fund and was not subject to certain investment limitations and other restrictions which, if applicable, may have adversely affected performance.
/2/  S&P 500 is a registered trademark of Standard & Poor's.

                          Wells Fargo & Company 401(k) Plan Funds Prospectus  13

Performance History
--------------------------------------------------------------------------------

Diversified Small Cap Fund Institutional Class Calendar Year Returns

  [GRAPH]

'98     (8.60)%
'99      9.85%
'00     11.74%
'01      2.08%

Best Qtr.: Q4 `01 . 17.09%  Worst Qtr.: Q3 `98 . (23.73)%

Average annual total return                                             Since
for the period ended 12/31/01                              1 year     Inception
Institutional Class (Incept. 12/31/97)                      2.08%       3.45%

Russell 2000 Index                                          2.49%       4.10%

14  Wells Fargo & Company 401(k) Plan Funds Prospectus

                                              This page intentionally left blank
--------------------------------------------------------------------------------

Wells Fargo & Company 401(k) Plan Funds
--------------------------------------------------------------------------------

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in a Fund. These tables do not reflect charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here. Expenses include core and gateway fees, where applicable.

---------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
---------------------------------------------------------------------------------------------------------------------
                                                                                                         All Funds
---------------------------------------------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)                          None

Maximum deferred sales charge (load) (as a percentage of the lower of the net asset value ("NAV")
at purchase or the NAV at redemption)                                                                         None
---------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)/1/
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
                                                                                              Strategic
                                             Strategic        Moderate         Growth           Growth
                                              Income          Balanced        Balanced        Allocation
                                               Fund             Fund            Fund             Fund
---------------------------------------------------------------------------------------------------------
 Management Fees                               0.78%             0.80%          0.84%           0.86%

 Distribution (12b-1) Fees                     0.00%             0.00%          0.00%           0.00%

 Other Expenses/2/                             0.12%             0.13%          0.13%           0.17%
---------------------------------------------------------------------------------------------------------
 TOTAL ANNUAL FUND OPERATING EXPENSES          0.90%             0.93%          0.97%           1.03%
---------------------------------------------------------------------------------------------------------
 Fee Waivers                                   0.10%             0.05%          0.04%           0.03%
---------------------------------------------------------------------------------------------------------
 NET EXPENSES/3/                               0.80%             0.88%          0.93%           1.00%
---------------------------------------------------------------------------------------------------------

                                          Diversified            Large            Diversified
                                             Equity             Company            Small Cap
                                              Fund            Growth Fund/4/           Fund
----------------------------------------------------------------------------------------------
Management Fees                                0.89%               0.75%             0.99%

Distribution (12b-1) Fees                      0.00%               0.00%             0.00%

Other Expenses/2/                              0.18%               0.22%             0.29%
----------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES           1.07%               0.97%             1.28%
----------------------------------------------------------------------------------------------
Fee Waivers                                    0.07%               0.00%             0.08%
----------------------------------------------------------------------------------------------
NET EXPENSES/3/                                1.00%               0.97%             1.20%
----------------------------------------------------------------------------------------------

/1/ Expenses for gateway funds include expenses allocated from the core portfolios in which each such fund invests.
/2/ Other expenses may include expenses payable to affiliates of Wells Fargo Bank, N.A.
/3/ The adviser has committed through January 31, 2003 to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown.
/4/ Net expenses shown are lower than the contractual capped operating expense ratio. The contractual capped operating expense ratio for the Large Company Growth Fund is 1.00%.

16  Wells Fargo & Company 401(k) Plan Funds Prospectus

                                                             Summary of Expenses
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
EXAMPLE OF EXPENSES
--------------------------------------------------------------------------------
These examples are intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. The examples assume a fixed rate of return and that fund operating expenses remain the same. Your actual costs may be higher or lower than those shown.

You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you redeem your shares at the end of each period:

                       Strategic         Moderate            Growth             Strategic
                         Income          Balanced           Balanced              Growth
                          Fund             Fund               Fund           Allocation Fund
--------------------------------------------------------------------------------------------
   1    YEAR              $   82            $   90             $   95              $  102
--------------------------------------------------------------------------------------------
   3    YEARS             $  277            $  291             $  305              $  325
--------------------------------------------------------------------------------------------
   5    YEARS             $  489            $  510             $  532              $  566
--------------------------------------------------------------------------------------------
   10   YEARS             $1,099            $1,138             $1,186              $1,257
--------------------------------------------------------------------------------------------
                                 Diversified             Large                  Diversified
                                    Equity              Company                  Small Cap
                                     Fund             Growth Fund                   Fund
--------------------------------------------------------------------------------------------
   1    YEAR                        $  102               $   99                    $  122
--------------------------------------------------------------------------------------------
   3    YEARS                       $  333               $  309                    $  398
--------------------------------------------------------------------------------------------
   5    YEARS                       $  583               $  536                    $  695
--------------------------------------------------------------------------------------------
  10    YEARS                       $1,299               $1,190                    $1,538
--------------------------------------------------------------------------------------------

                          Wells Fargo & Company 401(k) Plan Funds Prospectus  17

Key Information
--------------------------------------------------------------------------------

In this Prospectus,"we" generally refers to Wells Fargo Funds Trust (the "Trust") or Wells Fargo Funds Management, LLC ("Funds Management"), the Funds' investment adviser."We" may also refer to the Funds' other service providers."You" refers to the shareholder or potential investor.

--------------------------------------------------------------------------------
Core and Gateway Structure
Some of the Funds in this Prospectus are "gateway" funds in a "core and gateway" structure. In this structure, a gateway fund invests substantially all of its assets in one or more core portfolios of Wells Fargo Core Trust or other stand-alone funds of Wells Fargo Funds whose objectives and investment strategies are consistent with the gateway fund's investment objective. Through this structure, gateway funds can enhance their investment opportunities and reduce their expenses by sharing the costs and benefits of a larger pool of assets. Core portfolios offer their shares to multiple gateway funds and other core portfolios rather than directly to the public. Certain administrative and other fees and expenses are charged to both the gateway fund and the core portfolio(s). The services provided and fees charged to a gateway fund are in addition to and not duplicative of the services provided and fees charged to the core portfolio(s). Fees relating to investments in other stand-alone funds are waived to the extent that they are duplicative, or would exceed certain defined limits. References to the investment activities of a gateway fund are intended to refer to the investment activities of the core portfolio(s) in which it invests.

--------------------------------------------------------------------------------
Important information you should look for as you decide to invest in a Fund:
The summary information on the previous pages is designed to provide you with an overview of each Fund. The sections that follow provide more detailed information about the investments and management of each Fund.

--------------------------------------------------------------------------------
Investment Objective and Investment Strategies
The investment objective of each Fund in this Prospectus is non-fundamental, that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for each Fund tells you:

 .  what the Fund is trying to achieve;
 . how we intend to invest your money; and . what makes the Fund different from the other Funds offered in this
   Prospectus.

--------------------------------------------------------------------------------
Permitted Investments
A summary of the Fund's key permitted investments and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis. Percentages of the "Fund's assets" are measured as percentages of net assets plus borrowings for investment purposes.

--------------------------------------------------------------------------------
Important Risk Factors
Describes the key risk factors for the Fund, and includes risks described in the "Summary of Important Risks" and "Additional Strategies and General Investment Risks" sections.

Words appearing in italicized print and highlighted are defined in the Glossary.

18  Wells Fargo & Company 401(k) Plan Funds Prospectus

                                              This page intentionally left blank
--------------------------------------------------------------------------------

Strategic Income Fund
--------------------------------------------------------------------------------

Investment Objective
The Fund's investment objective is to provide a combination of current income and capital appreciation by diversifying investments in bonds, other fixed-income investments, and stocks.

--------------------------------------------------------------------------------

Investment Strategies
The Fund is a gateway fund that is designed for investors seeking to invest in fixed-income securities with limited exposure to equity securities. The Fund's "neutral" target allocation is 80% fixed-income securities and 20% equity securities, and it uses a "multi-style" approach designed to minimize the risk of investing in a single investment style."Style" means either an approach to selecting investments, or a type of investment. We currently invest in 15 core portfolios.

We attempt to enhance the returns of the Fund by using an asset allocation model that employs various analytical techniques, including quantitative techniques, valuation formulas and optimization procedures, to assess the relative attractiveness of equity and fixed-income investments and to recommend changes in the Fund's target allocations. We do not anticipate making a substantial number of target allocation changes. We use futures contracts to implement target allocation changes determined by the model, rather than physically reallocating assets among investment styles.

--------------------------------------------------------------------------------

Permitted Investments
The fixed-income portion of the Fund's portfolio uses 4 different fixed-income investment styles. The blending of multiple fixed-income investment styles is intended to reduce the price and return volatility of, and provide more consistent returns within, the fixed-income portion of the Fund's investments. The equity portion of the Fund's portfolio uses 5 different equity investment styles. The blending of multiple equity investment styles is intended to reduce the risk associated with the use of a single style, which may move in and out of favor during the course of a market cycle. Under normal circumstances, we invest at least 80% of the Fund's assets in income-producing securities.

The percentage of the Fund's assets that we invest in different styles may temporarily deviate from the Fund's target allocations due to changes in market values. The adviser rebalances the Fund when the Fund's actual allocations deviate by a specified percentage from the target allocations.

We may invest in more or fewer core portfolios, in other Wells Fargo Funds, or directly in a portfolio of securities.

--------------------------------------------------------------------------------
Target Allocations
                         Neutral Target Allocation      Target Allocation Ranges
Equity Styles                     20%                             15-25%
Fixed-Income Styles               80%                             75-85%
--------------------------------------------------------------------------------

20  Wells Fargo & Company 401(k) Plan Funds Prospectus

--------------------------------------------------------------------------------

Portfolio Allocation
The Fund's "neutral" portfolio allocations are as follows:


Investment Style/Portfolios                    Allocation
Diversified Bond Style                         80%
 Tactical Maturity Bond Portfolio                     18.32%
 Strategic Value Bond Portfolio                        9.18%
 Managed Fixed Income Portfolio                        27.5%
 Stable Income Portfolio                                 25%
Diversified Equity Style                       20%
 Index Portfolio                                          5%
 Equity Income Portfolio                                  5%
 Large Company Style                                      5%
  Large Cap Appreciation Portfolio                               0.50%
  Large Company Growth Portfolio                                    4%
  Disciplined Growth Portfolio                                   0.50%
 Small Cap Style                                          2%
  Small Cap Index Portfolio                                       0.5%
  Small Company Growth Portfolio                                  0.5%
  Small Company Value Portfolio                                   0.5%
  Small Cap Value Portfolio                                       0.5%
 International Style                                      3%
  International Portfolio                                        1.50%
  International Equity Portfolio                                 1.50%
TOTAL FUND ASSETS                             100%

                          Wells Fargo & Company 401(k) Plan Funds Prospectus  21

Strategic Income Fund
--------------------------------------------------------------------------------

Portfolio Management
Please see the "Description of Core Portfolios" section on page 68 for the objective and principal strategies for each Fund, and the "Portfolio Managers" section on page 72 for the professional summaries for these managers.

Core Portfolio                      Sub-Adviser           Portfolio Manager(s)
-------------------------------------------------------------------------------------
Tactical Maturity Bond              Peregrine             William D. Giese, CFA and
                                                          Patricia Burns, CFA
Strategic Value Bond                Galliard              Richard Merriam, CFA and
                                                          John Huber, CFA
Managed Fixed Income                Galliard              Richard Merriam, CFA and
                                                          Ajay Mirza, CFA
Stable Income                       Galliard              John Huber, CFA
Index                               WCM                   David D. Sylvester and
                                                          Laurie R. White
Equity Income                       WCM                   David L. Roberts, CFA and
                                                          Gary J. Dunn, CFA
Large Cap Appreciation              Cadence               David B. Breed, CFA and
                                                          Wayne A. Wicker, CFA
Large Company Growth                Peregrine             John S. Dale, CFA and
                                                          Gary E. Nussbaum, CFA
Disciplined Growth                  Smith                 Stephen S. Smith, CFA
Small Cap Index                     WCM                   David D. Sylvester and
                                                          Laurie R. White
Small Company Growth                Peregrine             Robert B. Mersky, CFA and
                                                          Paul E. von Kuster, CFA
Small Company Value                 Peregrine             Tasso H. Coin, Jr., CFA and
                                                          Douglas G. Pugh, CFA
Small Cap Value                     Smith                 Stephen S. Smith, CFA
International                       Schroder              Michael Perelstein
International Equity                WCM                   Cynthia Tusan, CFA and
                                                          Sabrina Yih, CFA

--------------------------------------------------------------------------------
Important Risk Factors
The Fund is primarily subject to the "Debt Securities" risks described under "Common Risks for the Funds" on page 6.

The Strategic Value Bond Portfolio in which the Fund invests may invest in debt securities that are in low or below investment-grade categories, or are unrated or in default at the time of purchase. Such debt securities have a much greater risk of default (or in the case of bonds currently in default, of not returning principal) and are more volatile than higher-rated securities of similar maturity. The value of such debt securities will be affected by overall economic conditions, interest rates, and the creditworthiness of the individual issuers. Additionally, these lower-rated debt securities may be less liquid and more difficult to value than higher rated securities.

You should consider these risks, along with the "Additional Strategies and General Investment Risks" beginning on page 53. These considerations are all important to your investment choice.

22  Wells Fargo & Company 401(k) Plan Funds Prospectus

                                              This page intentionally left blank
--------------------------------------------------------------------------------

Strategic Income Fund
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years (or since inception, if shorter). Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.

------------------------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
------------------------------------------------------------------------------------------------
                                                                  INSTITUTIONAL CLASS SHARES--
                                                                  COMMENCED ON NOVEMBER 11, 1994
                                                                  ------------------------------
                                                                  Sept. 30,         Sept. 30,
For the period ended:                                               2001              2000
                                                                  ------------------------------
Net asset value, beginning of period                              $  20.44          $  20.06

Income from investment operations:
Net investment income (loss)                                          0.84              0.95
Net realized and unrealized gain (loss)
  on investments                                                     (0.06)             0.86

Total from investment operations                                      0.78              1.81

Less distributions:
Dividends from net investment income                                 (0.93)            (0.88)
Distributions from net realized gain                                 (0.37)            (0.55)

Total from distributions                                             (1.30)            (1.43)

Net asset value, end of period                                    $  19.92          $  20.44

Total return/4/                                                       3.89%             9.52%

Ratios/supplemental data:
    Net assets, end of period (000s)                              $301,041          $268,386

Ratios to average net assets (annualized):
Ratio of expenses to average net assets/2/                            0.80%             0.80%
Ratio of net investment income (loss) to
  average net assets                                                  4.34%             4.69%

Portfolio turnover                                                      77%/3/            62%/3/

Ratio of expenses to average net assets
  prior to waived fees and reimbursed
  expenses (annualized)/2/, /5/                                       0.90%             0.94%
------------------------------------------------------------------------------------------------

/1/  The Fund changed its fiscal year-end from May 31 to September 30.
/2/ Includes expenses allocated from the Portfolio(s) in which the Fund invests.
/3/ Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund's investment percentage in the respective Portfolio by the corresponding Portfolio's portfolio turnover rate.
/4/ Total returns do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns for periods of less than one year are not annualized.
/5/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

24  Wells Fargo & Company 401(k) Plan Funds Prospectus

                                                            Financial Highlights
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   Sept. 30,              May 31,               May 31,                 May 31,
     1999/1/               1999                  1998                    1997
--------------------------------------------------------------------------------
   $  19.98              $  19.56              $  18.47                $  18.12


       0.29                  0.82                  0.79                    0.97

      (0.21)                 0.81                  1.75                    0.71

       0.08                  1.63                  2.54                    1.68


       0.00                 (0.84)                (0.86)                  (0.95)
       0.00                 (0.37)                (0.59)                  (0.38)

       0.00                 (1.21)                (1.45)                  (1.33)

   $  20.06              $  19.98              $  19.56                $  18.47

       0.40%                 8.45%                14.13%                   9.58%


   $267,158              $263,328              $235,254                $128,777


       0.80%                 0.80%                 0.80%                   0.81%

       4.32%                 4.22%                 4.47%                   4.38%

         11%/3/                54%/3/                58%/3/                  72%



       1.05%                 1.04%                 1.03%                   0.98%
--------------------------------------------------------------------------------

                          Wells Fargo & Company 401(k) Plan Funds Prospectus  25

Moderate Balanced Fund
--------------------------------------------------------------------------------

Investment Objective
The Moderate Balanced Fund seeks to provide a combination of current income and capital appreciation by diversifying investments in stocks, bonds and other fixed-income securities.

--------------------------------------------------------------------------------

Investment Strategies
The Fund is a gateway fund that invests in fixed-income and equity core portfolios in varying proportions, with an emphasis on fixed-income portfolios. The Fund's "neutral" target allocation is 60% fixed-income securities and 40% equity securities, and it uses a "multi-style" approach designed to minimize the risk of investing in a single investment style. "Style" means either an approach to selecting investments, or a type of investment. We currently invest in 15 core portfolios.

We attempt to enhance the returns of the Fund by using an asset allocation model that employs various analytical techniques, including quantitative techniques, valuation formulas and optimization procedures, to assess the relative attractiveness of equity and fixed-income investments and to recommend changes in the Fund's target allocations. We do not anticipate making a substantial number of target allocation changes. We use futures contracts to implement target allocation changes determined by the model, rather than physically reallocating assets among investment styles.

--------------------------------------------------------------------------------

Permitted Investments
The equity portion of the Fund's portfolio uses 5 different equity investment styles. The blending of multiple equity investment styles is intended to reduce the risk associated with the use of a single style, which may move in and out of favor during the course of a market cycle. The fixed-income portion of the Fund's portfolio uses 4 different fixed-income investment styles. The blending of multiple fixed-income investment styles is intended to reduce the price and return volatility of, and provide more consistent returns within, the fixed-income portion of the Fund.

The percentage of Fund assets that we invest in different styles may temporarily deviate from the Fund's target allocations due to changes in market values. The adviser rebalances the Fund when the Fund's actual allocations deviate by a specified percentage from the target allocations. Under normal circumstances, we invest at least 25% of our total assets in fixed-income securities.

We may invest in more or fewer core portfolios, in other Wells Fargo Funds, or directly in a portfolio of securities.

-------------------------------------------------------------------------------------------
Target Allocations
                             Neutral Target Allocation             Target Allocation Ranges
Equity Styles                          40%                                 30-50%
Fixed-Income Styles                    60%                                 50-70%
-------------------------------------------------------------------------------------------

26  Wells Fargo & Company 401(k) Plan Funds Prospectus

--------------------------------------------------------------------------------

Portfolio Allocation
The Fund's "neutral" portfolio allocations are as follows:

Investment Style/Portfolios                              Allocation
Diversified Bond Style                                   60%
 Tactical Maturity Bond Portfolio                                     15.0%
 Strategic Value Bond Portfolio                                        7.5%
 Managed Fixed Income Portfolio                                       22.5%
 Stable Income Portfolio                                              15.0%
Diversified Equity Style                                 40%
  Index Portfolio                                               10%
  Equity Income Portfolio                                       10%
  Large Company Style                                           10%
    Large Cap Appreciation Portfolio                                     1%
    Large Company Growth Portfolio                                       8%
    Disciplined Growth Portfolio                                         1%
  Small Cap Style                                                4%
    Small Cap Index Portfolio                                            1%
    Small Company Growth Portfolio                                       1%
    Small Company Value Portfolio                                        1%
    Small Cap Value Portfolio                                            1%
  International Style                                            6%
    International Portfolio                                            3.0%
    International Equity Portfolio                                     3.0%
TOTAL FUND ASSETS                                       100%

                          Wells Fargo & Company 401(k) Plan Funds Prospectus  27

Moderate Balanced Fund
--------------------------------------------------------------------------------

Portfolio Management
Please see the "Description of Core Portfolios" section on page 68 for the objective and principal strategies of these portfolios, and the "Portfolio Managers" section on page 72 for the professional summaries for these managers.

Core                              Sub-Adviser        Portfolio Manager(s)

Tactical Maturity Bond             Peregrine         William D. Giese, CFA and
                                                     Patricia Burns, CFA

Strategic Value Bond               Galliard          Richard Merriam, CFA and
                                                     John Huber, CFA

Managed Fixed Income               Galliard          Richard Merriam, CFA and
                                                     Ajay Mirza, CFA

Stable Income                      Galliard          John Huber, CFA

Index                              WCM               David D. Sylvester and
                                                     Laurie R. White

Equity Income                      WCM               David L. Roberts, CFA and
                                                     Gary J. Dunn, CFA

Large Company Growth               Peregrine         John S. Dale, CFA and
                                                     Gary E. Nussbaum, CFA

Large Cap Appreciation             Cadence           David B. Breed, CFA and
                                                     Wayne A. Wicker, CFA

Disciplined Growth                 Smith             Stephen S. Smith, CFA

Small Cap Index                    WCM               David D. Sylvester and
                                                     Laurie R. White

Small Company Growth               Peregrine         Robert B. Mersky, CFA and
                                                     Paul E. von Kuster, CFA

Small Company Value                Peregrine         Tasso H. Coin, Jr., CFA and
                                                     Douglas G. Pugh, CFA

Small Cap Value                    Smith             Stephen S. Smith, CFA

International                      Schroder          Michael Perelstein

International Equity               WCM               Cynthia Tusan, CFA and
                                                     Sabrina Yih, CFA
--------------------------------------------------------------------------------
Important Risk Factors

The Fund is subject to the "Equity Securities" and " Debt Securities" risks described under "Common Risks for the Funds" on page 6.

You should consider these risks, along with the "Additional Strategies and General Investment Risks" section beginning on page 53. These considerations are all important to your investment choice.

28  Wells Fargo & Company 401(k) Plan Funds Prospectus

                                              This page intentionally left blank
--------------------------------------------------------------------------------

Moderate Balanced Fund
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years (or since inception, if shorter). Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.

---------------------------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
---------------------------------------------------------------------------------------------------
                                                                     INSTITUTIONAL CLASS SHARES--
                                                                     COMMENCED ON NOVEMBER 11, 1994
                                                                     ------------------------------
                                                                     Sept. 30,           Sept. 30,
For the period ended:                                                  2001                2000
                                                                     ------------------------------
Net asset value, beginning of period                                 $  24.83           $  24.18

Income from investment operations:
  Net investment income (loss)                                           0.76               0.94
  Net realized and unrealized gain (loss)
    on investments                                                      (1.17)              1.79

Total from investment operations                                        (0.41)              2.73

Less distributions:
  Dividends from net investment income                                  (0.87)             (0.83)
  Distributions from net realized gain                                  (1.26)             (1.25)

Total from distributions                                                (2.13)             (2.08)

Net asset value, end of period                                       $  22.29           $  24.83

Total return/4/                                                         (1.98)%            11.98%

Ratios/supplemental data:
  Net assets, end of period (000s)                                   $519,931           $524,214

Ratios to average net assets (annualized):
  Ratio of expenses to average net assets/2/                             0.88%              0.88%
  Ratio of net investment income (loss) to
    average net assets                                                   3.37%              3.58%

Portfolio turnover                                                         69%/3/            58%/3/

Ratio of expenses to average net assets
  prior to waived fees and reimbursed
  expenses (annualized)/2/, /5/                                          0.93%             0.96%
---------------------------------------------------------------------------------------------------

/1/  The Fund changed its fiscal year-end from May 31 to September 30.
/2/ Includes expenses allocated from the Portfolio(s) in which the Fund invests.
/3/ Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund's investment percentage in the respective Portfolio by the corresponding Portfolio's portfolio turnover rate.
/4/ Total returns do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns for periods less than one year are not annualized.
/5/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

30  Wells Fargo & Company 401(k) Plan Funds Prospectus

                                               Financial Highlights
---------------------------------------------------------------------------

---------------------------------------------------------------------------
   Sept. 30,           May 31,             May 31,             May 31,
    1999/1/             1999                1998                1997
---------------------------------------------------------------------------
$  24.14             $  22.98            $  21.59            $  20.27

    0.26                 0.75                0.80                0.77

   (0.22)                1.94                2.72                1.60

    0.04                 2.69                3.52                2.37


    0.00                (0.75)              (0.86)              (0.76)
    0.00                (0.78)              (1.27)              (0.29)

    0.00                (1.53)              (2.13)              (1.05)

$  24.18             $  24.14            $  22.98            $  21.59
    0.17%               12.02%              17.04%              12.04%


$546,570             $527,693            $464,384            $418,680
    0.88%                0.88%               0.88%               0.88%


    3.37%                3.26%               3.57%               3.70%

      11%/3/               53%/3/              54%/3/              45%

    1.09%                1.09%               1.05%               1.04%
---------------------------------------------------------------------------

                          Wells Fargo & Company 401(k) Plan Funds Prospectus  31

Growth Balanced Fund
--------------------------------------------------------------------------------

Investment Objective
The Growth Balanced Fund seeks to provide a combination of current income and capital appreciation by diversifying investments in stocks and bonds.

--------------------------------------------------------------------------------

Investment Strategies
The Fund is a gateway fund that invests in fixed-income and equity core portfolios in varying proportions, with an emphasis on equity portfolios.The Fund's "neutral" target allocation is 65% equity securities and 35% fixed-income securities, and it uses a "multi-style approach designed to minimize the risk of investing in a single investment style. "Style" means either an approach to selecting investments, or a type of investment. We currently invest in 14 core portfolios.

We attempt to enhance the returns of the Fund by using an asset allocation model that employs various analytical techniques, including quantitative techniques, valuation formulas and optimization procedures, to assess the relative attractiveness of equity and fixed-income investments and to recommend changes in the Fund's target allocations. We do not anticipate making a substantial number of target allocation changes. We use futures contracts to implement target allocation changes determined by the model, rather than physically reallocating assets among investment styles.

--------------------------------------------------------------------------------

Permitted Investments
We invest the equity portion of the portfolio in 5 different equity investment styles. The blending of multiple equity investment styles is intended to reduce the risk associated with the use of a single style, which may move in and out of favor during the course of a market cycle. We invest the fixed-income portion of the portfolio in 3 different fixed-income investment styles. The blending of multiple fixed-income investment styles is intended to reduce the price and return volatility of, and provide more consistent returns within, the fixed-income portion of the Fund's investments.

The percentage of Fund assets that we invest in different core portfolios may temporarily deviate from the Fund's target allocations due to changes in market values. The adviser rebalances the Fund when the Fund's actual allocations deviate by a specified percentage from the target allocations. Under normal circumstances, we invest at least 25% of our total assets in fixed-income securities. When market conditions are not "normal," as determined by the model, the Fund's asset allocation may be as low as 20% in fixed-income securities, and those conditions may last for extended periods of time.

We may invest in more or fewer core portfolios, in other Wells Fargo Funds, or directly in a portfolio of securities.

--------------------------------------------------------------------------------
Target Allocations
                        Neutral Target Allocation       Target Allocation Ranges
Equity Styles                     65%                            50-80%
Fixed-Income Styles               35%                            20-50%
--------------------------------------------------------------------------------

32  Wells Fargo & Company 401(k) Plan Funds Prospectus

--------------------------------------------------------------------------------

Portfolio Allocation
The Fund's "neutral" portfolio allocations are as follows:

Investment Style/Portfolios               Allocation
Diversified Equity Style                  65%
  Index Portfolio                                16.25%
  Equity Income Portfolio                        16.25%
  Large Company Style                            16.25%
    Large Cap Appreciation Portfolio                       1.625%
    Large Company Growth Portfolio                          13.0%
    Disciplined Growth Portfolio                           1.625%
  Small Cap Style                                  6.5%
    Small Cap Index Portfolio                              1.625%
    Small Company Growth Portfolio                         1.625%
    Small Company Value Portfolio                          1.625%
    Small Cap Value Portfolio                              1.625%
  International Style                             9.75%
    International Portfolio                                4.875%
    International Equity Portfolio                         4.875%
Diversified Bond Style                    35%
  Managed Fixed Income Portfolio                  17.5%
  Strategic Value Bond Portfolio                  5.85%
  Tactical Maturity Bond Portfolio               11.65%

TOTAL FUND ASSETS                        100%

--------------------------------------------------------------------------------

Portfolio Management
Please see the "Description of Core Portfolios" section on page 68 for the objective and principal strategies of each portfolio, and the "Portfolio Managers" section on page 72 for the professional summaries for these managers.

Core Portfolio                  Sub-Adviser       Portfolio Manager(s)
Tactical Maturity Bond          Peregrine         William D. Giese, CFA and
                                                  Patricia Burns, CFA

Strategic Value Bond            Galliard          Richard Merriam, CFA, and
                                                  John Huber, CFA

Managed Fixed Income            Galliard          Richard Merriam, CFA and
                                                  Ajay Mirza, CFA

Index                           WCM               David D. Sylvester and
                                                  Laurie R. White

Equity Income                   WCM               David L. Roberts, CFA and
                                                  Gary J. Dunn, CFA

Large Cap Appreciation          Cadence           David B. Breed, CFA and
                                                  Wayne A. Wicker, CFA

Large Company Growth            Peregrine         John S. Dale, CFA and
                                                  Gary E. Nussbaum, CFA

Disciplined Growth              Smith             Stephen S. Smith, CFA

Small Cap Index                 WCM               David D. Sylvester and
                                                  Laurie R. White

Small Company Growth            Peregrine         Robert B. Mersky, CFA and
                                                  Paul E. von Kuster, CFA

Small Company Value             Peregrine         Tasso H. Coin, Jr., CFA and
                                                  Douglas G. Pugh, CFA

Small Cap Value                 Smith             Stephen S. Smith, CFA

International                   Schroder          Michael Perelstein

International Equity            WCM               Cynthia Tusan, CFA and
                                                  Sabrina Yih, CFA

                          Wells Fargo & Company 401(k) Plan Funds Prospectus  33

Growth Balanced Fund
--------------------------------------------------------------------------------

Important Risk Factors
The Fund is primarily subject to the "Equity Securities" and "Debt Securities" risks described under "Common Risks for the Funds" on page 6. The Fund also invests in small company and foreign securities which are subject to additional risks, including less liquidity and greater price volatility.


You should consider these risks, along with the "Additional Strategies and General Investment Risks" section beginning on page 53. These considerations are all important to your investment choice.

34  Wells Fargo & Company 401(k) Plan Funds Prospectus

                                              This page intentionally left blank
--------------------------------------------------------------------------------

Growth Balanced Fund
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years (or since inception, if shorter). Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.

--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
--------------------------------------------------------------------------------
                                                 INSTITUTIONAL CLASS SHARES--
                                                 COMMENCED ON NOVEMBER 11, 1994
                                                 -------------------------------
                                                    Sept. 30,          Sept. 30,
For the period ended:                                 2001               2000
                                                 -------------------------------
Net asset value, beginning of period              $    32.91          $    30.86

Income from investment operations:
Net investment income (loss)                            0.57                0.69
Net realized and unrealized gain (loss)
  on investments                                       (3.43)               3.79

Total from investment operations                       (2.86)               4.48

Less distributions:
Dividends from net investment income                   (0.69)              (0.62)
Distributions from net realized gain                   (2.03)              (1.81)

Total from distributions                               (2.72)              (2.43)

Net asset value, end of period                    $    27.33          $    32.91

Total return/4/                                        (9.59)%             15.14%

Ratios/supplemental data:
  Net assets, end of period (000s)                $1,164,850          $1,065,362

Ratios to average net assets (annualized):
  Ratio of expenses to average net assets/2/            0.93%               0.93%
  Ratio of net investment income (loss) to
    average net assets                                  2.16%               2.23%

Portfolio turnover/3/                                     60%                 56%

Ratio of expenses to average net assets
  prior to waived fees and reimbursed
  expenses (annualized)/2/, /5/                           0.97%               1.01%
----------------------------------------------------------------------------------

/1/  The Fund changed its fiscal year-end from May 31 to September 30.
/2/ Includes expenses allocated from the Portfolio(s) in which the Fund invests.
/3/ Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund's investment percentage in the respective Portfolio by the corresponding Portfolio's portfolio turnover rate.
/4/ Total returns do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown.Total returns for periods of less than one year are not annualized.
/5/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

36  Wells Fargo & Company 401(k) Plan Funds Prospectus

                                                            Financial Highlights
--------------------------------------------------------------------------------

------------------------------------------------------------------------------
           Sept. 30             May 31,             May 31,            May 31,
             1999/1/             1999                1998               1997
------------------------------------------------------------------------------
           $  30.93           $  28.06            $  24.77           $  22.83

               0.19               0.60                0.58               0.62

              (0.26)              3.88                4.52               2.86

              (0.07)              4.48                5.10               3.48

               0.00              (0.58)              (0.60)             (0.63)

               0.00              (1.03)              (1.21)             (0.91)

               0.00              (1.61)              (1.81)             (1.54)

           $  30.86           $  30.93            $  28.06           $  24.77

              (0.23)%            16.38%              21.40%             15.81%

           $905,789           $850,503            $665,758           $503,382

               0.93%              0.93%               0.93%              0.94%

               2.05%              2.16%               2.38%              2.47%

                 11%                49%                 46%                24%

               1.14%              1.13%               1.09%              1.16%
------------------------------------------------------------------------------

                          Wells Fargo & Company 401(k) Plan Funds Prospectus  37

Strategic Growth Allocation Fund
--------------------------------------------------------------------------------

Investment Objective
The Strategic Growth Allocation Fund seeks to provide capital appreciation with a secondary emphasis on current income.

--------------------------------------------------------------------------------

Investment Strategies
The Fund is a gateway fund that is designed for investors seeking to invest in equity securities with limited exposure to fixed-income securities. The Fund's "neutral" target allocation is 80% equity securities and 20% fixed-income securities, and it uses a "multi-style approach designed to minimize the risk of investing in a single investment style. "Style" means either an approach to selecting investments, or a type of investment. We currently invest in 14 core portfolios.

We attempt to enhance the returns of the Fund by using an asset allocation model that employs various analytical techniques, including quantitative techniques, valuation formulas and optimization procedures, to assess the relative attractiveness of equity and fixed-income investments and to recommend changes in the Fund's target allocations. We do not anticipate making a substantial number of target allocation changes. We use futures contracts to implement target allocation changes determined by the model, rather than physically reallocating assets among investment styles.

--------------------------------------------------------------------------------

Permitted Investments
The equity portion of the Fund's portfolio uses 5 different equity investment styles. The blending of multiple equity investment styles is intended to reduce the risk associated with the use of a single style, which may move in and out of favor during the course of a market cycle. The fixed-income portion of the Fund's portfolio uses 3 different fixed-income investment styles. The blending of multiple fixed-income investment styles is intended to reduce the price and return volatility of, and provide more consistent returns within, the fixed-income portion of the Fund.

The percentage of the Fund's assets that we invest in different styles may temporarily deviate from the Fund's target allocations due to changes in market values. The adviser rebalances the Fund when the Fund's actual allocations deviate by a specified percentage from the target allocations.

We may invest in more or fewer core portfolios, in other Wells Fargo Funds, or directly in a portfolio of securities.

--------------------------------------------------------------------------------
Target Allocations
                         Neutral Target Allocation      Target Allocation Ranges
Equity Styles                      80%                           65-95%
Fixed-Income Styles                20%                            5-35%
--------------------------------------------------------------------------------

38  Wells Fargo & Company 401(k) Plan Funds Prospectus

--------------------------------------------------------------------------------

Portfolio Allocation
The Fund's "neutral" portfolio allocations are as follows:


Investment Style/Portfolios                                Allocation
Diversified Equity Style                                     80%
   Index Portfolio                                                 20%
   Equity Income Portfolio                                         20%
   Large Company Style                                             20%
      Large Cap Appreciation Portfolio                                    2%
      Large Company Growth Portfolio                                     16%
      Disciplined Growth Portfolio                                        2%
   Small Cap Style                                                  8%
      Small Cap Index Portfolio                                           2%
      Small Company Growth Portfolio                                      2%
      Small Company Value Portfolio                                       2%
      Small Cap Value Portfolio                                           2%
   International Style                                             12%
      International Portfolio                                           6.0%
      International Equity Portfolio                                    6.0%
Diversified Bond Style                                       20%
   Managed Fixed-Income Portfolio                                10.0%
   Strategic Value Bond Portfolio                                3.33%
   Tactical Maturity Bond Portfolio                              6.67%

TOTAL FUND ASSETS                                           100%

                          Wells Fargo & Company 401(k) Plan Funds Prospectus  39

Strategic Growth Allocation Fund
--------------------------------------------------------------------------------

Portfolio Management
Please see the "Description of Core Portfolios" section on page 68 for the objective and principal strategies for each portfolio, and the "Portfolio Managers" section on page 72 for the professional summaries for these managers.

Core                          Sub-Adviser        Portfolio Manager(s)

Index                         WCM                David D. Sylvester and
                                                 Laurie R. White

Equity Income                 WCM                David L. Roberts, CFA and
                                                 Gary J. Dunn

Large Cap Appreciation        Cadence            David B. Breed, CFA and
                                                 Wayne A. Wicker, CFA

Large Company Growth          Peregrine          John S. Dale, CFA and
                                                 Gary E. Nussbaum, CFA

Disciplined Growth            Smith              Stephen S. Smith, CFA

Small Cap Index               WCM                David D. Sylvester and
                                                 Laurie R. White

Small Company Growth          Peregrine          Robert B. Mersky, CFA and
                                                 Paul E. von Kuster, CFA

Small Company Value           Peregrine          Tasso H. Coin, Jr., CFA and
                                                 Douglas G. Pugh, CFA

Small Cap Value               Smith              Stephen S. Smith, CFA

International                 Schroder           Michael Perelstein

International Equity          WCM                Cynthia Tusan, CFA and
                                                 Sabrina Yih, CFA

Managed Fixed-Income          Galliard           Richard Merriam, CFA and
                                                 Ajay Mirza, CFA

Strategic Value Bond          Galliard           Richard Merriam, CFA and
                                                 John Huber, CFA

Tactical Maturity Bond        Peregrine          William D. Giese, CFA and
                                                 Patricia Burns, CFA

--------------------------------------------------------------------------------

Important Risk Factors
The Fund is primarily subject to the "Equity Securities" risks described under "Common Risks for the Funds" on page 6. The Fund also invests in small company and foreign securities which are subject to additional risks, including less liquidity and greater price volatility.


You should consider these risks, along with the "Additional Strategies and General Investment Risks" section beginning on page 53. These considerations are all important to your investment choice.

40  Wells Fargo & Company 401(k) Plan Funds Prospectus

                                                            Financial Highlights
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years (or since inception, if shorter). Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.

---------------------------------------------------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------
                                                            INSTITUTIONAL CLASS SHARES--
                                                            COMMENCED ON DECEMBER 2, 1997
                                                            ---------------------------------------------------------------
                                                            Sept. 30,     Sept. 30,     Sept. 30,      May 31,      May 31,
For the period ended:                                         2001          2000         1999/1/        1999         1998
                                                            ---------------------------------------------------------------
Net asset value, beginning of period                         $ 14.78       $ 12.89       $ 12.93       $11.04       $10.00

Income from investment operations:
  Net investment income (loss)                                  0.17          0.18          0.02         0.15         0.06
  Net realized and unrealized gain (loss)
     on investments                                            (2.29)         1.85         (0.06)        1.83         0.99

Total from investment operations                               (2.12)      $  2.03         (0.04)        1.98         1.05

Less distributions:
  Dividends from net investment income                         (0.17)        (0.12)         0.00        (0.09)       (0.01)
  Distributions from net realized gain                         (0.47)        (0.02)         0.00         0.00         0.00

Total from distributions                                       (0.64)        (0.14)         0.00        (0.09)       (0.01)

Net asset value, end of period                               $ 12.02       $ 14.78       $ 12.89      $ 12.93       $11.04

Total return/4/                                               (14.97)%       15.82%        (0.31)%      17.98%       10.55%

Ratios/supplemental data:
  Net assets, end of period (000s)                           $82,908       $90,334       $65,011      $31,975       $8,872

Ratios to average net assets (annualized):
  Ratio of expenses to average net assets/2/                    1.00%         1.00%         1.00%        1.00%        1.00%
  Ratio of net investment income (loss) to
     average net assets                                         1.37%         1.40%         1.36%        1.34%        1.58%

Portfolio turnover/3/                                             49%           48%           12%          43%          36%

Ratio of expenses to average net assets prior to
   waived fees and reimbursed expenses (annualized)/2/, /5/     1.03%         1.17%         1.24%        1.36%        2.29%
---------------------------------------------------------------------------------------------------------------------------

/1/  The Fund changed its fiscal year-end from May 31 to September 30.
/2/ Includes expenses allocated from the Portfolio(s) in which the Fund invests.
/3/ Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund's investment percentage in the respective Portfolio by the corresponding Portfolio's portfolio turnover rate.
/4/ Total returns do not include any sales charges, and would have been lower had certain gross expenses not been waived or reimbursed during the periods shown. Total returns for periods of less than one year are not annualized.
/5/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

                          Wells Fargo & Company 401(k) Plan Funds Prospectus  41

Diversified Equity Fund
--------------------------------------------------------------------------------

Investment Objective
The Diversified Equity Fund seeks long-term capital appreciation with moderate annual return volatility by diversifying its investments among different equity investment styles.

--------------------------------------------------------------------------------

Investment Strategies
The Fund is a gateway fund that invests in a "multi-style" equity investment approach designed to minimize the volatility and risk of investing in a single equity investment style."Style" means either an approach to selecting investments, or a type of investment that is selected for a Fund. We currently invest in 11 core portfolios. We may make changes in the asset allocation at any time in response to market and other conditions. We may invest in more or fewer core portfolios, in other Wells Fargo Funds, or directly in a portfolio of securities.

--------------------------------------------------------------------------------

Permitted Investments
Under normal circumstances, we invest at least 80% of the Fund's assets in equity securities using a combination of 5 different equity investment styles-- index, equity income, large company, small cap, and international--for the Fund's investments. We allocate the assets dedicated to large company investments to 3 Portfolios, the assets allocated to small cap investments to 4 Portfolios and the assets allocated to international investments to 2 Portfolios.

--------------------------------------------------------------------------------

Portfolio Allocation
Under normal circumstances, the core portfolio allocations for the Fund are as follows:

Investment Style/Portfolios             Allocation
Index Portfolio                         25%
Income Equity Portfolio                 25%
Large Company Style                     25%
   Large Cap Appreciation Portfolio           2.5%
   Large Company Growth Portfolio              20%
   Disciplined Growth Portfolio               2.5%
Small Cap Style                         10%
   Small Cap Index Portfolio                  2.5%
   Small Company Growth Portfolio             2.5%
   Small Company Value Portfolio              2.5%
   Small Cap Value Portfolio                  2.5%
International Style                     15%
   International Portfolio                   7.50%
   International Equity Portfolio            7.50%
TOTAL FUND ASSETS                      100%

42  Wells Fargo & Company 401(k) Plan Funds Prospectus

Portfolio Management
--------------------------------------------------------------------------------

Please see the "Description of Core Portfolios" section on page 68 for the objective and principal strategies of each portfolio, and the "Portfolio Managers" section on page 72 for the professional summaries for these managers.

Core Portfolio                  Sub-Adviser       Portfolio Manager(s)

Index                           WCM               David D. Sylvester and
                                                  Laurie R. White

Equity Income                   WCM               David L. Roberts, CFA and
                                                  Gary J. Dunn, CFA

Large Cap Appreciation          Cadence           David B. Breed, CFA and
                                                  Wayne A. Wicker, CFA

Large Company Growth            Peregrine         John S. Dale, CFA and
                                                  Gary E. Nussbaum, CFA

Disciplined Growth              Smith             Stephen S. Smith, CFA

Small Cap Index                 WCM               David D. Sylvester and
                                                  Laurie R. White

Small Company Growth            Peregrine         Robert B. Mersky, CFA and
                                                  Paul E. von Kuster, CFA

Small Company Value             Peregrine         Tasso H. Coin, Jr., CFA and
                                                  Douglas G. Pugh, CFA

Small Cap Value                 Smith             Stephen S. Smith, CFA

International                   Schroder          Michael Perelstein

International Equity            WCM               Cynthia Tusan, CFA and
                                                  Sabrina Yih, CFA
--------------------------------------------------------------------------------

Important Risk Factors
The Fund is primarily subject to the "Equity Securities,""Small Company Securities," and "Foreign Investments" risks described under "Common Risks for the Funds" on page 6. Stocks selected for their dividend income may be more sensitive to interest rate changes than other stocks. Fund assets that track the performance of an index do so whether the index rises or falls.


You should consider these risks, along with the "Additional Strategies and General Investment Risks" section beginning on page 53. These considerations are all important to your investment choice.

                          Wells Fargo & Company 401(k) Plan Funds Prospectus  43

Diversified Equity Fund
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund`s financial performance for the past 5 years (or since inception, if shorter). Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund`s financial statements, is also contained in the Fund`s annual report, a copy of which is available upon request.

-----------------------------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
-----------------------------------------------------------------------------------------------------
                                                                INSTITUTIONAL CLASS SHARES--COMMENCED
                                                                ON NOVEMBER 11, 1994
                                                                -------------------------------------
                                                                   Sept. 30,                Sept. 30,
For the period ended:                                                2001                     2000
                                                                -------------------------------------
Net asset value, beginning of period                             $    52.72               $    48.00

Income from investment operations:
  Net investment income (loss)                                         0.15                     0.18
  Net realized and unrealized gain (loss) on investments             (11.70)                    7.37

Total from investment operations                                     (11.55)                    7.55

Less distributions:
  Dividends from net investment income                                (0.17)                   (0.16)
  Distributions from net realized gain                                (4.62)                   (2.67)

Total from distributions                                              (4.79)                   (2.83)

Net asset value, end of period                                   $    36.38               $    52.72

Total return/3/                                                      (23.95)%                  15.99%

Ratios/supplemental data:
  Net assets, end of period (000s)                               $1,398,810               $1,938,206

Ratios to average net assets (annualized):
  Ratio of expenses to average net assets/2/                           1.00%                    1.00%
  Ratio of net investment income (loss) to average net assets          0.38%                    0.31%

Portfolio turnover                                                       34%/4/                   38%/4/

Ratio of expenses to average net assets prior to waived fees and
  reimbursed expenses (annualized)/2/,/5/                              1.07%                    1.10%
-----------------------------------------------------------------------------------------------------

/1/  The Fund changed its fiscal year-end from May 31 to September 30.
/2/ Includes expenses allocated from the Portfolio(s) in which the Fund invests.
/3/ Total returns do not include any sales charges, and would have been lower had certain gross expenses not been waived or reimbursed during the periods shown. Total returns for periods of less than one year are not annualized.
/4/ Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund's investment percentage in the respective Portfolio by the corresponding Portfolio's portfolio turnover rate.
/5/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

44  Wells Fargo & Company 401(k) Plan Funds Prospectus

                                                            Financial Highlights
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
          Sept. 30,          May 31,             May 31,             May 31,
           1999/1/             1999                1998                1997
--------------------------------------------------------------------------------
           $    48.25         $    43.06          $    36.50          $    30.55

                 0.04               0.22                0.22                0.25
                (0.29)              6.15                8.94                6.05

                (0.25)              6.37                9.16                6.30

                 0.00              (0.20)              (0.27)              (0.16)
                 0.00              (0.98)              (2.33)              (0.19)

                 0.00              (1.18)              (2.60)              (0.35)

           $    48.00         $    48.25          $    43.06          $    36.50

                (0.52)%            15.08%              26.12%              20.76%

           $1,902,474         $1,629,191          $1,520,343          $1,212,565

                 1.00%              1.00%               1.00%               1.02%
                 0.44%              0.47%               0.60%               0.79%

                   13%/4/             35%/4/              23%/4/              48%

                 1.18%              1.17%               1.13%               1.31%
--------------------------------------------------------------------------------

                          Wells Fargo & Company 401(k) Plan Funds Prospectus  45

Large Company Growth Fund
--------------------------------------------------------------------------------

Portfolio Managers: John S. Dale, CFA; Gary E. Nussbaum, CFA

--------------------------------------------------------------------------------

Investment Objective
The Large Company Growth Fund seeks long-term capital appreciation by investing primarily in large, high-quality domestic companies that we believe have superior growth potential.

--------------------------------------------------------------------------------

Investment Strategies
The Fund is a gateway fund that invests substantially all of its assets in a core portfolio with a substantially similar investment objective and investment strategies.

In selecting securities for the Fund, we seek issuers whose stocks we believe are attractively valued, with fundamental characteristics above the market average and that support earnings growth capability. We may invest in the securities of companies whose growth potential we believe is generally unrecognized or misperceived by the market. We focus our investment strategy on large-capitalization stocks.

--------------------------------------------------------------------------------

Permitted Investments
Under normal circumstances, we invest:

 .  at least 80% of the Fund's assets in securities of companies with market capitalizations of $3 billion or more; and . up to 20% of total assets in securities of foreign companies.

We will not invest more than 10% of the Fund's total assets in the securities of a single issuer. We may invest in additional core portfolios, in other Wells Fargo Funds, or directly in a portfolio of securities.

--------------------------------------------------------------------------------

Important Risk Factors
The Fund is primarily subject to the "Equity Securities" and "Foreign Investments" risks described under "Common Risks for the Funds" on page 6.

You should consider these risks, along with the "Additional Strategies and General Investment Risks" section beginning on page 53. These considerations are all important to your investment choice.

46  Wells Fargo & Company 401(k) Plan Funds Prospectus

                                              This page intentionally left blank
--------------------------------------------------------------------------------

Large Company Growth Fund
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years (or since inception, if shorter). Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.

------------------------------------------------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
------------------------------------------------------------------------------------------------------------------------
                                                                                   INSTITUTIONAL CLASS SHARES--COMMENCED
                                                                                   ON NOVEMBER 11, 1994
                                                                                   -------------------------------------
                                                                                   Sept. 30,                   Sept. 30,
For the period ended:                                                                2001                        2000
                                                                                   -------------------------------------
Net asset value, beginning of period                                               $    70.71                   S54.60

Income from investment operations:
  Net investment income (loss)                                                          (0.24)                   (0.30)
  Net realized and unrealized gain (loss) on investments                               (27.53)                   18.01

Total from investment operations                                                       (27.77)                   17.71

Less distributions:
  Dividends from net investment income                                                   0.00                     0.00
  Distributions from net realized gain                                                  (0.84)                   (1.60)
  Distributions in excess of realized gain                                              (0.04)                    0.00

Total from distributions                                                                (0.88)                   (1.60)

Net asset value, end of period                                                     $    42.06               $    70.71

Total return/4/                                                                        (39.73)%                  32.74%

Ratios/supplemental data:
  Net assets, end of period (000s)                                                 $1,066,607               $1,532,428

Ratios to average net assets (annualized):
  Ratio of expenses to average net assets                                                0.97%/2/                 1.00%/2/
  Ratio of net investment income (loss) to average
    net assets                                                                          (0.48)%                  (0.53)%

Portfolio turnover                                                                         13%/3/                    9%/3/

Ratio of expenses to average net assets prior to waived
  fees and reimbursed expenses (annualized)/5/                                           0.97%/2/                 1.02%/2/
------------------------------------------------------------------------------------------------------------------------

/1/  The Fund changed its fiscal year-end from May 31 to September 30.
/2/ Includes expenses allocated from the Portfolio(s) in which the Fund invests.
/3/ Portfolio turnover rate represents the activity from the Fund's investment in a single Portfolio.
/4/ Total returns do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns for periods of less than one year are not annualized.
/5/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

48  Wells Fargo & Company 401(k) Plan Funds Prospectus

                                                            Financial Highlights
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  Sept. 30,               May 31,             May 31,            May 31,
    1999/1/                1999                1998               1997
--------------------------------------------------------------------------------
  $  54.67              $  39.94            $  32.63           $  26.97

     (0.07)                (0.17)              (0.11)             (0.03)
      0.00                 15.95               10.20               5.91

     (0.07)                15.78               10.09               5.88

      0.00                  0.00                0.00               0.00
      0.00                 (1.05)              (2.78)             (0.22)
      0.00                  0.00                0.00               0.00

      0.00                 (1.05)              (2.78)             (0.22)

  $  54.60              $  54.67            $  39.94           $  32.63

     (0.13)%               39.96%              32.29%             21.93%

  $801,943              $645,385            $232,499           $131,768

      1.00%/2/              1.00%/2/            1.00%/2/           0.99%

     (0.38)%               (0.49)%             (0.36)%            (0.18)%

         5%/3/                28%/3/              13%/3/             24%

      1.04%/2/              1.09%/2/            1.03%/2/           1.09%
--------------------------------------------------------------------------------

                          Wells Fargo & Company 401(k) Plan Funds Prospectus  49

Diversified Small Cap Fund
--------------------------------------------------------------------------------

Investment Objective
The Diversified Small Cap Fund seeks long-term capital appreciation with moderate annual return volatility by diversifying its investments across different small capitalization equity investment styles.

--------------------------------------------------------------------------------

Investment Strategies
The Fund is a gateway fund that invests in a "multi-style" approach designed to minimize the volatility and risk of investing in small capitalization equity securities."Style" means either an approach to selecting investments, or a type of investment that is selected for a Portfolio.

We use several different small-capitalization equity styles in order to reduce the risk of price and return volatility associated with reliance on a single investment style. We currently invest in 4 core portfolios.

--------------------------------------------------------------------------------

Permitted Investments
Under normal circumstances, we invest at least 80% of the Fund's assets in securities of companies with market capitalizations equal to or lower than the company with the largest market capitalization in the Russell 2000 Index, a small-capitalization range that is expected to change frequently. We may make changes in the asset allocation at any time in response to market and other conditions. We may invest in more or fewer core portfolios, in other Wells Fargo Funds, or directly in a portfolio of securities.

--------------------------------------------------------------------------------

Portfolio Allocation
Under normal circumstances, the core portfolio allocations for the Fund are as follows:

Investment Style/Portfolios                           Allocation
Small Cap Index Portfolio                                 25%

Small Company Growth Portfolio                            25%

Small Company Value Portfolio                             25%

Small Cap Value Portfolio                                 25%

TOTAL FUND ASSETS                                        100%

50  Wells Fargo & Company 401(k) Plan Funds Prospectus

--------------------------------------------------------------------------------
Portfolio Management

Please see the "Description of Core Portfolios" section on page 68 for the objective and principal strategies of each portfolio, and the "Portfolio Managers" section on page 72 for the professional summaries for these managers.

Core Portfolio                  Sub-Adviser        Portfolio Manager(s)

Small Cap Index                 WCM                David D. Sylvester and
                                                   Laurie R. White

Small Company Growth            Peregrine          Robert B. Mersky, CFA and
                                                   Paul E. von Kuster, CFA

Small Company Value             Peregrine          Tasso H. Coin, Jr., CFA and
                                                   Douglas G. Pugh, CFA

Small Cap Value                 Smith              Stephen S. Smith, CFA

--------------------------------------------------------------------------------

Important Risk Factors
The Fund is primarily subject to the "Equity Securities" and "Small Company Securities" risks described under "Common Risks for the Funds" on page 6. Fund assets that track the performance of an index do so whether the index rises or falls.

You should consider these risks, along with the "Additional Strategies and General Investment Risks" section beginning on page 53. These considerations are all important to your investment choice.

                          Wells Fargo & Company 401(k) Plan Funds Prospectus  51

Diversified Small Cap Fund                                  Financial Highlights
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years (or since inception, if shorter). Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.

----------------------------------------------------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
----------------------------------------------------------------------------------------------------------------------------
                                                                INSTITUTIONAL CLASS SHARES--COMMENCED
                                                                ON DECEMBER 31, 1997
                                                                ------------------------------------------------------------
                                                                   Sept. 30,    Sept. 30,   Sept 30,     May 31,     May 31,
 For the period ended:                                                2001        2000       1999/1/      1999       1998
                                                                ------------------------------------------------------------
 Net asset value, beginning of period                             $  11.18     $   9.02    $  8.99    $  10.52    $ 10.00

 Income from investment operations:
   Net investment income (loss)                                       0.01         0.00      (0.01)       0.00       0.00
   Net realized and unrealized gain (loss) on investments            (1.34)        2.16       0.04       (1.53)      0.52

 Total from investment operations                                    (1.33)        2.16       0.03       (1.53)      0.52

 Less distributions:
   Dividends from net investment income                              (0.01)        0.00       0.00        0.00       0.00
   Distributions from net realized gain                              (0.66)        0.00       0.00        0.00       0.00

 Total from distributions                                            (0.67)        0.00       0.00        0.00       0.00

 Net asset value, end of period                                   $   9.18     $  11.18    $  9.02    $   8.99    $ 10.52

 Total return/4/                                                    (12.52)%      23.95%      0.33%    (14.54)%      5.20%

 Ratios/supplemental data:
   Net assets, end of period (000s)                               $138,795     $115,700    $67,459    $ 60,261    $12,551

 Ratios to average net assets (annualized):
   Ratio of expenses to average net assets/2/                         1.20%        1.20%      1.20%       1.20%      1.21%
   Ratio of net investment income (loss) to average net assets        0.13%        0.05%    (0.18)%     (0.05)%      0.25%

 Portfolio turnover/3/                                                 113%         121%        39%        112%        93%

 Ratio of expenses to average net assets prior to waived fees
  and reimbursed expenses (annualized)/2/, /5/                        1.28%        1.39%      1.59%       1.65%      2.65%
----------------------------------------------------------------------------------------------------------------------------

/1/  The Fund changed its fiscal year-end from May 31 to September 30.
/2/ Includes expenses allocated from the Portfolio(s) in which the Fund invests.
/3/ Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund's investment percentage in the respective Portfolio by the corresponding Portfolio's portfolio turnover rate.
/4/ Total returns do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns for periods of less than one year are not annualized.
/5/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

52  Wells Fargo & Company 401(k) Plan Funds Prospectus

Additional Strategies and General Investment Risks
--------------------------------------------------------------------------------

Investment practices and risk levels are carefully monitored. Every attempt is made to ensure that the risk exposure for each Fund remains within the parameters of its objective and strategies.

We may temporarily hold assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments, to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interest of shareholders to do so. During these periods, a Fund may not achieve its objective.

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. You should carefully consider the risks common to investing in all mutual funds, including the Wells Fargo Funds. Certain common risks are identified in the "Summary of Important Risks" section on page 6. Other risks of mutual fund investing include the following:

 .  Unlike bank deposits, such as CDs or savings accounts, mutual funds are not insured by the FDIC.
 .  We cannot guarantee that a Fund will meet its investment objective.
 . We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" any investment loss you may suffer, nor can anyone we contract with to provide services, such as investment advisers, offer or promise to make good any such losses.
 . Share prices--and therefore the value of your investment--will increase and decrease with changes in the value of the underlying securities and other investments. This is referred to as price volatility.
 .  An investment in a single Fund, by itself, does not constitute a complete investment plan.
 . The "Strategic" and "Balanced" Funds are subject to leverage risk, which is the risk that some relatively smaller transactions may multiply smaller market movements into larger changes in a Fund's NAV. This risk may occur when a Fund makes investments in derivatives, such as options or futures contracts.
 . The Funds that invest in smaller companies, foreign companies (including investments made through ADRs and similar investments), and in emerging markets are subject to additional risks, including less liquidity and greater price volatility. A Fund's investment in foreign and emerging markets may also be subject to special risks associated with international trade, including currency, political, regulatory and diplomatic risk.
 . Certain Funds may use various derivative instruments, such as options or futures contracts. The term "derivatives" covers a broad range of investments, but in general it refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. Some derivatives may be more sensitive to interest rate changes or market moves, and some may be susceptible to changes in yields or values due to their structure or contract terms.
 . The Funds may invest a portion of their assets in U.S. Government obligations, such as securities issued or guaranteed by the Government National Mortgage Association ("GNMAs"), the Federal National Mortgage Association ("FNMAs") and the Federal Home Loan Mortgage Corporation ("FHLMCs"). Each are mortgage-backed securities representing partial ownership of a pool of residential mortgage loans. A "pool" or group of such mortgages is assembled and, after being approved by the issuing or guaranteeing entity, is offered to investors through securities dealers. Mortgage-backed securities are subject to prepayment and extension risk, which can alter the maturity of the securities and also reduce the rate of return on the portfolio. It is important to recognize that the U.S.
   Government does not guarantee the market value or

                          Wells Fargo & Company 401(k) Plan Funds Prospectus  53

Additional Strategies and General Investment Risks
--------------------------------------------------------------------------------

  current yield of U.S. Government obligations. Not all U.S. Government obligations are backed by the full faith and credit of the U.S. Government and the U.S. Government's guarantee does not extend to the Funds themselves.

What follows is a general list of the types of risks (some of which are described previously) that may apply to a given Fund and a table showing some of the additional investment practices that each Fund may use and the key risks associated with them. Additional information about these practices is available in the Statement of Additional Information.

Counter-Party Risk--The risk that the other party in a repurchase agreement or other transaction will not fulfill its contract obligation.

Credit Risk--The risk that the issuer of a debt security will be unable to make interest payments or repay principal on schedule. If an issuer does default, the affected security could lose all of its value, or be renegotiated at a lower interest rate or principal amount. Affected securities might also lose liquidity. Credit risk also includes the risk that a party in a transaction may not be able to complete the transaction as agreed.

Currency Risk--The risk that a change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of an investment made in a security denominated in that foreign currency.

Emerging Market Risk--The additional risks associated with emerging markets, as defined in the glossary, including that they may be more sensitive to certain economic changes. For example, emerging market countries are often dependent on international trade and are therefore often vulnerable to recessions in other countries. They may have obsolete financial systems, have volatile currencies and may be more sensitive than more mature markets to a variety of economic factors. Emerging market securities may also be less liquid than securities of more developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Investment Risk--The additional risks associated with foreign investments, including that they may be subject to potentially less liquidity and greater price volatility. These additional risks include those related to adverse political, regulatory, market or economic developments, and foreign markets can and often do perform differently from U.S. markets. Emerging market securities typically present even greater exposure to these same risks and can present additional risks (such as those related to social unrest or political upheaval) that can make them extremely volatile. Additionally, foreign companies may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing their earnings potential, and dispositions of foreign securities and dividends and interest payable on those securities may be subject to high levels of foreign taxation. Direct investment in foreign securities involves exposure to fluctuations in foreign currency exchange rates, withholding and other taxes, trade settlement, custodial, and other operational risks, and the less stringent investor protection and disclosure standards of some foreign markets. ADRs reduce some of the risks of foreign investing, because a large, liquid market generally exists and U.S. trading and settlement practices reduce currency, custodial and other operational risks.

Interest Rate Risk--The risk that changes in interest rates can reduce the value of an existing security. Generally, when interest rates increase, the value of a debt security decreases. The effect is usually more pronounced for securities with longer dates to maturity.

Leverage Risk--The risk that an investment practice, such as lending portfolio securities or engaging in forward commitment or when-issued securities transactions, may increase a Fund's exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

54  Wells Fargo & Company 401(k) Plan Funds Prospectus

--------------------------------------------------------------------------------

Liquidity Risk--The risk that a security cannot be sold at the time desired, or cannot be sold without adversely affecting the price.

Market Risk--The risk that the value of a stock, bond or other security will be reduced by market activity. This is a basic risk associated with all securities.

Prepayment/Extension Risk--The risk that prepayment rates on mortgage loans or other receivables will be higher or lower than expected which can alter the duration of a mortgage-backed security, increase interest risk and reduce rates of return.

Regulatory Risk--The risk that changes in government regulations will adversely affect the value of a security. Also the risk that an insufficiently regulated market might permit inappropriate practices that adversely affect an investment.

Small Company Investment Risk--The risk that investments in smaller companies may be more volatile and harder to sell than investments in larger companies. Smaller companies may have higher failure rates and generally have lower trading volumes than larger companies. Short-term changes in the demand for the securities of small companies may have a disproportionate effect on their market price, tending to make prices of these securities fall more dramatically in response to selling pressure.

In addition to the general risks discussed above and under "Summary of Important Risks," you should carefully consider and evaluate any special risks that may apply to investing in a particular Fund. See the "Important Risk Factors"
section in the summary for each Fund. You should also see the Statement of Additional Information for additional information about the investment practices and risks particular to each Fund.

                          Wells Fargo & Company 401(k) Plan Funds Prospectus  55

Additional Strategies and General Investment Risks
--------------------------------------------------------------------------------

Investment Practice/Risk
The following table lists certain regular investment practices of the Funds, including some not disclosed in the Investment Objective and Investment Strategies sections of the Prospectus. The risks indicated after the description of the practice are NOT the only potential risks associated with that practice, but are among the more prominent. Market risk is assumed for each Fund. See the Statement of Additional Information for more information on these practices.

Remember, each Fund is designed to meet different investment needs and objectives.

                                                                                       STRATEGIC                LARGE
                                                        STRATEGIC  MODERATE  GROWTH    GROWTH      DIVERSIFIED  COMPANY  DIVERSIFIED
                                                        INCOME     BALANCED  BALANCED  ALLOCATION  EQUITY       GROWTH   SMALL CAP
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT PRACTICE                RISK
------------------------------------------------------------------------------------------------------------------------------------
Borrowing Policies
The ability to borrow money        Leverage Risk            X          X         X          X           X          X          X
for temporary purposes (e.g. to
meet shareholder redemptions).

Emerging Markets
Securities of companies based      Emerging Market,         X          X         X          X
in countries considered            Foreign Investment,
developing or to have "emerging"   Regulatory, Liquidity
stock markets. Generally, these    and Currency Risk
securities have the same type of
risks as foreign securities, but
to a higher degree.

Floating and Variable Rate Debt
Instruments with interest rates    Interest Rate and        X          X         X          X
that are adjusted either on a      Credit Risk
schedule or when an index or
benchmark changes.

Foreign Securities
Equity securities issued by a      Foreign Investment,      X          X         X          X           X          X          X
non-U.S. company which may be      Regulatory, Liquidity
in the form of an ADR or           and Currency Risk
similar investment, or debt
securities of a non-U.S.
company or foreign government.

Forward Commitment, When-Issued
and Delayed Delivery
Transactions
Securities bought or sold for      Interest Rate, Leverage  X          X         X          X
delivery at a later date or        and Credit Risk
bought or sold for a fixed
price at a fixed date.

High Yield Securities
Debt securities of lower           Interest Rate and        X
quality that produce generally     Credit Risk
higher rates of return. These
securities, also sometimes
referred to as "junk bonds,"
tend to be more sensitive to
economic conditions and during
sustained periods of rising
interest rates, may experience
interest and/or principal
defaults.

Illiquid Securities
A security which may not be        Liquidity Risk           X          X         X          X           X          X          X
sold or disposed of in the
ordinary course of business
within seven days at the value
determined by the Fund. Limited
to 15% of net assets.

56  Wells Fargo & Company 401(k) Plan Funds Prospectus

--------------------------------------------------------------------------------

                                                                                      STRATEGIC                LARGE    DIVERSIFIED
                                                       STRATEGIC  MODERATE  GROWTH    GROWTH      DIVERSIFIED  COMPANY  SMALL
                                                       INCOME     BALANCED  BALANCED  ALLOCATION  EQUITY       GROWTH   CAP
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT PRACTICE                RISK
------------------------------------------------------------------------------------------------------------------------------------
Loan Participations
Debt obligations that represent    Credit Risk             X
a portion of a larger loan made
by a bank. Generally sold
without guarantee or recourse,
some participations sell at a
discount because of the
borrower's credit problems.

Loans of Portfolio Securities
The practice of loaning            Credit, Counter-        X          X         X          X           X          X           X
securities to brokers, dealers     Party and Leverage
and financial institutions to      Risk
increase return on those
securities. Loans may be made
up to 1940 Act limits
(currently one-third of total
assets, including the value
of collateral received).

Mortgage- and Asset-Backed
Securities
Securities consisting of           Interest Rate,          X          X         X          X
undivided fractional               Credit and
interests in pools of              Prepayment Risk
consumer loans, such as
mortgage loans, car loans,
credit card debt or
receivables held in trust.

Options
The right or obligation to         Credit and              X          X         X          X           X
receive or deliver a security      Liquidity Risk
or cash payment depending on
the security's price or the
performance of an index or
benchmark. Types of options
used may include: options on
securities, options on a stock
index, stock index futures and
options on stock index futures
to protect liquidity and
portfolio value.

Other Mutual Funds
Investments by the Fund in         Market Risk             X          X         X          X           X          X           X
shares of other mutual funds,
which will cause Fund
shareholders to bear a pro
rata portion of the other
fund's expenses, in addition
to the expenses paid by the
Funds.

Privately Issued Securities
Securities that are not            Liquidity Risk          X          X         X          X           X          X           X
publicly traded but which
may or may not be resold in
accordance with Rule 144A of
the Securities Act of 1933.

Repurchase Agreements
A transaction in which the         Credit and              X          X         X          X           X          X           X
seller of a security agrees to     Counter-Party Risk
buy back a security at an
agreed upon time and price,
usually with interest.

Small Company Securities
The risk that investments in       Small Company                                X          X           X                      X
small companies may be more        Investment, Market,
volatile than investments in       and Liquidity Risk
larger companies.

Stripped Obligations
Securities that give ownership     Interest Rate Risk      X
to either future payments of
interest or a future payment of
principal, but not both. These
securities tend to have greater
interest rate sensitivity than
conventional debt.

                          Wells Fargo & Company 401(k) Plan Funds Prospectus  57

Organization and Management of the Funds
--------------------------------------------------------------------------------

A number of different entities provide services to the Funds. This section shows how the Funds are organized, lists the entities that perform different services, and explains how these service providers are compensated. Further information is available in the Statement of Additional Information for the Funds.

About Wells Fargo Funds Trust
The Trust was organized as a Delaware business trust on March 10, 1999. The Board of Trustees of the Trust supervises each Fund's activities, monitors its contractual arrangements with various service providers and decides upon matters of general policy.

The Trust was created to succeed to the assets and operations of the various mutual funds in the Stagecoach Family of Funds and the Norwest Advantage Family of Funds. The holding company of Wells Fargo Bank, the investment adviser to the Stagecoach Family of Funds, and the holding company of Norwest Investment Management, Inc. ("NIM"), the investment adviser to the Norwest Advantage Family of Funds, merged in November 1998. Each of the Funds described in this Prospectus has succeeded to the assets and operations of one or more corresponding Funds of Stagecoach or Norwest Advantage Funds. The performance and financial statement history of each Fund's designated predecessor Fund has been assumed by the Trust. The succession transactions were approved by the shareholders of the Stagecoach and Norwest Advantage Funds. The Table on page 66 identifies the Stagecoach or Norwest Advantage Fund predecessors to the Funds.

The Board of Trustees of the Trust supervises the Funds' activities and approves the selection of various companies hired to manage the Funds' operation. The major service providers are described in the diagram below. Except for the advisers, which generally may be changed only with shareholder approval, if the Board believes that it is in the best interests of the shareholders it may change service providers.

------------------------------------------------------------------------------------------------------------------------------------
                                                         BOARD OF TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                                                 Supervises the Funds' activities
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                         INVESTMENT ADVISER                                                  CUSTODIAN
------------------------------------------------------------------------------------------------------------------------------------
               Wells Fargo Funds Management, LLC                              Wells Fargo Bank Minnesota, N.A.
               525 Market St., San Francisco, CA                              6th & Marquette, Minneapolis, MN
               Manages the Funds' investment activities                       Provides safekeeping for the Funds' assets
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                     INVESTMENT SUB-ADVISER(S)
------------------------------------------------------------------------------------------------------------------------------------
                                                          Varies by Fund
                                           See Individual Fund Descriptions for Details
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       SHAREHOLDER
                                                              TRANSFER                                  SERVICING
             ADMINISTRATOR                                      AGENT                                    AGENTS
------------------------------------------------------------------------------------------------------------------------------------
     Wells Fargo Funds Management,                     Boston Financial Data                         Various Agents
     LLC                                               Services, Inc.
     525 Market St.                                    Two Heritage Dr.
     San Francisco, CA                                 Quincy, MA

     Manages the                                       Maintains records                             Provide
     Funds' business                                   of shares and                                 services to
     activities                                        supervises the payment                        customers
                                                       of dividends
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                            FINANCIAL SERVICES FIRMS AND SELLING AGENTS
------------------------------------------------------------------------------------------------------------------------------------
                                  Advise current and prospective shareholders on Fund investments
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                           SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------------

58  Wells Fargo & Company 401(k) Plan Funds Prospectus

--------------------------------------------------------------------------------

The Investment Adviser
Funds Management serves as the investment adviser for each of the Funds. Funds Management, an indirect wholly-owned subsidiary of Wells Fargo & Company, was created to succeed to the mutual fund advisory responsibilities of Wells Fargo Bank. Funds Management is an affiliate of Wells Fargo Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. The Funds' adviser is responsible for developing the investment policies and guidelines for the Funds, and for supervising the sub-advisers who are responsible for the day-to-day portfolio management of the Funds. As of September 30, 2001, Funds Management and its affiliates managed over $155 billion in assets. For providing these services, Funds Management is entitled to receive fees as described in the "Summary of Expenses" section at the front of this prospectus.

Each Fund in this Prospectus except the Large Company Growth Fund is a gateway fund that invests in multiple core portfolios. Funds Management is entitled to receive an annual investment advisory fee of 0.25% of each Fund's average daily net assets for providing advisory services, including the determination of the asset allocations of each Fund's investments in various core portfolios. Funds Management also acts as the adviser to, and is entitled to receive a fee from, the core portfolios. The total amount of investment advisory fees paid to Funds Management as a result of a Fund's investments varies depending on the Fund's allocation of assets among the various core portfolios.

Dormant Investment Advisory Arrangements
Under the investment advisory contract for the Funds, Funds Management acts as investment adviser for gateway fund assets redeemed from a core portfolio and invested directly in a portfolio of securities. Funds Management does not receive any compensation under this arrangement as long as a gateway fund invests substantially all of its assets in one or more core portfolios. If a gateway fund redeems assets from a core portfolio and invests them directly, Funds Management receives an investment advisory fee from the gateway fund for the management of those assets.

Each gateway fund has a similar "dormant" sub-advisory arrangement with some or all of the sub-advisers that advise the core portfolio(s) in which a gateway fund invests. Under these arrangements, if a gateway fund redeems assets from a core portfolio and invests them directly using the sub-adviser, the sub-adviser would receive a sub-advisory fee from Funds Management at the same rate the sub-adviser received from the core portfolio for investing the portion of the Fund's assets formerly invested in the core portfolio.

The Sub-Advisers
Wells Capital Management Incorporated ("WCM"), an affiliate of Funds Management located at 525 Market Street, San Francisco, CA 94163, is the sub-adviser for all of the Funds, and in this capacity is responsible for the day-to-day investment management activities of these Funds. WCM also sub-advises the Index, Equity Income, Small Cap Index and International Equity Portfolios in which certain of these Funds invest a portion of their assets. WCM provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies, and high net-worth individuals. As of September 30, 2001, WCM managed assets aggregating in excess of $99 billion.

Cadence Capital Management ("Cadence"), a wholly-owned subsidiary of Allianz A.G. located at 265 Franklin Street, Boston, Massachusetts 02110, is the investment sub-adviser for the Large Cap Appreciation Portfolio. In this capacity, it is responsible for the day-to-day investment management of the portfolio. Cadence is a registered investment adviser that provides investment management services to pension plans, endowments, mutual funds and individual investors. As of September 30, 2001, Cadence managed approximately $5.1 billion in assets.

                          Wells Fargo & Company 401(k) Plan Funds Prospectus  59

Organization and Management of the Funds
--------------------------------------------------------------------------------

Galliard Capital Management ("Galliard"), located at LaSalle Plaza, 800 LaSalle Avenue, Suite 2060, Minneapolis, Minnesota 55479, is the investment sub-adviser for the Stable Income, Strategic Value Bond and Managed Fixed Income Portfolios. In this capacity, it is responsible for the day-to-day investment management of these portfolios. Galliard provides investment advisory services to bank and thrift institutions, pension and profit sharing plans, trusts and charitable organizations and corporate and other business entities. As of September 30, 2001, Galliard managed approximately $8.7 billion in assets.

Peregrine Capital Management ("Peregrine"), a wholly-owned subsidiary of Wells Fargo Bank, Minnesota, N.A. located at LaSalle Plaza, 800 LaSalle Avenue, Suite 1850, Minneapolis, Minnesota 55402, is the investment sub-adviser for the Large Company Growth, Small Company Growth, Small Company Value and Tactical Maturity Bond Portfolios. In this capacity, it is responsible for the day-to-day investment management of these portfolios. Peregrine provides investment advisory services to corporate and public pension plans, profit sharing plans, savings investment plans, 401(k) plans, foundations and endowments. As of September 30, 2001, Peregrine managed approximately $9.1 billion in assets.

Schroder Investment Management ("Schroder"), located at 787 7th Avenue, New York, NY 10019, is the investment sub-adviser for the International Portfolio. In this capacity, it is responsible for the day-to-day investment management of the portfolio. Schroder provides investment management services to company retirement plans, foundations, endowments, trust companies and high net-worth individuals. As of September 30, 2001, Schroder managed $34 billion in assets.

Smith Asset Management Group ("Smith Group"), located at 200 Crescent Court, Suite 850, Dallas, Texas 75201, is the investment sub-adviser for the Disciplined Growth and Small Cap Value Portfolios. In this capacity, it is responsible for the day-to-day investment management of the portfolio. Smith Group provides investment management services to company retirement plans, foundations, endowments, trust companies, and high net-worth individuals using a disciplined equity style. As of September 30, 2001, the Smith Group managed over $1.2 billion in assets.

The sub-advisers are compensated for their services by Funds Management from the fees Funds Management receives for its services as adviser.

The Administrator
Funds Management provides the Funds with administrative services, including general supervision of each Fund's operation, coordination of the other services provided to each Fund, compilation of information for reports to the SEC and the state securities commissions, preparation of proxy statements and shareholder reports, and general supervision of data compilation in connection with preparing periodic reports to the Trust's Trustees and officers. Funds Management also furnishes office space and certain facilities to conduct each Fund's business. For providing these services, Funds Management is entitled to receive an annual fee of 0.15% of the average daily net assets of each Fund.

Shareholder Servicing Plan
We have a shareholder servicing plan for the Institutional Class shares of the Diversified Small Cap Fund. Under this plan, we have agreements with various shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services. For these services, the Institutional Class pays an annual fee of 0.10% of its average daily net assets.

The Transfer Agent
Boston Financial Data Services, Inc. ("BFDS") provides transfer agency and dividend disbursing services to the Funds. For providing these services, BFDS receives an annual fee and certain transaction-related fees, and is reimbursed for out-of-pocket expenses incurred on behalf of the Funds.

60  Wells Fargo & Company 401(k) Plan Funds Prospectus

Your Account
-------------------------------------------------------------------------------

This section tells you how Fund shares are priced, how to open an account and how to buy, sell or exchange Fund shares once your account is open.

Pricing Fund Shares

 . As with all mutual fund investments, the price you pay to purchase shares or the price you receive when you redeem shares is not determined until after a request has been received in proper form. The price of Fund shares is based on a Fund's NAV. The price at which a purchase or redemption of Fund shares is effected is based on the next calculation of NAV after the order is placed.
 .  Each Fund's investments are generally valued at current market prices.
   Securities are generally valued based on the last sale price during the regular trading session if the security trades on an exchange ("closing price"), and if there is no sale, based on latest quoted bid prices. Securities that are not traded primarily on an exchange generally are valued using latest quoted bid prices obtained by an independent pricing service. We may be required to depart from these general valuation methods and use fair value pricing methods to determine the values of certain investments if we believe that the latest closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value when the Fund calculates its NAV. The closing price or the latest quoted bid price of a security may not reflect its current value if, among other things, a significant event occurs after the closing price or quoted bid price but before a Fund calculates its NAV that materially affects the value of the security. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price. See the Statement of Additional Information for further disclosure.
 . We determine the NAV of each Funds' shares each business day as of the close of regular trading on the New York Stock Exchange ("NYSE"), which is usually 4:00 p.m. (ET). We determine the NAV by subtracting each Fund class's liabilities from its total assets, and then dividing the result by the total number of outstanding shares of that class. See the Statement of Additional Information for further disclosure.
 . We process requests to buy or sell shares of the Funds each business day as of the close of regular trading on the NYSE, which is usually 4:00 p.m.
   (ET). If the NYSE closes early, the Funds will close early and will value their shares at such earlier time under these circumstances. Requests we receive in proper form before this time are processed the same day.
   Requests we receive after the cutoff are processed the next business day.
 .  The Funds are open for business on each day the NYSE is open for business.
   NYSE holidays include New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. When any holiday falls on a weekend, the NYSE typically is closed on the weekday immediately before or after such holiday.

Minimum Investments
Institutions are required to make a minimum initial investment of $2,000,000 per Fund. There are no minimum subsequent investment requirements so long as your Institution maintains account balances at or above the minimum initial investment amount.

                          Wells Fargo & Company 401(k) Plan Funds Prospectus  61

Your Account                                                   How to Buy Shares
--------------------------------------------------------------------------------

Typically, Institutional Class shares are bought and held on your behalf by the Institution through which you are investing. Investors interested in purchasing Institutional Class shares of the Funds should contact an account representative at their Institution and should understand the following:

 .  Share purchases are made through a Customer Account at an Institution in accordance with the terms of the Customer Account involved;
 . Institutions are usually the holders of record of Institutional Class shares held through Customer Accounts and maintain records reflecting their customers' beneficial ownership of the shares;
 . Institutions are responsible for transmitting their customers' purchase and redemption orders to the Funds and for delivering required payment on a timely basis;
 . Institutions are responsible for delivering shareholder communications and voting information from the Funds, and for transmitting shareholder voting instructions to the Funds; and
 . Institutions may charge their customers account fees and may receive significant fees from us with respect to investments their customers have made with the Funds.
 . All purchases must be made with U.S. dollars and all checks must be drawn on U.S. banks.

62  Wells Fargo & Company 401(k) Plan Funds Prospectus

                                                              How to Sell Shares
--------------------------------------------------------------------------------

Institutional Class shares must be redeemed in accordance with the account agreement governing your Customer Account at the Institution. Please read the Customer Account agreement with your Institution for rules governing selling shares.

--------------------------------------------------------------------------------
GENERAL NOTES FOR SELLING SHARES
--------------------------------------------------------------------------------
 . We will process requests to sell shares at the first NAV calculated after a request in proper form is received. Requests received before the cutoff time are processed on the same business day.
 .  Redemption proceeds are usually wired to the redeeming Institution the following business day.
 . If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that supersede the directions in this Prospectus.
 . We reserve the right to delay payment of a redemption so that we may be reasonably certain that investments made by check or through ACH have been collected. Payments of redemptions also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.
 . Generally, we pay redemption requests in cash, unless the redemption request is for more than the lesser of $250,000 or 1% of the net assets of the Fund by a single shareholder over a ninety-day period. If a request for a redemption is over these limits, it may be to the detriment of existing shareholders to pay such redemption in cash. Therefore, we may pay all or part of the redemption in securities of equal value.

                          Wells Fargo & Company 401(k) Plan Funds Prospectus  63

Your Account                                                           Exchanges
--------------------------------------------------------------------------------

Exchanges between Wells Fargo Funds involve two transactions: a sale of shares of one Fund and the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

 .  You should carefully read the prospectus for the Fund into which you wish to exchange.
 .  You may make exchanges only between like share classes of non-money market
   Funds and the Service Class shares of money market Funds.
 . In order to discourage excessive exchange activity that could result in additional expenses and lower returns for the Funds, the Funds may restrict or refuse exchanges from market timers. You may be considered a market timer if you complete more than one exchange within a 3-month period, or seem to be following a timing pattern.

Generally, we will notify you at least 60 days in advance of any changes in the exchange rules.

Contact your account representative for further details.

64  Wells Fargo & Company 401(k) Plan Funds Prospectus

Other Information
--------------------------------------------------------------------------------

Income and Gain Distributions
The Funds in this Prospectus pay any distributions of net investment income and capital gain at least annually. Contact your Institution for distribution options.

Remember, distributions have the effect of reducing NAV per share by the amount distributed.

Taxes
The following discussion regarding federal income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important income tax considerations affecting the Funds and you as a shareholder. It is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for further income tax considerations.

As long as you hold Fund shares through a tax-advantaged account, such as a 401(k) plan, you will only be taxed on your investment through such account. Ordinarily, you will not be taxed if you sell or exchange Fund shares or receive distributions from the Fund until proceeds from the sale, exchange or distribution are distributed from the account to you. Please consult with your own tax adviser regarding the tax consequences to you of holding Fund shares through such an account.

                          Wells Fargo & Company 401(k) Plan Funds Prospectus  65

Table of Predecessors
--------------------------------------------------------------------------------

The Funds described in this Prospectus were created as part of the reorganization of the Stagecoach Family of Funds, advised by Wells Fargo Bank, and the Norwest Advantage Family of Funds, advised by NIM, into a single mutual fund complex. The reorganization followed the merger of the advisers' parent companies.

Each Fund listed below is an accounting survivor of a former Stagecoach Funds, Inc. or Norwest Advantage Funds fund, as indicated in the Table of Predecessors below. The performance histories and financial highlights of each Fund include the performance histories and financial highlights of the predecessor fund.

Wells Fargo Funds Trust                   Predecessor Fund
Strategic Income Fund                     Norwest Advantage Strategic Income Fund
Moderate Balanced Fund                    Norwest Advantage Moderate Balanced Fund
Growth Balanced Fund                      Norwest Advantage Growth Balanced Fund
Strategic Growth Allocation Fund          Norwest Advantage Aggressive Balanced-Equity Fund
Diversified Equity Fund                   Norwest Advantage Diversified Equity Fund
Large Company Growth Fund                 Norwest Advantage Large Company Growth Fund
Diversified Small Cap Fund                Norwest Advantage Diversified Small Cap Fund

66  Wells Fargo & Company 401(k) Plan Funds Prospectus

                                              This page intentionally left blank
--------------------------------------------------------------------------------

Description of Core Portfolios

----------------------------------------------------------------------------------------------------------------
PORTFOLIO                        OBJECTIVE
----------------------------------------------------------------------------------------------------------------
Disciplined Growth Portfolio     The Portfolio seeks capital appreciation by investing in common stocks of larger companies.

Equity Income Portfolio          The Portfolio seeks to provide long-term capital appreciation consistent with above-average dividend income.

Index Portfolio                  The Portfolio seeks to replicate the return of the S&P 500 Index with minimum tracking error and to minimize transaction costs.

International Portfolio          The Portfolio seeks to provide long-term capital appreciation by investing directly or indirectly in high-quality companies based outside the United
                                 States.

International Equity             The Portfolio seeks total return, with an emphasis on capital appreciation,
Portfolio                        over the long term by investing in equity securities of companies located or operating in developed non U.S. countries and in emerging markets of the world.

Large Cap Appreciation           The Portfolio seeks long-term capital appreciation.
Portfolio

Large Company Growth             The Portfolio seeks to provide long-term capital appreciation by investing
Portfolio                        primarily in large, high-quality domestic companies that the adviser believes have superior growth potential.

Managed Fixed Income             The Portfolio seeks consistent fixed-income returns by investing primarily in
Portfolio                        investment-grade intermediate-term securities.

Small Cap Index Portfolio        The Portfolio seeks to replicate the total return of the S&P Small Cap 600
                                 Index with minimum tracking error and to minimize transaction costs.

Small Cap Value Portfolio        The Portfolio seeks capital appreciation by  investing in common stocks of smaller companies.

Small Company Growth             The Portfolio seeks to provide long-term capital appreciation by investing in
Portfolio                        smaller domestic companies.

68  Wells Fargo & Company 401(k) Plan Funds Prospectus

-------------------------------------------------------------------------------
PRINCIPAL STRATEGIES
-------------------------------------------------------------------------------

The Portfolio invests primarily in the common stocks of companies that, in the view of the adviser, possess above-average potential for growth. We invest in a portfolio of securities with an average market capitalization greater than $5 billion.


The Portfolio invests primarily in the common stocks of large, high-quality domestic companies that have above-average return potential based on current market valuations and above-average dividend income. We invest principally in securities of companies with market capitalizations of $3 billion or more.


Under normal circumstances, the Portfolio holds stocks representing 100% of the capitalization-weighted market values of the S&P 500 Index.


The Portfolio invests primarily in securities of companies in developed international and emerging market countries that we believe are both politically and economically stable. The Portfolio may invest more than 25% of its total assets in investments in a particular country, region, or type of investment.


The Portfolio invests primarily in securities of companies in developed international and emerging market countries that we believe are both politically and economically stable. The Portfolio may invest more than 25% of its total assets in investments in a particular country, region, or type of investment. We apply a fundamentals-driven, value-oriented analysis to identify companies with above-average potential for long-term growth and total return capabilities.


In making investment decisions for the Portfolio, we consider the 1,000 largest publicly traded companies in the U.S., screening the stocks in this universe for a series of growth and value criteria. We invest principally in securities of companies with market capitalizations of $3 billion or more.


The Portfolio invests primarily in large companies that have superior growth potential. We invest principally in securities of companies with market capitalizations of $3 billion or more.


The Portfolio invests in a diversified portfolio of fixed- and variable-rate U.S. dollar-denominated, fixed-income securities of a broad spectrum of U.S. and foreign issuers including U.S. Government securities and the debt securities of financial institutions, corporations and others.


Under normal circumstances, the Portfolio will hold stocks representing 100% of the capitalization-weighted market value of the S&P 600 Small Cap Index.


The Portfolio invests primarily in common stocks of companies the adviser believes to be undervalued and likely to report a level of corporate earnings exceeding the level expected by investors. We invest principally in securities of companies with market capitalizations equal to or lower than the company with the largest market capitalization in the Russell 2000 Index, a small-capitalization range that is expected to change frequently.


The Portfolio invests primarily in the common stocks of small domestic companies that are either growing rapidly or completing a period of significant change. We invest principally in securities of companies with market capitalizations of $3 billion or less.

                          Wells Fargo & Company 401(k) Plan Funds Prospectus  69

Description of Core Portfolios
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
PORTFOLIO                        OBJECTIVE
-------------------------------------------------------------------------------------------------------------------
                                 The Portfolio seeks to provide long-term capital appreciation by investing primarily in common stocks of smaller companies whose market capitalization is
Small Company Value Portfolio    less than the largest stock in the Russell 2000 Index, which, as of December 31,
                                 2001 was $29.7 billion, but is expected to change frequently.

Stable Income Portfolio          The Portfolio seeks stability of principal while providing lower volatility total return.

Strategic Value Bond Portfolio   The Portfolio seeks total return by investing primarily in income-producing securities.

Tactical Maturity Bond           The Portfolio seeks positive total return each calendar year regardless of
Portfolio                        general bond market performance by investing in a portfolio of high quality
                                 U.S. Government securities and corporate fixed-income securities.

70  Wells Fargo & Company 401(k) Plan Funds Prospectus

--------------------------------------------------------------------------------
PRINCIPAL STRATEGIES
--------------------------------------------------------------------------------

In making investment decisions for the Portfolio, we focus on securities that are conservatively valued in the marketplace relative to the stock of comparable companies, determined by price/earnings ratios, cash flows, or other measures. We invest principally in securities of companies with market capitalizations equal to or lower than the company with the largest market capitalization in the Russell 2000 Index, a small-capitalization range that is expected to change frequently.


The Portfolio invests in short-term investment-grade securities which include mortgage-backed securities and U.S. Government obligations. We invest in fixed and variable rate U.S. dollar-denominated fixed-income securities of U.S. and foreign issuers, including U.S. Government obligations and the debt securities of financial institutions, corporations, and others.


The Portfolio invests in a broad range of debt securities in order to create a strategically diversified portfolio of fixed-income investments. These investments include corporate bonds, mortgage and other asset-backed securities, U.S. Government securities, preferred stock, convertible bonds, and foreign bonds.


The Portfolio invests in U.S. Government securities and corporate fixed-income investments rated within 1 of the 2 highest long-term rating categories, or that are unrated and determined by the adviser to be of comparable quality. The Portfolio's assets are divided into two components, short bonds with maturities of 2 years or less and long bonds with maturities of 25 years or more. During periods of falling prices, long bonds are sold to protect capital and limit losses. Conversely, when bond prices rise, long bonds are purchased. The dollar-weighted average maturity of the fund may vary between 1 and 30 years.

                          Wells Fargo & Company 401(k) Plan Funds Prospectus  71

Portfolio Managers
--------------------------------------------------------------------------------

David B. Breed, CFA
Diversified Equity Fund since 2001
Growth Balanced Fund since 2001
Moderate Balanced Fund since 2001
Strategic Income Fund since 2001
Strategic Growth Allocation Fund since 2001
Managing Director, Chief Executive Officer, Chief Investment Officer and founding partner of Cadence. He has managed separate equity accounts and has led the team of equity portfolio managers and analysts there since 1988. He earned his BA in Finance from the University of Massachusetts, and his MBA in Finance from the Wharton School of Business.

Patricia Burns, CFA
Strategic Growth Allocation Fund and its predecessor since 1998
Growth Balanced Fund and its predecessor since 1998
Moderate Balanced Fund and its predecessor since 1998
Strategic Income Fund and its predecessor since 1998
Ms. Burns joined Peregrine over ten years ago and is a Senior Vice President and Portfolio Manager for taxable fixed-income portfolios. She has been associated with Norwest Bank and its affiliates since 1983. Ms. Burns has her BA in Child Psychology/Sociology and her MBA from the University of Minnesota.

Tasso H. Coin, Jr., CFA
Strategic Growth Allocation Fund and its predecessor since 1997
Growth Balanced Fund and its predecessor since 1995
Moderate Balanced Fund and its predecessor since 1995
Strategic Income Fund and its predecessor since 1995
Mr. Coin joined Peregrine in 1995 as a Senior Vice President. His responsibilities include overseeing the Small Company Value Portfolio. Prior to 1995, Mr. Coin was a research officer at Lord Asset Management. Mr. Coin earned his BA in Economics from Loyola University of Chicago.

John S. Dale, CFA
Strategic Growth Allocation Fund and its predecessor since 1997
Growth Balanced Fund and its predecessor since 1989
Moderate Balanced Fund and its predecessor since 1989
Strategic Income Fund and its predecessor since 1989
Mr. Dale joined Peregrine in 1988 as a Senior Vice President and has managed large company growth portfolios since 1983, currently totaling assets in excess of $3 billion. Prior to joining Peregrine, Mr. Dale has been associated with Norwest Bank and its affiliates since 1968. Mr. Dale earned his BA in Marketing from the University of Minnesota.

Gary J. Dunn, CFA
Strategic Growth Allocation Fund and its predecessor since 1997
Growth Balanced Fund and its predecessor since 1989
Moderate Balanced Fund and its predecessor since 1989
Strategic Income Fund and its predecessor since 1989
Mr. Dunn joined WCM in 1998 as Principal for its Equity Income Team. WCM and NIM combined investment advisory services under the WCM name in 1999. Mr. Dunn formerly was the Director of Institutional Investments of NIM. He has been associated with Norwest or its affiliates as a Financial Analyst and Portfolio Manager since 1979. Mr. Dunn earned his BA in Economics from Carroll College.

72  Wells Fargo & Company 401(k) Plan Funds Prospectus

--------------------------------------------------------------------------------

William D. Giese, CFA
Strategic Growth Allocation Fund and its predecessor since 1997
Growth Balanced Fund and its predecessor since 1994
Moderate Balanced Fund and its predecessor since 1994
Strategic Income Fund and its predecessor since 1994
Mr. Giese joined Peregrine more than 10 years ago as a Senior Vice President and Portfolio Manager. His responsibilities include overseeing the Tactical Maturity Bond Portfolio. Mr. Giese has more than 20 years of experience in fixed-income securities management. Mr. Giese earned his BS in Civil Engineering from the Illinois Institute of Technology and his MBA from the University of Michigan.

John Huber, CFA
Strategic Growth Allocation Fund and its predecessor since 1998
Growth Balanced Fund and its predecessor since 1998
Moderate Balanced Fund and its predecessor since 1998
Strategic Income Fund and its predecessor since 1998
Mr. Huber joined Galliard at the firm's inception in 1995 as a Portfolio Manager. Currently, Mr. Huber is highly involved with portfolio management, strategy, issue selection and trading. Mr. Huber oversees the Stable Income Portfolio and the Strategic Value Bond Portfolio and specializes in corporate and taxable municipal securities. Prior to joining Galliard, Mr. Huber was an Assistant Portfolio Manager with NIM. In addition, he previously served as a Senior Analyst in Norwest Bank's Capital Market Credit Group. Mr. Huber earned his BA in Communications from the University of Iowa and his MBA from the University of Minnesota.

Richard Merriam, CFA
Strategic Growth Allocation Fund and its predecessor since 1997
Growth Balanced Fund and its predecessor since 1997
Moderate Balanced Fund and its predecessor since 1997
Strategic Income Fund and its predecessor since 1997
Mr. Merriam joined Galliard at the firm's inception in 1995. Currently, Mr. Merriam is a Managing Partner at Galliard. He is responsible for investment process and strategy. Mr. Merriam oversees the Strategic Value Bond Portfolio and Managed Fixed-Income Portfolios. Prior to joining Galliard, Mr. Merriam was Chief Investment Officer for Insight Management. Mr. Merriam earned his BA in Economics and English from the University of Michigan and his MBA from the University of Minnesota.

Robert B. Mersky, CFA
Strategic Growth Allocation Fund and its predecessor since 1997
Growth Balanced Fund and its predecessor since 1989
Moderate Balanced Fund and its predecessor since 1989
Strategic Income Fund and its predecessor since 1989
Mr. Mersky is founder, President and a Portfolio Manager at Peregrine. In 1984, Mr. Mersky and five other Senior Portfolio Managers founded Peregrine. Mr. Mersky is responsible for Peregrine's Small Cap Equity style and oversees the Small Company Growth Portfolio. Mr. Mersky has actively managed small cap stocks since 1973. Prior to joining Peregrine, Mr. Mersky had been associated with Norwest Bank since 1968; and his responsibilities included Senior Research Analyst, Portfolio Manager, Director of Research and Chief Investment Officer. Mr. Mersky earned his BS in Accounting from the University of Minnesota.

                          Wells Fargo & Company 401(k) Plan Funds Prospectus  73

Portfolio Managers
--------------------------------------------------------------------------------

Ajay Mirza, CFA
Strategic Growth Allocation Fund and its predecessor since 1998
Growth Balanced Fund and its predecessor since 1998
Moderate Balanced Fund and its predecessor since 1998
Strategic Income Fund and its predecessor since 1998
Mr. Mirza joined Galliard at the firm's inception in 1995 as a Portfolio Manager and Mortgage Specialist. Mr. Mirza oversees the Managed Income Fund Portfolio and specializes in mortgage and asset-backed securities. Prior to joining Galliard, Mr. Mirza was a research analyst at Insight Investment Management and at Lehman Brothers. Mr. Mirza earned his BE in Instrumentation from the Birla Institute of Technology (India), his MA in Economics from Tulane University, and his MBA from the University of Minnesota.

Gary E. Nussbaum, CFA
Strategic Growth Allocation Fund and its predecessor since 1997
Growth Balanced Fund and its predecessor since 1990
Moderate Balanced Fund and its predecessor since 1990
Strategic Income Fund and its predecessor since 1990
Mr. Nussbaum joined Peregrine in 1990 as a Vice President and Portfolio Manager where he has managed large company growth portfolios, currently totaling assets in excess of $3 billion. Mr. Nussbaum earned his BA in Finance and his MBA from the University of Wisconsin.

Michael Perelstein
Strategic Growth Allocation Fund and its predecessor since 1997
Growth Balanced Fund and its predecessor since 1997
Moderate Balanced Fund and its predecessor since 1997
Strategic Income Fund and its predecessor since 1997
Mr. Perelstein joined Schroder in 1997 as a Senior Vice President. Since 1999 he has served as Schroder's Senior Investment Officer. Mr. Perelstein currently manages international portfolios and has more than 24 years of investment experience that includes 17 years specializing in overseas investing. Prior to 1997, Mr. Perelstein was a Director and Managing Director at MacKay-Shields. Mr. Perelstein earned his BA in Economics from Brandeis University and his MBA from the University of Chicago.

Douglas G. Pugh, CFA
Strategic Growth Allocation Fund and its predecessor since 1997
Growth Balanced Fund and its predecessor since 1997
Moderate Balanced Fund and its predecessor since 1997
Strategic Income Fund and its predecessor since 1997
Mr. Pugh joined Peregrine in 1997 as a Senior Vice President. Mr. Pugh currently co-manages the Small Company Value Portfolio. Prior to 1997, Mr. Pugh was a Senior Equity Analyst and Portfolio Manager for Advantus Capital Management, an investment advisor firm. Mr. Pugh earned his BS in Finance and Business Administration from Drake University and his MBA from the University of Minnesota.

David L. Roberts, CFA
Strategic Growth Allocation Fund and its predecessor since 1997
Growth Balanced Fund and its predecessor since 1989
Moderate Balanced Fund and its predecessor since 1989
Strategic Income Fund and its predecessor since 1989
Mr. Roberts joined WCM in 1998 as the Equity Income Managing Director and simultaneously held this position at NIM until WCM and NIM combined investment advisory services under the WCM name in 1999. Mr. Roberts joined Norwest Corporation in 1972 as a Securities Analyst. He became Assistant Vice President Portfolio Manager in 1980 and was promoted to Vice President in 1982. He earned his BA in Mathematics from Carroll College.

74  Wells Fargo & Company 401(k) Plan Funds Prospectus

--------------------------------------------------------------------------------

Stephen S. Smith, CFA
Strategic Growth Allocation Fund and its predecessor since 1997
Growth Balanced Fund and its predecessor since 1997
Moderate Balanced Fund and its predecessor since 1997
Strategic Income Fund and its predecessor since 1997
Mr. Smith is Principal and Chief Executive Officer of the Smith Group. Mr. Smith manages the Disciplined Growth Portfolio and Small Cap Value Portfolio. Prior to 1995, Mr. Smith previously served as Senior Portfolio Manager with NationsBank. Mr. Smith earned his BS in Industrial Engineering and his MBA from the University of Alabama.

David D. Sylvester
Strategic Growth Allocation Fund and its predecessor since 1997
Growth Balanced Fund and its predecessor since 1996
Moderate Balanced Fund and its predecessor since 1996
Strategic Income Fund and its predecessor since 1996
Mr. Sylvester has been with Wells Fargo & Company and its predecessors in an investment management capacity for over 22 years. Mr. Sylvester joined WCM in 1998 as the firm's Executive Vice President for Liquidity Investments. He simultaneously held the position of Managing Director for Reserve Asset Management at NIM (since 1997) until WCM and NIM combined investment advisory services under the WCM name in 1999. Mr. Sylvester has over 25 years of investment experience. He specializes in portfolio and securities analysis, fixed-income trading and the ability to add stability and safety through maximizing fund diversification. He also manages structured and derivative securities, and institutional and personal trust assets. Mr. Sylvester attended the University of Detroit-Mercy.

Cynthia A. Tusan, CFA
Diversified Equity Fund since 2001
Growth Balanced Fund since 2001
Moderate Balanced Fund since 2001
Strategic Income Fund since 2001
Strategic Growth Allocation Fund since 2001
Ms. Tusan joined WCM in 1996 from Wells Fargo Bank, N.A., where she managed individual and institutional investment management and trust accounts since 1989. She earned her BA in economics from Bryn Mawr College and her MBA from the Anderson School of Management at the University of California.

Paul E. von Kuster, CFA
Strategic Growth Allocation Fund and its predecessor since 1997
Growth Balanced Fund and its predecessor since 1989
Moderate Balanced Fund and its predecessor since 1989
Strategic Income Fund and its predecessor since 1989
Mr. von Kuster joined Peregrine in 1984 as a Senior Vice President and Portfolio Manager. He currently co-manages the Small Company Growth Portfolio. Mr. von Kuster earned his BA in Philosophy from Princeton University.

                          Wells Fargo & Company 401(k) Plan Funds Prospectus  75

Portfolio Managers
--------------------------------------------------------------------------------

Laurie R. White
Strategic Growth Allocation Fund and its predecessor since 1998
Growth Balanced Fund and its predecessor since 1996
Moderate Balanced Fund and its predecessor since 1996
Strategic Income Fund and its predecessor since 1996
Ms. White has been with Wells Fargo & Company and its predecessors in an investment management capacity for over 10 years. Ms. White joined WCM in 1998 as a Managing Director and simultaneously was a Director for Reserves Asset Management at NIM (since 1997) until WCM and NIM combined investment advisory services under the WCM name in 1999. Ms. White has over 14 years of investment management experience and currently specializes in managing indexed portfolios and overlay strategies for institutional investors. Ms. White earned her BA in Political Science from Carleton College and her MBA from the University of Minnesota.

Wayne A. Wicker, CFA
Diversified Equity Fund since 2001
Growth Balanced Fund since 2001
Moderate Balanced Fund since 2001
Strategic Income Fund since 2001
Strategic Growth Allocation Fund since 2001
Mr. Wicker joined Cadence in 1998 and serves as a Senior Portfolio Manager and research generalist. Prior to joining Cadence, Mr. Wicker was Director of Investment Strategy at Howard Hughes Medical Institute, Manager and then Director of Employee Benefits at Dayton Hudson Corporation and a Financial Analyst at IDS Financial Services (now American Express Financial Adviser). He has 21 years of investment experience. Mr. Wicker earned his BA in Business Administration and his BA in Communications from the University of Washington. He earned his MBA in Finance from Michigan State University in 1984.

Sabrina Yih
Diversified Equity Fund since 2001
Growth Balanced Fund since 2001
Moderate Balanced Fund since 2001
Strategic Income Fund since 2001
Strategic Growth Allocation Fund since 2001
Ms. Yih joined WCM from the Columbia International Stock Fund, where she was a portfolio manager since December 1997. Over this period, her experience was focused on investing in Europe and Asia (exJapan), two of the International Equity Fund's largest regions. For eight years prior to that time, she was a portfolio manager for the Delphi International Fund for high net worth individuals. Ms. Yih received her BA in Economics from Mount Holyoke College, magna cum laude, in 1982, and her MBA from the J.L. Kellogg Graduate School of Management at Northwestern University in 1984. She is a Chartered Financial Analyst, a member of the Association of Investment Management and Research
(AIMR), and a member of the international Society of Financial Analysts.

76  Wells Fargo & Company 401(k) Plan Funds Prospectus

Glossary
--------------------------------------------------------------------------------

We provide the following definitions to assist you in reading this Prospectus. For a more complete understanding of these terms you should consult your investment professional.

ACH
Refers to the "Automated Clearing House" system maintained by the Federal Reserve Bank, which banks use to process checks, transfer funds and perform other tasks.

American Depositary Receipts ("ADRs")
Receipts for non-U.S. company stocks. The stocks underlying ADRs are typically held in bank vaults. The ADR's owner is entitled to any capital gains or dividends. ADRs are one way of owning an equity interest in foreign companies. Similar investments include European Depositary Receipts and Global Depositary Receipts.

Asset-Backed Securities
Securities consisting of an undivided fractional interest in pools of consumer loans, such as car loans or credit card debt, or receivables held in trust.

Below Investment-Grade
Securities rated BB or lower by S&P or Ba or lower by Moody's Investor Services, or that may be unrated securities or securities considered to be "high risk."

Business Day
Any day the New York Stock Exchange is open is a business day for the Funds.

Capital Appreciation, Capital Growth
An increase in the value of a security. See also "total return."

Capitalization
When referring to the size of a company, capitalization means the total number of a company's outstanding shares of stock multiplied by the price per share. This is one accepted method of measuring a company's size and is sometimes referred to as "market capitalization."

Current Income
Earnings in the form of dividends or interest as opposed to capital growth. See also "total return."

Debt Securities
Generally, a promise to pay interest and repay principal by a company sold as a security. The owner of the security is entitled to receive any such payments. Examples include bonds and mortgage- and other asset-backed securities and can include securities in which the right to receive interest and principal repayment has been sold separately.

Derivatives
Securities whose values are derived in part from the value of another security or index. An example is a stock option.

Distributions
Dividends and/or capital gains paid by a Fund on its shares.

Diversified
A diversified fund, as defined by the 1940 Act, is one that invests in cash, Government securities, other investment companies and no more than 5% of its total assets in a single issuer. These policies must apply to 75% of the Funds' total assets. Non-diversified funds are not required to comply with these investment policies.

                          Wells Fargo & Company 401(k) Plan Funds Prospectus  77

Glossary
--------------------------------------------------------------------------------

Duration
A measure of a security's or portfolio's sensitivity to changes in interest rates. Duration is usually expressed in years, with longer durations typically more sensitive to interest rate changes than shorter durations.

Emerging Markets
Markets associated with a country that is considered by international financial organizations, such as the International Finance Corporation and the International Bank for Reconstruction and Development, and the international financial community to have an "emerging" stock market. Such markets may be under-capitalized, have less-developed legal and financial systems or may have less stable currencies than markets in the developed world.

FDIC
The Federal Deposit Insurance Corporation. This is the company that provides federally sponsored insurance covering bank deposits such as savings accounts and CDs. Mutual funds are not FDIC insured.

Gateway Fund
A Fund that invests its assets in one or more core portfolios or other Funds of Wells Fargo Funds, instead of directly in securities to achieve its investment objective. Gateway funds investing in the same core portfolio or Fund can enhance their investment opportunities and reduce their expense ratios through sharing the costs and benefits of a larger pool of assets.

Illiquid Security
A security which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value determined by the Fund.

Institution
Banks, pension funds, insurance companies, trusts or similar entities. Institutions usually aggregate transactions with the Funds on behalf of groups of investors.

Liquidity
The ability to readily sell a security at a fair price.

Money Market Instruments
High-quality short-term instruments meeting the requirements of Rule 2a-7 of the Investment Company Act of 1940, such as bankers' acceptances, commercial paper, repurchase agreements and government obligations. In a money market fund, average portfolio maturity does not exceed 90 days, and all investments have maturities of 397 days or less at the time of purchase.

Net Asset Value ("NAV")
The value of a single fund share. It is determined by adding together all of a Fund's assets, subtracting accrued expenses and other liabilities, then dividing by the total number of shares.

Options
An option is the right to buy or sell a security based on an agreed upon price at a specified time. For example, an option may give the holder of a stock the right to sell the stock to another party, allowing the seller to profit if the price has fallen below the agreed price. Options may also be based on the movement of an index such as the S&P 500 Index.

Repurchase Agreement
An agreement between a buyer and seller of a security in which the seller agrees to repurchase the security at an agreed upon price and time.

78  Wells Fargo & Company 401(k) Plan Funds Prospectus

--------------------------------------------------------------------------------

Russell 2000 Index
An index comprised of the 2000 smallest firms listed on the Russell 3000 Index. The Russell 3000 Index is a listing of 3000 corporations by the Frank Russell Company that is intended to be representative of the U.S. economy. The Russell 2000 is considered a small cap index.

Selling Agent
A person who has an agreement with the Funds' distributors that allows them to sell a Fund's shares.

Shareholder Servicing Agent
Anyone appointed by the Fund to maintain shareholder accounts and records, assist and provide information to shareholders or perform similar functions.

S&P, S&P 500 Index
Standard and Poor's, a nationally recognized statistical ratings organization. S&P also publishes various indexes or lists of companies representative of sectors of the U.S. economy.

Statement of Additional Information
A document that supplements the disclosure made in the Prospectus.

Total Return
The annual return on an investment, including any appreciation or decline in share value. Total return calculations assume reinvestment of all dividends and capital gains, reflect fee waivers and exclude sales loads.

Turnover Ratio
The percentage of the securities held in a Fund's portfolio, other than short-term securities, that were bought or sold within a year.

Undervalued
Describes a stock that is believed to be worth more than its current price.

U.S. Government Obligations
Obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

                          Wells Fargo & Company 401(k) Plan Funds Prospectus  79

YOU MAY WISH TO REVIEW THE FOLLOWING DOCUMENTS:

STATEMENT OF ADDITIONAL INFORMATION
supplements the disclosures made by this Prospectus. The Statement of Additional Information has been filed with the SEC and incorporated by reference into this Prospectus and is legally part of this Prospectus.

ANNUAL/SEMI-ANNUAL REPORTS
provide certain financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance, over the reporting period.

THESE DOCUMENTS ARE AVAILABLE FREE OF CHARGE:
Call: 1-800-222-8222

Write to:
Wells Fargo Funds
P.O. Box 8266
Boston, MA 02266-8266; or

Visit the SEC's website at http://www.sec.gov

REQUEST COPIES FOR A FEE BY WRITING TO:
SEC Public Reference Room
Washington, DC 20549-6009; or
by electronic request at publicinfo@sec.gov
Call: 1-800-SEC-0330 for details

P020 (2/02)                                                     [LOGO]
ICA Reg.                                               Printed on Recycled Paper
No. 811-09253

             -----------------------------------------------------
             NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
             -----------------------------------------------------

                                                              [WELLS FARGO LOGO]

WELLS FARGO STOCK FUNDS
                                                                      ----------
                                                                      PROSPECTUS
                                                                      ----------


                                                               Equity Index Fund

                                                               OTC Growth Fund

                                                               Class O


                                                                February 1, 2002


Please read this Prospectus and keep it for future reference. It is designed to provide you with important information and to help you decide if a Fund's goals match your own.

These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission ("SEC"), nor has the SEC passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by Wells Fargo Bank, N.A. ("Wells Fargo Bank") or any of its affiliates. Fund shares are NOT insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation ("FDIC") or any other governmental agency. AN INVESTMENT IN A FUND INVOLVES CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

                        [THIS PAGE INTENTIONALLY LEFT BLANK]


Table of Contents                                                  Stock Funds
------------------------------------------------------------------------------
Overview                      Objectives and Principal Strategies            4

Important summary             Summary of Important Risks                     6
information about the         Performance History                            8
Funds.                        Summary of Expenses                           10
                              Key Information                               12

------------------------------------------------------------------------------
The Funds                     Equity Index Fund                             14

Important information         OTC Growth Fund                               18
about the individual          Additional Strategies and
Funds.                          General Investment Risks                    21
                              Organization and Management
                                of the Funds                                26

------------------------------------------------------------------------------
Your Investment               Your Account                                  30
How to open an                  How to Buy Shares                           32
account and how to              How to Sell Shares                          33
buy and sell Fund
shares.

------------------------------------------------------------------------------
Reference                     Additional Services and
                                Other Information                           34
Additional information        Portfolio Managers                            36
and term definitions.         Glossary                                      38


Stock Funds Overview
--------------------------------------------------------------------------------
See the individual Fund descriptions in this Prospectus for further details. Words appearing in italicized print and highlighted in color are defined in the Glossary.


--------------------------------------------------------------------------------
FUND                      OBJECTIVE
--------------------------------------------------------------------------------
                          Seeks to approximate the total rate of return of
 Equity Index Fund        substantially all common stocks comprising the
                          S&P 500 Index.

 OTC Growth Fund          Seeks long-term capital appreciation.

4    Stock Funds Prospectus

--------------------------------------------------------------------------------
PRINCIPAL STRATEGY
--------------------------------------------------------------------------------

We invest in common stocks to replicate the S&P 500 Index, before fees and expenses. We invest in each company comprising the S&P 500 Index in proportion to its weighting in the S&P 500 Index. Regardless of market conditions, we attempt to achieve at least a 95% correlation between the performance of the S&P 500 Index and the Fund's investment results, before fees and expenses.


We invest in a portfolio of securities whose characteristics resemble those of the Nasdaq 100 Index. We select stocks from within and outside the Index using quantitative investment techniques that evaluate factors such as strong positive earnings estimate revisions over the prior three months, and stock price movement over the preceding twelve months, to attempt to outperform the Nasdaq 100 Index over time. We invest in companies that we consider to be leaders within their respective industries, that have the potential to maintain a competitive advantage through the introduction of innovative products and services, or that we believe otherwise represent the so-called "new economy." We normally invest in 70-85 common stocks selected based on our assessment of their potential to enhance portfolio performance.

                                                     Stock Funds Prospectus    5

Summary of Important Risks
--------------------------------------------------------------------------------
This section summarizes important risks that relate to an investment in the Funds. All are important to your investment choice. Additional information about these and other risks is included in:

 .   the individual Fund Descriptions later in this Prospectus;

 .   the "Additional Strategies and General Investment Risks" section beginning on page 21; and

 .   the Fund's Statement of Additional Information.

An investment in a Fund is not a deposit of Wells Fargo Bank or any of its affiliates and is not insured or guaranteed by the FDIC or any other government agency. It is possible to lose money by investing in a Fund.

--------------------------------------------------------------------------------
COMMON RISKS FOR THE FUNDS
--------------------------------------------------------------------------------
Equity Securities
The Funds invest in equity securities, which are subject to equity market risk. This is the risk that stock prices will fluctuate and can decline and reduce the value of a Fund's portfolio. Certain types of stocks and certain individual stocks selected for a Fund's portfolio may underperform or decline in value more than the overall market. Growth style stocks are selected in part based on their prospects for future earnings, which may not be realized.

Foreign Investments
The Funds make foreign investments, which are subject to additional risks, including potentially less liquidity and greater price volatility. These additional risks include those related to adverse political, regulatory, market or economic developments, and foreign markets can and often do perform differently from U.S. markets. Foreign investments are made through investments in American Depositary Receipts (ADRs) and other similar investments. Similar investments (European and Global Depositary Receipts) are receipts for stock deposited in foreign banks and trust companies, trade across foreign and domestic markets, and can involve greater risks than ADRs.

6   Stock Funds Prospectus

--------------------------------------------------------------------------------
FUND-SPECIFIC RISKS
--------------------------------------------------------------------------------
Equity Index Fund
The Fund is subject to the risks described under "Common Risks for the Funds" on page 6. Funds that track the performance of an index do so whether the index rises or falls.

OTC Growth Fund
The Fund is subject to the risks described under "Common Risks for the Funds" on page 6. The Fund may invest a relatively high percentage of its assets in a limited number of issuers and is therefore considered to be non-diversified. A non-diversified fund is more susceptible to financial, market or economic events affecting the particular issuers and industry sectors in which it invests.

There can be no assurance that our stock selection and investment strategy will be successful in outperforming the Nasdaq 100 Index. Our ability to outperform the Nasdaq 100 Index may also be affected by, among other things, transaction costs and shareholder purchases and redemptions.

                                                      Stock Funds Prospectus   7

Performance History
--------------------------------------------------------------------------------

The following information shows you how each Fund has performed and illustrates the variability of a Fund's returns over time. Each Fund's average annual returns for one-, five- and ten-year periods (or inception as applicable) are compared to the performance of an appropriate broad-based index. "Since Inception" information shown for a broad-based index reflects the published return closest to the Fund's inception date.

Please remember that past performance is no guarantee of future results.


Equity Index Fund Class O Calendar Year Returns*

  [GRAPHIC]

'92     6.59%
'93     8.91%
'94     0.42%
'95    35.99%
'96    21.66%
'97    31.89%
'98    27.67%
'99    20.12%
'00    (9.42)%
'01   (12.16)%

Best Qtr.: Q4 '98 . 21.06%                      Worst Qtr.: Q3 '01 . (14.78)%

* Performance shown prior to February 1, 1999 reflects the performance of the Class A shares, which incepted January 25, 1984, and does not reflect sales charges applicable to those shares. If it did, performance would be lower. Sales charges are not applicable to the Class O shares.

Average annual total return
for the period ended 12/31/01                 1 year       5 years      10 years

Class O (Incept. 2/1/99)/1/                  (12.16)%       10.14%       12.15%

S&P 500 Index/2/                             (11.88)%       10.70%       12.93%

/1/ Performance shown for this Class prior to inception reflects the performance of the Class A shares, which incepted on January 25, 1984, and includes the maximum sales charges applicable to this class. Performance shown for periods prior to December 15, 1997 reflects the performance of the Stagecoach Corporate Stock Fund, a predecessor portfolio with the same investment objective and policies of the Fund. Sales charges are not applicable to the Class O Shares.

/2/ S&P 500 is a registered trademark of Standard and Poor's.

8    Stock Funds Prospectus

OTC Growth Fund Class O Calendar Year Returns

[GRAPHIC]

'01   (33.59)%

Best Qtr.: Q4 '01 . 30.42%              Worst Qtr.: Q1 '01 . (35.58)%

Average annual total return                                Since
for the period ended 12/31/01              1 year        Inception

Class O (Incept. 8/3/00)                   (33.59)%       (44.46)%

Nasdaq 100 Index                           (32.65)%       (44.26)%

                                                     Stock Funds Prospectus    9

Stock Funds
--------------------------------------------------------------------------------

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in a Fund. These tables do not reflect charges that may be imposed in connection with an account through which you hold Fund shares. A broker/dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service, or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.


--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------

                                                                              Equity Index         OTC Growth
                                                                                  Fund                Fund
                                                                          ---------------------------------------
                                                                                CLASS O              CLASS O
-----------------------------------------------------------------------------------------------------------------
Maximum sales charge (load)
imposed on purchases (as a percentage of offering price)                         None                  None

Maximum deferred sales charge (load) (as a percentage of the lower of
the Net Asset Value ("NAV") at purchase or the NAV at redemption)                None                  None
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
                                                                             Equity Index          OTC Growth
                                                                                 Fund                  Fund
                                                                          ---------------------------------------
                                                                                CLASS O             CLASS O
-----------------------------------------------------------------------------------------------------------------
Management Fees                                                                 0.25%                0.65%
Distribution (12b-1) Fees                                                       0.00%                0.00%
Other Expenses/1/                                                               1.39%                0.86%
----------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                            1.64%                1.51%
----------------------------------------------------------------------------------------------------------------
Fee Waivers                                                                     1.14%                0.21%
----------------------------------------------------------------------------------------------------------------
NET EXPENSES/2/                                                                 0.50%                1.30%
----------------------------------------------------------------------------------------------------------------

/1/ Other Expenses may include expenses payable to affiliates of Wells Fargo
    Bank, N.A.

/2/ The adviser has committed through January 31, 2003 to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown.

10   Stock Funds Prospectus

                                                             Summary of Expenses
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EXAMPLE OF EXPENSES
--------------------------------------------------------------------------------

These examples are intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. The examples assume a fixed rate of return and that fund operating expenses remain the same. Your actual costs may be higher or lower than those shown.

You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you redeem your shares at the end of each period:

                             EQUITY INDEX       OTC GROWTH
                                 FUND              FUND
                             ------------       ----------
                               CLASS O            CLASS O
-------------------------------------------------------------
 1 YEAR                         $   51             $  132
 3 YEARS                        $  405             $  457
 5 YEARS                        $  784             $  804
10 YEARS                        $1,848             $1,784
--------------------------------------------------------------

                                                   Stock Funds Prospectus    11

Key Information
--------------------------------------------------------------------------------
In this Prospectus,"we" generally refers to Wells Fargo Funds Trust (the "Trust"), or Wells Fargo Funds Management, LLC ("Funds Management"), the Funds' investment adviser. "We" may also refer to the Funds' other service providers. "You" refers to the shareholder or potential investor.

--------------------------------------------------------------------------------
Important information you should look for as you decide to invest in a Fund:
The summary information on the previous pages is designed to provide you with an overview of each Fund. The sections that follow provide more detailed information about the investments and management of each Fund.

--------------------------------------------------------------------------------
Investment Objective and Investment Strategies
The investment objective of each Fund in this Prospectus is non-fundamental, that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for each Fund tells you:

 .   what the Fund is trying to achieve;
 .   how we intend to invest your money; and
 .   what makes the Fund different from the other Fund offered in this
    Prospectus.

--------------------------------------------------------------------------------
Permitted Investments
A summary of the Fund's key permitted investments and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis. Percentages of the "Fund's assets" are measured as percentages of net assets plus borrowings for investment purposes.

--------------------------------------------------------------------------------
Important Risk Factors
Describes the key risk factors for the Fund, and includes risks described in the "Summary of Important Risks" and "Additional Strategies and General Investment Risks" sections.

Words appearing in italicized print and highlighted in color are defined in the Glossary.

12   Stock Funds Prospectus

                                              This page intentionally left blank
--------------------------------------------------------------------------------

Equity Index Fund
--------------------------------------------------------------------------------

Portfolio Managers: David D. Sylvester; Laurie R. White

--------------------------------------------------------------------------------
Investment Objective
The Equity Index Fund seeks to approximate to the extent practicable the total rate of return of substantially all common stocks comprising the S&P 500 Index before fees and expenses.

--------------------------------------------------------------------------------
Investment Strategies
We invest in common stocks to replicate the S&P 500 Index. We do not individually select common stocks on the basis of traditional investment analysis. Instead, we invest in each company comprising the S&P 500 Index in proportion to its weighting in the S&P 500 Index. We attempt to achieve at least a 95% correlation between the performance of the S&P 500 Index and our investment results, before fees and expenses. This correlation is sought regardless of market conditions.

A precise duplication of the performance of the S&P 500 Index would mean that the NAV of Fund shares, including dividends and capital gains would increase or decrease in exact proportion to changes in the S&P 500 Index. Such a 100% correlation is not feasible. We continuously monitor the performance and composition of the S&P 500 Index and adjust the Fund's portfolio as necessary to reflect any changes to the S&P 500 Index and to maintain a 95% or better performance correlation before fees and expenses.

--------------------------------------------------------------------------------
Permitted Investments
Under normal circumstances, we invest:

 . at least 80% of the Fund's assets in a diversified portfolio of equity securities designed to replicate the holdings and weightings of the stocks listed in the S&P 500 Index;
 .  in stock index futures and options on stock indexes as a substitute for comparable position in the underlying securities; and . in interest-rate futures contracts, options or interest-rate swaps and index swaps.

14   Stock Funds Prospectus

--------------------------------------------------------------------------------
Important Risk Factors

The Fund is subject to the risks described under "Common Risks for the Funds" on page 6. Funds that track the performance of an index do so whether the index rises or falls. Our ability to track the performance of the S&P 500 Index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

You should consider these risks, along with the "Additional Strategies and General Investment Risks" section beginning on page 21. These considerations are all important to your investment choice.

                                                    Stock Funds Prospectus    15

Equity Index Fund                                           Financial Highlights
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years (or since inception, if shorter). Total returns represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund's financial statements, is also contained in the Fund's annual report, a copy which is available upon request.

                                                         --------------------------------------------
                                                          CLASS O SHARES/1/
                                                         --------------------------------------------
For the period ended:                                     Sept. 30,        Sept. 30,        Sept. 30,
                                                            2001             2000             1999
                                                         --------------------------------------------
Net asset value, beginning of period                     $  85.62          $ 78.73           $78.00

Income from investment operations:
  Net investment income (loss)                               3.03            (0.35)            0.44
  Net realized and unrealized gain (loss)
    on investments                                         (23.72)           10.45             0.45

Total from investment operations                           (20.69)           10.10             0.89

Less distributions:
  Dividends from net investment income                      (0.62)            0.00            (0.16)
  Distributions from net realized gain                      (9.54)           (3.21)            0.00

Total from distributions                                   (10.16)           (3.21)           (0.16)

Net asset value, end of period                           $  54.77          $ 85.62           $78.73

Total return/2/                                            (26.88)%          12.87%            0.94%

Ratios/supplemental data:
 Net assets, end of period (000s)                        $    298          $10,010           $    0

Ratios to average net assets (annualized):
 Ratio of expenses to average net assets                     0.50%            0.50%            0.00%
 Ratio of net investment income (loss) to
  average net assets                                         0.96%            0.81%            1.39%

Portfolio turnover                                              4%               8%               6%

Ratio of expenses to average net assets prior
 to waived fees and reimbursed expenses                      1.64%            0.69%            0.75%

/1/ This Class of shares commenced operations on February 1, 1999.
/2/ Total returns for periods of less than one year are not annualized. Total returns would have been lower had certain expenses not been waived or reimbursed during the periods shown.

16   Stock Funds Prospectus

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

OTC Growth Fund
--------------------------------------------------------------------------------

     Portfolio Managers: Greg W. Golden, CFA; Jeff C. Moser, CFA

     ---------------------------------------------------------------------------
     Investment Objective
     The OTC Growth Fund seeks long-term capital appreciation.

     ---------------------------------------------------------------------------
     Investment Strategies
     The Fund invests in 70-85 common stocks whose industry sector mix and market capitalization range characteristics resemble those of the Nasdaq 100 Index and that we have selected based on their potential to outperform the Index over the long term. While a majority of total assets will be invested in securities that are part of the Nasdaq 100 Index, the Fund does not attempt to replicate the composition of the Index. We use quantitative investment techniques that evaluate factors such as strong positive earnings estimate revisions over the prior three months, stock price momentum over the preceding twelve months, and the potential for meeting or exceeding analyst earnings estimates. We invest in companies that we consider to be leaders within their respective industries, or that have the potential to maintain a competitive advantage through the introduction of innovative products and services. We invest primarily in the stocks of large, non-financial U.S. companies that we believe have superior growth potential, including computer hardware, software, telecommunications, retail/wholesale trade and biotechnology.

     Because we retain the flexibility to invest in a relatively small number of stocks, the Fund is considered to be non-diversified.

     ---------------------------------------------------------------------------
     Permitted Investments
     Under normal circumstances, we invest:

     . in a portfolio of 70-85 common stocks whose industry sector mix and market capitalization range characteristics resemble those of the Nasdaq 100 Index;
     . at least 80% of the Fund's assets in securities offered in the "over-the-counter" markets;
     . in stock index futures and options on stock indexes as a substitute for comparable positions in the underlying securities; and
     .   in index swaps.

18   Stock Funds Prospectus

--------------------------------------------------------------------------------

Important Risks and Other Considerations
The Fund is subject to the risks described under "Common Risks for the Funds" on page 6. We may invest a relatively high percentage of the Fund's assets in a limited number of issuers and the Fund is therefore considered to be non-diversified. A non-diversified fund is more susceptible to financial, market or economic events affecting the particular issuers and industry sectors in which it invests.

There can be no assurance that our stock selection and investment strategy will be successful in outperforming the Nasdaq 100 Index. Our ability to outperform the Nasdaq 100 Index may also be affected by, among other things, transaction costs and shareholder purchases and redemptions.

At the discretion of the Board of Trustees, the Fund may become a gateway fund in a "core and gateway" structure. A gateway fund invests substantially all of its assets in one or more core portfolios and other Wells Fargo Funds whose objectives and investment strategies are consistent with the Fund's investment objective. Gateway funds can enhance their investment opportunities and reduce their expenses through sharing the costs and benefits of a larger pool of assets. Core portfolios offer their shares to multiple gateway funds and other core portfolios rather than directly to the public. Certain administrative and other fees and expenses are charged to both the gateway fund and the core portfolio(s). The services provided and fees charged to a gateway fund are in addition to and not duplicative of the services provided and fees charged to the core portfolios. Fees relating to investments in other stand-alone Funds are waived to the extent that they are duplicative, or would exceed certain defined limits. Although shareholder approval is not required to make this change, we will notify you if the Board elects this structure.

                                                    Stock Funds Prospectus    19

OTC Growth Fund                                             Financial Highlights
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years (or since inception, if shorter). Total returns represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.

                                                     CLASS O SHARES/1/
                                                     -----------------------------------
For the period ended:                                  Sept. 30,           Sept. 30,
                                                         2001                2000
                                                     -----------------------------------
Net asset value, beginning of period                    $  10.08          $ 10.00

Income from investment operations:
  Net investment income (loss)                             (0.05)           (0.01)
  Net realized and unrealized gain (loss)
    on investments                                         (6.65)            0.09

Total from investment operations                           (6.70)            0.08

Less distributions:
  Dividends from net investment income                      0.00             0.00
  Distributions from net realized gain                     (0.06)            0.00

Total from distributions                                   (0.06)            0.00

Net asset value, end of period                          $   3.32          $ 10.08

Total return/2/                                           (66.82)%           0.80%

Ratios/supplemental data:
  Net assets, end of period (000s)                      $ 17,575          $28,545

Ratios to average net assets (annualized):
  Ratio of expenses to average net assets                   1.30%            1.30%
  Ratio of net investment income (loss) to
    average net assets                                     (1.12)%          (0.73)%

Portfolio turnover                                            80%               9%

Ratio of expenses to average net assets prior
  to waived fees and reimbursed expenses                    1.51%            1.62%

/1/ This Class of shares commenced operations on August 3, 2000.
/2/ Total returns for periods of less than one year are not annualized. Total returns would have been lower had certain expenses not been waived or reimbursed during the periods shown.

20   Stock Funds Prospectus

Additional Strategies and General Investment Risks
--------------------------------------------------------------------------------

Investment practices and risk levels are carefully monitored. Every attempt is made to ensure that the risk exposure for each Fund remains within the parameters of its objective and strategies.

We may temporarily hold assets in cash or money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments, to either maintain liquidity or for short-term investment purposes when we believe it is in the best interest of shareholders to do so. During these periods, a Fund may not achieve its objective.

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. You should carefully consider the risks common to investing in all mutual funds, including the Wells Fargo Funds. Certain common risks are identified in the "Summary of Important Risks" section on page 6. Other risks of mutual fund investing include the following:

 .   Unlike bank deposits, such as CDs or savings accounts, mutual funds are not insured by the FDIC.

 .   We cannot guarantee that a Fund will meet its investment objective.

 .   We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" any investment loss you may suffer, nor can anyone we contract with to provide services, such as selling agents or investment advisers, offer or promise to make good any such losses.

 .   Share prices--and therefore the value of your investment--will increase and decrease with changes in the value of the underlying securities and other investments. This is referred to as price volatility.

 .   An investment in a single Fund, by itself, does not constitute a complete investment plan.

 .   The Funds may invest in foreign securities through American Depositary
    Receipts ("ADRs") and similar investments, which are subject to additional risks, such as less liquidity and greater price volatility. These investments may also be subject to special risks associated with international trade, including currency, political, regulatory and diplomatic risk.

                                                     Stock Funds Prospectus   21

Additional Strategies and General Investment Risks

 .   The Funds may also use various derivative instruments, such as options or futures contracts. The term "derivatives" covers a broad range of investments, but in general it refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. Some derivatives may be more sensitive to interest rate changes or market moves, and some may be susceptible to changes in yields or values due to their structure or contract terms.

What follows is a general list of the types of risks (some of which are described previously) that may apply to a given Fund and a table showing some of the additional investment practices that each Fund may use and the key risks associated with them. Additional information about these practices is available in the Statement of Additional Information.

Concentration Risk--The risk that investing portfolio assets in a single industry or industries exposes the portfolio to greater loss from adverse changes affecting the industry.

Counter-Party Risk--The risk that the other party in a repurchase agreement or other transaction will not fulfill its contract obligation.

Currency Risk--The risk that a change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of an investment made in a security denominated in that foreign currency.

Leverage Risk--The risk that a practice, such as lending portfolio securities or engaging in forward commitment or when-issued securities transactions, may increase a Fund's exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

Liquidity Risk--The risk that a security cannot be sold at the time desired, or cannot be sold without adversely affecting the price.

Market Risk--The risk that the value of a stock, bond or other security will be reduced by market activity. This is a basic risk associated with all securities.

22   Stock Funds Prospectus

--------------------------------------------------------------------------------

Non-Diversification Risk--The risk that, because the percentage of a non-diversified fund's assets that may be invested in the securities of a single issuer is not limited by the 1940 Act, greater investment in a single issuer makes a fund more susceptible to financial, economic or market events impacting the issuer. (A "diversified" investment company is required by the 1940 Act generally, with respect to 75% of its total assets, to invest not more than 5% of such assets in the securities of a single issuer.)

Regulatory Risk--The risk that changes in government regulations will adversely affect the value of a security. Also the risk that an insufficiently regulated market might permit inappropriate practices that adversely affect an investment.

In addition to the general risks discussed above and under "Summary of Important Risks," you should carefully consider and evaluate any special risks that may apply to investing in a particular Fund. See the "Important Risk Factors"
section in the summary for each Fund. You should also see the Statement of Additional Information for additional information about the investment practices and risks particular to each Fund.

                                                     Stock Funds Prospectus   23

Additional Strategies and General Investment Risks
--------------------------------------------------------------------------------

Investment Practice/Risk
The following table lists certain regular investment practices of the Funds, including some not disclosed in the Investment Objective and Investment Strategies sections of the Prospectus. The risks indicated after the description of the practice are NOT the only potential risks associated with that practice, but are among the more prominent. Market risk is assumed for each Fund. See the Statement of Additional Information for more information on these practices.

Remember, each Fund is designed to meet different investment needs and objectives.

                                                                                    EQUITY            OTC
                                                                                     INDEX           GROWTH
-----------------------------------------------------------------------------------------------------------
INVESTMENT PRACTICE                                          PRINCIPAL RISKS
-----------------------------------------------------------------------------------------------------------
Borrowing Policies
The ability to borrow money for temporary                    Leverage Risk           X                X
purposes (e.g. to meet shareholder redemptions).

Foreign Securities
Equity securities issued by a non-U.S. company               Regulatory,
in the form of an American Depositary Receipt                Liquidity and           X                X
or similar investment.                                       Currency Risk

Forward Commitment, When-Issued and Delayed
Delivery Transactions
Securities bought or sold for delivery at a later            Leverage Risk           X                X
date or bought or sold for a fixed price at a
fixed date.

Illiquid Securities
A security which may not be sold or disposed of in the       Liquidity Risk          X                X
ordinary course of business within seven days at
the value determined by the Fund. Limited to 15%
of net assets.


24   Stock Funds Prospectus


                                                                                 EQUITY            OTC
                                                                                  INDEX           GROWTH
---------------------------------------------------------------------------------------------------------
INVESTMENT PRACTICE                                          PRINCIPAL RISKS
---------------------------------------------------------------------------------------------------------

Loans of Portfolio Securities
The practice of loaning securities to brokers, dealers       Counter-Party
and financial institutions to increase return on those       and Leverage Risk       X                X
securities. Loans may be made up to 1940 Act
limits (currently one-third of total assets including
the value of the collateral received).

Options
The right or obligation to receive or deliver a security     Liquidity Risk          X                X
or cash payment depending on the security's price or the
performance of an index or benchmark. Types of options
used may include: options on securities, options on a
stock index, stock index futures and options on stock
index futures to protect liquidity and portfolio value.

Other Mutual Funds
Investments by the Fund in shares of other mutual funds,     Market Risk             X                X
which will cause Fund shareholders to bear a pro rata
portion of the other fund's expenses, in addition
to the expenses paid by the Fund.

Privately Issued Securities
Securities that are not publicly traded but which may        Counter-Party Risk      X                X
or may not be resold in accordance with Rule 144A
under the Securities Act of 1933.

Repurchase Agreements
A transaction in which the seller of a security              Liquidity Risk          X                X
agrees to buy back a security at an agreed upon
time and price, usually with interest.

                                                     Stock Funds Prospectus   25

Organization and Management of the Funds
--------------------------------------------------------------------------------

A number of different entities provide services to the Funds. This section shows how the Funds are organized, lists the entities that perform different services, and explains how these service providers are compensated. Further information is available in the Statement of Additional Information for the Funds.


About Wells Fargo Funds Trust
The Trust was organized as a Delaware business trust on March 10, 1999. The Board of Trustees of the Trust supervises each Fund's activities, monitors its contractual arrangements with various service providers and decides upon matters of general policy.

The Trust was created to succeed to the assets and operations of the various mutual funds in the Stagecoach Family of Funds and the Norwest Advantage Family of Funds. The holding company of Wells Fargo Bank, the investment adviser to the Stagecoach Family of Funds, and the holding company of Norwest Investment Management, Inc., ("NIM") the investment adviser to the Norwest Advantage Family of Funds, merged in November 1998.

The Board of Trustees of the Trust supervises the Fund's activities and approves the selection of various companies hired to manage the Fund's operation. The major service providers are described in the diagram below. Except for the advisers, which generally may be changed only with shareholder approval, if the Board believes that it is in the best interests of the shareholders, it may change service providers.

26   Stock Funds Prospectus

------------------------------------------------------------------------------------------------
                                     BOARD OF TRUSTEES
------------------------------------------------------------------------------------------------
                              Supervises the Funds' activities
------------------------------------------------------------------------------------------------
INVESTMENT ADVISER                                               CUSTODIAN
------------------------------------------------------------------------------------------------
Wells Fargo Funds Management, LLC              Wells Fargo Bank Minnesota, N.A.
525 Market St., San Francisco, CA              6th Street & Marquette, Minneapolis, MN
Manages the Funds' investment activities       Provides safekeeping for the Funds' assets
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
                                  INVESTMENT SUB-ADVISERS
------------------------------------------------------------------------------------------------
                                      Varies by Fund
                         See Individual Fund Descriptions for Details
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
                                                                               SHAREHOLDER
                                            TRANSFER                            SERVICING
   ADMINISTRATOR                             AGENT                                AGENTS
------------------------------------------------------------------------------------------------
 Wells Fargo Funds                     Boston Financial Data                  Various Agents
 Management, LLC                       Services, Inc.
 525 Market St.                        Two Heritage Dr.
 San Francisco, CA                     Quincy, MA

 Manages the Funds'                    Maintains records of shares and        Provide services to
 business activities                   supervises the paying of dividends     customers
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
                             FINANCIAL SERVICES FIRMS AND SELLING AGENTS
------------------------------------------------------------------------------------------------
                    Advise current and prospective shareholders on Fund investments
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
                                           SHAREHOLDERS
------------------------------------------------------------------------------------------------

                                                     Stock Funds Prospectus   27

Organization and Management of the Funds
--------------------------------------------------------------------------------

The Investment Adviser
Funds Management serves as the investment adviser for each of the Funds. Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company, was created to succeed to the mutual fund advisory responsibilities of Wells Fargo Bank and is an affiliate of Wells Fargo Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. The Funds' adviser is responsible for developing the investment policies and guidelines for the Funds, and for supervising the sub-advisers who are responsible for the day-to-day portfolio management of the Funds. As of September 30, 2001, Funds Management and its affiliates managed over $155 billion in assets. For providing these services, Funds Management is entitled to receive fees as described in the "Summary of Expenses" section at the front of this Prospectus.


The Sub-Advisers
Wells Capital Management Incorporated ("WCM"), a wholly owned subsidiary of Wells Fargo Bank, N.A., located at 525 Market Street, 10th Floor, San Francisco, CA 94105, is the sub-adviser for the Equity Index Fund. In this capacity, it is responsible for the day-to-day investment management activities of the Fund. WCM provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies and high net-worth individuals. As of September 30, 2001, WCM provided investment advisory services for over $99 billion in assets.

Golden Capital Management, located at Two Resource Square, 10926 David Taylor Drive, Suite 180, Charlotte, NC 28262, is the sub-adviser for the OTC Growth Fund. In this capacity, it is responsible for the day-to-day investment activities of the Fund. Golden provides equity investment management services for institutions and high net-worth individuals. As of September 30, 2001, Golden managed assets in excess of $426 million.

28   Stock Funds Prospectus

--------------------------------------------------------------------------------

The Administrator
Funds Management provides the Funds with administrative services, including general supervision of each Fund's operation, coordination of the other services provided to each Fund, compilation of information for reports to the SEC and the state securities commissions, preparation of proxy statements and shareholder reports, and general supervision of data compilation in connection with preparing periodic reports to the Trust's Trustees and officers. Funds Management also furnishes office space and certain facilities to conduct each Fund's business. For providing these services, Funds Management is entitled to receive an annual fee of 0.15% of the average daily net assets of each Fund.

Shareholder Servicing Plan
We have a shareholder servicing plan for each Fund. We have agreements with various shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services. For these services, each Fund pays an annual fee of 0.25% of its average daily net assets.

The Transfer Agent
Boston Financial Data Services, Inc. ("BFDS") provides transfer agency and dividend disbursing services to the Funds. For providing these services, BFDS receives an annual fee and certain transaction-related fees, and is reimbursed for out-of-pocket expenses incurred on behalf of the Funds.

                                                     Stock Funds Prospectus   29

Your Account
--------------------------------------------------------------------------------

This section tells you how Fund shares are priced, how to open an account and how to buy and sell Fund shares once your account is open.

Pricing Fund Shares

 .   As with all mutual fund investments, the price you pay to purchase shares or the price you receive when you redeem shares is not determined until after a request has been received in proper form. The price of Fund shares is based on the Fund's NAV. The price at which a purchase or redemption of Fund shares is effected is based on the next calculation of NAV after the order is placed.

 .   Each Fund's investments are generally valued at current market prices.
    Securities are generally valued based on the last sale price during the regular trading session if the security trades on an exchange ("closing price"), and if there is no sale, based on the latest quoted bid prices. Securities that are not traded primarily on an exchange generally are valued using latest quoted bid prices obtained by an independent pricing service. We may be required to depart from these general valuation methods and use fair value pricing methods to determine the value of certain investments if we believe that the closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value when the Fund calculates its NAV. The closing price or the latest quoted bid price of a security may not reflect its current value if, among other things, a significant event occurs after the closing price or quoted bid price but before a Fund calculates its NAV that materially affects the value of the security. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price. See the Statement of Additional Information for further disclosure.

 .   We determine the NAV of the Class O shares of each Fund each business day as of the close of regular trading on the New York Stock Exchange ("NYSE"), which is usually 4:00 p.m. (ET). We determine the NAV by subtracting each Fund class's liabilities from its total assets, and then dividing the result by the total number of outstanding shares of that class. See the Statement of Additional Information for further disclosure.

30   Stock Funds Prospectus

     . We process requests to buy or sell shares of the Funds each business day as of the close of regular trading on the NYSE, which is usually 4:00 p.m. (ET). If the NYSE closes early, the Funds will close early and will value their shares at such earlier time under these circumstances. Requests we receive in proper form before this time are processed the same day. Requests we receive after the cutoff time are processed the next business day.

     . The Funds are open for business on each day the NYSE is open for business. NYSE holidays include New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. When any holiday falls on a weekend, the NYSE typically is closed on the weekday immediately before or after such holiday.

                                                     Stock Funds Prospectus   31

Your Account                                                  How to Buy Shares
--------------------------------------------------------------------------------

You Can Buy Fund Shares

 .   through a brokerage account with an approved selling agent; and

 .   through certain retirement, benefits and pension plans, or through certain packaged investment products (please see the providers of the plan for instructions).

All purchases must be made with U.S. dollars and all checks must be drawn on U.S. banks.

In addition to payments received from the Funds, selling or servicing agents may receive significant additional payments directly from the Advisor, the Distributor, or their affiliates in connection with the sale of Fund shares.


Minimum Investments
 .   $1,000 minimum initial investment; and

 .   $100 for all subsequent investments.

We may waive the minimum initial investment amount for purchases made through certain retirement, benefit and pension plans, through certain packaged investment products, or for certain classes of shareholders as permitted by the SEC. Check the specific disclosure statements and applications for the program through which you invest.


Small Account Redemptions
We reserve the right to redeem certain accounts that fall below the minimum initial investment amount as the result of shareholder redemptions (as opposed to market movement). We will notify you approximately 60 days prior to such redemption, and we will provide you with the opportunity to make additional investments that will bring your account above the minimum investment amount. Please contact your selling agent for further details.

32   Stock Funds Prospectus

                                                              How to Sell Shares
--------------------------------------------------------------------------------

Please consult the specific disclosure statements for the account through which you have purchased Fund shares for additional information on selling Fund shares.

 .   We will process requests to sell shares at the first NAV calculated after a request in proper form is received. Requests received before the cutoff times are processed on the same business day.

 .   Generally, we pay redemption requests in cash, unless the redemption request is for more than the lesser of $250,000 or 1% of the net assets of the Fund by a single shareholder over any ninety-day period. If a request for a redemption is over these limits, it may be to the detriment of existing shareholders to pay such redemption in cash. Therefore, we may pay all or part of the redemption in securities of equal value.

                                                     Stock Funds Prospectus   33

Additional Services and Other Information
--------------------------------------------------------------------------------

Automatic Programs
Automatic programs help you conveniently purchase and/or redeem shares each month, check with your selling agent for more information.

Income and Gain Distributions
The Funds in this Prospectus pay any distributions of net investment income and capital gain at least annually.

Your Fund may offer various distribution options. Please consult with your selling agent: Remember, distributions have the effect of reducing the NAV per share by the amount distributed.

Taxes
The following discussion regarding federal income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important income tax considerations affecting the Funds and you as a shareholder. It is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for additional federal income tax considerations.

As required by the Internal Revenue Code, we will pass on to you substantially all of a Fund's net investment income and realized capital gains. Distributions from a Fund's ordinary income, net short-term capital gain and income from certain other sources will be taxable to you as ordinary income. Distributions of a Fund's net long-term capital gain will be taxable to you as long-term capital gain. Corporate shareholders may be able to deduct a portion of distributions when determining their taxable income.

Distributions from a Fund normally will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. At the end of each year, we will notify you of the federal income tax status of your distributions for the year.

34   Stock Funds Prospectus

--------------------------------------------------------------------------------

If you buy Fund shares shortly before it makes a distribution, your distribution will, in effect, be a taxable return of part of your investment. Similarly, if you buy shares of a Fund when it holds appreciated securities, you will receive a taxable return of part of your investment if and when the Fund sells the appreciated securities and realizes the gain. The Funds have built up, or have the potential to build up, high levels of unrealized appreciation.

Your redemptions (including redemptions in-kind) and exchanges of Fund shares ordinarily will result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Such capital gain or loss will be long-term capital gain or loss if you have held your redeemed Fund shares for more than one year at the time of redemption.

Foreign residents may be subject to different tax treatment, including withholding taxes. In certain circumstances, U.S. residents may be subject to back-up withholding.

                                                     Stock Funds Prospectus   35

Portfolio Managers
--------------------------------------------------------------------------------

Greg W. Golden, CFA
OTC Growth Fund since 2000
Mr. Golden serves as Lead Portfolio Manager for the OTC Growth Fund. Mr. Golden is President of Golden Capital Management, which prior to December 2000, was a division of Smith Asset Management Group, LP. In this capacity, he directs the investment of institutional and individual assets in a variety of quantitatively driven equity styles. Prior to founding Golden in March 1999, Mr. Golden served as Senior Vice President and Head of the Structured Products Group for TradeStreet Investment Associates, Inc., which is a wholly owned subsidiary of Bank of America Corporation, since 1995. There he was responsible for managing the core large cap and core small cap investment strategies. Mr. Golden has over 12 years of experience in the investment management industry. Mr. Golden earned his BA in Finance from Belmont University in Nashville, Tennessee and his Chartered Financial Analyst designation in 1999. Mr. Golden is a member of the Association for Investment Management and Research, the North Carolina Society of Financial Analysts, Inc. and the Chicago Quantitative Alliance.

Jeff C. Moser, CFA
OTC Growth Fund since 2000
Mr. Moser co-manages the OTC Growth Fund. He has been a portfolio manager specializing in quantitatively driven investment strategies with Golden since its inception in March 1999. Prior to that time he served as a Senior Vice President and Senior Portfolio Manager of the Structured Products Group for TradeStreet Investment Associates, Inc., a wholly owned subsidiary of Bank of America Corporation, since 1995. Mr. Moser began his investment management career in 1983 as a portfolio manager focusing on disciplined equity products with the Bank of America. Mr. Moser is a Phi Beta Kappa graduate of Wake Forest University with his B.S. in Mathematics, and earned the Chartered Financial Analyst designation in 1989. He is a member of the Association for Investment Management and Research and the North Carolina Society of Financial Analysts, Inc.

36   Stock Funds Prospectus

--------------------------------------------------------------------------------

David D. Sylvester
Equity Index Fund since 1999
Mr. Sylvester has been with Wells Fargo & Company and its predecessors in an investment management capacity for over 22 years. Mr. Sylvester joined WCM in 1998 as an Executive Vice President. He simultaneously held the position of Managing Director for Reserve Asset Management at Norwest Investment Management ("NIM") (since 1997) until WCM and NIM combined investment advisory services under the WCM name in 1999. Mr. Sylvester has over 25 years of investment experience. He specializes in the management of structured portfolios, including indexed portfolios and overlay programs. Mr. Sylvester attended the University of Detroit-Mercy.

Laurie R. White
Equity Index Fund since 1999
Ms. White has been with Wells Fargo & Company and its predecessors in an investment management capacity for over 10 years. Ms. White joined WCM in 1998 as a Managing Director and simultaneously was a Director for Reserves Asset Management at NIM (since 1997) until WCM and NIM combined investment advisory services under the WCM name in 1999. Ms. White has over 14 years of investment management experience and currently specializes in managing indexed portfolios and overlay strategies for institutional investors. Ms. White earned her BA in Political Science from Carleton College and her MBA from the University of Minnesota.

                                                     Stock Funds Prospectus   37

Glossary
--------------------------------------------------------------------------------

We provide the following definitions to assist you in reading this Prospectus. For a more complete understanding of these terms you should consult your investment professional.

American Depositary Receipts ("ADRs")
Receipts for non-U.S. company stocks. The stocks underlying ADRs are typically held in bank vaults. The ADR's owner is entitled to any capital gains or dividends. ADRs are one way of owning an equity interest in foreign companies. Similar investments include European Depositary Receipts and Global Depositary Receipts.

Business Day
Any day the New York Stock Exchange is open is a business day for the Funds.

Capital Appreciation, Capital Growth
An increase in the value of a security. See also "total return."

Derivatives
Securities whose values are derived in part from the value of another security or index. An example is a stock option.

Distributions
Dividends and/or capital gains paid by a Fund on its shares.

Diversified
A diversified fund, as defined by the 1940 Act, is one that invests in cash, Government securities, other investment companies and no more than 5% of its total assets in a single issuer. These policies must apply to 75% of the Funds' total assets. Non-diversified funds are not required to comply with these investment policies.

FDIC
The Federal Deposit Insurance Corporation. This is the company that provides federally sponsored insurance covering bank deposits, such as savings accounts and CDs. Mutual funds are not FDIC insured.

38   Stock Funds Prospectus

--------------------------------------------------------------------------------

Gateway Fund
A fund that invests its assets in one or more core portfolios or other Funds of Wells Fargo Funds, instead of directly in securities, to achieve its investment objective. Gateway funds investing in the same core portfolio or fund can enhance their investment opportunities and reduce their expense ratios through sharing the costs and benefits of a larger pool of assets.

Illiquid Security
A security which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value determined by the Fund.

Liquidity
The ability to readily sell a security at a fair price.

Money Market Instruments
High-quality short-term instruments meeting the requirements of Rule 2a-7 under the Investment Company Act of 1940, such as bankers' acceptances, commercial paper, repurchase agreements and government obligations. In a money market fund, average portfolio maturity does not exceed 90 days, and all investments have maturities of 397 days or less at the time of purchase.

Nasdaq 100 Index
Index of the 100 largest companies listed on the Nasdaq Stock Market. The list is updated quarterly, and companies on this index are typically representative of technology-related industries such as computer hardware and software products, telecommunications, biotechnology, services and retail/wholesale trade.

Net Asset Value ("NAV")
The value of a single fund share. It is determined by adding together all of a Fund's assets, subtracting accrued expenses and other liabilities, then dividing by the total number of shares.

Options
An option is the right to buy or sell a security based on an agreed upon price at a specified time. For example, an option may give the holder of a stock the right to sell the stock to another party, allowing the seller to profit if the price has fallen below the agreed price. Options may also be based on the movement of an index such as the S&P 500 Index.


                                                     Stock Funds Prospectus   39

Glossary
--------------------------------------------------------------------------------

Repurchase Agreement
An agreement between a buyer and seller of a security in which the seller agrees to repurchase the security at an agreed upon price and time.

S&P, S&P 500 Index
Standard & Poor's, a nationally recognized statistical ratings organization. S&P also publishes various indexes or lists of companies representative of sectors of the U.S. economy.

Selling Agent
A person who has an agreement with the Funds' distributors that allows them to sell a Fund's shares.

Shareholder Servicing Agent
Anyone appointed by the Fund to maintain shareholder accounts and records, assist and provide information to shareholders or perform similar functions.

Statement of Additional Information
A document that supplements the disclosure made in the Prospectus.

Total Return
The annual return on an investment, including any appreciation or decline in share value. Total return calculations assume reinvestment of all dividends and capital gains, reflect fee waivers and exclude sales loads.

Turnover Ratio
The percentage of the securities held in a Fund's portfolio, other than short-term securities, that were bought or sold within a year.

U.S. Government Obligations
Obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

40   Stock Funds Prospectus

YOU MAY WISH TO REVIEW THE FOLLOWING
DOCUMENTS:

STATEMENT OF ADDITIONAL INFORMATION supplements the disclosures made by this Prospectus. The Statement of Additional Information has been filed with the SEC and is incorporated by reference into this Prospectus and is legally part of this Prospectus.

ANNUAL/SEMI-ANNUAL REPORTS provide certain financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance, over the reporting period.

THESE DOCUMENTS ARE AVAILABLE FREE OF CHARGE:
Call: 1-800-222-8222

Write to:
Wells Fargo Funds
P.O. Box 8266
Boston, MA 02266-8266; or

Visit the SEC's website at
http://www.sec.gov, or

REQUEST COPIES FOR A FEE BY WRITING TO:
SEC Public Reference Room
Washington, DC 20549-6009;
or by electronic request at publicinfo@sec.gov
Call: 1-800-SEC-0330 for details

ADDITIONAL SERVICES QUESTIONS CAN BE
ANSWERED BY CALLING YOUR INVESTMENT
PROFESSIONAL

P025 (2/02)                                                    [LOGO]
ICA Reg. No.                                           Printed on Recycled Paper
 811-09253
             -----------------------------------------------------
             NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
             -----------------------------------------------------

                                                              [WELLS FARGO LOGO]

WELLS FARGO STOCK FUNDS
                                                                      ----------
                                                                      PROSPECTUS
                                                                      ----------

                                           International Fund

                                           International Equity Fund

                                           Small Cap Opportunities Fund

                                           Class A, Class B, Class C

                                                       February 1, 2002

Please read this Prospectus and keep it for future reference. It is designed to provide you with important information and to help you decide if a Fund's goals match your own.

These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission ("SEC"), nor has the SEC passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by Wells Fargo Bank, N.A. ("Wells Fargo Bank") or any of its affiliates. Fund shares are NOT insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation ("FDIC") or any other governmental agency. AN INVESTMENT IN A FUND INVOLVES CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]


Table of Contents                                                             Stock Funds
-----------------------------------------------------------------------------------------
Overview                                  Objectives and Principal Strategies           4
                                          Summary of Important Risks                    6
Important summary information             Performance History                           8
about the Funds.                          Summary of Expenses                          12
                                          Key Information                              16

-----------------------------------------------------------------------------------------
The Funds                                 International Fund                           17
                                          International Equity Fund                    20
Important information about               Small Cap Opportunities Fund                 24
the individual Funds.                     Additional Strategies and
                                          General Investment Risks                     28
                                          Organization and Management
                                            of the Funds                               33

-----------------------------------------------------------------------------------------
Your Investment                           A Choice of Share Classes                    36
                                          Reductions and Waivers of Sales Charges      39
How to open an account and                Exchanges                                    42
how to buy, sell and exchange             Your Account                                 43
Fund shares.                                How to Buy Shares                          45
                                            How to Sell Shares                         48

-----------------------------------------------------------------------------------------
Reference                                 Additional Services and
                                            Other Information                          50
Additional information and term           Table of Predecessors                        52
definitions.                              Description of Core Portfolios               54
                                          Portfolio Managers                           56
                                          Glossary                                     57

-----------------------------------------------------------------------------------------

Stock Funds Overview
--------------------------------------------------------------------------------

See the individual Fund descriptions in this Prospectus for further details. Words appearing in italicized print and highlighted in color are defined in the Glossary.


--------------------------------------------------------------------------------------------------------------
FUND                                  OBJECTIVE
--------------------------------------------------------------------------------------------------------------
  International Fund                  Seeks long-term capital appreciation.

  International Equity Fund           Seeks total returns with an emphasis on long-term capital appreciation.

  Small Cap Opportunities             Seeks long-term capital appreciation.
  Fund
--------------------------------------------------------------------------------------------------------------

4    Stock Funds Prospectus

--------------------------------------------------------------------------------
PRINCIPAL STRATEGIES
--------------------------------------------------------------------------------

The Fund is a gateway fund that invests in an international equity investment style. We invest in equity securities of high-quality companies based outside of the United States.


We invest principally in equity securities of companies based in developed foreign countries and emerging markets. We apply a fundamentals-driven, value-oriented analysis to identify companies with above-average potential for long-term growth and total return capabilities.


We buy stocks of companies that we believe can generate above-average earnings growth and sell at favorable prices in relation to book values and earnings. We invest principally in securities of companies with market capitalizations of $3 billion or less.

                                                      Stock Funds Prospectus   5

Summary of Important Risks
-------------------------------------------------------------------------------

This section summarizes important risks that relate to an investment in the Funds. All are important to your investment choice. Additional information about these and other risks is included in:

 .    the individual Fund Descriptions later in this Prospectus;

 .    the "Additional Strategies and General Investment Risks" section beginning on page 28; and

 .    the Funds' Statement of Additional Information.

An investment in a Fund is not a deposit of Wells Fargo Bank or any of its affiliates and is not insured or guaranteed by the FDIC or any other government agency. It is possible to lose money by investing in a Fund.

--------------------------------------------------------------------------------
COMMON RISKS FOR THE FUNDS
--------------------------------------------------------------------------------
Equity Securities
The Funds invest in equity securities, which are subject to equity market risk. This is the risk that stock prices will fluctuate and can decline and reduce the value of a Fund's portfolio. Certain types of stocks and certain individual stocks selected for a Fund's portfolio may underperform or decline in value more than the overall market. Growth style stocks are selected in part based on their prospects for future earnings, which may not be realized. There is no guarantee that stocks selected as "undervalued" using a value style approach will perform as expected.

Small Company Securities
The Funds invest in small company securities. Stocks of small companies tend to be more volatile and less liquid than larger company stocks. These companies may have no or relatively short operating histories, or are newly public companies. Some of these companies have aggressive capital structures, including high debt levels, or are involved in rapidly growing or changing industries and/or new technologies.

Foreign Investments
The Funds make foreign investments which are subject to additional risks, including potentially less liquidity and greater price volatility. These additional risks include those related to adverse political, regulatory, market or economic developments, and foreign markets can and often do perform differently from U.S. markets. Emerging market securities typically present even greater exposure to these same risks and can present additional risks (such as those related to social unrest or political upheaval) that can make them extremely volatile. Additionally, foreign companies may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing their earnings potential, and dispositions of foreign securities and dividends and interest payable on those securities may be subject to high levels of foreign taxation. Foreign investments may be made directly through securities purchased in foreign markets, or through investments in American Depositary Receipts ("ADRs") and other similar investments. Direct investment in foreign securities involves exposure to additional risks, including those related to fluctuations in foreign currency exchange rates, withholding and other taxes, trade settlement, custodial, and other operational risks, and the less stringent investor protection and disclosure standards of some foreign markets. ADRs (receipts evidencing ownership of foreign stock deposited in a domestic bank or trust company) reduce some of the risks of foreign investing, because a large, liquid market generally exists and U.S. trading and settlement practices reduce currency, custodial and other operational risks. Similar investments (European and Global Depositary Receipts) are receipts for stock deposited in foreign banks and trust companies, trade across foreign and domestic markets, and can involve greater risks than ADRs.

6   Stock Funds Prospectus

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
FUND                                  SPECIFIC RISKS
----------------------------------------------------------------------------------------------------------------
International Fund and                The Funds are primarily subject to the "Equity Securities" and "Foreign
International Equity Fund             Investments" risks described under "Common Risks for the Funds" on page 6.

Small Cap Opportunities               The Fund is primarily subject to the "Equity Securities" and "Small Company
Fund                                  Securities" risks described under "Common Risks for the Funds" on page 6.

                                                       Stock Funds Prospectus  7

Performance History
--------------------------------------------------------------------------------

The following information shows you how each Fund has performed and illustrates the variability of a Fund's returns over time. Each Fund's average annual returns for one-, five- and ten-year periods (or inception, as applicable) are compared to the performance of an appropriate broad-based index. "Since Inception" information shown for a broad based index reflects the published return closest to the Fund's inception date.

Please remember that past performance is no guarantee of future results.

International Fund Class A Calendar Year Returns/2/*

  [GRAPH]

'92     (4.05)%
'93     45.24%
'94      0.74%
'95     11.67%
'96      9.69%
'97      3.06%
'98     12.61%
'99     29.80%
'00     (1.25)%
'01    (26.08)%

Best Qtr.: Q4 '99 . 21.49%            Worst Qtr.: Q1 '01 . (16.14)%

* Returns do not reflect sales charges. If they did, returns would be lower.

Average annual total return/1/
for the period ended 12/31/01             1 year       5 years      10 years

Class A (Incept. 4/12/95)/2/             (30.33)%       0.72%        5.95%

Class B (Incept. 5/12/95)/2/             (30.15)%       0.84%        5.77%

MSCI/EAFE Index/3/                       (21.44)%       0.89%        4.46%


/1/ Returns reflect applicable sales charges.

/2/ Performance shown for periods prior to inception reflects performance of the Institutional Class shares adjusted to reflect the fees and expenses of this Class. For periods prior to November 11, 1994, performance shown reflects the performance of the predecessor collective investment fund, adjusted to reflect the fees and expenses of this Class. The collective investment fund was not a registered mutual fund and was not subject to certain investment limitations and other restrictions which, if applicable, may have adversely affected performance.

/3/ Morgan Stanley Capital International/Europe, Australasia, and Far East
    Index.

8   Stock Funds Prospectus

International Equity Fund Class A Calendar Year Returns*

  [GRAPH]

'98     16.03%
'99     51.16%
'00    (13.20)%
'01    (18.37)%

Best Qtr.: Q4 '99 . 33.55%            Worst Qtr.: Q3 '98 . (17.89)%

*  Returns do not reflect sales charges. If they did, returns would be lower.

Average annual total return/1/                               Since
for the period ended 12/31/01               1 year         Inception

Class A (Incept. 9/24/97)                  (23.08)%          2.97%

Class B (Incept. 9/24/97)                  (22.98)%          3.26%

Class C (Incept. 4/1/98)/2/                (19.76)%          3.66%

MSCI/EAFE Index/3/                         (21.44)%         (1.28)%

/1/ Returns reflect applicable sales charges.

/2/ Performance shown for periods prior to the inception of this Class reflects the performance of the Class B shares adjusted to reflect this Class's fees and expenses.

/3/ Morgan Stanley Capital International/Europe, Australasia, and Far East
    Index.

                                                      Stock Funds Prospectus   9

Performance History
--------------------------------------------------------------------------------

Small Cap Opportunities Fund Class A Calendar Year Returns/2/*

  [GRAPH]

'94     4.45%
'95    49.08%
'96    22.56%
'97    27.43%
'98    (9.32)%
'99    13.82%
'00    30.69%
'01    12.79%

Best Qtr.: Q2 '97 . 18.72%            Worst Qtr.: Q3 '98 . (23.23)%

* Returns do not reflect sales charges. If they did, returns would be lower.

Average annual total return/1/                                         Since
for the period ended 12/31/01               1 year      5 years     Inception/3/

Class A (Incept. 10/9/96)/2/                 6.30%       12.81%        17.57%

Class B (Incept. 11/8/96)/2/                 6.97%       13.04%        17.52%

Russell 2000 Index                           2.49%        7.52%         8.19%

/1/ Returns reflect applicable sales charges.

/2/ Performance shown for periods prior to the inception of this Class reflects the performance of the Institutional Class shares adjusted to reflect the fees and expenses of this Class. Prior to August 15, 1996, performance of the Institutional Class shares reflects the performance of a predecessor class of shares that was substantially similar to the Institutional Class shares and has been adjusted to reflect the expenses of the Institutional Class shares.

/3/ The Institutional Class shares incepted on August 1, 1993.

10   Stock Funds Prospectus

                                              This page intentionally left blank
--------------------------------------------------------------------------------


                                                      Stock Funds Prospectus  11

Stock Fund
--------------------------------------------------------------------------------

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in a Fund. These tables do not reflect charges that may be imposed in connection with an account through which you hold Fund shares. A broker/dealer or financial institution maintaining the account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here. Expenses include core and gateway fees, where applicable.

--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------

                                                                                                 All Funds
                                                                        -------------------------------------------------------
                                                                            CLASS A             CLASS B          CLASS C
-------------------------------------------------------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases
(as a percentage of offering price)                                           5.75%               None             None

Maximum deferred sales charge (load) (as a percentage of the lower of
the Net Asset Value ("NAV") at purchase or the NAV at redemption)             None/1/             5.00%            1.00%
-------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)/2/
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                International                         International
                                                                    Fund                               Equity Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                             CLASS A      CLASS B         CLASS A          CLASS B          CLASS C
------------------------------------------------------------------------------------------------------------------------------------
Management Fees                                               1.00%        1.00%           1.00%            1.00%            1.00%
Distribution (12b-1) Fees                                     0.00%        0.75%           0.00%            0.75%            0.75%
Other Expenses/3/                                             1.27%        1.15%           0.81%            0.95%            0.75%
------------------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                          2.27%        2.90%           1.81%            2.70%            2.50%
------------------------------------------------------------------------------------------------------------------------------------
Fee Waivers                                                   0.52%        0.40%           0.06%            0.20%            0.00%
------------------------------------------------------------------------------------------------------------------------------------
NET EXPENSES/4/                                               1.75%        2.50%           1.75%            2.50%            2.50%
------------------------------------------------------------------------------------------------------------------------------------

/1/ Class A shares that are purchased at NAV in amounts of $1,000,000 or more may be assessed a 1.00% CDSC if they are redeemed within one year from the date of purchase. See "A Choice of Share Classes" for further information. All other Class A shares will not have a CDSC.

/2/ Expenses for gateway funds include expenses allocated from the core portfolio(s) in which each such Fund invests.

/3/ Other expenses may include expenses payable to affiliates of Wells Fargo
    Bank, N.A.

/4/ The adviser has committed through January 31, 2003 to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown.

12   Stock Funds Prospectus

                                                             Summary of Expenses
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)/1/
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
                                                                    Small Cap
                                                                Opportunities Fund
                                                            ----------------------------
----------------------------------------------------------------------------------------
                                                                  CLASS A       CLASS B
----------------------------------------------------------------------------------------
Management Fees                                                    0.90%         0.90%
Distribution (12b-1) Fees                                          0.00%         0.75%
Other Expenses/2/                                                  0.96%         0.96%
----------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                               1.86%         2.61%
----------------------------------------------------------------------------------------
Fee Waivers                                                        0.46%         0.46%
----------------------------------------------------------------------------------------
NET EXPENSES/3/                                                    1.40%         2.15%
----------------------------------------------------------------------------------------

/1/ Expenses for gateway funds include expenses allocated from the core portfolio(s) in which each such Fund invests.

/2/ Other expenses may include expenses payable to affiliates of Wells Fargo Bank, N.A.

/3/ The adviser has committed through January 31, 2003 to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown.


                                                     Stock Funds Prospectus   13

Stock Funds                                                  Summary of Expenses
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EXAMPLE OF EXPENSES
--------------------------------------------------------------------------------
These examples are intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. The examples assume a fixed rate of return and that fund operating expenses remain the same. Your actual costs may be higher or lower than those shown.

You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you redeem your shares at the end of each period:

----------------------------------------------------------------------------------------------------------------
                     International                     International                           Small Cap
                         Fund                           Equity Fund                        Opportunities Fund
----------------------------------------------------------------------------------------------------------------
                 CLASS A       CLASS B       CLASS A       CLASS B       CLASS C         CLASS A       CLASS B
----------------------------------------------------------------------------------------------------------------
1  YEAR          $  743        $  753        $  743        $  753        $  353          $  709        $  718
----------------------------------------------------------------------------------------------------------------
3  YEARS         $1,197        $1,160        $1,106        $1,119        $  779          $1,084        $1,068
----------------------------------------------------------------------------------------------------------------
5  YEARS         $1,676        $1,693        $1,493        $1,612        $1,331          $1,483        $1,544
----------------------------------------------------------------------------------------------------------------
10 YEARS         $2,993        $2,976        $2,575        $2,701        $2,836          $2,594        $2,641
----------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you do NOT redeem your shares at the end of each period:
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
                     International                     International                          Small Cap
                         Fund                           Equity Fund                       Opportunities Fund
----------------------------------------------------------------------------------------------------------------
                 CLASS A       CLASS B       CLASS A       CLASS B       CLASS C         CLASS A       CLASS B
----------------------------------------------------------------------------------------------------------------
1  YEAR          $  743        $  253        $  743        $  253        $  253          $  709        $  218
----------------------------------------------------------------------------------------------------------------
3  YEARS         $1,197        $  860        $1,106        $  819        $  779          $1,084        $  768
----------------------------------------------------------------------------------------------------------------
5  YEARS         $1,676        $1,493        $1,493        $1,412        $1,331          $1,483        $1,344
----------------------------------------------------------------------------------------------------------------
10 YEARS         $2,993        $2,976        $2,575        $2,701        $2,836          $2,594        $2,641
----------------------------------------------------------------------------------------------------------------

14    Stock Funds Prospectus

                                              This page intentionally left blank
--------------------------------------------------------------------------------

Key Information
--------------------------------------------------------------------------------

In this Prospectus,"we" generally refers to Wells Fargo Funds Trust (the "Trust"), or Wells Fargo Funds Management, LLC ("Funds Management"), the Funds' investment adviser. "We" may also refer to the Funds' other service providers."You" refers to the shareholder or potential investor.

--------------------------------------------------------------------------------

Core/Gateway Structure
Some of the Funds in this Prospectus are "gateway" funds in a "core and gateway" structure. In this structure, a gateway fund invests substantially all of its assets in one or more core portfolios of Wells Fargo Core Trust or other stand-alone funds of Wells Fargo Funds whose objectives and investment strategies are consistent with the gateway fund's investment objective. Through this structure gateway funds can enhance their investment opportunities and reduce their expenses by sharing the costs and benefits of a larger pool of assets. Core portfolios offer their shares to multiple gateway funds and other core portfolios rather than directly to the public. Certain administrative and other fees and expenses are charged to both the gateway fund and the core portfolio(s).The services provided and fees charged to a gateway fund are in addition to and not duplicative of the services provided and fees charged to the core portfolios. Fees relating to investments in other stand-alone funds are waived to the extent that they are duplicative, or would exceed certain defined limits. References to the investment activities of a gateway fund are intended to refer to the investment activities of the core portfolio(s) in which it invests.

--------------------------------------------------------------------------------

Important information you should look for as you decide to invest in a Fund:
The summary information on the previous pages is designed to provide you with an overview of each Fund. The sections that follow provide more detailed information about the investment activities and management of each Fund.

--------------------------------------------------------------------------------

Investment Objective and Investment Strategies
The investment objective of each Fund in this Prospectus is non-fundamental, that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for each Fund tells you:

 .   what the Fund is trying to achieve;

 .   how we intend to invest your money; and

 .   what makes the Fund different from the other Funds offered in this
    Prospectus.

--------------------------------------------------------------------------------

Permitted Investments
A summary of the Fund's key permitted investments and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis. Percentages of the "Fund's assets" are measured as percentages of net assets plus borrowings for investment purposes.

--------------------------------------------------------------------------------

Important Risk Factors
Describes the key risk factors for the Fund, and includes risks described in the "Summary of Important Risks" and "Additional Strategies and General Investment Risks" sections.

Words appearing in italicized print and highlighted in color are defined in the Glossary.

16   Stock Funds Prospectus

International Fund
--------------------------------------------------------------------------------
(This Fund is closed to new investors)

Portfolio Manager: Michael Perelstein

--------------------------------------------------------------------------------
Investment Objective
The International Fund seeks long-term capital appreciation by investing in high-quality companies based outside the United States.

--------------------------------------------------------------------------------
Investment Strategies
The Fund is a gateway fund that invests substantially all of its assets in a core portfolio with a substantially similar investment objective and investment strategies. We invest substantially all of our assets in equity securities of high quality foreign companies which are generally based in countries considered to be developed markets, although we may invest in securities of companies based in emerging markets when we believe opportunities for growth exist.

--------------------------------------------------------------------------------
Permitted Investments
We invest in a minimum of at least three countries which may include the U.S. We may invest in preferred stocks and convertible debt securities and we may hedge against currency risk by using foreign currency forward contracts. We will normally limit our investment in a single issuer to 10% or less of our total assets. We may invest in additional core portfolios and other Wells Fargo Funds, or invest directly in a portfolio of securities.

--------------------------------------------------------------------------------
Important Risk Factors
The Fund is primarily subject to the "Equity Securities" and "Foreign Investments" risks described under "Common Risks for the Funds" on page 6.

You should consider these risks, along with the "Additional Strategies and General Investment Risks" section beginning on page 28. These considerations are all important to your investment choice.

                                                     Stock Funds Prospectus   17

International Fund
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years (or since inception, if shorter). Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.

--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
--------------------------------------------------------------------------------

                                                                     CLASS A SHARES--COMMENCED
                                                                     ON APRIL 12, 1995
-------------------------------------------------------------------------------------------------------------------------------
                                                                      Sept. 30,         Sept. 30,       Sept. 30,      May 31,
 For the period ended:                                                   2001             2000           1999/1/        1999
-------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                                 $  25.10          $  23.73        $  22.78      $  23.84

 Income from investment operations:
   Net investment income (loss)                                          (0.01)            (0.06)           0.07          0.04
   Net realized and unrealized gain (loss)
     on investments                                                      (5.71)             3.82            0.88         (0.43)

 Total from investment operations                                        (5.72)             3.76            0.95         (0.39)

 Less distributions:
   Dividends from net investment income                                   0.00              0.00            0.00         (0.21)
   Distributions from net realized gain                                  (4.87)            (2.39)           0.00         (0.46)

 Total from distributions                                                (4.87)            (2.39)           0.00         (0.67)

 Net asset value, end of period                                       $  14.51          $  25.10        $  23.73      $  22.78

 Total return/5/                                                         (28.46)%          15.81%           4.17%        (1.36)%

 Ratios/supplemental data:
   Net assets, end of period (000s)                                    $  2,421         $  4,991        $  2,726      $  2,866

 Ratios to average net assets (annualized):
   Ratio of expenses to average net assets/2/                              1.75%            1.75%           1.50%         1.50%
   Ratio of net investment income (loss) to
     average net assets                                                    0.00%           (0.26)%          0.92%         0.37%

 Portfolio turnover                                                         144%/3/          127%/3/          23%/3/        95%/6/

 Ratio of expenses to average net assets prior to
   waived fees and reimbursed expenses (annualized)/2/,/4/                 2.20%            2.13%           1.81%         1.80%

/1/  The Fund changed its fiscal year-end from May 31 to September 30.

/2/ Includes expenses allocated from the Portfolio(s) in which the Fund invests.

/3/ Portfolio turnover rate represents the activity from the Fund's investment in a single Portfolio.

/4/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio gross of expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

/5/ Total returns do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns for periods less than one year are not annualized.

/6/ Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund's investment percentage in the respective Portfolio by the corresponding Portfolio's portfolio turnover rate.


18   Stock Funds Prospectus

                                                            Financial Highlights
--------------------------------------------------------------------------------

                         CLASS B SHARES--COMMENCED
                         ON MAY 12, 1995
-------------------------------------------------------------------------------------------------
  May 31,     May 31,       Sept. 30,      Sept. 30,   Sept. 30,   May 31,   May 31,   May 31,
   1998        1997           2001           2000       1999/1/     1999      1998      1997
-------------------------------------------------------------------------------------------------
$ 21.66      $ 19.82        $ 24.67       $ 23.54      $ 22.66    $ 23.70      $ 21.55   $ 19.71

   0.03         0.10          (0.09)        (0.22)        0.02      (0.06)      (0.09)    (0.06)

   2.35         1.94          (5.65)         3.74         0.86      (0.49)       2.31      1.93

   2.38         2.04          (5.74)         3.52         0.88      (0.55)       2.22      1.87

  (0.20)       (0.20)          0.00          0.00         0.00      (0.03)      (0.07)    (0.03)

   0.00         0.00          (4.87)        (2.39)        0.00      (0.46)       0.00      0.00

  (0.20)       (0.20)         (4.87)        (2.39)        0.00      (0.49)      (0.07)    (0.03)

$ 23.84      $ 21.66        $ 14.06       $ 24.67      $ 23.54    $ 22.66     $ 23.70   $ 21.55

  11.20%       10.33%        (29.11)%       14.85%        3.88%     (2.08)%     10.39%     9.44%

$ 3,342      $ 2,240        $ 2,308       $ 3,233      $1,960     $ 1,973     $ 2,245   $ 1,667

  1.47%         1.43%          2.50%         2.50%       2.25%       2.25%       2.22%     2.18%

  0.44%         0.42%         (0.74)%       (0.96)%       0.18%     (0.30)%     (0.29)%   (0.34)%

    37%/6/        48%/3/        144%/3/        127%/3/      23%/3/      95%/6/     37%/6/    48%/3/

  1.72%         1.72%          2.90%          2.88%       2.92%       2.89%      2.81%     2.76%

                                                    Stock Funds Prospectus    19

International Equity Fund
--------------------------------------------------------------------------------

Portfolio Managers: Cynthia A. Tusan, CFA; Sabrina Yih, CFA

--------------------------------------------------------------------------------
Investment Objective
The International Equity Fund seeks total return, with an emphasis on capital appreciation, over the long term, by investing primarily securities of non-U.S. companies.

--------------------------------------------------------------------------------
Investment Strategies
We invest principally in equity securities of companies based in developed foreign countries and emerging markets.

We apply a fundamentals-driven, value-oriented analysis to identify companies that we believe have above-average potential for long-term growth and total return capabilities. The financial data we examine includes both the company's historical performance results and its projected future earnings. Among other key criteria we consider are a company's local, regional or global franchise; history of effective management demonstrated by expanding revenues and earnings growth; prudent financial and accounting policies and ability to take advantage of a changing business environment.

--------------------------------------------------------------------------------
Permitted Investments
Under normal circumstances, we invest:

 .    at least 80% of the Fund's assets in equity securities;

 .    at least 80% of total assets in equity securities of companies based outside the U.S.;

 .    in a minimum of five countries exclusive of the U.S.;

 .    up to 50% of total assets in any one country;

 .    up to 25% of total assets in emerging markets;

 .    in issuers with an average market capitalization of $10 billion or more, although we may invest in equity securities of issuers with market capitalizations as low as $250 million; and

 .    in equity securities including common stocks and preferred stocks, and in warrants, convertible debt securities, ADRs (and similar investments) and shares of other mutual funds.

We expect that the securities we hold will be traded on a stock exchange or other market in the country in which the issuer is based, but they also may be traded in other countries, including the U.S.

Although it is not our intention to do so, we reserve the right to hedge the portfolio's foreign currency exposure by purchasing or selling foreign currency futures and foreign currency forward contracts.

20   Stock Funds Prospectus

--------------------------------------------------------------------------------

Important Risk Factors
The Fund is primarily subject to the "Equity Securities" and "Foreign Investments" risks described under "Common Risks for the Funds" on page 6.

You should consider these risks, along with the "Additional Strategies and General Investment Risks" section beginning on page 28. These considerations are all important to your investment choice.

                                                    Stock Funds Prospectus    21

International Equity Fund
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years (or since inception, if shorter). Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.

------------------------------------------------------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
------------------------------------------------------------------------------------------------------------------------------
                                                            CLASS A SHARES--COMMENCED
                                                            ON SEPTEMBER 24, 1997
                                                            ------------------------------------------------------------------
                                                                Sept. 30,   Sept. 30,    Sept. 30,     Sept. 30,     March 31,
For the period ended:                                             2001        2000         1999         1998/1/        1998
                                                            ------------------------------------------------------------------
Net asset value, beginning of period                             $ 15.24      $ 12.70       $  9.36       $ 11.05      $ 10.00

Income from investment operations:
  Net investment income (loss)                                      0.01         0.11         (0.02)         0.00         0.02
  Net realized and unrealized gain (loss) on
    investments                                                    (4.44)        2.64          3.36         (1.69)        1.03

Total from investment operations                                   (4.43)        2.75          3.34         (1.69)        1.05

Less distributions:
  Dividends from net investment income                              0.00        (0.13)         0.00          0.00         0.00
  Distributions from net realized gain                             (0.31)       (0.08)         0.00          0.00         0.00

Total from distributions                                           (0.31)       (0.21)         0.00          0.00         0.00

Net asset value, end of period                                   $ 10.50      $ 15.24       $ 12.70       $  9.36      $ 11.05

Total return/2/                                                   (29.59)%      21.65%        35.68%       (15.29)%      10.52%

Ratios/supplemental data:
  Net assets, end of period (000s)                               $30,727      $43,659       $35,779       $23,857      $26,770

Ratios to average net assets (annualized):
  Ratio of expenses to average net assets                           1.75%        1.75%         1.75%         1.75%        1.75%
  Ratio of net investment income (loss) to
    average net assets                                              0.05%       (0.31)%       (0.17)%        0.10%        0.35%

Portfolio turnover                                                    36%          26%           41%           21%          12%

Ratio of expenses to average net assets prior
  to waived fees and reimbursed expenses
  (annualized)/3/                                                   1.81%        2.00%         2.10%         2.06%        2.20%

/1/ The Fund changed its fiscal year-end from March 31 to September 30.

/2/ Total returns do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns for periods of less than one year are not annualized.

/3/ During each period, various fees and/or expenses were waived and/or reimbursed.The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

22    Stock Funds Prospectus

                                                            Financial Highlights
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES--COMMENCED                                             CLASS C SHARES--COMMENCED
ON SEPTEMBER 24, 1997                                                 ON APRIL 1, 1998
------------------------------------------------------------------------------------------------------------------------
    Sept. 30,       Sept. 30,    Sept. 30,   Sept. 30,   March 31,    Sept. 30,      Sept. 30,     Sept. 30,   Sept. 30,
      2001            2000         1999       1998/1/      1998          2001          2000          1999       1998/1/
------------------------------------------------------------------------------------------------------------------------
    $ 14.99          $ 12.54     $  9.30     $ 11.01     $ 10.00       $ 14.98          $12.54      $ 9.30     $ 11.01

      (0.11)            0.06       (0.10)      (0.03)      (0.01)        (0.07)           0.07       (0.04)      (0.03)

      (4.32)            2.54        3.34       (1.68)       1.02         (4.36)           2.54        3.28       (1.68)

      (4.43)            2.60        3.24       (1.71)       1.01         (4.43)           2.61        3.24       (1.71)

       0.00            (0.07)       0.00        0.00        0.00          0.00           (0.09)       0.00        0.00
      (0.31)           (0.08)       0.00        0.00        0.00         (0.31)          (0.08)       0.00        0.00

      (0.31)           (0.15)       0.00        0.00        0.00         (0.31)          (0.17)       0.00        0.00

    $ 10.25          $ 14.99     $ 12.54     $  9.30     $ 11.01       $ 10.24          $14.98      $12.54     $  9.30

     (30.12)%          20.65%      34.84%     (15.53)%     10.10%       (30.14)%         20.72%      34.84%     (15.53)%

    $41,122          $63,019     $37,911     $30,070     $33,003       $ 2,704          $2,857      $  673     $   297

       2.50%            2.50%       2.40%       2.40%       2.40%         2.50%           2.50%       2.37%       2.40%

      (0.72)%          (1.01)%     (0.81)%     (0.56)%     (0.31)%       (0.69)%         (0.86)%     (0.78)%     (1.15)%

         36%              26%         41%         21%         12%           36%             26%         41%         21%

       2.70%            2.95%       2.79%       2.70%       2.84%         2.50%           3.02%       2.72%       2.66%

                                                    Stock Funds Prospectus    23

Small Cap Opportunities Fund
--------------------------------------------------------------------------------
(Class A and Class B shares closed to new investors)

Portfolio Manager: Ira Unschuld

--------------------------------------------------------------------------------

Investment Objective
The Small Cap Opportunities Fund seeks long-term capital appreciation.

--------------------------------------------------------------------------------

Investment Strategies
We actively manage a diversified portfolio of securities of companies that we believe can generate above-average earnings growth and reasonable valuations relative to the company's historical position and competitive peer group. Our assessment of a company's management's competence will be an important consideration. We focus the Fund's investment strategy on small-capitalization securities.

--------------------------------------------------------------------------------

Permitted Investments
Under normal circumstances, we invest at least 80% of the Fund's assets in securities of companies with market capitalizations of $3 billion or less. We invest primarily in small cap equity securities, including common stocks, securities convertible into common stocks and subject to special limitations, rights or warrants to subscribe for or purchase common stocks. We also may invest to a limited degree in non-convertible debt securities and preferred stocks.

We may use options and futures contracts to manage risk.We also may use options to enhance return.

--------------------------------------------------------------------------------

Important Risk Factors
The Fund is primarily subject to the "Equity Securities" and "Small Company Securities" risks described under "Common Risks for the Funds" on page 6.

You should consider these risks, along with the "Additional Strategies and General Investment Risks" section beginning on page 28. These considerations are all important to your investment choice.

24    Stock Funds Prospectus

                                              This page intentionally left blank
--------------------------------------------------------------------------------

Small Cap Opportunities Fund
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years (or since inception, if shorter). Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.

---------------------------------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
---------------------------------------------------------------------------------------------------------
                                                     CLASS A SHARES--COMMENCED
                                                     ON OCTOBER 9, 1996
                                                    -----------------------------------------------------
                                                     Sept. 30,     Sept. 30,     Sept. 30,      May 31,
For the period ended:                                   2001          2000         1999/1/       1999
                                                    -----------------------------------------------------
Net asset value, beginning of period                  $ 29.92       $ 20.50       $ 20.50       $  23.60

Income from investment operations:
  Net investment income (loss)                          (0.06)        (0.23)        (0.04)         (0.11)
  Net realized and unrealized gain (loss)
   on investments                                       (0.98)         9.65          0.04          (2.97)

Total from investment operations                        (1.04)         9.42          0.00          (3.08)

Less distributions:
  Dividends from net investment income                   0.00          0.00          0.00           0.00
  Distributions from net realized gain                  (2.47)         0.00          0.00          (0.02)

Total from distributions                                (2.47)         0.00          0.00          (0.02)

Net asset value, end of period                        $ 26.41       $ 29.92       $ 20.50       $  20.50

Total return/5/                                         (3.58)%       45.95%         0.00%        (13.03)%

Ratios/supplemental data:
  Net assets, end of period (000s)                    $ 4,704       $ 4,840       $ 7,633       $  4,698

Ratios to average net assets (annualized):
  Ratio of expenses to average net assets/2/             1.40%         1.40%         1.25%          1.25%/2/
  Ratio of net investment income (loss)
    to average net assets                               (0.51)%       (0.60)%       (0.44)%        (0.47)%

Portfolio turnover                                        117%          165%           40%           119%/3/

Ratio of expenses to average net assets prior to
  waived fees and reimbursed expenses (annualized)/4/    1.86%         1.64%         1.41%          1.49%/2/

/1/ The Fund changed its fiscal year-end from May 31 to September 30.

/2/ Includes expenses allocated from the Portfolio in which the Fund invested.

/3/ Portfolio turnover rate represents the activity from the Fund's investment in a single Portfolio.

/4/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

/5/ Total returns do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns for periods of less than one year are not annualized.

26    Stock Funds Prospectus

                                                            Financial Highlights
--------------------------------------------------------------------------------

                                    CLASS B SHARES--COMMENCED
                                    ON NOVEMBER 8, 1996
-------------------------------------------------------------------------------------------------------------
       May 31,      May 31,         Sept. 30,    Sept. 30,    Sept. 30,  May 31,     May 31,        May 31,
        1998         1997             2001         2000        1999/1/    1999        1998           1997
-------------------------------------------------------------------------------------------------------------
      $ 19.83       $  17.39          $ 29.03     $ 20.03     $ 20.09   $  23.32      $ 19.75      $  17.41

        (0.07)         (0.01)           (0.35)      (0.31)      (0.09)     (0.31)       (0.05)        (0.05)

         4.37           2.46            (0.85)       9.31        0.03      (2.90)        4.15          2.40

         4.30           2.45            (1.20)       9.00       (0.06)     (3.21)        4.10          2.35

         0.00           0.00             0.00        0.00        0.00       0.00         0.00          0.00
        (0.53)         (0.01)           (2.47)       0.00        0.00      (0.02)       (0.53)        (0.01)

        (0.53)         (0.01)           (2.47)       0.00        0.00      (0.02)       (0.53)        (0.01)

      $ 23.60       $  19.83          $ 25.36     $ 29.03     $ 20.03   $  20.09      $ 23.32      $  19.75

        21.97%         11.37%           (4.29)%     44.93%      (0.30)%   (13.74)%      21.03%        13.53%

      $ 6,870       $    522          $ 5,291     $ 5,438     $ 4,089   $  4,187      $ 6,140      $    158

         1.27%/2/       1.25%/2/         2.15%       2.15%       2.00%      2.06%/2/     2.02%/2/      2.06%/2/

        (0.43)%        (0.18)%          (1.26)%     (1.33)%     (1.19)%    (1.28)%      (1.21)%       (0.99)%

           55%/3/         34%/3/          117%        165%         40%       119%/3/       55%/3/        34%/3/

         1.86%/2/      10.51%/2/         2.61%       2.26%       2.48%      2.51%/2/     3.05%/2/     27.27%/2/

                                                    Stock Funds Prospectus    27

Additional Strategies and General Investment Risks
--------------------------------------------------------------------------------

Investment practices and risk levels are carefully monitored. Every attempt is made to ensure that the risk exposure for each Fund remains within the parameters of its objective and strategies.

We may temporarily hold assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments, to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interest of shareholders to do so. During these periods, a Fund may not achieve its objective.

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. You should carefully consider the risks common to investing in all mutual funds, including the Wells Fargo Funds. Certain common risks are identified in the "Summary of Important Risks" section on page 8. Other risks of mutual fund investing include the following:

 .   Unlike bank deposits, such as CDs or savings accounts, mutual funds are not insured by the FDIC.

 .   We cannot guarantee that a Fund will meet its investment objective.

 .   We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" any investment loss you may suffer, nor can anyone we contract with to provide services, such as selling agents or investment advisers, offer or promise to make good any such losses.

 .   Share prices--and therefore the value of your investment--will increase and decrease with changes in the value of the underlying securities and other investments. This is referred to as price volatility.

 .   An investment in a single Fund, by itself, does not constitute a complete investment plan.

 .   The Funds that invest in smaller companies, foreign companies (including investments made through ADRs and similar investments) and in emerging markets are subject to additional risks, including less liquidity and greater price volatility. A Fund's investment in foreign and emerging markets may also be subject to special risks associated with international trade, including currency, political, regulatory and diplomatic risk.

 .   Certain Funds may also use various derivative instruments, such as options or futures contracts. The term "derivatives" covers a broad range of investments, but in general it refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. Some derivatives may be more sensitive to interest rate changes or market moves, and some may be susceptible to changes in yields or values due to their structure or contract terms.

28    Stock Funds Prospectus

--------------------------------------------------------------------------------

What follows is a general list of the types of risks (some of which are described previously) that may apply to a given Fund and a table showing some of the additional investment practices that each Fund may use and the key risks associated with them. Additional information about these practices is available in the Statement of Additional Information.

Counter-Party Risk--The risk that the other party in a repurchase agreement or other transaction will not fulfill its contract obligation.

Currency Risk--The risk that a change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of an investment made in a security denominated in that foreign currency.

Emerging Market Risk--The additional risks associated with emerging markets, as defined in the glossary, including that they may be more sensitive to certain economic changes. For example, emerging market countries are often dependent on international trade and are therefore often vulnerable to recessions in other countries. They may have obsolete financial systems, have volatile currencies and may be more sensitive than more mature markets to a variety of economic factors. Emerging market securities may also be less liquid than securities of more developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Investment Risk--The additional risks associated with foreign investments, including that they may be subject to potentially less liquidity and greater price volatility. These additional risks include those related to adverse political, regulatory, market or economic developments, and foreign markets can and often do perform differently from U.S. markets. Emerging market securities typically present even greater exposure to these same risks and can present additional risks (such as those related to social unrest or political upheaval) that can make them extremely volatile. Additionally, foreign companies may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing their earnings potential, and dispositions of foreign securities and dividends and interest payable on those securities may be subject to high levels of foreign taxation. Direct investment in foreign securities involves exposure to fluctuations in foreign currency exchange rates, withholding and other taxes, trade settlement, custodial, and other operational risks, and the less stringent investor protection and disclosure standards of some foreign markets. ADRs reduce some of the risks of foreign investing, because a large, liquid market generally exists and U.S. trading and settlement practices reduce currency, custodial and other operational risks.

Leverage Risk--The risk that an investment practice, such as lending portfolio securities or engaging in forward commitment or when-issued securities transactions, may increase a Fund's exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

Liquidity Risk--The risk that a security cannot be sold at the time desired, or cannot be sold without adversely affecting the price.

Market Risk--The risk that the value of a stock, bond or other security will be reduced by market activity. This is a basic risk associated with all securities.

Regulatory Risk--The risk that changes in government regulations will adversely affect the value of a security. Also the risk that an insufficiently regulated market might permit inappropriate practices that adversely affect an investment.

                                                    Stock Funds Prospectus    29

Additional Strategies and General Investment Risks
--------------------------------------------------------------------------------

Small Company Investment Risk--The risk that investments in smaller companies may be more volatile and harder to sell than investments in larger companies. Smaller companies may have higher failure rates and generally have lower trading volumes than larger companies. Short-term changes in the demand for the securities of small companies may have a disproportionate effect on their market price, tending to make prices of these securities fall more dramatically in response to selling pressure.

In addition to the general risks discussed above and under "Summary of Important Risks," you should carefully consider and evaluate any special risks that may apply to investing in a particular Fund. See the "Important Risk Factors"
section in the summary for each Fund. You should also see the Statement of Additional Information for additional information about the investment practices and risks particular to each Fund.

30    Stock Funds Prospectus

--------------------------------------------------------------------------------

Investment Practice/Risk
The following table lists certain regular investment practices of the Funds, including some not disclosed in the Investment Objective and Investment Strategies sections of the Prospectus. The risks indicated after the description of the practice are NOT the only potential risks associated with that practice, but are among the more prominent. Market risk is assumed for each Fund. See the Statement of Additional Information for more information on these practices.

Remember, each Fund is designed to meet different investment needs and objectives.

                                                                                                                           SMALL
                                                                                                       INTERNATIONAL        CAP
                                                                                       INTERNATIONAL      EQUITY       OPPORTUNITIES
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT PRACTICE                                         PRINCIPAL RISKS
------------------------------------------------------------------------------------------------------------------------------------
Borrowing Policies
The ability to borrow money for temporary                   Leverage Risk                   X               X               X
purposes (e.g. to meet shareholder redemptions).

Emerging Markets
Securities of companies based in countries                  Emerging Market,
considered developing or to have "emerging"                 Foreign Investment,
stock markets. Generally, these securities                  Regulatory, Liquidity and       X               X
have the same type of risks as foreign securities,          Currency Risk
but to a higher degree.

Foreign Securities
Equity securities issued by a non-U.S. company, which       Foreign Investment,
may be in the form of an ADR or similar investment,         Regulatory, Liquidity and       X               X               X
or debt securities of a non-U.S. company or foreign         Currency Risk
government.

Illiquid Securities
A security which may not be sold or disposed of in          Liquidity Risk
the ordinary course of business within seven days                                           X               X               X
at the value determined by the Fund. Limited to
15% of net assets.

Loans of Portfolio Securities
The practice of loaning securities to brokers, dealers      Counter-Party
and financial institutions to increase return on            and Leverage                    X               X               X
those securities. Loans may be made up to 1940 Act          Risk
limits (currently one-third of total assets, including
the value of the collateral received).

Options
The right or obligation to receive or deliver a security    Liquidity Risk
or cash payment depending on the security's price or the
performance of an index or benchmark. Types of options                                                                      X
used may include: options on securities, options on a
stock index, stock index futures and options on stock
index futures to protect liquidity and portfolio value.

                                                     Stock Funds Prospectus   31

Additional Strategies and General Investment Risks
--------------------------------------------------------------------------------

                                                                                                                           SMALL
                                                                                                       INTERNATIONAL        CAP
                                                                                       INTERNATIONAL      EQUITY       OPPORTUNITIES
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT PRACTICE                                         PRINCIPAL RISKS
------------------------------------------------------------------------------------------------------------------------------------

Other Mutual Funds
Investments by the Fund in shares of other mutual           Market Risk
funds, which will cause Fund shareholders to bear                                           X               X               X
a pro rata portion of the other fund's expenses,
in addition to the expenses paid by the Fund.

Privately Issued Securities
Securities that are not publicly traded but which           Liquidity Risk
may or may not be resold in accordance with                                                 X               X               X
Rule 144A under the Securities Act of 1933.

Repurchase Agreements
A transaction in which the seller of a security agrees      Counter-Party Risk
to buy back a security at an agreed upon time and                                           X               X               X
price, usually with interest.

Small Company Securities
Investments in small companies, which may be                Small Company
less liquid and more volatile than investments in           Investment, Market              X               X               X
larger companies.                                           and Liquidity Risk

32   Stock Funds Prospectus

Organization and Management of the Funds
--------------------------------------------------------------------------------

A number of different entities provide services to the Funds. This section shows how the Funds are organized, lists the entities that perform different services, and explains how these service providers are compensated. Further information is available in the Statement of Additional Information for the Funds.

About Wells Fargo Funds Trust
The Trust was organized as a Delaware business trust on March 10, 1999. The Board of Trustees of the Trust supervises each Fund's activities, monitors its contractual arrangements with various service providers and decides upon matters of general policy.

The Trust was created to succeed to the assets and operations of the various mutual funds in the Stagecoach Family of Funds and the Norwest Advantage Family of Funds. The holding company of Wells Fargo Bank, the investment adviser to the Stagecoach Family of Funds, and the holding company of Norwest Investment Management, Inc. ("NIM"), the investment adviser to the Norwest Advantage Family of Funds, merged in November 1998. Many of the Funds described in this Prospectus has succeeded to the assets and operations of one or more corresponding Funds of Stagecoach or Norwest Advantage Funds. The performance and financial statement history of each Fund's designated predecessor Fund has been assumed by the Trust. The succession transactions were approved by the shareholders of the Stagecoach and Norwest Advantage Funds. The Table on page 52 identifies the Stagecoach or Norwest Advantage Fund predecessors to the Funds.

The Board of Trustees of the Trust supervises the Funds' activities and approves the selection of various companies hired to manage the Funds' operation. The major service providers are described in the diagram below. Except for the advisers, which generally may be changed only with shareholder approval, if the Board believes that it is in the best interests of the shareholders, it may change service providers.

                                                  BOARD OF TRUSTEES
-----------------------------------------------------------------------------------------------------------------------
                                          Supervises the Funds' activities
-----------------------------------------------------------------------------------------------------------------------
       INVESTMENT ADVISER                                                       CUSTODIAN
-----------------------------------------------------------------------------------------------------------------------
Wells Fargo Funds Management, LLC                                  Wells Fargo Bank Minnesota, N.A.
525 Market St.                                                     6th St. & Marquette
San Francisco, CA                                                  Minneapolis, MN

Manages the Funds' investment activities                           Provides safekeeping for the Funds' assets
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                               INVESTMENT SUB-ADVISER(S)
-----------------------------------------------------------------------------------------------------------------------
                                                    Varies by Fund
                                    See Individual Fund Descriptions for Details
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                                                                                        SHAREHOLDER
                                                            TRANSFER                                     SERVICING
     ADMINISTRATOR                                           AGENT                                        AGENTS
-----------------------------------------------------------------------------------------------------------------------
   Wells Fargo Funds Management, LLC                   Boston Financial Data Services, Inc.           Various Agents
   525 Market St.                                      Two Heritage Dr.
   San Francisco, CA                                   Quincy, MA

   Manages the Funds' business activities              Maintains records of shares and                Provide services
                                                       supervises the paying of dividends             to customers
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                             FINANCIAL SERVICES FIRMS AND SELLING AGENTS
-----------------------------------------------------------------------------------------------------------------------
                                  Advise current and prospective shareholders on Fund investments
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                                            SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------

                                                     Stock Funds Prospectus   33

Organization and Management of the Funds
--------------------------------------------------------------------------------

The Investment Adviser
Funds Management serves as the investment adviser for each of the Funds. Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company, was created to succeed to the mutual fund advisory responsibilities of Wells Fargo Bank and is an affiliate of Wells Fargo Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. The Funds' adviser is responsible for developing the investment policies and guidelines for the Funds, and for supervising the sub-advisers who are responsible for the day-to-day portfolio management of the Funds. As of September 30, 2001, Funds Management and its affiliates managed over $155 billion in assets. For providing these services, Funds Management is entitled to receive fees as described in the "Summary of Expenses" section at the front of this Prospectus.

Dormant Investment Advisory Arrangements
Under the investment advisory contract for the Funds, Funds Management acts as investment adviser for gateway fund assets redeemed from a core portfolio and invested directly in a portfolio of securities. Funds Management does not receive any compensation under this agreement as long as a gateway fund invests substantially all of its assets in one or more core portfolios. If a gateway fund redeems assets from a core portfolio and invests them directly, Funds Management receives an investment advisory fee from the gateway fund for the management of those assets.

Each gateway fund has a similar "dormant" sub-advisory arrangement with some or all of the sub-advisers that advise the core portfolio(s) in which a gateway fund invests. Under these arrangements, if a gateway fund redeems assets from a core portfolio and invests them directly using the sub-adviser, the sub-adviser would receive a sub-advisory fee from Funds Management at the same rate the sub-adviser received from the core portfolio for investing the portion of the Fund's assets formerly invested in the core portfolio.

The Sub-Advisers
Wells Capital Management Incorporated ("WCM"), an affiliate of Funds Management located at 525 Market Street, San Francisco, CA 94163, is the sub-adviser for the International Equity Fund, and in this capacity is responsible for the day-to-day investment management activities of this Fund. WCM provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies, and high net-worth individuals. As of September 30, 2001, WCM managed assets aggregating in excess of $99 billion.

Schroder Investment Management North America Inc. ("Schroder") located at 787 7th Avenue, New York, NY 10019, is the investment sub-adviser for the International Core Portfolio in which the International Fund invests, and for the Small Cap Opportunities Fund. In this capacity, it is responsible for the day-to-day investment management activities of the Funds and the core portfolio. Schroder provides investment management services to company retirement plans, foundations, endowments, trust companies and high net-worth individuals. As of June 30, 2001, Schroder managed $34 billion in assets.

The sub-advisers are compensated for their services by Funds Management from the fees Funds Management receives for their services as adviser.

The Administrator
Funds Management provides the Funds with administrative services, including general supervision of each Fund's operation, coordination of the other services provided to each Fund, compilation of information for reports to the SEC and the state securities commissions, preparation of proxy statements and shareholder reports, and general supervision of data compilation in connection with preparing periodic reports to the Trust's Trustees and officers. Funds Management also

34   Stock Funds Prospectus

--------------------------------------------------------------------------------

furnishes office space and certain facilities to conduct each Fund's business. For providing these services, Funds Management is entitled to receive an annual fee of 0.15% of the average daily net assets of each Fund.

Shareholder Servicing Plan
We have a shareholder servicing plan for each Fund. We have agreements with various shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services. For these services, each Fund pays an annual fee of 0.25% of its average daily net assets.

The Transfer Agent
Boston Financial Data Services, Inc. ("BFDS") provides transfer agency and dividend disbursing services to the Funds. For providing these services, BFDS receives an annual fee and certain transaction-related fees, and is reimbursed for out-of-pocket expenses incurred on behalf of the Funds.

                                                     Stock Funds Prospectus   35

A Choice of Share Classes
--------------------------------------------------------------------------------

After choosing a Fund, your next most important choice is which share class to buy. The following classes of shares are available through this Prospectus:

 .   Class A Shares--with a front-end sales charge, volume reductions and lower ongoing expenses than Class B and Class C shares.
 .   Class B Shares--with a contingent deferred sales charge ("CDSC") payable upon redemption that diminishes over time, and higher ongoing expenses than Class A shares.
 .   Class C Shares--with a 1.00% CDSC on redemptions made within one year of purchase, and higher ongoing expenses than Class A shares.

The choice among share classes is largely a matter of preference. You should consider, among other things, the different fees and sales loads assessed on each share class and the length of time you anticipate holding your investment. If you prefer to pay sales charges up front, wish to avoid higher ongoing expenses, or, more importantly, you think you may qualify for volume discounts based on the amount of your investment, then Class A shares may be the choice for you.

You may prefer instead to see "every dollar working" from the moment you invest. If so, then consider Class B or Class C shares. Please note that Class B shares convert to Class A shares after seven years to avoid the higher ongoing expenses assessed against Class B shares.

Class C shares are available for the International Equity Fund. They are similar to Class B shares, with some important differences. Unlike Class B shares, Class C shares do not convert to Class A shares. The higher ongoing expenses will be assessed as long as you hold the shares. The choice between Class B and Class C shares depends on how long you intend to hold Fund shares before redeeming them.

Orders for Class B shares of $250,000 or more either will be treated as orders for Class A shares or will be refused. For Class C shares, orders of $1,000,000 or more, including orders which because of a right of accumulation or letter of intent would qualify for the purchase of Class A shares without an initial sales charge, also either will be treated as orders for Class A shares or will be refused.

Please see the expenses listed for each Fund and the following sales charge schedules before making your decision. You should also review the "Reductions and Waivers of Sales Charges" section of the Prospectus. You may wish to discuss this choice with your financial consultant.

Class A Share Sales Charge Schedule
If you choose to buy Class A shares, you will pay the Public Offering Price ("POP") which is the NAV plus the applicable sales charge. Since sales charges are reduced for Class A share purchases above certain dollar amounts, known as "breakpoint levels," the POP is lower for these purchases.

36   Stock Funds Prospectus

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 CLASS A SHARES HAVE THE FOLLOWING SALES CHARGE SCHEDULE:
--------------------------------------------------------------------------------

                                FRONT-END SALES              FRONT-END SALES
                                  CHARGE AS %                  CHARGE AS %
          AMOUNT                   OF PUBLIC                  OF NET AMOUNT
       OF PURCHASE               OFFERING PRICE                 INVESTED

Less than $50,000                      5.75%                      6.10%

$50,000 to $99,999                     4.75%                      4.99%

$100,000 to $249,999                   3.75%                      3.90%

$250,000 to $499,999                   2.75%                      2.83%

$500,000 to $999,999                   2.00%                      2.04%

$1,000,000 and over/1/                 0.00%                      0.00%

/1/ We will assess Class A share purchases of $1,000,000 or more a 1.00% CDSC if they are redeemed within one year from the date of purchase, unless the dealer of record waived its commission with a Fund's approval. CDSCs are based on the lower of the NAV on the date of purchase or the date of redemption.

Class B Share CDSC Schedule
If you choose Class B shares, you buy them at NAV and agree that if you redeem your shares within six years of the purchase date, you will pay a CDSC based on how long you have held your shares. Certain exceptions apply (see "Class B and Class C Share CDSC Waivers" and "Waivers for Certain Parties"). The CDSC
schedule is as follows:

--------------------------------------------------------------------------------
 CLASS B SHARES HAVE THE FOLLOWING CDSC SCHEDULE:
--------------------------------------------------------------------------------

REDEMPTION WITHIN    1 YEAR   2 YEARS   3 YEARS   4 YEARS   5 YEARS   6 YEARS    7 YEARS   8  YEARS
CDSC                  5.00%     4.00%     3.00%     3.00%     2.00%      1.00%     0.00%  A shares

The CDSC percentage you pay is applied to the lower of the NAV of the shares on the date of the original purchase, or the NAV of the shares on the date of redemption.

We always process partial redemptions so that the least expensive shares are redeemed first in order to reduce your CDSC. After shares are held for six years, the CDSC expires. After shares are held for seven years, the Class B shares are converted to Class A shares to reduce your future ongoing expenses.

Class B shares received in the reorganization of the Stagecoach Funds in exchange for Stagecoach Fund shares purchased after July 17, 1999 are also subject to the above CDSC schedule.

Class B shares received in the reorganization of the Norwest Advantage Funds in exchange for Norwest Advantage Fund shares purchased after May 18, 1999 are also subject to the above CDSC schedule.

                                                     Stock Funds Prospectus   37

A Choice of Share Classes
--------------------------------------------------------------------------------

Class B shares received in the reorganization of the Stagecoach Funds in exchange for Stagecoach Fund shares purchased prior to July 17, 1999, but after March 3, 1997 are subject to the following CDSC schedule, and such shares convert to Class A shares automatically after six years:

--------------------------------------------------------------------------------
 CLASS B SHARES RECEIVED IN EXCHANGE FOR STAGECOACH FUND SHARES PURCHASED AFTER MARCH 3, 1997, BUT BEFORE JULY 17, 1999 HAVE THE FOLLOWING CDSC SCHEDULE:
--------------------------------------------------------------------------------

REDEMPTION WITHIN    1 YEAR   2 YEARS   3 YEARS   4 YEARS   5 YEARS   6 YEARS   7 YEARS
CDSC                  5.00%    4.00%     3.00%     3.00%     2.00%     1.00%    A shares

Class B shares received in the reorganization of the Stagecoach Funds in exchange for Stagecoach Fund shares purchased prior to March 3, 1997 are subject to a CDSC if they are redeemed within four years of the original purchase. The CDSC schedule for these shares is below:

--------------------------------------------------------------------------------
 CLASS B SHARES RECEIVED IN EXCHANGE FOR STAGECOACH FUND SHARES PURCHASED PRIOR TO MARCH 3, 1997 HAVE THE FOLLOWING CDSC SCHEDULE:
--------------------------------------------------------------------------------

REDEMPTION WITHIN    1 YEAR   2 YEARS   3 YEARS   4 YEARS   5 YEARS   6 YEARS   7 YEARS
CDSC                  3.00%    2.00%     1.00%     1.00%     0.00%     0.00%    A shares

Class B shares received in the reorganization of the Norwest Advantage Funds in exchange for Norwest Advantage Fund shares purchased prior to May 18, 1999 are subject to the following CDSC schedule on the exchanged shares, and such shares convert to Class A shares automatically after seven years:

--------------------------------------------------------------------------------
 CLASS B SHARES RECEIVED IN EXCHANGE FOR NORWEST ADVANTAGE FUND SHARES PURCHASED PRIOR TO MAY 18, 1999 HAVE THE FOLLOWING CDSC SCHEDULE:
--------------------------------------------------------------------------------

REDEMPTION WITHIN    1 YEAR   2 YEARS   3 YEARS   4 YEARS   5 YEARS   6 YEARS   7 YEARS   8 YEARS
CDSC                  4.00%    3.00%     3.00%     2.00%     2.00%     1.00%     0.00%   A shares

If you exchange the Class B shares received in the reorganization for Class B shares of another Fund, you will retain the CDSC schedules of your exchanged shares. Additional shares purchased will age at the currently effective higher CDSC schedule first shown above.

Class C Share CDSC Schedule
If you choose Class C shares, you buy them at NAV and agree that if you redeem your shares within one year of the purchase date, you will pay a CDSC of 1.00%.

The CDSC percentage you pay is applied to the lower of the NAV on the date of the original purchase, or the NAV on the date of redemption. The distributor pays sales commissions of up to 1.00% of the purchase price of Class C shares to selling agents at the time of the sale, and up to 1.00% annually thereafter.

We always process partial redemptions so that the least expensive shares are redeemed first in order to reduce your CDSC. Class C shares do not convert to Class A shares, and therefore continue to pay the higher ongoing expenses.

38   Stock Funds Prospectus

Reductions and Waivers of Sales Charges
--------------------------------------------------------------------------------

Generally, we offer more sales charge reductions for Class A shares than for Class B and Class C shares, particularly if you intend to invest greater amounts. You should consider whether you are eligible for any of the potential reductions when you are deciding which share class to buy.

Class A Share Reductions

 .   You pay no sales charges on Fund shares you buy with reinvested distributions.

 .   You pay a lower sales charge if you are investing an amount over a breakpoint level. See the "Class A Share Sales Charge Schedule" above.

 .   By signing a Letter of Intent ("LOI"), you pay a lower sales charge now in exchange for promising to invest an amount over a specified breakpoint within the next 13 months. We will hold in escrow shares equal to approximately 5% of the amount you intend to buy. If you do not invest the amount specified in the LOI before the expiration date, we will redeem enough escrowed shares to pay the difference between the reduced sales load you paid and the sales load you should have paid. Otherwise, we will release the escrowed shares when you have invested the agreed amount.

 .   Rights of Accumulation ("ROA") allow you to combine the amount you are investing and the total value of Class A, Class B and Class C shares of any Wells Fargo Fund already owned (excluding Class A shares acquired at NAV) to reach breakpoint levels and to qualify for sales load discounts on subsequent purchases of Class A shares.

 .   You pay no sales charges on Fund shares you purchase with the proceeds of a redemption of either Class A or Class B shares within 120 days of the date of redemption.

 .   You may reinvest into a Wells Fargo Fund with no sales charge a required distribution from a pension, retirement, benefits or similar plan for which Wells Fargo Bank acts as trustee provided the distribution occurred within the 30 days prior to your reinvestment.

If you believe you are eligible for any of these reductions, it is up to you to ask the selling agent or the shareholder servicing agent for the reduction and to provide appropriate proof of eligibility.

You, or your fiduciary or trustee, also may tell us to extend volume discounts, including the reductions offered for rights of accumulation and letters of intent, to include purchases made by:

 .   a family unit, including children under the age of twenty-one or single trust estate;

 .   a trustee or fiduciary purchasing for a single fiduciary relationship; or

 .   the members of a "qualified group" which consists of a "company" (as defined in the 1940 Act, as amended), and related parties of such a "company," which has been in existence for at least six months and which has a primary purpose other than acquiring Fund shares at a discount.

                  How a Letter of Intent Can Save You Money!

If you plan to invest, for example, $100,000 in a Wells Fargo Fund in installments over the next year, by signing a letter of intent you would pay only 3.75% sales load on the entire purchase. Otherwise, you might pay 5.75% on the first $49,999, then 4.75% on the next $50,000!

                                                     Stock Funds Prospectus   39

Reductions and Waivers of Sales Charges
--------------------------------------------------------------------------------

Class B and Class C Share CDSC Waivers

 .   You pay no CDSC on Fund shares you purchase with reinvested distributions.

 .   We waive the CDSC for all redemptions made because of scheduled (Rule 72T withdrawal schedule) or mandatory (withdrawals made after age 70 1/2 according to IRS guidelines) distributions for certain retirement plans. (See your retirement plan disclosure for details.)

 .   We waive the CDSC for redemptions made in the event of the shareholder's death or for a disability suffered after purchasing shares. ("Disability" is defined by the Internal Revenue Code of 1986.)

 .   We waive the CDSC for redemptions made at the direction of Funds Management in order to, for example, complete a merger.

 .   We waive the Class B share CDSC for withdrawals made by former Norwest
    Advantage Funds shareholders in certain qualified accounts up to certain limits. (See the Statement of Additional Information for further details.)

 .   We waive the Class C share CDSC for certain types of accounts.

For Class B shares purchased after May 18, 1999 for former Norwest Advantage Funds shareholders, after July 17, 1999 for former Stagecoach Funds shareholders, and for all other shareholders, no CDSC is imposed on withdrawals that meet all of the following circumstances:

 .   withdrawals are made by participating in the Systematic Withdrawal Program;

 .   withdrawals may not exceed 10% of your fund assets (including "free shares") annually based on your anniversary date in the Systematic Withdrawal Program; and

 .   you participate in the dividend and capital gain reinvestment program.

Waivers for Certain Parties
If you are eligible for certain waivers, we will sell you Class A shares so you can avoid higher ongoing expenses. The following people can buy Class A shares at NAV:

 .   Current and retired employees, directors/trustees and officers of:

    .   Wells Fargo Funds (including any predecessor funds);

    .   Wells Fargo & Company and its affiliates;

    .   and the family members of any of the above.

 .   Current employees of:

    .   Stephens Inc. and its affiliates;

    .   broker-dealers who act as selling agents;

    . and immediate family members (spouse, sibling, parent or child) of any of the above. Contact your selling agent for further information.

You also may buy Class A Fund shares at NAV if they are to be included in certain retirement, benefits, pension or investment "wrap accounts" with whom Wells Fargo Funds has reached an agreement, or through an omnibus account maintained with a Fund by a broker-dealer.

We reserve the right to enter into agreements that reduce or eliminate sales charges for groups or classes of shareholders, or for Fund shares included in other investment plans such as "wrap accounts." If you own Fund shares as part of another account or package such as an IRA or a sweep account, you must read the directions for that account. These directions may supersede the terms conditions discussed here.

40   Stock Funds Prospectus

--------------------------------------------------------------------------------

Distribution Plan
We have adopted a Distribution Plan ("Plan") pursuant to Rule 12b-1 of the 1940 Act for the Class B and Class C shares of the Funds. The Plan authorizes the payment of all or part of the cost of preparing and distributing prospectuses and distribution-related services including ongoing compensation to selling agents. The Plan also provides that, if and to the extent any shareholder servicing payments are recharacterized as payments for distribution-related services, they are approved and payable under the Plan. The fees paid under this Plan are as follows:

FUND                                   CLASS B       CLASS C

International                           0.75%          N/A

International Equity                    0.75%         0.75%

Small Cap Opportunities                 0.75%          N/A

These fees are paid out of the Funds' assets on an ongoing basis. Over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                                                    Stock Funds Prospectus    41

Exchanges
--------------------------------------------------------------------------------

Exchanges between Wells Fargo Funds involve two transactions: a sale of shares of one Fund and the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

 .   You should carefully read the prospectus for the Fund into which you wish to exchange.

 .   Every exchange involves selling Fund shares that may produce a capital gain or loss for tax purposes.

 .   If you are making an initial investment into a new Fund through an exchange, you must exchange at least the minimum first purchase amount for the new Fund, unless your balance has fallen below that amount due to market conditions.

 .   Any exchange between Funds you already own must meet the minimum redemption and subsequent purchase amounts for the Funds involved.

 .   Exchanges may be made between like share classes. Class C shares of non-
    money market Funds may be exchanged for Class A shares of money market Funds. Such exchanged Class C shares may only be re-exchanged for Class C shares of non-money market Funds. Class B and Class C share exchanges will not trigger the CDSC. The new shares will continue to age according to their original schedule while in the new Fund and will be charged the CDSC applicable to the original shares upon redemption. Exchanges of Class B shares into Money Market Fund Class B shares are subject to certain restrictions in addition to those described above.

 .   In order to discourage excessive exchange activity that could result in additional expenses and lower returns for the Funds, the Funds may restrict or refuse exchanges from market timers. You may be considered a market timer if you completed more than one exchange within a 3-month period, or seem to be following a timing pattern.

Generally, we will notify you at least 60 days in advance of any changes in the exchange rules.

Contact your account representative for further details.

42    Stock Funds Prospectus

Your Account
--------------------------------------------------------------------------------

This section tells you how Fund shares are priced, how to open an account and how to buy, sell or exchange Fund shares once your account is open.

Pricing Fund Shares
 .   As with all mutual fund investments, the price you pay to purchase shares or the price you receive when you redeem shares is not determined until after a request has been received in proper form. The price of Fund shares is based on a Fund's NAV. The price at which a purchase or redemption of Fund shares is effected is based on the next calculation of NAV after the order is placed.

 .   Each Fund's investments are generally valued at current market prices.
    Securities are generally valued based on the last sale price during the regular trading session if the security trades on an exchange ("closing price"), and if there is no sale, based on latest quoted bid prices. Securities that are not traded primarily on an exchange generally are valued using latest quoted bid prices obtained by an independent pricing service. We may be required to depart from these general valuation methods and use fair value pricing methods to determine the values of certain investments if we believe that the latest closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value when the Fund calculates its NAV. The closing price or the latest quoted bid price of a security may not reflect its current value if, among other things, a significant event occurs after the closing price or quoted bid price but before a Fund calculates its NAV that materially affects the value of the security. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price. See the Statement of Additional Information for further disclosure.

 .   We determine the NAV of each class of the Funds' shares each business day as of the close of regular trading on the New York Stock Exchange ("NYSE") which is usually 4:00 p.m. (ET). We determine the NAV by subtracting each Fund class's liabilities from its total assets, and then dividing the result by the total number of outstanding shares of that class. See the Statement of Additional Information for further disclosure.

 .   We process requests to buy or sell shares of the Funds each business day as of the close of regular trading on the NYSE, which is usually 4:00 p.m.
    (ET). If the NYSE closes early, the Funds will close early and will value their shares at such earlier time under these circumstances. Requests we receive in proper form before this time are processed the same day.
    Requests we receive after the cutoff time are processed the next business day.

 .   The Funds are open for business on each day the NYSE is open for business.
    NYSE holidays include New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. When any holiday falls on a weekend, the NYSE typically is closed on the weekday immediately before or after such holiday.

You Can Buy Fund Shares
 .   By opening an account directly with the Fund (simply complete and return a
    Wells Fargo Funds Application with proper payment);

 .   Through a brokerage account with an approved selling agent; or

 .   Through certain retirement, benefit and pension plans, or through certain packaged investment products (please see the providers of the plan for instructions).

In addition to payments received from the Funds, selling or servicing agents may receive significant additional payments directly from the Adviser, the Distributor, or their affiliates in connection with the sale of Fund shares.


                                                    Stock Funds Prospectus    43

Your Account
--------------------------------------------------------------------------------

Minimum Investments
 .   $1,000 per Fund minimum initial investment; or

 .   $100 per Fund if you use the Systematic Purchase Program; and

 .   $100 per Fund for all investments after your initial investment.

We may waive the minimum initial investment amount for purchases made through certain retirement, benefit and pension plans, through certain packaged investment products, or for certain classes of shareholders as permitted by the SEC. Check the specific disclosure statements and Applications for the program through which you intend to invest.

Small Account Redemptions
We reserve the right to redeem certain accounts that fall below the minimum initial investment amount as the result of shareholder redemptions (as opposed to market movement). We will notify you approximately 60 days prior to such redemption, and we will provide you with the opportunity to make additional investments that will bring your account above the minimum investment amount. Account redemptions are net of any applicable CDSC. Please contact your selling agent for further details.

44    Stock Funds Prospectus

                                                               How to Buy Shares
--------------------------------------------------------------------------------

The following section explains how you can buy shares directly from Wells Fargo Funds. For Funds held through brokerage and other types of accounts, please consult your selling agent.

--------------------------------------------------------------------------------
BY MAIL
--------------------------------------------------------------------------------
IF YOU ARE BUYING SHARES FOR THE FIRST TIME:
--------------------------------------------------------------------------------
 .   Complete a Wells Fargo Funds Application. Be sure to indicate the Fund name and the share class into which you intend to invest (if no choice is indicated, Class A shares will be designated). Your account will be credited on the business day that the transfer agent receives your application in proper order. Failure to complete an Application properly may result in a delay in processing your request.

 .   Enclose a check for at least $1,000 made out in the full name and share class of the Fund. For example,"Wells Fargo International Fund, Class B." Please note that checks made payable to any entity other than the full Fund name or "Wells Fargo Funds" will be returned to you.

 .   All purchases must be made with U.S. dollars and all checks must be drawn on U.S. banks.

 .   You may start your account with $100 if you elect the Systematic Purchase
    Program option on the Application.


 .    Mail to: Wells Fargo Funds            Overnight Mail Only: Wells Fargo Funds
              P.O. Box 8266                                     ATTN: CCSU-Boston Financial
              Boston, MA 02266-8266                             66 Brooks Drive
                                                                Braintree, MA 02184

--------------------------------------------------------------------------------
IF YOU ARE BUYING ADDITIONAL SHARES:
--------------------------------------------------------------------------------
 .   Make a check payable to the full name and share class of your Fund for at least $100. Be sure to write your account number on the check as well.

 .   Enclose the payment stub/card from your statement if available.

 .   Mail to: Wells Fargo Funds
             P.O. Box 8266
             Boston, MA 02266-8266

                                                    Stock Funds Prospectus    45

Your Account
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
BY WIRE
--------------------------------------------------------------------------------
IF YOU ARE BUYING SHARES FOR THE FIRST TIME:
--------------------------------------------------------------------------------
 .   You must first call Investor Services at 1-800-222-8222, option 0, to notify them of an incoming wire trade.

 .   If you do not currently have an account, complete a Wells Fargo Funds
    Application. You must wire at least $1,000. Be sure to indicate the Fund name and the share class into which you intend to invest.

 .   All purchases must be made with U.S. dollars.

 .   Mail the completed Application. Your account will be credited on the business day that the transfer agent receives your application in proper order.


 .    Overnight Application to: Wells Fargo Funds
                               ATTN: CCSU-Boston Financial
                               66 Brooks Drive
                               Braintree, MA 02184

 .    Wire money to:            State Street Bank & Trust        Attention:
                               Boston, MA                       Wells Fargo Funds (Name
                                                                of Fund, Account Number,
                               Bank Routing Number:             and Share Class)
                               ABA 011 000028
                                                                Account Name:
                               Wire Purchase Account Number:    (Registration Name
                               9905-437-1                       Indicated on Application)

--------------------------------------------------------------------------------
IF YOU ARE BUYING ADDITIONAL SHARES:
--------------------------------------------------------------------------------
 .   Instruct your wiring bank to transmit at least $100 according to the instructions given below. Be sure to have the wiring bank include your current account number and the name your account is registered in.


 .    Wire money to:            State Street Bank & Trust        Attention:
                               Boston, MA                       Wells Fargo Funds (Name
                                                                of Fund, Account Number,
                               Bank Routing Number:             and Share Class)
                               ABA 011 000028
                                                                Account Name:
                               Wire Purchase Account Number:    (Registration Name
                               9905-437-1                       Indicated on Account)

46    Stock Funds Prospectus

                                                               How to Buy Shares
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
BY PHONE
--------------------------------------------------------------------------------
IF YOU ARE BUYING SHARES FOR THE FIRST TIME:
--------------------------------------------------------------------------------
    . You can only make your first purchase of a Fund by phone if you already have an existing Wells Fargo Funds Account.

 .   Call Investor Services at 1-800-222-8222, option 0 for an Investor Services
    Representative or option 2 to use our Automated Voice Response service to either:

    .   transfer at least $1,000 from a linked settlement account, or

    . exchange at least $1,000 worth of shares from an existing Wells Fargo Funds Account.

--------------------------------------------------------------------------------
IF YOU ARE BUYING ADDITIONAL SHARES:
--------------------------------------------------------------------------------
 .   Call Investor Services at 1-800-222-8222, option 0 for an Investor Services
    Representative or option 2 to use our Automated Voice Response service to either:

    .  transfer at least $100 from a linked settlement account, or

    . exchange at least $100 worth of shares from an existing Wells Fargo Funds Account.

                                                    Stock Funds Prospectus    47

Your Account
--------------------------------------------------------------------------------

The following section explains how you can sell shares held directly through an account with Wells Fargo Funds by mail or telephone. For Fund shares held through brokerage or other types of accounts, please consult your selling agent.

--------------------------------------------------------------------------------
BY MAIL
--------------------------------------------------------------------------------
 .   Write a "Letter of Instruction" stating your name, your account number, the
    Fund you wish to redeem and the dollar amount ($100 or more) of the redemption you wish to receive (or write "Full Redemption").

 .   Make sure all the account owners sign the request exactly as their names appear on the account application.

 .   You may request that redemption proceeds be sent to you by check, by ACH transfer into a bank account, or by wire. Please call Investor Services regarding requirements for linking bank accounts or for wiring funds. We reserve the right to charge a fee for wiring funds although it is not currently our practice to do so.

 .   Signature Guarantees are required for mailed redemption requests over
    $50,000, or if the address on your account was changed within the last 30 days. You can get a signature guarantee at financial institutions such as a bank or brokerage house. We do not accept notarized signatures.

 .   Mail to: Wells Fargo Funds
             P.O. Box 8266
             Boston, MA 02266-8266

--------------------------------------------------------------------------------
BY PHONE
--------------------------------------------------------------------------------
 .   Call Investor Services at 1-800-222-8222, option 0 for an Investor Services
    Representative or option 2 to use our Automated Voice Response Service to request a redemption of at least $100. Be prepared to provide your account number and Taxpayer Identification Number.

 .   Unless you have instructed us otherwise, only one account owner needs to call in redemption requests.

 .   You may request that redemption proceeds be sent to you by check, by transfer into an ACH-linked bank account, or by wire. Please call Investor Services regarding requirements for linking bank accounts or for wiring funds. We reserve the right to charge a fee for wiring funds although it is not currently our practice to do so.

 .   Telephone privileges are automatically made available to you unless you specifically decline them on your Application or subsequently in writing.

 .   Telephone privileges allow us to accept transaction instructions by anyone representing themselves as the shareholder and who provides reasonable confirmation of their identity, such as providing the Taxpayer Identification Number on the account. We will not be liable for any losses incurred if we follow telephone instructions we reasonably believe to be genuine.

 .   We will not mail the proceeds of a telephone redemption request if the address on your account was changed in the last 30 days.

48    Stock Funds Prospectus

                                                              How to Sell Shares
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
GENERAL NOTES FOR SELLING SHARES
--------------------------------------------------------------------------------
 .   We will process requests to sell shares at the first NAV calculated after a request in proper form is received. Requests received before the cutoff time are processed on the same business day.

 .   Your redemptions are net of any applicable CDSC.

 .   If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that supersede the directions in this Prospectus.

 .   We reserve the right to delay payment of a redemption so that we may be reasonably certain that investments made by check, through ACH or Systematic Purchase Program have been collected. Payments of redemptions also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

 .   Generally, we pay redemption requests in cash, unless the redemption request is for more than the lesser of $250,000 or 1% of the net assets of the Fund by a single shareholder over any ninety-day period. If a request for a redemption is over these limits, it may be to the detriment of existing shareholders to pay such redemption in cash. Therefore, we may pay all or part of the redemption in securities of equal value.

                                                    Stock Funds Prospectus    49

Additional Services and Other Information
--------------------------------------------------------------------------------

Automatic Programs
These programs help you conveniently purchase and/or redeem shares each month. Once you select a Program, tell us the day of the month you would like the transaction to occur. If you do not specify a date, we will process the transaction on or about the 25th day of the month. Systematic Withdrawals may only be processed on or about the 25th day of the month. Call Investor Services at 1-800-222-8222, option 0 for more information.

 .   Systematic Purchase Program--With this program, you can regularly purchase shares of a Wells Fargo Fund with money automatically transferred from a linked bank account. Simply select the Fund and class you would like to purchase and specify an amount of at least $100.

 .   Systematic Exchange Program--With this program, you can regularly exchange shares of a Wells Fargo Fund you own for shares of another Wells Fargo Fund. The exchange amount must be at least $100. See the "Exchanges" section of this Prospectus for the conditions that apply to your shares. This feature may not be available for certain types of accounts.

 .   Systematic Withdrawal Program--With this program, you can regularly redeem shares and receive the proceeds by check or by transfer to a linked bank account. Simply specify an amount of at least $100. To participate in this program, you:

    .   must have a Fund account valued at $10,000 or more;

    .   must have your distributions reinvested; and

    .   may not simultaneously participate in the Systematic Purchase Program.

It generally takes about ten days to establish a Program once we have received your instructions. It generally takes about five days to change or cancel participation in a Program. We may automatically cancel your program if the linked bank account you specified is closed, or for other reasons.


Income and Gain Distributions
Funds in this Prospectus pay any distributions of net investment income and capital gain, if any, at least annually.

We offer the following distribution options:

 .   Automatic Reinvestment Option--Lets you buy new shares of the same class of the Fund that generated the distributions. The new shares are purchased at NAV generally on the day the income is paid. This option is automatically assigned to your account unless you specify another option.

 .   Check Payment Option--Allows you to receive checks for distributions mailed to your address of record or to another name and address which you have specified in written, signature guaranteed instructions. If checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible.

 .   Bank Account Payment Option--Allows you to receive distributions directly in a checking or savings account through ACH. The bank account must be linked to your Wells Fargo Fund account. In order to establish a new linked bank account, you must send a written signature guaranteed instruction along with a copy of a voided check or deposit slip. Any distribution returned to us due to an invalid banking instruction will be sent to your address of record by check at the earliest date possible, and future distributions will be automatically re-invested.

50    Stock Funds Prospectus

--------------------------------------------------------------------------------

 .   Directed Distribution Purchase Option--Lets you buy shares of a different
    Wells Fargo Fund of the same share class. The new shares are purchased at NAV generally on the day the income is paid. In order to establish this option, you need to identify the Fund and account the distributions are coming from, and the Fund and account to which the distributions are being directed. You must meet any required minimum purchases in both Funds prior to establishing this option.

Remember, distributions have the effect of reducing the NAV per share by the amount distributed.


Taxes
The following discussion regarding federal income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important income tax considerations affecting the Funds and you as a shareholder. It is not intended as a substitute for careful tax planning. You should consult your tax advisor about your specific tax situation. Please see the Statement of Additional Information for further federal income tax considerations.

As required by the Internal Revenue Code, we will pass on to you substantially all of a Fund's net investment income and realized capital gains. Distributions of a Fund's ordinary income, net short-term capital gain and income from certain other sources will be taxable to you as ordinary income. Distributions of a Fund's net long-term capital gain will be taxable to you as long-term capital gain. Corporate shareholders may be able to deduct a portion of distributions when determining their taxable income.

Distributions from a Fund normally will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. At the end of each year, we will notify you of the federal income tax status of your distributions for the year.

If more than 50% of a Fund's total assets at the close of its taxable year consists of securities of non-U.S. companies, the Fund can file an election with the IRS which requires you to include a pro rata-portion amount of the Fund's foreign withholding taxes in your gross income, and treat such amount as foreign taxes paid by you. In general, you can either deduct such amount in computing your taxable income or claim such amount as a foreign tax credit against your federal income tax liability. We expect that the International Fund and International Equity Fund will be eligible for and will make this election. No other fund will be eligible for the election.

If you buy shares of a Fund shortly before it makes a distribution, your distribution will, in effect, be a taxable return of part of your investment. Similarly, if you buy shares of a Fund when it holds appreciated securities, you will receive a taxable return of part of your investment if and when the Fund sells the appreciated securities and realizes the gain. The Funds have built up, or have the potential to build up, high levels of unrealized appreciation.

Your redemptions (including redemptions in-kind) and exchanges of Fund shares ordinarily will result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Such capital gain or loss will be long-term capital gain or loss if you have held your redeemed or exchanged Fund shares for more than one year at the time of redemption or exchange. In certain circumstances, losses realized on the redemption or exchange of Fund shares may be disallowed.

Foreign residents may be subject to different tax treatment, including withholding taxes. In certain circumstances, U.S. residents may be subject to back-up withholding.

                                                    Stock Funds Prospectus    51

Table of Predecessors
--------------------------------------------------------------------------------

The Funds described in this Prospectus were created as part of the reorganization of the Stagecoach Family of Funds, advised by Wells Fargo Bank and the Norwest Advantage Family of Funds, advised by NIM, into a single mutual fund complex. The reorganization followed the merger of the advisers' parent companies.

Each Fund listed below is an accounting survivor of a former Stagecoach Funds, Inc. or Norwest Advantage Funds fund, as indicated in the Table of Predecessors below. The performance histories and financial highlights of each Fund include the performance histories and financial highlights of the predecessor fund.


Wells Fargo Funds Trust              Predecessor Fund

International Fund                   Norwest Advantage International Fund

International Equity Fund            Stagecoach International Equity Fund

Small Cap Opportunities Fund         Norwest Advantage Small Cap Opportunities Fund

52  Stock Funds Prospectus

                                              This page intentionally left blank
--------------------------------------------------------------------------------

Description of Core Portfolios
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
PORTFOLIO                     OBJECTIVE
-----------------------------------------------------------------------------------------------------
                              The Portfolio seeks total return, with an emphasis on capital
International Equity          appreciation over the long term, by investing in equity securities
Portfolio                     of companies located or operating in developed non-U.S. countries and in emerging markets of the world.

                              The Portfolio seeks to provide long-term capital appreciation by
International Portfolio       investing directly or indirectly in high-quality companies based outside the United States.

54   Stock Funds Prospectus

                                                            Financial Highlights
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PRINCIPAL STRATEGIES
--------------------------------------------------------------------------------

The Portfolio invests primarily in securities of companies in developed international and emerging market countries that we believe are both politically and economically stable. The Portfolio may invest more than 25% of its total assets in investments in a particular country, region, or type of investment. We apply a fundamentals-driven, value-oriented analysis to identify companies with above-average potential for long-term growth and total return capabilities.

The Portfolio invests primarily in securities of companies in developed international and emerging market countries that we believe are both politically and economically stable. The Portfolio may invest more than 25% of its total assets in investments in a particular country, region, or type of investment.

                                                     Stock Funds Prospectus   55

Portfolio Managers
--------------------------------------------------------------------------------

Michael Perelstein
International Fund and its predecessor since 1997
Mr. Perelstein joined Schroder in 1997. Since 1999 he has served as Schroder's Senior Investment Officer. Mr. Perelstein currently manages international portfolios and has more than 24 years of investment experience that includes more than 17 years specializing in overseas investing. Prior to 1997, Mr. Perelstein was a Director and a Managing Director at MacKay-Shields. Mr. Perelstein earned his BA in Economics from Brandeis University and his MBA from the University of Chicago. As of September 30, 2001 Schroder had over $10 billion in EAFE (Europe, Asia, Far East) assets under management.

Ira Unschuld
Small Cap Opportunities Fund and its predecessor since 1999
Mr. Unschuld joined Schroder in 1990 as an Associate. Since 1999 Mr. Unschuld has served as Senior Vice President. Mr. Unschuld is responsible for managing the U.S. small capitalization core products. He has more than 11 years of investment experience. Mr. Unschuld earned his BA in Economics from Brown University and his MBA from the Wharton School.

Cynthia A. Tusan, CFA
International Equity Fund since 2001
Ms.Tusan joined WCM in 1996 from Wells Fargo Bank, N.A., where she managed individual and institutional investment management and trust accounts since 1989. She earned her BA in economics from Bryn Mawr College and her MBA from the Anderson School of Management at the University of California.

Sabrina Yih
International Equity Fund since 2001
Ms. Yih joined WCM from the Columbia International Stock Fund, where she was a portfolio manager since December 1997. Over this period, her experience was focused on investing in Europe and Asia (exJapan), two of the International Equity Fund's largest regions. For eight years prior to that time, she was a portfolio manager for the Delphi International Fund for high net worth individuals. Ms. Yih received her BA in Economics from Mount Holyoke College, magna cum laude, in 1982, and her MBA from the J.L. Kellogg Graduate School of Management at Northwestern University in 1984. She is a Chartered Financial Analyst, a member of the Association of Investment Management and Research
(AIMR), and a member of the International Society of Financial Analysts.

56   Stock Funds Prospectus

Glossary
--------------------------------------------------------------------------------

We provide the           ACH
following definitions    Refers to the "Automated Clearing House" system
to assist you in         maintained by the Federal Reserve Bank, which banks use
reading this             to process checks, transfer funds and perform other
Prospectus. For a        tasks.
more complete
understanding of         American Depository Receipts ("ADRs")
these terms you          Receipts for non-U.S. company stocks. The stocks
should consult your      underlying ADRs are typically held in bank vaults. The
investment               ADR's owner is entitled to any capital gains or
professional.            dividends. ADRs are one way of owning an equity
                         interest in foreign companies. Similar investments include European Depository Receipts and Global
                         Depository Receipts.

                         Business Day
                         Any day the New York Stock Exchange is open is a business day for the Funds.

                         Capital Appreciation, Capital Growth
                         An increase in the value of a security. See also "total return."

                         Capitalization
                         When referring to the size of a company, capitalization means the total number of a company's outstanding shares of stock multiplied by the price per share. This is one accepted method of measuring a company's size and is sometimes referred to as "market capitalization."

                         Convertible Debt Securities
                         Bonds or notes that are exchangeable for equity securities at a set price on a set date or at the election of the holder.

                         Debt Securities
                         Generally, a promise to pay interest and repay principal by a company sold as a security. The owner of the security is entitled to receive any such payments. Examples include bonds and mortgage- and other asset-backed securities and can include securities in which the right to receive interest and principal repayment has been sold separately.

                         Derivatives
                         Securities whose values are derived in part from the value of another security or index. An example is a stock option.

                         Distributions
                         Dividends and/or capital gains paid by a Fund on its shares.

                         Diversified
                         A diversified fund, as defined by the 1940 Act, is one that invests in cash, Government securities, other investment companies and no more than 5% of its total assets in a single issuer. These policies must apply to 75% of the Funds' total assets. Non-diversified funds are not required to comply with these investment policies.

                         Emerging Markets
                         Markets associated with a country that is considered by international financial organizations, such as the International Finance Corporation and the International Bank for Reconstruction and Development, and the international financial community to have an "emerging" stock market. Such markets may be under-capitalized, have less-developed legal and financial systems or may have less stable currencies than markets in the developed world.

                                                     Stock Funds Prospectus   57

Glossary
--------------------------------------------------------------------------------

     FDIC
     The Federal Deposit Insurance Corporation. This is the company that provides federally sponsored insurance covering bank deposits, such as savings accounts and CDs. Mutual funds are not FDIC insured.

     Gateway Fund
     A Fund that invests its assets in one or more core portfolios or other Funds of Wells Fargo Funds, instead of directly in securities, to achieve its investment objective. Gateway funds investing in the same core portfolio or Fund can enhance their investment opportunities and reduce their expense ratios through sharing the costs and benefits of a larger pool of assets.

     Hedge
     Strategy used to offset investment risk. A perfect hedge is one eliminating the possibility of future gain or loss.

     Illiquid Security
     A security which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value determined by the Fund.

     Liquidity
     The ability to readily sell a security at a fair price.

     Money Market Instruments
     High-quality short-term instruments meeting the requirements of Rule 2a-7 under the Investment Company Act of 1940, such as bankers' acceptances, commercial paper, repurchase agreements and government obligations. In a money market fund, average portfolio maturity does not exceed 90 days, and all investments have maturities of 397 days or less at the time of purchase.

     Net Asset Value ("NAV")
     The value of a single fund share. It is determined by adding together all of a Fund's assets, subtracting accrued expenses and other liabilities, then dividing by the total number of shares.

     Options
     An option is the right to buy or sell a security based on an agreed upon price at a specified time. For example, an option may give the holder of a stock the right to sell the stock to another party, allowing the seller to profit if the price has fallen below the agreed price. Options may also be based on the movement of an index such as the S&P 500 Index.

     Public Offering Price ("POP")
     The NAV with the sales load added.

     Repurchase Agreement
     An agreement between a buyer and seller of a security in which the seller agrees to repurchase the security at an agreed upon price and time.

     Russell 2000 Index
     An index comprised of the 2000 smallest firms listed on the Russell 3000 Index. The Russell 3000 Index is a listing of 3000 corporations by the Frank Russell Company that is intended to be representative of the U.S. economy. The Russell 2000 is considered a small cap index.

     Selling Agent
     A person who has an agreement with the Funds' distributors that allows them to sell a Fund's shares.

     Shareholder Servicing Agent
     Anyone appointed by the Fund to maintain shareholder accounts and records, assist and provide information to shareholders or perform similar functions.


58   Stock Funds Prospectus

--------------------------------------------------------------------------------

     Signature Guarantee
     A guarantee given by a financial institution that has verified the identity of the maker of the signature.

     Statement of Additional Information
     A document that supplements the disclosure made in the Prospectus.

     Taxpayer Identification Number
     Usually the social security number for an individual or the Employer Identification Number for a corporation.

     Total Return
     The annual return on an investment, including any appreciation or decline in share value. Total return calculations assume reinvestment of all dividends and capital gains, reflect fee waivers and exclude sales loads.

     Turnover Ratio
     The percentage of the securities held in a Fund's portfolio, other than short-term securities, that were bought or sold within a year.

     Undervalued
     Describes a stock that is believed to be worth more than its current price.

     U.S. Government Obligations
     Obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

     Value Strategy
     A strategy of investing which tries to identify and buy undervalued stocks under the assumption that the stock will eventually rise to its "fair market" value.

     Warrants
     The right to buy a stock at a set price for a set time.

                                                     Stock Funds Prospectus   59

YOU MAY WISH TO REVIEW THE FOLLOWING DOCUMENTS:

STATEMENT OF ADDITIONAL INFORMATION
supplements the disclosures made by this Prospectus. The Statement of Additional Information has been filed with the SEC and is incorporated by reference into this Prospectus and is legally part of this Prospectus.

ANNUAL/SEMI-ANNUAL REPORTS
provide certain financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance, over the reporting period.

THESE DOCUMENTS ARE AVAILABLE FREE OF CHARGE:
Call: 1-800-222-8222

Write to:
Wells Fargo Funds
P.O. Box 8266
Boston, MA 02266-8266; or

Visit the SEC's website at http://www.sec.gov

REQUEST COPIES FOR A FEE BY WRITING TO:
SEC Public Reference Room
Washington, DC 20549-6009; or
by electronic request at publicinfo@sec.gov
Call: 1-800-SEC-0330 for details

ADDITIONAL SERVICES QUESTIONS CAN BE
ANSWERED BY CALLING YOUR INVESTMENT
PROFESSIONAL

P045 (2/02)                                                     [LOGO]
ICA Reg.                                               Printed on Recycled Paper
No. 811-09253

             -----------------------------------------------------
             NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
             -----------------------------------------------------

                                                              [WELLS FARGO LOGO]

WELLS FARGO STOCK FUNDS

                                                                      ----------
                                                                      PROSPECTUS
                                                                      ----------

                                                   International Fund

                                                   International Equity Fund

                                                   Small Cap Opportunities Fund

                                                   Small Cap Value Fund

                                                            February 1, 2002

Please read this Prospectus and keep it for future reference. It is designed to provide you with important information and to help you decide if a Fund's goals match your own.

These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission ("SEC"), nor has the SEC passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by Wells Fargo Bank, N.A. ("Wells Fargo Bank") or any of its affiliates. Fund shares are NOT insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation ("FDIC") or any other governmental agency. AN INVESTMENT IN A FUND INVOLVES CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.


Institutional

                        [THIS PAGE INTENTIONALLY LEFT BLANK]


Table of Contents                                                  Stock Funds
------------------------------------------------------------------------------
Overview                          Objectives and Principal Strategies        4
                                  Summary of Important Risks                 6
Important summary information     Performance History                        8
about the Funds.                  Summary of Expenses                       12
                                  Key Information                           14


------------------------------------------------------------------------------
The Funds                         International Fund                        16
                                  International Equity Fund                 20
Important information about       Small Cap Opportunities Fund              24
the individual Funds.             Small Cap Value Fund                      28
                                  Additional Strategies and
                                    General Investment Risks                30
                                  Organization and Management
                                    of the Funds                            34

------------------------------------------------------------------------------
Your Investment                   Your Account                              37
                                    How to Buy Shares                       38
How to open an account and          How to Sell Shares                      39
how to buy, sell and exchange       Exchanges                               40
Fund shares.

------------------------------------------------------------------------------
Reference                         Other Information                         41
                                  Table of Predecessors                     42
Additional information and term   Description of Core Portfolios            44
definitions.                      Portfolio Managers                        46
                                  Glossary                                  47

Stock Funds Overview
--------------------------------------------------------------------------------
See the individual Fund descriptions in this Prospectus for further details. Words appearing in italicized print and highlighted in color are defined in the glossary.


--------------------------------------------------------------------------------
FUND                          OBJECTIVE
--------------------------------------------------------------------------------
  International Fund          Seeks long-term capital appreciation.

  International Equity Fund   Seeks total return with an emphasis on long-term
                              capital appreciation.

  Small Cap Opportunities     Seeks long-term capital appreciation.
  Fund

  Small Cap Value Fund        Seeks capital appreciation.



4    Stock Funds Prospectus

--------------------------------------------------------------------------------
PRINCIPAL STRATEGIES
--------------------------------------------------------------------------------


The Fund is a gateway fund that invests in an international equity investment style. We invest in equity securities of high-quality companies based outside of the United States.


We invest principally in equity securities of companies based in developed foreign countries and emerging markets. We apply a fundamentals-driven, value-oriented analysis to identify companies with above-average potential for long-term growth and total return capabilities.


We buy stocks of companies that we believe can generate above-average earnings growth and sell at favorable prices in relation to book values and earnings. We invest principally in securities of companies with market capitalizations of $3 billion or less.


We invest primarily in companies that we believe to be undervalued and likely to report a level of corporate earnings exceeding the level expected by investors. We invest principally in securities of companies with market capitalizations equal to or lower than the company with the largest market capitalization in the Russell 2000 Index, a small-capitalization range that is expected to change frequently.

                                                     Stock Funds Prospectus    5

Summary of Important Risks
--------------------------------------------------------------------------------
This section summarizes important risks that relate to an investment in the Funds. All are important to your investment choice. Additional information about these and other risks is included in:

 .   the individual Fund Descriptions later in this Prospectus;

 .   the "Additional Strategies and General Investment Risks" section beginning on page 30; and

 .   the Funds' Statement of Additional Information.

An investment in a Fund is not a deposit of Wells Fargo Bank or any of its affiliates and is not insured or guaranteed by the FDIC or any other government agency. It is possible to lose money by investing in a Fund.

--------------------------------------------------------------------------------
COMMON RISKS FOR THE FUNDS
--------------------------------------------------------------------------------
Equity Securities
The Funds invest in equity securities, which are subject to equity market risk. This is the risk that stock prices will fluctuate and can decline and reduce the value of a Fund's portfolio. Certain types of stocks and certain individual stocks selected for a Fund's portfolio may underperform or decline in value more than the overall market. Growth style stocks are selected in part based on their prospects for future earnings, which may not be realized. There is no guarantee that stocks selected as "undervalued" using a value style approach will perform as expected.

Small Company Securities
The Funds invest in small company securities. Stocks of small companies tend to be more volatile and less liquid than larger company stocks. These companies may have no or relatively short operating histories, or are newly public companies. Some of these companies have aggressive capital structures, including high debt levels, or are involved in rapidly growing or changing industries and/or new technologies.

Foreign Investments
The Funds make foreign investments, which are subject to additional risks, including potentially less liquidity and greater price volatility. These additional risks include those related to adverse political, regulatory, market or economic developments, and foreign markets can and often do perform differently from U.S. markets. Emerging market securities typically present even greater exposure to these same risks and can present additional risks (such as those related to social unrest or political upheaval) that can make them extremely volatile. Additionally, foreign companies may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing their earnings potential, and dispositions of foreign securities and dividends and interest payable on those securities may be subject to higher levels of foreign taxation. Foreign investments may be made directly through securities purchased in foreign markets, or through investments in American Depositary Receipts ("ADRs") and other similar investments. Direct investment in foreign securities involves exposure to additional risks, including those related to fluctuations in foreign currency exchange rates, withholding and other taxes, trade settlement, custodial, and other operational risks, and the less stringent investor protection and disclosure standards of some foreign markets. ADRs (receipts evidencing ownership of foreign stock deposited in a domestic bank or trust company) reduce some of the risks of foreign investing, because a large, liquid market generally exists and U.S. trading and settlement practices reduce currency, custodial and other operational risks. Similar investments (European and Global Depositary Receipts) are receipts for stock deposited in foreign banks and trust companies, trade across foreign and domestic markets, and can involve greater risks than ADRs.

6   Stock Funds Prospectus

------------------------------------------------------------------------------------------------
FUND                             SPECIFIC RISKS
------------------------------------------------------------------------------------------------
International Fund and           The Funds are primarily subject to the "Equity  Securities" and
International Equity Fund        "Foreign Investments" risks described under "Common Risks for the Funds" on page 6.

Small Cap Opportunities          The Fund is primarily subject to the "Equity Securities" and "Small
Fund                             Company Securities" risks described under "Common Risks for the
                                 Funds" on page 6.

Small Cap Value Fund             The Fund is primarily subject to the "Equity Securities" and "Small
                                 Company Securities" risks described under "Common Risks for the
                                 Funds" on page 6.

                                                      Stock Funds Prospectus   7

Performance History
--------------------------------------------------------------------------------

The following information shows you how each Fund has performed and illustrates the variability of a Fund's returns over time. Each Fund's average annual returns for one-, five- and ten-year period (or inception, as applicable) are compared to the performance of an appropriate broad-based index."Since Inception" information shown for a broad-based index reflects the published return closest to the Fund's inception date.

Please remember that past performance is no guarantee of future results.


International Fund Institutional Class Calendar Year Returns/1/

   [GRAPH]

'92     (4.05)%
'93     45.24%
'94      0.74%
'95     11.79%
'96      9.63%
'97      3.06%
'98     12.60%
'99     29.88%
'00     (1.29)%
'01    (25.80)%

Best Qtr.: Q4 '99 . 21.56%                 Worst Qtr.: Q1 '01 . (16.07)%

  Average annual total return
  for the period ended 12/31/01                1 year      5 years     10 years

  Institutional Class (Incept. 11/11/94)/1/   (25.80)%      2.00%        6.63%

  MSCI/EAFE Index/2/                          (21.44)%      0.89%        4.46%

/1/ Performance shown for periods prior to November 11, 1994 reflects the performance of the predecessor collective investment fund, adjusted to reflect the fees and expenses of the Institutional Class. The collective investment fund was not a registered mutual fund and was not subject to certain investment limitations and other restrictions which, if applicable, may have adversely affected performance.

/2/ Morgan Stanley Capital International/Europe, Australasia, and Far East
    Index.

8   Stock Funds Prospectus

International Equity Fund Institutional Class Calendar Year Returns/1/

  [GRAPH]

'98   16.03%
'99   51.50%
'00  (12.99)%
'01  (18.16)%

Best Qtr.: Q4 '99 . 33.85%                Worst Qtr.: Q3 '98 . (17.89)%

  Average annual total return                                   Since
  for the period ended 12/31/01                 1 year        Inception/1/

  Institutional Class (Incept. 11/8/99)/1/     (18.16)%          4.58%

  MSCI/EAFE Index/2/                           (21.44)%        (11.88)%

/1/ Performance shown for periods prior to the inception of the Institutional
    Class shares reflects the performance of the Class A shares which incepted on September 24, 1997.

/2/ Morgan Stanley Capital International/Europe, Australasia, and Far East
    Index.

                                                     Stock Funds Prospectus    9

Performance History
--------------------------------------------------------------------------------

Small Cap Opportunities Fund Institutional Class Calendar Year Returns/1/

   [GRAPH]

'94      4.45%
'95     49.08%
'96     22.63%
'97     27.42%
'98     (9.36)%
'99     13.82%
'00     30.91%
'01     12.94%

Best Qtr.: Q2 '97 . 18.65%              Worst Qtr.: Q3 '98 . (23.27)%

Average annual total return                                            Since
for the period ended 12/31/01                 1 year     5 years    Inception/2/

Institutional Class (Incept. 8/15/96)/1/      12.94%      14.21%      18.45%

Russell 2000 Index                             2.49%       7.52%       8.84%

/1/ Performance shown for periods prior to the inception of this Class reflects the performance of a predecessor class of shares that was substantially similar to this Class of shares and has been adjusted to reflect the expenses of this Class.

/2/ The predecessor class of shares incepted on August 1, 1993.

10   Stock Funds Prospectus

--------------------------------------------------------------------------------
Small Cap Value Fund Institutional Class Calendar Year Returns

[GRAPHIC]

'98    (5.53)%
'99    10.59%
'00     8.32%
'01   (10.66)%

Best Qtr.: Q2 '99 . 20.14%              Worst Qtr.: Q3 '98 . (25.94)%

Average annual total return
                                                                      Since
for the period ended 12/31/01                        1 year        Inception

Institutional Class (Incept. 10/15/97)               (10.66)%        (1.68)%

Russell 2000 Index                                     2.49%          4.21%

                                                      Stock Funds Prospectus  11

Stock Funds
--------------------------------------------------------------------------------

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in a Fund. These tables do not reflect charges that may be imposed in connection with an account through which you hold Fund shares. A broker/dealer or financial institution maintaining the account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here. Expenses include core and gateway fees, where applicable.

--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------

                                                                       All Funds
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases (as a percentage        None
of offering price)

Maximum deferred sales charge (load) (as a percentage of the lower of
the Net Asset Value ("NAV") at purchase or the NAV at redemption)        None
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)/1/
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                   International   International
                                                      Fund/4/       Equity Fund
--------------------------------------------------------------------------------
Management Fees                                        1.00%           1.00%

Distribution (12b-1) Fees                              0.00%           0.00%

Other Expenses/2/                                      0.48%           0.53%
--------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                   1.48%           1.53%
--------------------------------------------------------------------------------
Fee Waivers                                            0.00%           0.03%
--------------------------------------------------------------------------------
NET EXPENSES/3/                                        1.48%           1.50%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                   Small Cap         Small Cap
                                                 Opportunities      Value Fund
--------------------------------------------------------------------------------
Management Fees                                       0.90%            0.90%

Distribution (12b-1) Fees                             0.00%            0.00%

Other Expenses/2/                                     0.43%            0.38%
--------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                  1.33%            1.28%
--------------------------------------------------------------------------------
Fee Waivers                                           0.08%            0.03%
--------------------------------------------------------------------------------
NET EXPENSES/3/                                       1.25%            1.25%
--------------------------------------------------------------------------------

/1/ Expenses for gateway funds include expenses allocated from the core portfolio(s) in which each such Fund invests.
/2/ Other expenses may include expenses payable to affiliates of Wells Fargo
    Bank, N.A.
/3/ The adviser has committed through January 30, 2003 to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown.
/4/ Net expenses shown are lower than the contractual capped operating expense ratio, which is 1.50%.


12    Stock Funds Prospectus

                                                             Summary of Expenses
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
EXAMPLE OF EXPENSES
--------------------------------------------------------------------------------
These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume a fixed rate of return and that fund operating expenses remain the same. Your actual costs may be higher or lower than those shown.

You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you redeem your shares at the end of each period:

--------------------------------------------------------------------------------
                                                Small Cap
            International    International    Opportunities    Small Cap
                Fund          Equity Fund         Fund         Value Fund
--------------------------------------------------------------------------------
1  YEAR      $  151             $  153            $  127          $  127
3  YEARS     $  468             $  480            $  414          $  403
5  YEARS     $  808             $  831            $  721          $  699
10 YEARS     $1,768             $1,821            $1,594          $1,543
--------------------------------------------------------------------------------

                                                     Stock Funds Prospectus   13

Key Information
--------------------------------------------------------------------------------
In this Prospectus,"we" generally refers to Wells Fargo Funds Trust (the "Trust"), or Wells Fargo Funds Management, LLC ("Funds Management"), the Funds' investment adviser. "We" may also refer to the Funds' other service providers. "You" refers to the shareholder or potential investor.

--------------------------------------------------------------------------------
Core and Gateway Structure
Some of the Funds in this Prospectus are "gateway" funds in a "core and gateway" structure. In this structure, a gateway fund invests substantially all of its assets in one or more core portfolios of Wells Fargo Core Trust or other stand-alone funds of Wells Fargo Funds whose objectives and investment strategies are consistent with the gateway fund's investment objective. Through this structure gateway funds can enhance their investment opportunities and reduce their expenses by sharing the costs and benefits of a larger pool of assets. Core portfolios offer their shares to multiple gateway funds and other core portfolios rather than directly to the public. Certain administrative and other fees and expenses are charged to both the gateway fund and the core portfolio(s). The services provided and fees charged to a gateway fund are in addition to and not duplicative of the services provided and fees charged to the core portfolios. Fees relating to investments in other stand-alone funds are waived to the extent that they are duplicative, or would exceed certain defined limits. References to the investment activities of a gateway fund are intended to refer to the investment activities of the core portfolio(s) in which it invests.

--------------------------------------------------------------------------------
Important information you should look for as you decide to invest in a Fund:
The summary information on the previous pages is designed to provide you with an overview of each Fund. The sections that follow provide more detailed information about the investments and management of each Fund.

--------------------------------------------------------------------------------
Investment Objective and Investment Strategies
The investment objective of each Fund in this Prospectus is non-fundamental, that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for each Fund tells you:

 .  what the Fund is trying to achieve;
 . how we intend to invest your money; and . what makes the Fund different from the other Funds offered in this
   Prospectus.

--------------------------------------------------------------------------------
Permitted Investments
A summary of the Fund's key permitted investments and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis. Percentages of the "Fund's assets" are measured as percentages of net assets plus borrowings for investment purposes.

--------------------------------------------------------------------------------
Important Risk Factors
Describes the key risk factors for the Fund, and includes risks described in the
 "Summary of Important Risks" and "Additional Strategies and General Investment Risks" sections.

Words appearing in italicized print and highlighted in color are defined in the Glossary.

14    Stock Funds Prospectus

                                              This page intentionally left blank
--------------------------------------------------------------------------------

International Fund
--------------------------------------------------------------------------------
(This Fund is closed to new investors.)


     Portfolio Manager: Michael Perelstein
     ---------------------------------------------------------------------------
     Investment Objective
     The International Fund seeks long-term capital appreciation by investing in high-quality companies based outside the United States.

     ---------------------------------------------------------------------------
     Investment Strategies
     The Fund is a gateway fund that invests substantially all of its assets in a core portfolio with a substantially similar investment objective and investment strategies. We invest substantially all of our assets in equity securities of high-quality foreign companies which are generally based in countries considered to be developed markets, although we may invest in securities of companies based in emerging markets when we believe opportunities for growth exist. We select investments on the basis of their potential for capital appreciation without regard to current income.

     ---------------------------------------------------------------------------
     Permitted Investments
     We invest in a minimum of at least three countries, including the U.S. We may invest in preferred stocks and convertible debt securities and we may hedge against currency risk by using foreign currency forward contracts.
     We will normally limit our investment in a single issuer to 10% or less of our total assets. We may invest in additional core portfolios and other Wells Fargo Funds, or invest directly in a portfolio of securities.

     ---------------------------------------------------------------------------
     Important Risk Factors
     The Fund is primarily subject to the "Equity Securities" and "Foreign Investments" risks described under "Common Risks for the Funds" on page 6.

     You should consider these risks, along with the "Additional Strategies and General Investment Risks" section beginning on page 30. These considerations are all important to your investment choice.

16   Stock Funds Prospectus

                                              This page intentionally left blank
--------------------------------------------------------------------------------

International Fund
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years (or since inception, if shorter). Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.


--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
--------------------------------------------------------------------------------

                                                                        INSTITUTIONAL CLASS SHARES--COMMENCED
                                                                                 ON NOVEMBER 11, 1994
--------------------------------------------------------------------------------------------------------------
                                                                           Sept. 30,         Sept. 30,
For the period ended:                                                        2001              2000
                                                                        ---------------------------------------
Net asset value, beginning of period                                        $  25.15         $  23.74

Income from investment operations:
  Net investment income (loss)                                                  0.05            (0.02)
  Net realized and unrealized gain (loss) on investments                       (5.75)            3.82

Total from investment operations                                               (5.70)            3.80

Less distributions:
  Dividends from net investment income                                         (0.06)            0.00
  Distributions from net realized gain                                         (4.87)           (2.39)

Total from distributions                                                       (4.93)           (2.39)

Net asset value, end of period                                              $  14.52         $  25.15

Total return/6/                                                               (28.36)%          15.98%

Ratios/supplemental data:
  Net assets, end of period (000s)                                          $192,863         $285,713

Ratios to average net assets (annualized):
  Ratio of expenses to average net assets/2/                                    1.48%            1.50%
  Ratio of net investment income (loss) to average
    net assets                                                                  0.25%           (0.06)%

Portfolio turnover                                                               144%/4/          127%/4/

Ratio of expenses to average net assets prior to waived
  fees and reimbursed expenses (annualized)/2/,/5/                              1.48%            1.53%

/1/ The Fund changed its fiscal year-end from May 31 to September 30.

/2/ Includes expenses allocated from the Portfolio(s) in which the Fund invests.

/3/ Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund's investment percentage in the respective Portfolio by the corresponding Portfolio's portfolio turnover rate.

/4/ Portfolio turnover rate represents the activity from the Fund's investment in a single Portfolio.

/5/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

/6/ Total returns do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns for period of less than one year are not annualized.


18    Stock Funds Prospectus

                                                            Financial Highlights
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   Sept. 30,             May 31,             May 31,              May 31,
    1999/1/               1999                1998                  1997
--------------------------------------------------------------------------------
   $  22.80            $  23.85             $  21.67              $  19.84

       0.07                0.10                 0.09                  0.09
       0.87               (0.48)                2.29                  1.94

       0.94               (0.38)                2.38                  2.03

       0.00               (0.21)               (0.20)                (0.20)
       0.00               (0.46)                0.00                  0.00

       0.00               (0.67)               (0.20)                (0.20)

   $  23.74            $  22.80             $  23.85              $  21.67

       4.12%              (1.32)%              11.19%                10.27%

   $274,448            $271,240             $279,667              $228,552

       1.50%               1.50%                1.47%                 1.43%

       0.90%               0.44%                0.45%                 0.40%

         23%/4/              95%/3/               37%/3/                48%/4/

       1.58%               1.61%                1.50%                 1.44%

                                                     Stock Funds Prospectus   19

International Equity Fund
--------------------------------------------------------------------------------

     Portfolio Managers: Cynthia A. Tusan, CFA; Sabrina Yih, CFA

     ---------------------------------------------------------------------------
     Investment Objective
     The International Equity Fund seeks total return, with an emphasis on capital appreciation, over the long term, by investing primarily in equity securities of non-U.S. companies.

     ---------------------------------------------------------------------------
     Investment Strategies
     We invest principally in equity securities of companies based in developed foreign countries and emerging markets.

     We apply a fundamentals-driven, value-oriented analysis to identify companies that we believe have above-average potential for long-term growth and total return capabilities. The financial data we examine includes both the company's historical performance results and its projected future earnings. Among other key criteria we consider are a company's local, regional or global franchise; history of effective management demonstrated by expanding revenues and earnings growth; prudent financial and accounting policies and ability to take advantage of a changing business environment.

     ---------------------------------------------------------------------------
     Permitted Investments
     Under normal circumstances, we invest:

     . at least 80% of the Fund's assets in equity securities;
     . at least 80% of total assets in equity securities of companies based outside the U.S.;
     . in a minimum of five countries exclusive of the U.S.;
     . up to 50% of total assets in any one country;
     . up to 25% of total assets in emerging markets;
     . in issuers with an average market capitalization of $10 billion or more, although we may invest in equity securities of issuers with market capitalizations as low as $250 million; and
     . in equity securities including common stocks and preferred stocks, and in warrants, convertible debt securities, ADRs (and similar investments) and shares of other mutual funds.

     We expect that the securities we hold will be traded on a stock exchange or other market in the country in which the issuer is based, but they also may be traded in other countries, including the U.S.

     Although it is not our intention to do so, we reserve the right to hedge the portfolio's foreign currency exposure by purchasing or selling foreign currency futures and foreign currency forward contracts.

20   Stock Funds Prospectus

--------------------------------------------------------------------------------

     Important Risk Factors
     The Fund is primarily subject to the "Equity Securities" and "Foreign Investments" risks described under "Common Risks for the Funds" on page 6.

     You should consider these risks, along with the "Additional Strategies and General Investment Risks" section beginning on page 30. These considerations are all important to your investment choice.

                                                    Stock Funds Prospectus    21

International Equity Fund                                   Financial Highlights
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years (or since inception, if shorter). Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.

--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
--------------------------------------------------------------------------------

                                                                  INSTITUTIONAL CLASS SHARES--
                                                                  COMMENCED ON NOVEMBER 8, 1999
                                                                 -------------------------------
                                                                   Sept. 30,         Sept. 30,
For the period ended:                                                2001              2000
                                                                 -------------------------------
Net asset value, beginning of period                              $  15.17          $  13.61

Income from investment operations:
  Net investment income (loss)                                        0.01              0.12
  Net realized and unrealized gain (loss) on investments             (4.40)             1.66
Total from investment operations                                     (4.39)             1.78

Less distributions:
  Dividends from net investment income                                0.00             (0.14)
  Distributions from net realized gain                               (0.31)            (0.08)

Total from distributions                                             (0.31)            (0.22)

Net asset value, end of period                                    $  10.47          $  15.17

Total return/1/                                                     (29.47)%            13.01%

Ratios/supplemental data:
  Net assets, end of period (000s)                                $108,796          $122,397

Ratios to average net assets (annualized):
  Ratio of expenses to average net assets                             1.50%             1.50%
  Ratio of net investment income (loss) to average net assets         0.31%             0.32%

Portfolio turnover                                                      36%               26%

Ratio of expenses to average net assets prior to waived fees
  and reimbursed expenses (annualized)/2/                             1.53%             1.92%

/1/ Total returns do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns for periods of less than one year are not annualized.
/2/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

22    Stock Funds Prospectus

                                              This page intentionally left blank
--------------------------------------------------------------------------------

Small Cap Opportunities Fund
--------------------------------------------------------------------------------

     Portfolio Manager: Ira Unschuld

     ---------------------------------------------------------------------------
     Investment Objective
     The Small Cap Opportunities Fund seeks long-term capital appreciation.

     ---------------------------------------------------------------------------
     Investment Strategies
     We actively manage a diversified portfolio of securities of companies that we believe can generate above-average earnings growth and reasonable valuations relative to the company's historical position and competitive peer group. Our assessment of a company's management competence will be an important consideration. We focus the Fund's investment strategy on small-capitalization securities.

     ---------------------------------------------------------------------------
     Permitted Investments
     Under normal circumstances, we invest at least 80% of the Fund's assets in securities of companies with market capitalizations of $3 billion or less. We invest primarily in small cap equity securities, including common stocks, securities convertible into common stocks and subject to special limitations, rights or warrants to subscribe for or purchase common stocks. We also may invest to a limited degree in non-convertible debt securities and preferred stocks.

     We may use options and futures contracts to manage risk. We also may use options to enhance return.

     ---------------------------------------------------------------------------
     Important Risk Factors
     The Fund is primarily subject to the "Equity Securities" and "Small Company Securities" risks described under "Common Risks for the Funds" on page 6.

     You should consider these risks, along with the "Additional Strategies and General Investment Risks" section beginning on page 30. These considerations are all important to your investment choice.

24    Stock Funds Prospectus

                                              This page intentionally left blank
--------------------------------------------------------------------------------

Small Cap Opportunities Fund
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years (or since inception, if shorter). Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.

--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
--------------------------------------------------------------------------------
                                           INSTITUTIONAL CLASS SHARES--COMMENCED
                                                     ON AUGUST 15, 1996
                                           -------------------------------------
                                                Sept. 30,           Sept. 30,
For the period ended:                              2001               2000
                                           -------------------------------------
Net asset value, beginning of period            $  29.97            $  20.50

Income from investment operations:
  Net investment income (loss)                     (0.10)              (0.11)
  Net realized and unrealized gain (loss)
     on investments                                (0.91)               9.58

Total from investment operations                   (1.01)               9.47

Less distributions:
  Dividends from net investment income              0.00                0.00
  Distributions from net realized gain             (2.47)               0.00

Total from distributions                           (2.47)               0.00

Net asset value, end of period                  $  26.49            $  29.97

Total return/2/                                    (3.46)%              46.20%

Ratios/supplemental data:
  Net assets at end of period (000s)            $283,154            $271,936

Ratios to average net assets:
  Ratio of expenses to average net assets           1.25%               1.25%
  Ratio of net investment income (loss)
     to average net assets                         (0.37)%             (0.45)%

Portfolio turnover                                   117%                165%

Ratio of expenses to average net assets
  prior to waived fees and reimbursed
  expenses (annualized)/5/                          1.33%               1.28%

/1/ The Fund changed its fiscal year-end from May 31 to September 30.

/2/ Total returns do not include any sales charges, and would have been lower had certain gross expenses not been waived or reimbursed during the periods shown. Total returns for periods of less than one year are not annualized.

/3/ Includes expenses allocated from the Portfolio(s) in which the Fund invested.

/4/ Portfolio turnover rate represents the activity from the Fund's investment in a single Portfolio.

/5/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

26   Stock Funds Prospectus


                                                            Financial Highlights
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    Sept. 30,            May 31,           May 31,               May 31,
      1999/1/             1999              1998                  1997
--------------------------------------------------------------------------------
   $  20.51             $  23.61           $  19.84              $ 16.26

      (0.03)               (0.11)             (0.06)               (0.01)

       0.02                (2.97)              4.36                 3.60

      (0.01)               (3.08)              4.30                 3.59

       0.00                 0.00               0.00                 0.00
       0.00                (0.02)             (0.53)               (0.01)

       0.00                (0.02)             (0.53)               (0.01)

   $  20.50             $  20.51           $  23.61              $ 19.84

      (0.05)%             (13.02)%            21.95%               11.42%

   $195,283             $201,816           $284,828              $77,174

       1.25%                1.25%/3/           1.25%/3/             1.25%/3/

      (0.44)%              (0.47)%            (0.40)%              (0.16)%

         40%                 119%/4/             55%/4/               34%/4/

       1.29%                1.35%/3/           1.38%/3/              1.89%/3/

                                                    Stock Funds Prospectus    27

Small Cap Value Fund
--------------------------------------------------------------------------------

     Portfolio Manager: Stephen S. Smith, CFA

     ---------------------------------------------------------------------------
     Investment Objective
     The Small Cap Value Fund's investment objective is to seek capital appreciation by investing principally in common stocks of smaller companies.

     ---------------------------------------------------------------------------
     Investment Strategies
     The Fund is a gateway fund that invests its assets in a core portfolio with a substantially similar investment objective and investment strategies.

     We seek higher growth rates and greater long-term returns by investing primarily in the common stocks of smaller companies that we believe to be undervalued and likely to report a level of corporate earnings exceeding the level expected by investors. We value companies based upon both the price-to-earnings ratio of the company and a comparison of the public market value of the company to a proprietary model that values the company independently using public market value as one factor in its analysis. In seeking companies that will report a level of earnings exceeding that expected by investors, we use both quantitative and fundamental analysis. Among other factors, we consider changes of earnings estimates by investment analysts, the recent trend of company earnings reports, and the fundamental business outlook for the company. We focus the Fund's investment strategy on small-capitalization stocks.

     ---------------------------------------------------------------------------
     Permitted Investments
     Under normal circumstances, we invest at least 80% of the Fund's assets in securities of companies with market capitalizations equal to or lower than the company with the largest market capitalization in the Russell 2000 Index, a small-capitalization range that is expected to change frequently. We may invest in additional core portfolios and other Wells Fargo Funds, or invest directly in a portfolio of securities.

     ---------------------------------------------------------------------------
     Important Risk Factors
     The Fund is primarily subject to the "Equity Securities" and "Small Company Securities" risks described under "Common Risks for the Funds" on page 6.

     You should consider these risks, along with the "Additional Strategies and General Investment Risks" section beginning on page 30. These considerations are all important to your investment choice.

28    Stock Funds Prospectus

                                                            Financial Highlights
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years (or since inception, if shorter). Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.

--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
--------------------------------------------------------------------------------

                                                                                 INSTITUTIONAL CLASS SHARES--
                                                                                 COMMENCED ON OCTOBER 15, 1997
                                                                   -----------------------------------------------------------
                                                                    Sept. 30,   Sept. 30,   Sept. 30,      May 31,     May 31,
For the period ended:                                                  2001        2000      1999/1/        1999        1998
                                                                   -----------------------------------------------------------
Net asset value, beginning of period                                $  10.62     $  8.51     $  8.04     $  10.16     $ 10.00

Income from investment operations:
  Net investment income (loss)                                         (0.02)      (0.02)      (0.02)       (0.03)      (0.01)
  Net realized and unrealized gain (loss) on investments               (2.37)       2.13        0.49        (2.08)       0.17

Total from investment operations                                       (2.39)       2.11        0.47        (2.11)       0.16

Less distributions:
  Dividends from net investment income                                  0.00        0.00        0.00         0.00        0.00
  Distributions from net realized gain                                  0.00        0.00        0.00        (0.01)       0.00

Total from distributions                                                0.00        0.00        0.00        (0.01)       0.00

Net asset value, end of period                                      $   8.23     $ 10.62     $  8.51     $   8.04     $ 10.16

Total return/2/                                                       (22.50)%     24.79%       5.85%      (20.77)%      1.60%

Ratio/supplementary data:
  Net assets at end of period (000s)                                $ 18,907     $42,605     $17,404     $ 16,791     $ 6,422

Ratios to average net assets (annualized):
  Ratio of expenses to average net assets/3/                            1.25%       1.25%       1.29%        1.30%       1.30%
  Ratio of net investment income (loss) to average net assets          (0.08)%     (0.48)%     (0.60)%      (0.46)%     (0.56)%

Portfolio turnover/4/                                                    131%        124%         49%         108%         79%/5/

Ratio of expenses to average net assets prior to waived fees
  and reimbursed expenses (annualized)/3/,/6/                           1.28%       1.37%       1.71%        1.72%       3.54%

/1/ The Fund changed its fiscal year-end from May 31 to September 30.

/2/ Total returns do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns for periods of less than one year are not annualized.

/3/ Includes expenses allocated from the Portfolio in which the Fund invests.

/4/ Portfolio turnover rate represents the activity from the Fund's investment in its corresponding Portfolio.

/5/ The Portfolio in which the Fund invests had a different period of operations than the Fund.

/6/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

                                                    Stock Funds Prospectus    29

Additional Strategies and General Investment Risks
--------------------------------------------------------------------------------

     Investment practices and risk levels are carefully monitored. Every attempt is made to ensure that the risk exposure for each Fund remains within the parameters of its objective and strategies.

     We may temporarily hold assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments, to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interest of shareholders to do so. During these periods, a Fund may not achieve its objective.

     Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. You should carefully consider the risks common to investing in all mutual funds, including the Wells Fargo Funds. Certain common risks are identified in the "Summary of Important Risks" section on page 6. Other risks of mutual fund investing include the following:

     . Unlike bank deposits, such as CDs or savings accounts, mutual funds are not insured by the FDIC.

     . We cannot guarantee that a Fund will meet its investment objective.

     . We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" any investment loss you may suffer, nor can anyone we contract with to provide services, such as investment advisers, offer or promise to make good any such losses.

     . Share prices--and therefore the value of your investment--will increase and decrease with changes in the value of the underlying securities and other investments. This is referred to as price volatility.

     . An investment in a single Fund, by itself, does not constitute a complete investment plan.

     . The Funds that invest in smaller companies, foreign companies (including investments made through ADRs and similar investments), and in emerging markets are subject to additional risks, including less liquidity and greater price volatility. A Fund's investment in foreign and emerging markets may also be subject to special risks associated with international trade, including currency, political, regulatory and diplomatic risk.

     . Certain Funds may also use various derivative investments, such as options or futures contracts. The term "derivatives" covers a broad range of investments, but in general it refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. Some derivatives may be more sensitive to interest rate changes or market moves, and some may be susceptible to changes in yields or values due to their structure or contract terms.

     What follows is a general list of the types of risks (some of which are described previously) that may apply to a given Fund and a table showing some of the additional investment practices that each Fund may use and the key risks associated with them. Additional information about these practices is available in the Statement of Additional Information.

     Counter-Party Risk--The risk that the other party in a repurchase agreement or other transaction will not fulfill its contract obligation.

     Currency Risk--The risk that a change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of an investment made in a security denominated in that foreign currency.

30    Stock Funds Prospectus

--------------------------------------------------------------------------------

Emerging Market Risk--The additional risks associated with emerging markets, as defined in the glossary, including that they may be more sensitive to certain economic changes. For example, emerging market countries are often dependent on international trade and are therefore often vulnerable to recessions in other countries. They may have obsolete financial systems, have volatile currencies and may be more sensitive than more mature markets to a variety of economic factors. Emerging market securities may also be less liquid than securities of more developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Investment Risk--The additional risks associated with foreign investments, including that they may be subject to potentially less liquidity and greater price volatility. These additional risks include those related to adverse political, regulatory, market or economic developments, and foreign markets can and often do perform differently from U.S. markets. Emerging market securities typically present even greater exposure to these same risks and can present additional risks (such as those related to social unrest or political upheaval) that can make them extremely volatile. Additionally, foreign companies may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing their earnings potential, and dispositions of foreign securities and dividends and interest payable on those securities may be subject to high levels of foreign taxation. Direct investment in foreign securities involves exposure to fluctuations in foreign currency exchange rates, withholding and other taxes, trade settlement, custodial, and other operational risks, and the less stringent investor protection and disclosure standards of some foreign markets. ADRs reduce some of the risks of foreign investing, because a large, liquid market generally exists and U.S. trading and settlement practices reduce currency, custodial and other operational risks.

Leverage Risk--The risk that an investment practice, such as lending portfolio securities or engaging in forward commitment or when-issued securities transactions, may increase a Fund's exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

Liquidity Risk--The risk that a security cannot be sold at the time desired, or cannot be sold without adversely affecting the price.

Market Risk--The risk that the value of a stock, bond or other security will be reduced by market activity. This is a basic risk associated with all securities.

Regulatory Risk--The risk that changes in government regulations will adversely affect the value of a security. Also the risk that an insufficiently regulated market might permit inappropriate practices that adversely affect an investment.

Small Company Investment Risk--The risk that investments in smaller companies may be more volatile and harder to sell than investments in larger companies. Smaller companies may have higher failure rates and generally have lower trading volumes than larger companies. Short-term changes in the demand for the securities of small companies may have a disproportionate effect on their market price, tending to make prices of these securities fall more dramatically in response to selling pressure.

In addition to the general risks discussed above and under "Summary of Important Risks," you should carefully consider and evaluate any special risks that may apply to investing in a particular Fund. See the "Important Risk Factors"
section in the summary for each Fund. You should also see the Statement of Additional Information for additional information about the investment practices and risks particular to each Fund.

                                                     Stock Funds Prospectus   31

Additional Strategies and General Investment Risks
--------------------------------------------------------------------------------

Investment Practice/Risk
The following table lists certain regular investment practices of the Funds, including some not disclosed in the Investment Objective and Investment Strategies sections of the Prospectus. The risks indicated after the description of the practice are NOT the only potential risks associated with that practice, but are among the more prominent. Market risk is assumed for each Fund. See the Statement of Additional Information for more information on these practices.

Remember, each Fund is designed to meet different investment needs and objectives.

                                                                                          INTERNATIONAL     SMALL CAP      SMALL CAP
                                                                          INTERNATIONAL      EQUITY       OPPORTUNITIES      VALUE
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT PRACTICE                                PRINCIPAL RISKS
------------------------------------------------------------------------------------------------------------------------------------

Borrowing Policies
The ability to borrow money for temporary          Leverage Risk               x                x               x               x
purposes (e.g. to meet shareholder redemptions).

Emerging Markets
Securities of companies based in countries         Emerging Market,            x                x               x               x
considered developing or to have                   Foreign Investment,
"emerging" stock markets. Generally, these         Regulatory, Liquidity
securities have the same type of risks as          and Currency Risk
foreign securities, but to a higher degree.

Foreign Securities
Equity securities issued by a non-U.S. company     Foreign Investment,         x                x               x               x
which may be in the form of an ADR or similar      Regulatory, Liquidity
investment, or debt securities of a non-U.S.       and Currency Risk
company or foreign government.

Illiquid Securities
A security which may not be sold or disposed       Liquidity Risk              x                x               x               x
of in the ordinary course of business within
seven days at the value determined by the
Fund. Limited to 15% of net assets.

Loans of Portfolio Securities
The practice of loaning securities to brokers,     Counter-Party and           x                x               x               x
dealers and financial institutions to increase     Leverage Risk
return on those securities. Loans may be made
up to 1940 Act limits (currently one-third of
total assets, including the value of the
collateral received).

32    Stock Funds Prospectus

--------------------------------------------------------------------------------

                                                                                          INTERNATIONAL     SMALL CAP      SMALL CAP
                                                                          INTERNATIONAL      EQUITY       OPPORTUNITIES      VALUE
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT PRACTICE                                    PRINCIPAL RISKS
------------------------------------------------------------------------------------------------------------------------------------

Options
The right or obligation to receive or deliver a        Liquidity Risk                                           x              x
security or cash payment depending on the
security's price or the performance of an index
or benchmark. Types of options used may
include: options on securities, options on a stock
index, stock index futures and options on stock
index futures to protect liquidity and
portfolio value.

Other Mutual Funds
Investments by the Fund in shares of                   Market Risk             x               x               x              x
other mutual funds, which will cause
Fund shareholders to bear a pro rata
portion of the other fund's expenses, in
addition to the expenses paid by the Funds.

Privately Issued Securities
Securities that are not publicly traded but            Liquidity Risk          x               x               x
which may or may not be resold in accordance
with Rule 144A under the Securities Act of 1933.

Repurchase Agreements
A transaction in which the seller of a security        Counter-Party Risk      x               x               x              x
agrees to buy back a security at an agreed
upon time and price, usually with interest.

Small Company Securities
Investments in small companies, which                  Small Company           x               x               x              x
may be less liquid and more volatile                   Investment, Market,
than investments in larger companies.                  and Liquidity Risk

                                                     Stock Funds Prospectus   33

Organization and Management of the Funds
--------------------------------------------------------------------------------

A number of different entities provide services to the Funds. This section shows how the Funds are organized, lists the entities that perform different services, and explains how these service providers are compensated. Further information is available in the Statement of Additional Information for the Funds.

About Wells Fargo Funds Trust
The Trust was organized as a Delaware business trust on March 10, 1999. The Board of Trustees of the Trust supervises each Fund's activities, monitors its contractual arrangements with various service providers and decides upon matters of general policy.

The Trust was created to succeed to the assets and operations of the various mutual funds in the Stagecoach Family of Funds and the Norwest Advantage Family of Funds. The holding company of Wells Fargo Bank, the investment adviser to the Stagecoach Family of Funds, and the holding company of Norwest Investment Management, Inc. ("NIM"), the investment adviser to the Norwest Advantage Family of Funds, merged in November 1998. Each of the Funds described in this Prospectus has succeeded to the assets and operations of one or more corresponding Funds of Stagecoach or Norwest Advantage Funds. The performance and financial statement history of each Fund's designated predecessor Fund has been assumed by the Trust. The succession transactions were approved by the shareholders of the Stagecoach and Norwest Advantage Funds. The Table on page 42 identifies the Stagecoach or Norwest Advantage Fund predecessors to the Funds.

The Board of Trustees of the Trust supervises the Funds' activities and approves the selection of various companies hired to manage the Funds' operation. The major service providers are described in the diagram below. Except for the advisers, which generally may be changed only with shareholder approval, if the Board believes that it is in the best interests of the shareholders, it may change service providers.

-----------------------------------------------------------------------------------------------------
                                       BOARD OF TRUSTEES
-----------------------------------------------------------------------------------------------------
                               Supervises the Funds' activities
-----------------------------------------------------------------------------------------------------
       INVESTMENT ADVISER                                            CUSTODIAN
-----------------------------------------------------------------------------------------------------
Wells Fargo Funds Management, LLC                       Wells Fargo Bank Minnesota, N.A.
525 Market St., San Francisco, CA                       6th & Marquette, Minneapolis, MN
Manages the Funds' investment activities                Provides safekeeping for the Funds'assets
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
                                   INVESTMENT SUB-ADVISER(S)
-----------------------------------------------------------------------------------------------------
                                        Varies by Fund
                         See Individual Fund Descriptions for Details
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
                                                                                     SHAREHOLDER
                                            TRANSFER                                  SERVICING
     ADMINISTRATOR                            AGENT                                     AGENTS
-----------------------------------------------------------------------------------------------------
   Wells Fargo Funds                   Boston Financial Data                        Various Agents
   Management, LLC                     Services, Inc.
   525 Market St.                      Two Heritage Dr.
   San Francisco, CA                   Quincy, MA

   Manages the                         Maintains records                            Provide
   Funds' business                     of shares and                                services to
   activities                          supervises the payment                       customers
                                       of dividends
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
                         FINANCIAL SERVICES FIRMS AND SELLING AGENTS
-----------------------------------------------------------------------------------------------------
              Advise current and prospective shareholders on Fund investments
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
                                        SHAREHOLDERS
-----------------------------------------------------------------------------------------------------

34    Stock Funds Prospectus

--------------------------------------------------------------------------------

The Investment Adviser
Funds Management serves as the investment adviser for each of the Funds. Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company, was created to succeed to the mutual fund advisory responsibilities of Wells Fargo Bank and is an affiliate of Wells Fargo Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. The Funds' adviser is responsible for developing the investment policies and guidelines for the Funds, and for supervising the sub-advisers who are responsible for the day-to-day portfolio management of the Funds. As of September 30, 2001, Funds Management and its affiliates managed over $155 billion in assets. For providing these services, Funds Management is entitled to receive fees as described in the "Summary of Expenses" section at the front of this Prospectus.

Dormant Investment Advisory Arrangements
Under the investment advisory contract for the Funds, Funds Management has been retained as an investment adviser for gateway fund assets redeemed from a core portfolio and invested directly in a portfolio of securities. Funds Management does not receive any compensation under this arrangement as long as a gateway fund invests substantially all of its assets in one or more core portfolios. If a gateway fund redeems assets from a core portfolio and invests them directly, Funds Management receives an investment advisory fee from the gateway fund for the management of those assets.

Each gateway fund has a similar "dormant" sub-advisory arrangement with some or all of the sub-advisers that advise the core portfolio(s) in which a gateway fund invests. Under these arrangements, if a gateway fund redeems assets from a core portfolio and invests them directly using the sub-adviser, the sub-adviser would receive a sub-advisory fee from Funds Management at the same rate the sub-adviser received from the core portfolio for investing the portion of the Fund's assets formerly invested in the core portfolio.

The Sub-Advisers
Wells Capital Management Incorporated ("WCM"), an affiliate of Funds Management located at 525 Market Street, San Francisco, CA 94163, is the sub-adviser for the International Equity Fund, and in this capacity is responsible for the day-to-day investment management activities of the Fund. WCM provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies, and high net-worth individuals. As of September 30, 2001, WCM managed assets aggregating in excess of $99 billion.

Smith Asset Management Group, LP ("Smith Group") and Schroder Investment Management North America Inc. ("Schroder") are each investment sub-advisers to certain Funds and core portfolios in which the gateway funds invest and in this capacity are each responsible for the day-to-day investment management activities of the Funds and core portfolios.

Schroder, located at 787 7th Avenue, New York, NY 10019, is the investment sub-adviser for the International Core Portfolio in which the International Fund invests, and for the Small Cap Opportunities Fund. Schroder provides investment management services to company retirement plans, foundations, endowments, trust companies and high net-worth individuals. As of September 30, 2001, Schroder managed $34 billion in assets.

Smith Group, located at 200 Crescent Court, Suite 850, Dallas, TX 75201, is the investment sub-adviser for the Disciplined Growth and Small Cap Value Portfolios in which the Small Cap Value Fund invests. Smith Group provides investment management services to company retirement plans, foundations, endowments, trust companies, and high net-worth individuals using a disciplined equity style. As of September 30, 2001, the Smith Group managed over $1.2 billion in assets.

                                                     Stock Funds Prospectus   35

Organization and Management of the Funds
--------------------------------------------------------------------------------

The sub-advisers are compensated for their services by Funds Management from the fees Funds Management receives for its services as adviser.

The Administrator
Funds Management provides the Funds with administrative services, including general supervision of each Fund's operation, coordination of the other services provided to each Fund, compilation of information for reports to the SEC and the state securities commissions, preparation of proxy statements and shareholder reports, and general supervision of data compilation in connection with preparing periodic reports to the Trust's Trustees and officers. Funds Management also furnishes office space and certain facilities to conduct each Fund's business. For providing these services, Funds Management is entitled to receive an annual fee of 0.15% of the average daily net assets of each Fund.

Shareholder Servicing Plan
We have a shareholder servicing plan for the Small Cap Opportunities and Small Cap Value Funds. We have agreements with various shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services. For these services, each of these Funds pays an annual fee of 0.10% of its average daily net assets.

The Transfer Agent
Boston Financial Data Services, Inc. ("BFDS") provides transfer agency and dividend disbursing services to the Funds. For providing these services, BFDS receives an annual fee and certain transaction-related fees, and is reimbursed for out-of-pocket expenses incurred on behalf of the Funds.

36    Stock Funds Prospectus

Your Account
--------------------------------------------------------------------------------

This section tells you how Fund shares are priced, how to open an account and how to buy, sell or exchange Fund shares once your account is open.

Pricing Fund Shares
 .    As with all mutual fund investments, the price you pay to purchase shares or the price you receive when you redeem shares is not determined until after a request has been received in proper form. The price of Fund shares is based on a Fund's NAV. The price at which a purchase or redemption of Fund shares is effected is based on the next calculation of NAV after the order is placed.

 .    Each Fund's investments are generally valued at current market prices.
     Securities are generally valued based on the last sale price during the regular trading session if the security trades on an exchange ("closing price"), and if there is no sale, based on latest quoted bid prices. Securities that are not traded primarily on an exchange generally are valued using latest quoted bid prices obtained by an independent pricing service. We may be required to depart from these general valuation methods and use fair value pricing methods to determine the values of certain investments if we believe that the latest closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value when the Fund calculates its NAV. The closing price or the latest quoted bid price of a security may not reflect its current value if, among other things, a significant event occurs after the closing price or quoted bid price but before a Fund calculates its NAV that materially affects the value of the security. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price. See the Statement of Additional Information for further disclosure.

 .    We determine the NAV of each class of the Funds' shares each business day as of the close of regular trading on the New York Stock Exchange ("NYSE"), which is usually 4:00 p.m. (ET). We determine the NAV by subtracting each Fund class's liabilities from its total assets, and then dividing the result by the total number of outstanding shares of that class. See the Statement of Additional Information for further disclosure.

 .    We process requests to buy or sell shares of the Funds each business day as of the close of regular trading on the NYSE, which is usually 4:00 p.m.
     (ET). If the NYSE closes early, the Funds will close early and will value their shares at such earlier time under these circumstances. Any request we receive in proper form before this time is processed the same day. Requests we receive after the cutoff time are processed the next business day.

 .    The Funds are open for business on each day the NYSE is open for business.
     NYSE holidays include New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. When any holiday falls on a weekend, the NYSE typically is closed on the weekday immediately before or after such holiday.

Minimum Investments
Institutions are required to make a minimum initial investment of $2,000,000 per Fund. There are no minimum subsequent investment requirements so long as your Institution maintains account balances at or above the minimum initial investment amount.

                                                     Stock Funds Prospectus   37

Your Account                                                   How to Buy Shares
--------------------------------------------------------------------------------

Typically, Institutional Class shares are bought and held on your behalf by the Institution through which you are investing. Investors interested in purchasing Institutional Class shares of the Funds should contact an account representative at their Institution and should understand the following:

 .    Share purchases are made through a Customer Account at an Institution in accordance with the terms of the Customer Account involved;

 .    Institutions are usually the holders of record of Institutional Class shares held through Customer Accounts and maintain records reflecting their customers' beneficial ownership of the shares;

 .    Institutions are responsible for transmitting their customers' purchase and redemption orders to the Funds and for delivering required payment on a timely basis;

 .    Institutions are responsible for delivering shareholder communications and voting information from the Funds, and for transmitting shareholder voting instructions to the Funds;

 .    Institutions may charge their customers account fees and may receive significant fees from us with respect to investments their customers have made with the Funds; and

 .    All purchases must be made with U.S. dollars and all checks must be drawn on U.S. banks.

38   Stock Funds Prospectus

                                                              How to Sell Shares
--------------------------------------------------------------------------------

Institutional Class shares must be redeemed in accordance with the account agreement governing your Customer Account at the Institution. Please read the Customer Account agreement with your Institution for rules governing selling shares.

--------------------------------------------------------------------------------
GENERAL NOTES FOR SELLING SHARES
--------------------------------------------------------------------------------
 .    We will process requests to sell shares at the first NAV calculated after a request in proper form is received. Requests received before the cutoff time are processed on the same business day.

 .    Redemption proceeds are usually wired to the redeeming Institution the following business day.

 .    If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that supersede the directions in this Prospectus.

 .    We reserve the right to delay payment of a redemption so that we may be reasonably certain that investments made by check or through ACH have been collected. Payments of redemptions also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

 .    Generally, we pay redemption requests in cash, unless the redemption requests is for more than the lesser of $250,000 or 1% of the net assets of the Fund by a single shareholder over a ninety-day period. If a request for a redemption is over these limits it may be to the detriment of existing shareholders to pay such redemption in cash. Therefore, we may pay all or part of the redemption in securities of equal value.

                                                    Stock Funds Prospectus    39

Your Account                                                           Exchanges
--------------------------------------------------------------------------------

Exchanges between Wells Fargo Funds involve two transactions: a sale of shares of one Fund and the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

 .    You should carefully read the prospectus for the Fund into which you wish to exchange.

 .    In order to discourage excessive exchange activity that could result in additional expenses and lower returns for the Funds, the Funds may restrict or refuse exchanges from market timers. You may be considered a market timer if you completed more than one exchange within a 3-month period, or seem to be following a timing pattern.

 .    You may make exchanges only between like share classes of non-money market
     Funds and the Service Class shares of money market Funds.

Generally, we will notify you at least 60 days in advance of any changes in the exchange rules.

Contact your account representative for further details.

40   Stock Funds Prospectus

Other Information
--------------------------------------------------------------------------------

Income and Gain Distributions
The Funds in this Prospectus pay distributions of net investment income and capital gain, if any, at least annually. Contact your Institution for distribution options.

Remember, distributions have the effect of reducing NAV per share by the amount distributed.

Taxes
The following discussion regarding federal income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important income tax considerations affecting the Funds and you as a shareholder. It is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for further federal income tax considerations.

As required by the Internal Revenue Code, we will pass on to you substantially all of a Fund's net investment income and realized capital gains. Distributions of a Fund's ordinary income, net short-term capital gain and income from certain other sources will be taxable to you as ordinary income. Distributions of a Fund's net long-term capital gain, if any, will be taxable to you as long-term capital gain. Corporate shareholders may be able to deduct a portion of distributions when determining their taxable income.

Distributions from a Fund normally will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. At the end of each year, we will notify you of the federal income tax status of your distributions for the year.

If more than 50% of a Fund's total assets at the close of its taxable year consists of securities of non-U.S. companies, the Fund can file an election with the IRS which requires you to include a pro rata portion amount of the Fund's foreign withholding taxes in your gross income, and treat such amount as foreign taxes paid by you. In general, you can either deduct such taxes in computing your taxable income or claim such amount as a foreign tax credit against your federal income tax liability. We expect that the International Equity Fund will be eligible for and will make this election. No other Fund will be eligible for the election.

If you buy shares of a Fund shortly before it makes a distribution, your distribution will, in effect, be a taxable return of part of your investment. Similarly, if you buy shares of a Fund when it holds appreciated securities, you will receive a taxable return of part of your investment if and when the Fund sells the appreciated securities and realizes the gain. The Funds have built up, or have the potential to build up, high levels of unrealized appreciation.

Your redemptions (including redemptions in-kind) and exchanges of Fund shares ordinarily will result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Such capital gain or loss will be long-term capital gain or loss if you have held your redeemed or exchanged Fund shares for more than one year at the time of redemption or exchange. In certain instances, losses realized on the redemption or exchange of Funds shares may be disallowed.

Foreign residents may be subject to different tax treatment, including withholding taxes. In certain circumstances, U.S. residents may be subject to back-up withholding.

                                                     Stock Funds Prospectus   41

Table of Predecessors
--------------------------------------------------------------------------------

The Funds described in this Prospectus were created as part of the reorganization of the Stagecoach Family of Funds, advised by Wells Fargo Bank, and the Norwest Advantage Family of Funds, advised by NIM, into a single mutual fund complex. The reorganization followed the merger of the advisers' parent companies.

Each Fund listed below is an accounting survivor of a former Stagecoach Funds, Inc., or Norwest Advantage Funds fund, as indicated in the Table of Predecessors below. The performance histories and financial highlights of each Fund include the performance histories and financial highlights of the predecessor fund.


Wells Fargo Funds Trust                 Predecessor Fund

International Fund                      Norwest Advantage International Fund
International Equity Fund               Stagecoach International Equity Fund
Small Cap Opportunities Fund            Norwest Advantage Small Cap Opportunities Fund
Small Cap Value Fund                    Performa Small Cap Value Fund

42   Stock Funds Prospectus

                                              This page intentionally left blank
--------------------------------------------------------------------------------

Description of Core Portfolios
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO                        OBJECTIVE
--------------------------------------------------------------------------------

International Portfolio          The Portfolio seeks to provide long-term
                                 capital appreciation by investing directly or indirectly in high-quality companies based outside the United States.

Small Cap Value Portfolio        The Portfolio seeks capital appreciation by
                                 investing in common stocks of smaller
                                 companies.

44   Stock Funds Prospectus

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PRINCIPAL STRATEGIES
--------------------------------------------------------------------------------

The Portfolio invests primarily in securities of companies in developed international and emerging market countries that we believe are both politically and economically stable. The Portfolio may invest more than 25% of its total assets in investments in a particular country, region, or type of investment.

The Portfolio seeks higher growth rates and greater long-term returns by investing primarily in companies that we believe to be undervalued and likely to report a level of corporate earnings exceeding the level expected by investors. The Portfolio invests principally in securities of companies with market capitalizations equal to or lower than the company with the largest market capitalization in the Russell 2000 Index, a small-capitalization range that is expected to change frequently.

                                                     Stock Funds Prospectus   45

Portfolio Managers
--------------------------------------------------------------------------------

Michael Perelstein
International Fund and its predecessor since 1997
Mr. Perelstein joined Schroder in 1997. Since 1999 he has served as Schroder's Senior Investment Officer. Mr. Perelstein currently manages international portfolios and has more than 24 years of investment experience that includes more than 17 years specializing in overseas investing. Prior to 1997, Mr. Perelstein was a Director and a Managing Director at MacKay-Shields. Mr. Perelstein earned his BA in Economics from Brandeis University and his MBA from the University of Chicago. As of September 30, 2001, Schroder had over $10 billion in EAFE (Europe, Asia, Far East) assets under management.

Stephen S. Smith, CFA
Small Cap Value Fund and its predecessor since 1997
Mr. Smith is Principal and Chief Executive Officer of the Smith Group. Mr. Smith manages the Disciplined Growth Portfolio and Small Cap Value Portfolio. Prior to 1995, Mr. Smith previously served as Senior Portfolio Manager with Nations Bank. Mr. Smith earned his BS in Industrial Engineering and his MBA from the University of Alabama.

Cynthia A. Tusan, CFA
International Equity Fund since 2001
Ms. Tusan joined WCM in 1996 from Wells Fargo Bank, N.A., where she managed individual and institutional investment management and trust accounts since 1989. She earned her BA in Economics from Bryn Mawr College and her MBA from the Anderson School of Management at the University of California.

Ira Unschuld
Small Cap Opportunities Fund and its predecessor since 1998
Mr. Unschuld joined Schroder in 1990 as an Associate. Since 1999 Mr. Unschuld has served as Senior Vice President. Mr. Unschuld is responsible for managing the U.S. small capitalization core products. He has more than 11 years of investment experience. Mr. Unschuld earned his BA in Economics from Brown University and his MBA from the Wharton School.

Sabrina Yih
International Equity Fund since 2001
Ms. Yih joined WCM from the Columbia International Stock Fund, where she was a Portfolio Manager since December 1997. Over this period, her experience was focused on investing in Europe and Asia (exJapan), two of the International Equity Fund's largest regions. For eight years prior to that time, she was a Portfolio Manager for the Delphi International Fund for high net-worth individuals. Ms. Yih received her BA in Economics from Mount Holyoke College, magna cum laude, in 1982, and her MBA from the J.L. Kellogg Graduate School of Management at Northwestern University in 1984. She is a Chartered Financial Analyst, a member of the Association of Investment Management and Research
(AIMR), and a member of the International Society of Financial Analysts.

46   Stock Funds Prospectus

Glossary
--------------------------------------------------------------------------------

We provide the following definitions to assist you in reading this Prospectus. For a more complete understanding of these terms you should consult your investment professional.

ACH
Refers to the "Automated Clearing House" system maintained by the Federal Reserve Bank, which banks use to process checks, transfer funds and perform other tasks.

American Depository Receipts ("ADRs")
Receipts for non-U.S. company stocks. The stocks underlying ADRs are typically held in bank vaults. The ADR's owner is entitled to any capital gains or dividends. ADRs are one way of owning an equity interest in foreign companies. Similar investments include European Depository Receipts and Global Depository Receipts.

Business Day
Any day the New York Stock Exchange is open is a business day for the Funds.

Capital Appreciation, Capital Growth
An increase in the value of a security. See also "total return."

Capitalization
When referring to the size of a company, capitalization means the total number of a company's outstanding shares of stock multiplied by the price per share. This is one accepted method of measuring a company's size and is sometimes referred to as "market capitalization."

Convertible Debt Securities
Bonds or notes that are exchangeable for equity securities at a set price on a set date or at the election of the holder.

Debt Securities
Generally, a promise to pay interest and repay principal by a company sold as a security. The owner of the security is entitled to receive any such payments. Examples include bonds and mortgage- and other asset-backed securities and can include securities in which the right to receive interest and principal repayment has been sold separately.

Derivatives
Securities whose values are derived in part from the value of another security or index. An example is a stock option.

Distributions
Dividends and/or capital gains paid by a Fund on its shares.

Diversified
A diversified fund, as defined by the 1940 Act, is one that invests in cash, Government securities, other investment companies and no more than 5% of its total assets in a single issuer. These policies must apply to 75% of the Funds' total assets. Non-diversified funds are not required to comply with these investment policies.

Emerging Markets
Markets associated with a country that is considered by international financial organizations, such as the International Finance Corporation and the International Bank for Reconstruction and Development, and the international financial community to have an "emerging" stock market. Such markets may be under-capitalized, have less-developed legal and financial systems or may have less stable currencies than markets in the developed world.

                                                     Stock Funds Prospectus   47

Glossary
--------------------------------------------------------------------------------

FDIC
The Federal Deposit Insurance Corporation. This is the company that provides federally sponsored insurance covering bank deposits, such as savings accounts and CDs. Mutual funds are not FDIC insured.

Gateway Fund
A Fund that invests its assets in one or more core portfolios or other Funds of Wells Fargo Funds, instead of directly in securities to achieve its investment objective. Gateway funds investing in the same core portfolio or Fund can enhance their investment opportunities and reduce their expense ratios through sharing the costs and benefits of a larger pool of assets.

Hedge
Strategy used to offset investment risk. A perfect hedge is one eliminating the possibility of future gain or loss.

Institution
Banks, pension funds, insurance companies, trusts or other similar entities. Institutions usually aggregate transactions with the Funds on behalf of groups of investors.

Illiquid Security
A security which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value determined by the Fund.

Liquidity
The ability to readily sell a security at a fair price.

Money Market Instruments
High-quality short-term instruments meeting the requirements of Rule 2a-7 under the 1940 Act, such as bankers' acceptances, commercial paper, repurchase agreements and government obligations. In a money market fund, average portfolio maturity does not exceed 90 days, and all investments have maturities of 397 days or less at the time of purchase.

Net Asset Value ("NAV")
The value of a single fund share. It is determined by adding together all of a Fund's assets, subtracting accrued expenses and other liabilities, then dividing by the total number of shares.

Options
An option is the right to buy or sell a security based on an agreed upon price at a specified time. For example, an option may give the holder of a stock the right to sell the stock to another party, allowing the seller to profit if the price has fallen below the agreed price. Options may also be based on the movement of an index, such as the S&P 500 Index.

Price-to-Earnings Ratio
The ratio between a stock's price and its historical, current or anticipated earnings. Low ratios typically indicate a high yield. High ratios are characteristic of growth stocks which generally have low current yields.

Repurchase Agreement
An agreement between a buyer and seller of a security in which the seller agrees to repurchase the security at an agreed upon price and time.

Russell 2000 Index
An index comprised of the 2000 smallest firms listed on the Russell 3000 Index. The Russell 3000 Index is a listing of 3000 corporations by the Frank Russell Company that is intended to be representative of the U.S. economy. The Russell 2000 is considered a small cap index.

48   Stock Funds Prospectus

Shareholder Servicing Agent
Anyone appointed by the Fund to maintain shareholder accounts and records, assist and provide information to shareholders or perform similar functions.

Statement of Additional Information
A document that supplements the disclosure made in the Prospectus.

Total Return
The annual return on an investment, including any appreciation or decline in share value. Total return calculations assume reinvestment of all dividends and capital gains, reflect fee waivers and exclude sales loads.

Turnover Ratio
The percentage of the securities held in a Fund's portfolio, other than short-term securities, that were bought or sold within a year.

Undervalued
Describes a stock that is believed to be worth more than its current price.

U.S. Government Obligations
Obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

Warrants
The right to buy a stock at a set price for a set time.

                                                     Stock Funds Prospectus   49

YOU MAY WISH TO REVIEW THE FOLLOWING DOCUMENTS:


STATEMENT OF ADDITIONAL INFORMATION
supplements the disclosures made by this Prospectus. The Statement of Additional Information has been filed with the SEC and is incorporated by reference into this Prospectus and is legally part of this Prospectus.

ANNUAL/SEMI-ANNUAL REPORTS
provide certain financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance, over the reporting period.

THESE DOCUMENTS ARE AVAILABLE FREE OF CHARGE:
Call: 1-800-222-8222

Write to:
Wells Fargo Funds
P.O. Box 8266
Boston, MA 02266-8266; or

Visit the SEC's website at http://www.sec.gov

REQUEST COPIES FOR A FEE BY WRITING TO:
SEC Public Reference Room
Washington, DC 20549-6009; or
by electronic request at publicinfo@sec.gov
Call: 1-800-SEC-0330 for details

ADDITIONAL SERVICES QUESTIONS CAN BE
ANSWERED BY CALLING YOUR INVESTMENT
PROFESSIONAL

P046 (2/02)                                                     [LOGO]
ICA Reg.                                               Printed on Recycled Paper
No. 811-09253

             -----------------------------------------------------
             NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
             -----------------------------------------------------

                            WELLS FARGO FUNDS TRUST
                           Telephone: 1-800-222-8222

                      STATEMENT OF ADDITIONAL INFORMATION
                            Dated February 1, 2002

                             ASSET ALLOCATION FUND
                             GROWTH BALANCED FUND
                             INDEX ALLOCATION FUND
                            MODERATE BALANCED FUND
                       STRATEGIC GROWTH ALLOCATION FUND
                             STRATEGIC INCOME FUND


               Class A, Class B, Class C and Institutional Class


    Wells Fargo Funds Trust (the "Trust") is an open-end, management investment company. This Statement of Additional Information ("SAI") contains additional information about six funds in the Wells Fargo Funds Trust family of funds (each, a "Fund" and collectively, the "Funds") -- the Asset Allocation, Growth Balanced, Index Allocation, Moderate Balanced, Strategic Growth Allocation Fund (formerly the Aggressive Balanced-Equity Fund) and Strategic Income Funds. Each Fund is considered diversified under the Investment Company Act of 1940, as amended (the "1940 Act"). The Asset Allocation and Growth Balanced Funds offer Class A, Class B, Class C and Institutional Class shares. The Index Allocation Fund offers Class A, Class B, and Class C shares, and the Moderate Balanced, Strategic Growth Allocation, and Strategic Income Funds offer Institutional Class shares. This SAI relates to all such classes of shares.

    This SAI is not a prospectus and should be read in conjunction with the Funds' Prospectuses, also dated February 1, 2002. All terms used in this SAI that are defined in the Prospectuses have the meanings assigned in the Prospectuses. The audited financial statements for the Funds, which include the portfolios of investments and independent auditors' report for the year ended September 30, 2001, are hereby incorporated by reference to the Annual Report. The Prospectuses and Annual Report may be obtained free of charge by calling 1-800-222-8222 or writing to Wells Fargo Funds, P.O. Box 8266, Boston, MA 02266-8266.

                               TABLE OF CONTENTS

                                                                   Page
                                                                   ----
Historical Fund Information......................................     1
Investment Policies..............................................     2
Investment Models................................................     5
Additional Permitted Investment Activities and Associated Risks..     7
Management.......................................................    24
Performance Calculations.........................................    38
Determination of Net Asset Value.................................    40
Additional Purchase and Redemption Information...................    41
Portfolio Transactions...........................................    43
Fund Expenses....................................................    45
Federal Income Taxes.............................................    45
Capital Stock....................................................    52
Other............................................................    56
Counsel..........................................................    56
Independent Auditors.............................................    56
Financial Information............................................    57
Appendix.........................................................   A-1

                          HISTORICAL FUND INFORMATION

    On March 25, 1999, the Board of Trustees of Norwest Advantage Funds ("Norwest"), the Board of Directors of Stagecoach Funds, Inc. ("Stagecoach") and the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization providing for, among other things, the transfer of the assets and stated liabilities of various predecessor Norwest and Stagecoach portfolios to the Funds (the "Reorganization"). Prior to November 5, 1999, the effective date of the Reorganization of the Funds and the predecessor Norwest and Stagecoach portfolios, the Funds had only nominal assets.

     The Funds described in this SAI were created as part of the Reorganization of the Stagecoach family of funds, advised by Wells Fargo Bank, N.A. ("Wells Fargo Bank"), and the Norwest Advantage family of funds, advised by Norwest Investment Management, Inc. ("NIM"), into a single mutual fund complex. The Reorganization followed the merger of the advisers' parent companies.

     The chart below indicates the predecessor Stagecoach and Norwest Funds that are the accounting survivors of the Wells Fargo Funds.

-----------------------------------------------------------------------------------------------
    Wells Fargo Funds                                 Predecessor Fund
-----------------------------------------------------------------------------------------------
Asset Allocation Fund                              Stagecoach Asset Allocation Fund
                                                   Stagecoach Balanced Fund
-----------------------------------------------------------------------------------------------
Growth Balanced Fund                               Norwest Growth Balanced Fund
-----------------------------------------------------------------------------------------------
Index Allocation Fund                              Stagecoach Index Allocation Fund
-----------------------------------------------------------------------------------------------
Moderate Balanced Fund                             Norwest Moderate Balanced Fund
-----------------------------------------------------------------------------------------------
Strategic Growth Allocation Fund                   Norwest Aggressive Balanced-Equity Fund
-----------------------------------------------------------------------------------------------
Strategic Income Fund                              Norwest Strategic Income Fund
-----------------------------------------------------------------------------------------------


     The Asset Allocation Fund commenced operations on November 8, 1999, as successor to the Asset Allocation and Balanced Funds of Stagecoach. The predecessor Stagecoach Asset Allocation Fund, which is considered to be the surviving entity for accounting purposes, commenced operations on January 2, 1992, as successor to the Asset Allocation Fund of the Wells Fargo Investment Trust for Retirement Programs, which commenced operations on November 13, 1986. The financial highlights shown for periods prior to November 8, 1999 are the financial highlights of the Stagecoach Asset Allocation Fund.

    The Growth Balanced Fund commenced operations on November 8, 1999, as successor to the Norwest Growth Balanced Fund. The predecessor Norwest Growth Balanced Fund commenced operations on April 30, 1989.

    The Index Allocation Fund commenced operations on November 8, 1999, as successor to the Index Allocation Fund of Stagecoach. The predecessor Stagecoach Index Allocation Fund was originally organized on April 7, 1988 as the Asset Allocation Fund of Overland Express Funds, Inc. ("Overland"). The Overland Asset Allocation Fund changed its name to the Index Allocation Fund on February 14, 1997. On December 12, 1997, the Overland Index Allocation Fund was reorganized into the Stagecoach Index Allocation Fund.

    The Moderate Balanced Fund commenced operations on November 8, 1999, as successor to the Norwest Moderate Balanced Fund. The predecessor Norwest Moderate Balanced Fund commenced operations on April 30, 1989.

    The Strategic Growth Allocation Fund commenced operations on November 8, 1999, as successor to the Norwest Aggressive Balanced-Equity Fund. The Norwest Aggressive Balanced-Equity Fund commenced operations on December 2, 1997. The Fund changed its name from Aggressive Balanced-Equity Fund to Strategic Growth Allocation Fund effective February 1, 2002.

    The Strategic Income Fund commenced operations on November 8, 1999, as successor to the Norwest Strategic Income Fund. The predecessor Norwest Strategic Income Fund commenced operations on April 30, 1989.

                              INVESTMENT POLICIES

     Fundamental Investment Policies
     -------------------------------

     Each Fund has adopted the following investment policies, all of which are fundamental policies; that is, they may not be changed without approval by the holders of a majority (as defined in the 1940 Act) of the outstanding voting securities of such Fund.

The Funds may not:


     (1) purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of a Fund's investments in that industry would equal or exceed 25% of the current value of the Fund's total assets, provided that this restriction does not limit a Fund's: (i) investments in securities of other investment companies, (ii) investments in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or (iii) investments in repurchase agreements, and provided further that: (iv) the Asset Allocation and Index Allocation Funds reserve the right to concentrate in any industry in which the S&P 500 Index becomes concentrated to the same degree during the same period, and (v) the Asset Allocation Fund and the Index Allocation Fund reserve the right to concentrate in obligations of domestic banks (to the extent permitted by the U.S. Securities and Exchange Commission (the "SEC") or its staff and as such term is interpreted by the SEC or its staff);

     (2) purchase securities of any issuer if, as a result, with respect to 75% of a Fund's total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or the Fund's ownership would be more than 10% of the outstanding voting securities of such issuer, provided that this restriction does not limit a Fund's investments in securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or investments in securities of other investment companies;

     (3) borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations and any orders obtained thereunder;

     (4) issue senior securities, except to the extent permitted under the 1940 Act, including the rules, regulations and any orders obtained thereunder;

     (5) make loans to other parties if, as a result, the aggregate value of such loans would exceed one-third of a Fund's total assets. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt securities are not deemed to be the making of loans;

     (6) underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with a Fund's investment program may be deemed to be an underwriting;

     (7) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business); nor

     (8) purchase or sell commodities, provided that (i) currency will not be deemed to be a commodity for purposes of this restriction, (ii) this restriction does not limit the purchase or sale of futures contracts, forward contracts or options, and (iii) this restriction does not limit the purchase or sale of securities or other instruments backed by commodities or the purchase or sale of commodities acquired as a result of ownership of securities or other instruments.

     Non-Fundamental Investment Policies
     -----------------------------------

     Each Fund has adopted the following non-fundamental policies which may be changed by the Trustees of the Trust or at any time without approval of such Fund's shareholders.

     (1) Any Fund that is purchased by another Fund in the Wells Fargo Fund family in reliance on Section 12(d)(1)(G) of the 1940 Act or an exemptive order granting relief from Section 12(d)(1)(A) will not purchase shares of any registered investment company in excess of the limitations contained in Section 12(d)(1)(A) in reliance on either section 12(d)(1)(F) or Section 12(d)(1)(G).

     (2) Each Fund may not invest or hold more than 15% of the Fund's net assets in illiquid securities. For this purpose, illiquid securities include, among others, (a) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (b) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days.

     (3) Each Fund may invest in futures or options contracts regulated by the Commodity Futures Trading Commission ("CFTC") for (i) bona fide hedging purposes within the meaning of the rules of the CFTC and (ii) for other purposes if, as a result, no more than 5% of the Fund's net assets would be invested in initial margin and premiums (excluding amounts "in-the-money") required to establish the contracts.

     (4) Each Fund may lend securities from its portfolio to approved brokers, dealers and financial institutions, to the extent permitted under the 1940 Act, including the rules, regulations and exemptions thereunder, which currently limit such activities to one-third of the value of a Fund's total assets (including the value of the collateral received). Any such loans of portfolio securities will be fully collateralized based on values that are marked-to-market daily.

     (5) Each Fund may not make investments for the purpose of exercising control or management, provided that this restriction does not limit a Fund's investments in securities of other investment companies or in entities created under the laws of foreign countries to facilitate investment in securities in that country.

     (6) Each Fund may not purchase securities on margin (except for short-term credits necessary for the clearance of transactions).

     (7) Each Fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales "against the box"), and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

     (8) Each Fund that is subject to Rule 35d-1 (the "Names Rule") under the 1940 Act, and that has a non-fundamental policy or policies in place to comply with the Names Rule, has adopted the following policy:

     Shareholders will receive at least 60 days' notice of any change to a Fund's non-fundamental policy complying with the Names Rule. The notice will be provided in Plain English in a separate written document, and will contain the following prominent statement or similar statement in bold-face type: "Important Notice Regarding Change in Investment Policy." This statement will appear on both the notice and the envelope in which it is delivered, unless it is delivered separately from other communications to investors, in which case the statement will appear either on the notice or the envelope in which the notice is delivered.

     General
     -------

     Notwithstanding the foregoing policies, any other investment companies in which the Funds may invest have adopted their own investment policies, which may be more or less restrictive than those listed above, thereby allowing a Fund to participate in certain investment strategies indirectly that are prohibited under the fundamental and non-fundamental investment policies listed above.

                               INVESTMENT MODELS
                               -----------------

     This section contains supplemental information about the proprietary investment models used by Barclays Global Fund Advisors ("BGFA" or "Sub-Adviser") to manage the Asset Allocation and Index Allocation Funds' portfolios.

     Asset Allocation Model.  BGFA compares the Asset Allocation Fund's
     ----------------------
investments daily to the Asset Allocation Model's recommended allocation. The investment model recommends allocations among each asset class in 5% increments only. Any recommended reallocation will be implemented in accordance with trading policies that have been designed to take advantage of market opportunities and to reduce transaction costs. Under current trading policies employed by BGFA, recommended reallocations may be implemented promptly upon receipt of recommendations or may not be acted upon for as long as two or three months thereafter depending on factors such as the percentage change from previous recommendations and the consistency of recommended reallocations over a period of time. In addition, the Asset Allocation Fund generally will invest the net proceeds from the sale of shares of the Fund and will liquidate existing Fund investments to meet net redemption requirements in a manner that best allows the Fund's existing asset allocation to follow that recommended by the Model. Notwithstanding any recommendation of the Model to the contrary, the Asset Allocation Fund will generally maintain at least that portion of its assets in money market instruments reasonably considered necessary to meet redemption requirements. In general, cash maintained for short-term liquidity needs is only invested in U.S. Treasury bills, shares of other mutual funds and repurchase agreements. There is no requirement that the Fund maintain positions in any particular asset class or classes.

     Funds Management and BGFA manage other portfolios which also invest in accordance with the Asset Allocation Model. The performance of each of those other portfolios is likely to vary among themselves and from the performance of the Fund. Such variation in performance is primarily due to different equilibrium asset mix assumptions used for the various portfolios, timing differences in the implementation of the model's recommendations, and differences in expenses and liquidity requirements.

     There are 500 common stocks, including Wells Fargo & Company stock, which make up the S&P 500 Index. Standard & Poor's Ratings Group ("S&P") occasionally makes changes in the S&P 500 Index based on its criteria for inclusion of stocks in the S&P 500 Index. The S&P 500 Index is market-capitalization-weighted so that each stock in the S&P 500 Index represents its proportion of the total market value of all stocks in the S&P 500 Index. In making its stock investments, the policy of the Asset Allocation Fund is to invest its assets in substantially the same stocks, and in substantially the same percentages, as the S&P 500 Index, including Wells Fargo & Company stock. The Lehman Brothers 20+ Treasury Index (the "LBT Index") is an unmanaged index comprised of securities in the U.S. Treasury Index with remaining maturities of twenty years or more. The portion of the Fund's portfolio allocated to bonds is invested so as to replicate the LBT Index.

     A key component of the Asset Allocation Model is a set of assumptions concerning expected risk and return and investor attitudes toward risk which are incorporated into the asset allocation decision. The principal inputs of financial data to the Asset Allocation Model currently are (i) consensus estimates of the earnings, dividends and payout ratios on a broad cross-section of common stocks as reported by independent financial reporting services which survey a broad cross-section of Wall Street analysts, (ii) the estimated current yield to maturity on new long-term corporate bonds rated "AA" by S&P, (iii) the present yield on money market instruments, (iv) the historical statistical standard deviation in investment return for each class of asset, and (v) the historical statistical correlation of investment returns among the various asset classes in which the Asset Allocation Fund invests. Using these data, the Asset Allocation Model is run daily to determine the recommended asset allocation. The model's recommendations are presently made in 5% increments.

     Although BGFA intends to use the Model as a basis for its investment decisions, BGFA may change from time to time the criteria and methods it uses to implement the Model's recommendations if it believes such a change is desirable for the Fund. Nevertheless, Funds Management has continuing and exclusive authority over the management of the Fund, the conduct of its affairs and the disposition of the Funds' assets, and Funds Management has the right to reject BGFA's investment decisions for the Fund if Funds Management determines that any such decision is not consistent with the best interests of the Fund.

     Index Allocation Model.  BGFA compares the Index Allocation Fund's
     ----------------------
investments daily to the Index Allocation Model's recommended allocation. The investment model recommends allocations among each asset class in 5% increments only. Any recommended reallocation will be implemented in accordance with trading policies that have been designed to take advantage of market opportunities and to reduce transaction costs. Under current trading policies employed by BGFA, recommended reallocations may be implemented promptly upon receipt of recommendations or may not be acted upon for as long as two or three months thereafter depending on factors such as the percentage change from previous recommendations and the consistency of recommended reallocations over a period of time. In addition, the Index Allocation Fund generally will invest the net proceeds from the sale of shares of the Fund and will liquidate existing Fund investments to meet net redemption requirements in a manner that best allows the Fund's existing asset allocation to follow that recommended by the Model. Notwithstanding any recommendation of the Model to the contrary, the Index Allocation Fund will generally maintain at least that portion of its assets in money market instruments reasonably considered necessary to meet redemption requirements. In general, cash maintained for short-term liquidity needs is only invested in U.S. Treasury bills, shares of other mutual funds and repurchase agreements. There is no requirement that the Fund maintain positions in any particular asset class or classes.

     Funds Management and BGFA manage other portfolios which also invest in accordance with the Index Allocation Model. The performance of each of those other portfolios is likely to vary among themselves and from the performance of the Fund. Such variation in performance is primarily due to different equilibrium asset mix assumptions used for the various portfolios, timing differences in the implementation of the model's recommendations and differences in expenses and liquidity requirements.

     There are 500 common stocks, including Wells Fargo & Company stock, which make up the S&P 500 Index. S&P occasionally makes changes in the S&P 500 Index based on its criteria for inclusion of stocks in the S&P 500 Index. The S&P 500 Index is market-capitalization-weighted so that each stock in the S&P 500 Index represents its proportion of the total market value of all stocks in the S&P 500 Index. In making its stock investments, the policy of the Index Allocation Fund is to invest its assets in substantially the same stocks, and in substantially the same percentages, as the S&P 500 Index, including Wells Fargo & Company stock. The LBT Bond Index is an unmanaged index comprised of securities in the U.S. Treasury Index with remaining maturities of twenty years or more. The portion of the Fund's portfolio allocated to bonds is invested so as to replicate the performance characteristics of the LBT Bond Index.

     A key component of the Index Allocation Model is a set of assumptions concerning expected risk and return and investor attitudes toward risk which are incorporated into the index allocation decision. The principal inputs of financial data to the Index Allocation Model currently are (i) consensus estimates of the earnings, dividends and payout ratios on a broad cross-section of common stocks as reported by independent financial reporting services which survey a broad cross-section of Wall Street analysts, (ii) the estimated current yield to maturity on new long-term corporate bonds rated "AA" by S&P, (iii) the present yield on money market instruments, (iv) the historical statistical standard deviation in investment return for each class of asset, and (v) the historical statistical correlation of investment returns among the various asset classes in which the Index Allocation Fund invests. Using these data, the Index Allocation Model is run daily to determine the recommended asset allocation.

     Although BGFA intends to use the Model as a basis for its investment decisions, BGFA may change from time to time the criteria and methods it uses to implement the Model's recommendations if it believes such a change is desirable for the Fund. Nevertheless, Funds Management has continuing and exclusive authority over the management of the Fund, the conduct of its affairs and the disposition of the Funds' assets, and Funds Management has the right to reject BGFA's investment decisions for the Fund if Funds Management determines that any such decision is not consistent with the best interests of the Fund.

        ADDITIONAL PERMITTED INVESTMENT ACTIVITIES AND ASSOCIATED RISKS

    Set forth below are descriptions of certain investments and additional investment policies for the Funds. Some of the Funds described in this SAI are gateway blended funds that invest in two or more core portfolios of Wells Fargo Core Trust ("Core Trust"). References to the activities of a gateway Fund are understood to refer to the investments of the core portfolios in which the gateway Fund invests. For purposes of monitoring the investment policies and restrictions of the Funds (with the exception of the loans of portfolio securities policy described below), the amount of any securities lending collateral held by a Fund will be excluded in calculating total assets.

    Asset-Backed Securities
    -----------------------

    The Funds may invest in various types of asset-backed securities. Asset-backed securities are securities that represent an interest in an underlying security. The asset-backed securities in which the Funds invest may consist of undivided fractional interests in pools of consumer loans or receivables held in trust. Examples include certificates for automobile receivables (CARS) and credit card receivables (CARDS). Payments of principal and interest on these asset-backed securities are "passed through" on a monthly or other periodic basis to certificate holders and are typically supported by some form of credit enhancement, such as a surety bond, limited guaranty, or subordination. The extent of credit enhancement varies, but usually amounts to only a fraction of the asset-backed security's par value until exhausted. Ultimately, asset-backed securities are dependent upon payment of the consumer loans or receivables by individuals, and the certificate holder frequently has no recourse to the entity that originated the loans or receivables. The actual maturity and realized yield will vary based upon the prepayment experience of the underlying asset pool and prevailing interest rates at the time of prepayment. Asset-backed securities are relatively new instruments and may be subject to greater risk of default during periods of economic downturn than other instruments. Also, the secondary market for certain asset-backed securities may not be as liquid as the market for other types of securities, which could result in a Fund experiencing difficulty in valuing or liquidating such securities. The Funds may also invest in securities backed by pools of mortgages. The investments are described under the heading "Mortgage-Related Securities."

    Bank Obligations
    ----------------

    The Funds may invest in bank obligations, including certificates of deposit, time deposits, bankers' acceptances and other short-term obligations of domestic banks, foreign subsidiaries of domestic banks, foreign branches of domestic banks, and domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions. With respect to such securities issued by foreign branches of domestic banks, foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks, a Fund may be subject to additional investment risks that are different in some respects from those incurred by a Fund which invests only in debt obligations of domestic issuers. Such risks include possible future political and economic developments, the possible imposition of foreign withholding and other taxes on interest income payable on and cash payable on the sale of such securities, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these securities and the possible seizure or nationalization of foreign deposits. In addition, foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping standards than those applicable to domestic branches of U.S. banks.

    Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.

    Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits which may be held by a Fund will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation ("FDIC"). Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations, bearing fixed, floating- or variable-interest rates.

    Below Investment-Grade Investments
    ----------------------------------

    The Growth Balanced, Moderate Balanced, Strategic Growth Allocation, and Strategic Income Funds may invest in debt securities that are in low or below investment-grade categories, or are unrated or in default at the time of purchase (also known as high-yield securities or "junk bonds"). Such debt securities have a much greater risk of default (or in the case of bonds currently in default, of not returning principal) and are more volatile than higher-rated securities of similar maturity. The value of such debt securities will be affected by overall economic conditions, interest rates, and the creditworthiness of the individual issuers. Additionally, these lower rated debt securities may be less liquid and more difficult to value than higher rated securities. Stocks of the smaller and medium-sized companies in which the Fund may invest may be more volatile than larger company stocks. Investments in foreign markets may also present special risks, including currency, political, diplomatic, regulatory and liquidity risks.

    Bonds
    -----

    Certain of the debt instruments purchased by the Funds may be bonds. A bond is an interest-bearing security issued by a company or governmental unit. The issuer of a bond has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal (the bond's face value) periodically or on a specified maturity date. An issuer may have the right to redeem or "call" a bond before maturity, in which case the investor may have to reinvest the proceeds at lower market rates. The value of fixed-rate bonds will tend to fall when interest rates rise and rise when interest rates fall. The value of "floating-rate" or "variable-rate" bonds, on the other hand, fluctuate much less in response to market interest rate movements than the value of fixed rate bonds.

    Bonds may be senior or subordinated obligations. Senior obligations generally have the first claim on a corporation's earnings and assets and, in the event of liquidation, are paid before subordinated debt. Bonds may be unsecured (backed only by the issuer's general creditworthiness) or secured (also backed by specified collateral).

    Borrowing
    ---------

    The Funds may borrow money for temporary or emergency purposes, including the meeting of redemption requests. Borrowing involves special risk considerations. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds (or on the assets that were retained rather than sold to meet the needs for which funds were borrowed). Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. Reverse repurchase agreements, short sales not against the box, dollar roll transactions and other similar investments that involve a form of leverage have characteristics similar to borrowings, but are not considered borrowings if the Fund maintains a segregated account.

    Convertible Securities
    ----------------------

    The Funds may invest in convertible securities. A convertible security is generally a debt obligation or preferred stock that may be converted within a specified period of time into a certain amount of common stock of the same or a different user. A convertible security provides a fixed-income stream and the opportunity, through its conversion feature, to participate in the capital appreciation resulting from a market price advance in its underlying common stock. As with a straight fixed-income security, a convertible security tends to increase in market value when interest rates decline and decrease in value when interest rates rise. Like a common stock, the value of a convertible security also tends to increase as the market value of the underlying stock rises, and it tends to decrease as the market value of the underlying stock declines. Because its value can be influenced by both interest rate and market movements, a convertible security is not as sensitive to interest rates as a similar fixed-income security, nor is it as sensitive to changes in share price as its underlying stock.

    The creditworthiness of the issuer of a convertible security may be important in determining the security's true value. This is because the holder of a convertible security will have recourse only to the issuer. In addition, a convertible security may be subject to redemption by the issuer, but only after a specified date and under circumstances established at the time the security is issued.

    While the Funds use the same criteria to rate a convertible debt security that it uses to rate a more conventional debt security, a convertible preferred stock is treated like a preferred stock for a Funds' financial reporting, credit rating, and investment limitation purposes. Preferred stock is subordinated to all debt obligations in the event of insolvency, and an issuer's failure to make a dividend payment is generally not an event of default entitling the preferred shareholder to take action. A preferred stock generally has no maturity date, so that its market value is dependent on the issuer's business prospects for an indefinite period of time. In addition, distributions on preferred stock generally are taxable as dividend income, rather than interest payments, for federal income tax purposes.

    Derivative Securities
    ---------------------

    The Funds may invest in various instruments that may be considered "derivatives," including structured notes, bonds or other instruments with interest rates that are determined by reference to changes in the value of other interest rates, indices or financial indicators ("References") or the relative change in two or more References. Some derivative securities represent relatively recent innovations in the bond markets, and the trading market for these instruments is less developed than the markets for traditional types of debt instruments. It is uncertain how these instruments will perform under different economic and interest rate scenarios. Because certain of these instruments are leveraged, their market values may be more volatile than other types of bonds and may present greater potential for capital gain or loss. Derivative securities and their underlying instruments may experience periods of illiquidity, which could cause a Fund to hold a security it might otherwise sell or could force the sale of a security at inopportune times or for prices that do not reflect current market value. The possibility of default by the issuer or the issuer's credit provider may be greater for these structured and derivative instruments than for other types of instruments. As new types of derivative securities are developed and offered to investors, the adviser will, consistent with the Funds' investment objective, policies and quality standards, consider making investments in such new types of derivative securities.

    Dollar Roll Transactions
    ------------------------

    The Funds may enter into "dollar roll" transactions wherein the Fund sells fixed income securities, typically mortgage-backed securities, and makes a commitment to purchase similar, but not identical, securities at a later date from the same party. Like a forward commitment, during the roll period no payment is made for the securities purchased and no interest or principal payments on the security accrue to the purchaser, but the Fund assumes the risk of ownership. A Fund is compensated for entering into dollar roll transactions by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. Like other when-issued securities or firm commitment agreements, dollar roll transactions involve the risk that the market value of the securities sold by a Fund may decline below the price at which the Fund is committed to purchase similar securities. In the event the buyer of securities from a Fund under a dollar roll transaction becomes insolvent, the Fund's use of the proceeds of the transaction may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. The Funds will engage in roll transactions for the purpose of acquiring securities for its portfolio and not for investment leverage.

    Fixed-Income Securities
    -----------------------

    Investors should be aware that even though interest-bearing securities are investments which promise a stable stream of income, the prices of such securities are inversely affected by changes in interest rates and, therefore, are subject to the risk of market price fluctuations. Long-term securities are affected to a greater extent by interest rates than shorter-term securities. The values of fixed-income securities also may be affected by changes in the credit rating or financial condition of the issuing entities. Once the rating of a portfolio security has been changed to a rating below investment grade, the particular Fund considers all circumstances deemed relevant in determining whether to continue to hold the security. Certain securities that may be purchased by the Fund, such as those rated "Baa" by Moody's Investors Service, Inc. ("Moody's") and "BBB" by S&P, Fitch Investors Service, Inc. ("Fitch") and Duff & Phelps Credit Rating Co. ("Duff"), may be subject to such risk with respect to the issuing entity and to greater market fluctuations than certain lower yielding, higher rated fixed-income securities. Securities which are rated "Baa" by Moody's are considered medium-grade obligations; they are neither highly protected nor poorly secured, and are considered by Moody's to have speculative characteristics. Securities rated "BBB" by S&P are regarded as having adequate capacity to pay interest and repay principal, and, while such debt securities ordinarily exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for securities in this category than in higher rated categories. Securities rated "BBB" by Fitch are considered investment grade and of satisfactory credit quality; however, adverse changes in economic conditions and circumstances are more likely to have an adverse impact on these securities and, therefore, impair timely payment. Securities rated "BBB" by Duff have below average protection factors but nonetheless are considered sufficient for prudent investment. If a security held by a Fund is downgraded to a rating below investment-grade, such Fund may continue to hold the security until such time as the Adviser determines it to be advantageous for the Fund to sell the security.

      Floating- and Variable-Rate Obligations
      ---------------------------------------

      The Funds may purchase floating- and variable-rate obligations such as demand notes and bonds. Variable-rate demand notes include master demand notes that are obligations that permit a Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund, as lender, and the borrower. The interest rate on a floating-rate demand obligation is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable-rate demand obligation is adjusted automatically at specified intervals. The issuer of such obligations ordinarily has a right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks.

      There generally is no established secondary market for these obligations because they are direct lending arrangements between the lender and borrower. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, a Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and each Fund may invest in obligations which are not so rated only if the Adviser determines that at the time of investment the obligations are of comparable quality to the other obligations in which such Fund may invest. The Adviser, on behalf of each Fund, considers on an ongoing basis the creditworthiness of the issuers of the floating- and variable-rate demand obligations in such Fund's portfolio. Floating- and variable-rate instruments are subject to interest-rate risk and credit risk.

      The floating- and variable-rate instruments that the Funds may purchase include certificates of participation in such instruments.

      Foreign Securities
      ------------------

      The Funds may invest in foreign company stocks which may lose value or be more difficult to trade as a result of adverse changes in currency exchange rates or other developments in the issuer's home country. Concentrated investment in any single country, especially a less developed country, would make the Fund's value more sensitive to economic, currency and regulatory changes within that country. The Funds may also invest in securities of companies located or operating in countries considered developing or to have "emerging" stock markets. Emerging market countries are often dependent on international trade and are therefore often vulnerable to events in other countries. They may have less developed financial systems and volatile currencies and may be more sensitive than more mature markets to a variety of economic factors. Emerging market securities may also be less liquid than securities of more developed countries, which may make them more difficult to sell, particularly during a market downturn.

      Each Fund may invest in high-quality, short-term debt obligations of foreign branches of U.S. banks, U.S. branches of foreign banks and short-term debt obligations of foreign governmental agencies that are denominated in and pay interest in U.S. dollars. Investments in foreign obligations involve certain considerations that are not typically associated with investing in domestic obligations. There may be less publicly available information about a foreign issuer than about a domestic issuer and the available information may be less reliable. In addition, with respect to certain foreign countries, taxes may be withheld at the source under foreign tax laws, and there is a possibility of expropriation or confiscatory taxation, political or social instability or diplomatic developments that could adversely affect investments in, the liquidity of, and the ability to enforce contractual obligations with respect to, securities of issuers located in those countries. The Funds may invest in securities denominated in currencies other than the U.S. dollar and may temporarily hold funds in bank deposits or other money market investments denominated in foreign currencies. Therefore, the Funds may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between such currencies and the dollar. Changes in foreign currency exchange rates influence values within a Fund from the perspective of U.S. investors. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors.

      The Funds may enter into currency forward contracts ("forward contracts") to attempt to minimize the risk to the Funds from adverse changes in the relationship between currencies or to enhance income. A forward contract is an obligation to buy or sell a specific currency for an agreed price at a future date which is individually negotiated and is privately traded by currency traders and their customers. The Funds will either cover a position in such a transaction or maintain, in a segregated account with their custodian bank, cash or high-grade marketable money market securities having an aggregate value equal to the amount of any such commitment until payment is made.

      The Funds may also invest in foreign securities through ADRs, CDRs, EDRs, IDRs and GDRs or other similar securities convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs (sponsored or unsponsored) are receipts typically issued by a U.S. bank or trust company and traded on a U.S. stock exchange, and CDRs are receipts typically issued by a Canadian bank or trust company that evidence ownership of underlying foreign securities. Issuers of unsponsored ADRs are not contractually obligated to disclose material information in the U.S. and, therefore, such information may not correlate to the market value of the unsponsored ADR. EDRs and IDRs are receipts typically issued by European banks and trust companies, and GDRs are receipts issued by either a U.S. or non-U.S. banking institution, that evidence ownership of the underlying foreign securities. Generally, ADRs in registered form are designed for use in U.S. securities markets and EDRs and IDRs in bearer form are designed primarily for use in Europe.

      For temporary defensive purposes, Funds may invest in fixed income securities of non-U.S. governmental and private issuers. Such investments may include bonds, notes, debentures and other similar debt securities, including convertible securities.

      Investments in foreign obligations involve certain considerations that are not typically associated with investing in domestic securities. There may be less publicly available information about a foreign issuer than about a domestic issuer. Foreign issuers also are not generally subject to the same accounting, auditing and financial reporting standards or governmental supervision as domestic issuers. In addition, with respect to certain foreign countries, taxes may be withheld at the source under foreign tax laws, and there is a possibility of expropriation or confiscatory taxation, political, social and monetary instability or diplomatic developments that could adversely affect investments in, the liquidity of, and the ability to enforce contractual obligations with respect to, securities of issuers located in those countries.

      Investment income and sales proceeds payable on certain foreign securities in which a Fund may invest may be subject to foreign withholding and other taxes that could reduce the return on these securities. Applicable tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which a Fund would otherwise be subject.

      Forward Commitment, When-Issued and Delayed-Delivery Transactions
      -----------------------------------------------------------------

      The Funds may purchase or sell securities on a when-issued or delayed delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Delivery and payment on such transaction normally take place within 120 days after the date of the commitment to purchase. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines, or the value of the security to be sold increases, before the settlement date. The Funds will establish a segregated account in which they will maintain cash, U.S. Government obligations or other high-quality debt instruments in an amount at least equal in value to each such Fund's commitments to purchase when-issued securities. If the value of these assets declines, a Fund will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.

      Futures Contracts and Options Transactions
      ------------------------------------------

      In General. The Funds may enter into and engage in futures contracts and options transactions as discussed below. A futures transaction involves a firm agreement to buy or sell a commodity or financial instrument at a particular price on a specified future date, while an option transaction generally involves a right, which may or may not be exercised, to buy or sell a commodity or financial instrument at a particular price on a specified future date. Futures contracts and options are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts. Consequently, the primary credit risk on futures contracts is the creditworthiness of the exchange. Futures contracts, however, are subject to market risk (i.e., exposure to adverse price changes).

      Although the Funds intend to purchase or sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a Fund to substantial losses. If it is not possible, or a Fund determines not to close a futures position in anticipation of adverse price movements, the Fund will be required to make daily cash payments of variation margin.

     An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option exercise period. The writer (i.e., seller) of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of the option, the assumption of offsetting futures positions by both the writer and the holder of the option will be accompanied by delivery of the accumulated cash balance in the writer's futures margin account in the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. The potential loss related to the purchase of options on futures contracts is limited to the premium paid for the option (plus transaction costs). Because the value of the option is fixed at the time of sale, there are no daily cash payments to reflect changes in the value of the underlying contract; however, the value of the option may change daily, and that change would be reflected in the net asset value ("NAV") of the relevant Fund.

     The Funds may trade futures contracts and options on futures contracts in U.S. domestic markets, such as the Chicago Board of Trade and the International Monetary Market of the Chicago Mercantile Exchange. The Funds' futures transactions must constitute permissible transactions pursuant to regulations promulgated by the Commodity Futures Trading Commission ("CFTC"). Pursuant to regulations and/or published positions of the SEC, a Fund may be required to segregate cash or high-quality money-market instruments in connection with its futures transactions in an amount generally equal to the entire value of the underlying security.

     Initially, when purchasing or selling futures contracts a Fund will be required to deposit with its custodian in the broker's name an amount of cash or cash equivalents up to approximately 10% of the contract amount. This amount is subject to change by the exchange or board of trade on which the contract is traded, and members of such exchange or board of trade may impose their own higher requirements. This amount is known as "initial margin" and is in the nature of a performance bond or good faith deposit on the contract that is returned to the Fund upon termination of the futures position, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin", to and from the broker will be made daily as the price of the index or securities underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable. At any time prior to the expiration of a futures contract, a Fund may elect to close the position by taking an opposite position, at the then prevailing price, thereby terminating its existing position in the contract.

     The Funds may engage in futures contracts sales to maintain the income advantage from continued holding of a long-term security while endeavoring to avoid part or all of the loss in market value that would otherwise accompany a decline in long-term security prices. If, however, securities prices rise, a Fund would realize a loss in closing out its futures contract sales that would offset any increases in prices of the long-term securities they hold.

     Another risk in employing futures contracts and options thereon to protect against cash market price volatility is the possibility that futures prices will correlate imperfectly with the behavior of the prices of the securities in such portfolio (the portfolio securities will not be identical to the debt instruments underlying the futures contracts).

     Stock Index Options. The Funds may purchase and write (i.e., sell) put and call options on stock indices only as a substitute for comparable market positions in the underlying securities. A stock index fluctuates with changes of the market values of the stocks included in the index. The effectiveness of purchasing or writing stock index options will depend upon the extent to which price movements of the securities in a Fund's portfolio correlate with price movements of the stock index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether a Fund will realize a gain or loss from purchasing or writing stock index options depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of particular stock. When a Fund writes an option on a stock index, such Fund will place in a segregated account with the Fund's custodian cash or liquid securities in an amount at least equal to the market value of the underlying stock index and will maintain the account while the option is open or otherwise will cover the transaction.

     Stock Index Futures and Options on Stock Index Futures. The Funds may invest in stock index futures and options on stock index futures only as a substitute for a comparable market position in the underlying securities. A stock index future obligates the seller to deliver (and the purchaser to take), effectively, an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. With respect to stock indices that are permitted investments, each Fund intends to purchase and sell futures contracts on the stock index for which it can obtain the best price with consideration also given to liquidity.

     Interest-Rate Futures Contracts and Options on Interest-Rate Futures Contracts. The Funds may invest in interest-rate futures contracts and options on interest-rate futures contracts as a substitute for a comparable market position in the underlying securities. The Funds may also sell options on interest-rate futures contracts as part of closing purchase transactions to terminate its options positions. No assurance can be given that such closing transactions can be effected or as to the degree of correlation between price movements in the options on interest-rate futures and price movements in the Funds' portfolio securities which are the subject of the transaction.

     The Funds may take advantage of opportunities in the areas of options and futures contracts and options on futures contracts and any other derivative investments which are not presently contemplated for use by the Fund or which are not currently available but which may be developed, to the extent such opportunities are both consistent with each Fund's investment objective and legally permissible for the Fund. Before entering into such transactions or making any such investment, the Fund would provide appropriate disclosure in its Prospectus or this SAI.

     Interest-Rate and Index Swaps. The Funds may enter into interest-rate and index swaps in pursuit of its investment objectives. Interest-rate swaps involve the exchange by a Fund with another party of their commitments to pay or receive interest (for example, an exchange of floating-rate payments for fixed-rate payments). Index swaps involve the exchange by the Fund with another party of cash flows based upon the performance of an index of securities or a portion of an index of securities that usually include dividends or income. In each case, the exchange commitments can involve payments to be made in the same currency or in different currencies. A Fund will usually enter into swaps on a net basis. In so doing, the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. If the Fund enters into a swap, it will maintain a segregated account on a gross basis, unless the contract provides for a segregated account on a net basis. If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction.

     The use of interest-rate and index swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio security transactions. There is no limit, except as provided below, on the amount of swap transactions that may be entered into by the Funds. These transactions generally do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to swaps generally is limited to the net amount of payments that the Fund is contractually obligated to make. There is also a risk of a default by the other party to a swap, in which case a Fund may not receive net amount of payments that such Fund contractually is entitled to receive.

     Illiquid Securities
     -------------------

     The Funds may invest in securities not registered under the Securities Act of 1933, as amended (the "1933 Act") and other securities subject to legal or other restrictions on resale. Because such securities may be less liquid than other investments, they may be difficult to sell promptly at an acceptable price. Delay or difficulty in selling securities may result in a loss or be costly to a Fund.

     Loans of Portfolio Securities
     -----------------------------

     Each Fund may lend its portfolio securities pursuant to guidelines approved by the Board of Trustees of the Trust to brokers, dealers and financial institutions, provided: (1) the loan is secured continuously by collateral consisting of cash, securities of the U.S. Government, its agencies or instrumentalities, or an irrevocable letter of credit issued by a bank organized under the laws of the United States, organized under the laws of a State, or a foreign bank that has filed an agreement with the Federal Reserve Board to comply with the same rules and regulations applicable to U.S. banks in securities credit transactions, and such collateral being maintained on a daily marked-to-market basis in an amount at least equal to the current market value of the securities loaned plus any accrued interest or dividends; (2) the Fund may at any time call the loan and obtain the return of the securities loaned upon sufficient prior notification; (3) the Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed the limits established by the 1940 Act.

     A Fund will earn income for lending its securities because cash collateral pursuant to these loans will be invested subject to the investment objectives, principal investment strategies and policies of the Fund. In connection with lending securities, a Fund may pay reasonable finders, administrative and custodial fees. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to provide additional collateral. In either case, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. Although voting rights, or rights to consent, attendant to securities on loan pass to the borrower, such loans may be called at any time and will be called so that the securities may be voted by a Fund if a material event affecting the investment is to occur. A Fund may pay a portion of the interest or fees earned from securities lending to a borrower or securities lending agent. Borrowers and placing brokers may not be affiliated, directly or indirectly, with the Trust, the Adviser, or the Distributor.

     Wells Fargo Bank Minnesota, N.A. ("Wells Fargo Bank MN"), a custodian of Fund assets, acts as Securities Lending Agent for the Funds, subject to the overall supervision of the Funds' investment adviser. Pursuant to an exemptive order granted by the SEC, Wells Fargo Bank MN is entitled to receive a portion of the revenues generated by securities lending activities as compensation for its services in this regard.

     Money Market Instruments
     ------------------------

     The Funds may invest in the following types of high quality money market instruments that have remaining maturities not exceeding one year: (i) U.S. Government obligations; (ii) negotiable certificates of deposit, bankers' acceptances and fixed time deposits and other obligations of domestic banks (including foreign branches) that have more than $1 billion in total assets at the time of investment and are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the FDIC; (iii) commercial paper rated at the date of purchase "Prime-1" by Moody's or "A-1" or "A-1--" by S&P, or, if unrated, of comparable quality as determined by the adviser; and (iv) repurchase agreements. The Funds also may invest in short-term U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that at the time of investment: (i) have more than $10 billion, or the equivalent in other currencies, in total assets; (ii) are among the 75 largest foreign banks in the world as determined on the basis of assets; (iii) have branches or agencies in the United States; and (iv) in the opinion of the adviser, are of comparable quality to obligations of U.S. banks which may be purchased by the Funds.

     Mortgage-Related Securities
     ---------------------------

     The Funds may invest in mortgage-related securities. Mortgage pass-through securities are securities representing interests in "pools" of mortgages in which payments of both interest and principal on the securities are made monthly, in effect "passing through" monthly payments made by the individual borrowers on the residential mortgage loans which underlie the securities (net of fees paid to the issuer or guarantor of the securities). Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government or its agencies or instrumentalities.
Mortgage pass-through securities created by non-government issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance, and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers.

     Prepayment and Extension Risk. The stated maturities of mortgage-related securities may be shortened by unscheduled prepayments of principal on the underlying mortgages, or extended in rising interest rate environments. Therefore, it is not possible to predict accurately the average maturity of a particular mortgage-related security . Variations in the maturities of mortgage-related securities will affect the yield of the Fund. Rates of repayment of principal on mortgage-related securities that are higher or lower than expected may expose a Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, in the event of prepayment the value of the premium would be lost. Like other fixed-income securities, when interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities.

     Collateralized Mortgage Obligations ("CMOs") and Adjustable Rate Mortgages ("ARMs"). The Funds may also invest in investment grade CMOs. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by the Government National Mortgage Association ("GNMA"), the Federal Home Loan Mortgage Corporation ("FHLMC") or Federal National Mortgage Association ("FNMA"). CMOs are structured into multiple classes, with each class bearing a different stated maturity. Payments of principal, including prepayments, are first returned to investors holding the shortest maturity class; investors holding the longer maturity classes receive principal only after the first class has been retired. As new types of mortgage-related securities are developed and offered to investors, the Adviser will, consistent with the Fund's investment objective, policies and quality standards, consider making investments in such new types of mortgage-related securities.

     The Funds each may invest in ARMs issued or guaranteed by the GNMA, FNMA or the FHLMC. The full and timely payment of principal and interest on GNMA ARMs is guaranteed by GNMA and backed by the full faith and credit of the U.S. Government. FNMA also guarantees full and timely payment of both interest and principal, while FHLMC guarantees full and timely payment of interest and ultimate payment of principal. FNMA and FHLMC ARMs are not backed by the full faith and credit of the United States. However, because FNMA and FHLMC are government-sponsored enterprises, these securities are generally considered to be high quality investments that present minimal credit risks. The yields provided by these ARMs have historically exceeded the yields on other types of U.S. Government securities with comparable maturities, although there can be no assurance that this historical performance will continue.

     The mortgages underlying ARMs guaranteed by GNMA are typically insured or guaranteed by the Federal Housing Administration, the Veterans Administration or the Farmers Home Administration, while those underlying ARMs issued by FNMA or FHLMC are typically conventional residential mortgages which are not so insured or guaranteed, but which conform to specific underwriting, size and maturity standards.

     The interest rates on the mortgages underlying the ARMs and some of the CMOs in which the Funds may invest generally are readjusted at periodic intervals ranging from one year or less to several years in response to changes in a predetermined commonly-recognized interest rate index. The adjustable rate feature should reduce, but will not eliminate, price fluctuations in such securities, particularly when market interest rates fluctuate. The NAV of a Funds' shares may fluctuate to the extent interest rates on underlying mortgages differ from prevailing market interest rates during interim periods between interest rate reset dates. Accordingly, investors could experience some loss if they redeem their shares of a Fund or if the Funds sells these portfolio securities before the interest rates on the underlying mortgages are adjusted to reflect prevailing market interest rates. The holder of ARMs and CMOs are also subject to repayment risk.

     The Funds will not invest in CMOs that, at the time of purchase, are "high-risk mortgage securities" as defined in the then current Federal Financial Institutions Examination Council Supervisory Policy Statement on Securities Activities. High-risk mortgage securities are generally those with long durations or those which are likely to be more sensitive to interest-rate fluctuations.

     Other Investment Companies
     --------------------------

     The Funds may invest in shares of other open-end management investment companies, up to the limits prescribed in Section 12(d) of the 1940 Act. Currently, under the 1940 Act, a Fund that invests directly in a portfolio of securities is limited to, subject to certain exceptions, (i) 3% of the total voting stock of any one investment company, (ii) 5% of such Fund's total assets with respect to any one investment company and (iii) 10% of such Fund's total assets. Gateway funds, whose policies are to invest some or all of their assets in the securities of one or more open-end management investment companies, are excepted from these limitations. Other investment companies in which the Funds invest can be expected to charge fees for operating expenses, such as investment advisory and administration fees, that would be in addition to those charged by the Funds.

     Participation Interests
     -----------------------

     Each Fund may purchase participation interests in loans or instruments in which the Fund may invest directly that are owned by banks or other institutions. A participation interest gives a Fund an undivided proportionate interest in a loan or instrument. Participation interests may carry a demand feature permitting the holder to tender the interests back to the bank or other institution. Participation interests, however, do not provide the Fund with any right to enforce compliance by the borrower, nor any rights of set-off against the borrower and the Fund may not directly benefit from any collateral supporting the loan in which it purchased a participation interest. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation interest.

     Pass-Through Obligations
     ------------------------

     The Funds may invest in pass-through obligations that are supported by the full faith and credit of the U.S. Government (such as those issued by the GNMA) or those that are guaranteed by an agency or instrumentality of the U.S. Government or government-sponsored enterprise (such as FNMA or FHLMC) or bonds collateralized by any of the foregoing.

     Privately Issued Securities
     ---------------------------

     The Funds may invest in privately issued securities, including those which may be resold only in accordance with Rule 144A under the Securities Act of 1933 ("Rule 144A Securities"). Rule 144A Securities are restricted securities that are not publicly traded. Accordingly, the liquidity of the market for specific Rule 144A Securities may vary. Delay or difficulty in selling such securities may result in a loss to a Fund. Privately issued or Rule 144A securities that are determined by the investment adviser to be "illiquid" are subject to the Funds' policy of not investing more than 15% of its net assets in illiquid securities. The Adviser, under guidelines approved by Board of Trustees of the Company, will evaluate the liquidity characteristics of each Rule 144A Security proposed for purchase by a Fund on a case-by-case basis and will consider the following factors, among others, in their evaluation: (1) the frequency of trades and quotes for the Rule 144A Security; (2) the number of dealers willing to purchase or sell the Rule 144A Security and the number of other potential purchasers; (3) dealer undertakings to make a market in the Rule 144A Security; and (4) the nature of the Rule 144A Security and the nature of the marketplace trades (e.g., the time needed to dispose of the Rule 144A Security, the method of soliciting offers and the mechanics of transfer).

     Repurchase Agreements.  Each Fund may enter into repurchase agreements,
     ---------------------
wherein the seller of a security to a Fund agrees to repurchase that security from a Fund at a mutually agreed upon time and price. All repurchase agreements will be fully "collaterized," as defined in or under the 1940 Act. A Fund may enter into repurchase agreements only with respect to securities that could otherwise be purchased by such Fund. All repurchase agreements will be fully collateralized at 102% based on values that are marked to market daily. The maturities of the underlying securities in a repurchase agreement transaction may be greater than twelve months, although the maximum term of a repurchase agreement will always be less than twelve months. If the seller defaults and the value of the underlying securities has declined, a Fund may incur a loss.
In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, the Funds' disposition of the security may be delayed or limited.

     A Fund may not enter into a repurchase agreement with a maturity of more than seven days, if, as a result, more than 15% of the market value of such Fund's net assets would be invested in repurchase agreements with maturities of more than seven days and illiquid securities. A Fund will only enter into repurchase agreements with primary broker/dealers and commercial banks that meet guidelines established by the Board of Trustees and that are not affiliated with the investment adviser. The Funds may participate in pooled repurchase agreement transactions with other funds advised by the Adviser.

     Reverse Repurchase Agreements
     -----------------------------

     The Funds may enter into reverse repurchase agreements (an agreement under which a Fund sells its portfolio securities and agrees to repurchase them at an agreed-upon date and price). At the time a Fund enters into a reverse repurchase agreement it will place in a segregated custodial account liquid assets such as U.S. Government securities or other liquid high-grade debt securities having a value equal to or greater than the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that such value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Funds may decline below the price at which the Funds are obligated to repurchase the securities. Reverse repurchase agreements may be viewed as a form of borrowing.

     Stripped Obligations
     --------------------

     The Funds may purchase Treasury receipts, securities of government-sponsored enterprises (GSEs), and other "stripped" securities that evidence ownership in either the future interest payments or the future principal payments on U.S. Government and other obligations. The stripped securities the Funds may purchase are issued by the U.S. Government (or a U.S. Government agency or instrumentality) or by private issuers such as banks, corporations and other institutions at a discount to their face value. The Funds will not purchase stripped mortgage-backed securities ("SMBS"). The stripped securities purchased by the Funds generally are structured to make a lump-sum payment at maturity and do not make periodic payments of principal or interest. Hence, the duration of these securities tends to be longer and they are therefore more sensitive to interest rate fluctuations than similar securities that offer periodic payments over time. The stripped securities purchased by the Funds are not subject to prepayment or extension risk.

     The Funds may purchase participations in trusts that hold U.S. Treasury securities (such as TIGRs and CATS) or other obligations where the trust participations evidence ownership in either the future interest payments or the future principal payments on the obligations. These participations are normally issued at a discount to their "face value," and can exhibit greater price volatility than ordinary debt securities because of the way in which their principal and interest are returned to investors. Investments by the Funds in such participations will not exceed 5% of the value of the Funds' total assets.

     Swaps, Caps, Floors and Collars
     -------------------------------

     A Fund may enter into interest rate, currency and mortgage (or other asset) swaps, and may purchase and sell interest rate "caps," "floors" and "collars." Interest rate swaps involve the exchange by a Fund and a counterparty of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments). Mortgage swaps are similar to interest rate swap agreements, except that the contractually-based principal amount (the "notional principal amount") is tied to a reference pool of mortgages. Currency swaps' notional principal amount is tied to one or more currencies, and the exchange commitments can involve payments in the same or different currencies. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on the notional principal amount from the party selling the cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined value, to receive payments on a notional principal amount from the party selling the floor. A collar entitles the purchaser to receive payments to the extent a specified interest rate falls outside an agreed range.

     Unrated Investments
     -------------------

     The Funds may purchase instruments that are not rated if, in the opinion of the Adviser, such obligations are of investment quality comparable to other rated investments that are permitted to be purchased by such Fund. After purchase by a Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by such Fund. Neither event will require a sale of such security by such Fund. To the extent the ratings given by Moody's or S&P may change as a result of changes in such organizations or their rating systems, each Fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in its Prospectus and in this SAI. The ratings of Moody's and S&P are more fully described in the Appendix.

     U.S. Government Obligations
     ---------------------------

     The Funds may invest in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government Obligations"). Payment of principal and interest on U.S. Government Obligations (i) may be backed by the full faith and credit of the United States (as with U.S. Treasury bills and GNMA certificates) or (ii) may be backed solely by the issuing or guaranteeing agency or instrumentality itself (as with FNMA notes). In the latter case investors must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government will provide financial support to its agencies or instrumentalities where it is not obligated to do so. In addition, U.S. Government Obligations are subject to fluctuations in market value due to fluctuations in market interest rates. As a general matter, the value of debt instruments, including U.S. Government Obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government Obligations are subject to fluctuations in yield or value due to their structure or contract terms.

     Warrants
     --------

     The Funds each may invest in warrants (other than those that have been acquired in units or attached to other securities). Warrants represent rights to purchase securities at a specific price valid for a specific period of time. The price of warrants do not necessarily correlate with the prices of the underlying securities.

     Zero Coupon Bonds
     -----------------

     The Funds may invest in zero coupon bonds. Zero coupon bonds are securities that make no periodic interest payments, but are instead sold at discounts from face value. The buyer of such a bond receives the rate of return by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. Because zero coupon bonds bear no interest, they are more sensitive to interest-rate changes and are therefore more volatile. When interest rates rise, the discount to face value of the security deepens and the securities decrease more rapidly in value, when interest rates fall, zero coupon securities rise more rapidly in value because the bonds carry fixed interest rates that become more attractive in a falling interest rate environment.

     Nationally Recognized Statistical Ratings Organizations
     -------------------------------------------------------

     The ratings of Moody's, S&P, Duff & Phelps Credit Rating Co., Fitch Investors Service, Inc., Thomson Bank Watch and IBCA Inc. represent their opinions as to the quality of debt securities. It should be emphasized, however, that ratings are general and not absolute standards of quality, and debt securities with the same maturity, interest rate and rating may have different yields while debt securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to purchase by the Funds, an issue of debt securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Funds. The adviser will consider such an event in determining whether the Fund involved should continue to hold the obligation.

                                  MANAGEMENT

     The following information supplements, and should be read in conjunction with, the section in each Prospectus entitled "Organization and Management of the Funds." The principal occupations during the past five years of the Trustees and principal executive Officers of the Trust are listed below. The address of each, unless otherwise indicated, is 525 Market Street, 12th Floor, San Francisco, CA 94105. Trustees deemed to be "interested persons" of the Trust for purposes of the 1940 Act are indicated by an asterisk.

                                                           Principal Occupations
Name, Age and Address                  Position            During Past 5 Years
---------------------                  --------            -------------------
*Robert C. Brown, 70                   Trustee             Director, Federal Farm Credit Banks Funding
                                                           Corporation and Farm Credit System Financial
                                                           Assistance Corporation since February 1993.

Thomas S. Goho, 59                     Trustee             Business Associate Professor, Wake Forest
                                                           University, Calloway School of Business and
                                                           Accountancy since 1994.

Peter G. Gordon, 59                    Trustee             Chairman and Co-Founder of Crystal Geyser
                                                           Water Company and President of Crystal Geyser
                                                           Roxane Water Company since 1977.

*W. Rodney Hughes, 75                  Trustee             Private Investor.

Richard M. Leach, 68                   Trustee             President of Richard M. Leach Associates (a
                                                           financial consulting firm) since 1992.

*J. Tucker Morse, 57                   Trustee             Private Investor/Real Estate Developer;
                                                           Chairman of Vault Holdings, LLC.

Timothy J. Penny, 50                   Trustee             Senior Counselor to the public relations firm
                                                           of Himle-Horner since January 1995 and Senior
                                                           Fellow at the Humphrey Institute, Minneapolis,
                                                           Minnesota (a public policy organization) since
                                                           January 1995.

Donald C. Willeke, 61                  Trustee             Principal of the law firm of Willeke & Daniels.

Michael J. Hogan, 42                   President           Executive Vice President of Wells Fargo Bank,
                                                           N.A. since July 1999.  President of Wells
                                                           Fargo Funds Management, LLC since

                                                           Principal Occupations
Name, Age and Address                  Position            During Past 5 Years
---------------------                  --------            -------------------
                                                           March 2001. Senior Vice President of Wells
                                                           Fargo Bank, N.A. from April 1997 to May 1999.
                                                           Vice President of American Express Financial
                                                           Advisors from May 1996 to April 1997, and Director
                                                           of American Express Financial Advisors from March
                                                           1993 to May 1996.

Karla M. Rabusch, 42                   Treasurer           Senior Vice President of Wells Fargo Bank,
                                                           N.A., since May 2000.  Senior Vice-President
                                                           and Chief Administrative Officer of Wells
                                                           Fargo Funds Management, LLC since March 2001.
                                                           Vice President of Wells Fargo Bank, N.A. from
                                                           December 1997 to May 2000.  Prior thereto,
                                                           Director of Managed Assets Investment
                                                           Accounting of American Express Financial
                                                           Advisors from May 1994 to November 1997.

C. David Messman, 41                   Secretary           Vice President and Senior Counsel of Wells
                                                           Fargo Bank, N.A. since January 1996.  Vice
                                                           President and Secretary of Wells Fargo Funds
                                                           Management, LLC since March 2001.

     Each of the Trustees and Officers listed above act in the identical capacities for Wells Fargo Variable Trust ("Variable Trust") and Core Trust (including the Trust, collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Nominating Committees of the Trust, and of each other trust in the Fund Complex.

     Each Trustee receives an annual retainer (payable quarterly) of $40,000 from the Fund Complex, and also receives a combined fee of $1,000 for attendance at Fund Complex Board meetings, and a combined fee of $250 for attendance at committee meetings. If a committee meeting is held absent a full Board meeting, each attending Trustee will receive a $1,000 combined fee. These fees apply equally for in-person or telephonic meetings, and Trustees are reimbursed for all out-of-pocket expenses related to attending meetings. The Trustees do not receive any retirement benefits or deferred compensation from the Trust or an other member of the Fund Complex. The Trust's officers are not compensated by the Trust for their services. For the year ended September 30, 2001, the Trustees received the following compensation.

                            Compensation Table
                      Year Ended September 30, 2001
                      -----------------------------

             Trustee                            Compensation
             -------                            ------------

             Robert C. Brown                    $58,936
             Donald H. Burkhardt*               $13,162

            Jack S. Euphrat*                        $12,444
            Thomas S. Goho                          $64,016
            Peter G. Gordon                         $58,417
            W. Rodney Hughes                        $56,716
            Richard M. Leach                        $65,163
            J. Tucker Morse                         $63,470
            Timothy J. Penny                        $58,639
            Donald C. Willeke                       $60,688

    ____________________________
    *Retired as of 12/31/00


     As of the date of this SAI, Trustees and Officers of the Trust as a group beneficially owned less than 1% of the outstanding shares of the Trust.

     Investment Adviser.  Wells Fargo Funds Management, LLC ("Funds Management"
     ------------------
or "Adviser") assumed investment advisory responsibilities for each of the Funds on March 1, 2001. For providing these services, Funds Management is entitled to receive fees at the same annual rates as were applicable under the advisory contract with Wells Fargo Bank, that are described below. Funds Management, an indirect wholly-owned subsidiary of Wells Fargo & Company and an affiliate of Wells Fargo Bank, was created in early 2001 to succeed to the mutual fund advisory responsibilities of Wells Fargo Bank. The Funds' Adviser is responsible for developing the investment policies and guidelines for the Funds, and for supervising the sub-advisers who are responsible for the day-to-day portfolio management of the Funds.

     The Funds operate under two types of advisory arrangements: (i) stand-alone Funds with an investment adviser and sub-adviser; and (ii) gateway blended Funds that invest in two or more core portfolios and have both active and dormant advisory arrangements at the gateway level.

     As compensation for its advisory services for the following stand-alone Funds, Funds Management is entitled to receive a monthly fee at the annual rates indicated below of each Fund's average daily net assets:

                                                 Annual Rate
Stand-Alone Funds                      (as a percentage of net assets)
-----------------                       -----------------------------
Asset Allocation                                   0.80%
Index Allocation                                   0.80%

     As described in the second category above, the following gateway blended Funds invest their respective assets in two or more core portfolios of Core Trust. For the Funds, Funds Management determines the core portfolios of Core Trust in which each gateway blended Fund invests and the percentage allocation that each gateway blended Fund would make to each core portfolio. For these asset allocation services, Funds Management is entitled to receive a fee as indicated in the chart below. In order to preserve flexibility to convert to stand-alone Funds with a direct advisory relationship, the Funds have entered into a "dormant" advisory arrangement with Funds Management. In the event that a Fund coverts to a stand-alone Fund, Funds Management will be entitled to receive a fee that mirrors the core level dormant advisory fee indicated below.

                                -              Advisory Fees                      Core Level
Gateway Blended Funds                 (Maximum Asset Allocation Fees)      Dormant Advisory Fees*
---------------------                 -------------------------------      ----------------------
Growth Balanced                                      0.25%                        0.65%
Moderate Balanced                                    0.25%                        0.60%
Strategic Growth Allocation                          0.25%                        0.72%
Strategic Income                                     0.25%                        0.52%

_________________
* Because the gateway blended Funds invest in two or more Core Trust portfolios with varying advisory fees, the dormant advisory fees are based on a formula that reflects a blended fee rate.

     As discussed in the "Historical Fund Information" section, the Funds were created as part of the reorganization of the Stagecoach and Norwest Funds. Therefore, the information shown below concerning the dollar amount of advisory (and other) fees paid shows the dollar amount of fees paid to either Wells Fargo Bank/Funds Management or NIM by the predecessor portfolio that is considered the surviving entity for accounting purposes.

                            FORMER STAGECOACH FUNDS

     Asset Allocation and Index Allocation Funds.  For the periods indicated
     -------------------------------------------
below, the Funds and their predecessor portfolios paid Wells Fargo Bank/Funds Management the following advisory fees and Wells Fargo Bank/Funds Management waived the indicated amounts:

                                                  Year Ended                               Year Ended
            Fund                                    9/30/01                                  9/30/00
            ----                                    -------                                  -------
                                      Fees Paid               Fees Waived         Fees Paid            Fees Waived
                                      ---------               -----------        ----------            -----------
Asset Allocation                     $10,738,878              $3,566,627         $10,651,096           $3,915,450
Index Allocation                     $ 1,247,165              $   37,500         $ 1,493,394           $  127,725

                                                  Seven-Month                               Eleven-Month
                                                  Period Ended                              Period Ended
            Fund                                     9/30/99                                   2/28/99
            ----                                     -------                                   -------

                                        Fees Paid               Fees Waived         Fees Paid             Fees Waived
                                        ---------               -----------         ---------             -----------
Asset Allocation                        $3,717,689                $126,201          $5,217,515                 $  0
Index Allocation                        $  785,748                $  1,855          $1,007,592                 $846

                              FORMER NORWEST FUNDS

     Growth Balanced, Moderate Balanced, Strategic Growth Allocation, and
     --------------------------------------------------------------------
Strategic Income Funds.  For the periods indicated below, the Funds and their
----------------------
predecessor portfolios paid to Wells Fargo Bank/Funds Management and NIM the following advisory fees and Wells Fargo Bank/Funds Management and NIM waived the indicated amounts:

                                                             Year Ended                   Year Ended
                                                               9/30/01                      9/30/00
                                                               -------                      -------
                                                                       Fees                         Fees
                Fund                                  Fees Paid       Waived       Fees Paid       Waived
                ----                                  ---------       ------       ---------      --------
       Growth Balanced Fund                           $2,259,371     $724,893      $1,902,372     $653,468
       Moderate Balanced Fund                         $1,070,834     $302,550      $  973,482     $353,955
       Strategic Growth Allocation Fund               $  191,792     $ 34,060      $   72,251     $119,312
       Strategic Income Fund                          $  415,248     $315,305      $  339,599     $308,513

                                                             Four-Month
                                                            Period Ended                 Year Ended
                                                               9/30/99                     5/31/99
                                                               -------                     -------
                                                                      Fees                          Fees
                Fund                                  Fees Paid      Waived        Fees Paid       Waived
                ----                                  ---------      ------        ---------       ------
       Growth Balanced Fund                           $681,510       $82,351       $1,031,110     $823,243
       Moderate Balanced Fund                         $410,343       $48,200       $  688,734     $538,523
       Strategic Growth Allocation Fund               $ 43,557       $ 4,741       $        0     $ 41,549
       Strategic Income Fund                          $194,175       $29,856       $  274,298     $357,651

     General.  Each Fund's Advisory Contract will continue in effect for more
     -------
than two years from the effective date provided the continuance is approved annually (i) by the holders of a majority of the respective Fund's outstanding voting securities or by the Trust's Board of Trustees and (ii) by a majority of the Trustees of the Trust who are not parties to the Advisory Contract or "interested persons" (as defined in the 1940 Act) of any such party. A Fund's Advisory Contract may be terminated on 60 days' written notice by either party and will terminate automatically if assigned.

Investment Sub-Advisers.
------------------------

     Funds Management has engaged WCM to serve as investment sub-adviser to the Funds. Subject to the direction of the Trusts' Board of Trustees and the overall supervision and control of Funds Management and the Trusts, WCM makes recommendations regarding the investment and reinvestment of the Funds' assets. The Sub-Adviser furnishes to Funds Management periodic reports on the investment activity and performance of the Funds. The Sub-Adviser also furnishes such additional reports and information as Funds Management and the Trusts' Board of Trustees and officers may reasonably request. Funds Management may, from time to time and in its sole discretion, allocate and reallocate services provided by and fees paid to WCM.

     For providing investment sub-advisory services to the Funds, WCM is entitled to receive an annual fee of 0.05% of the average daily net assets of the Fund, which is paid from the fees Funds Management is entitled to receive as Adviser.

     Asset Allocation and Index Allocation Funds.  Funds Management has engaged
     -------------------------------------------
BGFA to serve as investment sub-adviser to the Asset Allocation and Index Allocation Funds. Subject to the direction of the Trust's Board of Trustees and the overall supervision and control of Funds Management and the Trust, BGFA makes recommendations regarding the investment and reinvestment of the Funds' assets. BGFA is responsible for implementing and monitoring the performance of the proprietary investment models employed with respect to a Fund. BGFA furnishes to Funds Management periodic reports on the investment activity and performance of the Funds. BGFA also furnishes such additional reports and information as Funds Management and the Trust's Board of Trustees and officers may reasonably request.

     As compensation for its sub-advisory services, BGFA is entitled to receive a monthly fee equal to an annual rate of 0.15% of the first $900 million of the Asset Allocation and Index Allocation Funds' average daily net assets and 0.10% of each Fund's net assets over $900 million. These fees may be paid by Funds Management or directly by the Fund. If the sub-advisory fee is paid directly by the Fund, the compensation paid to Funds Management for advisory fees will be reduced accordingly.

Investment Sub-Advisers - Core Portfolios.
------------------------------------------

     Growth Balanced, Moderate Balanced, Strategic Growth Allocation and
     -------------------------------------------------------------------
Strategic Income Funds.  Funds Management has engaged Cadence Capital Management
----------------------
("Cadence"), Galliard Capital Management ("Galliard"), Peregrine Capital Management, Inc. ("Peregrine"), Schroder Investment Management, North America ("Schroder"), Smith Asset Management Group ("Smith"), and WCM to serve as investment sub-advisers to the core portfolios of Core Trust in which the gateway blended and gateway feeder Funds invest, as listed in the chart below (collectively, the "Sub-Advisers"). Subject to the direction of the Trust's Board of Trustees and the overall supervision and control of Funds Management and the Trust, the Sub-Advisers make recommendations regarding the investment and reinvestment of the Funds' assets. The Sub-Advisers furnish to Funds Management periodic reports on the investment activity and performance of the Funds. The Sub-Advisers also furnish such additional reports and information as Funds Management and the Trust's Board of Trustees and officers may reasonably request.

     As compensation for sub-advisory services, Cadence, Galliard, Peregrine, Schroder, Smith, and WCM are each entitled to receive the following fees:


      -----------------------------------------------------------

        Core Portfolio        Sub-Adviser                Fees
      -----------------------------------------------------------
      Disciplined Growth         Smith              0-175M  0.35%
                                                  175-225M  0.00%
                                                  225-500M  0.25%
                                         greater than 500M  0.20%
      -----------------------------------------------------------
      Equity Income               WCM               0-200M  0.25%
                                                  200-400M  0.20%
                                         greater than 400M  0.15%
      -----------------------------------------------------------

      -----------------------------------------------------------------------
          Core Portfolio         Sub-Adviser                    Fees
      -----------------------------------------------------------------------
      Index                      WCM                          0-200M  0.02%
                                                   greater than 200M  0.01%
      -----------------------------------------------------------------------
      International              Schroder                     0-100M  0.45%
                                                            100-200M  0.35%
                                                            200-600M  0.20%
                                                   greater than 600M  0.185%
      -----------------------------------------------------------------------
      International Equity       WCM                          0-200M  0.35%
                                                   greater than 200M  0.25%
      -----------------------------------------------------------------------
      Large Cap Appreciation     Cadence                      0-250M  0.30%
                                                            250-500M  0.20%
                                                      500M-1 billion  0.15%
                                              greater than 1 billion  0.10%
      -----------------------------------------------------------------------
      Large Company Growth       Peregrine                     0-25M  0.75%
                                                              25-50M  0.60%
                                                             50-275M  0.50%
                                                   greater than 275M  0.30%
      -----------------------------------------------------------------------
      Managed Fixed Income       Galliard                     0-500M  0.10%
                                                           500-1500M  0.05%
                                                  greater than 1500M  0.03%
      -----------------------------------------------------------------------
      Tactical Maturity Bond     Peregrine                     0-10M  0.40%
                                                              10-25M  0.30%
                                                             25-300M  0.20%
                                                   greater than 300M  0.10%
      -----------------------------------------------------------------------
      Small Cap Index            WCM                          0-200M  0.02%
                                                   greater than 200M  0.01%
      -----------------------------------------------------------------------
      Small Cap Value            Smith                        0-110M  0.45%
                                                            110-150M  0.00%
                                                            150-300M  0.30%
                                                   greater than 300M  0.25%
      -----------------------------------------------------------------------
      Small Company Growth       Peregrine                     0-50M  0.90%
                                                             50-180M  0.75%
                                                            180-340M  0.65%
                                                            340-685M  0.50%
                                                            685-735M  0.52%
                                                   greater than 735M  0.55%
      -----------------------------------------------------------------------
      Small Company Value        Peregrine                    0-175M  0.50%
                                                   greater than 175M  0.75%
      -----------------------------------------------------------------------
      Stable Income              Galliard                     0-500M  0.10%
                                                           500-1500M  0.05%
                                                  greater than 1500M  0.03%
      -----------------------------------------------------------------------
      Strategic Value Bond       Galliard                     0-500M  0.10%
                                                           500-1500M  0.05%
                                                  greater than 1500M  0.03%
      -----------------------------------------------------------------------

     Similar to the "dormant" investment advisory arrangement with Funds Management, each Fund has a dormant sub-advisory arrangement with some or all of the sub-advisers that sub-advise the core portfolios in which the Funds invest. Under such an arrangement, a sub-adviser receives no sub-advisory fee as long as a gateway fund invests all (or substantially all) of its assets in one or more core portfolios. In the event that a gateway fund redeems its assets from a core portfolio and invests them directly using the sub-adviser, the sub-adviser would be entitled to receive a sub-advisory fee at the same rate the sub-adviser received from the core portfolio for investing the portion of the gateway fund's assets formerly invested in the core portfolio. The sub-adviser would be compensated for its services by Funds Management from the advisory fees Funds Management receives for its services.

     As discussed in the "Historical Fund Information" section, the Funds were created as part of the reorganization of the Stagecoach, Stagecoach Trust and Norwest Funds. Therefore, the information shown below concerning the dollar amount of sub-advisory (and other) fees paid shows the dollar amount of fees paid to sub-advisers by the predecessor portfolio that is considered the surviving entity for accounting purposes.

     The predecessor Stagecoach Asset Allocation and Index Allocation Funds were also sub-advised by Barclays Global Fund Advisors, N.A. ("BGFA"), and from October 30, 1997 to November 5, 1999, BGFA was entitled to receive a monthly fee equal to an annual rate of 0.20% of the first $500 million of the Funds' average daily net assets, 0.15% of the next $500 million of the Funds' net assets, and 0.10% of net assets over $1 billion.

     For the periods indicated below, Wells Fargo Bank/Funds Management paid to BGFA the following sub-advisory fees, without waivers:

                                                 Year Ended              Year Ended
                   Fund                           9/30/01                 9/30/00
                   ----                            -------                -------
       Asset Allocation                          $2,243,869              $2,373,586
       Index Allocation                          $  241,539              $  310,584

                                                 Seven-Month            Eleven-Month
                                                 Period Ended           Period Ended
                   Fund                           9/30/99                 2/28/99
                   ----                           -------                 -------
       Asset Allocation/1/                        $1,349,888             $1,912,713
       Index Allocation                           $  167,788             $  213,662

________________

/1/ For the Asset Allocation Fund, these amounts reflect amounts paid by the corresponding Master Portfolio.

     Administrator.
     -------------

     The Trust has retained Funds Management as Administrator on behalf of each Fund. Under the Administration Agreement between Funds Management and the Trust, Funds Management shall provide as administration services, among other things: (i) general supervision of the Funds' operations, including coordination of the services performed by each Fund's Adviser, transfer agent, custodian, shareholder servicing agent(s), independent auditors and legal counsel, regulatory compliance, including the compilation of information for documents such as reports to, and filings with, the SEC and state securities commissions; and preparation of proxy statements and shareholder reports for each Fund; and (ii) general supervision relative to the compilation of data required for the preparation of periodic reports distributed to the Trust's officers and Board of Trustees. Funds Management also furnishes office space and certain facilities required for conducting the Funds' business together with ordinary clerical and bookkeeping services. The Administrator is entitled to receive an annual fee of up to 0.15% of each Fund's average daily net assets.

     As discussed in the "Historical Fund Information" section, the Funds were created as part of the reorganization of the Stagecoach and Norwest Funds, therefore, the information shown below concerning the dollar amounts of administration fees paid shows the dollar amount of fees paid administrators by the predecessor portfolio that is considered the surviving entity for accounting purposes.

     The predecessor Stagecoach Funds had retained Wells Fargo Bank as administrator and Stephens as co-administrator on behalf of each Fund. Wells Fargo Bank and Stephens were entitled to receive a monthly fee of 0.03% and 0.04%, respectively, of the average daily net assets of each Fund.

     Asset Allocation and Index Allocation Funds.  In April 1999, the Board of
     -------------------------------------------
Directors approved Wells Fargo Bank as sole administrator in connection with other service provider changes. For the five-month period ended September 30, 1999, the Funds paid Wells Fargo Bank $1,51,958 in administration fees. For the two-month period ended April 30, 1999, the Funds paid Wells Fargo Bank $135,985 in administration fees and paid Stephens $201,988 in co-administration fees.

     For the periods indicated below, the Asset Allocation and Index Allocation Funds and their predecessor portfolios paid the following dollar amounts to Wells Fargo Bank/Funds Management and Stephens for administration and co-administration fees:

                                Year Ended         Year Ended
                                  9/30/01          9/30/00/1/
                                  -------          ----------

                                   Wells
                                Fargo/Funds
               Fund                Mgmt.           Wells Fargo
               ----                -----           -----------
         Asset Allocation       $2,682,282         $ 2,895,051
         Index Allocation       $  240,875         $   307,794

                                           11-Month
                                         Period-Ended
                                           2/28/99
                                           --------

               Fund             Wells Fargo     Stephens       Total
               ----             -----------     --------       -----
         Asset Allocation        $454,632       $602,651     $1,057,283
         Index Allocation        $ 43,363       $ 57,481     $  100,844

__________________
/1/ For the time periods from March 1, 1998 through September 30, 1999, please refer to the discussion above for the amount of fees the Funds paid to Wells Fargo Bank and Stephens.

     Growth Balanced, Moderate Balanced, Strategic Growth Allocation and
     -------------------------------------------------------------------
Strategic Income Funds.  With respect to the predecessor Norwest Funds, Forum
----------------------
Financial Services, Inc. (and/or Forum Administrative Services, LLC (collectively, "Forum")) managed all aspects of the operation of the Funds.

     For the periods indicated below, the following Funds paid the following dollar amounts as administration fees and the administrator waived amounts as indicated:

                                                    Year Ended                          Year Ended
                                                      9/30/01                            9/30/00
                                                      -------                            -------
              Fund                                   Fees Paid                          Fees Paid
              ----                                   ---------                          ---------
    Growth Balanced Fund                             $1,790,575                         $1,435,207
    Moderate Balanced Fund                           $  824,030                         $  741,144
    Strategic Growth Allocation Fund                 $  135,511                         $  108,048
    Strategic Income Fund                            $  438,332                         $  361,092


                                                        Four-Month
                                                       Period Ended                        Year Ended
                                                          9/30/99                            5/31/99
                                                          -------                            -------
             Fund                                Fees Paid        Fees Waived       Fees Paid       Fees Waived
             ----                                ---------        -----------       ---------       -----------
    Growth Balanced Fund                            $919            $75,468          $58,339         $127,097
    Moderate Balanced Fund                          $  0            $45,854          $17,972         $104,728
    Strategic Growth Allocation Fund                $  0            $ 4,830          $ 2,281         $  1,874
    Strategic Income Fund                           $  0            $22,403          $ 8,542         $ 54,653


     Distributor.  Stephens Inc. ("Stephens," the "Distributor"), located at
     -----------
111 Center Street, Little Rock, Arkansas 72201, serves as Distributor for the Funds. The Funds listed below have adopted a distribution plan (a "Plan") under
Section 12(b) of the 1940 Act and Rule 12b-1 thereunder (the "Rule") for certain classes of their shares. The Plan was adopted by the Trust's Board of Trustees, including a majority of the Trustees who were not "interested persons" (as defined in the 1940 Act) of the Funds and who had no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan (the "Non-Interested Trustees").

     Under the Plan and pursuant to the related Distribution Agreement, the Class B and Class C shares of the Asset Allocation Fund, Growth Balanced Fund, and Index Allocation Fund pay Stephens an annual fee of 0.75% paid monthly based on the average daily net assets attributable to each Class as compensation for distribution related services or as reimbursement for distribution-related expenses.

     The actual fee payable to the Distributor by the above-indicated Funds and Classes is determined, within such limits, from time to time by mutual agreement between the Trust and the

Distributor and will not exceed the maximum sales charges payable by mutual funds sold by members of the National Association of Securities Dealers, Inc. ("NASD") under the Conduct Rules of the NASD. The Distributor may enter into selling agreements with one or more selling agents (which may include Wells Fargo Bank, Funds Management and their affiliates) under which such agents may receive compensation for distribution-related services from the Distributor, including, but not limited to, commissions or other payments to such agents based on the average daily net assets of Fund shares attributable to their customers. The Distributor may retain any portion of the total distribution fee payable thereunder to compensate it for distribution-related services provided by it or to reimburse it for other distribution-related expenses.

     The dollar amount of Rule 12b-1 fees paid to Stephens pursuant to each Fund's Rule 12b-1 Plan listed below for the fiscal year beginning October 1, 2000 and ended September 30, 2001 are as follows:

                                               Printing,                          Comp.
                                               Mailing &     Compensation to       to
       Fund            Total     Advertising   Prospectus      Underwriters      Br/Dlrs            Other*
       ----            -----     -----------   ----------      ------------      -------            -----
 Asset Allocation
   Class B           $4,102,185        $0           $0           $     0          $      0        $4,102,185
   Class C           $  259,979        $0           $0           $98,774          $161,205        $        0

Growth Balanced
   Class B           $  236,385        $0           $0           $     0          $      0        $  236,385
   Class C           $   65,514        $0           $0           $47,592          $ 17,922        $        0

Index Allocation
   Class B           $  188,813        $0           $0           $     0          $      0        $  188,813
   Class C           $  456,925        $0           $0           $70,272          $386,653        $        0

_________________________
* Stephens has entered into an arrangement whereby sales commissions payable to brokers/dealers with respect to sales of Class B shares of the Funds are financed by an unaffiliated third party lender. Under this financing arrangement, Stephens has assigned certain amounts that it is entitled to receive pursuant to the Distribution Plan to the third party lender, as reimbursement and consideration for these payments.

     General.  The Plan will continue in effect from year to year if such
     -------
continuance is approved by a majority vote of both the Trustees of the Trust and the Non-Interested Trustees. Any Distribution Agreement related to the Plan also must be approved by such vote of the Trustees and the Non-Interested Trustees. Such Agreement will terminate automatically if assigned, and may be terminated at any time, without payment of any penalty, by a vote of a majority of the outstanding voting securities of the relevant class of the Fund or by vote of a majority of the Non-Interested Trustees on not more than 60 days' written notice. The Plan may not be amended to increase materially the amounts payable thereunder without the approval of a majority of the outstanding voting securities of the Fund, and no material amendment to the Plan may be made except by a majority of both the Trustees of the Trust and the Non-Interested Trustees.

     The Plan provides that the Treasurer of the Trust shall provide to the Trustees, and the Trustees shall review, at least quarterly, a written report of the amounts expended (and purposes therefor) under the Plan. The Rule also requires that the selection and nomination of Trustees who are not "interested persons" of the Trust be made by such disinterested Trustees.

     Wells Fargo Bank and Funds Management, interested persons (as that term is defined in Section 2(a)(19) of the 1940 Act) of the Trust, act as selling agents for the Funds' shares pursuant to selling agreements with Stephens authorized under the Plan. As selling agents, Wells Fargo Bank and Funds Management have an indirect financial interest in the operation of the Plan. The Board of Trustees has concluded that the Plan is reasonably likely to benefit the Funds and their shareholders because the Plan authorizes the relationships with selling agents, including Wells Fargo Bank and Funds Management, that have previously developed distribution channels and relationships with the retail customers that the Funds are designed to serve. These relationships and distribution channels are believed by the Board to provide potential for increased Fund assets and ultimately corresponding economic efficiencies (i.e., lower per-share transaction costs and fixed expenses) that are generated by increased assets under management. In addition to payments received from the Funds, selling or servicing agents may receive significant additional payments directly from the Adviser, the Distributor, or their affiliates in connection with the sale of Fund shares.

     Shareholder Servicing Agent.  The Funds have approved a Shareholder
     -----------------------------
Servicing Plan and have entered into related Shareholder Servicing Agreements with financial institutions, including Wells Fargo Bank and Funds Management. Under the agreements, Shareholder Servicing Agents (including Wells Fargo Bank and Funds Management) agree to perform, as agents for their customers, administrative services, with respect to Fund shares, which include aggregating and transmitting shareholder orders for purchases, exchanges and redemptions; maintaining shareholder accounts and records; and providing such other related services as the Trust or a shareholder may reasonably request.

     For providing shareholder services, a Servicing Agent is entitled to a fee from the applicable Fund of up to 0.25% on an annualized basis, of the average daily net assets of the class of shares owned of record or beneficially by the customers of the Servicing Agent during the period for which payment is being made. The amounts payable under the Shareholder Servicing Plan and Agreements are shown in the table below. The Servicing Plan and related Shareholder Servicing Agreements were approved by the Trust's Board of Trustees and provide that a Fund shall not be obligated to make any payments under such Plan or related Agreements that exceed the maximum amounts payable under the Conduct Rules of the NASD.

     Fund                                                        Fee
     ----                                                        ---
     Asset Allocation
        Class A                                                  0.25%
        Class B                                                  0.25%
        Class C                                                  0.25%
        Institutional Class                                      0.10%

     Fund                                                        Fee
     ----                                                        ---
     Growth Balanced
        Class A                                                   0.25%
        Class B                                                   0.25%
        Class C                                                   0.25%
        Institutional Class                                       None

     Index Allocation
        Class A                                                   0.25%
        Class B                                                   0.25%
        Class C                                                   0.25%

     Moderate Balanced
        Institutional Class                                       None

     Strategic Growth Allocation
           Institutional                                          None

     Strategic Income
        Institutional Class                                       None

     General.  The Servicing Plan will continue in effect from year to year if
     -------
such continuance is approved by a majority vote of the Trustees of the Trust, and the Non-Interested Trustees. Any form of Servicing Agreement related to the Servicing Plan also must be approved by such vote of the Trustees and Non-Interested Trustees. Servicing Agreements may be terminated at any time, without payment of any penalty, by vote of a majority of the Board of Trustees, including a majority of the Non-Interested Trustees. No material amendment to the Servicing Plan or related Servicing Agreements may be made except by a majority of both the Trustees of the Trust and the Non-Interested Trustees.

     The Servicing Plan requires that the Administrator shall provide to the Trustees, and the Trustees shall review, at least quarterly, a written report of the amounts expended (and purposes therefor) under the Servicing Plan.

     Custodian.  Wells Fargo Bank Minnesota, N.A. ("Wells Fargo Bank MN" or
     ---------
"Custodian"), formerly known as Norwest Bank Minnesota, N.A., located at Norwest Center, 6th and Marquette, Minneapolis, Minnesota 55479, acts as Custodian for each Fund. The Custodian, among other things, maintains a custody account or accounts in the name of each Fund, receives and delivers all assets for each Fund upon purchase and upon sale or maturity, collects and receives all income and other payments and distributions on account of the assets of each Fund, and pays all expenses of each Fund. For its services as Custodian, Wells Fargo Bank MN is entitled to receive a fee of 0.02% of the average daily net assets of each Fund except for the Gateway Funds. The Gateway Funds are not charged a custody fee at the Gateway level provided that they invest in Core Trust Portfolios.

     Fund Accountant.  Forum Accounting Services, LLC ("Forum Accounting"),
     ---------------
located at Two Portland Square, Portland, Maine 04101, serves as Fund Accountant for the Funds. For its services as Fund Accountant, Forum Accounting is entitled to receive a monthly base fee per Fund ranging from $2,000 for gateway Funds up to $5,833 for Funds with significant holdings of asset-backed securities. In addition, each Fund pays a monthly fee of $1,000 per class, and Forum Accounting is entitled to receive a fee equal to 0.0025% of the average annual daily net assets of each Fund (excluding the net assets invested in core portfolios of Core Trust which pays Forum Accounting a similar fee).

     Transfer and Dividend Disbursing Agent.  Boston Financial Data Services,
     --------------------------------------
Inc. ("BFDS"), located at Two Heritage Drive, Quincy, Massachusetts 02171, acts as Transfer and Dividend Disbursing Agent for the Funds. For providing such services, BFDS is entitled to receive a per-account fee plus transaction fees and certain out-of-pocket costs. BFDS is also entitled to receive a complete base fee from all the Funds of the Trust, Core Trust and Variable Trust.

     Underwriting Commissions.  Stephens serves as the principal underwriter
     ------------------------
distributing securities of the Funds on a continuous basis. Stephens served as principal underwriter of the Stagecoach predecessor portfolios whereas Forum served as underwriter of the predecessor Norwest portfolios. For the Allocation Funds of the Trust for the fiscal year ended September 30, 2001, the aggregate dollar amount of underwriting commissions paid to Stephens was $3,175,539. Of this amount, Stephens retained $260,940. For the fiscal year ended September 30, 2000, the aggregate dollar amount of underwriting commissions paid to Stephens was $1,261,121. Of this amount, Stephens retained $189,513.

     For the period indicated below, the aggregate dollar amount of underwriting commissions paid to Stephens by the predecessor Stagecoach fund family and the amount retained by Stephens is as follows:


                               Year Ended
                                 9/30/99
                                ----------

                            Paid          Retained
                            ----          --------

                           $6,214,051    $2,289,826

     For the year-ended September 30, 1999, Wells Fargo Securities Inc., an affiliated broker-dealer of the Trust, retained $2,324,394.93.

     For the past three years, the only underwriting commissions the predecessor Norwest Funds paid to Forum were as follows: for the year ended September 30, 2000, $25,756, of which Forum retained $0, except that for the fiscal year ended May 31, 1999 the Growth Balanced Fund paid Forum $101,000 in underwriting commissions of which Forum retained $11,000.

     For the year ended May 31, 1999, Norwest Investment Services Inc. received $4,049,102.

     Code of Ethics.
     --------------

     The Fund Complex, the Adviser, the Sub-Advisers and Stephens each have adopted a code of ethics which contains policies on personal securities transactions by "access persons." These policies comply with Rule 17j-1 under the 1940 Act. Each code of ethics, among other things, permits access persons to invest in certain securities, subject to various restrictions and requirements. More specifically, each code of ethics either prohibits its access persons from purchasing or selling securities that may be purchased or held by a Fund or permits such access persons to purchase or sell such securities, subject to certain restrictions. For purposes of a code of ethics, an access person means (i) a director, trustee or officer of a fund or investment adviser; (ii) any employee of a fund or investment adviser (or any company in a control relationship to a fund or investment adviser) who, in connection makes, participates in, or obtains information about the purchase or sale of securities by a fund, or whose functions relate to the making of any recommendations with respect to the purchases or sales; and (iii) any natural person in a control relationship to a fund or investment adviser who obtains information concerning recommendations made to a fund regarding the purchase or sale of securities. Portfolio managers and other persons who assist in the investment process are subject to additional restrictions. The above restrictions do not apply to purchases or sales of certain types of securities, including mutual fund shares, money market instruments and certain U.S. Government securities. To facilitate enforcement, the codes of ethics generally require that an access person, other than "disinterested" directors or trustees, submit reports to a designated compliance person regarding transactions involving securities which are eligible for purchase by a Fund. The codes of ethics for the Fund Complex, Adviser, Sub-Advisers and Stephens are on public file with, and are available from, the SEC.


                           PERFORMANCE CALCULATIONS

     The Funds may advertise certain yield and total return information. Quotations of yield and total return reflect only the performance of a hypothetical investment in a Fund or class of shares during the particular time period shown. Yield and total return vary based on changes in the market conditions and the level of a Fund's expenses, and no reported performance figure should be considered an indication of performance which may be expected in the future.

     In connection with communicating its performance to current or prospective shareholders, these figures may also be compared to the performance of other mutual funds tracked by mutual fund rating services or to unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

     Performance information for a Fund or class of shares in a Fund may be useful in reviewing the performance of such Fund or class of shares and for providing a basis for comparison with investment alternatives. The performance of a Fund and the performance of a class of shares in a Fund, however, may not be comparable to the performance from investment alternatives because of differences in the foregoing variables and differences in the methods used to value portfolio securities, compute expenses and calculate performance.

     Performance information may be advertised for non-standardized periods, including year-to-date and other periods less than a year for the Funds. Annual and Semi-Annual Reports for the Funds may contain additional performance information, and are available free of charge upon request.

     Average Annual Total Return:  The Funds may advertise certain total return
     ---------------------------
information. As and to the extent required by the SEC, an average annual compound rate of return ("T") is computed by using the redeemable value at the end of a specified period ("ERV") of a hypothetical initial investment ("P") over a period of years ("n") according to the following formula: P(1+T)/n/=ERV. Average annual total return information is incorporated by reference to the Funds' Annual Report.

     From time to time and only to the extent the comparison is appropriate for a Fund or a Class of shares, the Trust may quote the performance or price-earning ratio of a Fund or a Class of in advertising and other types of literature as compared with the performance of an S&P Index, the Dow Jones Industrial Average, or other managed or unmanaged indices or performance data of bonds, municipal securities, stocks or government securities, or by other services, companies, publications or persons who monitor mutual funds on overall performance or other criteria.

     Any such comparisons may be useful to investors who wish to compare past performance of the Funds or a class of shares with the performance of a Fund's competitors. Of course, past performance cannot be a guarantee of future results. The Trust also may include, from time to time, a reference to certain marketing approaches of the Distributor, including, for example, a reference to a potential shareholder being contacted by a selected broker or dealer. General mutual fund statistics provided by the Investment Company Institute may also be used.

     The Trust also may use the following information in advertisements and other types of literature, only to the extent the information is appropriate for each class of shares of a Fund: (i) the Consumer Price Index may be used to assess the real rate of return from an investment in each class of shares of a Fund; (ii) other government statistics; (iii) the effect of tax-deferred compounding on the investment returns of each class of shares of a Fund or on returns in general, may be illustrated by graphs, charts, etc., where such graphs or charts would compare, at various points in time, the return from an investment in each class of shares of the Fund (or returns in general) on a tax-deferred basis (assuming reinvestment of capital gains and dividends and assuming one or more tax rates) with the return on a taxable basis; and (iv) the sectors or industries in which the Fund invests may be compared to relevant indices of stocks or surveys (e.g., S&P Industry Surveys) to evaluate the historical performance or current or potential value of each class of shares of a Fund with respect to the particular industry or sector.

     The Trust also may use, in advertisements and other types of literature, information and statements: (1) showing that bank savings accounts offer a guaranteed return of principal and a fixed rate of interest, but no opportunity for capital growth; and (2) describing Wells Fargo Bank, and its affiliates and predecessors, as one of the first investment managers to advise investment accounts using asset allocation and index strategies. The Trust also may include in advertising and other types of literature information and other data from reports and studies including information regarding federal and state tax levels and the related "Tax Freedom Day."

     The Trust also may discuss in advertising and other types of literature that a Fund has been assigned a rating by an NRSRO, such as Standard Poor's Corporation. Such rating would assess the creditworthiness of the investments held by a Fund. The assigned rating would not be a recommendation to purchase, sell or hold a Fund's shares since the rating would not comment on the market price of a Fund's shares or the suitability of a Fund for a particular investor. In addition, the assigned rating would be subject to change, suspension or withdrawal as a result of changes in, or unavailability of, information relating to a Fund or its investments. The Trust may compare the performance of each class of shares of a Fund with other investments which are assigned ratings by NRSROs. Any such comparisons may be useful to investors who wish to compare each class' past performance with other rated investments.

     From time to time, a Fund may use the following statements, or variations thereof, in advertisements and other promotional materials: "Wells Fargo Bank, as a Shareholder Servicing Agent for the Wells Fargo Funds Trust, provides various services to its customers that are also shareholders of the Funds. These services may include access to Wells Fargo Funds Trust's account information through Automated Teller Machines (ATMs), the placement of purchase and redemption requests for shares of the Funds through ATMs and the availability of combined Wells Fargo Bank and Wells Fargo Funds Trust account statements."

     The Trust also may disclose in advertising and other types of sales literature the assets and categories of assets under management by the Trust's investment advisor and the total amount of assets and mutual fund assets managed by Barclays Global Fund Advisors. As of March 31, 2001, Barclays Global Investors, N.A. and its affiliates, including Barclays Global Fund Advisors, managed over $743 billion in assets.

     The Trust may disclose in advertising and other types of literature that investors can open and maintain Sweep Accounts over the Internet or through other electronic channels (collectively, "Electronic Channels"). Such advertising and other literature may discuss the investment options available to investors, including the types of accounts and any applicable fees. Such advertising and other literature may disclose that Wells Fargo Bank is the first major bank to offer an on-line application for a mutual fund account that can be filled out completely through Electronic Channels. Advertising and other literature may disclose that Wells Fargo Bank may maintain Web sites, pages or other information sites accessible through Electronic Channels (an "Information Site") and may describe the contents and features of the Information Site and instruct investors on how to access the Information Site and open a Sweep Account. Advertising and other literature may also disclose the procedures employed by Wells Fargo Bank to secure information provided by investors, including disclosure and discussion of the tools and services for accessing Electronic Channels. Such advertising or other literature may include discussions of the advantages of establishing and maintaining a Sweep Account through Electronic Channels and testimonials from Wells Fargo Bank customers or employees and may also include descriptions of locations where product demonstrations may occur. The Trust may also disclose the ranking of Wells Fargo Bank as one of the largest money managers in the United States.

                       DETERMINATION OF NET ASSET VALUE

     NAV per share for each class of the Funds is determined as of the close of regular trading (currently 4:00 p.m. (Eastern time)) on each day the New York Stock Exchange ("NYSE") is open for business. Expenses and fees, including advisory fees, are accrued daily and are taken into account for the purpose of determining the NAV of the Funds' shares.

     Each Fund's investments are generally valued at current market prices. Securities are generally valued based on the last sales price during the regular trading session if the security trades on an exchange ("closing price"), and if there is no sale, based on the latest bid quotations. Securities that are not traded primarily on an exchange generally are valued using latest quoted bid prices obtained by an independent pricing service. A Fund may be required to depart from these general valuation methods and use fair value pricing methods to determine the value of certain investments if it is determined that the closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value. The closing price or the latest quoted bid price of a security may not reflect its current value if, among other things, a significant event occurs after the closing price or the latest bid price but before a Fund calculates its NAV that materially affects the value of the security.

     Money market instruments and debt instruments maturing in 60 days or less are valued at amortized cost. Future contracts will be marked to market daily at their respective settlement prices determined by the relevant exchange. Prices for fixed income and other securities may be furnished by a reputable independent pricing service. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

     Investments and other assets of a Fund for which current market quotations are not readily available are valued at fair value as determined in good faith by the Trustees and in accordance with procedures adopted by the Trustees. The Board of Trustees supervises and monitors the valuation practices and procedures of each Fund in the Wells Fargo Funds family. Fair value pricing methods may result in NAVs that are higher or lower than NAVs based on closing prices, latest bid prices or other valuation measures for investment securities.

                ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

     Shares of the Funds may be purchased on any day the Funds are open for business. Each Fund is open for business each day the NYSE is open for trading (a "Business Day"). Currently, the NYSE is closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day (each a "Holiday"). When any Holiday falls on a weekend, the NYSE typically is closed on the weekday immediately before or after such Holiday.

     Purchase orders for a Fund received before such Fund's NAV calculation time generally are processed at such time on that Business Day. Purchase Orders received after a Fund's NAV calculation time generally are processed at such Fund's NAV calculation time on the next Business Day. Selling Agents may establish earlier cut-off times for processing your order. Requests received by a Selling Agent after the applicable cut-off time will be processed on the next Business Day. On any day the NYSE closes early, the Funds will close early. On these days, the NAV calculation time and the dividend, purchase and redemption cut-off times for the Funds may be earlier then their stated NAV calculation time described above.

     Payment for shares may, in the discretion of the Adviser, be made in the form of securities that are permissible investments for the Funds. For further information about this form of payment please contact Stephens. In connection with an in-kind securities payment, the Funds will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by a Fund and that such Fund receives satisfactory assurances that (i) it will have good and marketable title to the securities received by it; (ii) that the securities are in proper form for transfer to the Fund; and (iii) adequate information will be provided concerning the basis and other matters relating to the securities.

     The Funds reserve the right to reject any purchase orders, and under the 1940 Act, may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the NYSE is closed (other than customary weekend and holiday closings), or during which trading is restricted, or during which, as determined by SEC rule, regulation or order, an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such periods as the SEC may permit. The Trust may also redeem shares involuntarily or make payment for redemption in securities or other property if it appears appropriate to do so in light of the Trust's responsibilities under the 1940 Act. In addition, the Trust may redeem shares involuntarily to reimburse the Fund for any losses sustained by reason of the failure of a shareholder to make full payment for shares purchased or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to shares of a Fund as provided from time to time in the Prospectus.

The dealer reallowance for Class A shares is as follows:

                          ------------------------------------------------------------------------------

                          ------------------------------------------------------------------------------
                                                FRONT-END SALES   FRONT-END SALES      DEALER
                                                  CHARGE AS %       CHARGE AS %       REALLOWANCE
                                   AMOUNT         OF PUBLIC       OF NET AMOUNT     AS % OF PUBLIC
                                OF PURCHASE      OFFERING PRICE      INVESTED        OFFERING PRICE
                          ------------------------------------------------------------------------------
                            Less than $50,000         5.75%            6.10%              5.00%
                          ------------------------------------------------------------------------------
                            $50,000 to $99,999        4.75%            4.99%              4.00%
                          ------------------------------------------------------------------------------
                            $100,000 to $249,999      3.75%            3.90%              3.00%
                          ------------------------------------------------------------------------------
                            $250,000 to $499,999      2.75%            2.83%              2.25%
                          ------------------------------------------------------------------------------
                            $500,000 to $999,999      2.00%            2.04%              1.75%
                          ------------------------------------------------------------------------------
                            $1,000,000 and over/1/    0.00%            0.00%              1.00%
                         -------------------------------------------------------------------------------

               /1/ We will assess Class A shares purchases of $1,000,000 or more a 1.00% CDSC if they are redeemed within one year from the date of purchase. Charges are based on the lower of the NAV on the date of purchase or the date of redemption.

     Purchases and Redemptions Through Brokers and/or Their Affiliates. A broker
     -----------------------------------------------------------------
may charge transaction fees on the purchase and/or sale of Fund shares in addition to those fees described in the Prospectus in the Summary of Expenses. The Trust has authorized one or more brokers to receive on its behalf purchase and redemption orders, and such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Trust's behalf. The Trust will be deemed to have received a purchase or redemption order for Fund shares when an authorized broker or, if applicable, a broker's authorized designee, receives the order, and such orders will be priced at the Fund's NAV next calculated after they are received by the authorized broker or the broker's designee.

    Reduced Sales Charges for Former Norwest Advantage Fund Class B
    ---------------------------------------------------------------
Shareholders.  No contingent deferred sales charge is imposed on redemptions of
------------
Class B shares of a former Norwest Advantage Fund purchased prior to October 1, 1999, to effect a distribution (other than a lump sum distribution) from an IRA, Keogh plan or Section 403(b) custodial account or from a qualified retirement plan.

    Reduced Sales Charges for Employees of the Transfer Agent.  Employees of
    ---------------------------------------------------------
Boston Financial Data Services, Inc., transfer agent for the Trust, may purchase Class A shares at NAV.

                             PORTFOLIO TRANSACTIONS

     The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trust's Board of Trustees, and the supervision of the adviser, each Fund's sub-adviser is responsible for each Fund's portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of the sub-adviser to obtain the best results taking into account the dealer's general execution and operational facilities, including, without limitation, the size and type of transaction involved, the dealer's risk in positioning the securities involved, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the broker-dealer, the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in this and other transactions and the reasonableness of the spread or commission, if any. While the sub-adviser generally seeks reasonably competitive spreads or commissions, the Funds will not necessarily be paying the lowest spread or commission available.

     Purchases and sales of equity securities on a securities exchange are effected through brokers who charge a negotiated commission for their services. Orders may be directed to any broker including, to the extent and in the manner permitted by applicable law, Stephens or affiliated brokers. In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount.

     Purchases and sales of non-equity securities usually will be principal transactions. Portfolio securities normally will be purchased or sold from or to dealers serving as market makers for the securities at a net price. Each of the Funds also will purchase portfolio securities in underwritten offerings and may purchase securities directly from the issuer. Generally, municipal obligations and taxable money market securities are traded on a net basis and do not involve brokerage commissions. The cost of executing a Fund's portfolio securities transactions will consist primarily of dealer spreads and underwriting commissions. Under the 1940 Act, persons affiliated with the Trust are prohibited from dealing with the Trust as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC or an exemption is otherwise available. The Fund may purchase securities from underwriting syndicates of which Stephens or Funds Management is a member under certain conditions in accordance with the provisions of a rule adopted under the 1940 Act and in compliance with procedures adopted by the Trustees.

     In placing orders for portfolio securities of a Fund, the sub-adviser is required to give primary consideration to obtaining the most favorable price and efficient execution. This means that the sub-adviser will seek to execute each transaction at a price and commission, if any, that provide the most favorable total cost or proceeds reasonably attainable in the circumstances. Commission rates are established pursuant to negotiations with the broker based on the quality and quantity of execution services provided by the broker in the light of generally prevailing rates. The allocation of orders among brokers and the commission rates paid are reviewed periodically by the Board of Trustees.

     The sub-adviser may, in circumstances in which two or more dealers are in a position to offer comparable results for a Fund portfolio transaction, give preference to a dealer that has provided statistical or other research services to the sub-adviser. By allocating transactions in this manner, the sub-adviser is able to supplement its research and analysis with the views and information of securities firms. Information so received will be in addition to, and not in lieu of, the services required to be performed by the sub-adviser under the Advisory Contracts, and the expenses of the sub-adviser will not necessarily be reduced as a result of the receipt of this supplemental research information. Furthermore, research services furnished by dealers through which the sub-adviser places securities transactions for a Fund may be used by the sub-adviser in servicing its other accounts, and not all of these services may be used by the sub-adviser in connection with advising the Funds. For the fiscal year ended September 30, 2001, WCM as the gateway blended Funds' sub-adviser, and the sub-advisers to the core portfolios in which those Funds invest directed transactions in the aggregate amounts and paid total commissions in the amounts shown below as indicated:


Sub-Adviser                  Commissions Paid                Transaction Value
----------                   ----------------                -----------------
Cadence                         $       80                   $       54,701

Peregrine                       $  529,747                   $  240,201,123

Schroder                        $   95,550                   $   45,220,967

Smith                           $  680,956                   $  212,630,438

WCM*                            $1,849,065                   $1,475,619,155


* Includes all transactions executed for the Wells Fargo Funds complex, including Variable Trust and Core Trust.

     None of the other Sub-Advisers participate in such directed brokerage practices.

     Portfolio Turnover.  The portfolio turnover rate is not a limiting factor
     ------------------
when a sub-adviser deems portfolio changes appropriate. Changes may be made in the portfolios consistent with the investment objectives and policies of the Funds whenever such changes are believed to be in the best interests of the Funds and their shareholders. The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities by the average monthly value of the Fund's portfolio securities. Portfolio turnover generally involves some expenses to the Funds, including brokerage commissions and other transaction costs on the sale of securities and the reinvestment in other securities. Portfolio turnover may also result in adverse tax consequences to a Fund' shareholders.

     Brokerage Commissions.  For the fiscal year ended September 30, 2001, the
     ----------------------
following Funds paid the following brokerage commissions:

               Fund                                Total Commissions
               ----                                -----------------
               Asset Allocation                        $283,034

               Index Allocation                        $ 20,183

     Securities of Regular Broker-Dealers.  As of September 30, 2001, the
     -------------------------------------
following Funds held securities of their regular broker-dealers as indicated in the amounts shown:

      Fund              Broker-Dealer                            Amount
      ----              -------------                            ------

Asset Allocation        Merrill Lynch Pierce Fenner & Smith      $3,697,000
                        Lehman Brothers Holdings, Inc.           $1,519,000

Index Allocation        Merrill Lynch Pierce Fenner & Smith      $  433,000
                        Lehman Brothers Holdings, Inc.           $  177,000

                                 FUND EXPENSES

     From time to time, Funds Management and Stephens may waive fees from the Funds in whole or in part. Any such waiver will reduce expenses and, accordingly, have a favorable impact on a Fund's performance.

     Except for the expenses borne by Funds Management and Stephens, the Trust bears all costs of its operations, including the compensation of its Trustees who are not affiliated with Stephens or Funds Management or any of their affiliates; advisory, shareholder servicing and administration fees; payments pursuant to any Plan; interest charges; taxes; fees and expenses of its independent auditors, legal counsel, transfer agent and dividend disbursing agent; expenses of redeeming shares; expenses of preparing and printing Prospectuses (except the expense of printing and mailing Prospectuses used for promotional purposes, unless otherwise payable pursuant to a Plan), shareholders' reports, notices, proxy statements and reports to regulatory agencies; insurance premiums and certain expenses relating to insurance coverage; trade association membership dues; brokerage and other expenses connected with the execution of portfolio transactions; fees and expenses of its custodian, including those for keeping books and accounts and calculating the NAV per share of a Fund; expenses of shareholders' meetings; expenses relating to the issuance, registration and qualification of a Fund's shares; pricing services, organizational expenses and any extraordinary expenses. Expenses attributable to the Fund are charged against Fund assets. General expenses of the Trust are allocated among all of the funds of the Trust, including the Funds, in a manner proportionate to the net assets of each Fund, on a transactional basis, or on such other basis as the Trust's Board of Trustees deems equitable.

                              FEDERAL INCOME TAXES

     The following information supplements and should be read in conjunction with the section in each Prospectus entitled "Taxes." The Prospectuses of the Funds generally describe the tax treatment of distributions by the Funds. This section of the SAI includes additional information concerning federal income taxes.

     General.  The Trust intends to continue to qualify each Fund as a
     -------
"regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), as long as such qualification is in the best interests of the Fund's shareholders. Each Fund will be treated as a separate entity for federal income tax purposes. Thus, the provisions of the Code applicable to regulated investment companies generally will apply separately to each Fund, rather than to the Trust as a whole. Furthermore, each Fund will separately determine its income, gains and expenses for federal income tax purposes.

     In order to qualify as a regulated investment company under the Code, each Fund must, among other things, (a) derive at least 90% of its annual gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including, but not limited to, gains from options, futures or forward contracts) attributable to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the fair market value of its assets consists of cash, government securities and other securities limited in respect of any one issuer to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer, and
(ii) not more than 25% of the value of the Fund's assets consists of the securities of any one issuer (other than U.S. Government obligations and the securities of other regulated investment companies), or in two or more issuers that the Fund controls and are engaged in the same or similar trades or businesses.

     In addition, each Fund generally must distribute to its shareholders at least 90% of its (a) "investment company taxable income," which generally includes its net investment income, net short-term capital gain (generally, the excess of short-term capital gain over long-term capital loss) and certain other items, and (b) net tax-exempt income earned in each taxable year. As long as a Fund distributes its investment company taxable income and net capital gain (generally, the excess of net long-term capital gain over net short-term capital loss) to its shareholders, the Fund generally will not be subject to federal income taxation on such income and gain. For these purposes, a Fund generally must make the distributions in the same year that it realizes the income and gain. However, in certain circumstances, a Fund may make the distributions in the following taxable year. Furthermore, if a Fund declares a distribution to shareholders of record in October, November or December of one taxable year and pays the distribution by January 31 of the following taxable year, the Fund and the shareholders will be treated as if the Fund paid the distribution by December 31 of the first taxable year. Each Fund intends to distribute its income and gain in a timely manner to maintain its status as a regulated investment company and eliminate Fund-level federal income taxation of such income and gain.

     Equalization Accounting.  The Funds may use the so-called "equalization
     -----------------------
accounting method" to allocate a portion of their "earnings and profits," as determined for federal income tax purposes (generally, a Fund's net investment income and realized capital gains with certain adjustments), to redemption proceeds for such purposes. This method permits the Funds to achieve more balanced distributions for both continuing and redeeming shareholders. Although using this method will not affect a Fund's total returns, it may reduce the amount that the Fund would otherwise distribute to continuing shareholders by reducing the effect of purchases and redemptions of Fund shares on Fund distributions to shareholders. However, the Internal

Revenue Service ("IRS") may not have expressly sanctioned the equalization accounting method used by the Funds. Therefore, the use of the method may be subject to IRS scrutiny.

     Excise Tax.  A 4% nondeductible excise tax will be imposed on each Fund
     ----------
(other than to the extent of its tax-exempt interest income, if any) to the extent it does not meet certain minimum distribution requirements by the end of each calendar year. Each Fund intends to actually or be deemed to distribute substantially all of its income and gains, if any, by the end of each calendar year and, thus, expects not to be subject to the excise tax.

     Investment through Core Portfolios.  Some of the Funds seek to qualify as a
     ---------------------------------
regulated investment company by investing their assets in one or more core portfolios. Each core will be treated as a non-publicly traded partnership (or, in the event that a Fund is the sole investor in the corresponding core portfolio, as disregarded from the Fund) for federal income tax purposes rather than as a regulated investment company or a corporation under the Code. Under the rules applicable to a non-publicly traded partnership (or a disregarded entity), a proportionate share of any interest, dividends, gains and losses of a core or master portfolio will be deemed to have been realized (i.e., "passed-through") to its investors, including the corresponding Fund, regardless of whether any amounts are actually distributed by the core portfolio. Each investor in a core portfolio will be taxed on such share, as determined in accordance with the governing instruments of the particular core portfolio and the Code and Treasury Regulations promulgated thereunder, in determining such investor's federal income tax liability. Therefore, to the extent that a core portfolio were to accrue but not distribute any interest, dividends or gains, the corresponding Fund would be deemed to have realized its proportionate share of such income without receipt of any corresponding distribution. However, each of the core portfolios will seek to minimize recognition by its investors (such as a corresponding Fund) of interest, dividends and gains without a corresponding distribution. Furthermore, each core portfolio's assets, income and distributions will be managed in such a way that an investor in a core portfolio will be able to continue to qualify as a regulated investment company by investing its assets through the core portfolio.

     Taxation of Fund Investments.  Except as otherwise noted, if a Fund
     ----------------------------
realizes gains or losses on the sale of portfolio securities, such gains or losses generally will be capital gains or losses. Such gains or losses generally will be long-term capital gains or losses if the Fund held the disposed securities for more than one year at the time of disposition of the securities.

     In general, if a Fund purchases a debt obligation with original issue discount (generally at a price less than its principal amount), the Fund may be required to annually include in its taxable income a portion of the original issue discount as ordinary income, even though the Fund will not receive cash payments for such discount until maturity or disposition of the obligations. Gains recognized on the disposition of a debt obligation (including a tax-exempt obligation) purchased by a Fund at a market discount (generally at a price less than its principal amount) generally will be treated as ordinary income to the extent of the portion of market discount which accrued, but was not previously recognized pursuant to an available election, during the term that the Fund held the debt obligation.

     If an option granted by a Fund lapses or is terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Fund in the closing transaction. Some capital losses may be deferred if they result from a position that is part of a "straddle," discussed below. If securities are sold by a Fund pursuant to the exercise of a call option granted by it, the Fund will add the premium received to the sale price of the securities delivered in determining the amount of gain or loss on the sale. If securities are purchased by a Fund pursuant to the exercise of a put option written by it, the Fund will subtract the premium received from its cost basis in the securities purchased.

     Under Section 1256 of the Code, a Fund will be required to "mark to market" its positions in "Section 1256 contracts," which generally include regulated futures contracts, certain foreign currency contracts, and non-equity, listed options but generally exclude securities futures (as defined in Section 3(a)(55)(A) of the Securities Act of 1934). In this regard, Section 1256 contracts will be deemed to have been sold at market value at the end of each taxable year. Under Section 1256 of the Code, 60% of any net gain or loss realized on all dispositions of Section 1256 contracts, including deemed dispositions under the mark-to-market rule, generally will be treated as long-term capital gain or loss, and the remaining 40% will be treated as short-term capital gain or loss. Transactions that qualify as designated hedges are excepted from the "mark-to-market" rule and the 60%/40% rule.

     Under Section 988 of the Code, a Fund generally will recognize ordinary income or loss to the extent that gain or loss realized on the disposition of portfolio securities is attributable to changes in foreign currency exchange rates. In addition, gain or loss realized on the disposition of a foreign currency forward contract, futures contract, option or similar financial instrument, or of foreign currency itself, will generally be treated as ordinary income or loss. The Funds will attempt to monitor Section 988 transactions, where applicable, to avoid adverse federal income tax impact.

     Offsetting positions held by a Fund involving certain financial forward, futures or options contracts may be considered, for tax purposes, to constitute "straddles." "Straddles" are defined to include "offsetting positions" in actively traded personal property. The tax treatment of "straddles" is governed by Section 1092 of the Code which, in certain circumstances, overrides or modifies the provisions of Section 1256. If a Fund were treated as entering into "straddles" by engaging in certain financial forward, futures or option contracts, such straddles could be characterized as "mixed straddles" if the futures, forwards, or options comprising a part of such straddles were governed by Section 1256 of the Code, described above. The Fund may make one or more elections with respect to "mixed straddles." Depending upon which election is made, if any, the results with respect to the Fund may differ. Generally, to the extent the straddle rules apply to positions established by the Fund, losses realized by the Fund may be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle and the conversion transaction rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain may be characterized as short-term capital gain or ordinary income.

     If a Fund enters into a "constructive sale" of any appreciated position in stock, a partnership interest, or certain debt instruments, the Fund must recognize gain (but not loss) with respect to that position. For this purpose, a constructive sale occurs when the Fund enters into one of the following transactions with respect to the same or substantially identical property: (i) a short sale; (ii) an offsetting notional principal contract; or (iii) a futures or forward contract, or (iv) other transactions identified in future Treasury Regulations.

     The amount of long-term capital gain a taxpayer may recognize from derivative transactions is limited with respect to certain pass-through entities. The amount of long-term capital gain is limited to the amount of such gain the taxpayer would have had if the taxpayer owned a direct interest in the pass-through entity during the term of the derivative contract. Any gain in excess of this amount is treated as ordinary income. An interest charge is imposed on the amount of gain that is treated as ordinary income. The Funds do not expect to enter into any derivative contracts, and, therefore, does not expect to be subject to these rules.

     If a Fund purchases shares in a "passive foreign investment company" ("PFIC"), the Fund may be subject to federal income tax and an interest charge imposed by the IRS upon certain distributions from the PFIC or the Fund's disposition of its PFIC shares. If the Fund purchases shares of a foreign entity which to its knowledge is a PFIC, the Fund can be expected to make an available election to mark-to-market its interest in PFIC shares. Under the election, the Fund will be treated as recognizing at the end of each taxable year the difference, if any, between the fair market value of its interest in the PFIC shares and its tax basis in such shares. In some circumstances, the recognition of loss may be suspended. The Fund will adjust its tax basis in the PFIC shares by the amount of income (or loss) recognized. Although such income (or loss) will be taxable to the Fund as ordinary income (or loss), notwithstanding any distributions by the PFIC, the Fund will not be subject to federal income tax or the interest charge with respect to its interest in the PFIC under the election. No assurance can be given that a Fund will make a timely mark-to-market election with respect to its PFIC shares.

     Foreign Taxes.  Income and dividends received by a Fund from sources within
     -------------
foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. In certain circumstances, a regulated investment company is eligible to file an election with the IRS pursuant to which the regulated investment company may pass-through to its shareholders foreign taxes paid by the regulated investment company, which may be claimed either as a credit or deduction by the shareholders. None of the Funds expects to qualify for the election.

     Distributions, Generally.  For federal income tax purposes, a Fund's
     ------------------------
"earnings and profits," as determined for federal income tax purposes, will be determined at the end of the Fund's taxable year and will be allocated pro rata over the entire year. For federal income tax purposes, only amounts paid out of earnings and profits will qualify as taxable distributions. Thus, if during a taxable year a Fund's declared distributions exceed the Fund's earnings and profits (as determined at the end of the year), only that portion of the year's distributions which equals the year's earnings and profits will be deemed to have constituted a taxable distribution. Distributions in excess of earnings and profits will first be treated as a return of capital up to the amount of a shareholder's basis in its Fund shares and then capital gain. It is expected that a Fund's distributions will not exceed the Fund's cumulative earnings and profits.

     Capital Gain Distributions.  Distributions that are designated by a Fund
     --------------------------
as capital gain distributions will be taxed to shareholders as long-term capital gain (to the extent such distributions do not exceed the Fund's actual net long-term capital gain for the taxable year), regardless of how long a shareholder has held Fund shares. Such distributions will be designated as capital gain distributions in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund's taxable year.

     Disposition of Fund Shares.  In general, a disposition of Fund shares
     --------------------------
pursuant to a redemption (including a redemption in-kind) or an exchange will result in a taxable capital gain or loss to the redeeming shareholder, depending on the amount received for the shares (or are deemed to be received in the case of an exchange) and the cost of the shares, and long-term capital gain or loss if the shareholder has held such Fund shares for greater than one year at the time of disposition.

     If a shareholder exchanges or otherwise disposes of Fund shares within 90 days of having acquired such shares and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge on a new purchase of shares of the Fund or a different regulated investment company, the sales charge previously incurred in acquiring the Fund's shares shall not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but will be treated as having been incurred in the acquisition of such other shares. Also, any loss realized on a redemption or exchange of shares of the Fund will be disallowed to the extent that substantially identical shares are acquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of.

     If a shareholder receives a capital gain distribution with respect to any Fund share and such Fund share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Fund share will be treated as a long-term capital loss to the extent of the capital gain distribution. This loss disallowance rule does not apply to losses realized under a periodic redemption plan.

     Federal Income Tax Rates.  As of the printing of this SAI, the maximum
     ------------------------
individual federal income tax rate applicable to ordinary income is 38.6% (marginal tax rates may be higher for some individuals to reduce or eliminate the benefit of exemptions and deductions); the maximum individual marginal federal income tax rate applicable to net capital gain generally is 20%; and the maximum corporate federal income tax rate applicable to ordinary income and net capital gain is 35% (marginal tax rates may be higher for some corporations to reduce or eliminate the benefit of lower marginal income tax rates). A special lower rate of 18% on net capital gain is available to individuals to the extent the gain is derived from investments held for more than five years. However, the 18% rate only applies to assets acquired after December 31, 2000, unless an election is made to treat certain assets held on January 1, 2001, as having been sold and then reacquired on the same date. If the election is made, the asset will be deemed to be sold at its fair market value and any gain, but not loss, will be recognized. Although, the IRS has yet to issue any official guidance on how the 18% rate would apply to distributions made by a Fund, the IRS has indicated in income tax forms that the lower rate will apply to designated capital gain distributions by the Fund to the extent that the gain is derived from the disposition of a portfolio investment acquired by the Fund after December 31, 2000 and was held for more than five years at the time of disposition. Under the Economic Growth and Tax Relief Recovery Act, individual federal income tax rates are set to decrease over the next several calendar years. Naturally, the amount of tax payable by any taxpayer will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters.

     Corporate Shareholders.  Corporate shareholders of a Fund may be eligible
     ----------------------
for the dividends-received deduction on distributions attributable to dividends received by the Fund from domestic corporations, which, if received directly by the corporate shareholder, would qualify for such deduction. A distribution by a Fund attributable to dividends of a domestic corporation will only qualify for the dividends-received deduction if (i) the corporate shareholder generally holds the Fund shares upon which the distribution is made for at least 46 days during the 90 day period beginning 45 days prior to the date upon which the shareholder becomes entitled to the distribution; and (ii) the Fund generally holds the shares of the domestic corporation producing the dividend income for at least 46 days during the 90 day period beginning 45 days prior to the date upon which the Fund becomes entitled to such dividend income.

     Foreign Shareholders.  Under the Code, distributions attributable to
     --------------------
ordinary income, net short-term capital gain and certain other items realized by a Fund and paid to a nonresident alien individual, foreign trust (i.e., a trust other than a trust which a U.S. court is able to exercise primary supervision over administration of that trust and one or more U.S. persons have authority to control substantial decisions of that trust), foreign estate (i.e., the income of which is not subject to U.S. tax regardless of source) or foreign corporation (each, a "foreign shareholder") generally will be subject to federal income tax withholding (at a rate of 30% or, if an income tax treaty applies, at the lower treaty rate, if any). This tax generally is not refundable. Withholding will not apply if a distribution paid by the Fund to a foreign shareholder is "effectively connected" with a U.S. trade or business (or, if an income tax treaty applies, is attributable to a U.S. permanent establishment) of the foreign shareholder, in which case the reporting and withholding requirements applicable to U.S. persons generally will apply. Special tax rules apply to foreign partnerships. In general, foreign shareholders are not subject to federal income tax, including withholding tax, on gain realized on the disposition of Fund shares and capital gain distributions.

     Backup Withholding.  The Trust may be required to withhold, subject to
     ------------------
certain exemptions, at a rate of 30% ("backup withholding") on all distributions and redemption proceeds (including proceeds from exchanges and redemptions in-kind) paid or credited to a Fund shareholder, unless the shareholder certifies that the "taxpayer identification number" ("TIN") provided is correct and that the shareholder is not subject to backup withholding, or the IRS notifies the Trust that the shareholder's TIN is incorrect or that the shareholder is subject to backup withholding. This tax is not an additional federal income tax imposed on the shareholder, and the shareholder may claim the tax as a tax payment on its federal income tax return. An investor must provide a valid TIN upon opening or reopening an account. If a shareholder fails to furnish a valid TIN upon request, the shareholder can also be subject to IRS penalties. The rate of backup withholding is set to decrease in future years.

     Tax-Deferred Plan.  The shares of the Funds are available for a variety of
     -----------------
tax-deferred retirement and other plans, including Individual Retirement Accounts ("IRA"), Simplified Employee Pension Plans ("SEP-IRA"), Savings Incentive Match Plans for Employees ("SIMPLE plans"), Roth IRAs, and Education IRAs, which permit investors to defer some of their income from taxes. Investors should contact their selling agents for details concerning retirement plans.

     Other Matters.  Prospective shareholders should be aware that the
     -------------
investments made by the Funds may involve sophisticated tax rules that may result in income or gain recognition by the Funds without corresponding current cash receipts. Although the Funds seek to avoid significant noncash income, such noncash income could be recognized by the Funds, in which case the Funds may distribute cash derived from other sources in order to meet the minimum distribution requirements described above. The Funds could be required at times to liquidate investments prematurely in order to satisfy their minimum distribution requirements.

     The foregoing discussion and the discussions in the Prospectuses applicable to each shareholder address only some of the federal income tax considerations generally affecting investments in the Funds. Prospective investors are urged to consult their own tax advisors regarding specific questions as to federal, state, local and foreign taxes applicable to them.

                                 CAPITAL STOCK

     The Funds are six of the funds in the Wells Fargo Funds Trust family of funds. The Trust was organized as a Delaware business trust on March 10, 1999.

     Most of the Trust's Funds are authorized to issue multiple classes of shares, one class generally subject to a front-end sales charge and, in some cases, classes subject to a contingent-deferred sales charge, that are offered to retail investors. Certain of the Trust's Funds also are authorized to issue other classes of shares, which are sold primarily to institutional investors. Shareholders bear their pro rata portion of the Fund's operating expenses, except for certain class-specific expenses (e.g., any state securities registration fees, shareholder servicing fees or distribution fees that may be paid under Rule 12b-1) that are allocated to a particular class. Please contact Investor Services at 1-800-222-8222 if you would like additional information about other Funds or classes of shares offered.

     With respect to matters affecting one class but not another, shareholders vote as a class; for example, the approval of a Plan. Subject to the foregoing, all shares of a Fund have equal voting rights and will be voted in the aggregate, and not by series, except where voting by a series is required by law or where the matter involved only affects one series. For example, a change in a Fund's fundamental investment policy affects only one series and would be voted upon only by shareholders of the Fund involved. Additionally, approval of an advisory contract, since it affects only one Fund, is a matter to be determined separately by Series. Approval by the shareholders of one Series is effective as to that Series whether or not sufficient votes are received from the shareholders of the other Series to approve the proposal as to those Series.

     As used in the Prospectus and in this SAI, the term "majority," when referring to approvals to be obtained from shareholders of a class of shares of a Fund, means the vote of the lesser of (i) 67% of the shares of the class represented at a meeting if the holders of more than 50% of the outstanding shares of the class are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the class of the Fund. The term "majority," when referring to approvals to be obtained from shareholders of the Fund, means the vote of the lesser of (i) 67% of the shares of the Fund represented at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or
(ii) more than 50% of the outstanding shares of the Fund. The term "majority," when referring to the approvals to be obtained from shareholders of the Trust as a whole, means the vote of the lesser of (i) 67% of the Trust's shares represented at a meeting if the holders of more than 50% of the Trust's outstanding shares are present in person or by proxy, or (ii) more than 50% of the Trust's outstanding shares.

    Shareholders are not entitled to any preemptive rights. All shares are issued in uncertificated form only, and, when issued, will be fully paid and non-assessable by the Trust. The Trust may dispense with an annual meeting of shareholders in any year in which it is not required to elect Trustees under the 1940 Act.

    Each share of a class of a Fund represents an equal proportional interest in the Fund with each other share of the same class and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund as are declared in the discretion of the Trustees. In the event of the liquidation or dissolution of the Trust, shareholders of a Fund are entitled to receive the assets attributable to that Fund that are available for distribution, and a distribution of any general assets not attributable to a particular Fund or portfolio that are available for distribution in such manner and on such basis as the Trustees in their sole discretion may determine.

    Set forth below, as of January 7, 2002, is the name, address and share ownership of each person known by the Trust to have beneficial or record ownership of 5% or more of a class of a Fund or 5% or more of the voting securities as a whole. The term "N/A" is used where a shareholder holds 5% or more of a class, but less than 5% of a Fund as a whole.

                       5% OWNERSHIP AS OF JANUARY 7, 2002
                       ----------------------------------

                                                                            Type of       Percentage
              Fund                      Name and Address                   Ownership       of Class
              ----                      ----------------                   ---------       --------
Asset Allocation Fund
Class A                              N/A

Class B                              N/A

Class C                              MLPF&S For The Sole Benefit           Record             7.94%
                                     Of Its Customers
                                     ATTN:  Mutual Fund Administration
                                     4800 Deer Lake Drive East 3rd Floor
                                     Jacksonville, FL 32246-6484

                                     EMJAYCO                               Record             7.88%
                                     Omnibus Account
                                     P.O. Box 170910
                                     Milwaukee, WI  53217-0909

                                                                          Type of       Percentage
              Fund                      Name and Address                 Ownership       of Class
              ----                      ----------------                 ---------       --------
Institutional Class                EMJAYCO                               Record            6.41%
                                   Omnibus Account
                                   P.O. Box 170910
                                   Milwaukee, WI  53217-0909

                                   Wells Fargo Bank MN NA FBO            Record           75.22%
                                   Stagecoach Balanced FD CL I
                                   ATTN:  Mutual Fund OPS
                                   P.O. Box 1533
                                   Minneapolis, MN  55480-1533

Growth Balanced Fund
Class A                            Charles Schwab & Co., Inc.            Record            9.33%
                                   Special Custody Account
                                   Exclusively FBO The Customers
                                   101 Montgomery Street
                                   San Francisco, CA 94104-4122

                                   Wells Fargo Investments LLC           Record            5.60%
                                   A/C 5009-5616
                                   608 Second Avenue South 8th Floor
                                   Minneapolis, MN 55402-1916

Class B                            N/A

Class C                            EMJAYCO                               Record           29.89%
                                   Omnibus Account
                                   P.O. Box 170910
                                   Milwaukee, WI  53217-0909

                                   Wells Fargo Investments LLC           Record            5.36%
                                   A/C 4188-8111
                                   608 Second Avenue South 8th Floor
                                   Minneapolis, MN 55402-1916

Institutional Class                Wells Fargo Bank MN NA FBO            Record           91.87%
                                   Growth Balanced Fund I
                                   Attn:  Mutual Fund OPS
                                   P.O. Box 1533
                                   Minneapolis, MN  55480-1533

                                                                                  Type of      Percentage
              Fund                      Name and Address                         Ownership      of Class
              ----                      ----------------                         ---------      --------
Index Allocation Fund
Class A                            Stephens Inc.                                  Record            7.32%
                                   Seed Money
                                   ATTN:  Accounting
                                   111 Center Street
                                   Little Rock, AR 72201-4402

                                   MLPF&S For The Sole Benefit Of Its Customers   Record            8.02%
                                   ATTN:  Mutual Fund Administration
                                   4800 Deer Lake Drive East, 3rd Floor
                                   Jacksonville, FL 32246-6484

                                   Barona Band of Mission Indians                 Record            6.82%
                                   DBA General Account
                                   1095 Barona Road
                                   Lakeside, CA 92040-1541

Class B                            N/A

Class C                            MLPF&S For The Sole Benefit Of Its Customers   Record           20.63%
                                   ATTN:  Mutual Fund Administration
                                   4800 Deer Lake Drive East, 3rd Floor
                                   Jacksonville, FL 32246-6484

Moderate Balanced Fund
Institutional Class                Wells Fargo Bank MN NA FBO                     Record           92.76%
                                   Moderate Balanced I
                                   Attn:  Mutual Fund OPS
                                   P.O. Box 1533
                                   Minneapolis, MN  55480-1533

Strategic Growth Allocation Fund
Institutional Class                Wells Fargo Bank MN NA                         Record           98.73%
                                   Strategic Growth Allocation Fund (I)
                                   Distribution Option 104
                                   Attn:  Mutual Fund OPS
                                   P.O. Box 1533
                                   Minneapolis, MN  55480-1533

                                                                                  Type of                Percentage
Fund                                      Name and Address                       Ownership                of Class
----                                      ----------------                       ---------                --------
Strategic Income Fund
Institutional Class                Wells Fargo Bank Minnesota NA                  Record                   8.67%
                                   Strategic Income I
                                   C/O Mutual Fund Processing
                                   PO Box 1450 NW 8477
                                   Minneapolis, MN 55485-1450

                                   Wells Fargo Bank Minnesota NA                  Record                  88.64%
                                   Strategic Income I
                                   C/O Mutual Fund Processing
                                   PO Box 1450 NW 8477
                                   Minneapolis, MN 55485-1450

     For purposes of the 1940 Act, any person who owns directly or through one or more controlled companies more than 25% of the voting securities of a company is presumed to "control" such company. Accordingly, to the extent that a shareholder identified in the foregoing table is identified as the beneficial holder of more than 25% of a class (or Fund), or is identified as the holder of record of more than 25% of a class (or Fund) and has voting and/or investment powers, it may be presumed to control such class (or Fund).

                                     OTHER

     The Trust's Registration Statement, including the Prospectuses and SAI for the Funds and the exhibits filed therewith, may be examined at the office of the U.S. Securities and Exchange Commission in Washington, D.C. Statements contained in the Prospectuses or the SAI as to the contents of any contract or other document referred to herein or in the Prospectuses are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

                                    COUNSEL

     Morrison & Foerster LLP, 2000 Pennsylvania Avenue, N.W., Suite 5500, Washington, D.C. 20006, as counsel for the Trust, has rendered its opinion as to certain legal matters regarding the due authorization and valid issuance of the shares of beneficial interest being sold pursuant to the Funds' Prospectuses.

                              INDEPENDENT AUDITORS

     KPMG LLP has been selected as the independent auditors for the Trust. KPMG LLP provides audit services, tax return preparation and assistance and consultation in connection with review of certain SEC filings. KPMG LLP's address is Three Embarcadero Center, San Francisco, California 94111.

                             FINANCIAL INFORMATION

     The portfolios of investments and audited financial statements for all of the Funds for the fiscal year ended September 30, 2001 are hereby incorporated by reference to the Funds' Annual Report.

                                   APPENDIX

     The following is a description of the ratings given by S&P and Moody's to corporate and municipal bonds and corporate and municipal commercial paper.

     Corporate Bonds
     ---------------

     S&P
     ---

     S&P rates the long-term debt obligations issued by various entities in categories ranging from "AAA" to "D," according to quality, as described below. The first four ratings denote investment-grade securities.

          AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

          AA - Debt rated AA is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in a small degree.

          A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

          BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for those in higher-rated categories.

          BB - Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

          B - Debt rated B has greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

          CCC - Debt CCC is currently vulnerable and is dependent upon favorable business, financial, and economic conditions to meet timely interest and principal payments.

          Plus (+) or minus(-) The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

          CC - Debt rated CC is currently highly vulnerable to nonpayment. Debt rated CC is subordinate to senior debt rated CCC.

          C - Debt rated C is currently highly vulnerable to nonpayment. Debt rated C is subordinate to senior debt rated CCC-. The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. Debt rated C also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

          D - Debt rated D is currently in default, where payment of interest and/or repayment of principal is in arrears.

     Moody's
     -------

     Moody's rates the long-term debt obligations issued by various entities in categories ranging from "Aaa" to "C," according to quality, as described below. The first four denote investment grade securities.

          Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk, and interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

          Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, such bonds comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

          A - Bonds rated A possess many favorable investment attributes and are to be considered upper to medium investment-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

          Baa - Bonds rated Baa are considered medium-grade (and still investment-grade) obligations, i.e., they are neither highly protected nor
                                  ----
   poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

          Ba - Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not as well safeguarded during both good times and bad times over the future. Uncertainty of position characterizes bonds in this class.

          B - Bonds rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

          Caa - Bonds rated Caa are of poor standing. Issues may be in default or there may be present elements of danger with respect to principal or interest.

          Ca - Bonds rated Ca are speculative in a high degree. Such bonds are often in default or have other marked shortcomings.

          C - Bonds rated C are the lowest rated class of bonds. Such bonds can be regarded as having extremely poor prospects of ever attaining any real investment standing.

          Moody's applies numerical modifiers (1, 2 and 3) to rating categories. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category. With regard to municipal bonds, those bonds in the Aa, A and Baa groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aal, A1 or Baal, respectively.

     Short-Term Issue Credit Ratings (including Commercial Paper)
     ------------------------------------------------------------

          S&P:
          ---

          A-1 - Debt rated A-1 is rated in the highest category by S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

          A-2 - Debt rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

          A-3 - Debt rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

          B - Debt rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

          C - Debt rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

          D - Debt rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

          Moody's:
          -------

          Prime-1: Issuers rated Prime-1 have a superior ability for repayment of senior short-term debt obligations.

          Prime-2: Issuers rated Prime-2 have a strong ability to repay senior short-term debt obligations, but earnings trends, while sound, will be subject to more variation.

          Prime-3: Issuers rated Prime-3 have acceptable credit quality and an adequate capacity for timely payment of short-term deposit obligations.

          Not Prime: Issuers rated Not Prime have questionable to poor credit quality and an uncertain capacity for timely payment of short-term deposit obligations.

                            WELLS FARGO FUNDS TRUST
                          Telephone:  1-800-222-8222

                      STATEMENT OF ADDITIONAL INFORMATION
                            Dated February 1, 2002

                            DIVERSIFIED EQUITY FUND
                          DIVERSIFIED SMALL CAP FUND
                              EQUITY INCOME FUND
                               EQUITY INDEX FUND
                               EQUITY VALUE FUND
                                  GROWTH FUND
                              GROWTH EQUITY FUND
                                  INDEX FUND
                              INTERNATIONAL FUND
                           INTERNATIONAL EQUITY FUND
                          LARGE CAP APPRECIATION FUND
                           LARGE COMPANY GROWTH FUND
                              MID CAP GROWTH FUND
                                OTC GROWTH FUND
                             SMALL CAP GROWTH FUND
                         SMALL CAP OPPORTUNITIES FUND
                             SMALL CAP VALUE FUND
                           SMALL COMPANY GROWTH FUND
                           SMALL COMPANY VALUE FUND
                       SPECIALIZED HEALTH SCIENCES FUND
                          SPECIALIZED TECHNOLOGY FUND

          Class A, Class B, Class C, Class O and Institutional Class

     Wells Fargo Funds Trust (the "Trust") is an open-end, management investment company. This Statement of Additional Information ("SAI") contains additional information about twenty-one funds in the Wells Fargo Funds Trust family of funds (each, a "Fund" and collectively, the "Funds") -- the Diversified Equity, Diversified Small Cap, Equity Income, Equity Index, Equity Value, Growth, Growth Equity, Index, International, International Equity, Large Cap Appreciation, Large Company Growth, Mid Cap Growth, OTC Growth, Small Cap Growth, Small Cap Opportunities, Small Cap Value, Small Company Growth, Small Company Value, Specialized Health Sciences and Specialized Technology Funds. Each Fund, except for the OTC Growth, Specialized Health Sciences, and Specialized Technology Funds, is considered diversified under the Investment Company Act of 1940, as amended (the "1940 Act"). Each Fund offers Class A and Class B shares, except the Diversified Small Cap, Index, Small Cap Value and Small Company Growth Funds, which only offer Institutional Class shares, and the OTC Growth Fund, which only offers Class O shares. The Diversified Equity, Equity Income, Equity Value, Growth Equity, International Equity, Large Cap Appreciation, Large Company Growth, Mid Cap Growth, Small Cap Growth, Specialized Health Sciences and Specialized Technology Funds also offer Class C shares, and the Equity Index Fund also offers Class O shares. The Diversified Equity, Equity Income, Equity Value, Growth, Growth Equity, International, International Equity, Large Cap Appreciation, Large Company Growth, Small Cap Growth and Small Company Value Funds also offer Institutional Class shares. This SAI relates to all such classes of shares.

     This SAI is not a prospectus and should be read in conjunction with the Funds' Prospectuses, also dated February 1, 2002. All terms used in this SAI that are defined in the Prospectuses have the meanings assigned in the Prospectuses. The audited financial statements for the Funds, which include the portfolios of investments and independent auditors' report for the year ended September 30, 2001, are hereby incorporated by reference to the Annual Report. The Prospectuses and Annual Report may be obtained without charge by calling 1-800-222-8222 or writing to Wells Fargo Funds, P.O. Box 8266, Boston, MA 02266-8266.

                               TABLE OF CONTENTS

                                                                  Page
                                                                  ----
Historical Fund Information......................................   1
Investment Policies..............................................   3
Additional Permitted Investment Activities and Associated Risks..   6
Management.......................................................  28
Performance Calculations.........................................  47
Determination of Net Asset Value.................................  50
Additional Purchase and Redemption Information...................  51
Portfolio Transactions...........................................  52
Fund Expenses....................................................  55
Federal Income Taxes.............................................  56
Capital Stock....................................................  63
Other............................................................  77
Counsel..........................................................  77
Independent Auditors.............................................  77
Financial Information............................................  77

                          HISTORICAL FUND INFORMATION

     On March 25, 1999, the Board of Trustees of Norwest Advantage Funds ("Norwest"), the Board of Directors of Stagecoach Funds, Inc. ("Stagecoach") and the Board of Trustees of Wells Fargo Funds Trust (the "Trust") approved an Agreement and Plan of Reorganization providing for, among other things, the transfer of the assets and stated liabilities of various predecessor Norwest and Stagecoach portfolios to the Funds. Prior to November 5, 1999, the effective date of the consolidation of the Funds and the predecessor Norwest and Stagecoach portfolios, the Funds had only nominal assets.

     The Funds described in this SAI, except for the Large Cap Appreciation, Mid Cap Growth, OTC Growth, Small Company Value, Specialized Health Sciences and Specialized Technology Funds, were created as part of the reorganization of the Stagecoach family of funds, advised by Wells Fargo Bank, N.A. ("Wells Fargo Bank"), and the Norwest Advantage family of funds, advised by Norwest Investment Management, Inc. ("NIM"), into a single mutual fund complex. The reorganization followed the merger of the advisers' parent companies.

     The chart below indicates the predecessor Stagecoach and Norwest Funds that are the accounting survivors of the Wells Fargo Funds.

----------------------------------------------------------------------------------------
           Wells Fargo Funds                               Predecessor Funds
----------------------------------------------------------------------------------------
Diversified Equity Fund                         Norwest Diversified Equity Fund
----------------------------------------------------------------------------------------
Diversified Small Cap Fund                      Norwest Diversified Small Cap Fund
----------------------------------------------------------------------------------------
Equity Income Fund                              Norwest Income Equity Fund
----------------------------------------------------------------------------------------
Equity Index Fund                               Stagecoach Equity Index Fund
----------------------------------------------------------------------------------------
Equity Value Fund                               Stagecoach Equity Value Fund
----------------------------------------------------------------------------------------
Growth Fund                                     Stagecoach Growth Fund
----------------------------------------------------------------------------------------
Growth Equity Fund                              Norwest Growth Equity Fund
----------------------------------------------------------------------------------------
Index Fund                                      Norwest Index Fund
----------------------------------------------------------------------------------------
International Fund                              Norwest International Fund
----------------------------------------------------------------------------------------
International Equity Fund                       Stagecoach International Equity Fund
----------------------------------------------------------------------------------------
Large Cap Appreciation Fund                     N/A
----------------------------------------------------------------------------------------
Large Company Growth Fund                       Norwest Large Company Growth Fund
----------------------------------------------------------------------------------------
Mid Cap Growth Fund                             N/A
----------------------------------------------------------------------------------------
OTC Growth Fund                                 N/A
----------------------------------------------------------------------------------------
Small Cap Growth Fund                           Stagecoach Small Cap Fund
----------------------------------------------------------------------------------------
Small Cap Opportunities Fund                    Norwest Small Cap Opportunities Fund
----------------------------------------------------------------------------------------
Small Cap Value Fund                            Norwest Performa Small Cap Value Fund
----------------------------------------------------------------------------------------
Small Company Growth Fund                       Norwest Small Company Growth Fund
----------------------------------------------------------------------------------------
Small Company Value Fund                        N/A
----------------------------------------------------------------------------------------
Specialized Health Sciences Fund                N/A
----------------------------------------------------------------------------------------
Specialized Technology Fund                     N/A
----------------------------------------------------------------------------------------

     The Diversified Equity Fund commenced operations on November 8, 1999, as successor to the Diversified Equity Fund of Norwest. The predecessor Norwest Diversified Equity Fund commenced operations on December 31, 1988.

     The Diversified Small Cap Fund commenced operations on November 8, 1999, as successor to the Diversified Small Cap Fund of Norwest. The predecessor Norwest Diversified Small Cap Fund commenced operations on December 31, 1997. As of November 16, 2001, the Class A and Class B shares were exchanged for Institutional Class shares and the Class A and Class B shares were no longer offered by the Fund.

     The Equity Income Fund commenced operations on November 8, 1999, as successor to the Diversified Equity Income Fund of Stagecoach and the Income Equity Fund of Norwest. The predecessor Norwest Income Equity Fund, which is considered the surviving entity for accounting purposes, commenced operations on November 11, 1994, and the financial highlights shown for periods prior to November 8, 1999 are the financial highlights of the Norwest Income Equity Fund.

     The Equity Index Fund commenced operations on November 8, 1999, as successor to the Equity Index Fund of Stagecoach. The predecessor Stagecoach Equity Index Fund commenced operations on January 1, 1992, as successor to the Corporate Stock Fund of the Wells Fargo Investment Trust for Retirement Programs. The predecessor Fund's commencement of operations was January 25, 1984. During the period from April 28, 1996 to December 12, 1997, the Fund invested all of its assets in a Master Portfolio with a corresponding investment objective. Prior to December 12, 1997, the Equity Index Fund was known as the "Corporate Stock Fund."

     The Equity Value Fund commenced operations on November 8, 1999, as successor to the Equity Value Fund of Stagecoach. The predecessor Stagecoach Equity Value Fund was originally organized on July 1, 1990 as the Pacifica Equity Value Fund, an investment portfolio of Pacifica Funds Trust. On September 6, 1996, the Pacifica Equity Value Fund was reorganized as the Stagecoach Equity Value Fund.

     The Growth Fund commenced operations on November 8, 1999, as successor to the Growth Fund of Stagecoach and the Value Growth Stock Fund of Norwest. The predecessor Stagecoach Growth Fund, which is considered the surviving entity for accounting purposes, commenced operations on January 1, 1992, and the financial highlights shown for periods prior to November 8, 1999 are the financial highlights of the Stagecoach Growth Fund.

     The Growth Equity Fund commenced operations on November 8, 1999, as successor to the Growth Equity Fund of Norwest. The predecessor Norwest Growth Equity Fund commenced operations on April 30, 1989.

     The Index Fund commenced operations on November 8, 1999, as successor to the Index Fund of Norwest. The predecessor Norwest Index Fund commenced operations on January 31, 1987.

     The International Fund commenced operations on November 8, 1999, as successor to the International Fund of Norwest. The predecessor Norwest International Fund commenced operations on July 15, 1989. As of November 19, 2001, the International Fund has been closed to new investors.

     The International Equity Fund commenced operations on November 8, 1999, as successor to the International Equity Fund of Stagecoach. The predecessor Stagecoach International Equity Fund commenced operations on September 24, 1997.

     The Large Cap Appreciation Fund commenced operations on August 31, 2001.

     The Large Company Growth Fund commenced operations on November 8, 1999, as successor to the Large Company Growth Fund of Norwest. The predecessor Norwest Large Company Growth Fund commenced operations on December 31, 1982.

     The Mid Cap Growth Fund commenced operations on October 1, 2000.

     The OTC Growth Fund commenced operations on August 3, 2000.

     The Small Cap Growth Fund commenced operations on November 8, 1999, as successor to the Small Cap and Strategic Growth Funds of Stagecoach and the Small Company Stock Fund of Norwest. The predecessor Stagecoach Small Cap Fund, which is considered the surviving entity for accounting purposes, commenced operations on September 16, 1996, and the financial highlights shown for periods prior to November 8, 1999 are the financial highlights of the Stagecoach Small Cap Fund.

     The Small Cap Opportunities Fund commenced operations on November 8, 1999, as successor to the Small Cap Opportunities Fund of Norwest. The predecessor Norwest Small Cap Opportunities Fund commenced operations on August 1, 1993.

     The Small Cap Value Fund commenced operations on November 8, 1999, as successor to the Performa Small Cap Value Fund of Norwest. The predecessor Norwest Performa Small Cap Value Fund commenced operations on October 15, 1997. As of November 19, 2001, the Small Cap Value Fund has been closed to new investors.

     The Small Company Growth Fund commenced operations on November 8, 1999, as successor to the Small Company Growth Fund of Norwest. The predecessor Norwest Small Company Growth Fund commenced operations on December 31, 1982.

     The Small Company Value Fund commenced operations on January 31, 2002.

     The Specialized Health Sciences Fund commenced operations on April 2, 2001.

     The Specialized Technology Fund commenced operations on September 18, 2000.

                              INVESTMENT POLICIES

     Fundamental Investment Policies
     -------------------------------

     Each Fund has adopted the following investment policies, all of which are fundamental policies; that is, they may not be changed without approval by the holders of a majority (as defined in 1940 Act) of the outstanding voting securities of such Fund.

The Funds may not:

     (1) purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of a Fund's investments in that industry would equal or exceed 25% of the current value of the Fund's total assets, provided that this restriction does not limit a Fund's investments in (i) securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (ii) securities of other investment companies, (iii) municipal securities, (iv) repurchase agreements, or (v) limit the Specialized Health Sciences Fund's investments in securities of the health sciences sector, which is the group of industries that include pharmaceutical, biochemical, biotechnology, research and development, health care facilities, health care services and medical device industries, or (vi) limit the Specialized Technology Fund's investment in securities of the technology sector, which can be a single industry or group of industries such as the computer, software, communications equipment and services, semiconductor, health care, biotechnology, or defense and aerospace industries, and provided further that (vii) the Index Fund and the Equity Index Fund reserve the right to concentrate in any industry in which the S&P 500 Index becomes concentrated to the same degree during the same period;

     (2) except for the OTC Growth, Specialized Health Sciences, and Specialized Technology Funds, purchase securities of any issuer if, as a result, with respect to 75% of a Fund's total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or the Fund's ownership would be more than 10% of the outstanding voting securities of such issuer, provided that this restriction does not limit a Fund's investments in securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or investments in securities of other investment companies;

     (3) borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations and any orders obtained thereunder;

     (4) issue senior securities, except to the extent permitted under the 1940 Act, including the rules, regulations and any orders obtained thereunder;

     (5) make loans to other parties if, as a result, the aggregate value of such loans would exceed one-third of a Fund's total assets. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt securities are not deemed to be the making of loans;

     (6) underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with a Fund's investment program may be deemed to be an underwriting;

     (7) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business); nor

     (8) purchase or sell commodities, provided that (i) currency will not be deemed to be a commodity for purposes of this restriction, (ii) this restriction does not limit the purchase or sale of futures contracts, forward contracts or options, and (iii) this restriction does not limit the purchase or sale of securities or other instruments backed by commodities or the purchase or sale of commodities acquired as a result of ownership of securities or other instruments.

     As a fundamental policy the OTC Growth Fund reserves the right to concentrate its investments in a single industry or industries, or in the securities of a single issuer.

     Non-Fundamental Investment Policies
     -----------------------------------

     Each Fund has adopted the following non-fundamental policies which may be changed by the Trustees of the Trust at any time without approval of such Fund's shareholders.

     (1) Any Fund that is purchased by another Fund in the Wells Fargo Fund family in reliance on Section 12(d)(1)(G) of the 1940 Act or an exemptive order granting relief from Section 12(d)(1)(A) will not purchase shares of any registered investment company in excess of the limitations contained in Section 12(d)(1)(A) in reliance on either section 12(d)(1)(F) or Section 12(d)(1)(G).

     (2) Each Fund may not invest or hold more than 15% of the Fund's net assets in illiquid securities. For this purpose, illiquid securities include, among others, (a) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (b) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days.

     (3) Each Fund may invest in futures or options contracts regulated by the Commodity Futures Trading Commission ("CFTC") for (i) bona fide hedging purposes within the meaning of the rules of the CFTC and (ii) for other purposes if, as a result, no more than 5% of the Fund's net assets would be invested in initial margin and premiums (excluding amounts "in-the-money") required to establish the contracts.

     (4) Each Fund may lend securities from its portfolio to approved brokers, dealers and financial institutions, to the extent permitted under the 1940 Act, including the rules, regulations and exemptions thereunder, which currently limit such activities to one-third of the value of a Fund's total assets (including the value of the collateral received). Any such loans of portfolio securities will be fully collateralized based on values that are marked-to-market daily.

     (5) Each Fund may not make investments for the purpose of exercising control or management, provided that this restriction does not limit a Fund's investments in securities of other investment companies or investments in entities created under the laws of foreign countries to facilitate investment in securities of that country.

     (6) Each Fund may not purchase securities on margin (except for short-term credits necessary for the clearance of transactions).

     (7) Each Fund, except the Specialized Technology Fund and the Specialized Health Sciences Fund, may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales "against the box"), and provided that transactions in futures contracts and options are not deemed to constitute selling securities short. Short sale transactions not made "against the box" by the Specialized Technology Fund and the Specialized Health Sciences Fund may not exceed the lesser of 5% of the value of the Fund's net assets or 5% of the securities of such class of the issuer.

     (8) Each Fund that is subject to Rule 35d-1 (the "Names Rule") under the 1940 Act, and that has a non-fundamental policy or policies in place to comply with the Names Rule, has adopted the following policy:

     Shareholders will receive at least 60 days' notice of any change to a Fund's non-fundamental policy complying with the Names Rule. The notice will be provided in Plain English in a separate written document, and will contain the following prominent statement or similar statement in bold-face type: "Important Notice Regarding Change in Investment Policy." This statement will appear on both the notice and the envelope in which it is delivered, unless it is delivered separately from other communications to investors, in which case the statement will appear either on the notice or the envelope in which the notice is delivered.

     General
     -------


     Notwithstanding the foregoing policies, any other investment companies in which the Funds may invest have adopted their own investment policies, which may be more or less restrictive than those listed above, thereby allowing a Fund to participate in certain investment strategies indirectly that are prohibited under the fundamental and non-fundamental investment policies listed above.

ADDITIONAL PERMITTED INVESTMENT ACTIVITIES AND ASSOCIATED RISKS

     Set forth below are descriptions of certain investments and additional investment policies for the Funds. Some of the Funds described in this SAI are either gateway feeder funds that invest in a single corresponding core portfolio of Wells Fargo Core Trust ("Core Trust") or gateway blended funds that invest in two or more core portfolios. References to the activities of a gateway fund are understood to refer to the investments of the core portfolio(s) in which the gateway fund invests. Not all Funds participate in all of the investment practices described below. For purposes of monitoring the investment policies and restrictions of the Funds (with the exception of the loans of portfolio securities policy described below), the amount of any securities lending collateral held by a Fund will be excluded in calculating total assets.

     Bank Obligations
     ----------------

     The Funds may invest in bank obligations, including certificates of deposit, time deposits, bankers' acceptances and other short-term obligations of domestic banks, foreign subsidiaries of domestic banks, foreign branches of domestic banks, and domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions. With respect to such securities issued by foreign branches of domestic banks, foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks, a Fund may be subject to additional investment risks that are different in some respects from those incurred by a Fund which invests only in debt obligations of domestic issuers. Such risks include possible future political and economic developments, the possible imposition of foreign withholding and other taxes on interest income payable on and cash payable on the sale of such securities, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these securities and the possible seizure or nationalization of foreign deposits. In addition, foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping standards than those applicable to domestic branches of U.S. banks.

     Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.

     Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits which may be held by a Fund will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation ("FDIC"). Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations, bearing fixed, floating- or variable-interest rates.

     Borrowing
     ---------

     The Funds may borrow money for temporary or emergency purposes, including the meeting of redemption requests. Borrowing involves special risk considerations. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds (or on the assets that were retained rather than sold to meet the needs for which funds were borrowed). Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. Reverse repurchase agreements, short sales not against the box, dollar roll transactions and other similar investments that involve a form of leverage have characteristics similar to borrowings but are not considered borrowings if the Fund maintains a segregated account.

     Commercial Paper
     ----------------

     The Funds may invest in commercial paper (including variable amount master demand notes) which refers to short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are demand obligations which permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payee of such notes whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes. Investments by the Funds in commercial paper (including variable rate demand notes and variable rate master demand notes issued by domestic and foreign bank holding companies, corporations and financial institutions, as well as similar instruments issued by government agencies and instrumentalities) will consist of issues that are rated in one of the two highest rating categories by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Commercial paper may include variable- and floating-rate instruments.

     Convertible Securities
     ----------------------

     The Funds may invest in convertible securities that provide current income and that have a strong earnings and credit record. The Funds may purchase convertible securities that are fixed-income debt securities or preferred stocks, and which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same issuer. Convertible securities, while usually subordinate to similar nonconvertible securities, are senior to common stocks in an issuer's capital structure. Convertible securities offer flexibility by providing the investor with a steady income stream (which generally yield a lower amount than similar nonconvertible securities and a higher amount than common stocks) as well as the opportunity to take advantage of increases in the price of the issuer's common stock through the conversion feature. Fluctuations in the convertible security's price can reflect changes in the market value of the common stock or changes in market interest rates.

     Custodial Receipts for Treasury Securities
     ------------------------------------------

     The Funds may purchase participations in trusts that hold U.S. Treasury securities, such as Treasury Investors Growth Receipts (TIGRs) and Certificates of Accrual on Treasury Securities (CATS), or other obligations where the trust participations evidence ownership in either the future interest payments or the future principal payments on the obligations. These participations are normally issued at a discount to their "face value," and can exhibit greater price volatility than ordinary debt securities because of the way in which their principal and interest are returned to investors.

     Derivative Securities: Futures and Options Contracts
     ----------------------------------------------------

     Futures and options contracts are types of "derivative securities," securities which derive their value, at least in part, from the price of another security or asset, or the level of an index or a rate. As is described in more detail below, a Fund often invests in these securities as a "hedge" against fluctuations in the value of the other securities in that Fund's portfolio, although a Fund may also invest in certain derivative securities for investment purposes only.

     While derivative securities are useful for hedging and investment, they also carry additional risks. A hedging policy may fail if the correlation between the value of the derivative securities and the other investments in a Fund's portfolio does not follow the adviser's expectations. If the adviser's expectations are not met, it is possible that the hedging strategy will not only fail to protect the value of the Fund's investments, but the Fund may also lose money on the derivative security itself. Also, derivative securities are more likely to experience periods when they will not be readily tradable. If, as a result of such illiquidity, a Fund cannot settle a future or option contract at the time the adviser determines is optimal, the Fund may lose money on the investment. Additional risks of derivative securities include: the risk of the disruption of the Fund's ability to trade in derivative securities because of regulatory compliance problems or regulatory changes; credit risk of counterparties to derivative contracts; and market risk (i.e., exposure to adverse price changes).

     The adviser uses a variety of internal risk management procedures to ensure that derivatives use is consistent with a Fund's investment objectives, does not expose a Fund to undue risk and is closely monitored. These procedures include providing periodic reports to the Board of Trustees concerning the use of derivatives.

     The use of derivatives by a Fund also is subject to broadly applicable investment policies. For example, a Fund may not invest more than a specified percentage of its assets in "illiquid securities," including those derivatives that do not have active secondary markets. Nor may a Fund use certain derivatives without establishing adequate "cover" in compliance with the U.S. Securities and Exchange Commission ("SEC") rules limiting the use of leverage.

     Futures Contracts. The Funds may trade futures contracts and options on futures contracts. A futures transaction involves a firm agreement to buy or sell a commodity or financial instrument at a particular price on a specified future date. Futures contracts are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts. Consequently, the only credit risk on futures contracts is the creditworthiness of the exchange.

     The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker when the parties enter into the contract. Initial margin deposits are typically equal to a percentage of the contract's value. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of a Fund's investment limitations. In the event of the bankruptcy of the broker that holds the margin on behalf of a Fund, the Fund may not receive a full refund of its margin.

     Although the Funds intend to purchase or sell futures contracts only if there is an active market for such contracts, a liquid market may not exist for a particular contract at a particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contracts prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subject a Fund to substantial losses. If it is not possible, or a Fund determines not to close a futures position in anticipation of adverse price movements, the Fund may be required to pay additional variation margin until the position is closed.

     The Funds may also purchase options on futures contracts. See "Options Trading" below.

     Options and Futures Contracts. When hedging to attempt to protect against declines in the market value of the Funds' securities, to permit the Funds to retain unrealized gains in the value of Fund securities which have appreciated, or to facilitate selling securities for investment reasons, the Funds would:
(1) sell Stock Index Futures; (2) purchase puts on such futures or securities; or (3) write covered calls on securities or on Stock Index Futures. When hedging to establish a position in the equities markets as a temporary substitute for purchasing particular equity securities (which the Funds will normally purchase and then terminate the hedging position), the Funds would:
(1) purchase Stock Index Futures, or (2) purchase calls on such Futures or on securities. The Funds' strategy of hedging with Stock Index Futures and options on such Futures will be incidental to the Funds' activities in the underlying cash market.

     The Funds may write (i.e., sell) call options ("calls") if: (1) the calls are listed on a domestic securities or commodities exchange and (2) the calls are "covered" (i.e., the Funds own the securities subject to the call or other securities acceptable for applicable escrow arrangements) while the call is outstanding. A call written on a Stock Index Future must be covered by deliverable securities or segregated liquid assets. If a call written by the Funds is exercised, the Funds forego any profit from any increase in the market price above the call price of the underlying investment on which the call was written.

     When the Funds write a call on a security, it receives a premium and agrees to sell the underlying securities to a purchaser of a corresponding call on the same security during the call period (usually not more than 9 months) at a fixed exercise price (which may differ from the market price of the underlying security), regardless of market price changes during the call period. The risk of loss will have been retained by the Funds if the price of the underlying security should decline during the call period, which may be offset to some extent by the premium.

     To terminate its obligation on a call it has written, the Funds may purchase a corresponding call in a "closing purchase transaction." A profit or loss will be realized, depending upon whether the net of the amount of option transaction costs and the premium previously received on the call written was more or less than the price of the call subsequently purchased. A profit may also be realized if the call lapses unexercised, because the Funds retain the underlying security and the premium received. If the Funds could not effect a closing purchase transaction due to the lack of a market, they would have to hold the callable securities until the call lapsed or was exercised.

     The Funds may also write calls on Stock Index Futures without owning a futures contract or a deliverable bond, provided that at the time the call is written, the Funds cover the call by segregating in escrow an equivalent dollar amount of liquid assets. The Funds will segregate additional liquid assets if the value of the escrowed assets drops below 100% of the current value of the Stock Index Future. In no circumstances would an exercise notice require the Funds to deliver a futures contract; it would simply put the Funds in a short futures position, which is permitted by the Funds' hedging policies.

     Special Considerations for the Small Cap Opportunities Fund. The Small Cap Opportunities Fund may write covered calls on up to 100% of its total assets or employ one or more types of instruments to hedge.

     Purchasing Calls and Puts. Certain Funds may purchase put options ("puts") which relate to: (1) securities held by it; (2) Stock Index Futures (whether or not it holds such Stock Index Futures in its Fund); or (3) broadly-based stock indices. A Fund may not sell puts other than those it previously purchased, nor purchase puts on securities it does not hold. A Fund may purchase calls: (1) as to securities, broadly-based stock indices or Stock Index Futures or (2) to effect a "closing purchase transaction" to terminate its obligation on a call it has previously written.

     When a Fund purchases a call (other than in a closing purchase transaction), it pays a premium and, except as to calls on stock indices, has the right to buy the underlying investment from a seller of a corresponding call on the same investment during the call period at a fixed exercise price. A Fund benefits only if the call is sold at a profit or if, during the call period, the market price of the underlying investment is above the sum of the call price plus the transaction costs and the premium paid for the call and the call is exercised. If the call is not exercised or sold (whether or not at a profit), it will become worthless at its expiration date and the Fund will lose its premium payments and the right to purchase the underlying investment. When a Fund purchases a call on a stock index, it pays a premium, but settlement is in cash rather than by delivery of an underlying investment.

     When a Fund purchases a put, it pays a premium and, except as to puts on stock indices, has the right to sell the underlying investment to a seller of a corresponding put on the same investment during the put period at a fixed exercise price. Buying a put on a security or Stock Index Future that a Fund owns enables the Fund to attempt to protect itself during the put period against a decline in the value of the underlying investment below the exercise price by selling the underlying investment at the exercise price to a seller of a corresponding put. If the market price of the underlying investment is equal to or above the exercise price and, as a result, the put is not exercised or resold, the put will become worthless at its expiration date and the Fund will lose its premium payment and the right to sell the underlying investment; the put may, however, be sold prior to expiration (whether or not at a profit).

     Purchasing a put on either a stock index or on a Stock Index Future not held by a Fund permits the Fund either to resell the put or to buy the underlying investment and sell it at the exercise price. The resale price of the put will vary inversely with the price of the underlying investment. If the market price of the underlying investment is above the exercise price and, as a result, the put is not exercised, the put will become worthless on its expiration date. In the event of a decline in price of the underlying investment, the Fund could exercise or sell the put at a profit to attempt to offset some or all of its loss on its Fund securities. When a Fund purchases a put on a stock index, or on a Stock Index Future not held by it, the put protects the Fund to the extent that the index moves in a similar pattern to the securities held. In the case of a put on a stock index or Stock Index Future, settlement is in cash rather than by the Fund's delivery of the underlying investment.

     Stock Index Futures. Certain Funds may buy and sell Stock Index Futures. A stock index is "broadly-based" if it includes stocks that are not limited to issuers in any particular industry or group of industries. Stock Index Futures obligate the seller to deliver (and the purchaser to take) cash to settle the futures transaction, or to enter into an offsetting contract. No physical delivery of the underlying stocks in the index is made.

     No price is paid or received upon the purchase or sale of a Stock Index Future. Upon entering into a futures transaction, a Fund will be required to deposit an initial margin payment in cash or U.S. Treasury bills with a futures commission merchant (the "futures broker"). The initial margin will be deposited with the Fund's custodian in an account registered in the futures broker's name; however the futures broker can gain access to that account only under specified conditions. As the future is marked to market to reflect changes in its market value, subsequent margin payments, called variation margin, will be paid to or by the futures broker on a daily basis. Prior to expiration of the future, if a Fund elects to close out its position by taking an opposite position, a final determination of variation margin is made, and additional cash is required to be paid by or released to the Fund. Although Stock Index Futures by their terms call for settlement by the delivery of cash, in most cases the obligation is fulfilled without such delivery, by entering into an offsetting transaction. All futures transactions are effected through a clearinghouse associated with the exchange on which the contracts are traded.

     Puts and calls on broadly-based stock indices or Stock Index Futures are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question (and thus on price movements in the stock market generally) rather than on price movements in individual securities or futures contracts. When a the Fund buys a call on a stock index or Stock Index Future, it pays a premium. During the call period, upon exercise of a call by a Fund, a seller of a corresponding call on the same index will pay the Fund an amount of cash to settle the call if the closing level of the stock index or Stock Index Future upon which the call is based is greater than the exercise price of the call; that cash payment is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (the "multiplier") which determines the total dollar value for each point of difference. When a Fund buys a put on a stock index or Stock Index Future, it pays a premium and has the right during the put period to require a seller of a corresponding put, upon the Fund's exercise of its put, to deliver to the Fund an amount of cash to settle the put if the closing level of the stock index or Stock Index Future upon which the put is based is less than the exercise price of the put; that cash payment is determined by the multiplier, in the same manner as described above as to calls.

     Foreign Currency Futures Contracts and Foreign Currency Transactions. The Funds may invest in foreign currency futures contracts and foreign currency transactions which entail the same risks as other futures contracts as described above, but have the additional risks associated with international investing (see "Foreign Obligations and Securities" below). Similar to other futures contracts, a foreign currency futures contract is an agreement for the future delivery of a specified currency at a specified time and at a specified price, will be secured by margin deposits, are regulated by the CFTC and are traded on designated exchanges. A Fund will incur brokerage fees when it purchases and sells futures contracts.

     The Funds may invest in foreign currency transactions. Foreign currency transactions, such as forward foreign currency exchange contracts, are also contracts for the future delivery of a specified currency at a specified time and at a specified price. These transactions differ from futures contracts in that they are usually conducted on a principal basis instead of through an exchange, and therefore there are no brokerage fees, margin deposits are negotiated between the parties, and the contracts are settled through different procedures. The adviser, considers on an ongoing basis the creditworthiness of the institutions with which the Fund enters into foreign currency transactions. Despite these differences, however, foreign currency futures contracts and foreign currency transactions (together, "Currency Futures") entail largely the same risks, and therefore the remainder of this section will describe the two types of securities together.

    Because the Funds may invest in securities denominated in currencies other than the U.S. dollar and may temporarily hold funds in bank deposits or other money market investments denominated in foreign currencies, they may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between such currencies and the dollar. Changes in foreign currency exchange rates influence values within the Fund from the perspective of U.S. investors. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. The international balance of payments and other economic and financial conditions, government intervention, speculation and other factors affect these forces.

    A Fund will purchase and sell Currency Futures in order to hedge its portfolio and to protect it against possible variations in foreign exchange rates pending the settlement of securities transactions. If a fall in exchange rates for a particular currency is anticipated, a Fund may sell a Currency Future as a hedge. If it is anticipated that exchange rates will rise, a Fund may purchase a Currency Future to protect against an increase in the price of securities denominated in a particular currency the Fund intends to purchase. These Currency Futures will be used only as a hedge against anticipated currency rate changes. Although such contracts are intended to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result should the value of such currency increase.

    The use of Currency Futures involves the risk of imperfect correlation between movements in futures prices and movements in the price of currencies which are the subject of the hedge. The successful use of Currency Futures strategies also depends on the ability of the Adviser to correctly forecast interest rate movements, currency rate movements and general stock market price movements. There can be no assurance that the Adviser's judgment will be accurate. The use of Currency Futures also exposes a Fund to the general risks of investing in futures contracts: the risk of an illiquid market for the Currency Futures, the risk of exchange-imposed trading limits, and the risk of adverse regulatory actions. Any of these events may cause a Fund to be unable to hedge its securities, and may cause a Fund to lose money on its Currency Futures investments.

     See "Options Trading" below.

     Options Trading. The Funds may purchase or sell options on individual securities or options on indices of securities. The purchaser of an option risks a total loss of the premium paid for the option if the price of the underlying security does not increase or decrease sufficiently to justify the exercise of such option. The seller of an option, on the other hand, will recognize the premium as income if the option expires unrecognized but foregoes any capital appreciation in excess of the exercise price in the case of a call option and may be required to pay a price in excess of current market value in the case of a put option.

     A call option for a particular security gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell, and the writer the option to buy, the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.

     The Funds will write call options only if they are "covered." In the case of a call option on a security or currency, the option is "covered" if a Fund owns the instrument underlying the call or has an absolute and immediate right to acquire that instrument without additional cash consideration (or, if additional cash consideration is required, cash, U.S. Government securities or other liquid high-grade debt obligations, in such amount are held in a segregated account by the Fund's custodian) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if a Fund maintains with its custodian a diversified portfolio of securities comprising the index or liquid assets equal to the contract value. A call option is also covered if a Fund holds an offsetting call on the same instrument or index as the call written. The Funds will write put options only if they are "secured" by liquid assets maintained in a segregated account by the Funds' custodian in an amount not less than the exercise price of the option at all times during the option period.

     Each Fund may buy put and call options and write covered call and secured put options. Options trading is a highly specialized activity which entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. Purchasing options is a specialized investment technique that entails a substantial risk of a complete loss of the amounts paid as premiums to the writer of the option. If the Adviser is incorrect in its forecast of market value or other factors when writing options, the Fund would be in a worse position than it would have been had if it had not written the option. If a Fund wishes to sell an underlying instrument (in the case of a covered call option) or liquidate assets in a segregated account (in the case of a secured put option), the Fund must purchase an offsetting option if available, thereby incurring additional transactions costs.

     Below is a description of some of the types of options in which certain Funds may invest.

     A stock index option is an option contract whose value is based on the value of a stock index at some future point in time. Stock indexes fluctuate with changes in the market values of the stocks included in the index. The effectiveness of purchasing or writing stock index options will depend upon the extent to which price movements in a Fund's investment portfolio correlate with price movements of the stock index selected. Accordingly, successful use by a Fund of options on stock indexes will be subject to the Adviser's ability to correctly analyze movements in the direction of the stock market generally or of particular industry or market segments. When a Fund writes an option on a stock index, the Fund will place in a segregated account with the Fund's custodian cash or liquid securities in an amount at least equal to the market value of the underlying stock index and will maintain the account while the option is open or otherwise will cover the transaction.

     The Funds may invest in stock index futures contracts and options on stock index futures contracts. A stock index futures contract is an agreement in which one party agrees to deliver to the other an amount of cash equal to a specific dollar amount multiplied by the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. Stock index futures contracts may be purchased to protect a Fund against an increase in the prices of stocks that Fund intends to purchase. The purchase of options on stock index futures contracts are similar to other options contracts as described above, where a Fund pays a premium for the option to purchase or sell a stock index futures contract for a specified price at a specified date. With options on stock index futures contracts, a Fund risks the loss of the premium paid for the option.
The Funds may also invest in interest-rate futures contracts and options on interest-rate futures contracts. These securities are similar to stock index futures contracts and options on stock index futures contracts, except they derive their price from an underlying interest rate rather than a stock index.

     Interest-rate and index swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (for example, an exchange of floating-rate payments for fixed-rate payments). Index swaps involve the exchange by a Fund with another party of cash flows based upon the performance of an index of securities. Interest-rate swaps involve the exchange by a Fund with another party of cash flows based upon the performance of a specified interest rate. In each case, the exchange commitments can involve payments to be made in the same currency or in different currencies. The Funds will usually enter into swaps on a net basis. In so doing, the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. If a Fund enters into a swap, it will maintain a segregated account on a gross basis, unless the contract provides for a segregated account on a net basis. The risk of loss with respect to swaps generally is limited to the net amount of payments that a Fund is contractually obligated to make. There is also a risk of a default by the other party to a swap, in which case a Fund may not receive net amount of payments that the Fund contractually is entitled to receive.

     Future Developments. The Funds may take advantage of opportunities in the areas of options and futures contracts and options on futures contracts and any other derivative investments which are not presently contemplated for use by the Funds or which are not currently available but which may be developed, to the extent such opportunities are both consistent with the Funds' investment objective and legally permissible for a Fund. Before entering into such transactions or making any such investment, a Fund would provide appropriate disclosure in its Prospectus or this SAI.

     Dollar Roll Transactions
     ------------------------

     The Funds may enter into "dollar roll" transactions wherein the Fund sells fixed income securities, typically mortgage-backed securities, and makes a commitment to purchase similar, but not identical, securities at a later date from the same party. Like a forward commitment, during the roll period no payment is made for the securities purchased and no interest or principal payments on the security accrue to the purchaser, but the Fund assumes the risk of ownership. A Fund is compensated for entering into dollar roll transactions by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. Like other when-issued securities or firm commitment agreements, dollar roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the price at which the Fund is committed to purchase similar securities. In the event the buyer of securities from a Fund under a dollar roll transaction becomes insolvent, the Fund's use of the proceeds of the transaction may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. The Funds will engage in roll transactions for the purpose of acquiring securities for its portfolio and not for investment leverage.

     Emerging Market Securities
     --------------------------

     Certain Funds may invest in equity securities of companies in "emerging markets." The Funds consider countries with emerging markets to include the following: (i) countries with an emerging stock market as defined by the International Finance Corporation; (ii) countries with low- to middle-income economies according to the International Bank for Reconstruction and Development (more commonly referred to as the World Bank); and (iii) countries listed in World Bank publications as developing. The adviser may invest in those emerging markets that have a relatively low gross national product per capita, compared to the world's major economies, and which exhibit potential for rapid economic growth. The adviser believes that investment in equity securities of emerging market issuers offers significant potential for long-term capital appreciation.

     Equity securities of emerging market issuers may include common stock, preferred stocks (including convertible preferred stocks) and warrants; bonds, notes and debentures convertible into common or preferred stock; equity interests in foreign investment funds or trusts and real estate investment trust securities. The Funds may invest in American Depositary Receipts ("ADRs"), Canadian Depositary Receipts ("CDRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") and International Depositary Receipts ("IDRs") of such issuers.

     Emerging market countries include, but are not limited to: Argentina, Brazil, Chile, China, the Czech Republic, Columbia, Ecuador, Greece, Hong Kong, Indonesia, India, Malaysia, Mexico, the Philippines, Poland, Portugal, Peru, Russia, Singapore, South Africa, Thailand, Taiwan and Turkey. A company is considered in a country, market or region if it conducts its principal business activities there, namely, if it derives a significant portion (at least 50%) of its revenues or profits from goods produced or sold, investments made, or services performed therein or has at least 50% of its assets situated in such country, market or region.

     There are special risks involved in investing in emerging-market countries. Many investments in emerging markets can be considered speculative, and their prices can be much more volatile than in the more developed nations of the world. This difference reflects the greater uncertainties of investing in less established markets and economies. The financial markets of emerging markets countries are generally less well capitalized and thus securities of issuers based in such countries may be less liquid. Most are heavily dependent on international trade, and some are especially vulnerable to recessions in other countries. Many of these countries are also sensitive to world commodity prices. Some countries may still have obsolete financial systems, economic problems or archaic legal systems. The currencies of certain emerging market countries, and therefore the value of securities denominated in such currencies, may be more volatile than currencies of developed countries. In addition, many of these nations are experiencing political and social uncertainties.

     Floating- and Variable-Rate Obligations
     ---------------------------------------

     The Funds may purchase floating- and variable-rate obligations such as demand notes and bonds. Variable-rate demand notes include master demand notes that are obligations that permit a Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund, as lender, and the borrower. The interest rate on a floating-rate demand obligation is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable-rate demand obligation is adjusted automatically at specified intervals. The issuer of such obligations ordinarily has a right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days notice to the holders of such obligations. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks.

     There generally is no established secondary market for these obligations because they are direct lending arrangements between the lender and borrower. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, a Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and each Fund may invest in obligations which are not so rated only if the adviser determines that at the time of investment the obligations are of comparable quality to the other obligations in which such Fund may invest. The adviser, on behalf of each Fund, considers on an ongoing basis the creditworthiness of the issuers of the floating- and variable-rate demand obligations in such Fund's portfolio. Floating- and variable-rate instruments are subject to interest-rate and credit risk.

     The floating- and variable-rate instruments that the Funds may purchase include certificates of participation in such instruments.

     Foreign Obligations and Securities
     ----------------------------------

     Certain Funds may invest in foreign company stocks which may lose value or be more difficult to trade as a result of adverse changes in currency exchange rates or other developments in the issuer's home country. Concentrated investment in any single country, especially a less developed country, would make the Fund's value more sensitive to economic, currency and regulatory changes within that country. The Funds may also invest in securities of companies located or operating in countries considered developing or to have "emerging" stock markets. Emerging market countries are often dependent on international trade and are therefore often vulnerable to events in other countries. They may have less developed financial systems and volatile currencies and may be more sensitive than more mature markets to a variety of economic factors. Emerging market securities may also be less liquid than securities of more developed countries, which may make them more difficult to sell, particularly during a market downturn.

     The Funds may invest in high-quality, short-term debt obligations of foreign branches of U.S. banks, U.S. branches of foreign banks and short-term debt obligations of foreign governmental agencies that are denominated in and pay interest in U.S. dollars. Investments in foreign obligations involve certain considerations that are not typically associated with investing in domestic obligations. There may be less publicly available information about a foreign issuer than about a domestic issuer and the available information may be less reliable. In addition, with respect to certain foreign countries, taxes may be withheld at the source under foreign tax laws, and there is a possibility of expropriation or confiscatory taxation, political or social instability or diplomatic developments that could adversely affect investments in, the liquidity of, and the ability to enforce contractual obligations with respect to, securities of issuers located in those countries. The Funds may invest in securities denominated in currencies other than the U.S. dollar and may temporarily hold funds in bank deposits or other money market investments denominated in foreign currencies. Therefore, the Funds may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between such currencies and the dollar. Changes in foreign currency exchange rates influence values within a Fund from the perspective of U.S. investors. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors.

     The Funds may enter into currency forward contracts ("forward contracts") to attempt to minimize the risk to the Funds from adverse changes in the relationship between currencies or to enhance income. A forward contract is an obligation to buy or sell a specific currency for an agreed price at a future date which is individually negotiated and is privately traded by currency traders and their customers. The Funds will either cover a position in such a transaction or maintain, in a segregated account with their custodian bank, cash or high-grade marketable money market securities having an aggregate value equal to the amount of any such commitment until payment is made.

     The Funds may also invest in foreign securities through ADRs, CDRs, EDRs, IDRs and GDRs or other similar securities convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs (sponsored or unsponsored) are receipts typically issued by a U.S. bank or trust company and traded on a U.S. stock exchange, and CDRs are receipts typically issued by a Canadian bank or trust company that evidence ownership of underlying foreign securities. Issuers of unsponsored ADRs are not contractually obligated to disclose material information in the U.S. and, therefore, such information may not correlate to the market value of the unsponsored ADR.

EDRs and IDRs are receipts typically issued by European banks and trust companies, and GDRs are receipts issued by either a U.S. or non-U.S. banking institution, that evidence ownership of the underlying foreign securities. Generally, ADRs in registered form are designed for use in U.S. securities markets and EDRs and IDRs in bearer form are designed primarily for use in Europe.

    For temporary defensive purposes, Funds may invest in fixed income securities of non-U.S. governmental and private issuers. Such investments may include bonds, notes, debentures and other similar debt securities, including convertible securities.

    Investments in foreign obligations involve certain considerations that are not typically associated with investing in domestic securities. There may be less publicly available information about a foreign issuer than about a domestic issuer. Foreign issuers also are not generally subject to the same accounting, auditing and financial reporting standards or governmental supervision as domestic issuers. In addition, with respect to certain foreign countries, taxes may be withheld at the source under foreign tax laws, and there is a possibility of expropriation or confiscatory taxation, political, social and monetary instability or diplomatic developments that could adversely affect investments in, the liquidity of, and the ability to enforce contractual obligations with respect to, securities of issuers located in those countries.

    Investment income on and sales proceeds payable on certain foreign securities in which a Fund may invest may be subject to foreign withholding or other taxes that could reduce the return on these securities. Applicable tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which a Fund would otherwise be subject.

    Forward Commitments, When-Issued Purchases and Delayed-Delivery Transactions
    ----------------------------------------------------------------------------

    Each Fund may purchase or sell securities on a when-issued or delayed-delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines, or the value of the security to be sold increases, before the settlement date.

    Each Fund will segregate cash, U.S. Government obligations or other high-quality debt instruments in an amount at least equal in value to the Fund's commitments to purchase when-issued securities. If the value of these assets declines, the Fund will segregate additional liquid assets on a daily basis so that the value of the segregated assets is equal to the amount of such commitments.

    Illiquid Securities
    -------------------

    The Funds may invest in securities not registered under the Securities Act of 1933, as amended (the "1933 Act") and other securities subject to legal or other restrictions on resale. Illiquid securities may be difficult to sell promptly at an acceptable price. Delay or difficulty in selling securities may result in a loss or be costly to a Fund.

     Initial Public Offerings
     ------------------------

     Certain Funds may also invest in smaller companies and initial public offerings which typically have additional risks including more limited product lines, markets and financial resources than larger, more seasoned companies and their securities may trade less frequently and in more limited volume than those of larger, more mature companies.

     Loans of Portfolio Securities
     -----------------------------

     Each Fund may lend its portfolio securities pursuant to guidelines approved by the Board of Trustees of the Trust to brokers, dealers and financial institutions, provided: (1) the loan is secured continuously by collateral consisting of cash, securities of the U.S. Government, its agencies or instrumentalities, or an irrevocable letter of credit issued by a bank organized under the laws of the United States, organized under the laws of a State, or a foreign bank that has filed an agreement with the Federal Reserve Board to comply with the same rules and regulations applicable to U.S. banks in securities credit transactions, and such collateral being maintained on a daily marked-to-market basis in an amount at least equal to the current market value of the securities loaned plus any accrued interest or dividends; (2) the Fund may at any time call the loan and obtain the return of the securities loaned upon sufficient prior notification; (3) the Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed the limits established by the 1940 Act.

     A Fund will earn income for lending its securities because cash collateral pursuant to these loans will be invested subject to the investment objectives, principal investment strategies and policies of the Fund. In connection with lending securities, a Fund may pay reasonable finders, administrative and custodial fees. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to provide additional collateral. In either case, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. Although voting rights, or rights to consent, attendant to securities on loan pass to the borrower, such loans may be called at any time and will be called so that the securities may be voted by a Fund if a material event affecting the investment is to occur. A Fund may pay a portion of the interest or fees earned from securities lending to a borrower or securities lending agent. Borrowers and placing brokers may not be affiliated, directly or indirectly, with the Trust, the adviser, or the distributor.

     Wells Fargo Bank Minnesota, N.A. ("Wells Fargo Bank MN" or "Custodian") acts as Securities Lending Agent for the Funds, subject to the overall supervision of the Funds' investment adviser. Pursuant to an exemptive order granted by the SEC, Wells Fargo Bank MN is entitled to receive a portion of the revenues generated by securities lending activities as compensation for its services in this regard.

     Money Market Instruments and Temporary Investments
     --------------------------------------------------

     The Funds may invest in the following types of high quality money market instruments that have remaining maturities not exceeding one year: (i) U.S. Government obligations; (ii) negotiable certificates of deposit, bankers' acceptances and fixed time deposits and other obligations of domestic banks (including foreign branches) that have more than $1 billion in total assets at the time of investment and are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the FDIC; (iii) commercial paper rated at the date of purchase "Prime-1" by Moody's or "A-1" or "A-1--" by S&P, or, if unrated, of comparable quality as determined by the adviser; and (iv) repurchase agreements. The Funds also may invest in short-term U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that at the time of investment: (i) have more than $10 billion, or the equivalent in other currencies, in total assets; (ii) are among the 75 largest foreign banks in the world as determined on the basis of assets; (iii) have branches or agencies in the United States; and (iv) in the opinion of the Adviser, are of comparable quality to obligations of U.S. banks which may be purchased by the Funds.

     Letters of Credit. Certain of the debt obligations (including certificates of participation, commercial paper and other short-term obligations) which the Funds may purchase may be backed by an unconditional and irrevocable letter of credit of a bank, savings and loan association or insurance company which assumes the obligation for payment of principal and interest in the event of default by the issuer. Only banks, savings and loan associations and insurance companies which, in the opinion of the Adviser, are of comparable quality to issuers of other permitted investments of the Fund may be used for letter of credit-backed investments.

     Mortgage-Related and Other Asset-Backed Securities
     --------------------------------------------------

     The Funds may invest in mortgage-related securities. Mortgage pass-through securities are securities representing interests in "pools" of mortgages in which payments of both interest and principal on the securities are made monthly, in effect "passing through" monthly payments made by the individual borrowers on the residential mortgage loans which underlie the securities (net of fees paid to the issuer or guarantor of the securities). Early repayment of principal on mortgage pass-through securities may expose a Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, in the event of prepayment the value of the premium would be lost. Like other fixed-income securities, when interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities. Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government or its agencies or instrumentalities. Mortgage pass-through securities created by non-government issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance, and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers.

     Prepayment and Extension Risk. The stated maturities of mortgage-related securities may be shortened by unscheduled prepayments of principal on the underlying mortgages, or extended in rising interest rate environments. Therefore, it is not possible to predict accurately the average maturity of a particular mortgage-related security. Variations in the maturities of mortgage-related securities will affect the yield of the Fund. Rates of repayment of principal on mortgage-related securities that are higher or lower than expected may expose a Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, in the event of prepayment the value of the premium would be lost. Like other fixed-income securities, when interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities.

     Collateralized Mortgage Obligations ("CMOs"). The Funds may also invest in investment grade CMOs. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by the Government National Mortgage Association ("GNMA"), the Federal Home Loan Mortgage Corporation ("FHLMC") or the Federal National Mortgage Association (" FNMA"). CMOs are structured into multiple classes, with each class bearing a different stated maturity. Payments of principal, including prepayments, are first returned to investors holding the shortest maturity class; investors holding the longer maturity classes receive principal only after the first class has been retired. As new types of mortgage-related securities are developed and offered to investors, the Adviser will, consistent with a Fund's investment objective, policies and quality standards, consider making investments in such new types of mortgage-related securities.

     There are risks inherent in the purchase of mortgage-related securities. For example, these securities are subject to a risk that default in payment will occur on the underlying mortgages. In addition to default risk, these securities are subject to the risk that prepayment on the underlying mortgages will occur earlier or later or at a lessor or greater rate than expected. To the extent that the Adviser's assumptions about prepayments are inaccurate, these securities may expose the Funds to significantly greater market risks than expected.

     Other Asset-Backed Securities. The Funds may purchase asset-backed securities unrelated to mortgage loans. These asset-backed securities may consist of undivided fractional interests in pools of consumer loans or receivables held in trust. Examples include certificates for automobile receivables (CARS) and credit card receivables (CARDS). Asset-backed securities are dependent upon payment of the consumer loans or receivables by individuals, and the certificate holder frequently has no recourse to the entity that originated the loans or receivables. The actual maturity and realized yield will vary based upon the prepayment experience of the underlying asset pool and prevailing interest rates at the time of prepayment. Asset-backed securities are relatively new instruments and may be subject to greater risk of default during periods of economic downturn than other instruments. Also, the secondary market for certain asset-backed securities may not be as liquid as the market for other types of securities, which could result in a Fund experiencing difficulty in valuing or liquidating such securities.

     Other Investment Companies
     --------------------------

     The Funds may invest in shares of other open-end management investment companies, up to the limits prescribed in Section 12(d) of the 1940 Act. Currently, under the 1940 Act, a Fund that invests directly in a portfolio of securities is limited to, subject to certain exceptions, (i) 3% of the total voting stock of any one investment company, (ii) 5% of such Fund's total assets with respect to any one investment company and (iii) 10% of such Fund's total assets. Gateway funds, whose policies are to invest some or all of their assets in the securities of one or more open-end management investment companies, are excepted from these limitations. Other investment companies in which the Funds invest can be expected to charge fees for operating expenses, such as investment advisory and administration fees, that would be in addition to those charged by the Funds.

     iShares. The Funds may invest in "iShares" securities, which are index-tracking mutual funds sold in 50,000 share "Creation Units," primarily to institutions or other large investors. iShares seek investment results that correspond generally to the price and yield performance, before fees and expenses, of a particular equity market index.

     Closed-End Investment Companies
     -------------------------------

     The Funds may invest in the securities of closed-end investment companies that invest primarily in foreign securities. Because of restrictions on direct investment by U.S. entities in certain countries, other investment companies may provide the most practical or only way for the Fund to invest in certain markets. The Funds will invest in such companies when, in the Adviser's judgment, the potential benefits of the investment justify the payment of any applicable premium or sales charge. Other investment companies incur their own fees and expenses.

     Participation Interests
     -----------------------

     The Funds may purchase participation interests in loans or instruments in which the Fund may invest directly that are owned by banks or other institutions. A participation interest gives a Fund an undivided proportionate interest in a loan or instrument. Participation interests may carry a demand feature permitting the holder to tender the interests back to the bank or other institution. Participation interests, however, do not provide the Fund with any right to enforce compliance by the borrower, nor any rights of set-off against the borrower and the Fund may not directly benefit from any collateral supporting the loan in which it purchased a participation interest. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation interest.

     Privately Issued Securities
     ---------------------------

     The Funds may invest in privately issued securities, including those which may be resold only in accordance with Rule 144A under the Securities Act of 1933 ("Rule 144A Securities"). Rule 144A Securities are restricted securities that are not publicly traded. Accordingly, the liquidity of the market for specific Rule 144A Securities may vary. Delay or difficulty in selling such securities may result in a loss to a Fund. Privately issued or Rule 144A securities that are determined by the investment Adviser to be "illiquid" are subject to the Funds' policy of not investing more than 15% of its net assets in illiquid securities. The investment Adviser, under guidelines approved by Board of Trustees of the Trust, will evaluate the liquidity characteristics of each Rule 144A Security proposed for purchase by a Fund on a case-by-case basis and will consider the following factors, among others, in their evaluation: (1) the frequency of trades and quotes for the Rule 144A Security; (2) the number of dealers willing to purchase or sell the Rule 144A Security and the number of other potential purchasers; (3) dealer undertakings to make a market in the Rule 144A Security; and (4) the nature of the Rule 144A Security and the nature of the marketplace trades (e.g., the time needed to dispose of the Rule 144A Security, the method of soliciting offers and the mechanics of transfer).

     Repurchase Agreements.  The Funds may enter into repurchase agreements,
     ---------------------
wherein the seller of a security to a Fund agrees to repurchase that security from a Fund at a mutually agreed upon time and price. All repurchase agreements will be fully "collaterized," as defined in or under the 1940 Act. A Fund may enter into repurchase agreements only with respect to securities that could otherwise be purchased by such Fund. All repurchase agreements will be fully collateralized at 102% based on values that are marked to market daily. The maturities of the underlying securities in a repurchase agreement transaction may be greater than twelve months, although the maximum term of a repurchase agreement will always be less than twelve months. If the seller defaults and the value of the underlying securities has declined, a Fund may incur a loss. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, the Funds' disposition of the security may be delayed or limited.

     A Fund may not enter into a repurchase agreement with a maturity of more than seven days, if, as a result, more than 15% of the market value of such Fund's net assets would be invested in repurchase agreements with maturities of more than seven days and illiquid securities. A Fund will only enter into repurchase agreements with primary broker/dealers and commercial banks that meet guidelines established by the Board of Trustees and that are not affiliated with the investment adviser. The Funds may participate in pooled repurchase agreement transactions with other funds advised by the Adviser.

     Reverse Repurchase Agreements
     -----------------------------

     The Funds may enter into reverse repurchase agreements (an agreement under which a Fund sells its portfolio securities and agrees to repurchase them at an agreed-upon date and price). At the time a Fund enters into a reverse repurchase agreement it will place in a segregated custodial account liquid assets such as U.S. Government securities or other liquid high-grade debt securities having a value equal to or greater than the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that such value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Funds may decline below the price at which the Funds are obligated to repurchase the securities. Reverse repurchase agreements may be viewed as a form of borrowing.

     Short Sales
     -----------

     A short sale is a transaction in which a Fund sells a security it does not own in anticipation of a decline in market price. When a Fund makes a short sale, the proceeds it receives are retained by the broker until the Fund replaces the borrowed security. In order to deliver the security to the buyer, the Fund must arrange through a broker to borrow the security and, in so doing, the Fund becomes obligated to replace the security borrowed at its market price at the time of replacement, whatever that price may be. Short sales "against the box" means that the Fund owns the securities, which are placed in a segregated account until the transaction is closed out.

     The value of securities of any issuer in which a Fund maintains a short position that is not "against the box" may not exceed the lesser of 5% of the value of the Fund's net assets or 5% of the securities of such class of the issuer. A Fund's ability to enter into short sales transactions is limited by the requirements of the Investment Company Act of 1940 (the "1940 Act").

     Short sales by a Fund that are not made "against the box" create opportunities to increase the Fund's return but, at the same time, involve special risk considerations and may be considered a speculative technique.
Since a Fund in effect profits from a decline in the price of the securities sold short without the need to invest the full purchase price of the securities on the date of the short sale, the Fund's net asset value per share will tend to increase more when the securities it has sold short decrease in value, and to decrease more when the securities it has sold short increase in value, than would otherwise be the case if it had not engaged in such short sales. Short sales theoretically involve unlimited loss potential, as the market price of securities sold short may continuously increase, although a Fund may mitigate such losses by replacing the securities sold short before the market price has increased significantly. Under adverse market conditions, a Fund might have difficulty purchasing securities to meet its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales.

     If a Fund makes a short sale "against the box," the Fund would not immediately deliver the securities sold an would not receive the proceeds from the sale. The seller is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. A Fund's decision to make a short sale "against the box" may be a technique to hedge against market risks when the Investment Manager believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund or a security convertible into or exchangeable for such security. In such case, any future losses in the Fund's long position would be reduced by a gain in the short position.

     In view of the SEC, a short sale involves the creation of a "senior security" as such term is defined in the 1940 Act, unless the sale is "against the box" and the securities sold are placed in a segregated account (not with the broker), or unless the Fund's obligation to deliver the securities sold short is "covered" by segregating (not with the broker) cash, U.S. Government securities or other liquid debt or equity securities in an amount equal to the difference between the market value of the securities sold short at the time of the short sale and any cash or securities required to be deposited as collateral with a broker in connection with the sale (not including the proceeds from the short sale), which difference is adjusted daily for changes in the value of the securities sold short. The total value of the cash and securities deposited with the broker and otherwise segregated may not at any time be less than the market value of the securities sold short at the time of the short sale.

    To avoid limitations under the 1940 Act on borrowing by investment companies, short sales by each Fund will be "against the box," or the Fund's obligation to deliver the securities sold short will be "covered" by segregating cash, U.S. Government securities or other liquid debt or equity securities in an amount equal to the market value of its delivery obligation. A Fund will not make short sales of securities or maintain a short position if doing so could create liabilities or require collateral deposits and segregation of assets aggregating more than 25% of the value of the Fund's total assets.

     Small Company Securities
     ------------------------

     Investments in small capitalization companies carry greater risk than investments in larger capitalization companies. Smaller capitalization companies generally experience higher growth rates and higher failure rates than do larger capitalization companies; and the trading volume of smaller capitalization companies' securities is normally lower than that of larger capitalization companies and, consequently, generally has a disproportionate effect on market price (tending to make prices rise more in response to buying demand and fall more in response to selling pressure).

     Securities owned by a Fund that are traded in the over-the-counter market or on a regional securities exchange may not be traded every day or in the volume typical of securities trading on a national securities exchange. As a result, disposition by a Fund of a portfolio security, to meet redemption requests by other investors or otherwise, may require the Fund to sell these securities at a discount from market prices, to sell during periods when disposition is not desirable, or to make many small sales over a lengthy period of time.

     Investment in small, unseasoned issuers generally carry greater risk than is customarily associated with larger, more seasoned companies. Such issuers often have products and management personnel that have not been tested by time or the marketplace and their financial resources may not be as substantial as those of more established companies. Their securities (which a Fund may purchase when they are offered to the public for the first time) may have a limited trading market that can adversely affect their sale by the Fund and can result in such securities being priced lower than otherwise might be the case. If other institutional investors engaged in trading this type of security, a Fund may be forced to dispose of its holdings at prices lower than might otherwise be obtained.

     Synthetic Convertible Securities
     --------------------------------

     Each Fund may invest in "synthetic" convertible securities, which are derivative positions composed of two or more different securities whose investment characteristics, taken together, resemble those of convertible securities. For example, a Fund may purchase a non-convertible debt security and a warrant or option, which enables a Fund to have a convertible-like position with respect to a company, group of companies or stock index.
Synthetic convertible securities are typically offered by financial institutions and investment banks in private placement transactions. Upon conversion, the Fund generally receives an amount in cash equal to the difference between the conversion price and the then current value of the underlying security. Unlike a true convertible security, a synthetic convertible comprises two or more separate securities, each with its own market value. Therefore, the market value of a synthetic convertible is the sum of the values of its fixed-income component and its convertible component. For this reason, the values of a synthetic convertible and a true convertible security may respond differently to market fluctuations. A Fund only invests in synthetic convertibles with respect to companies whose corporate debt securities are rated "A" or higher by Moody's or Standard &

Poor's and will not invest more than 15% of its net assets in such synthetic securities and other illiquid securities.

     Unrated Investments
     -------------------

     The Funds may purchase instruments that are not rated if, in the opinion of the Adviser, such obligations are of investment quality comparable to other rated investments that are permitted to be purchased by such Fund. After purchase by a Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require a sale of such security by the Fund. To the extent the ratings given by Moodys or S&P may change as a result of changes in such organizations or their rating systems, a Fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in its Prospectus and in this SAI. The ratings of Moodys and S&P are more fully described in the SAI Appendix.

     U.S. Government Obligations
     ---------------------------

     The Funds may invest in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government obligations"). Payment of principal and interest on U.S. Government obligations (i) may be backed by the full faith and credit of the United States (as with U.S. Treasury bills and GNMA certificates) or (ii) may be backed solely by the issuing or guaranteeing agency or instrumentality itself (as with FNMA notes). In the latter case investors must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government will provide financial support to its agencies or instrumentalities where it is not obligated to do so. In addition, U.S. Government obligations are subject to fluctuations in market value due to fluctuations in market interest rates. As a general matter, the value of debt instruments, including U.S. Government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government obligations are subject to fluctuations in yield or value due to their structure or contract terms.

     Warrants
     --------

     The Funds may invest in warrants. Warrants represent rights to purchase securities at a specific price valid for a specific period of time. The prices of warrants do not necessarily correlate with the prices of the underlying securities. A Fund may only purchase warrants on securities in which the Fund may invest directly.

     Nationally Recognized Statistical Ratings Organizations
     -------------------------------------------------------

     The ratings of Moody's, S&P, Duff & Phelps Credit Rating Co., Fitch Investors Service, Inc., Thomson Bank Watch, and IBCA Inc. represent their opinions as to the quality of debt securities. It should be emphasized, however, that ratings are general and not absolute standards of quality, and debt securities with the same maturity, interest rate and rating may have different yields while debt securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to purchase by a Fund, an issue of debt securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by a Fund. The adviser will consider such an event in determining whether the Fund involved should continue to hold the obligation.

                                  MANAGEMENT

     The following information supplements, and should be read in conjunction with, the section in each Prospectus entitled "Organization and Management of the Funds." The principal occupations during the past five years of the Trustees and principal executive Officers of the Trust are listed below. The address of each, unless otherwise indicated, is 525 Market Street, 12th Floor, San Francisco, CA 94105. Trustees deemed to be "interested persons" of the Trust for purposes of the 1940 Act are indicated by an asterisk.

                                                           Principal Occupations
Name, Age and Address                  Position            During Past 5 Years
---------------------                  --------            -------------------
*Robert C. Brown, 70                   Trustee             Director, Federal Farm Credit Banks Funding
                                                           Corporation and Farm Credit System Financial
                                                           Assistance Corporation since February 1993.

Thomas S. Goho, 59                     Trustee             Business Associate Professor, Wake Forest
                                                           University, Calloway School of Business and
                                                           Accountancy since 1994.

Peter G. Gordon, 59                    Trustee             Chairman and Co-Founder of Crystal Geyser
                                                           Water Company and President of Crystal Geyser
                                                           Roxane Water Company since 1977.

*W. Rodney Hughes, 75                  Trustee             Private Investor.

Richard M. Leach, 68                   Trustee             President of Richard M. Leach Associates (a
                                                           financial consulting firm) since 1992.

*J. Tucker Morse, 57                   Trustee             Private Investor/Real Estate Developer;
                                                           Chairman of Vault Holdings, LLC.

Timothy J. Penny, 50                   Trustee             Senior Counselor to the public relations firm
                                                           of Himle-Horner since January 1995 and Senior
                                                           Fellow at the Humphrey Institute, Minneapolis,
                                                           Minnesota (a public policy organization) since
                                                           January 1995.

Donald C. Willeke, 61                  Trustee             Principal of the law firm of Willeke & Daniels.

                                                           Principal Occupations
Name, Age and Address                  Position            During Past 5 Years
---------------------                  --------            -------------------
Michael J. Hogan, 42                   President           Executive Vice President of Wells Fargo Bank,
                                                           N.A. since July 1999.  President of Wells
                                                           Fargo Funds Management, LLC since March 2001.
                                                           Senior Vice President of Wells Fargo Bank,
                                                           N.A. from April 1997 to May 1999.  Vice
                                                           President of American Express Financial
                                                           Advisors from May 1996 to April 1997, and
                                                           Director of American Express Financial
                                                           Advisors from March 1993 to May 1996.

Karla M. Rabusch, 42                   Treasurer           Senior Vice President of Wells Fargo Bank,
                                                           N.A., since May 2000.  Senior Vice President
                                                           and Chief Administrative Officer of Wells
                                                           Fargo Funds Management, LLC since March 2001.
                                                           Vice President of Wells Fargo Bank, N.A. from
                                                           December 1997 to May 2000.  Prior thereto,
                                                           Director of Managed Assets Investment
                                                           Accounting of American Express Financial
                                                           Advisors from May 1994 to November 1997.

C. David Messman, 41                   Secretary           Vice President and Senior Counsel of Wells
                                                           Fargo Bank, N.A. since January 1996.  Vice
                                                           President and Secretary of Wells Fargo Funds
                                                           Management, LLC since March 2001.

     Each of the Trustees and Officers listed above act in the identical capacities for Wells Fargo Variable Trust ("Variable Trust") and Core Trust (including the Trust, collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Nominating Committees of the Trust, and of each other trust in the Fund Complex.

     Each Trustee receives an annual retainer (payable quarterly) of $40,000 from the Fund Complex, and also receives a combined fee of $1,000 for attendance at Fund Complex Board meetings, and a combined fee of $250 for attendance at committee meetings. If a committee meeting is held absent a full Board meeting, each attending Trustee will receive a $1,000 combined fee. These fees apply equally for in-person or telephonic meetings, and Trustees are reimbursed for all out-of-pocket expenses related to attending meetings. The Trustees do not receive any retirement benefits or deferred compensation from the Trust or any other member of the Fund Complex. The Trust's officers are not compensated by the Trust for their services. For the year ended September 30, 2001, the Trustees received the following compensation:

                              Compensation Table
                         Year Ended September 30, 2001
                         -----------------------------

     Trustee                                                 Compensation
     -------                                                 ------------
     Robert C. Brown                                            $58,936
     Donald H. Burkhardt*                                       $13,162
     Jack S. Euphrat*                                           $12,444
     Thomas S. Goho                                             $64,016
     Peter G. Gordon                                            $58,417
     W. Rodney Hughes                                           $56,716
     Richard M. Leach                                           $65,163
     J. Tucker Morse                                            $63,470
     Timothy J. Penny                                           $58,639
     Donald C. Willeke                                          $60,688

_______________
* Retired as of 12/31/00

     As of the date of this SAI, Trustees and officers of the Trust, as a group, beneficially owned less than 1% of the outstanding shares of the Trust.

     Investment Adviser.  Wells Fargo Funds Management, LLC ("Funds Management"
     ------------------
or "Adviser") assumed investment advisory responsibilities for each of the Funds on March 1, 2001. For providing these services, Funds Management is entitled to receive fees at the same annual rates as were applicable under the advisory contract with Wells Fargo Bank, that are described below. Funds Management, an indirect wholly-owned subsidiary of Wells Fargo & Company and an affiliate of Wells Fargo Bank, was created in early 2001 to succeed to the mutual fund advisory responsibilities of Wells Fargo Bank. The Funds' Adviser is responsible for developing the investment policies and guidelines for the Funds, and for supervising the sub-advisers who are responsible for the day-to-day portfolio management of the Funds.

     The Funds operate under three types of advisory arrangements: (i) stand-alone Funds with an investment adviser and sub-adviser; (ii) gateway feeder Funds that invest in a single corresponding core portfolio of Core Trust and have "dormant" advisory arrangements at the gateway level; and (iii) gateway blended Funds that invest in two or more core portfolios and have both active and dormant advisory arrangements at the gateway level.

     As compensation for its advisory services for the following stand-alone Funds, Funds Management is entitled to receive a monthly fee at the annual rates indicated below of each Fund's average daily net assets:

                                                       Annual Rate
Stand-Alone Funds                            (as a percentage of net assets)
-----------------                            -------------------------------
Equity Index                                              0.25%
Equity Value                                              0.75%
Growth                                                    0.75%
International Equity                                      1.00%
Mid Cap Growth                                            0.75%
OTC Growth                                                0.65%
Small Cap Growth                                          0.90%
Small Cap Opportunities                                   0.90%
Specialized Health Sciences                               0.95%
Specialized Technology                                    1.05%

     As described in the second category above, the gateway feeder Funds (the "Gateway Funds") each invest 100% of their assets in a single respective core portfolio of Core Trust. Because the Gateway Funds invest all of their assets in a single portfolio, no investment advisory services are currently provided at the gateway feeder Fund level. However, in order to preserve flexibility to allow the Gateway Funds to either invest in more than one core portfolio of Core Trust or to convert to a stand-alone Fund with a direct advisory relationship, the following Funds have a "dormant" advisory arrangement with Funds Management. Under the dormant advisory arrangement, Funds Management will receive no advisory fees as long as the Gateway Fund invests all (or substantially all) of its assets in one core portfolio of Core Trust. In the event that the Gateway Fund converts into a gateway blended Fund as described above, Funds Management as Adviser would be entitled to receive a fee of 0.25% for asset allocation services. The dormant advisory rate listed below mirrors the advisory fee charged by Funds Management to the Core Trust portfolio in which the Gateway Fund invests.

                                   Active              Dormant Asset           Pass-through
Gateway Feeder Fund             Advisory Fees       Allocation Fees*         Advisory Fees**
-------------------             -------------       ----------------        ----------------
Equity Income                       0.00%                  0.25%                   0.75%
Index                               0.00%                  0.25%                   0.15%
International                       0.00%                  0.25%                   1.00%
Large Cap Appreciation              0.00%                  0.25%                   0.70%
Large Company Growth                0.00%                  0.25%                   0.75%
Small Cap Value                     0.00%                  0.25%                   0.90%
Small Company Growth                0.00%                  0.25%                   0.90%
Small Company Value                 0.00%                  0.25%                   0.90%

_____________________
* Represents the proposed advisory fee payable to Funds Management as adviser if the Fund converts into a gateway blended Fund.

** Represents the advisory fee payable to Funds Management as adviser to the portfolio(s) of Core Trust in which the Fund invests. This would be the proposed advisory fee payable to Funds Management as adviser if the Fund converts into a stand-alone Fund.

     As described in the third category above, the following gateway blended Funds invest their respective assets in two or more Funds of Core Trust. For these Funds, Funds Management determines the core portfolios of Core Trust in which each gateway blended Fund invests and the percentage allocation that each gateway blended Fund would make to each core portfolio. For these asset allocation services, Funds Management is entitled to receive a fee as indicated in the chart below. The gateway blended Funds also have the dormant advisory arrangements described above with respect to the gateway feeder Funds.

                                        Advisory Fees                        Core Level
Gateway Blended Funds          (Maximum Asset Allocation Fees)         Dormant Advisory Fees*
---------------------          -------------------------------       -------------------------
Diversified Equity                           0.25%                             0.72%
Diversified Small Cap                        0.25%                             0.87%
Growth Equity                                0.25%                             0.97%

______________________
* Because the gateway blended Funds invest in two or more Core Trust portfolios with varying advisory fees, the dormant advisory fees are based on a formula that reflects a blended fee rate.

     As discussed in the "Historical Fund Information" section, the Funds, except for the Large Cap Appreciation, Mid Cap Growth, OTC Growth, Small Company Value, Specialized Health Sciences and Specialized Technology Funds, were created as part of the reorganization of the Stagecoach and Norwest Funds. Therefore, the information shown below concerning the dollar amount of advisory (and other) fees paid shows the dollar amount of fees paid to either Wells Fargo Bank/Funds Management or NIM by a Fund or its predecessor portfolio that is considered the surviving entity for accounting purposes. The Small Company Value Fund commenced operations after the Funds' fiscal year end, and thus there are no advisory fees to report for this Fund for the year ended September 30, 2001.

                            FORMER STAGECOACH FUNDS

     For the periods indicated below, the following Funds and their predecessor portfolios paid to Wells Fargo Bank/Funds Management the following advisory fees and Wells Fargo Bank/Funds Management waived the indicated amounts:

                                  Year-Ended                           Year-Ended                          Year-Ended
Fund                                9/30/01                              9/30/00                             9/30/99
----                              ----------                           -----------                         ----------

                           Fees Paid      Fees Waived         Fees Paid         Fees Waived       Fees Paid        Fees Waived
                           ---------      -----------         ---------         -----------       ---------        -----------
Equity Index               $  295,913       $1,132,694         $  693,280         $1,130,732       $1,647,315        $1,035,373
Equity Value               $  553,081       $  339,333         $  886,771         $  359,778       $1,375,903        $1,320,099
Growth                     $2,008,160       $1,182,900         $2,116,622         $1,255,710       $1,923,826        $1,841,878
International Equity       $2,032,189       $  172,415         $1,131,268         $  593,029       $  641,910        $  463,889
Small Cap Growth           $2,593,243       $  604,473         $1,594,682         $1,855,697       $  453,180        $  317,403

                             FORMER NORWEST FUNDS

     For the periods indicated below, the following Funds and their predecessors paid to Wells Fargo Bank/Funds Management or NIM, the following advisory fees and Wells Fargo/Funds Management or NIM waived the indicated amounts:

                                                  Year-Ended                            Year-Ended
                                                    9/30/01                               9/30/00
                                                  -----------                           -----------
                                          Fees              Fees                 Fees                 Fees
Fund                                      Paid             Waived                Paid                Waived
----                                      ----             ------                ----               -------
Diversified Equity                     $2,464,740         $2,403,037          $2,805,122           $2,785,852
Diversified Small Cap                  $  220,086         $  130,203          $   82,950           $  143,843
Equity Income                          $        0         $1,258,187          $        0           $        0
Growth Equity                          $  890,932         $  617,310          $1,233,732           $  746,723
Index                                  $        0         $  395,557          $        0           $        0
International                          $        0         $   27,631          $   40,044           $  108,104
Large Company Growth                   $        0         $2,374,924          $        0           $        0
Small Cap Opportunities                $2,336,810         $  281,286          $2,031,584           $   68,995
Small Cap Value                        $        0         $   11,059          $        0           $        0
Small Company Growth                   $        0         $        0          $        0           $        0

                                                     Four-Month
                                                    Period Ended                            Year-Ended
                                                       9/30/99                                5/31/99
                                                    ------------                            ----------
                                               Fees              Fees                Fees                 Fees
Fund                                           Paid             Waived               Paid                Waived
----                                           ----             ------               ----               -------
Diversified Equity                          $1,588,401         $173,968           $3,114,665           $1,122,346
Diversified Small Cap                       $   31,908         $ 24,502                  N/A                  N/A
Equity Income                                      N/A              N/A           $   27,000           $   14,549
Growth Equity                               $  586,172         $ 59,981           $2,425,572           $        0
Index                                              N/A              N/A                  N/A                  N/A
International                               $  235,410              N/A           $  680,154           $        0
Large Company Growth                               N/A              N/A                  N/A                  N/A
Small Cap Opportunities                            N/A              N/A                  N/A                  N/A
Small Cap Value                                    N/A              N/A                  N/A                  N/A
Small Company Growth                               N/A              N/A                  N/A                  N/A

            LARGE CAP APPRECIATION FUND, MID CAP GROWTH FUND, OTC
                GROWTH FUND, SPECIALIZED HEALTH SCIENCES FUND
                        AND SPECIALIZED TECHNOLOGY FUND

     For the periods indicated below, the Large Cap Appreciation Fund, Mid Cap Growth Fund, OTC Growth Fund, Specialized Health Sciences Fund and the Specialized Technology Fund paid to Wells Fargo Bank/Funds Management the following advisory fees and Wells Fargo Bank/Funds Management waived the indicated amounts:

                                        Year-Ended                           Year-Ended
Fund                                     9/30/01                               9/30/00
----                                    ----------                            ----------

                                Fees Paid      Fees Waived         Fees Paid        Fees Waived
                                ---------      -----------         ---------        -----------
Large Cap
   Appreciation*                 $      0         $      5                N/A                 N/A
Mid Cap Growth                   $      0         $101,670                N/A                 N/A
OTC Growth                       $105,180         $ 49,518           $ 15,269**           $14,807**
Specialized Health
   Sciences                      $      0         $123,454                N/A                 N/A
Specialized Technology           $862,982         $227,685           $ 29,658***          $ 9,761***

____________________
* The amounts indicate fees paid since August 31, 2001, the Fund's commencement date.

** The amounts indicate fees paid since August 3, 2000, the Fund's commencement date.

*** The amounts indicate fees paid since September 18, 2000, the Fund's commencement date.

     General.  Each Fund's Advisory Contract will continue in effect for more
     -------
than two years from the effective date provided the continuance is approved annually (i) by the holders of a majority of the respective Fund's outstanding voting securities or by the Trust's Board of Trustees and (ii) by a majority of the Trustees of the Trust who are not parties to the Advisory Contract or "interested persons" (as defined in the 1940 Act) of any such party. A Fund's Advisory Contract may be terminated on 60 days' written notice by either party and will terminate automatically if assigned.

     Investment Sub-Advisers.  Funds Management has engaged Cadence Capital
     -----------------------
Management ("Cadence"), Dresdner RCM Global Investors LLC ("Dresdner"), Golden Capital Management ("Golden"), Peregrine Capital Management, Inc. ("Peregrine"), Schroder Investment Management North America Inc. ("Schroder"), Smith Asset Management Group ("Smith"), and Wells Capital Management Incorporated ("WCM") to serve as investment sub-advisers to the stand-alone Funds of the Trust and the core portfolios of Core Trust in which the gateway blended and gateway feeder Funds invest, as listed in the chart below (collectively, the "Sub-Advisers"). Subject to the direction of the Trusts' Board of Trustees and the overall supervision and control of Funds Management and the Trusts, the Sub-Advisers make recommendations regarding the investment and reinvestment of the Funds' assets. The Sub-Advisers furnish to Funds Management periodic reports on the investment activity and performance of the Funds. The Sub-Advisers also furnish such additional reports and information as Funds Management and the Trusts' Board of Trustees and officers may reasonably request.

     As compensation for their sub-advisory services to the core portfolios of Core Trust, Cadence, Peregrine, Schroder, Smith, and WCM are each entitled to receive the following fees:

       --------------------------------------------------------------------
       Core Portfolio              Sub-Adviser             Fees
       --------------------------------------------------------------------
       Disciplined Growth          Smith                     0-175M   0.35%
                                                           175-225M   0.00%
                                                           225-500M   0.25%
                                                     more than 500M   0.20%
       --------------------------------------------------------------------
       Equity Income               WCM                       0-200M   0.25%
                                                           200-400M   0.20%
                                                     more than 400M   0.15%
       --------------------------------------------------------------------
       Index                       WCM                       0-200M   0.02%
                                                     more than 200M   0.01%
       --------------------------------------------------------------------
       International               Schroder                  0-100M   0.45%
                                                           100-200M   0.35%
                                                           200-600M   0.20%
                                                     more than 600M  0.185%
       --------------------------------------------------------------------
       International Equity        WCM                       0-200M   0.35%
                                                     more than 200M   0.25%
       --------------------------------------------------------------------
       Large Cap Appreciation      Cadence                   0-250M   0.30%
                                                           250-500M   0.20%
                                                      500-1 Billion   0.15%
                                                more than 1 Billion   0.10%
       --------------------------------------------------------------------
       Large Company Growth        Peregrine                  0-25M   0.75%
                                                             25-50M   0.60%
                                                            50-275M   0.50%
                                                     more than 275M   0.30%
       --------------------------------------------------------------------
       Small Cap Index             WCM                       0-200M   0.02%
                                                     more than 200M   0.01%
       --------------------------------------------------------------------
       Small Cap Value             Smith                     0-110M   0.45%
                                                           110-150M   0.00%
                                                           150-300M   0.30%
                                                     more than 300M   0.25%
       --------------------------------------------------------------------
       Small Company Growth        Peregrine                  0-50M   0.90%
                                                            50-180M   0.75%
                                                           180-340M   0.65%
                                                           340-685M   0.50%
                                                           685-735M   0.52%
                                                     more than 735M   0.55%
       --------------------------------------------------------------------
       Small Company Value         Peregrine                 0-175M   0.50%
                                                     more than 175M   0.75%
       --------------------------------------------------------------------

     Similar to the "dormant" investment advisory arrangement with Funds Management, each gateway Fund has a dormant sub-advisory arrangement with some or all of the sub-advisers that sub-advise the core portfolio(s) in which the Funds invest. Under such an arrangement, a sub-adviser receives no sub-advisory fee as long as a gateway fund invests all (or substantially all) of its assets in one or more core portfolios. In the event that a gateway fund redeems its assets from a core portfolio and invests them directly using the sub-adviser, the sub-adviser would be entitled to receive a sub-advisory fee at the same rate the sub-adviser received from the core portfolio for investing the portion of the gateway fund's assets formerly invested in the core portfolio. The sub-adviser would be compensated for its services by Funds Management from the advisory fees Funds Management receives for its services.

     Funds Management has engaged Dresdner, Schroder, Smith, and WCM as investment sub-advisers for the stand-alone Funds listed below of the Trust. For providing sub-advisory services, Dresdner, Schroder, Smith or WCM is entitled to receive fees as described below.

       -------------------------------------------------------------------
       Fund                           Sub-Adviser           Fee
       -------------------------------------------------------------------
       Equity Index                   WCM                    0-200M  0.02%
                                                     more than 200M  0.01%
       -------------------------------------------------------------------
       Equity Value                   WCM                    0-200M  0.25%
                                                           200-400M  0.20%
                                                     more than 400M  0.15%
       -------------------------------------------------------------------
       Growth                         WCM                    0-200M  0.25%
                                                           200-400M  0.20%
                                                     more than 400M  0.15%
       -------------------------------------------------------------------
       International Equity           WCM                    0-200M  0.35%
                                                     more than 200M  0.25%
       -------------------------------------------------------------------
       Mid Cap Growth                 WCM                    0-200M  0.25%
                                                     more than 200M  0.20%
       -------------------------------------------------------------------
       OTC Growth                     Golden                 0-250M  0.25%
                                                           250-500M  0.23%
                                                     more than 500M  0.20%
       -------------------------------------------------------------------
       Small Cap Growth               WCM                    0-200M  0.25%
                                                     more than 200M  0.20%
       -------------------------------------------------------------------
       Small Cap Opportunities        Schroder                       0.60%
       -------------------------------------------------------------------
       Specialized Health Sciences    Dresdner               0-100M  0.95%
                                                           100-500M  0.65%
                                                     more than 500M  0.60%
       -------------------------------------------------------------------
       Specialized Technology         Dresdner               0-100M  1.00%
                                                           100-500M  0.75%
                                                        500M-1,000M  0.60%
                                                    more than 1000M  0.50%
       -------------------------------------------------------------------

     Equity Index Fund.  Barclays Global Fund Advisors ("BGFA") served as
     -----------------
investment sub-adviser to the predecessor Stagecoach Equity Index Fund through September 30, 1999.

     As compensation for its sub-advisory services, BGFA was entitled to receive a monthly fee equal to an annual rate of 0.02% of the first $500 million of the Fund's average daily net assets and 0.01% of net assets over $500 million. This fee was paid by Wells Fargo Bank or directly by the Fund. For sub-advisory fees paid directly by the Fund, the compensation paid to Wells Fargo Bank for advisory fees were reduced accordingly.

     Unaffiliated Sub-Advisers.  Listed below is the aggregate dollar amount of
     -------------------------
sub-advisory fees paid by each Fund to the following unaffiliated sub-advisers for the year ended September 30, 2001:

                                                                    Fees Waived/
               Fund                  Sub-Adviser     Fees Paid      Reimbursed
               ----                  -----------     ---------      ----------
(a)  Large Cap Appreciation             Cadence       $        0    $0

(b)  OTC Growth                         Golden        $   18,796    $0

(c)  Small Cap Opportunities           Schroder       $1,750,031    $0

(d)  Specialized Health Sciences       Dresdner       $  110,752    $0

(e)  Specialized Technology            Dresdner       $1,017,817    $0

     Administrator.  The Trust has retained Funds Management as Administrator on
     -------------
behalf of each Fund. Under the Administration Agreement between Funds Management and the Trust, Funds Management shall provide as administration services, among other things: (i) general supervision of the Funds' operations, including coordination of the services performed by each Fund's Adviser, transfer agent, custodian, shareholder servicing agent(s), independent auditors and legal counsel, regulatory compliance, including the compilation of information for documents such as reports to, and filings with, the SEC and state securities commissions; and preparation of proxy statements and shareholder reports for each Fund; and (ii) general supervision relative to the compilation of data required for the preparation of periodic reports distributed to the Trust's officers and Board of Trustees. Funds Management also furnishes office space and certain facilities required for conducting the Funds' business together with ordinary clerical and bookkeeping services. The Administrator is entitled to receive an annual fee of up to 0.15% of each Fund's average daily net assets.

     As discussed in the "Historical Fund Information" section, the Funds, except for the Large Cap Appreciation, Mid Cap Growth, OTC Growth, Small Company Value, Specialized Health Sciences and Specialized Technology Funds, were created as part of the reorganization of the Stagecoach and Norwest Funds. Therefore, the information shown below concerning the dollar amounts of administration fees paid shows the dollar amount of fees paid to the Administrator(s) by a Fund or its predecessor portfolio that is considered the surviving entity for accounting purposes. The Small Company Value Fund commenced operations after the Funds' fiscal-year end, and thus there are no administrative fees to report for this Fund for the year ended September 30, 2001.

                            FORMER STAGECOACH FUNDS

     The predecessor Stagecoach Funds had retained Wells Fargo Bank as Administrator from March 25, 1999 through the date of the Reorganization. Prior to March 25, 1999, the predecessor Stagecoach Funds had retained Wells Fargo Bank as administrator and Stephens as co-administrator on behalf of each Fund. Wells Fargo Bank and Stephens were entitled to receive monthly fees of 0.03% and 0.04%, respectively, of the average daily net assets of each Fund.

     For the periods indicated below, the following Funds and their predecessor portfolios paid the following dollar amounts to Wells Fargo/Funds Management and Stephens for administration and, as applicable, co-administration fees:

                              Year Ended          Year Ended                  Year Ended
                                9/30/01            9/30/00                      9/30/99
                              ----------          ----------                  -----------

Fund                      Wells Fargo/Funds      Wells Fargo       Total      Wells Fargo      Stephens
----                      -----------------      -----------       -----      -----------      --------
                             Management
                             ----------
Equity Index                  $857,166           $1,094,408       $680,944      $417,374       $263,570
Equity Value                  $178,483           $  260,445       $270,800      $160,728       $110,072
Growth                        $638,212           $  698,197       $424,923      $257,541       $167,382
International Equity          $330,691           $  258,644       $ 74,139      $ 48,462       $ 25,677
Small Cap Growth              $532,953           $  578,373       $ 69,322      $ 39,110       $ 30,212


                             FORMER NORWEST FUNDS

     With respect to the predecessor Norwest Funds, Forum Financial Services, Inc. (and/or Forum Administrative Services, LLC (collectively, "Forum")) managed all aspects of the operation of the Funds.

     For the periods indicated below, the following Funds and their predecessor portfolios paid the following dollar amounts to Wells Fargo/Funds Management and Forum for administration fees:

                                                                      Four-Month
                              Year Ended          Year Ended         Period Ended      Year Ended
                                9/30/01             9/30/00            9/30/99           5/31/99
                              ----------          ----------         ------------      ----------

Fund                       Wells Fargo/Funds          Wells          Wells Fargo
----                       -----------------
                               Management             Fargo           Forum/FAdS        Forum/FAdS
                               ----------             -----           ----------        ----------
Diversified Equity             $2,920,667          $3,134,337          $      0          $224,046
Diversified Small Cap          $  210,174          $  128,913          $      0          $  9,749
Equity Income                  $1,243,522          $1,541,674          $131,587          $344,522
Growth Equity                  $  958,099          $1,116,704          $      0          $104,378
Index                          $  909,459          $  816,006          $      0          $ 66,842
International                  $  342,645          $  459,496          $ 38,690          $941,855
Large Company Growth           $  664,544          $  905,609          $ 42,239          $      0
Small Cap Opportunities        $  436,348          $  341,299          $  8,745          $627,508
Small Cap Value                $   35,639          $    9,953          $      0          $  6,058
Small Company Growth           $  779,682          $  781,770          $ 23,255          $ 51,168

              LARGE CAP APPRECIATION FUND, MID CAP GROWTH FUND, OTC
                 GROWTH FUND, SPECIALIZED HEALTH SCIENCES FUND
                         AND SPECIALIZED TECHNOLOGY FUND

     For the periods indicated below, the Large Cap Appreciation Fund, Mid Cap Growth Fund, OTC Growth Fund, Specialized Health Sciences Fund and the Specialized Technology Fund paid the following dollar amounts to Wells Fargo Bank/Funds Management for administration fees:

                                         Year Ended      Year Ended
     Fund                                  9/30/01         9/30/00
     ----                                  -------         -------

     Large Cap Appreciation               $      8            N/A
     Mid Cap Growth                       $      0            N/A
     OTC Growth                           $ 35,700         $6,941*
     Specialized Health Sciences          $  4,352            N/A
     Specialized Technology               $155,810         $5,632**

____________________
* The amount indicates fees paid since August 3, 2000, the Fund's commencement date.

** The amount indicates fees paid since September 18, 2000, the Fund's commencement date.

     Distributor. Stephens Inc. ("Stephens," the "Distributor"), located at 111
     -----------
Center Street, Little Rock, Arkansas 72201, serves as Distributor for the Funds. The Funds that offer Class B and Class C shares have adopted a distribution plan (a "Plan") under Section 12(b) of the 1940 Act and Rule 12b-1 thereunder (the "Rule") for their Class B and Class C shares. The Plan was adopted by the Trust's Board of Trustees, including a majority of the Trustees who were not "interested persons" (as defined in the 1940 Act) of the Funds and who had no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan (the "Non-Interested Trustees").

     Under the Plan and pursuant to the related Distribution Agreement, the Class B and Class C shares of the Funds pay Stephens an annual fee of 0.75% paid monthly based on the average daily net assets attributable to each Class as compensation for distribution-related services or as reimbursement for distribution-related expenses.

     The actual fee payable to the Distributor by the Funds and Classes is determined, within such limits, from time to time by mutual agreement between the Trust and the Distributor and will not exceed the maximum sales charges payable by mutual funds sold by members of the National Association of Securities Dealers, Inc. ("NASD") under the Conduct Rules of the NASD. The Distributor may enter into selling agreements with one or more selling agents (which may include Wells Fargo Bank, Funds Management and their affiliates) under which such agents may receive compensation for distribution-related services from the Distributor, including, but not limited to, commissions or other payments to such agents based on the average daily net assets of Fund shares attributable to their customers. The Distributor may retain any portion of the total distribution fee payable thereunder to compensate it for distribution-related services provided by it or to reimburse it for other distribution-related expenses.

     Stephens has entered into an arrangement whereby sales commissions payable to broker/dealers with respect to sales of Class B shares of the Funds are financed by an unaffiliated third party lender. Under this financing arrangement, Stephens has assigned certain amounts that it is entitled to receive pursuant to the Distribution Plan to the third party lender, as reimbursement and consideration for these payments.

                                DISTRIBUTION FEES

                                                                                        Comp.
                                               Printing, Mailing  Compensation to         to            Other
    Fund              Total       Advertising     & Prospectus      Underwriters       Br/Dlrs        (Explain)
    ----              -----       -----------     ------------      ------------       -------        ---------
Diversified
Equity
 Class B           $  989,588      $        0       $        0       $        0      $        0      $  989,588
 Class C           $   61,016      $        0       $        0       $   40,828      $   20,188      $        0

Equity
Income
 Class B           $1,116,105      $        0       $        0       $        0      $        0      $1,116,105
 Class C           $   58,286      $        0       $        0       $   38,417      $   19,869      $        0

Equity Index
 Class B           $  642,663      $        0       $        0       $        0      $        0      $  642,663

Equity Value
 Class B           $  308,952      $        0       $        0       $        0      $        0      $  308,952
 Class C           $    5,035      $        0       $        0       $    1,387      $    3,648      $        0

Growth
 Class B           $  382,649      $        0       $        0       $        0      $        0      $  382,649

Growth
Equity
 Class B           $  165,302      $        0       $        0       $        0      $        0      $  165,302
 Class C           $   15,305      $        0       $        0       $   13,977      $    1,328      $        0

International
 Class B           $   22,155      $        0       $        0       $        0      $        0      $   22,155

International
 Equity
 Class B           $  407,635      $        0       $        0       $        0      $        0      $  407,635
 Class C           $   22,651      $        0       $        0       $        0      $        0      $   22,651

Large Cap
 Appreciation
 Class B           $       22      $        0       $        0       $        0      $        0      $       22
 Class C           $        9      $        0       $        0       $        9      $        0      $        0

                                                                                         Comp.
                                                Printing, Mailing  Compensation to         to           Other
    Fund               Total       Advertising     & Prospectus      Underwriters       Br/Dlrs       (Explain)
    ----               -----       -----------     ------------      ------------       -------       ---------
Large
Company
Growth
 Class B            $3,009,936      $        0      $        0        $        0      $        0      $3,009,936
 Class C            $  211,295      $        0      $        0        $  163,642      $   47,653      $        0

Mid Cap
Growth
 Class B            $   34,885      $        0      $        0        $        0      $        0      $   34,885
 Class C            $    3,900      $        0      $        0        $    1,166      $    2,734      $        0

Small Cap
Growth
 Class B            $  513,440      $        0      $        0        $        0      $        0      $  513,440
 Class C            $  124,225      $        0      $        0        $   49,902      $   74,323      $        0

Small Cap
Opportunities
 Class B            $   41,785      $        0      $        0        $        0      $        0      $   41,785

Small                      N/A             N/A             N/A               N/A             N/A             N/A
Company
Value

Specialized
Health
Sciences
 Class B            $   46,423      $        0      $        0        $        0      $        0      $   46,423
 Class C            $    6,354      $        0      $        0        $    6,289      $       65      $        0

Specialized
Technology
 Class B            $  409,295      $        0      $        0        $        0      $        0      $  409,295
 Class C            $   90,883      $        0      $        0        $   89,148      $    1,735      $        0


     General. The Plan will continue in effect from year to year if such
     -------
continuance is approved by a majority vote of both the Trustees of the Trust and the Non-Interested Trustees. Any Distribution Agreement related to the Plan also must be approved by such vote of the Trustees and the Non-Interested Trustees. Such Agreement will terminate automatically if assigned, and may be terminated at any time, without payment of any penalty, by a vote of a majority of the outstanding voting securities of the relevant class of the Fund or by vote of a majority of the Non-Interested Trustees on not more than 60 days' written notice. The Plan may not be amended to increase materially the amounts payable thereunder without the approval of a majority of the outstanding voting securities of the Fund, and no material amendment to the Plan may be made except by a majority of both the Trustees of the Trust and the Non-Interested Trustees.

     The Plan provides that the Treasurer of Trust shall provide to the Trustees, and the Trustees shall review, at least quarterly, a written report of the amounts expended (and purposes therefor) under the Plan. The Rule also requires that the selection and nomination of Trustees who are not "interested persons" of the Trust be made by such disinterested Trustees.

     Wells Fargo Bank and Funds Management, interested persons (as that term is defined in Section 2(a)(19) of the 1940 Act) of the Trust, act as selling agents for the Funds' shares pursuant to selling agreements with Stephens authorized under the Plan. As selling agents, Wells Fargo Bank and Funds Management have an indirect financial interest in the operation of the Plan. The Board of Trustees has concluded that the Plan is reasonably likely to benefit the Funds and their shareholders because the Plan authorizes the relationships with selling agents, including Wells Fargo Bank and Funds Management, that have previously developed distribution channels and relationships with the retail customers that the Funds are designed to serve. These relationships and distribution channels are believed by the Board to provide potential for increased Fund assets and ultimately corresponding economic efficiencies (i.e., lower per-share transaction costs and fixed expenses) that are generated by increased assets under management. In addition to payments received from the Funds, selling or servicing agents may receive significant additional payments directly from the Adviser, the Distributor, or their affiliates in connection with the sale of Fund shares.

     Shareholder Servicing Agent.  The Funds have approved a Servicing Plan and
     ---------------------------
have entered into related Shareholder Servicing Agreements with financial institutions, including Wells Fargo Bank and Funds Management. Under the agreements, Shareholder Servicing Agents (including Wells Fargo Bank and Funds Management) agree to perform, as agents for their customers, administrative services, with respect to Fund shares, which include aggregating and transmitting shareholder orders for purchases, exchanges and redemptions; maintaining shareholder accounts and records; and providing such other related services as the Trust or a shareholder may reasonably request. For providing Investor Services, a Servicing Agent is entitled to a fee from the applicable Fund as indicated below on an annualized basis, of the average daily net assets of the class of shares owned of record or beneficially by the customers of the Servicing Agent during the period for which payment is being made. The amounts payable under the Shareholder Servicing Plan and Agreements are shown below.
The Servicing Plan and related Shareholder Servicing Agreements were approved by the Trust's Board of Trustees and provide that a Fund shall not be obligated to make any payments under such Plan or related Agreements that exceed the maximum amounts payable under the Conduct Rules of the NASD.

Fund                                       Fee
----                                       ---
Diversified Equity
  Class A                                  0.25%
  Class B                                  0.25%
  Class C                                  0.25%
  Institutional Class                       N/A

Fund                                       Fee
----                                       ---
Diversified Small Cap
  Class A                                 0.25%
  Class B                                 0.25%
  Institutional Class                      N/A

Equity Income
  Class A                                 0.25%
  Class B                                 0.25%
  Class C                                 0.25%
  Institutional Class                      N/A

Equity Index
  Class A                                 0.25%
  Class B                                 0.25%
  Class O                                 0.20%

Equity Value
  Class A                                 0.25%
  Class B                                 0.25%
  Class C                                 0.25%
  Institutional Class                      N/A

Growth
  Class A                                 0.25%
  Class B                                 0.25%
  Institutional Class                      N/A

Growth Equity
  Class A                                 0.25%
  Class B                                 0.25%
  Class C                                 0.25%
  Institutional Class                      N/A

Index
  Institutional Class                      N/A

Fund                                       Fee
----                                       ---
International
  Class A                                 0.25%
  Class B                                 0.25%
  Institutional Class                      N/A

International Equity
  Class A                                 0.25%
  Class B                                 0.25%
  Class C                                 0.25%
  Institutional Class                      N/A

Large Cap Appreciation
  Class A                                 0.25%
  Class B                                 0.25%
  Class C                                 0.25%
  Institutional Class                      N/A

Large Company Growth
  Class A                                 0.25%
  Class B                                 0.25%
  Class C                                 0.25%
  Institutional Class                      N/A

Mid Cap Growth
  Class A                                 0.25%
  Class B                                 0.25%
  Class C                                 0.25%

OTC Growth
  Class O                                 0.25%

Small Cap Growth
  Class A                                 0.25%
  Class B                                 0.25%
  Class C                                 0.25%
  Institutional Class                     0.10%

Small Cap Opportunities
  Class A                                 0.25%
  Class B                                 0.25%
  Institutional Class/1/                  0.10%

Fund                                       Fee
----                                       ---
Small Cap Value
  Class A                                 0.25%
  Class B                                 0.25%
  Institutional Class                     0.10%

Small Company Growth
  Institutional Class                     0.10%

Specialized Health Sciences Fund
  Class A                                 0.25%
  Class B                                 0.25%
  Class C                                 0.25%

Specialized Technology Fund
  Class A                                 0.25%
  Class B                                 0.25%
  Class C                                 0.25%

__________________
     /1/  The Fund has re-opened this Class to new investors.

     General.  The Servicing Plan will continue in effect from year to year if
     -------
such continuance is approved by a majority vote of the Trustees of the Trust, and the Non-Interested Trustees. Any form of Servicing Agreement related to the Servicing Plan also must be approved by such vote of the Trustees and the Non-Interested Trustees. Servicing Agreements may be terminated at any time, without payment of any penalty, by a vote of a majority of the Board of Trustees, including a majority of the Non-Interested Trustees. No material amendment to the Servicing Plan or related Servicing Agreements may be made except by a majority of both the Trustees of the Trust and the Non-Interested Trustees.

     The Servicing Plan requires that the Administrator of the Trust shall provide to the Trustees, and the Trustees shall review, at least quarterly, a written report of the amounts expended (and purposes therefor) under the Servicing Plan.

     Custodian.  Wells Fargo Bank MN, formerly known as Norwest Bank Minnesota,
     ---------
N.A., located at 6th and Marquette, Minneapolis, Minnesota 55479, acts as Custodian for each Fund. The Custodian, among other things, maintains a custody account or accounts in the name of each Fund, receives and delivers all assets for each Fund upon purchase and upon sale or maturity, collects and receives all income and other payments and distributions on account of the assets of each Fund and pays all expenses of each Fund. For its services as Custodian, Wells Fargo Bank MN is entitled to receive an annual fee at the rate of 0.02% of the average daily net assets of each Fund except the gateway funds. The gateway funds are not charged a custody fee at the gateway level, provided that they remain gateway funds and Wells Fargo Bank MN receives custodial fees for the Core Trust Portfolios.

     Fund Accountant.  Forum Accounting Services, LLC ("Forum Accounting"),
     ---------------
located at Two Portland Square, Portland, Maine 04101, serves as Fund Accountant for the Funds. For its services as Fund Accountant, Forum Accounting is entitled to receive a monthly base fee per Fund ranging from $2,000 for gateway funds up to $5,833 for Funds with significant holdings of asset-backed securities. In addition, each Fund pays a monthly fee of $1,000 per class, and Forum Accounting is entitled to receive a fee equal to 0.0025% of the average annual daily net assets of each Fund (excluding the net assets invested in core portfolios of Core Trust which pays Forum Accounting a similar fee).

     Transfer and Dividend Disbursing Agent.  Boston Financial Data Services,
     --------------------------------------
Inc. ("BFDS"), located at Two Heritage Drive, Quincy, Massachusetts 02171, acts as Transfer and Dividend Disbursing Agent for the Funds. For providing such services, BFDS is entitled to receive a per-account fee plus transaction fees and certain out-of-pocket costs. BFDS is also entitled to receive a complex base fee from all the Funds of the Trust, Core Trust and Variable Trust.

     Underwriting Commissions.  Stephens serves as the principal underwriter
     ------------------------
distributing securities of the Funds on a continuous basis. For the periods listed below, the aggregate dollar amount of underwriting commissions paid to Stephens by the Equity Funds of the Trust and the amounts retained by Stephens are as follows:

            Period Ended                            Period Ended
               9/30/01                                 9/30/00
               -------                                 -------
          Paid        Retained                   Paid          Retained
          ----        --------                   ----          --------
       $7,580,365     $719,187                $5,764,715       $847,879


     Stephens served as principal underwriter of the Stagecoach predecessor portfolios whereas Forum served as underwriter of the predecessor Norwest portfolios. The information shown below regarding underwriting commissions paid reflects the amounts paid by the predecessor Stagecoach Fund family and Norwest Fund family.

                             STAGECOACH FUND, INC.
                             ---------------------

     For the period indicated below, the aggregate dollar amount of underwriting commissions paid to Stephens by the predecessor Stagecoach Fund family and the amounts retained by Stephens are as follows:


                                 Period-Ended
                                    9/30/99
                                    -------
                             Paid            Retained
                             ----            --------
                           $6,214,051        $2,289,826

     For the year ended September 30, 1999, Wells Fargo Securities Inc., an affiliated broker-dealer of the Trust, retained $2,324,394.93.

                            NORWEST ADVANTAGE FUNDS
                            -----------------------

     For the periods indicated below, the aggregate dollar amount of underwriting commissions paid to Forum by the predecessor Norwest Funds and the amounts retained by Forum are as follows:

                                         Four-Month
              Year Ended                Period Ended                    Year Ended
               9/30/00                    9/30/99                        05/31/99
               -------                    -------                        --------

      Paid          Retained        Paid         Retained          Paid         Retained
      ----          --------        ----         --------          ----         --------
      $ 655,406       $ 0           $181,956       $ 0             $3,693,000   $193,000

     Code of Ethics. The Fund Complex, the Adviser, the Sub-Advisers and
     --------------
Stephens each have adopted a code of ethics which contains policies on personal securities transactions by "access persons." These policies comply with Rule 17j-1 under the 1940 Act. Each code of ethics, among other things, permits access persons to invest in certain securities, subject to various restrictions and requirements. More specifically, each code of ethics either prohibits its access persons from purchasing or selling securities that may be purchased or held by a Fund or permits such access persons to purchase or sell such securities, subject to certain restrictions. For purposes of a code of ethics, an access person means (i) a director, trustee or officer of a fund or investment adviser; (ii) any employee of a fund or investment adviser (or any company in a control relationship to a fund or investment adviser) who, in connection makes, participates in, or obtains information about the purchase or sale of securities by a fund, or whose functions relate to the making of any recommendations with respect to the purchases or sales; and (iii) any natural person in a control relationship to a fund or investment adviser who obtains information concerning recommendations made to a fund regarding the purchase or sale of securities. Portfolio managers and other persons who assist in the investment process are subject to additional restrictions. The above restrictions do not apply to purchases or sales of certain types of securities, including mutual fund shares, money market instruments and certain U.S. Government securities. To facilitate enforcement, the codes of ethics generally require that an access person, other than "disinterested" directors or trustees, submit reports to a designated compliance person regarding transactions involving securities which are eligible for purchase by a Fund. The codes of ethics for the Fund Complex, Adviser, Sub-Advisers and Stephens are on public file with, and are available from, the SEC.

                           PERFORMANCE CALCULATIONS

     The Funds may advertise certain yield and total return information. Quotations of yield and total return reflect only the performance of a hypothetical investment in a Fund or class of shares during the particular time period shown. Yield and total return vary based on changes in the market conditions and the level of a Fund's expenses, and no reported performance figure should be considered an indication of performance which may be expected in the future.

     In connection with communicating its performance to current or prospective shareholders, these figures may also be compared to the performance of other mutual funds tracked by mutual fund rating services or to unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

     Performance information for a Fund or class of shares in a Fund may be useful in reviewing the performance of such Fund or class of shares and for providing a basis for comparison with investment alternatives. The performance of a Fund and the performance of a class of shares in a Fund, however, may not be comparable to the performance from investment alternatives because of differences in the foregoing variables and differences in the methods used to value portfolio securities, compute expenses and calculate performance.

     Performance information may be advertised for non-standardized periods, including year-to-date and other periods less than a year for the Funds. Annual and Semi-Annual Reports for the Funds may contain additional performance information, and are available free of charge upon request.

     Average Annual Total Return: The Funds may advertise certain total return
     ---------------------------
information. As and to the extent required by the SEC, an average annual compound rate of return ("T") is computed by using the redeemable value at the end of a specified period ("ERV") of a hypothetical initial investment ("P") over a period of years ("n") according to the following formula: P(1+T)/n/=ERV. Average annual total return information is incorporated by reference to the Funds' Annual Report.

     From time to time and only to the extent the comparison is appropriate for a Fund or a Class of shares, the Trust may quote the performance or price-earning ratio of a Fund or a Class of in advertising and other types of literature as compared with the performance of an S&P Index, the Dow Jones Industrial Average, or other managed or unmanaged indices or performance data of bonds, municipal securities, stocks or government securities, or by other services, companies, publications or persons who monitor mutual funds on overall performance or other criteria.

     Any such comparisons may be useful to investors who wish to compare past performance of the Funds or a class of shares with the performance of a Fund's competitors. Of course, past performance cannot be a guarantee of future results. The Trust also may include, from time to time, a reference to certain marketing approaches of the Distributor, including, for example, a reference to a potential shareholder being contacted by a selected broker or dealer. General mutual fund statistics provided by the Investment Company Institute may also be used.

     The Trust also may use the following information in advertisements and other types of literature, only to the extent the information is appropriate for each class of shares of a Fund: (i) the Consumer Price Index may be used to assess the real rate of return from an investment in each class of shares of a Fund; (ii) other government statistics; (iii) the effect of tax-deferred compounding on the investment returns of each class of shares of a Fund or on returns in general, may be illustrated by graphs, charts, etc., where such graphs or charts would compare, at various points in time, the return from an investment in each class of shares of the Fund (or returns in general) on a tax-deferred basis (assuming reinvestment of capital gains and dividends and assuming one or more tax rates) with the return on a taxable basis; and (iv) the sectors or industries in which the Fund invests may be compared to relevant indices of stocks or surveys (e.g., S&P Industry Surveys) to evaluate the historical performance or current or potential value of each class of shares of a Fund with respect to the particular industry or sector.

     The Trust also may use, in advertisements and other types of literature, information and statements: (1) showing that bank savings accounts offer a guaranteed return of principal and a fixed rate of interest, but no opportunity for capital growth; and (2) describing Wells Fargo Bank, and its affiliates and predecessors, as one of the first investment managers to advise investment accounts using asset allocation and index strategies. The Trust also may include in advertising and other types of literature information and other data from reports and studies including information regarding federal and state tax levels and the related "Tax Freedom Day."

     The Trust also may discuss in advertising and other types of literature that a Fund has been assigned a rating by an NRSRO, such as Standard Poor's Corporation. Such rating would assess the creditworthiness of the investments held by a Fund. The assigned rating would not be a recommendation to purchase, sell or hold a Fund's shares since the rating would not comment on the market price of a Fund's shares or the suitability of a Fund for a particular investor. In addition, the assigned rating would be subject to change, suspension or withdrawal as a result of changes in, or unavailability of, information relating to a Fund or its investments. The Trust may compare the performance of each class of shares of a Fund with other investments which are assigned ratings by NRSROs. Any such comparisons may be useful to investors who wish to compare each class' past performance with other rated investments.

     From time to time, a Fund may use the following statements, or variations thereof, in advertisements and other promotional materials: "Wells Fargo Bank, as a Shareholder Servicing Agent for the Wells Fargo Funds Trust, provides various services to its customers that are also shareholders of the Funds. These services may include access to Wells Fargo Funds Trust's account information through Automated Teller Machines (ATMs), the placement of purchase and redemption requests for shares of the Funds through ATMs and the availability of combined Wells Fargo Bank and Wells Fargo Funds Trust account statements."

     The Trust also may disclose in advertising and other types of sales literature the assets and categories of assets under management by the Trust's investment advisor and the total amount of assets and mutual fund assets managed by Barclays Global Fund Advisors. As of March 31, 2001, Barclays Global Investors, N.A. and its affiliates, including Barclays Global Fund Advisors, managed over $743 billion in assets.

     The Trust may disclose in advertising and other types of literature that investors can open and maintain Sweep Accounts over the Internet or through other electronic channels (collectively, "Electronic Channels"). Such advertising and other literature may discuss the investment options available to investors, including the types of accounts and any applicable fees. Such advertising and other literature may disclose that Wells Fargo Bank is the first major bank to offer an on-line application for a mutual fund account that can be filled out completely through Electronic

Channels. Advertising and other literature may disclose that Wells Fargo Bank may maintain Web sites, pages or other information sites accessible through Electronic Channels (an "Information Site") and may describe the contents and features of the Information Site and instruct investors on how to access the Information Site and open a Sweep Account. Advertising and other literature may also disclose the procedures employed by Wells Fargo Bank to secure information provided by investors, including disclosure and discussion of the tools and services for accessing Electronic Channels. Such advertising or other literature may include discussions of the advantages of establishing and maintaining a Sweep Account through Electronic Channels and testimonials from Wells Fargo Bank customers or employees and may also include descriptions of locations where product demonstrations may occur. The Trust may also disclose the ranking of Wells Fargo Bank as one of the largest money managers in the United States.

                       DETERMINATION OF NET ASSET VALUE

     NAV per share for each class of the Funds is determined as of the close of regular trading (currently 4:00 p.m. (Eastern time)) on each day the New York Stock Exchange ("NYSE") is open for business. Expenses and fees, including advisory fees, are accrued daily and are taken into account for the purpose of determining the NAV of the Funds' shares.

     Each Fund's investments are generally valued at current market prices. Securities are generally valued based on the last sales price during the regular trading session if the security trades on an exchange ("closing price"), and if there is no sale, based on the latest bid quotations. Securities that are not traded primarily on an exchange generally are valued using latest quoted bid prices obtained by an independent pricing service. A Fund may be required to depart from these general valuation methods and use fair value pricing methods to determine the value of certain investments if it is determined that the closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value. The closing price or the latest quoted bid price of a security may not reflect its current value if, among other things, a significant event occurs after the closing price or the latest bid price but before a Fund calculates its NAV that materially affects the value of the security.

     Money market instruments and debt instruments maturing in 60 days or less are valued at amortized cost. Futures contracts will be marked to market daily at their respective settlement prices determined by the relevant exchange. Prices for fixed-income and other securities may be furnished by a reputable independent pricing service. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

     For the International Equity and International Funds, portfolio securities are generally valued on the basis of quotations from the primary market in which they are traded. However, if, in the judgment of the Board of Trustees, a security's value has been materially affected by events occurring after the close of the exchange or the market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the

Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used to determine its value.

                ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

     Shares may be purchased on any day a Fund is open for business. Each Fund is open for business each day the NYSE is open for trading (a "Business Day"). Currently, the NYSE is closed on New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day (each a "Holiday"). When any Holiday falls on a weekend, the NYSE typically is closed on the weekday immediately before or after such Holiday.

     Purchase orders for a Fund received before such Fund's NAV calculation time generally are processed at such time on that Business Day. Purchase Orders received after a Fund's NAV calculation time generally are processed at such Fund's NAV calculation time on the next Business Day. Selling Agents may establish earlier cut-off times for processing your order. Requests received by a Selling Agent after the applicable cut-off time will be processed on the next Business Day. On any day the NYSE closes early, the Funds will close early. On these days, the net asset value calculation time and the dividend, purchase and redemption cut-off times for the Funds may be earlier than their stated NAV calculation time described above.

     Payment for shares may, in the discretion of the Adviser, be made in the form of securities that are permissible investments for the Fund. For further information about this form of payment please contact Stephens. In connection with an in-kind securities payment, the Funds will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by a Fund and that a Fund receives satisfactory assurances that (i) it will have good and marketable title to the securities received by it; (ii) that the securities are in proper form for transfer to the Fund; and
(iii) adequate information will be provided concerning the basis and other matters relating to the securities.

     The Funds reserve the right to reject any purchase orders, and under the 1940 Act, may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the NYSE is closed (other than customary weekend and holiday closings), or during which trading is restricted, or during which, as determined by SEC rule, regulation or order, an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such periods as the SEC may permit. The Trust may suspend redemption rights or postpone redemption payments for such periods as are permitted under the 1940 Act. The Trust may also redeem shares involuntarily or make payment for redemption in securities or other property if it appears appropriate to do so in light of the Trust's responsibilities under the 1940 Act. In addition, the Trust may redeem shares involuntarily to reimburse the Fund for any losses sustained by reason of the failure of a shareholders to make full payment for shares purchased or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to shares of the Fund as provided from time to time in the Prospectus.

           The dealer reallowance for Class A shares is as follows:

         ----------------------------------------------------------------------------------------------------

         ----------------------------------------------------------------------------------------------------
                                      FRONT-END SALES            FRONT-END SALES                DEALER
                                        CHARGE AS %                CHARGE AS %               REALLOWANCE
                  AMOUNT                 OF PUBLIC                OF NET AMOUNT             AS % OF PUBLIC
               OF PURCHASE             OFFERING PRICE               INVESTED                OFFERING PRICE
         ----------------------------------------------------------------------------------------------------

         ----------------------------------------------------------------------------------------------------
          Less than $50,000                5.75%                      6.10%                     5.00%
         ----------------------------------------------------------------------------------------------------
          $50,000 to $99,999               4.75%                      4.99%                     4.00%
         ----------------------------------------------------------------------------------------------------
          $100,000 to $249,999             3.75%                      3.90%                     3.00%
         ----------------------------------------------------------------------------------------------------
          $250,000 to $499,999             2.75%                      2.83%                     2.25%
         ----------------------------------------------------------------------------------------------------
          $500,000 to $999,999             2.00%                      2.04%                     1.75%
         ----------------------------------------------------------------------------------------------------
          $1,000,000 and over/1/           0.00%                      0.00%                     1.00%
         ----------------------------------------------------------------------------------------------------

         /1/ We will assess Class A shares purchases of $1,000,000 or more a 1.00% CDSC if they are redeemed within one year from the date of purchase. Charges are based on the lower of the NAV on the date of purchase or the date of redemption.

     Purchases and Redemptions Through Brokers and/or Their Affiliates. A broker
     ------------------------------------------------------------------
may charge transaction fees on the purchase and/or sale of Fund shares in addition to those fees described in the Prospectus in the Summary of Expenses. The Trust has authorized one or more brokers to receive on its behalf purchase and redemption orders, and such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Trust's behalf. The Trust will be deemed to have received a purchase or redemption order for Fund shares when an authorized broker or, if applicable, a broker's authorized designee, receives the order, and such orders will be placed at the Fund's NAV next calculated after they are received by the authorized broker or the broker's designee.

     Reduced Sales Charges for Former Norwest Advantage Fund Class B
     ---------------------------------------------------------------
Shareholders. No contingent deferred sales charge is imposed on redemptions of
------------
Class B shares of a former Norwest Advantage Fund purchased prior to October 1, 1999, to effect a distribution (other than a lump sum distribution) from an IRA, Keogh plan or Section 403(b) custodial account or from a qualified retirement plan.

     Reduced Sales Charges for Employees of the Transfer Agent. Employees of
     ---------------------------------------------------------
Boston Financial Data Services, Inc., transfer agent for the Trust, may purchase Class A shares at NAV.

                            PORTFOLIO TRANSACTIONS

     The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trust's Board of Trustees, and the supervision of the adviser, each Fund's sub-adviser is responsible for each Fund's portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of the sub-adviser to obtain the best results taking into account the dealer's general execution and operational facilities, including, without limitation, the size and type of transaction involved, the dealer's risk in positioning the securities involved, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the broker-dealer, the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in this and other transactions and the reasonableness of the spread or commission, if any. while the sub-adviser generally seeks reasonably competitive spreads or commissions, the funds will not necessarily be paying the lowest spread or commission available.

     Purchases and sales of equity securities on a securities exchange are effected through brokers who charge a negotiated commission for their services. Orders may be directed to any broker including, to the extent and in the manner permitted by applicable law, Stephens or affiliated brokers. In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount.

     In placing orders for portfolio securities of a Fund, the sub-adviser is required to give primary consideration to obtaining the most favorable price and efficient execution. This means that the sub-adviser will seek to execute each transaction at a price and commission, if any, that provide the most favorable total cost or proceeds reasonably attainable in the circumstances. Commission rates are established pursuant to negotiations with the broker based on the quality and quantity of execution services provided by the broker in the light of generally prevailing rates. The allocation of orders among brokers and the commission rates paid are reviewed periodically by the Board of Trustees.

     The sub-adviser may, in circumstances in which two or more dealers are in a position to offer comparable results for a Fund portfolio transaction, give preference to a dealer that has provided statistical or other research services to the sub-adviser. By allocating transactions in this manner, the sub-adviser is able to supplement its research and analysis with the views and information of securities firms. Information so received will be in addition to, and not in lieu of, the services required to be performed by the sub-adviser under the Advisory Contracts, and the expenses of the sub-adviser will not necessarily be reduced as a result of the receipt of this supplemental research information. Furthermore, research services furnished by dealers through which the sub-adviser places securities transactions for a Fund may be used by the sub-adviser in servicing its other accounts, and not all of these services may be used by the sub-adviser in connection with advising the Funds. For the fiscal year ended September 30, 2001, the sub-advisers directed transactions in the aggregate amounts and paid total commissions in the amounts shown below as indicated:

   Sub-Adviser                Commissions Paid                Transactions Value
   -----------                ----------------                ------------------
   Cadence                         $       80                   $       54,701

   Dresdner                        $  322,614                   $  147,669,840

   Golden                          $   50,538                   $   50,672,133

   Peregrine                       $  529,747                   $  240,201,123

   Schroder                        $   95,550                   $   45,220,967

   Smith                           $  680,956                   $  212,630,438

   WCM*                            $1,849,065                   $1,475,619,155


     * Includes all transactions executed for the Wells Fargo Funds complex, including Variable Trust and Core Trust.

     None of the other Sub-Advisers participate in such directed brokerage practices.


     Portfolio Turnover.  The portfolio turnover rate is not a limiting factor
     ------------------
when a sub-adviser deems portfolio changes appropriate. Changes may be made in the portfolios consistent with the investment objectives and policies of the Funds whenever such changes are believed to be in the best interests of the Funds and their shareholders. The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities by the average monthly value of the Fund's portfolio securities. Portfolio turnover generally involves some expenses to the Funds, including brokerage commissions and other transaction costs on the sale of securities and the reinvestment in other securities. Portfolio turnover may also result in adverse tax consequences to a Fund's shareholders.

     Brokerage Commissions.  For the fiscal year ended September 30, 2001, the
     ----------------------
following Funds paid the following brokerage commissions:

                      Fund                        Total Commissions
                      -----                       -----------------
                  Equity Index                        $   41,554
                  Equity Value                        $  311,896
                  Growth                              $  571,618
                  International Equity                $  281,975
                  Mid Cap Growth                      $   49,681
                  OTC Growth                          $   44,000
                  Small Cap Growth                    $1,245,634

                 Small Cap Opportunities              $  950,000
                 Specialized Health Sciences          $   37,000
                 Specialized Technology               $  463,000

     Gateway funds invest substantially all of their assets in one or more core portfolios and/or other Wells Fargo Funds, and therefore brokerage commissions are not applicable to such Funds.

     Securities of Regular Broker-Dealers. As of September 30, 2001, the
     -------------------------------------
following Funds held securities of their regular broker-dealers as indicated in the amounts shown:

           Fund                         Broker Dealer                    Amount
           ----                         -------------                   -------
Equity Index                 Bear Stearns, Inc.                       $  238,498
                             Lehman Brothers Holdings, Inc.           $  636,322
                             Merrill Lynch & Co., Inc.                $1,547,347
                             Morgan Stanley Dean Witter & Co.         $2,342,018

Equity Value                 Lehman Brothers Holdings, Inc.           $2,129,030
                             Morgan Stanley Dean Witter & Co.         $2,771,730

Growth                       Morgan Stanley Dean Witter & Co.         $2,930,061

                                 FUND EXPENSES

     From time to time, Funds Management and Stephens may waive fees from the Fund in whole or in part. Any such waiver will reduce expenses and, accordingly, have a favorable impact on the Fund's performance.

     Except for the expenses borne by Funds Management and Stephens, the Trust bears all costs of its operations, including the compensation of its Trustees who are not affiliated with Stephens or Funds Management or any of their affiliates; Advisory, shareholder servicing and administration fees; payments pursuant to any Plan; interest charges; taxes; fees and expenses of its independent auditors, legal counsel, transfer agent and dividend disbursing agent; expenses of redeeming shares; expenses of preparing and printing prospectuses (except the expense of printing and mailing prospectuses used for promotional purposes, unless otherwise payable pursuant to a Plan), shareholders' reports, notices, proxy statements and reports to regulatory agencies; insurance premiums and certain expenses relating to insurance coverage; trade association membership dues; brokerage and other expenses connected with the execution of portfolio transactions; fees and expenses of its custodian, including those for keeping books and accounts and calculating the NAV per share of the Fund; expenses of shareholders' meetings; expenses relating to the issuance, registration and qualification of the Fund's shares; pricing services, and any extraordinary expenses. Expenses attributable to the Fund are charged against Fund assets. General expenses of the Trust are allocated among all of the funds of the Trust, including the Funds, in a manner proportionate to the net assets of a Funds, on a transactional basis, or on such other basis as the Trust's Board of Trustees deems equitable.

                             FEDERAL INCOME TAXES

     The following information supplements and should be read in conjunction with the section in each Prospectus entitled "Taxes." The Prospectuses of the Funds generally describe the tax treatment of distributions by the Funds. This section of the SAI includes additional information concerning federal income taxes.

     General.  The Trust intends to continue to qualify each Fund as a
     -------
"regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), as long as such qualification is in the best interests of the Fund's shareholders. Each Fund will be treated as a separate entity for federal income tax purposes. Thus, the provisions of the Code applicable to regulated investment companies generally will apply separately to each Fund, rather than to the Trust as a whole. Furthermore, each Fund will separately determine its income, gains and expenses for federal income tax purposes.

     In order to qualify as a regulated investment company under the Code, each Fund must, among other things, (a) derive at least 90% of its annual gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including, but not limited to, gains from options, futures or forward contracts) attributable to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the fair market value of its assets consists of cash, government securities and other securities limited in respect of any one issuer to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer, and
(ii) not more than 25% of the value of the Fund's assets consists of the securities of any one issuer (other than U.S. Government obligations and the securities of other regulated investment companies), or in two or more issuers that the Fund controls and are engaged in the same or similar trades or businesses.

     In addition, each Fund generally must distribute to its shareholders at least 90% of its (a) "investment company taxable income," which generally includes its net investment income, net short-term capital gain (generally, the excess of short-term capital gain over long-term capital loss) and certain other items, and (b) net tax-exempt income earned in each taxable year. As long as a Fund distributes its investment company taxable income and net capital gain (generally, the excess of net long-term capital gain over net short-term capital loss) to its shareholders, the Fund generally will not be subject to federal income taxation on such income and gain. For these purposes, a Fund generally must make the distributions in the same year that it realizes the income and gain. However, in certain circumstances, a Fund may make the distributions in the following taxable year. Furthermore, if a Fund declares a distribution to shareholders of record in October, November or December of one taxable year and pays the distribution by January 31 of the following taxable year, the Fund and the shareholders will be treated as if the Fund paid the distribution by December 31 of the first taxable year. Each Fund intends to distribute its income and gain in a timely manner to maintain its status as a regulated investment company and eliminate Fund-level federal income taxation of such income and gain.

     Equalization Accounting.  The Funds may use the so-called "equalization
     -----------------------
accounting method" to allocate a portion of their "earnings and profits," as determined for federal income tax purposes (generally, a Fund's net investment income and realized capital gains with certain adjustments), to redemption proceeds for such purposes. This method permits the Funds to achieve more balanced distributions for both continuing and redeeming shareholders. Although using this method will not affect a Fund's total returns, it may reduce the amount that the Fund would otherwise distribute to continuing shareholders by reducing the effect of purchases and redemptions of Fund shares on Fund distributions to shareholders. However, the Internal Revenue Service ("IRS") may not have expressly sanctioned the equalization accounting method used by the Funds. Therefore, the use of the method may be subject to IRS scrutiny.

     Excise Tax.  A 4% nondeductible excise tax will be imposed on each Fund
     ----------
(other than to the extent of its tax-exempt interest income, if any) to the extent it does not meet certain minimum distribution requirements by the end of each calendar year. Each Fund intends to actually or be deemed to distribute substantially all of its income and gains, if any, by the end of each calendar year and, thus, expects not to be subject to the excise tax.

     Investment though Core Portfolios.  Some of the Funds seek to qualify as a
     ---------------------------------
regulated investment company by investing their assets in one or more core portfolios. Each core will be treated as a non-publicly traded partnership (or, in the event that a Fund is the sole investor in the corresponding core portfolio, as disregarded from the Fund) for federal income tax purposes rather than as a regulated investment company or a corporation under the Code. Under the rules applicable to a non-publicly traded partnership (or a disregarded entity), a proportionate share of any interest, dividends, gains and losses of a core or master portfolio will be deemed to have been realized (i.e., "passed-through") to its investors, including the corresponding Fund, regardless of whether any amounts are actually distributed by the core portfolio. Each investor in a core portfolio will be taxed on such share, as determined in accordance with the governing instruments of the particular core portfolio and the Code and Treasury Regulations promulgated thereunder, in determining such investor's federal income tax liability. Therefore, to the extent that a core portfolio were to accrue but not distribute any interest, dividends or gains, the corresponding Fund would be deemed to have realized its proportionate share of such income without receipt of any corresponding distribution. However, each of the core portfolios will seek to minimize recognition by its investors (such as a corresponding Fund) of interest, dividends and gains without a corresponding distribution. Furthermore, each core portfolio's assets, income and distributions will be managed in such a way that an investor in a core portfolio will be able to continue to qualify as a regulated investment company by investing its assets through the core portfolio.

     Taxation of Fund Investments.  Except as otherwise noted, if a Fund
     ----------------------------
realizes gains or losses on the sale of portfolio securities, such gains or losses generally will be capital gains or losses. Such gains or losses generally will be long-term capital gains or losses if the Fund held the disposed securities for more than one year at the time of disposition of the securities.

    In general, if a Fund purchases a debt obligation with original issue discount (generally at a price less than its principal amount), the Fund may be required to annually include in its taxable income a portion of the original issue discount as ordinary income, even though the Fund will not receive cash payments for such discount until maturity or disposition of the obligations. Gains recognized on the disposition of a debt obligation (including a tax-exempt obligation) purchased by a Fund at a market discount (generally at a price less than its principal amount) generally will be treated as ordinary income to the extent of the portion of market discount which accrued, but was not previously recognized pursuant to an available election, during the term that the Fund held the debt obligation.

    If an option granted by a Fund lapses or is terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Fund in the closing transaction. Some capital losses may be deferred if they result from a position that is part of a "straddle," discussed below. If securities are sold by a Fund pursuant to the exercise of a call option granted by it, the Fund will add the premium received to the sale price of the securities delivered in determining the amount of gain or loss on the sale. If securities are purchased by a Fund pursuant to the exercise of a put option written by it, the Fund will subtract the premium received from its cost basis in the securities purchased.

    Under Section 1256 of the Code, a Fund will be required to "mark to market" its positions in "Section 1256 contracts," which generally include regulated futures contracts, certain foreign currency contracts, and non-equity, listed options but generally exclude securities futures (as defined in Section 3(a)(55)(A) of the Securities Act of 1934). In this regard, Section 1256 contracts will be deemed to have been sold at market value at the end of each taxable year. Under Section 1256 of the Code, 60% of any net gain or loss realized on all dispositions of Section 1256 contracts, including deemed dispositions under the mark-to-market rule, generally will be treated as long-term capital gain or loss, and the remaining 40% will be treated as short-term capital gain or loss. Transactions that qualify as designated hedges are excepted from the "mark-to-market" rule and the 60%/40% rule.

    Under Section 988 of the Code, a Fund generally will recognize ordinary income or loss to the extent that gain or loss realized on the disposition of portfolio securities is attributable to changes in foreign currency exchange rates. In addition, gain or loss realized on the disposition of a foreign currency forward contract, futures contract, option or similar financial instrument, or of foreign currency itself, will generally be treated as ordinary income or loss. The Funds will attempt to monitor Section 988 transactions, where applicable, to avoid adverse federal income tax impact.

    Offsetting positions held by a Fund involving certain financial forward, futures or options contracts may be considered, for tax purposes, to constitute "straddles." "Straddles" are defined to include "offsetting positions" in actively traded personal property. The tax treatment of "straddles" is governed by Section 1092 of the Code which, in certain circumstances, overrides or modifies the provisions of Section 1256. If a Fund were treated as entering into "straddles" by engaging in certain financial forward, futures or option contracts, such straddles could be characterized as "mixed straddles" if the futures, forwards, or options comprising a part of such straddles were governed by Section 1256 of the Code, described above. The Fund may make one or more elections with respect to "mixed straddles." Depending upon which election is made, if any, the results with respect to the Fund may differ. Generally, to the extent the straddle rules apply to positions established by the Fund, losses realized by the Fund may be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle and the conversion transaction rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain may be characterized as short-term capital gain or ordinary income.

     If a Fund enters into a "constructive sale" of any appreciated position in stock, a partnership interest, or certain debt instruments, the Fund must recognize gain (but not loss) with respect to that position. For this purpose, a constructive sale occurs when the Fund enters into one of the following transactions with respect to the same or substantially identical property: (i) a short sale; (ii) an offsetting notional principal contract; or (iii) a futures or forward contract, or (iv) other transactions identified in future Treasury Regulations.

     The amount of long-term capital gain a taxpayer may recognize from derivative transactions is limited with respect to certain pass-through entities. The amount of long-term capital gain is limited to the amount of such gain the taxpayer would have had if the taxpayer owned a direct interest in the pass-through entity during the term of the derivative contract. Any gain in excess of this amount is treated as ordinary income. An interest charge is imposed on the amount of gain that is treated as ordinary income. The Funds do not expect to enter into any derivative contracts, and, therefore, does not expect to be subject to these rules.

    If a Fund purchases shares in a "passive foreign investment company" ("PFIC"), the Fund may be subject to federal income tax and an interest charge imposed by the IRS upon certain distributions from the PFIC or the Fund's disposition of its PFIC shares. If the Fund purchases shares of a foreign entity which to its knowledge is a PFIC, the Fund can be expected to make an available election to mark-to-market its interest in PFIC shares. Under the election, the Fund will be treated as recognizing at the end of each taxable year the difference, if any, between the fair market value of its interest in the PFIC shares and its tax basis in such shares. In some circumstances, the recognition of loss may be suspended. The Fund will adjust its tax basis in the PFIC shares by the amount of income (or loss) recognized. Although such income (or loss) will be taxable to the Fund as ordinary income (or loss), notwithstanding any distributions by the PFIC, the Fund will not be subject to federal income tax or the interest charge with respect to its interest in the PFIC under the election. No assurance can be given that a Fund will make a timely mark-to-market election with respect to its PFIC shares.

     Foreign Taxes.  Income and gains received by a Fund from sources within
     -------------
foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of non-U.S. corporations, the Fund will be eligible to file an election with the IRS pursuant to which the Fund may pass-through to its shareholders foreign taxes paid by the Fund, which may be claimed either as a credit or deduction by the shareholders. Only the International Equity Fund and International Fund expect to qualify for and make the election. However, even if a Fund qualifies for the election, foreign taxes will only pass-through to a Fund shareholder if (i) the shareholder holds the Fund shares for at least 16 days during the 30-day period beginning 15 days prior to the date upon which the shareholder becomes entitled to receive Fund distributions corresponding with the pass-through of the foreign taxes paid by the Fund, and (ii) with respect to foreign source dividends received by the Fund on shares giving rise to foreign tax, the Fund holds the shares for at least 16 days during the 30-day period beginning 15 days prior to the date upon which the Fund becomes entitled to the dividend.

     An individual with $300 or less of creditable foreign taxes generally is exempt from foreign source income and certain other limitations imposed by the Code on claiming a credit for such taxes. The $300 amount is increased to $600 for joint filers.

     Distributions; Generally. For federal income tax purposes, a Fund's
     ------------------------
"earnings and profits," as determined for federal income tax purposes, will be determined at the end of the Fund's taxable year and will be allocated pro rata over the entire year. For federal income tax purposes, only amounts paid out of earnings and profits will qualify as taxable distributions. Thus, if during a taxable year a Fund's declared distributions exceed the Fund's earnings and profits (as determined at the end of the year), only that portion of the year's distributions which equals the year's earnings and profits will be deemed to have constituted a taxable distribution. Distributions in excess of earnings and profits will first be treated as a return of capital up to the amount of a shareholder's basis in its Fund shares and then capital gain. It is expected that a Fund's distributions will not exceed the Fund's cumulative earnings and profits.

     Capital Gain Distributions.  Distributions that are designated by a Fund as
     --------------------------
capital gain distributions will be taxed to shareholders as long-term capital gain (to the extent such distributions do not exceed the Fund's actual net long-term capital gain for the taxable year), regardless of how long a shareholder has held Fund shares. Such distributions will be designated as capital gain distributions in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund's taxable year.

     Disposition of Fund Shares.  In general, a disposition of Fund shares
     --------------------------
pursuant to a redemption (including a redemption in-kind) or an exchange will result in a taxable capital gain or loss to the redeeming shareholder, depending on the amount received for the shares (or are deemed to be received in the case of an exchange) and the cost of the shares, and long-term capital gain or loss if the shareholder has held such Fund shares for greater than one year at the time of disposition.

     If a shareholder exchanges or otherwise disposes of Fund shares within 90 days of having acquired such shares and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge on a new purchase of shares of the Fund or a different regulated investment company, the sales charge previously incurred in acquiring the Fund's shares shall not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but will be treated as having been incurred in the acquisition of such other shares. Also, any loss realized on a redemption or exchange of shares of the Fund will be disallowed to the extent that substantially identical shares are acquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of.

     If a shareholder receives a capital gain distribution with respect to any Fund share and such Fund share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Fund share will be treated as a long-term capital loss to the extent of the capital gain distribution. This loss disallowance rule does not apply to losses realized under a periodic redemption plan.

      Federal Income Tax Rates.  As of the printing of this SAI, the maximum
      ------------------------
individual federal income tax rate applicable to ordinary income is 38.6% (marginal tax rates may be higher for some individuals to reduce or eliminate the benefit of exemptions and deductions); the maximum individual marginal federal income tax rate applicable to net capital gain generally is 20%; and the maximum corporate federal income tax rate applicable to ordinary income and net capital gain is 35% (marginal tax rates may be higher for some corporations to reduce or eliminate the benefit of lower marginal income tax rates). A special lower rate of 18% on net capital gain is available to individuals to the extent the gain is derived from investments held for more than five years. However, the 18% rate only applies to assets acquired after December 31, 2000, unless an election is made to treat certain assets held on January 1, 2001, as having been sold and then reacquired on the same date. If the election is made, the asset will be deemed to be sold at its fair market value and any gain, but not loss, will be recognized. Although, the IRS has yet to issue any official guidance on how the 18% rate would apply to distributions made by a Fund, the IRS has indicated in income tax forms that the lower rate will apply to designated capital gain distributions by the Fund to the extent that the gain is derived from the disposition of a portfolio investment acquired by the Fund after December 31, 2000 and was held for more than five years at the time of disposition. Under the Economic Growth and Tax Relief Recovery Act, individual federal income tax rates are set to decrease over the next several calendar years. Naturally, the amount of tax payable by any taxpayer will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters.

      Corporate Shareholders.  Corporate shareholders of a Fund may be eligible
      ----------------------
for the dividends-received deduction on distributions attributable to dividends received by the Fund from domestic corporations, which, if received directly by the corporate shareholder, would qualify for such deduction. A distribution by a Fund attributable to dividends of a domestic corporation will only qualify for the dividends-received deduction if (i) the corporate shareholder generally holds the Fund shares upon which the distribution is made for at least 46 days during the 90 day period beginning 45 days prior to the date upon which the shareholder becomes entitled to the distribution; and (ii) the Fund generally holds the shares of the domestic corporation producing the dividend income for at least 46 days during the 90 day period beginning 45 days prior to the date upon which the Fund becomes entitled to such dividend income.

     Foreign Shareholders.  Under the Code, distributions attributable to
     --------------------
ordinary income, net short-term capital gain and certain other items realized by a Fund and paid to a nonresident alien individual, foreign trust (i.e., a trust other than a trust which a U.S. court is able to exercise primary supervision over administration of that trust and one or more U.S. persons have authority to control substantial decisions of that trust), foreign estate (i.e., the income of which is not subject to U.S. tax regardless of source) or foreign corporation (each, a "foreign shareholder") generally will be subject to federal income tax withholding (at a rate of 30% or, if an income tax treaty applies, at the lower treaty rate, if any). This tax generally is not refundable. Withholding will not apply if a distribution paid by the Fund to a foreign shareholder is "effectively connected" with a U.S. trade or business (or, if an income tax treaty applies, is attributable to a U.S. permanent establishment) of the foreign shareholder, in which case the reporting and withholding requirements applicable to U.S. persons generally will apply. Special tax rules apply to foreign partnerships. In general, foreign shareholders are not subject to federal income tax, including withholding tax, on gain realized on the disposition of Fund shares and capital gain distributions.

     Backup Withholding.  The Trust may be required to withhold, subject to
     ------------------
certain exemptions, at a rate of 30% ("backup withholding") on all distributions and redemption proceeds (including proceeds from exchanges and redemptions in-kind) paid or credited to a Fund shareholder, unless the shareholder certifies that the "taxpayer identification number" ("TIN") provided is correct and that the shareholder is not subject to backup withholding, or the IRS notifies the Trust that the shareholder's TIN is incorrect or that the shareholder is subject to backup withholding. This tax is not an additional federal income tax imposed on the shareholder, and the shareholder may claim the tax as a tax payment on its federal income tax return. An investor must provide a valid TIN upon opening or reopening an account. If a shareholder fails to furnish a valid TIN upon request, the shareholder can also be subject to IRS penalties. The rate of backup withholding is set to decrease in future years.

     Tax-Deferred Plan.  The shares of the Funds are available for a variety
     -----------------
of tax-deferred retirement and other plans, including Individual Retirement Accounts ("IRA"), Simplified Employee Pension Plans ("SEP-IRA"), Savings Incentive Match Plans for Employees ("SIMPLE plans"), Roth IRAs, and Education IRAs, which permit investors to defer some of their income from taxes. Investors should contact their selling agents for details concerning retirement plans.

     Other Matters.  Prospective shareholders should be aware that the
     -------------
investments made by the Funds may involve sophisticated tax rules that may result in income or gain recognition by the Funds without corresponding current cash receipts. Although the Funds seek to avoid significant noncash income, such noncash income could be recognized by the Funds, in which case the Funds may distribute cash derived from other sources in order to meet the minimum distribution requirements described above. The Funds could be required at times to liquidate investments prematurely in order to satisfy their minimum distribution requirements.

     The foregoing discussion and the discussions in the Prospectuses applicable to each shareholder address only some of the federal income tax considerations generally affecting investments in the Funds. Prospective investors are urged to consult their own tax advisors regarding specific questions as to federal, state, local and foreign taxes applicable to them.

                                 CAPITAL STOCK

     The Funds are twenty-one of the funds of the Wells Fargo Funds Trust family of funds. The Trust was organized as a Delaware business trust on March 10, 1999.

     Most of the Trust's Funds are authorized to issue multiple classes of shares, one class generally subject to a front-end sales charge and, in some cases, classes subject to a contingent-deferred sales charge, that are offered to retail investors. Certain of the Trust's Funds also are authorized to issue other classes of shares, which are sold primarily to institutional investors. Shareholders bear their pro rata portion of the Fund's operating expenses, except for certain class-specific expenses (e.g., any state securities registration fees, shareholder servicing fees or distribution fees that may be paid under Rule 12b-1) that are allocated to a particular class. Please contact Investor Services at 1-800-222-8222 if you would like additional information about other Funds or classes of shares offered.

     With respect to matters that affect one class but not another, shareholders vote as a class; for example, the approval of a Plan. Subject to the foregoing, all shares of a Fund have equal voting rights and will be voted in the aggregate, and not by Series, except where voting by a Series is required by law or where the matter involved only affects one Series. For example, a change in a Funds' fundamental investment policy affects only one Series and would be voted upon only by shareholders of the Fund involved. Additionally, approval of an Advisory contract, since it only affects one Fund, is a matter to be determined separately by each Series. Approval by the shareholders of one Series is effective as to that Series whether or not sufficient votes are received from the shareholders of the other series to approve the proposal as to those Series.

     As used in the Prospectus and in this SAI, the term "majority" when referring to approvals to be obtained from shareholders of a class of the Fund, means the vote of the lesser of (i) 67% of the shares of such class the Fund represented at a meeting if the holders of more than 50% of the outstanding shares such class of the Fund are present in person or by proxy, or (ii) more than 50% of the outstanding shares of such class the Fund. The term "majority," when referring to approvals to be obtained from shareholders of the Fund, means the vote of the lesser of (i) 67% of the shares of the Fund represented at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Fund. The term "majority," when referring to the approvals to be obtained from shareholders of the Trust as a whole, means the vote of the lesser of (i) 67% of the Trust's shares represented at a meeting if the holders of more than 50% of the Trust's outstanding shares are present in person or by proxy, or
(ii) more than 50% of the Trust's outstanding shares. Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held.

     Shareholders are not entitled to any preemptive rights. All shares are issued in uncertificated form only, and, when issued will be fully paid and non-assessable by the Trust. The Trust may dispense with an annual meeting of shareholders in any year in which it is not required to elect directors under the 1940 Act.

     Each share of a class of a Fund represents an equal proportional interest in a Fund with each other share in the same class and is entitled to such dividends and distributions out of the income earned on the assets belonging to a Fund as are declared in the discretion of the Trustees. In the event of the liquidation or dissolution of the Trust, shareholders of a Fund are entitled to receive the assets attributable to the relevant class of shares of the Fund that are available for distribution, and a distribution of any general assets not attributable to a particular investment portfolio that are available for distribution in such manner and on such basis as the Trustees in their sole discretion may determine.

     Set forth below as of January 7, 2002 is the name, address and share ownership of each person known by the Trust to have beneficial or record ownership of 5% or more of a class of a Fund or 5% or more of the voting securities of the Fund as a whole. The term "N/A" is used where a shareholder holds 5% or more of a class, but less than 5% of a Fund as a whole.

                      5% OWNERSHIP AS OF JANUARY 7, 2002

                                             Name and                           Type of             Percentage
          Fund                               Address                           Ownership             of Class
          ----                               -------                           ---------             --------
Diversified Equity                                                            Record
     Class A                City of Hastings Nebraska                                                 10.67%
                            Retirement Plan
                            c/o Great West Record Keeper
                            8515 E. Orchard Road, #2T2
                            Englewood, CO  80111-5037

     Class B                N/A                                               N/A

     Class C                EMJAYCO                                           Record                  35.86%
                            Omnibus Account
                            P.O. Box 170910
                            Milwaukee, WI 53217-0909

                            Wells Fargo Investments LLC                       Record                   6.91%
                            A/C 5000-9438
                            420 Montgomery Street
                            San Francisco, CA 94104-1298

  Institutional Class       Wells Fargo Bank MN NA FBO                        Record                  88.51%
                            Diversified Equity I
                            Attn: Mutual Fund OPS
                            P.O. Box 1533
                            Minneapolis, MN 55480-1533

                                           Name and                             Type of              Percentage
         Fund                              Address                             Ownership              of Class
         ----                              -------                             ---------              --------
Diversified Small Cap
  Institutional Class
                            Wells Fargo Bank MN NA FBO                        Record                   10.95%
                            Diversified Small Cap Fund I
                            Attn: Mutual Fund OPS
                            P.O. Box 1533
                            Minneapolis, MN 55480-1533

                            Wells Fargo Bank MN NA FBO                        Record                   82.28%
                            Diversified Small Cap Fund I
                            Attn: Mutual Fund OPS
                            P.O. Box 1533
                            Minneapolis, MN 55480-1533

                            Wells Fargo Bank MN NA FBO                        Record                    5.26%
                            Diversified Small Cap Fund I
                            Attn: Mutual Fund OPS
                            P.O. Box 1533
                            Minneapolis, MN 55480-1533

Equity Income
   Class A                  PFPC Brokerage Services                           Record                   14.30%
                            FBO Wells Fargo
                            211 South Gulph Road
                            King of Prussia, PA 19406-3101

   Class B                  N/A                                               N/A

   Class C                  EMJAYCO                                           Record                   36.74%
                            Onmibus Account
                            P.O. Box 170910
                            Milwaukee, WI 53217-0909

                                           Name and                             Type of              Percentage
         Fund                              Address                             Ownership              of Class
         ----                              -------                             ---------              --------
  Institutional Class       Wells Fargo Bank MN NA FBO                        Record                   31.34%
                            Income Equity I
                            Attn: Mutual Fund OPS
                            P.O. Box 1533
                            Minneapolis, MN 55480-1533

                            Wells Fargo Bank MN NA FBO                        Record                   36.38%
                            Income Equity I
                            Attn: Mutual Fund OPS
                            P.O. Box 1533
                            Minneapolis, MN 55480-1533

                            Wells Fargo Bank MN NA FBO                        Record                   28.90%
                            Income Equity I
                            Attn: Mutual Fund OPS
                            P.O. Box 1533
                            Minneapolis, MN 55480-1533

Equity Index
  Class O                   Wells Fargo Investments LLC                       Record                    9.98%
                            A/C 3427-5072
                            608 Second Avenue South 8th Fl.
                            Minneapolis, MN 55402-1916

                            Wells Fargo Investments LLC                       Record
                            A/C 5006-0507                                                              20.74%
                            608 Second Avenue South 8th Fl.
                            Minneapolis, MN 55402-1916

                            Wells Fargo Investments LLC                       Record                   10.38%
                            A/C 5130-5268
                            608 Second Avenue South 8th Fl.
                            Minneapolis, MN 55402-1916

                            Wells Fargo Investments LLC                       Record                   15.51%
                            A/C 7255-2567
                            608 Second Avenue South 8th Fl.
                            Minneapolis, MN 55402-1916

Equity Value
  Class A                   N/A                                               N/A

  Class B                   N/A                                               N/A

  Class C                   MLPF&S For The Sole Benefit Of                    Record                   19.09%
                            Its Customers
                            Attn Mutual Fund Administration
                            4800 Deer Lake Drive, East, 3rd Floor
                            Jacksonville, FL 32246-6484

                                  Name and                          Type of                Percentage
       Fund                        Address                         Ownership                of Class
       ----                        -------                         ---------                --------
                            Wells Fargo Investments LLC            Record                   16.37%
                            A/C 1371-6515
                            608 Second Avenue South 8th Fl.
                            Minneapolis, MN 55402-1916

  Institutional Class       Wells Fargo Bank MN NA FBO             Record                   44.91%
                            Stagecoach Equity Value CL I
                            Attn:  Mutual Fund OPS
                            PO Box 1533
                            Minneapolis, MN 55480-1533

                            Wells Fargo Bank MN NA FBO             Record                   11.42%
                            Wells Fargo Equity Value Fund C/C
                            Attn:  Mutual Fund OPS
                            PO Box 1533
                            Minneapolis, MN 55480-1533

                            Wells Fargo Bank MN NA FBO             Record                   35.86%
                            Wells Fargo Equity Value Fund C/R
                            Attn:  Mutual Fund OPS
                            PO Box 1533
                            Minneapolis, MN 55480-1533

Growth Fund
  Class A                   PFPC Brokerage Services                Record                   15.47%
                            FBO Wells Fargo
                            211 South Gulph Road
                            King of Prussia, PA  19406-3101

  Class B                   N/A                                    N/A

  Institutional Class       Wells Fargo Bank MN NA FBO             Record                   68.92%
                            ValuGrowth Stock Fund I
                            Attn:  Mutual Fund OPS
                            P.O. Box 1533
                            Minneapolis, MN  55480-1533

                            Wells Fargo Bank MN NA FBO             Record                   23.18%
                            ValuGrowth Stock Fund I
                            Attn:  Mutual Fund OPS
                            P.O. Box 1533
                            Minneapolis, MN  55480-1533

                            Name and                          Type of                Percentage
       Fund                  Address                         Ownership                of Class
       ----                  -------                         ---------                --------
Growth Equity Fund
  Class A                   N/A                                    N/A

  Class B                   N/A                                    N/A

  Class C                   EMJAYCO                                Record                   82.01%
                            Omnibus Account
                            P.O. Box 170910
                            Milwaukee, WI  53217-0909

  Institutional Class       Wells Fargo Bank MN NA FBO             Record                   93.66%
                            Growth Equity I
                            Attn:  Mutual Fund OPS
                            P.O. Box 1533
                            Minneapolis, MN  55480-1533
Index Fund
  Institutional Class       Wells Fargo Bank MN NA FBO             Record                    7.45%
                            Index Fund I
                            Attn:  Mutual Fund OPS
                            P.O. Box 1533
                            Minneapolis, MN  55480-1533

                            Wells Fargo Bank MN NA FBO             Record                   15.45%
                            Index Fund I
                            Attn:  Mutual Fund OPS
                            P.O. Box 1533
                            Minneapolis, MN  55480-1533

                            Wells Fargo Bank MN NA FBO             Record                   68.28%
                            Index Fund I
                            Attn:  Mutual Fund OPS
                            P.O. Box 1533
                            Minneapolis, MN  55480-1533

International Fund
  Class A                   Wexford Clearing Services Corp. F      Record                   20.42%
                            Attn:  Steve M. Abraham
                            Watchband Securities LLC
                            200 W Jackson Boulevard
                            Suite 2300
                            Chicago, IL  60606-6942

  Class B                   Wells Fargo Investments LLC            Record                    5.41%
                            A/C 7905-5209
                            608 Second Avenue South 6th Floor
                            Minneapolis, MN  55402-1916

  Institutional Class

                                  Name and                          Type of                Percentage
       Fund                        Address                         Ownership                of Class
       ----                        -------                         ---------                --------
International Equity
  Fund
     Class A                Charles Schwab & Co, Inc.                Record                    10.93%
                            Special Custody Account
                            Exclusively FBO The Customers
                            101 Montgomery Street
                            San Francisco, CA  94104-4122

     Class B                N/A                                      N/A

     Class C                EMJAYCO                                  Record                    30.32%
                            Omnibus Account
                            PO Box 170910
                            Milwaukee, WI 53217-0909

     Institutional Class    Wells Fargo Bank MN NA FBO               Record                    10.51%
                            Wells Fargo Int. Equity Fund CL I
                            Attn:  Mutual Fund OPS
                            P.O. Box 1533
                            Minneapolis, MN  55480-1533

                            Wells Fargo Bank MN NA FBO               Record                    35.70%
                            Wells Fargo Int. Equity Fund CL I
                            Attn:  Mutual Fund OPS
                            P.O. Box 1533
                            Minneapolis, MN  55480-1533

                            Wells Fargo Bank MN NA FBO               Record                    39.13%
                            Wells Fargo Int. Equity Fund CL I
                            Attn:  Mutual Fund OPS
                            P.O. Box 1533
                            Minneapolis, MN  55480-1533

                            Verb. & Co.                              Record                    11.77%
                            FBO Community Foundation
                            Silicon Valley
                            4380 SW Macadan
                            Suite 450
                            Portland, OR  97201-6407

                                          Name and                             Type of              Percentage
        Fund                              Address                             Ownership              of Class
        ----                              -------                             ---------              --------
Large Cap Appreciation
 Fund
  Class A                   Charles Schwab & Co., Inc.                        Record                  16.41%
                            Special Custody Account
                            Exclusively FBO The Customers
                            101 Montgomery Street
                            San Francisco, CA 94104-4122

                            Wells Fargo Investments, LLC                      Record                  12.12%
                            A/C 8681-2919
                            608 Second Avenue South 8th Floor
                            Minneapolis, MN 55402-1916

                            Wells Fargo Investments, LLC                      Record                   8.19%
                            A/C 8769-8865
                            608 Second Avenue South 8th Floor
                            Minneapolis, MN 55402-1916

                            Wells Fargo Investments, LLC                      Record                   9.02%
                            A/C 8407-6071
                            608 Second Avenue South 8th Floor
                            Minneapolis, MN 55402-1916

                            Wells Fargo Investments, LLC                      Record                   9.02%
                            A/C 0407-6074
                            608 Second Avenue South 8th Floor
                            Minneapolis, MN 55402-1916

                            Lynn H. Lobas                                     Beneficial               6.84%
                            Mathew B. Lobas Comm Prop
                            5439 Blackhawk Drive
                            Danville, CA 94506-6004

                            Wells Fargo Investments, LLC                      Record                   7.74%
                            A/C 4792-4318
                            420 Montgomery Street
                            San Francisco, CA 94104-1298

  Class B                   Wells Fargo Investments, LLC                      Record                   8.20%
                            A/C 8100-7970
                            608 Second Avenue South 8th Floor
                            Minneapolis, MN 55402-1916

                            Wells Fargo Investments, LLC                      Record                  10.24%
                            A/C 1994-8586
                            608 Second Avenue South 8th Floor
                            Minneapolis, MN 55402-1916

  Class C                   Stephens Inc.                                     Record                  21.33%
                            Seed Money

                                          Name and                             Type of               Percentage
     Fund                                 Address                             Ownership               of Class
     ----                                 -------                             ---------               --------
                            Attn: Accounting
                            111 Center Street
                            Little Rock, AR 72201-4402

                            American Enterprise Investment Svcs               Record                   15.69%
                            FBO 185199751
                            PO Box 9446
                            Minneapolis, MN 55440-9446

                            Wells Fargo Investments, LLC                      Record                   27.37%
                            A/C 5647-2674
                            608 Second Avenue South 8th Floor
                            Minneapolis, MN 55402-1916

                            Wells Fargo Investments, LLC                      Record                   35.82%
                            A/C 4219-2698
                            608 Second Avenue South 8th Floor
                            Minneapolis, MN 55402-1916

  Class I                   Wells Fargo Bank Minnesota, NA                                             96.55%
                            Omnibus Account R/R                               Record
                            c/o Mutual Fund Processing
                            PO Box 1533
                            Minneapolis, MN 55480-1533

Large Company Growth
 Fund
  Class A                   Charles Schwab & Co., Inc.                        Record                   16.90%
                            Special Custody Account
                            Exclusively FBO The Customers
                            101 Montgomery Street
                            San Francisco, CA 94104-4122

                            MLPF&S For The Sole Benefit                       Record                   21.81%
                            Of Its Customers
                            Attn: Service Team
                            4600 Deer Lake Drive East, 3rd Floor
                            Jacksonville, FL 32246-6484

  Class B                   N/A                                               N/A

  Class C                   EMJAYCO                                           Record                   16.67%
                            Omnibus Account
                            PO Box 170910
                            Milwaukee, WI 53217-0909

                            MLPF&S For the Sole Benefit of Its Customers      Record                   19.08%
                            Attn: Mutual Fund Administration
                            4800 Deer Lake Drive East, 3rd Floor
                            Jacksonville, FL 32246-6484

                                          Name and                             Type of               Percentage
     Fund                                 Address                             Ownership               of Class
     ----                                 -------                             ---------               --------
  Institutional Class       Wells Fargo Bank MN NA FBO                        Record                   8.38%
                            Large Company Growth I
                            Attn: Mutual Fund OPS
                            P.O. Box 1533
                            Minneapolis, MN 55480-1533

                            Wells Fargo Bank MN NA FBO                        Record                  17.77%
                            Large Company Growth I
                            Attn: Mutual Fund OPS
                            P.O. Box 1533
                            Minneapolis, MN 55480-1533

                            Wells Fargo Bank MN NA FBO                        Record                  65.13%
                            Large Company Growth I
                            Attn: Mutual Fund OPS
                            P.O. Box 1533
                            Minneapolis, MN 55480-1533

Mid Cap Growth Fund
    Class A                 Stephens Group                                    Record                   5.54%
                            Attn: Jolene Johnson
                            111 Center Street
                            Little Rock, AR 72201-4402

    Class B                 N/A                                               N/A

    Class C                 MLPF&S For The Sole Benefit of its                Record                   5.97%
                            Customers
                            Attn: Mutual Fund Administration
                            4800 Deer Lake Drive East 3rd Floor
                            Jacksonville, FL 32246-6484

                            Wells Fargo Investments, LLC                      Record                   5.96%
                            A/C 2043-0091
                            608 Second Avenue South 8th Floor
                            Minneapolis, MN 55402-1916

                            Wells Fargo Investments, LLC                      Record                  23.04%
                            A/C 6265-1577
                            608 Second Avenue South 8th Floor
                            Minneapolis, MN 55402-1916

                            Wells Fargo Investments, LLC                      Record                  10.28
                            A/C 6379-6819
                            608 Second Avenue South 8th Floor
                            Minneapolis, MN 55402-1916

                                 Name and                            Type of             Percentage
    Fund                          Address                           Ownership             of Class
    ----                          -------                           ---------             --------
OTC Growth Fund
  Class O                   Wells Fargo Bank                          Record               98.69
                            FBO WF Growth Equity Fund
                            P.O. Box 1533
                            Minneapolis, MN 55480-1533

Small Cap Growth Fund
  Class A                   Charles Schwab & Co., Inc.                Record                7.46%
                            Special Custody Account
                            Exclusively FBO The Customers
                            101 Montgomery Street
                            San Francisco, CA  94104-4122

                            PFPC Brokerage Services                   Record               10.29%
                            FBO Wells Fargo
                            211 South Gulph Road
                            King of Prussia, PA  19406-3101


                            Fidelity Investments Institutional        Record                6.31%
                            Operations Co Inc (FIIOC) As Agent
                            for Certain Employee Benefit Plans
                            100 Magellan Way KWIC
                            Covington, KY  41015-1999

                            Wells Fargo Bank MN NA FBO                Record                6.06%
                            WF Wealthbuilder 13357300
                            Attn:  Mutual Fund Ops
                            P.O. Box 1533
                            Minneapolis, MN 55480-1533

                            Wells Fargo Bank                          Record               16.51%
                            WF Wealthbuilder 13357100
                            Attn:  Mutual Fund Ops
                            P.O. Box 1533
                            Minneapolis, MN 55480-1533

  Class B                   N/A                                       N/A

  Class C                   MLPF&S For The Sole Benefit of its        Record               24.33
                            Customers
                            Attn:  Mutual Fund Administration
                            4800 Deer Lake Drive East 3rd Floor
                            Jacksonville, FL  32246-6484

                            EMJAYCO                                   Record               23.40%
                            Omnibus Account
                            P.O. Box 170910

                                 Name and                            Type of             Percentage
    Fund                          Address                           Ownership             of Class
    ----                          -------                           ---------             --------
                            Milwaukee, WI  53217-0909

  Institutional Class       Wells Fargo Bank MN NA FBO                  Record             19.26%
                            Small Company Stock Fund I
                            Attn:  Mutual Fund OPS
                            P.O. Box 1533
                            Minneapolis, MN  55480-1533

                            Wells Fargo Bank MN NA FBO                  Record             11.06%
                            Small Company Stock Fund I
                            Attn:  Mutual Fund OPS
                            P.O. Box 1533
                            Minneapolis, MN  55480-1533

                            Wells Fargo Bank MN NA FBO                  Record             52.96%
                            Small Company Stock Fund I
                            Attn:  Mutual Fund OPS
                            P.O. Box 1533
                            Minneapolis, MN  55480-1533

Small Cap Opportunities
  Fund

  Class A                   N/A                                         N/A

  Class B                   N/A                                         N/A

  Institutional Class       Wells Fargo Bank Minnesota NA
                            Small Cap Opportunities Fund I
                            c/o Mutual Fund Processing                  Record              8.86%
                            P.O. Box 1450 NW 8477
                            Minneapolis, MN  55485-1450

                            Wells Fargo Bank Minnesota NA
                            Small Cap Opportunities Fund I
                            c/o Mutual Fund Processing                  Record             82.14%
                            P.O. Box 1450 NW 8477
                            Minneapolis, MN  55485-1450

Small Cap Value
  Institutional Class       Wells Fargo Bank MN NA FBO                  Record             29.30%
                            Performa Small Cap Value Fund
                            Attn:  Mutual Fund OPS
                            P.O. Box 1533
                            Minneapolis, MN  55480-1533

                            Wells Fargo Bank MN NA FBO                  Record              5.99%

                                 Name and                            Type of             Percentage
    Fund                          Address                           Ownership             of Class
    ----                          -------                           ---------             --------
                            Performa Small Cap Value Fund
                            Attn:  Mutual Fund OPS
                            P.O. Box 1533
                            Minneapolis, MN  55480-1533

                            Wells Fargo Bank MN NA FBO                 Record               55.56%
                            Performa Small Cap Value Fund
                            Attn:  Mutual Fund OPS
                            P.O. Box 1533
                            Minneapolis, MN  55480-1533

Small Company Growth Fund
  Institutional Class       Wells Fargo Bank MN NA FBO                 Record               10.52%
                            Small Company Growth I
                            Attn:  Mutual Fund OPS
                            P.O. Box 1533
                            Minneapolis, MN  55480-1533

                            Wells Fargo Bank MN NA FBO                 Record               65.17%
                            Small Company Growth I
                            Attn:  Mutual Fund OPS
                            P.O. Box 1533
                            Minneapolis, MN  55480-1533

                            Vanguard Fiduciary Trust Company           Record               10.31%
                            Attn:  Outside Funds
                            P.O. Box 2600
                            Valley Forge, PA 19482-2600

Specialized Health
 Sciences Fund
  Class A                   Charles Schwab & Co., Inc.                 Record               18.16%
                            Special Custody Account
                            Exclusively FBO The Customers
                            101 Montgomery Street
                            San Francisco, CA  94104-4122

                            MLPF&S For The Sole Benefit of its         Record               11.12%
                            Customers
                            Attn:  Mutual Fund Administration
                            4800 Deer Lake Drive East 3rd Floor
                            Jacksonville, FL  32246-6484

                                 Name and                                      Type of            Percentage
     Fund                         Address                                     Ownership            of Class
     ----                         -------                                     ---------            --------
     Class B                N/A                                               N/A

     Class C                MLPF&S For The Sole Benefit of its                Record                  12.61%
                            Customers
                            Attn: Mutual Fund Administration
                            4800 Deer Lake Drive East 3rd Floor
                            Jacksonville, FL 32246-6484

Specialized Technology
 Fund
     Class A                Charles Schwab & Co., Inc.                        Record                   7.73%
                            Special Custody Account
                            Exclusively FBO The Customers
                            101 Montgomery Street
                            San Francisco, CA 94104-4122

     Class B                N/A                                               N/A

     Class C                MLPF&S For The Sole Benefit of its                Record                   7.35%
                            Customers
                            Attn:  Mutual Fund Administration
                            4800 Deer Lake Drive East 3rd Floor
                            Jacksonville, FL 32246-6484

                            Wells Fargo Investments LLC                       Record                   6.31%
                            A/C 8547-9949
                            420 Montgomery Street
                            San Francisco, CA 94104-1298

                            Wells Fargo Investments LLC                       Record                   5.05%
                            A/C 4207-8735
                            608 Second Avenue South, 8th Floor
                            Minneapolis, MN 55402-1916

     For purposes of the 1940 Act, any person who owns directly or through one or more controlled companies more than 25% of the voting securities of a company is presumed to "control" such company. Accordingly, to the extent that a shareholder identified in the foregoing table is identified as the beneficial holder of more than 25% of a class (or Fund), or is identified as the holder of record of more than 25% of a class (or Fund) and has voting and/or investment powers, it may be presumed to control such class (or Fund).

                                     OTHER

     The Trust's Registration Statement, including the Prospectuses and SAI for the Funds and the exhibits filed therewith, may be examined at the office of the Securities and Exchange Commission in Washington, D.C. Statements contained in the Prospectuses or the SAI as to the contents of any contract or other document referred to herein or in the Prospectuses are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

                                    COUNSEL

     Morrison & Foerster LLP, 2000 Pennsylvania Avenue, N.W., Suite 5500, Washington, D.C. 20006, as counsel for the Trust, has rendered its opinion as to certain legal matters regarding the due authorization and valid issuance of the shares of beneficial interest being sold pursuant to the Funds' Prospectuses.

                             INDEPENDENT AUDITORS

     KPMG LLP has been selected as the independent auditors for the Trust. KPMG LLP provides audit services, tax return preparation and assistance and consultation in connection with review of certain SEC filings. KPMG LLP's address is Three Embarcadero Center, San Francisco, California 94111.

                             FINANCIAL INFORMATION

     The portfolios of investments and audited financial statements for the Funds for the year ended September 30, 2001, are hereby incorporated by reference to the Funds' Annual Report.

                            WELLS FARGO FUNDS TRUST
                        File Nos. 333-74295; 811-09253

                                    PART C
                               OTHER INFORMATION

Item 23.  Exhibits.
          --------

     Exhibit
     Number                                  Description
     ------                                  -----------

     (a)         -  Amended and Restated Declaration of Trust, incorporated by reference to Post-Effective Amendment No. 8, filed December 17, 1999.

     (b)         -  Not Applicable.

     (c)         -  Not Applicable.

     (d)(1)(i)   -  Investment Advisory Agreement with Wells Fargo Funds
                    Management, LLC, incorporated by reference to Post-Effective Amendment No. 20, filed May 1, 2001; Schedule A, incorporated by reference to Post-Effective Amendment No. 29, filed November 1, 2001.

           (ii) - Fee and Expense Agreement between Wells Fargo Funds Trust and Wells Fargo Funds Management, LLC, incorporated by reference to Post-Effective Amendment No. 22, filed June 15, 2001; Schedule A, incorporated by reference to Post-Effective Amendment No. 29, filed November 1, 2001.

        (2)(i)   -  Investment Sub-Advisory Agreement with Barclays Global Fund
                    Advisors, incorporated by reference to Post-Effective Amendment No. 22, filed June 15, 2001.

           (ii) - Investment Sub-Advisory Agreement with Galliard Capital Management, Inc., incorporated by reference to Post-Effective Amendment No. 20, filed May 1, 2001; Schedule A and Appendix A, incorporated by reference to Post-Effective Amendment No. 29, filed November 1, 2001.

           (iii) - Investment Sub-Advisory Agreement with Peregrine Capital Management, Inc., incorporated by reference to Post-Effective Amendment No. 20, filed May 1, 2001; Appendix A and Schedule A, incorporated by reference to Post-Effective Amendment No. 29, filed November 1, 2001.

           (iv) - Investment Sub-Advisory Agreement with Schroder Investment Management North America Inc., incorporated by reference to Post-Effective Amendment No. 20, filed May 1, 2001.

           (v) Investment Sub-Advisory Agreement with Smith Asset Management Group, L.P., incorporated by reference to Post-Effective Amendment No. 20, filed May 1, 2001.

           (vi) - Investment Sub-Advisory Agreement with Wells Capital Management Incorporated, incorporated by reference to Post-Effective Amendment No. 22, filed June 15, 2001; Appendix A, Schedule A, and Appendix A to Schedule A, incorporated by reference to Post-Effective Amendment No. 29, filed November 1, 2001.

           (vii) - Investment Sub-Advisory Agreement with Dresdner RCM Global Investors, LLC, incorporated by reference to Post-Effective Amendment No. 29, filed November 1, 2001.

           (viii) - Investment Sub-Advisory Agreement with Golden Capital Management, LLC, incorporated by reference to Post-Effective Amendment No. 23, filed July 1, 2001.

           (ix) - Investment Sub-Advisory Agreement with Cadence Capital Management, incorporated by reference to Post-Effective Amendment No. 26, filed September 12, 2001.

        (e)       -  Distribution Agreement along with Form of Selling
                     Agreement, incorporated by reference to Post-Effective Amendment No. 16, filed October 30, 2000; Appendix A, incorporated by reference to Post-Effective Amendment No. 29, filed November 1, 2001.

        (f)       -  Not Applicable.

        (g)(1)    -  Custody Agreement with Barclays Global Investors, N.A., incorporated by reference to Post-Effective Amendment No. 16, filed October 30, 2000.

           (2) - Custody Agreement with Wells Fargo Bank Minnesota, N.A., incorporated by reference to Post-Effective Amendment No. 16, filed October 30, 2000; Appendix A, incorporated by reference to Post-Effective Amendment No. 29, filed November 1, 2001.

              (i) - Delegation Agreement (17f-5) with Wells Fargo Bank Minnesota, N.A., incorporated by reference to Post-Effective Amendment No. 16, filed October 30, 2000; Exhibit A, incorporated by reference to Post-Effective Amendment No. 29, filed November 1, 2001.

           (3) - Securities Lending Agreement by and among Wells Fargo Funds Trust, Wells Fargo Funds Management, LLC and Wells Fargo Bank Minnesota, N.A., incorporated by reference to Post-Effective Amendment No. 22, filed June 15, 2001; Exhibit A, incorporated by reference to Post-Effective Amendment No. 29, filed November 1, 2001.

        (h)(1)    -  Administration Agreement with Wells Fargo Funds Management,
                     LLC, incorporated by reference to Post-Effective Amendment No. 20, filed May 1, 2001; Appendix A, incorporated by reference to Post-Effective Amendment No. 29, filed November 1, 2001.

           (2) - Fund Accounting Agreement with Forum Accounting Services, LLC, incorporated by reference to Post-Effective Amendment No. 9, filed February 1, 2000.

           (3) - Transfer Agency and Service Agreement with Boston Financial Data Services, Inc., incorporated by reference to Post-Effective Amendment No. 16, filed October 30, 2000.

           (4) - Shareholder Servicing Plan, incorporated by reference to Post-Effective Amendment No. 16, filed October 30, 2000; Appendix A incorporated by reference to Post-Effective Amendment No. 29, filed November 1, 2001.

        (5)       -  Shareholder Servicing Agreement, incorporated by reference to Post-Effective Amendment No. 8, filed December 17, 1999.

     (i)          -  Legal Opinion, filed herewith.

     (j)(A)       -  Consent of Independent Auditors, filed herewith.

     (j)(1)       -  Power of Attorney, Robert C. Brown, incorporated by
                     reference to Post-Effective Amendment No. 10, filed May 10, 2000.

        (2)       -  Not Applicable.

        (3)       -  Not Applicable.

        (4)       -  Power of Attorney, Thomas S. Goho, incorporated by
                     reference to Post-Effective Amendment No. 10, filed May 10, 2000.

        (5)       -  Power of Attorney, Peter G. Gordon, incorporated by
                     reference to Post-Effective Amendment No. 10, filed May 10, 2000.

        (6)       -  Power of Attorney, W. Rodney Hughes, incorporated by
                     reference to Post-Effective Amendment No. 10, filed May 10, 2000.

        (7)       -  Power of Attorney, Richard M. Leach, incorporated by
                     reference to Post-Effective Amendment No. 16, filed October 30, 2000.

        (8)       -  Power of Attorney, J. Tucker Morse, incorporated by
                     reference to Post-Effective Amendment No. 10, filed May 10, 2000.

        (9)       -  Power of Attorney, Timothy J. Perry, incorporated by
                     reference to Post-Effective Amendment No. 10, filed May 10, 2000.

        (10)      -  Power of Attorney, Donald C. Willeke, incorporated by
                     reference to Post-Effective Amendment No. 10, filed May 10, 2000.

        (11)      -  Power of Attorney, Michael J. Hogan, incorporated by
                     reference to Post-Effective Amendment No. 10, filed May 10, 2000.

        (12)      -  Power of Attorney, Karla M. Rabusch, incorporated by
                     reference to Post-Effective Amendment No. 10, filed May 10, 2000.

     (k)          -  Not Applicable.

     (l)          -  Not Applicable.

     (m)          -  Rule 12b-1 Plan, incorporated by reference to Post-
                     Effective Amendment No. 23, filed July 1, 2001; Appendix A, incorporated by reference to Post-Effective Amendment No. 29, filed November 1, 2001 (see Exhibit (e) above for related Distribution Agreement).

     (n)          -  Rule 18f-3 Plan, incorporated by reference to Post-
                     Effective Amendment No. 23, filed July 1, 2001; Appendix A, incorporated by reference to Post-Effective Amendment No. 29, filed November 1, 2001.

     (o)          -  Not Applicable.

     (p)(1)       -  Joint Code of Ethics for Funds Trust, Core Trust and
                     Variable Trust, incorporated by reference to Post-Effective Amendment No. 20, filed May 1, 2001.

        (2)       -  Wells Fargo Funds Management, LLC Code of Ethics,
                     incorporated by reference to Post-Effective Amendment No. 20, filed May 1, 2001.

        (3)       -  Barclays Global Investors, N.A. Code of Ethics,
                     incorporated by reference to Post-Effective Amendment No. 20, filed May 1, 2001.

        (4)       -  Dresdner RCM Global Investors, LLC Code of Ethics,
                     incorporated by reference to Post-Effective Amendment No. 15, filed October 2, 2000.

        (5)       -  Galliard Capital Management, Inc. Code of Ethics,
                     incorporated by reference to Post-Effective Amendment No. 15, filed October 2, 2000.

        (6) - Peregrine Capital Management, Inc. Code of Ethics, incorporated by reference to Post-Effective Amendment No. 15, filed October 2, 2000.

        (7) - Schroder Investment Management North America Inc. Code of Ethics, incorporated by reference to Post-Effective Amendment No. 15, filed October 2, 2000.

        (8) - Smith Asset Management Group, L.P. Code of Ethics, incorporated by reference to Post-Effective Amendment No. 15, filed October 2, 2000.

        (9) - Wells Capital Management Incorporated Code of Ethics, incorporated by reference to Post-Effective Amendment No. 15, filed October 2, 2000.

        (10) - Cadence Capital Management Code of Ethics, incorporated by reference to Post-Effective Amendment No. 22, filed June 15, 2001.

        (11) - Form of Golden Capital Management LLC Code of Ethics, incorporated by reference to Post-Effective Amendment No. 24, filed July 20, 2001.

Item 24.  Persons Controlled by or Under Common Control with the Fund.
          -----------------------------------------------------------

          Registrant believes that no person is controlled by or under common control with Registrant.

Item 25.  Indemnification.
          ---------------

          Article V of the Registrant's Declaration of Trust limits the liability and, in certain instances, provides for mandatory indemnification of the Registrant's trustees, officers, employees, agents and holders of beneficial interests in the Trust. In addition, the Trustees are empowered under Section
3.9 of the Registrant's Declaration of Trust to obtain such insurance policies as they deem necessary.

Item 26.  Business and Other Connections of Investment Adviser.
          ----------------------------------------------------

          (a) Effective March 1, 2001, Wells Fargo Funds Management, LLC ("Funds Management") assumed investment advisory responsibilities for each of the Funds. For providing these services, Funds Management is entitled to receive fees at the same annual rates as were applicable under the advisory contract with Wells Fargo Bank, N.A. ("Wells Fargo Bank"). Funds Management, an indirect wholly-owned subsidiary of

Wells Fargo & Company, was created to succeed to the mutual fund advisory responsibilities of Wells Fargo Bank in early 2001.

               To the knowledge of Registrant, none of the directors or officers of Funds Management is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature, except that they also hold various positions with and engage in business for Wells Fargo Bank.

          (b) Barclays Global Fund Advisors ("BGFA"), a wholly-owned subsidiary of Barclays Global Investors, N.A. ("BGI"), serves as an adviser or sub-adviser to various Funds of the Trust and as adviser or sub-adviser to certain other open-end management investment companies. The descriptions of BGFA in Parts A and B of this Registration Statement are incorporated by reference herein. The directors and officers of BGFA also serve as directors or officers of BGI. To the knowledge of the Registrant, none of the directors or officers of BGFA is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

          (c) Wells Capital Management Incorporated ("WCM"), an affiliate of Funds Management, serves as sub-adviser to various Funds of the Trust. The descriptions of WCM in Parts A and B of this Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of WCM is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

          (d) Peregrine Capital Management, Inc. ("Peregrine"), an indirect, wholly-owned subsidiary of Wells Fargo & Company, serves as sub-adviser to various Funds of the Trust. The descriptions of Peregrine in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Peregrine is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

          (e) Schroder Investment Management North America Inc. ("Schroder"), serves as sub-adviser to various Funds of the Trust. The descriptions of Schroder in Parts A and B of the Registration Statement are incorporated by reference herein. Schroder Capital Management International Limited ("Schroder Ltd.") is a United Kingdom affiliate of Schroder which provides investment management services to international clients located principally in the United States. Schroder Ltd. and Schroder p.l.c. are located at 31 Gresham St., London ECZV 7QA, United Kingdom. To the knowledge of the Registrant, none of the directors or officers of Schroder is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

          (f) Galliard Capital Management, Inc. ("Galliard"), an indirect, wholly-owned subsidiary of Wells Fargo & Company serves as sub-adviser to various Funds of the Trust. The descriptions of Galliard in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Galliard is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

          (g) Smith Asset Management Group, L.P. ("Smith"), in which Wells Fargo Bank maintains an indirect, minority-ownership interest, serves as sub-adviser to various Funds of the Trust. The descriptions of Smith in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of this sub-adviser is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

          (h) Dresdner RCM Global Investors LLC ("Dresdner"), an indirect, wholly-owned subsidiary of Dresdner Bank AG, serves as sub-adviser for the Specialized Technology Fund and Specialized Health Sciences Fund of the Trust. The descriptions of Dresdner in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Dresdner is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

          (i) Cadence Capital Management ("Cadence") serves as sub-adviser to the core portfolio in which the Large Cap Appreciation Fund invests. The descriptions of Cadence in parts A and B of this Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Cadence is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

          (j) Golden Capital Management, LLC ("Golden") serves as sub-adviser for the OTC Growth Fund. Golden is entitled to receive fees at the same annual rates as were applicable under the sub-advisory contract with Smith. The descriptions of Golden in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Golden is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

Item 27.  Principal Underwriters.
          ----------------------

          (a) Stephens Inc. ("Stephens"), distributor for the Registrant, also acts as principal underwriter for Barclays Global Investors Funds, Inc., Nations Fund, Inc., Nations Fund Trust, Nations Separate Account Trust, Nations Reserves, Nations Funds Trust, Wells Fargo Variable Trust and Wells Fargo Funds Trust, and is the exclusive placement agent for Nations Master Investment Portfolio and Wells Fargo Core Trust, all of which are registered open-end management investment companies. Stephens Capital Management, an operating division of Stephens, acts as an investment adviser for certain funds of The Diversified Investors Fund Group, also an open-end management investment company.

          (b) Information with respect to each director and officer of the principal underwriter is incorporated by reference to Form ADV and Schedules A and D thereto, filed by Stephens with the Securities and Exchange Commission pursuant to the Investment Advisors Act of 1940 (file No. 501-15510).

          (c)  Not Applicable.

Item 28.  Location of Accounts and Records.
          --------------------------------

          (a) The Registrant maintains accounts, books and other documents required by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder (collectively, "Records") at the offices of Wells Fargo Funds Management, LLC, 525 Market Street, 12th Floor, San Francisco, California 94105.

          (b) Wells Fargo Funds Management, LLC maintains all Records relating to its services as investment adviser and administrator at 525 Market Street, 12th Floor, San Francisco, California 94105.

          (c) Boston Financial Data Services, Inc. maintains all Records relating to its services as transfer agent at Two Heritage Drive, Quincy, Massachusetts 02171.

          (d) Barclays Global Fund Advisors and Barclays Global Investors, N.A. maintain all Records relating to their services as sub-adviser and custodian, respectively, at 45 Fremont Street, San Francisco, California 94105.

          (e) Stephens Inc. maintains all Records relating to its services as distributor at 111 Center Street, Little Rock, Arkansas 72201.

          (f) Wells Fargo Bank Minnesota, N.A. maintains all Records relating to its services as custodian at 6th & Marquette, Minneapolis, Minnesota 55479-0040.

          (g) Wells Capital Management Incorporated maintains all Records relating to its services as investment sub-adviser at 525 Market Street, 10th Floor, San Francisco, California 94105.

          (h) Peregrine Capital Management, Inc. maintains all Records relating to its services as investment sub-adviser at 800 LaSalle Avenue, Suite 1850, Minneapolis, Minnesota 55402.

          (i) Galliard Capital Management, Inc. maintains all Records relating to its services as investment sub-adviser at 800 LaSalle Avenue, Suite 2060, Minneapolis, Minnesota 55402.

          (j) Smith Asset Management Group, L.P. maintains all Records relating to its services as investment sub-adviser at 500 Crescent Court, Suite 250, Dallas, Texas 75201.

          (k) Schroder Investment Management North America Inc. maintains all Records relating to its services as investment sub-adviser at 787 Seventh Avenue, New York, New York 10019.

          (l) Dresdner RCM Global Investors, LLC maintains all Records relating to its services as investment sub-adviser at Four Embarcadero Center, San Francisco, California 94111.

          (m) Cadence Capital Management maintains all Records relating to its services as investment sub-adviser at 265 Franklin Street, Boston, Massachusetts 02110.

          (n) Golden Capital Management, LLC maintains all Records relating to its services as investment sub-adviser at Two Resource Square, 10926 David Taylor Drive, Suite 180, Charlotte, North Carolina 28262.

Item 29.  Management Services.
          -------------------

          Other than as set forth under the captions "Organization and Management of the Funds" in each Prospectus constituting Part A of this Registration Statement and "Management" in the Statement of Additional Information constituting Part B of this Registration Statement, the Registrant is not a party to any management-related service contract.

Item 30.  Undertakings.  Not Applicable.
          ------------

                                  SIGNATURES
                                  ----------

       Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement on Form N-1A pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of San Francisco, State of California on the 30th day of January, 2002.


                             WELLS FARGO FUNDS TRUST

                             By: /s/ Christopher R. Bellonzi
                                -----------------------------------
                                Christopher R. Bellonzi
                                Assistant Secretary


       Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 31 to its Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date indicated:


Signature                               Title                     Date
---------                               -----                     ----


           *                            Trustee
---------------------------------
Robert C. Brown

           *                            Trustee
---------------------------------
Thomas S. Goho

           *                            Trustee
---------------------------------
Peter G. Gordon

           *                            Trustee
---------------------------------
W. Rodney Hughes

           *                            Trustee
---------------------------------
Richard M. Leach

           *                            Trustee
---------------------------------
J. Tucker Morse

           *                            Trustee
---------------------------------
Timothy J. Penny

           *                            Trustee
---------------------------------
Donald C. Willeke                                              1/30/2002

*By: /s/ Christopher R. Bellonzi
    -----------------------------
    Christopher R. Bellonzi
    As Attorney-in-Fact
    January 30, 2002

                                  SIGNATURES
                                  ----------

       Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized in the City of San Francisco, State of California on the 30th day of January, 2002.


                             WELLS FARGO CORE TRUST

                             By: /s/ Christopher R. Bellonzi
                                -----------------------------------
                                Christopher R. Bellonzi
                                Assistant Secretary


       Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 31 to its Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date indicated:


Signature                               Title                     Date
---------                               -----                     ----


           *                            Trustee
---------------------------------
Robert C. Brown

           *                            Trustee
---------------------------------
Thomas S. Goho

           *                            Trustee
---------------------------------
Peter G. Gordon

           *                            Trustee
---------------------------------
W. Rodney Hughes

           *                            Trustee
---------------------------------
Richard M. Leach

           *                            Trustee
---------------------------------
J. Tucker Morse

           *                            Trustee
---------------------------------
Timothy J. Penny

           *                            Trustee
---------------------------------
Donald C. Willeke                                              1/30/2002

*By: /s/ Christopher R. Bellonzi
    -----------------------------
    Christopher R. Bellonzi
    As Attorney-in-Fact
    January 30, 2002

                            WELLS FARGO FUNDS TRUST
                        FILE NOS. 333-74295; 811-09253

                                 EXHIBIT INDEX

Exhibit Number                                Description

EX-99.B(i)                             Opinion and Consent of Counsel

EX-99.B(j)(A)                          Consent of Independent Auditors